UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: January 31, 2012

Item 1.    Reports to Stockholders

This filing is on behalf of thirty-two of the thirty-six Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2012

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2012. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jana Waring Greer

President and CEO,

SunAmerica Annuity and Life Assurance Company

President, SunAmerica Retirement Markets,

The United States Life Insurance Company in the City of New York

March 23, 2012

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59½, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

— Not FDIC or NCUA/NCUSIF Insured

— May Lose Value — No Bank of Credit Union Guarantee

— Not a Deposit — Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE January 31, 2012

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2011 and held until January 31, 2012. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Period Ended January 31, 2012” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Period Ended January 31, 2012” column and the “Expense Ratio as of January 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended January 31, 2012” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Period Ended January 31, 2012” column and the “Expense Ratio as of January 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended January 31, 2012” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2011	Ending Account Value Using Actual Return at January 31, 2012	Expenses Paid During The Period Ended January 31, 2012*	Beginning Account Value at August 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at January 31, 2012	Expenses Paid During The Period Ended January 31, 2012*	Expense Ratio as of January 31, 2012*
Cash Management
Class 1	$1,000.00	$999.06	$2.57	$1,000.00	$1,022.63	$2.60	0.51%
Class 2	$1,000.00	$998.11	$3.32	$1,000.00	$1,021.88	$3.36	0.66%
Class 3	$1,000.00	$997.16	$3.83	$1,000.00	$1,021.37	$3.87	0.76%
Corporate Bond
Class 1	$1,000.00	$1,029.13	$2.97	$1,000.00	$1,022.28	$2.96	0.58%
Class 2	$1,000.00	$1,028.63	$3.73	$1,000.00	$1,021.53	$3.72	0.73%
Class 3	$1,000.00	$1,028.19	$4.24	$1,000.00	$1,021.02	$4.23	0.83%
Global Bond
Class 1	$1,000.00	$1,011.03	$3.65	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,010.18	$4.41	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,009.84	$4.91	$1,000.00	$1,020.32	$4.94	0.97%
High-Yield Bond
Class 1	$1,000.00	$1,005.07	$3.64	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,004.85	$4.40	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,005.97	$4.90	$1,000.00	$1,020.32	$4.94	0.97%
Total Return Bond
Class 1	$1,000.00	$1,037.91	$3.39	$1,000.00	$1,021.88	$3.36	0.66%
Class 2	$1,000.00	$1,036.58	$4.16	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,035.77	$4.67	$1,000.00	$1,020.62	$4.63	0.91%
Balanced@
Class 1	$1,000.00	$1,030.15	$4.30	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$1,029.38	$5.06	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$1,029.17	$5.57	$1,000.00	$1,019.71	$5.55	1.09%
MFS Total Return@			.
Class 1	$1,000.00	$1,016.22	$3.61	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,015.02	$4.37	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,014.71	$4.88	$1,000.00	$1,020.37	$4.89	0.96%
SunAmerica Dynamic Allocation#+
Class 3	$1,000.00	$1,006.00	$0.14	$1,000.00	$1,022.43	$2.80	0.55%
Telecom Utility@
Class 1	$1,000.00	$981.07	$5.69	$1,000.00	$1,019.46	$5.80	1.14%
Class 2	$1,000.00	$980.56	$6.44	$1,000.00	$1,018.70	$6.56	1.29%
Class 3	$1,000.00	$980.50	$6.94	$1,000.00	$1,018.20	$7.07	1.39%
Equity Index#
Class 1	$1,000.00	$1,024.28	$2.81	$1,000.00	$1,022.43	$2.80	0.55%
Growth-Income@
Class 1	$1,000.00	$1,060.75	$3.69	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,059.87	$4.47	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,059.49	$4.93	$1,000.00	$1,020.42	$4.84	0.95%
Equity Opportunities
Class 1	$1,000.00	$1,033.68	$4.66	$1,000.00	$1,020.62	$4.63	0.91%
Class 2	$1,000.00	$1,032.68	$5.43	$1,000.00	$1,019.86	$5.40	1.06%
Class 3	$1,000.00	$1,031.63	$5.94	$1,000.00	$1,019.36	$5.90	1.16%
Davis Venture Value@
Class 1	$1,000.00	$994.78	$3.92	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$994.55	$4.68	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$993.88	$5.18	$1,000.00	$1,020.01	$5.24	1.03%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,085.25	$3.89	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$1,083.88	$4.67	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$1,084.50	$5.20	$1,000.00	$1,020.21	$5.04	0.99%
Alliance Growth@
Class 1	$1,000.00	$1,025.18	$3.52	$1,000.00	$1,021.73	$3.52	0.69%
Class 2	$1,000.00	$1,023.81	$4.28	$1,000.00	$1,020.97	$4.28	0.84%
Class 3	$1,000.00	$1,023.61	$4.79	$1,000.00	$1,020.47	$4.79	0.94%
Capital Growth#
Class 1	$1,000.00	$998.88	$5.09	$1,000.00	$1,020.11	$5.14	1.01%
Class 2	$1,000.00	$998.87	$5.84	$1,000.00	$1,019.36	$5.90	1.16%
Class 3	$1,000.00	$998.86	$6.35	$1,000.00	$1,018.85	$6.41	1.26%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2011	Ending Account Value Using Actual Return at January 31, 2012	Expenses Paid During The Period Ended January 31, 2012*	Beginning Account Value at August 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at January 31, 2012	Expenses Paid During The Period Ended January 31, 2012*	Expense Ratio as of January 31, 2012*
MFS Massachusetts Investors Trust@
Class 1	$1,000.00	$990.84	$3.86	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$990.05	$4.61	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$989.09	$5.11	$1,000.00	$1,020.06	$5.19	1.02%
Fundamental Growth#@
Class 1	$1,000.00	$978.81	$4.59	$1,000.00	$1,020.57	$4.69	0.92%
Class 2	$1,000.00	$978.02	$5.33	$1,000.00	$1,019.81	$5.45	1.07%
Class 3	$1,000.00	$977.26	$5.83	$1,000.00	$1,019.31	$5.96	1.17%
Blue Chip Growth#@
Class 1	$1,000.00	$973.24	$4.23	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$971.79	$4.97	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$972.17	$5.47	$1,000.00	$1,019.66	$5.60	1.10%
Real Estate
Class 1	$1,000.00	$1,029.34	$4.25	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$1,028.33	$5.01	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$1,028.14	$5.52	$1,000.00	$1,019.76	$5.50	1.08%
Small Company Value
Class 1	$1,000.00	$1,057.06	$5.55	$1,000.00	$1,019.81	$5.45	1.07%
Class 3	$1,000.00	$1,056.12	$6.84	$1,000.00	$1,018.55	$6.72	1.32%
Mid-Cap Growth@
Class 1	$1,000.00	$987.19	$4.36	$1,000.00	$1,020.82	$4.43	0.87%
Class 2	$1,000.00	$987.00	$5.11	$1,000.00	$1,020.06	$5.19	1.02%
Class 3	$1,000.00	$986.03	$5.61	$1,000.00	$1,019.56	$5.70	1.12%
Aggressive Growth@
Class 1	$1,000.00	$1,031.62	$4.66	$1,000.00	$1,020.62	$4.63	0.91%
Class 2	$1,000.00	$1,031.84	$5.43	$1,000.00	$1,019.86	$5.40	1.06%
Class 3	$1,000.00	$1,030.03	$5.94	$1,000.00	$1,019.36	$5.90	1.16%
Growth Opportunities@
Class 1	$1,000.00	$990.73	$4.21	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$987.90	$4.96	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$989.15	$5.46	$1,000.00	$1,019.71	$5.55	1.09%
Marsico Focused Growth@
Class 1	$1,000.00	$998.17	$4.78	$1,000.00	$1,020.42	$4.84	0.95%
Class 2	$1,000.00	$996.76	$5.54	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$996.90	$6.04	$1,000.00	$1,019.16	$6.11	1.20%
Technology#@
Class 1	$1,000.00	$1,048.95	$5.99	$1,000.00	$1,019.36	$5.90	1.16%
Class 2	$1,000.00	$1,049.65	$6.77	$1,000.00	$1,018.60	$6.67	1.31%
Class 3	$1,000.00	$1,050.18	$7.29	$1,000.00	$1,018.10	$7.17	1.41%
Small & Mid Cap Value
Class 1+	$1,000.00	$1,007.65	$0.24	$1,000.00	$1,020.32	$4.94	0.97%
Class 2@	$1,000.00	$992.25	$5.67	$1,000.00	$1,019.51	$5.75	1.13%
Class 3@	$1,000.00	$992.06	$6.18	$1,000.00	$1,019.00	$6.26	1.23%
International Growth and Income#@
Class 1	$1,000.00	$888.51	$4.81	$1,000.00	$1,020.11	$5.14	1.01%
Class 2	$1,000.00	$888.06	$5.52	$1,000.00	$1,019.36	$5.90	1.16%
Class 3	$1,000.00	$887.85	$6.00	$1,000.00	$1,018.85	$6.41	1.26%
Global Equities@
Class 1	$1,000.00	$923.06	$5.23	$1,000.00	$1,019.76	$5.50	1.08%
Class 2	$1,000.00	$922.46	$5.96	$1,000.00	$1,019.00	$6.26	1.23%
Class 3	$1,000.00	$921.91	$6.44	$1,000.00	$1,018.50	$6.77	1.33%
International Diversified Equities
Class 1	$1,000.00	$867.44	$4.85	$1,000.00	$1,020.01	$5.24	1.03%
Class 2	$1,000.00	$867.00	$5.55	$1,000.00	$1,019.26	$6.01	1.18%
Class 3	$1,000.00	$866.97	$6.02	$1,000.00	$1,018.75	$6.51	1.28%
Emerging Markets@
Class 1	$1,000.00	$850.09	$6.06	$1,000.00	$1,018.65	$6.61	1.30%
Class 2	$1,000.00	$849.12	$6.76	$1,000.00	$1,017.90	$7.38	1.45%
Class 3	$1,000.00	$847.96	$7.22	$1,000.00	$1,017.39	$7.88	1.55%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2011	Ending Account Value Using Actual Return at January 31, 2012	Expenses Paid During The Period Ended January 31, 2012*	Beginning Account Value at August 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at January 31, 2012	Expenses Paid During The Period Ended January 31, 2012*	Expense Ratio as of January 31, 2012*
Foreign Value
Class 1+	$1,000.00	$1,009.57	$0.22	$1,000.00	$1,020.72	$4.53	0.89%
Class 2@	$1,000.00	$887.29	$5.04	$1,000.00	$1,019.86	$5.40	1.06%
Class 3@	$1,000.00	$886.92	$5.52	$1,000.00	$1,019.36	$5.90	1.16%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days, except for the SunAmerica Dynamic Allocation Portfolio, Small & Mid Cap Value Portfolio Class 1 and Foreign Value Portfolio Class 1 “Actual Return” information which were multiplied by 9 days divided by 365 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2012” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2012” and the “Expense Ratios” would have been lower.
+	Commencement of operations on January 23, 2012
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2011	Ending Account Value Using Actual Return at January 31, 2012	Expenses Paid During The Period Ended January 31, 2012*	Beginning Account Value at August 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at January 31, 2012	Expenses Paid During The Period Ended January 31, 2012*	Expense Ratio as of January 31, 2012*
Balanced
Class 1	$1,000.00	$1,030.15	$4.30	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$1,029.38	$5.06	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$1,029.17	$5.57	$1,000.00	$1,019.71	$5.55	1.09%
MFS Total Return
Class 1	$1,000.00	$1,016.22	$3.61	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,015.02	$4.37	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,014.71	$4.88	$1,000.00	$1,020.37	$4.89	0.96%
Telecom Utility
Class 1	$1,000.00	$981.07	$5.69	$1,000.00	$1,019.46	$5.80	1.14%
Class 2	$1,000.00	$980.56	$6.44	$1,000.00	$1,018.70	$6.56	1.29%
Class 3	$1,000.00	$980.50	$6.94	$1,000.00	$1,018.20	$7.07	1.39%
Growth-Income
Class 1	$1,000.00	$1,060.75	$3.69	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,059.87	$4.47	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,059.49	$4.93	$1,000.00	$1,020.42	$4.84	0.95%
Davis Venture Value
Class 1	$1,000.00	$994.78	$3.92	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$994.55	$4.68	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$993.88	$5.18	$1,000.00	$1,020.01	$5.24	1.03%
Alliance Growth
Class 1	$1,000.00	$1,025.18	$3.52	$1,000.00	$1,021.73	$3.52	0.69%
Class 2	$1,000.00	$1,023.81	$4.28	$1,000.00	$1,020.97	$4.28	0.84%
Class 3	$1,000.00	$1,023.61	$4.79	$1,000.00	$1,020.47	$4.79	0.94%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$990.84	$3.86	$1,000.00	$1,021.32	$3.92	0.77%
Class 2	$1,000.00	$990.05	$4.61	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$989.09	$5.11	$1,000.00	$1,020.06	$5.19	1.02%
Fundamental Growth
Class 1	$1,000.00	$978.81	$4.54	$1,000.00	$1,020.62	$4.63	0.91%
Class 2	$1,000.00	$978.02	$5.28	$1,000.00	$1,019.86	$5.40	1.06%
Class 3	$1,000.00	$977.26	$5.78	$1,000.00	$1,019.36	$5.90	1.16%
Blue Chip Growth
Class 1	$1,000.00	$973.24	$4.18	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$971.79	$4.92	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$972.17	$5.42	$1,000.00	$1,019.71	$5.55	1.09%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2011	Ending Account Value Using Actual Return at January 31, 2012	Expenses Paid During The Period Ended January 31, 2012*	Beginning Account Value at August 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at January 31, 2012	Expenses Paid During The Period Ended January 31, 2012*	Expense Ratio as of January 31, 2012*
Mid-Cap Growth
Class 1	$1,000.00	$987.19	$4.31	$1,000.00	$1,020.87	$4.38	0.86%
Class 2	$1,000.00	$987.00	$5.06	$1,000.00	$1,020.11	$5.14	1.01%
Class 3	$1,000.00	$986.03	$5.56	$1,000.00	$1,019.61	$5.65	1.11%
Aggressive Growth
Class 1	$1,000.00	$1,031.62	$4.61	$1,000.00	$1,020.67	$4.58	0.90%
Class 2	$1,000.00	$1,031.84	$5.38	$1,000.00	$1,019.91	$5.35	1.05%
Class 3	$1,000.00	$1,030.03	$5.88	$1,000.00	$1,019.41	$5.85	1.15%
Growth Opportunities
Class 1	$1,000.00	$990.73	$4.11	$1,000.00	$1,021.07	$4.18	0.82%
Class 2	$1,000.00	$987.90	$4.86	$1,000.00	$1,020.32	$4.94	0.97%
Class 3	$1,000.00	$989.15	$5.36	$1,000.00	$1,019.81	$5.45	1.07%
Marsico Focused Growth
Class 1	$1,000.00	$998.17	$4.78	$1,000.00	$1,020.42	$4.84	0.95%
Class 2	$1,000.00	$996.76	$5.54	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$996.90	$6.04	$1,000.00	$1,019.16	$6.11	1.20%
Technology
Class 1	$1,000.00	$1,048.95	$5.84	$1,000.00	$1,019.51	$5.75	1.13%
Class 2	$1,000.00	$1,049.65	$6.61	$1,000.00	$1,018.75	$6.51	1.28%
Class 3	$1,000.00	$1,050.18	$7.13	$1,000.00	$1,018.25	$7.02	1.38%
Small & Mid Cap Value
Class 2	$1,000.00	$992.25	$5.42	$1,000.00	$1,019.76	$5.50	1.08%
Class 3	$1,000.00	$992.06	$5.92	$1,000.00	$1,019.26	$6.01	1.18%
International Growth and Income
Class 1	$1,000.00	$888.51	$4.76	$1,000.00	$1,020.16	$5.09	1.00%
Class 2	$1,000.00	$888.06	$5.47	$1,000.00	$1,019.41	$5.85	1.15%
Class 3	$1,000.00	$887.85	$5.95	$1,000.00	$1,018.90	$6.36	1.25%
Global Equities
Class 1	$1,000.00	$923.06	$5.23	$1,000.00	$1,019.76	$5.50	1.08%
Class 2	$1,000.00	$922.46	$5.96	$1,000.00	$1,019.00	$6.26	1.23%
Class 3	$1,000.00	$921.91	$6.44	$1,000.00	$1,018.50	$6.77	1.33%
Emerging Markets
Class 1	$1,000.00	$850.09	$5.97	$1,000.00	$1,018.75	$6.51	1.28%
Class 2	$1,000.00	$849.12	$6.66	$1,000.00	$1,018.00	$7.27	1.43%
Class 3	$1,000.00	$847.96	$7.13	$1,000.00	$1,017.49	$7.78	1.53%
Foreign Value
Class 2	$1,000.00	$887.29	$5.04	$1,000.00	$1,019.86	$5.40	1.06%
Class 3	$1,000.00	$886.92	$5.52	$1,000.00	$1,019.36	$5.90	1.16%

7

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	35.2%
Asset Backed Commercial Paper/Fully Supported	18.9
Sovereigns/Supranational	17.7
U.S. Government Agencies	7.7
Asset Backed Commercial Paper/Auto	6.7
Municipal	4.4
Asset Backed Commercial Paper/Diversified	3.9
Banks-Foreign	3.2
Banks-Domestic	2.3
Asset Backed Commercial Paper/Credit Card	2.0
Food & Beverage	1.4
Asset Backed Commercial Paper/Trade Receivables	1.1
Diversified	0.6
Insurance	0.2
Higher Education	0.1
Single Family Housing	0.1
Asset Backed/Structured Investment	0.0

105.5%

Credit Quality#†

Government — Agency	7.3%
Government — Treasury	16.8
P-1	71.7
Aaa	2.2
Aa1	1.4
Aa2	0.2
Aa3	0.2
VMIG1	0.2
Not rated@	0.0

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted Average days to Maturity — 44.1 days

8

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 105.5%
Asset-Backed Commercial Paper — 32.9%
Atlantic Asset Securitization LLC 0.50% due 02/01/12*	$3,000,000	$3,000,000
Chariot Funding LLC Company Guar. Notes 0.22% due 03/09/12*	2,700,000	2,699,389
Chariot Funding LLC 0.25% due 02/13/12*	1,000,000	999,917
Chariot Funding LLC 0.32% due 07/05/12*	1,000,000	998,680
FCAR Owner Trust I 0.30% due 04/02/12	3,500,000	3,498,705
FCAR Owner Trust I 0.34% due 03/01/12	1,000,000	999,726
FCAR Owner Trust I 0.55% due 07/02/12	5,000,000	4,990,900
FCAR Owner Trust II 0.31% due 04/02/12	1,000,000	999,630
FCAR Owner Trust II 0.31% due 04/03/12	2,300,000	2,299,126
FCAR Owner Trust II 0.31% due 04/04/12	2,600,000	2,598,986
Jupiter Securitization Co., LLC 0.22% due 03/09/12*	1,000,000	999,774
Jupiter Securitization Co., LLC 0.32% due 07/05/12*	1,000,000	997,970
Kells Funding LLC 0.38% due 05/11/12*	1,000,000	999,970
Kells Funding LLC 0.50% due 02/27/12*	3,200,000	3,200,000
Kells Funding LLC 0.51% due 03/15/12*	3,100,000	3,100,000
Kells Funding LLC 0.56% due 03/05/12*	7,400,000	7,400,000
Kells Funding LLC 0.60% due 03/12/12*	1,800,000	1,800,000
Liberty Street Funding LLC 0.24% due 03/19/12*	2,000,000	1,999,373
Liberty Street Funding LLC 0.24% due 04/10/12*	3,500,000	3,498,215
Liberty Street Funding LLC 0.25% due 02/27/12*	7,000,000	6,998,736
Market Street Funding Corp. 0.22% due 03/07/12*	650,000	649,861
MetLife Short Term Funding LLC 0.27% due 04/04/12*	2,500,000	2,499,025
MetLife Short Term Funding LLC 0.28% due 04/16/12*	2,500,000	2,498,700
MetLife Short Term Funding LLC 0.31% due 03/20/12*	1,000,000	999,587
MetLife Short Term Funding LLC 0.32% due 03/26/12*	1,720,000	1,719,174
MetLife Short Term Funding LLC 0.33% due 03/26/12*	300,000	299,852
MetLife Short Term Funding LLC 0.33% due 04/03/12*	1,000,000	999,620
MetLife Short Term Funding LLC 0.34% due 03/19/12*	1,600,000	1,599,290
MetLife Short Term Funding LLC 0.38% due 04/02/12*	3,000,000	2,998,890
MetLife Short Term Funding LLC 0.38% due 04/03/12*	1,650,000	1,649,373

Security Description	Principal Amount	Value (Note 2)

Asset-Backed Commercial Paper (continued)
New York Life CAP Corp. 0.16% due 02/14/12*	$815,000	$814,953
Old Line Funding LLC 0.21% due 04/23/12*	1,770,000	1,769,575
Old Line Funding LLC 0.26% due 05/14/12*	3,500,000	3,498,600
Old Line Funding LLC 0.32% due 07/17/12*	1,250,000	1,248,350
Royal Park Investments Funding Corp. 0.85% due 02/02/12*	1,200,000	1,199,972
Royal Park Investments Funding Corp. 0.90% due 02/01/12*	5,000,000	5,000,000
Royal Park Investments Funding Corp. 0.90% due 02/02/12*	1,000,000	999,975
Royal Park Investments Funding Corp. 0.90% due 02/03/12*	1,435,000	1,434,928
Royal Park Investments Funding Corp. 0.90% due 02/06/12*	900,000	899,888
Royal Park Investments Funding Corp. 0.90% due 02/07/12*	2,000,000	1,999,700
Royal Park Investments Funding Corp. 0.90% due 02/08/12*	3,000,000	2,999,475
Sheffield Receivables Corp. 0.36% due 03/12/12*	5,200,000	5,197,920
Starbird Funding Corp. 0.19% due 04/12/12*	1,000,000	999,860
Starbird Funding Corp. 0.50% due 02/01/12*	1,550,000	1,550,000
Variable Funding Capital Co. LLC 0.18% due 03/12/12*	1,500,000	1,499,700
Variable Funding Capital Co. LLC 0.19% due 04/16/12*	1,000,000	999,480
Versailles Commercial Paper LLC 0.45% due 02/06/12*	3,000,000	2,999,812
Versailles Commercial Paper LLC 0.45% due 02/07/12*	3,000,000	2,999,775

Total Asset-Backed Commercial Paper (cost $108,097,557)		108,104,432

Certificates of Deposit — 39.9%
Bank of Nova Scotia 0.30% due 02/03/12	3,400,000	3,399,997
Bank of Nova Scotia 0.30% due 04/03/12	2,100,000	2,100,504
Bank of Nova Scotia 0.42% due 07/09/12	3,000,000	3,000,930
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.40% due 02/06/12	1,750,000	1,750,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.41% due 04/30/12	4,700,000	4,700,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.43% due 02/24/12	1,600,000	1,600,000
Barclays Bank PLC 0.56% due 04/27/12	3,000,000	3,000,150
Barclays Bank PLC 0.58% due 04/24/12	4,000,000	4,000,360
Barclays Bank PLC 0.60% due 04/23/12	3,000,000	3,000,420
Chase Bank USA NA 0.18% due 04/23/12	4,700,000	4,697,274
Credit Suisse 0.38% due 02/10/12	5,000,000	5,000,000

9

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Credit Suisse 0.45% due 02/13/12	$2,500,000	$2,500,000
Credit Suisse 0.47% due 02/21/12	6,600,000	6,600,000
DnB Bank ASA 0.42% due 02/17/12	2,500,000	2,500,000
DnB Bank ASA 0.47% due 04/23/12	5,900,000	5,902,832
National Australia Bank 0.38% due 03/05/12	5,340,000	5,340,733
National Australia Bank 0.40% due 07/16/12	7,000,000	7,000,980
National Australia Bank 0.40% due 07/18/12	1,700,000	1,700,238
National Australia Bank 0.42% due 04/17/12	1,800,000	1,801,152
Nordea Bank Finland PLC 0.39% due 02/06/12	3,000,000	3,000,000
Nordea Bank Finland PLC 0.39% due 04/11/12	7,000,000	7,001,680
Nordea Bank Finland PLC 0.44% due 04/10/12	1,700,000	1,700,561
Nordea Bank Finland PLC 0.46% due 04/09/12	200,000	200,072
Nordea Bank Finland PLC 0.48% due 03/22/12	2,770,000	2,770,000
Nordea Bank Finland PLC 0.50% due 03/12/12	950,000	950,000
Skandinav Enskilda Bank 0.35% due 02/01/12	1,310,000	1,310,000
Skandinav Enskilda Bank 0.58% due 03/07/12	1,500,000	1,500,000
Skandinav Enskilda Bank 0.84% due 03/09/12	140,000	140,031
Sumitomo Mitsui Banking Corp. 0.45% due 03/12/12	3,600,000	3,600,000
Sumitomo Mitsui Banking Corp. 0.45% due 04/11/12	800,000	800,080
Sumitomo Mitsui Banking Corp. 0.48% due 04/05/12	3,500,000	3,500,490
Sumitomo Mitsui Banking Corp. Company Guar. Notes 0.52% due 04/05/12	2,400,000	2,400,528
Svenska Handelsbanken 0.44% due 02/24/12	4,000,000	4,000,000
Svenska Handelsbanken 0.45% due 04/23/12	1,000,000	999,820
Svenska Handelsbanken 0.46% due 03/05/12	3,500,000	3,500,000
Svenska Handelsbanken 0.47% due 02/28/12	500,000	500,004
Svenska Handelsbanken 0.48% due 03/01/12	4,000,000	4,000,000
Svenska Handelsbanken 0.50% due 03/20/12	3,500,000	3,500,000
Svenska Handelsbanken 0.52% due 04/05/12	3,500,000	3,499,895
Svenska Handelsbanken 0.62% due 04/13/12	3,100,000	3,100,558
Toronto Dominion Bank 0.32% due 02/07/12	2,637,000	2,637,000
Toronto Dominion Bank 0.38% due 04/30/12	1,500,000	1,500,855

Security Description	Principal Amount	Value (Note 2)

Certificates of Deposit (continued)
Westpac Banking Corp. 0.25% due 03/12/12	$1,000,000	$1,000,000
Westpac Banking Corp. 0.36% due 02/03/12	1,748,000	1,748,000
Westpac Banking Corp. 0.50% due 06/27/12	2,600,000	2,600,962

Total Certificates of Deposit (cost $131,046,722)		131,056,106

Commercial Paper — 2.8%
Coca-Cola Co. 0.14% due 05/04/12*	650,000	649,772
Coca-Cola Co. 0.14% due 05/15/12*	1,300,000	1,299,454
Coca-Cola Co. 0.16% due 06/04/12*	1,000,000	999,430
Coca-Cola Co. 0.18% due 03/07/12*	1,500,000	1,499,737
General Electric Capital Corp. 0.28% due 04/06/12	1,900,000	1,899,696
State Street Corp. 0.20% due 03/07/12	3,000,000	2,999,417

Total Commercial Paper (cost $9,346,882)		9,347,506

U.S. Corporate Notes — 0.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/07*(1)(2)(3)(4)(5)	2,169,914	21,482
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/08*(1)(2)(3)(4)(5)	3,157,859	31,263

Total U.S. Corporate Notes (cost $136,462)		52,745

Municipal Bonds & Notes — 4.5%
City of Rockport Indiana Revenue VRDN (LOC-PNC Bank N.A.) 0.08% due 12/01/27(6)	150,000	150,000
Colorado Housing & Finance Authority Revenue VRDN 0.12% due 10/01/34(6)	195,000	195,000
Colorado Housing & Finance Authority Single Family Mtg. Revenue VRDN (LOC-Fannie Mae & Freddie Mac) 0.14% due 11/01/33(6)	825,000	825,000
Colorado Housing & Finance Authority Revenue VRDN (LOC-Fannie Mae & Freddie Mac) 0.15% due 05/01/41(6)	1,120,000	1,120,000
Connecticut Housing Finance Authority Revenue VRDN 0.09% due 05/15/33(6)	600,000	600,000
Connecticut Housing Finance Authority Revenue VRDN 0.30% due 11/15/38(6)	175,000	175,000
Iowa Finance Authority Single Family Mtg. Revenue VRDN 0.17% due 07/01/37(6)	1,350,000	1,350,000
Kentucky Housing Corp. Revenue VRDN 0.43% due 07/01/37(6)	145,000	145,000

10

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Municipal Bonds & Notes (continued)
Metropolitan Water District of Southern California Revenue VRDN 0.06% due 07/01/35(6)	$800,000	$800,000
New Hampshire Health & Education Facilities Authority Revenue VRDN 0.11% due 06/01/41(6)	170,000	170,000
New Mexico Finance Authority State Transportation Revenue VRDN (LOC-Royal Bank of Canada) 0.17% due 12/15/26(6)	300,000	300,000
New York City Municipal Water Finance Authority Revenue VRDN 0.11% due 06/15/39(6)	465,000	465,000
New York City Transitional Finance Authority Future Tax Secured Revenue VRDN 0.10% due 11/01/22(6)	285,000	285,000
New York City Transitional Finance Authority Future Tax Secured Revenue VRDN 0.10% due 02/01/31(6)	200,000	200,000
Port of Seattle Washington Revenue VRDN (LOC-Landesbank Hessen) 0.29% due 07/01/33(6)	800,000	800,000
Simmons College Massachusetts Revenue VRDN (LOC-TD Bank) 0.17% due 10/01/22(6)	240,000	240,000
State of Texas VRDN General Obligation Bonds 0.09% due 06/01/34(6)	355,000	355,000
State of Texas VRDN General Obligation Bonds 0.11% due 06/01/20(6)	115,000	115,000
State of Texas VRDN General Obligation Bonds 0.11% due 12/01/24(6)	240,000	240,000
State of Texas VRDN General Obligation Bonds 0.11% due 12/01/29(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.11% due 06/01/31(6)	905,000	905,000
State of Texas VRDN General Obligation Bonds 0.14% due 12/01/29(6)	750,000	750,000
State of Texas VRDN General Obligation Bonds 0.14% due 06/01/45(6)	400,000	400,000
State of Texas VRDN General Obligation Bonds 0.15% due 12/01/23(6)	445,000	445,000
State of Texas VRDN General Obligation Bonds 0.16% due 12/01/26(6)	220,000	220,000
State of Texas VRDN General Obligation Bonds 0.17% due 12/01/32(6)	485,000	485,000

Security Description	Principal Amount	Value (Note 2)

Municipal Bonds & Notes (continued)
State of Texas VRDN General Obligation Bonds 0.20% due 12/01/26(6)	$2,025,000	$2,025,000
Wisconsin Health & Educational Facilities Authority Revenue VRDN (LOC-PNC Bank N.A.) 0.06% due 08/15/36(6)	800,000	800,000
Wisconsin Housing & Economic Development Authority Revenue VRDN 1.30% due 09/01/27(6)	105,000	105,000
Wisconsin Housing & Economic Development Authority Revenue VRDN 1.30% due 09/01/34(6)	180,000	180,000

Total Municipal Bonds & Notes (cost $14,945,000)		14,945,000

U.S. Government Agencies — 7.7%
Federal Farm Credit Bank Disc. Notes 0.01% due 02/01/12	22,919,000	22,919,000
0.15% due 07/05/12	1,000,000	999,830
Federal Home Loan Bank Disc. Notes 0.13% due 02/24/12	1,300,000	1,299,976

Total U.S. Government Agencies (cost $25,218,330)		25,218,806

U.S. Government Treasuries — 17.7%
United States Treasury Bills 0.01% due 02/02/12	5,590,000	5,589,999
0.03% due 02/02/12	25,000,000	24,999,979
0.04% due 02/02/12	11,600,000	11,599,988
0.05% due 03/01/12	10,560,000	10,559,589
United States Treasury Notes 1.00% due 04/30/12	2,000,000	2,004,540
1.38% due 01/15/13	1,550,000	1,567,980
4.63% due 07/31/12	1,770,000	1,809,754

Total U.S. Government Treasuries (cost $58,131,362)		58,131,829

Total Short-Term Investment Securities — 105.5% (cost $346,922,315)		346,856,424

TOTAL INVESTMENTS (cost $346,922,315)(7)	105.5%	346,856,424
Liabilities in excess of other assets	(5.5)	(18,015,208)

NET ASSETS	100.0%	$328,841,216

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $97,218,497 representing 29.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2012, the aggregate value of these securities was $52,745 representing 0.0% of net assets.

11

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of January 31, 2012, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Notes

The rates shown on FRS and VRDN are the current interest rates at January 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$108,104,432	$—	$108,104,432
Certificates of Deposit	—	131,056,106	—	131,056,106
Commercial Paper	—	9,347,506	—	9,347,506
U.S. Corporate Notes	—	—	52,745	52,745
Municipal Bonds & Notes	—	14,945,000	—	14,945,000
U.S. Government Agencies	—	25,218,806	—	25,218,806
U.S. Government Treasuries	—	58,131,829	—	58,131,829

Total	$—	$346,803,679	$52,745	$346,856,424

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate Bonds & Notes
Balance as of 1/31/2011	$90,039
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(37,294)
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 1/31/2012	$52,745

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at January 31, 2012 includes:

U.S. Corporate Bonds & Notes
$(37,294)

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

12

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.1%
Electric-Integrated	3.7
Pipelines	3.0
Banks-Commercial	2.5
Oil Companies-Integrated	2.3
Cellular Telecom	2.3
Telephone-Integrated	2.2
Real Estate Investment Trusts	2.2
Diversified Financial Services	2.2
Banks-Super Regional	2.0
Multimedia	2.0
Oil Companies-Exploration & Production	1.9
Finance-Investment Banker/Broker	1.9
Investment Management/Advisor Services	1.7
Cable/Satellite TV	1.6
Broadcast Services/Program	1.5
Insurance-Multi-line	1.4
Insurance-Life/Health	1.4
Auto-Cars/Light Trucks	1.3
Consumer Products-Misc.	1.3
Steel-Producers	1.2
Finance-Credit Card	1.2
Insurance-Mutual	1.2
Medical-Hospitals	1.1
Diversified Manufacturing Operations	1.1
Food-Misc.	0.9
Finance-Consumer Loans	0.9
Telecommunication Equipment	0.9
Time Deposits	0.9
Chemicals-Diversified	0.9
Chemicals-Specialty	0.8
Auto/Truck Parts & Equipment-Original	0.8
Casino Hotels	0.8
Oil-Field Services	0.8
Oil Refining & Marketing	0.8
Transport-Rail	0.7
Medical-Biomedical/Gene	0.7
Special Purpose Entities	0.7
Rental Auto/Equipment	0.7
Finance-Auto Loans	0.7
Data Processing/Management	0.7
Beverages-Wine/Spirits	0.7
Sovereign	0.6
Paper & Related Products	0.6
Finance-Commercial	0.6
Gas-Distribution	0.6
Computer Services	0.6
Containers-Paper/Plastic	0.6
Steel Pipe & Tube	0.5
Medical Products	0.5
Enterprise Software/Service	0.5
Building Products-Wood	0.5
Commercial Services-Finance	0.5
Oil & Gas Drilling	0.5
Metal Processors & Fabrication	0.5
Insurance-Property/Casualty	0.5
Home Furnishings	0.5
Hotels/Motels	0.5
Real Estate Management/Services	0.5
Aerospace/Defense	0.5
Coatings/Paint	0.5

Distribution/Wholesale	0.5%
Telecom Services	0.4
Transport-Services	0.4
Satellite Telecom	0.4
Building & Construction Products-Misc.	0.4
Semiconductor Equipment	0.4
Airlines	0.4
Banks-Fiduciary	0.4
Consulting Services	0.4
Electronic Components-Semiconductors	0.4
Wire & Cable Products	0.4
Finance-Other Services	0.4
Computers	0.4
SupraNational Banks	0.4
Schools	0.3
Retail-Building Products	0.3
Diversified Operations	0.3
Office Automation & Equipment	0.3
Retail-Discount	0.3
Agricultural Chemicals	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Electric-Generation	0.3
Retail-Restaurants	0.3
Containers-Metal/Glass	0.3
Gold Mining	0.3
Medical Instruments	0.3
Electronic Components-Misc.	0.3
Retail-Petroleum Products	0.3
Appliances	0.3
Advertising Services	0.3
Computers-Memory Devices	0.3
Medical-HMO	0.3
Advertising Agencies	0.3
Gambling (Non-Hotel)	0.2
Theaters	0.2
Power Converter/Supply Equipment	0.2
Commercial Services	0.2
Casino Services	0.2
Food-Dairy Products	0.2
Metal-Diversified	0.2
Machinery-Farming	0.2
Retail-Consumer Electronics	0.2
Applications Software	0.2
Metal-Aluminum	0.2
Radio	0.2
Steel-Specialty	0.2
Retail-Auto Parts	0.2
Advertising Sales	0.2
Non-Ferrous Metals	0.2
Brewery	0.2
Seismic Data Collection	0.2
Retail-Pet Food & Supplies	0.2
Aerospace/Defense-Equipment	0.2
Tobacco	0.2
Human Resources	0.2
Retail-Regional Department Stores	0.2
Savings & Loans/Thrifts	0.2
Retail-Fabric Store	0.2
Independent Power Producers	0.2
Diagnostic Kits	0.2
Retail-Propane Distribution	0.2

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (continued)

Chemicals-Plastics	0.2%
Educational Software	0.2
Machinery-General Industrial	0.2
Food-Wholesale/Distribution	0.2
Motorcycle/Motor Scooter	0.1
Real Estate Operations & Development	0.1
Resorts/Theme Parks	0.1
Oil Field Machinery & Equipment	0.1
Investment Companies	0.1
Electronic Forms	0.1
Security Services	0.1
Schools-Day Care	0.1
B2B/E-Commerce	0.1
Toys	0.1
Non-Profit Charity	0.1
Semiconductor Components-Integrated Circuits	0.1
Capacitors	0.1
Computer Graphics	0.1
Optical Supplies	0.1
Networking Products	0.1
Pharmacy Services	0.1
Retail-Sporting Goods	0.1
Food-Retail	0.1
Retail-Apparel/Shoe	0.1
Research & Development	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Arts & Crafts	0.1
Medical-Outpatient/Home Medical	0.1
Food-Baking	0.1
Machinery-Thermal Process	0.1
Communications Software	0.1
Building Products-Doors & Windows	0.1
Hospital Beds/Equipment	0.1
Metal-Copper	0.1
Medical Labs & Testing Services	0.1
E-Commerce/Services	0.1
Office Supplies & Forms	0.1
Television	0.1
Retail-Automobile	0.1
Electric-Distribution	0.1
Medical-Drugs	0.1
E-Commerce/Products	0.1
Direct Marketing	0.1
Publishing-Books	0.1
Health Care Cost Containment	0.1
Dental Supplies & Equipment	0.1
Housewares	0.1
Transport-Equipment & Leasing	0.1
Diversified Minerals	0.1
Retail-Drug Store	0.1
Athletic Equipment	0.1
Retail-Perfume & Cosmetics	0.1
Resolution Funding Corp	0.1

98.5%

*	Calculated as a percentage of net assets

Credit Quality#†

Aaa	0.5%
Aa	4.1
A	20.2
Baa	40.8
Ba	6.9
B	15.8
Caa	9.3
Not Rated@	2.4

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source : Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust VRS Series 1998-1A, Class B1 9.76% due 02/15/29*(1)	$5,652	$4,677
SMFC Trust VRS Series 1997-A, Class B1-4 2.87% due 01/20/35*(1)(2)(3)	3,316	2,766

Total Asset Backed Securities (cost $8,773)		7,443

U.S. CORPORATE BONDS & NOTES — 81.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	870,000	995,063

Advertising Sales — 0.2%
Lamar Media Corp. Senior Sub. Notes 5.88% due 02/01/22*	275,000	275,344
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	875,000	896,875
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	550,000	563,750
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/18	200,000	218,500

		1,954,469

Advertising Services — 0.3%
inVentiv Health, Inc. Senior Notes 10.00% due 08/15/18*	975,000	882,375
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	2,075,000	1,883,063

		2,765,438

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	3,020,000	3,267,694
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/21	750,000	771,627

		4,039,321

Aerospace/Defense-Equipment — 0.2%
Sequa Corp. Company Guar. Notes 11.75% due 12/01/15*	325,000	342,875
Sequa Corp. Company Guar. Notes 13.50% due 12/01/15*	338,145	360,124
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18	975,000	1,067,625

		1,770,624

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	1,940,000	2,127,361

Security Description	Principal Amount	Value (Note 2)

Airlines — 0.4%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/17	$2,500,000	$2,712,730
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,403,657

		4,116,387

Appliances — 0.3%
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,730,000	2,830,467

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/19*	800,000	864,000
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	1,300,000	1,329,250

		2,193,250

Athletic Equipment — 0.1%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	525,000	580,125

Auto-Cars/Light Trucks — 1.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.00% due 06/15/19*	325,000	312,000
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	1,250,000	1,193,750
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/16*	1,700,000	1,708,372
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/17*	4,000,000	4,071,716
General Motors Corp. Escrow Notes 7.20% due 01/15/11†(1)(2)(4)	1,000,000	15,000
General Motors Corp. Escrow Notes 7.40% due 09/01/25†(1)(2)(4)	2,800,000	42,000
General Motors Corp. Escrow Notes 9.45% due 11/01/11†(1)(2)(4)	250,000	3,750
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/15*	4,570,000	4,811,886

		12,158,474

Auto/Truck Parts & Equipment-Original — 0.7%
Affinia Group, Inc. Company Guar. Notes 9.00% due 11/30/14	950,000	954,750
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	300,000	330,000
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/19	1,375,000	1,423,125

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original (continued)
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	$425,000	$426,063
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	575,000	610,938
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/20	240,000	271,640
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/16*	1,175,000	1,183,812
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/20	825,000	876,563
Tomkins LLC/Tomkins, Inc. Sec. Notes 9.00% due 10/01/18	843,000	933,622
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. Senior Sec. Notes 10.63% due 09/01/17*	500,000	526,250

		7,536,763

Auto/Truck Parts & Equipment-Replacement — 0.3%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/19*	725,000	729,531
Exide Technologies Senior Sec. Notes 8.63% due 02/01/18	1,450,000	1,196,250
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/19	1,475,000	1,491,594

		3,417,375

B2B/E-Commerce — 0.1%
GXS Worldwide, Inc. Senior Sec. Notes 9.75% due 06/15/15	1,400,000	1,372,000

Banks-Commercial — 2.0%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	3,245,000	3,454,607
CIT Group, Inc. Sec. Notes 7.00% due 05/02/17*	5,975,000	5,989,937
City National Corp. Senior Notes 5.25% due 09/15/20	1,205,000	1,208,737
Discover Bank Sub. Notes 8.70% due 11/18/19	2,900,000	3,430,007
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,015,596
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/21	2,235,000	2,167,950
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	2,125,640

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	$1,350,000	$1,443,643

		20,836,117

Banks-Fiduciary — 0.4%
Wilmington Trust Corp. Notes 8.50% due 04/02/18	3,390,000	4,096,113

Banks-Super Regional — 2.0%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	576,867
Capital One Capital V Limited Guar. Notes 10.25% due 08/15/39	1,350,000	1,412,438
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/40	2,850,000	2,997,995
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	1,650,000	1,834,579
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	1,730,000	1,803,182
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	680,000	778,805
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	1,000,000	1,092,123
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/20	1,260,000	1,448,112
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,507,074
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	1,600,000	1,652,843
SunTrust Capital VIII FRS Limited Guar. Notes 6.10% due 12/01/66	1,700,000	1,689,375
Wachovia Corp. Senior Notes 5.75% due 02/01/18	4,020,000	4,629,295

		21,422,688

Brewery — 0.2%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/17*	1,840,000	1,879,617

Broadcast Services/Program — 0.8%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/21	1,525,000	1,326,750
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/17	150,000	164,625
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	500,000	551,250

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/19	$1,525,000	$1,624,125
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	1,500,000	1,683,442
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	400,000	399,000
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14(5)	1,204,997	1,201,985
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/18*	1,275,000	1,365,844

		8,317,021

Building & Construction Products-Misc. — 0.4%
Associated Materials LLC Senior Sec. Notes 9.13% due 11/01/17	550,000	533,500
Building Materials Corp. of America Senior Notes 6.75% due 12/21/31*	125,000	134,375
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/20*	200,000	216,750
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	775,000	813,750
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/21*	1,150,000	1,092,500
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/18	400,000	410,000
Ply Gem Industries, Inc. Senior Sec. Notes 8.25% due 02/15/18	1,100,000	1,067,000

		4,267,875

Building Products-Wood — 0.5%
Masco Corp. Senior Bonds 4.80% due 06/15/15	5,500,000	5,491,579

Cable/Satellite TV — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 6.63% due 01/31/22	750,000	780,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	1,100,000	1,185,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/20	650,000	702,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	150,000	165,937

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*	$225,000	$239,625
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	748,000	891,822
Comcast Holdings Corp. Company Guar. Notes 10.63% due 07/15/12	250,000	259,206
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	5,335,000	5,933,742
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	2,750,000	3,240,864
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/41	1,910,000	2,062,813
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	690,000	829,061
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/19	490,000	644,294

		16,934,614

Capacitors — 0.1%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	1,225,000	1,304,625

Casino Hotels — 0.8%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/21	825,000	878,625
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/20*	450,000	460,125
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,725,000	1,869,469
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	2,050,000	2,055,125
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	275,000	310,063
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	250,000	284,375
MGM Resorts International Company Guar. Notes 8.63% due 02/01/19*	600,000	624,000
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	825,000	818,812
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/16*	1,025,000	1,053,187

		8,353,781

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Services — 0.2%
American Casino & Entertainment Properties LLC Senior Sec. Notes 11.00% due 06/15/14	$1,026,000	$1,059,345
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15	350,000	371,875
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	975,000	1,050,563

		2,481,783

Cellular Telecom — 1.8%
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	6,992,071
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/37*	5,650,000	6,189,908
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	1,800,000	1,786,500
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	200,000	211,000
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	425,000	411,188
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	1,050,000	1,131,375
Sprint Nextel Corp. Senior Notes 11.50% due 11/15/21*	250,000	258,750
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/19	1,375,000	1,481,563

		18,462,355

Chemicals-Diversified — 0.8%
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	1,630,000	2,160,723
FMC Corp. Senior Notes 3.95% due 02/01/22	1,500,000	1,558,447
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	800,000	724,000
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,610,797
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	375,000	440,625
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	1,050,000	1,189,125
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	268,313

		7,952,030

Security Description	Principal Amount	Value (Note 2)

Chemicals-Plastics — 0.2%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	$925,000	$922,688
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	725,000	692,375

		1,615,063

Chemicals-Specialty — 0.8%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	3,440,000	3,707,749
Ecolab, Inc. Senior Notes 4.35% due 12/08/21	980,000	1,080,263
Ferro Corp. Senior Notes 7.88% due 08/15/18	1,375,000	1,405,937
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/16	875,000	866,250
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21	675,000	740,813
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/18	1,150,000	1,058,000

		8,859,012

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 6.13% due 10/15/19	1,875,000	2,083,650
RPM International, Inc. Senior Note 6.50% due 02/15/18	2,350,000	2,665,497

		4,749,147

Commercial Services — 0.2%
Altegrity, Inc. Company Guar. Notes 10.50% due 11/01/15*	175,000	162,750
Altegrity, Inc. Company Guar. Notes 11.75% due 05/01/16*(2)	550,000	506,000
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(5)	1,100,000	1,130,250
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/19	700,000	766,500

		2,565,500

Commercial Services-Finance — 0.5%
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18	1,350,000	1,495,125
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	1,500,000	1,477,500
Moody’s Corp. Senior Notes 5.50% due 09/01/20	1,350,000	1,438,914

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance (continued)
Trans Union LLC/TransUnion Financing Corp. Company Guar. Notes 11.38% due 06/15/18	$675,000	$796,500

		5,208,039

Communications Software — 0.1%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/17	1,000,000	1,055,000

Computer Graphics — 0.1%
Eagle Parent, Inc. Company Guar. Notes 8.63% due 05/01/19*	1,300,000	1,300,000

Computer Services — 0.6%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,825,000	1,879,750
iGate Corp. Company Guar. Notes 9.00% due 05/01/16	1,275,000	1,354,687
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14	1,025,000	1,051,906
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	450,000	465,750
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	1,125,000	1,196,719

		5,948,812

Computers — 0.4%
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/16	1,250,000	1,306,387
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/14	2,330,000	2,490,607

		3,796,994

Computers-Memory Devices — 0.1%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17	1,100,000	1,078,000

Consulting Services — 0.4%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/21*	1,350,000	1,356,750
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/40	850,000	949,329
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/19	1,570,000	1,647,217

		3,953,296

Consumer Products-Misc. — 1.3%
Clorox Co. Senior Notes 3.55% due 11/01/15	800,000	852,016

Security Description	Principal Amount	Value (Note 2)

Consumer Products-Misc. (continued)
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	$1,475,000	$1,581,937
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/20*	250,000	259,375
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18	875,000	945,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/19*	275,000	288,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/21*	2,475,000	2,345,062
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	1,075,000	1,069,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.25% due 05/15/18*	425,000	423,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Notes 9.88% due 08/15/19*	975,000	992,063
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18*	225,000	255,094
Spectrum Brands Holdings, Inc. Company Guar. Notes 12.00% due 08/28/19(5)	1,629,220	1,779,923
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,975,000	1,979,937
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/16(5)	825,000	785,813

		13,558,533

Containers-Metal/Glass — 0.2%
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/18	275,000	299,750
BWAY Parent Co., Inc. Senior Notes 10.13% due 11/01/15(5)	1,475,121	1,475,121
Greif, Inc. Senior Notes 7.75% due 08/01/19	150,000	165,750

		1,940,621

Containers-Paper/Plastic — 0.6%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/18	500,000	520,000
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	1,100,000	1,212,750

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	$1,050,000	$1,098,562
Sealed Air Corp. Senior Notes 8.38% due 09/15/21*	1,750,000	1,968,750
Sonoco Products Co. Senior Notes 5.75% due 11/01/40	770,000	843,756
Tenneco Packaging, Inc. Senior Notes 7.95% due 12/15/25	250,000	202,500

		5,846,318

Data Processing/Management — 0.7%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	975,000	992,063
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	600,000	654,000
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17	175,000	191,625
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20	325,000	365,625
First Data Corp. Sec. Notes 8.25% due 01/15/21*	675,000	624,375
First Data Corp. Sec. Notes 8.75% due 01/15/22*(5)	900,000	819,000
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	3,120,000	3,689,721

		7,336,409

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/16	680,000	692,775

Diagnostic Kits — 0.2%
Alere, Inc. Senior Notes 7.88% due 02/01/16	700,000	728,000
Alere, Inc. Company Guar. Notes 9.00% due 05/15/16	875,000	916,563

		1,644,563

Direct Marketing — 0.1%
Sitel LLC/Sitel Finance Corp. Company Guar. Notes 11.50% due 04/01/18	1,200,000	876,000

Distribution/Wholesale — 0.5%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17	550,000	580,250

Security Description	Principal Amount	Value (Note 2)

Distribution/Wholesale (continued)
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	$1,659,000	$1,665,221
VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/15(5)	2,414,218	2,501,734

		4,747,205

Diversified Banking Institutions — 7.7%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/17	1,375,000	1,416,250
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	325,000	348,563
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	1,250,000	1,375,000
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15	1,000,000	1,103,120
Bank of America Corp. Senior Notes 3.70% due 09/01/15	2,000,000	1,983,554
Bank of America Corp. Senior Notes 5.00% due 05/13/21	940,000	919,870
Bank of America Corp. Senior Notes 5.38% due 06/15/14	6,000,000	6,242,178
Bank of America Corp. Senior Notes 5.88% due 01/05/21	940,000	965,612
Bank of America Corp. Senior Notes 7.63% due 06/01/19	1,000,000	1,130,236
Citigroup, Inc. Senior Notes 4.45% due 01/10/17	1,430,000	1,491,000
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	2,000,000	2,100,218
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	3,000,000	3,176,586
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	3,230,000	3,433,067
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	5,440,000	6,393,371
GMAC LLC Company Guar. Notes 8.00% due 11/01/31	1,385,000	1,469,831
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	2,350,000	2,340,790
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	1,000,000	1,060,771
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/22	1,800,000	1,865,770

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	$900,000	$967,908
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	2,940,000	3,170,255
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	3,800,000	3,882,281
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	8,534,992
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	2,330,000	2,641,593
Morgan Stanley Senior Notes 3.45% due 11/02/15	990,000	962,852
Morgan Stanley Senior Notes 3.80% due 04/29/16	4,740,000	4,605,692
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	2,063,060
Morgan Stanley Senior Notes 5.50% due 07/24/20	3,000,000	2,961,246
Morgan Stanley Senior Notes 5.95% due 12/28/17	2,130,000	2,188,305
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	2,086,154
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	3,255,942
Morgan Stanley Senior Notes 7.30% due 05/13/19	5,000,000	5,453,760

		81,589,827

Diversified Financial Services — 1.6%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/17	2,300,000	2,366,051
General Electric Capital Corp. Senior Notes 2.95% due 05/09/16	5,290,000	5,529,747
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	7,580,000	8,690,591

		16,586,389

Diversified Manufacturing Operations — 0.7%
Harsco Corp. Senior Notes 5.75% due 05/15/18	1,650,000	1,905,451
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/19	600,000	633,000
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	3,540,000	3,754,521

Security Description	Principal Amount	Value (Note 2)

Diversified Manufacturing Operations (continued)
RBS Global, Inc./Rexnord LLC Company Guar. Notes 8.50% due 05/01/18	$1,100,000	$1,168,750

		7,461,722

E-Commerce/Products — 0.1%
eBay, Inc. Senior Notes 3.25% due 10/15/20	870,000	889,129

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	930,000	945,264

Educational Software — 0.2%
SSI Investments II/SSI Co-Issuer LLC Company Guar. Notes 11.13% due 06/01/18	1,450,000	1,602,250

Electric-Distribution — 0.1%
Aquila, Inc. Senior Notes 11.88% due 07/01/12	880,000	917,501

Electric-Generation — 0.2%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	300,000	174,000
Edison Mission Energy Senior Notes 7.75% due 06/15/16	175,000	117,250
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	1,544,489	1,753,088

		2,044,338

Electric-Integrated — 3.5%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	2,798,679
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	720,000	967,138
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	1,270,831
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	987,297
Consolidated Edison Co. of New York, Inc. Senior Notes 6.65% due 04/01/19	730,000	930,005
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,822,247
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/14	1,000,000	1,073,326
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	500,000	582,615
FirstEnergy Solutions Corp. Company Guar. Notes 4.80% due 02/15/15	2,990,000	3,203,420

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/21	$2,340,000	$2,656,689
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*(2)(4)	267,685	263,729
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/15	280,000	333,441
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	1,000,000	1,053,314
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,750,000	5,775,150
National Fuel Gas Co. Bonds 4.90% due 12/01/21	1,880,000	1,952,198
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,630,584
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	1,550,000	1,937,794
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/21	1,100,000	1,148,413
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc. Company Guar. Notes 10.25% due 11/01/15	300,000	89,250
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	425,000	320,875
UIL Holdings Corp. Senior Notes 4.63% due 10/01/20	2,070,000	2,155,503
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/19	810,000	937,021
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	931,695
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,188,606

		37,009,820

Electronic Components-Misc. — 0.1%
Stoneridge, Inc. Senior Sec. Notes 9.50% due 10/15/17*	1,050,000	1,071,000

Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/20	1,300,000	1,404,000
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17	400,000	432,000
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	975,000	1,065,187

Security Description	Principal Amount	Value (Note 2)

Electronic Components-Semiconductors (continued)
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20	$947,000	$1,032,230

		3,933,417

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/15	1,340,000	1,412,530

Enterprise Software/Service — 0.5%
Allen Systems Group, Inc. Senior Sec. Notes 10.50% due 11/15/16*	1,350,000	1,174,500
BMC Software, Inc. Senior Notes 7.25% due 06/01/18	1,175,000	1,367,910
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	350,000	365,750
Softbrands, Inc./Atlantis Merger Sub, Inc. Senior Notes 11.50% due 07/15/18*	1,700,000	1,717,000
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/19*	1,000,000	1,040,000

		5,665,160

Finance-Auto Loans — 0.6%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	630,000	656,436
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/15	1,150,000	1,163,002
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	900,000	984,103
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	2,250,000	2,663,255
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	800,000	978,553

		6,445,349

Finance-Commercial — 0.6%
Football Trust V Pass Through Certs. 5.35% due 10/05/20*(2)	2,400,000	2,625,698
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	1,910,000	1,965,382
Textron Financial Corp. FRS Junior Sub. Bonds 6.00% due 02/15/67*	2,400,000	1,800,000

		6,391,080

Finance-Consumer Loans — 0.9%
HSBC Finance Capital Trust IX FRS Limited Guar. Bonds 5.91% due 11/30/35	3,700,000	3,200,500

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/21	$6,178,000	$6,418,652

		9,619,152

Finance-Credit Card — 1.2%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,683,810
American Express Co. Senior Notes 8.13% due 05/20/19	2,330,000	3,067,089
American Express Credit Corp. Senior Notes 5.13% due 08/25/14	1,500,000	1,631,397
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	1,720,000	1,819,010
Capital One Bank USA NA Sub. Notes 8.80% due 07/15/19	3,250,000	3,930,491
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,007,039

		13,138,836

Finance-Investment Banker/Broker — 1.6%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	3,810,000	4,555,853
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/21	750,000	716,250
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	3,870,000	4,053,825
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/16	1,215,000	1,273,045
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/19	2,650,000	3,105,723
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	2,950,000	3,148,745

		16,853,441

Finance-Other Services — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/18	1,450,000	1,590,974
Cantor Fitzgerald LP Bonds 7.88% due 10/15/19*	2,200,000	2,208,516

		3,799,490

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	179,715

Security Description	Principal Amount	Value (Note 2)

Food-Dairy Products — 0.2%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	$1,175,000	$1,180,875
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/18	$1,175,000	$1,280,750

		2,461,625

Food-Misc. — 0.9%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	750,000	768,750
B&G Foods, Inc. Company Guar. Notes 7.63% due 01/15/18	800,000	861,000
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/19	1,325,000	1,303,469
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	1,310,000	1,680,042
Michael Foods, Inc. Company Guar. Notes 9.75% due 07/15/18	2,000,000	2,165,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	775,000	798,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	1,175,000	1,242,563
Ralcorp Holdings, Inc. Senior Sec. Notes 6.63% due 08/15/39	1,030,000	1,058,433

		9,877,507

Food-Retail — 0.1%
Jitney-Jungle Stores of America, Inc. Escrow Notes 10.38% due 09/15/07†(1)(2)	125,000	0
Kroger Co. Senior Notes 6.90% due 04/15/38	940,000	1,215,651

		1,215,651

Food-Wholesale/Distribution — 0.2%
US Foodservice Senior Notes 8.50% due 06/30/19*	1,600,000	1,584,000

Gambling (Non-Hotel) — 0.1%
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	1,425,000	1,339,500

Gas-Distribution — 0.6%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	230,000	306,088
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	880,000	965,741

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/20*	$700,000	$771,944
Sempra Energy Senior Notes 6.00% due 10/15/39	1,170,000	1,454,848
Sempra Energy Senior Notes 6.50% due 06/01/16	2,230,000	2,637,767

		6,136,388

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	760,000	875,746

Health Care Cost Containment — 0.1%
ExamWorks Group, Inc. Company Guar. Notes 9.00% due 07/15/19*	775,000	736,250

Home Decoration Products — 0.0%
American Standard Americas Senior Sec. Notes 10.75% due 01/15/16*	125,000	83,750

Home Furnishings — 0.5%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	1,575,000	1,460,812
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	1,900,000	1,776,500
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	293,000	319,399
Simmons Bedding Co. Company Guar. Notes 11.25% due 07/15/15*	1,275,000	1,318,019

		4,874,730

Hospital Beds/Equipment — 0.1%
Chiron Merger Sub, Inc. Company Guar. Notes 10.50% due 11/01/18*	1,025,000	1,045,500

Hotels/Motels — 0.5%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/20	2,400,000	2,566,829
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/21	610,000	644,173
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	1,470,000	1,631,100

		4,842,102

Housewares — 0.1%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15	602,000	644,140

Security Description	Principal Amount	Value (Note 2)

Human Resources — 0.2%
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/19	$1,725,000	$1,759,500

Independent Power Producers — 0.2%
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18	1,750,000	1,715,000

Insurance-Life/Health — 1.4%
Aflac, Inc. Senior Notes 8.50% due 05/15/19	2,380,000	2,989,985
Lincoln National Corp. Senior Notes 7.00% due 06/15/40	875,000	1,021,553
Pacific Life Corp. Bonds 6.60% due 09/15/33*	2,700,000	2,857,337
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	2,449,022
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	2,200,000	2,377,643
Prudential Financial, Inc. Notes 6.20% due 11/15/40	850,000	944,661
Prudential Financial, Inc. Notes 6.63% due 12/01/37	2,130,000	2,487,650

		15,127,851

Insurance-Multi-line — 1.2%
CNA Financial Corp. Senior Notes 5.75% due 08/15/21	900,000	950,393
CNA Financial Corp. Senior Notes 5.88% due 08/15/20	570,000	600,083
CNA Financial Corp. Senior Notes 6.50% due 08/15/16	410,000	447,121
CNA Financial Corp. Senior Notes 7.35% due 11/15/19	810,000	921,108
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	910,101
MetLife, Inc. Senior Notes 6.75% due 06/01/16	3,100,000	3,659,296
MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/69	900,000	1,251,450
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	2,870,000	3,528,263
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	307,479

		12,575,294

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 1.2%
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/21*	$580,000	$575,526
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	3,600,000	3,754,807
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	3,350,000	4,932,202
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/39*	420,000	553,554
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/40*	875,000	1,066,198
Union Central Life Insurance Co. Notes 8.20% due 11/01/26*(2)	1,250,000	1,461,177

		12,343,464

Insurance-Property/Casualty — 0.5%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	2,050,000	2,320,502
ACE INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	1,510,000	1,770,635
Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	775,000	881,263

		4,972,400

Investment Companies — 0.1%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	1,300,000	1,420,250

Investment Management/Advisor Services — 1.7%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	5,390,000	6,414,542
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,550,000	1,777,427
FMR LLC Senior Notes 5.35% due 11/15/21*	1,260,000	1,353,827
FMR LLC Notes 7.49% due 06/15/19*	400,000	468,673
FMR LLC Bonds 7.57% due 06/15/29*	2,200,000	2,619,714
Franklin Resources, Inc. Senior Notes 4.63% due 05/15/20	890,000	991,761
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/17	1,450,000	1,549,832
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	389,150

Security Description	Principal Amount	Value (Note 2)

Investment Management/Advisor Services (continued)
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	$2,075,000	$2,163,187

		17,728,113

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/21*	2,350,000	2,387,483

Machinery-General Industrial — 0.2%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/19	290,000	345,350
Roper Industries, Inc. Senior Notes 6.63% due 08/15/13	1,160,000	1,245,749

		1,591,099

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 12.25% due 05/01/16*	1,075,000	1,085,750

Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/15	1,500,000	1,600,310
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	1,400,000	1,593,740

		3,194,050

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	450,000	492,727
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/40	440,000	485,183

		977,910

Medical Products — 0.5%
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/18	800,000	595,000
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.75% due 10/15/17	325,000	246,188
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17	2,225,000	2,419,687
Universal Hospital Services, Inc. FRS Senior Sec. Notes 4.12% due 06/01/15	300,000	281,250
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(5)	1,400,000	1,442,000
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/39	600,000	699,267

		5,683,392

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.7%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/20	$2,380,000	$2,524,207
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/21	2,620,000	2,846,415
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	2,230,000	2,518,118

		7,888,740

Medical-Drugs — 0.1%
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/18	825,000	905,438

Medical-HMO — 0.3%
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*	1,650,000	1,798,500
WellPoint, Inc. Senior Notes 5.85% due 01/15/36	760,000	915,751

		2,714,251

Medical-Hospitals — 1.1%
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/21	1,550,000	1,623,625
HCA, Inc. Company Guar. Notes 7.50% due 02/15/22	4,275,000	4,574,250
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	562,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	1,350,000	1,299,375
United Surgical Partners International, Inc. Company Guar. Notes 9.25% due 05/01/17(5)	1,875,000	1,903,125
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Company Guar. Notes 8.00% due 02/01/18	1,825,000	1,911,687

		11,874,562

Medical-Outpatient/Home Medical — 0.1%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	1,200,000	1,104,000

Metal Processors & Fabrication — 0.5%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/19*	1,125,000	1,141,875
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/20	3,550,000	3,928,444

		5,070,319

Security Description	Principal Amount	Value (Note 2)

Metal-Aluminum — 0.2%
Alcoa, Inc. Senior Notes 5.40% due 04/15/21	$500,000	$524,948
Alcoa, Inc. Senior Notes 5.55% due 02/01/17	1,470,000	1,609,738

		2,134,686

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 6.75% due 04/16/40	950,000	1,004,636

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/17*	310,000	310,861
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/16*	1,190,000	1,248,323

		1,559,184

Multimedia — 1.5%
Entravision Communications Corp. Senior Sec. Notes 8.75% due 08/01/17	975,000	999,375
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/20	1,100,000	1,259,920
NBCUniversal Media LLC Senior Notes 5.95% due 04/01/41	2,000,000	2,405,374
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/40	1,125,000	1,426,405
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	801,201
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	1,190,684
Time Warner, Inc. Company Guar. Notes 6.10% due 07/15/40	1,000,000	1,190,026
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/40	1,500,000	1,798,434
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/41	2,880,000	3,484,912
Viacom, Inc. Senior Notes 2.50% due 12/15/16	1,060,000	1,081,428
Viacom, Inc. Senior Notes 3.50% due 04/01/17	600,000	637,515

		16,275,274

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 3.15% due 03/14/17	1,140,000	1,253,447

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19	$1,000,000	$1,154,049

Non-Profit Charity — 0.1%
Seminole Indian Tribe of Florida Notes 7.75% due 10/01/17*	200,000	210,000
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	1,160,000	1,137,078

		1,347,078

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/19	1,950,000	2,047,500
CDW LLC/CDW Finance Corp. Company Guar. Notes 12.54% due 10/12/17	500,000	541,250
Xerox Corp. Senior Notes 4.50% due 05/15/21	825,000	846,756

		3,435,506

Office Supplies & Forms — 0.1%
Avery Dennison Corp. Senior Notes 5.38% due 04/15/20	890,000	936,362

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/21*	2,200,000	2,246,310
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/20	700,000	736,279
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	990,000	1,250,781

		4,233,370

Oil Companies-Exploration & Production — 1.1%
ATP Oil & Gas Corp. Sec. Notes 11.88% due 05/01/15	1,175,000	763,750
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	325,000	338,813
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/20	900,000	985,500
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	700,000	719,250
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/19*	525,000	527,625
Comstock Resources, Inc. Company Guar. Notes 7.75% due 04/01/19	675,000	624,375

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Concho Resources, Inc. Senior Notes 7.00% due 01/15/21	$650,000	$715,000
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	475,000	540,313
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.75% due 06/15/19	275,000	283,938
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/17	525,000	573,562
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/18	800,000	696,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/19*	100,000	101,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/21	575,000	619,562
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	600,000	666,000
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/21	725,000	732,250
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	876,000
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/22	625,000	679,687
SM Energy Co. Senior Notes 6.50% due 11/15/21*	275,000	288,063
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/19	950,000	1,010,562

		11,741,250

Oil Companies-Integrated — 0.6%
Hess Corp. Senior Notes 5.60% due 02/15/41	2,000,000	2,304,506
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/41	830,000	921,806
PC Financial Partnership Notes 5.00% due 11/15/14	1,800,000	1,965,447
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	640,931
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	926,625

		6,759,315

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	$900,000	$939,375
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/17	500,000	538,750

		1,478,125

Oil Refining & Marketing — 0.7%
Coffeyville Resources LLC Senior Sec. Notes 10.88% due 04/01/17*	925,000	1,036,000
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,540,000	1,782,321
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	3,340,000	4,262,374

		7,080,695

Oil-Field Services — 0.4%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	1,000,000	1,010,000
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/19	350,000	356,125
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/19	925,000	883,375
SESI LLC Company Guar. Notes 6.38% due 05/01/19	450,000	466,875
SESI LLC Senior Notes 7.13% due 12/15/21*	950,000	1,030,750

		3,747,125

Optical Supplies — 0.1%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15	1,225,000	1,283,188

Paper & Related Products — 0.6%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	125,000	132,187
Clearwater Paper Corp. Senior Notes 10.63% due 06/15/16	250,000	280,000
International Paper Co. Senior Notes 7.30% due 11/15/39	1,500,000	1,879,482
International Paper Co. Senior Notes 7.50% due 08/15/21	1,020,000	1,297,482
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	675,000	706,219
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/21	1,200,000	1,212,896

Security Description	Principal Amount	Value (Note 2)

Paper & Related Products (continued)
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(1)(2)(6)(7)	$250,000	$25
Westvaco Corp. Debentures 7.65% due 03/15/27	1,050,000	1,108,044

		6,616,335

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/15	1,100,000	1,218,250

Pipelines — 2.6%
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22*	375,000	381,563
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/21	450,000	463,500
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	1,500,000	1,627,500
El Paso Corp. Senior Notes 6.50% due 09/15/20	100,000	109,263
El Paso Corp. Senior Notes 7.25% due 06/01/18	525,000	585,012
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	1,975,000	2,182,375
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/15	900,000	952,343
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/14	3,370,000	3,881,185
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	975,000	975,000
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	2,625,321
Kinder Morgan Energy Partners LP Senior Notes 5.85% due 09/15/12	1,000,000	1,029,685
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	570,000	650,108
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/40	2,960,000	3,353,908
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	675,000	734,063
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	950,000	1,030,750

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	$700,000	$715,750
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	3,005,000	3,150,935
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.38% due 08/01/22*	275,000	278,781
Williams Partners LP Senior Notes 5.25% due 03/15/20	2,720,000	2,998,321

		27,725,363

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/18	2,160,000	2,585,030

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Publishing Co. Senior Sec. Notes 10.50% due 06/01/19*	375,000	210,000
ProQuest LLC/ProQuest Notes Co. Company Guar. Notes 9.00% due 10/15/18*	700,000	609,000

		819,000

Publishing-Periodicals — 0.0%
Idearc, Inc. Escrow Notes 8.00% due 11/15/16†(1)(2)	1,275,000	19,125
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/18	325,000	361,969

		381,094

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	425,000	465,375

Radio — 0.2%
Cumulus Media, Inc. Company Guar. Notes 7.75% due 05/01/19*	1,050,000	984,375
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/19	1,075,000	1,123,375

		2,107,750

Real Estate Investment Trusts — 2.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18	900,000	919,248
Boston Properties LP Senior Notes 5.88% due 10/15/19	3,000,000	3,465,276
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	953,527

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Equity One, Inc. Company Guar. Notes 6.25% due 12/15/14	$1,500,000	$1,596,785
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	1,750,000	1,912,452
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 10/01/21*	925,000	989,750
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,300,000	1,488,176
Simon Property Group LP Senior Notes 6.13% due 05/30/18	1,350,000	1,620,520
Simon Property Group LP Senior Notes 6.75% due 05/15/14	2,025,000	2,230,479
Tanger Properties LP Senior Notes 6.13% due 06/01/20	1,760,000	1,999,339
UDR, Inc. Company Guar. Notes 4.63% due 01/10/22	710,000	742,220
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	3,675,000	4,006,562

		21,924,334

Real Estate Management/Services — 0.5%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	1,540,000	1,695,694
ProLogis LP Senior Notes 2.25% due 04/01/37	430,000	430,537
ProLogis LP Senior Notes 6.88% due 03/15/20	940,000	1,079,725
ProLogis LP Senior Notes 7.63% due 08/15/14	1,460,000	1,599,264

		4,805,220

Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	1,200,000	1,254,031
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	302,173

		1,556,204

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(2)	250,000	25

Rental Auto/Equipment — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/19	900,000	947,250

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
ERAC USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	$2,680,000	$3,110,746
Hertz Corp. Company Guar. Notes 6.75% due 04/15/19	1,000,000	1,032,500
Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	102,000	102,638
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	275,000	283,937
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 9.50% due 12/01/14	426,000	438,780
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 10.25% due 11/15/19	475,000	522,500
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	1,175,000	1,195,562

		7,633,913

Research & Development — 0.1%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/19*	1,075,000	1,162,344

Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/18	1,375,000	1,524,531
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/12*†(1)(2)(4)	475,000	0

		1,524,531

Retail-Apparel/Shoe — 0.1%
Gymboree Corp. Senior Notes 9.13% due 12/01/18	1,325,000	1,180,906

Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/18	1,100,000	1,148,125

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/22	840,000	873,238
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/21	1,040,000	1,111,515

		1,984,753

Security Description	Principal Amount	Value (Note 2)

Retail-Automobile — 0.1%
United Auto Group Company Guar. Notes 7.75% due 12/15/16	$900,000	$931,500

Retail-Building Products — 0.3%
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/18	1,125,000	1,155,937
Home Depot, Inc. Senior Bonds 5.95% due 04/01/41	1,840,000	2,363,635

		3,519,572

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/13	2,140,000	2,271,244

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	2,720,000	3,427,665

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/27*	584,356	604,759

Retail-Fabric Store — 0.2%
Needle Merger Sub Corp. Senior Notes 8.13% due 03/15/19*	1,775,000	1,723,969

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	525,000	561,750

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/18*	1,650,000	1,790,250

Retail-Propane Distribution — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	350,000	302,750
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21	1,400,000	1,337,000

		1,639,750

Retail-Regional Department Stores — 0.2%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	892,500
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	875,000	848,750

		1,741,250

Retail-Restaurants — 0.3%
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/18	1,725,000	1,880,250

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
NPC International, Inc./NPC Operating Co., Inc. Company Guar. Notes 10.50% due 01/15/20*	$1,350,000	$1,393,875

		3,274,125

Retail-Sporting Goods — 0.1%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/19*	1,225,000	1,217,344

Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,732,225

Schools — 0.3%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,481,778
University of Southern California Bonds 5.25% due 10/01/2111	850,000	1,057,253

		3,539,031

School-Day Care — 0.1%
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,500,000	1,398,750

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc. Senior Notes 3.45% due 06/14/13	1,295,000	1,328,789

Semiconductor Equipment — 0.3%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/18	2,640,000	3,121,351

Special Purpose Entities — 0.7%
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	767,161
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,591,581
Capital One Capital IV FRS Limited Guar. Notes 6.75% due 02/17/37	2,980,000	2,998,625
Goldman Sachs Capital I Limited Guar. Notes 6.35% due 02/15/34	2,500,000	2,327,935

		7,685,302

Steel Pipe & Tube — 0.5%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/18	325,000	321,750
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	1,120,000	1,069,600

Security Description	Principal Amount	Value (Note 2)

Steel Pipe & Tube (continued)
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/20	$350,000	$382,375
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/20	3,420,000	3,976,906

		5,750,631

Steel-Producers — 0.2%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/21	2,600,000	2,542,280

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	1,620,000	2,087,760

Telecom Services — 0.4%
SBA Tower Trust Sec. Notes 5.10% due 04/15/17*	1,790,000	1,916,632
tw telecom holdings, Inc. Company Guar. Notes 8.00% due 03/01/18	650,000	703,625
West Corp. Company Guar. Notes 7.88% due 01/15/19	1,000,000	1,047,500
West Corp. Company Guar. Notes 11.00% due 10/15/16	950,000	1,008,187

		4,675,944

Telecommunication Equipment — 0.9%
CommScope, Inc. Senior Notes 8.25% due 01/15/19*	1,275,000	1,326,000
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	7,306,355
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/41	510,000	570,332

		9,202,687

Telephone-Integrated — 1.3%
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	2,212,608
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	4,000,000	4,213,876
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	900,000	801,000
Level 3 Escrow, Inc. Company Guar. Notes 8.13% due 07/01/19*	950,000	957,125
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/20*	550,000	563,750
SBC Communications Senior Notes 5.10% due 09/15/14	2,000,000	2,212,940

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	$1,100,000	$815,375
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	2,650,000	2,259,125

		14,035,799

Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/21*	850,000	933,938

Theaters — 0.2%
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/21	150,000	157,875
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	1,175,000	1,292,500
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/19	1,075,000	1,179,813

		2,630,188

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	670,000	912,147
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/41	810,000	856,236

		1,768,383

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/40	1,240,000	1,368,946

Transport-Equipment & Leasing — 0.1%
Maxim Crane Works LP Senior Sec. Notes 12.25% due 04/15/15*	700,000	644,000

Transport-Rail — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	287,811	348,149
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	2,200,000	2,693,770
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	1,520,000	1,681,512

		4,723,431

Transport-Services — 0.3%
PHI, Inc. Company Guar. Notes 8.63% due 10/15/18	925,000	934,250
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	1,055,000	1,089,527

Security Description	Principal Amount	Value (Note 2)

Transport-Services (continued)
Ryder System, Inc. Senior Notes 3.50% due 06/01/17	$675,000	$701,237
United Parcel Service, Inc. Senior Notes 3.13% due 01/15/21	800,000	862,920

		3,587,934

Wire & Cable Products — 0.4%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	1,450,000	1,486,250
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	1,530,000	1,556,775
International Wire Group, Inc. Senior Sec. Notes 9.75% due 04/15/15*	850,000	888,250

		3,931,275

Total U.S. Corporate Bonds & Notes (cost $796,454,363)		861,473,431

FOREIGN CORPORATE BONDS & NOTES — 14.7%
Advertising Agencies — 0.2%
MDC Partners, Inc. Company Guar. Notes 11.00% due 11/01/16*	200,000	216,000
MDC Partners, Inc. Company Guar. Notes 11.00% due 11/01/16	1,325,000	1,429,344

		1,645,344

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 6.38% due 01/15/20	675,000	744,188

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/15*	1,270,000	1,297,612

Auto-Cars/Light Trucks — 0.1%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*	1,200,000	1,176,000

Auto/Truck Parts & Equipment-Original — 0.1%
International Automotive Components Group SL Senior Sec. Notes 9.13% due 06/01/18*	1,400,000	1,284,500

Banks-Commercial — 0.5%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(8)	2,850,000	2,436,750
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/15*	3,500,000	3,259,077

		5,695,827

Beverages-Wine/Spirits — 0.7%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/14*	2,630,000	2,957,720
Pernod-Ricard SA Senior Notes 4.25% due 07/15/22*	2,950,000	3,044,506

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits (continued)
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	$950,000	$1,076,289

		7,078,515

Broadcast Services/Program — 0.7%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	6,015,000	7,169,278

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/21*	1,025,000	1,048,063

Cellular Telecom — 0.5%
America Movil SA de CV Notes 5.75% due 01/15/15	900,000	1,002,150
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*(2)	2,250,000	2,266,875
Digicel Group, Ltd. Senior Notes 10.50% due 04/15/18*(2)	325,000	342,063
Rogers Communications, Inc. Company Guar. Notes 5.50% due 03/15/14	1,860,000	2,027,089

		5,638,177

Chemicals-Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	851,000	885,040

Computers-Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/21*	575,000	615,250
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	950,000	1,037,875

		1,653,125

Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/20*	1,275,000	1,300,500

Diversified Banking Institutions — 0.3%
Citigroup, Inc. Senior Notes 4.75% due 05/19/15	400,000	421,169
Deutsche Bank AG Senior Notes 3.25% due 01/11/16	2,480,000	2,553,943

		2,975,112

Diversified Financial Services — 0.6%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/21	3,000,000	3,187,224
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/16*	380,000	389,541

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Hyundai Capital Services, Inc. Notes 6.00% due 05/05/15*	$2,380,000	$2,553,431

		6,130,196

Diversified Manufacturing Operations — 0.4%
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/18	1,610,000	1,971,096
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	1,870,000	2,003,518

		3,974,614

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/20*	600,000	626,066

Diversified Operations — 0.3%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/17*	1,550,000	1,577,415
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	433,000	451,729
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*	1,000,000	1,224,027
Stena AB Senior Notes 7.00% due 12/01/16	250,000	233,125

		3,486,296

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/14*	1,155,000	1,245,270

Electric-Integrated — 0.2%
Enersis SA Notes 7.40% due 12/01/16	600,000	711,538
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/21*	1,100,000	1,188,996

		1,900,534

Electronic Components-Misc. — 0.2%
Koninklijke Philips Electronics NV Senior Notes 5.75% due 03/11/18	1,590,000	1,853,355

Finance-Auto Loans — 0.1%
RCI Banque SA Senior Notes 4.60% due 04/12/16*	1,220,000	1,164,762

Finance-Investment Banker/Broker — 0.3%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/20*	3,500,000	3,366,562

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Baking — 0.1%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/22*	$1,080,000	$1,102,289

Gambling (Non-Hotel) — 0.1%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	1,500,000	1,518,750

Gold Mining — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	750,000	756,702
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	1,660,000	1,574,683

		2,331,385

Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	2,570,453

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	1,750,000	1,929,373
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	380,000	478,768

		2,408,141

Multimedia — 0.5%
Pearson Funding Two PLC Notes 4.00% due 05/17/16*	2,800,000	2,982,617
Walt Disney Co. Senior Notes 3.75% due 06/01/21	1,690,000	1,865,894

		4,848,511

Non-Ferrous Metals — 0.2%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,883,488

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/20	840,000	901,876

Oil Companies-Exploration & Production — 0.8%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	770,000	853,535
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	4,960,000	5,905,207
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/41*	1,550,000	1,747,029

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/21	$500,000	$506,718

		9,012,489

Oil Companies-Integrated — 1.7%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	1,000,000	1,060,311
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	3,100,000	3,558,279
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	1,062,500
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	2,000,000	2,277,428
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/15	5,000,000	5,325,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/21	2,570,000	2,782,025
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/20	1,600,000	1,792,000

		17,857,543

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	562,500

Oil-Field Services — 0.4%
Schlumberger Investment SA Company Guar. Notes 1.95% due 09/14/16*	840,000	853,734
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	600,000	679,419
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	2,484,489

		4,017,642

Pipelines — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	4,410,956

Retail-Petroleum Products — 0.3%
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	2,903,830

Satellite Telecom — 0.4%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	650,000	679,250
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/21*	625,000	656,250

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom (continued)
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/16	$2,400,000	$2,544,000
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(5)	450,000	452,250

		4,331,750

Security Services — 0.1%
Garda World Security Corp. Senior Notes 9.75% due 03/15/17*	1,350,000	1,407,375

Seismic Data Collection — 0.2%
Cie Generale de Geophysique - Veritas Company Guar. Notes 6.50% due 06/01/21	250,000	248,750
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/16	325,000	353,438
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	1,175,000	1,210,250

		1,812,438

Semiconductor Equipment — 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	950,000	1,014,125

Steel-Producers — 1.0%
ArcelorMittal Senior Notes 5.25% due 08/05/20	3,000,000	2,932,872
ArcelorMittal Senior Notes 5.38% due 06/01/13	520,000	537,871
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,425,000	1,486,525
ArcelorMittal Senior Notes 6.75% due 03/01/41	1,000,000	976,312
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*	2,570,000	2,610,783
Hyundai Steel Co. Senior Notes 4.63% due 04/21/16*	2,130,000	2,151,317

		10,695,680

SupraNational Banks — 0.2%
Inter-American Development Bank Notes 6.75% due 07/15/27	1,200,000	1,721,045

Telecom Services — 0.0%
Digicel, Ltd. Senior Notes 12.00% due 04/01/14*(2)	275,000	309,375

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 6.70% due 11/15/13	$520,000	$573,531
France Telecom SA Senior Notes 5.38% due 07/08/19	1,600,000	1,783,235
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,228,319
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	2,440,000	2,498,104
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	1,575,000	1,628,106

		9,711,295

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,950,000	3,517,961

Transport-Services — 0.1%
CHC Helicopter SA Senior Sec. Notes 9.25% due 10/15/20*	850,000	835,125

Total Foreign Corporate Bonds & Notes (cost $143,895,561)		155,024,958

FOREIGN GOVERNMENT AGENCIES — 0.8%
Sovereign — 0.6%
Republic of Colombia Bonds 4.38% due 07/12/21	855,000	919,125
State Of Qatar Senior Notes 5.25% due 01/20/20*	2,185,000	2,389,953
United Mexican States Senior Notes 6.63% due 03/03/15	3,150,000	3,583,125

		6,892,203

SupraNational Banks — 0.2%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/16	710,000	722,232
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/19	1,000,000	1,222,592

		1,944,824

Total Foreign Government Agencies (cost $8,048,355)		8,837,027

U.S. GOVERNMENT AGENCIES — 0.1%
Resolution Funding Corp — 0.1%
Resolution Funding Corp. STRIPS zero coupon due 01/15/21 (cost $318,099)	640,000	523,822

COMMON STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co.† (cost $1,608,862)	16,407	394,096

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(1)(2)(4) (cost $50,370)	5	$0

PREFERRED STOCK — 0.2%
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	1,415	1,139,385

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%	30,000	390

Real Estate Investment Trusts — 0.1%
ProLogis, Inc. Series C, 8.54%	20,000	1,124,000

Total Preferred Stock (cost $3,360,512)		2,263,775

WARRANTS† — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/16 (Strike price $10.00)	14,915	225,664
General Motors Co. Expires 07/10/19 (Strike price $18.33)	14,915	155,712

Total Warrants (cost $1,825,617)		381,376

Total Long-Term Investment Securities (cost $955,570,512)		1,028,905,928

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/12 (cost $8,931,000)	$8,931,000	8,931,000

TOTAL INVESTMENTS (cost $964,501,512)(9)	98.5%	1,037,836,928
Other assets less liabilities	1.5	15,504,482

NET ASSETS	100.0%	$1,053,341,410

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $218,428,711 representing 20.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2012, the aggregate value of these securities was $7,857,608 representing 0.8% of net assets.
(3)	Collateralized Mortgage Obligation

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2012, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
CVC Claims Ligitation Trust Membership Interest Certificates	5/19/2006	$5.00	$50,370	$0.00	$0.00	0.00%
FPL Energy National Wind 6.13% due 03/25/19	9/15/1997	267,685	237,674	263,729	98.52	0.03
General Motors Corp. 7.20% due 01/15/11	4/21/2011	1,000,000	0	15,000	0.02	0.00
General Motors Corp. 7.40% due 09/01/25	4/21/2011	2,800,000	0	42,000	0.02	0.00
General Motors Corp. 9.45% due 11/01/11	4/21/2011	250,000	0	3,750	0.02	0.00
HRP Myrtle Beach Operations LLC 7.38% due 04/01/12	3/23/2006	225,000	225,000
	10/29/2007	100,000	99,852
	1/2/2008	150,000	149,010

		475,000	473,862	0.00	0.00	0.00

				$324,479		0.03%

(5)	Income may be received in cash or additional bonds at the discretion of the issuer.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Bond in default
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	See Note 4 for cost of investments on a tax basis.

STRIPS — Separate trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2012	Unrealized Appreciation (Depreciation)
450	Short	U.S. Treasury 10YR Notes	March 2012	$58,731,055	$59,512,500	$(781,445)

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$—	$7,443	$7,443
U.S. Corporate Bonds & Notes	—	861,393,506	79,925	861,473,431
Foreign Corporate Bonds & Notes	—	155,024,958	—	155,024,958
Foreign Government Agencies	—	8,837,027	—	8,837,027
U.S. Government Agencies	—	523,822	—	523,822
Common Stock	394,096	—	—	394,096
Membership Interest Certificates	—	—	0	0
Preferred Stock	1,124,390	1,139,385	—	2,263,775
Warrants	381,376	—	—	381,376
Short-Term Investment Securities:
Time Deposits	—	8,931,000	—	8,931,000

Total	$1,899,862	$1,035,849,698	$87,368	$1,037,836,928

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$781,445	$—	$—	$781,445

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Membership Interest Certificates
Balance as of 1/31/2011	$8,020	$9,588	$0
Accrued discounts	—	2,675	—
Accrued premiums	—	—	—
Realized gain	37	—	—
Realized loss	—	(743,334)	—
Change in unrealized appreciation(1)	38	814,446	—
Change in unrealized depreciation(1)	(14)	(2,007)	—
Net purchases	—	—	—
Net sales	(638)	(1,468)	—
Transfers into Level 3(2)	—	25	—
Transfers out of Level 3(2)	—	—	—

Balance as of 1/31/2012	$7,443	$79,925	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at January 31, 2012 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Membership Interest Certificates
$24	$68,591	$—

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

38

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Sovereign	51.5%
Time Deposits	8.8
Federal National Mtg. Assoc.	8.2
United States Treasury Notes	6.5
Banks-Commercial	6.0
Sovereign Agency	4.7
Diversified Financial Services	4.1
Banks-Special Purpose	3.6
Winding-Up Agency	2.9
SupraNational Banks	1.7
Banks-Mortgage	0.9
Diversified Banking Institutions	0.8
Telephone-Integrated	0.5
Oil Companies-Integrated	0.4
Federal Home Loan Mtg. Corp.	0.4
Oil-Field Services	0.4
Finance-Other Services	0.3
United States Treasury Bonds	0.3
Oil Companies-Exploration & Production	0.3
Agricultural Operations	0.3
Banks-Money Center	0.3
Electronic Components-Semiconductors	0.3
Retail-Restaurants	0.3
Finance-Credit Card	0.3
Finance-Commercial	0.2
Pharmacy Services	0.2
Transport-Services	0.2
Special Purpose Entities	0.2
Finance-Consumer Loans	0.2
Electric-Distribution	0.2
Multimedia	0.2
Medical-Drugs	0.2
Computers	0.2
Finance-Investment Banker/Broker	0.1

105.7%

Country Allocation*

United States	31.8%
Japan	22.8
Germany	16.0
United Kingdom	7.2
Italy	4.5
Norway	4.1
SupraNational	3.7
Canada	2.9
Netherlands	2.8
Belgium	2.0
Spain	1.5
South Africa	1.2
Finland	1.1
France	0.7
Sweden	0.5
Denmark	0.5
Switzerland	0.5
Malaysia	0.5
Luxembourg	0.4
Mexico	0.3
Qatar	0.3
Colombia	0.3
Cayman Islands	0.1

105.7%

Credit Quality#†

Aaa	56.0%
Aa	26.7
A	11.4
Baa	1.5
Caa	0.9
Ca	0.7
Not rated@	2.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

39

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 4.0%
United Kingdom — 0.5%
Granite Mortgages PLC FRS Series 2004-2, Class 3A 1.39% due 06/20/44(1)	GBP	541,101	$821,716
Granite Mortgages PLC FRS Series 2004-3, Class 3A1 1.43% due 09/20/44(1)	GBP	522,274	798,062

			1,619,778

United States — 3.5%
American Home Mtg. Assets FRS Series 2007-1, Class A1 0.91% due 02/25/47(1)		1,260,690	543,733
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.65% due 10/25/34(1)		4,274	3,768
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A1 1.28% due 10/25/37*(2)		61,397	60,621
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A2 1.53% due 10/25/37*(2)		300,000	228,140
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A3 1.73% due 10/25/37*(2)		400,000	165,284
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.49% due 03/20/46(1)		1,050,450	508,478
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.55% due 02/25/36(1)		1,162,227	604,066
Countrywide Alternative Loan Trust FRS Series 2007-0A11, Class A1A 1.59% due 11/25/47(1)		854,426	367,246
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/35(1)		400,549	374,438
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)		1,245,819	830,481
FHLMC Multifamily Structured Pass Through Certs. Series K703, Class A2 2.70% due 05/25/18(1)		1,000,000	1,048,839
GCO Education Loan Funding Trust FRS Series 2006-1 A10L 0.70% due 02/27/28		100,000	85,903
GCO Education Loan Funding Trust FRS Series 2006-1 A11L 0.74% due 05/25/36		300,000	250,597
HSBC Home Equity Loan Trust FRS Series 2007-3, Class APT 1.48% due 11/20/36		705,468	623,301

Security Description		Principal Amount**	Value (Note 2)

United States (continued)
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.52% due 06/25/47(1)		$1,407,980	$631,362
NCUA Guaranteed Notes Series 2010-C1, Class A2 2.90% due 10/29/20(1)		1,000,000	1,064,747
Residential Accredit Loans, Inc. Series 2005-QS13, Class 2A3 5.75% due 09/25/35(1)		276,991	193,327
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.93% due 11/20/34(1)		134,816	116,967
SLM Student Loan Trust FRS Series 2003-10A, Class A1D 1.68% due 12/15/16*		100,000	99,969
SLM Student Loan Trust FRS Series 2003-10A, Class A1G 1.72% due 12/15/16*		100,000	99,969
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.77% due 12/15/16*		950,000	949,703
SLM Student Loan Trust FRS Series 2003-10A, Class A1H 1.77% due 12/15/16*		100,000	99,969
SLM Student Loan Trust FRS Series 2003-10A, Class A1E 1.78% due 12/15/16*		100,000	99,969
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 6.00% due 11/25/37(1)		734,505	333,818
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series 2007-OA2 Class 2A 0.91% due 01/25/47(1)		619,523	222,383
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series-AR5, Class 4A 1.20% due 06/25/46(1)		1,711,952	736,148
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 5.98% due 12/28/37(1)		1,099,599	685,313

			11,028,539

Total Asset Backed Securities (cost $18,098,734)			12,648,317

CORPORATE BONDS & NOTES — 23.4%
Canada — 1.0%
Bank of Montreal Notes 1.95% due 01/30/17*		1,050,000	1,067,195
Bank of Nova Scotia Bonds 5.75% due 01/28/14	AUD	1,200,000	1,301,422

40

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description		Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Canada (continued)
Canadian Imperial Bank of Commerce Senior Notes 5.75% due 12/19/13	AUD	800,000	$868,139

			3,236,756

Cayman Islands — 0.1%
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21		300,000	319,848
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/20		90,000	96,438

			416,286

France — 0.3%
HSBC Covered Bonds Notes 3.38% due 01/20/17	EUR	700,000	946,568

Germany — 6.1%
FMS Wertmanagement Government Guar. Notes 2.25% due 07/14/14	EUR	4,100,000	5,508,663
FMS Wertmanagement Government Guar. Notes 2.75% due 06/03/16	EUR	2,900,000	3,977,397
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 2.00% due 09/07/16	EUR	4,280,000	5,761,076
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 2.63% due 08/16/19	EUR	2,300,000	3,120,474
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 5.00% due 12/01/20	SEK	2,000,000	337,222
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.00% due 08/20/20	AUD	800,000	875,423

			19,580,255

Japan — 3.8%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/18	JPY	860,000,000	12,258,746

Luxembourg — 0.4%
Gazprom OAO Via Gaz Capital SA Senior Notes 9.25% due 04/23/19		710,000	871,880
TNK-BP Finance SA Company Guar. Notes 6.63% due 03/20/17		126,000	133,402
TNK-BP Finance SA Company Guar. Notes 7.50% due 07/18/16		159,000	174,900

			1,180,182

Security Description		Principal Amount**	Value (Note 2)

Mexico — 0.1%
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/21		$360,000	$389,700

Netherlands — 0.7%
ING Bank NV Notes 2.50% due 01/14/16*		1,510,000	1,511,355
ING Bank NV Senior Notes 3.88% due 05/24/16	EUR	500,000	672,309

			2,183,664

Norway — 4.1%
DnB NOR Boligkreditt AS Bonds 2.10% due 10/14/15*		1,200,000	1,199,545
DnB NOR Boligkreditt AS Bonds 2.90% due 03/29/16*		3,600,000	3,714,412
Nordea Eiendomskreditt AS Notes 1.88% due 04/07/14		600,000	603,799
Nordea Eiendomskreditt AS Notes 1.88% due 04/07/14*		1,700,000	1,701,424
Schlumberger Norge AS Company Guar. Notes 3.00% due 03/18/13		1,150,000	1,174,840
Sparebank 1 Boligkreditt AS Covered Bonds 1.25% due 10/25/13*		2,200,000	2,189,796
Sparebank 1 Boligkreditt AS Covered Notes 2.63% due 05/27/16*		2,300,000	2,328,239

			12,912,055

South Africa — 0.2%
Transnet SOC, Ltd. Senior Notes 4.50% due 02/10/16*		700,000	719,378

Sweden — 0.4%
Swedbank Hypotek AB FRS Bonds 1.02% due 03/28/14*		590,000	580,253
Vattenfall AB Sr. Notes 6.75% due 01/31/19	EUR	400,000	654,753

			1,235,006

Switzerland — 0.5%
Credit Suisse AG Senior Notes 2.88% due 09/24/15	EUR	200,000	264,435
Credit Suisse AG Senior Notes 3.88% due 01/25/17	EUR	400,000	543,783
UBS AG Senior Notes 4.88% due 08/04/20		650,000	676,194

			1,484,412

41

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description		Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United Kingdom — 1.6%
Abbey National Treasury Services PLC Bonds 3.38% due 06/08/15	EUR	600,000	$798,499
Bank of Scotland PLC Bonds 5.25% due 02/21/17		800,000	844,075
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20		700,000	783,848
HSBC Bank PLC Senior Notes 1.63% due 08/12/13*(2)		2,050,000	2,024,373
Royal Bank of Scotland PLC Senior Notes 4.88% due 08/25/14*		750,000	757,271

			5,208,066

United States — 4.1%
American Express Credit Corp. Senior Notes 2.80% due 09/19/16		800,000	818,125
Archer-Daniels-Midland Co. Senior Notes 4.48% due 03/01/21		750,000	864,334
Aristotle Holding, Inc. Company Guar. Notes 3.50% due 11/15/16*		750,000	771,263
AT&T Inc. Senior Notes 4.45% due 05/15/21		750,000	839,195
AT&T, Inc. Senior Notes 6.70% due 11/15/13		650,000	716,914
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/16		750,000	778,112
Citigroup, Inc. Senior Notes 4.50% due 01/14/22		790,000	786,455
Eli Lilly & Co. Senior Notes 3.55% due 03/06/12		600,000	601,684
International Business Machines Corp. Senior Notes 6.63% due 01/30/14	EUR	400,000	580,033
John Deere Capital Corp. FRS Senior Notes 0.98% due 10/04/13		700,000	704,574
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/22		750,000	772,862
MassMutual Global Funding II Senior Notes 2.30% due 09/28/15*(2)		400,000	407,776
MassMutual Global Funding II Senior Sec. Notes 2.88% due 04/21/14*(2)		300,000	310,829

Security Description		Principal Amount**	Value (Note 2)

United States (continued)
McDonald’s Corp. Senior Notes 3.63% due 05/20/21		$750,000	$835,794
Morgan Stanley Senior Notes 6.00% due 05/13/14		600,000	629,586
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/21		600,000	651,404
Texas Instruments, Inc. Senior Notes 2.38% due 05/16/16		800,000	838,773
WM Covered Bond Program Sec. Notes 4.00% due 09/27/16	EUR	850,000	1,169,814

			13,077,527

Total Corporate Bonds & Notes (cost $69,959,959)			74,828,601

GOVERNMENT AGENCIES — 52.5%
Belgium — 2.0%
Kingdom of Belgium Bonds 3.50% due 03/28/15	EUR	840,000	1,146,844
Kingdom of Belgium Bonds 3.50% due 06/28/17	EUR	2,200,000	2,963,541
Kingdom of Belgium Bonds 3.75% due 09/28/20	EUR	245,000	326,872
Kingdom of Belgium Bonds 4.00% due 03/28/14	EUR	1,010,000	1,384,399
Kingdom of Belgium Senior Notes 4.25% due 09/28/22	EUR	490,000	661,922

			6,483,578

Canada — 1.9%
Government of Canada Bonds 2.50% due 06/01/15(3)	CAD	2,460,000	2,565,200
Government of Canada Bonds 3.50% due 06/01/13	CAD	1,940,000	1,999,127
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	1,468,196

			6,032,523

Colombia — 0.3%
Republic of Colombia Bonds 4.38% due 07/12/21		720,000	774,000

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	7,600,000	1,561,093

Finland — 1.1%
Government of Finland Senior Notes 3.13% due 09/15/14	EUR	2,550,000	3,560,268

42

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description		Principal Amount**	Value (Note 2)

GOVERNMENT AGENCIES (continued)
France — 0.4%
Republic of France Bonds 2.50% due 10/25/20	EUR	930,000	$1,175,612

Germany — 9.9%
Federal Republic of Germany Bonds 1.25% due 10/14/16	EUR	3,620,000	4,854,702
Federal Republic of Germany Bonds 2.25% due 09/04/21	EUR	1,300,000	1,774,945
Federal Republic of Germany Bonds 2.50% due 02/27/15	EUR	900,000	1,254,142
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	7,675,000	11,488,601
Federal Republic of Germany Bonds 4.00% due 07/04/16	EUR	400,000	599,443
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	730,000	1,273,499
Federal Republic of Germany Bonds 4.75% due 07/04/34	EUR	600,000	1,074,903
Federal Republic of Germany Bonds 4.75% due 07/04/40	EUR	510,000	971,439
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	2,340,000	4,396,891
Federal Republic of Germany Bonds 5.63% due 01/04/28	EUR	2,090,000	3,862,073

			31,550,638

Italy — 3.1%
Republic of Italy Bonds 3.75% due 04/15/16	EUR	660,000	840,262
Republic of Italy Bonds 4.75% due 02/01/13	EUR	1,650,000	2,181,117
Republic of Italy Bonds 4.75% due 09/15/16	EUR	3,550,000	4,650,495
Republic of Italy Bonds 5.00% due 03/01/22	EUR	580,000	704,728
Republic of Italy Senior Notes 5.00% due 08/01/39	EUR	940,000	995,924
Republic of Italy Bonds 5.75% due 02/01/33	EUR	453,000	539,318

			9,911,844

Japan — 19.0%
Government of Japan Senior Notes 1.50% due 09/20/14	JPY	750,000,000	10,179,572

Security Description		Principal Amount**	Value (Note 2)

Japan (continued)
Government of Japan Bonds 1.60% due 06/20/14	JPY	1,000,000,000	$13,566,741
Government of Japan Senior Bonds 1.70% due 12/20/16	JPY	142,000,000	1,985,865
Government of Japan Bonds 1.80% due 09/20/31	JPY	100,000,000	1,327,337
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	6,363,491
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	989,167
Government of Japan Bonds 2.00% due 09/20/41	JPY	200,000,000	2,668,788
Government of Japan Bonds 2.10% due 12/20/26	JPY	245,000,000	3,486,628
Government of Japan Senior Bonds 2.10% due 09/20/29	JPY	100,000,000	1,401,063
Government of Japan Bonds 2.10% due 12/20/29	JPY	340,000,000	4,755,775
Government of Japan Bonds 2.20% due 09/20/26	JPY	700,000,000	10,097,119
Government of Japan Bonds 2.30% due 03/20/39	JPY	280,000,000	4,002,270

			60,823,816

Malaysia — 0.5%
Federation of Malaysia Bonds 3.43% due 08/15/14	MYR	4,350,000	1,446,499

Mexico — 0.2%
United Mexican States Bonds 10.00% due 12/05/24	MXN	72,248	741,126

Netherlands — 2.1%
Government of Netherlands Bonds 2.75% due 01/15/15	EUR	1,150,000	1,597,822
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,480,683
Government of Netherlands Bonds 4.00% due 07/15/19	EUR	630,000	945,910
Government of Netherlands Bonds 4.25% due 07/15/13	EUR	1,200,000	1,659,645

			6,684,060

Qatar — 0.3%
State of Qatar Bonds 5.25% due 01/20/20		900,000	984,420

43

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description		Principal Amount**	Value (Note 2)

GOVERNMENT AGENCIES (continued)
South Africa — 1.0%
Republic of South Africa Bonds 6.75% due 03/31/21	ZAR	7,445,000	$892,132
Republic of South Africa Bonds 7.25% due 01/15/20	ZAR	1,100,000	137,242
Republic of South Africa Bonds 10.50% due 12/21/26	ZAR	14,920,000	2,290,146

			3,319,520

Spain — 1.5%
Kingdom of Spain Bonds 5.85% due 01/31/22	EUR	3,450,000	4,783,086

Sweden — 0.1%
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	2,300,000	382,032

United States — 8.6%
Federal Home Loan Mtg. Corp. 2.38% due 01/13/22		1,300,000	1,314,469
Federal National Mtg. Assoc. 3.00% due February TBA		7,000,000	7,296,407
3.00% due March TBA		8,000,000	8,315,000
3.42% due 10/01/20		395,008	425,108
3.50% due February TBA		1,000,000	1,038,906
3.63% due 12/01/20		296,374	322,876
3.75% due 03/01/18		1,000,000	1,095,692
3.84% due 05/01/18		530,000	583,710
4.00% due 10/01/41		126,955	134,383
4.00% due 12/01/41		1,869,500	1,978,895
4.00% due 01/01/42		2,995,448	3,170,728
4.50% due 07/01/41		705,680	755,022
4.50% due 08/01/41		466,019	498,604
4.50% due 10/01/41		707,974	757,479

			27,687,279

Total Government Agencies (cost $158,753,259)			167,901,394

GOVERNMENT TREASURIES — 13.3%
Italy — 1.4%
Republic of Italy Bonds 3.75% due 08/01/16	EUR	660,000	832,492
Republic of Italy Bonds 4.00% due 02/01/37	EUR	920,000	871,747
Republic of Italy Bonds 4.75% due 09/01/21	EUR	400,000	484,501
Republic of Italy Bonds 5.00% due 08/01/34	EUR	890,000	965,139
Republic of Italy Bonds 5.00% due 09/01/40	EUR	430,000	454,576

Security Description		Principal Amount**	Value (Note 2)

Italy (continued)
Republic of Italy Bonds 6.00% due 05/01/31	EUR	850,000	$1,048,912

			4,657,367

United Kingdom — 5.1%
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/16	GBP	1,860,000	3,077,832
United Kingdom Gilt Treasury Bonds 2.75% due 01/22/15	GBP	1,040,000	1,749,536
United Kingdom Gilt Treasury Bonds 4.00% due 03/07/22	GBP	400,000	742,404
United Kingdom Gilt Treasury Bonds 4.00% due 01/22/60	GBP	490,000	959,618
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	210,000	406,798
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/40	GBP	1,165,000	2,269,426
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/49	GBP	80,000	160,236
United Kingdom Gilt Treasury Bonds 4.50% due 03/07/13	GBP	630,000	1,037,279
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/34	GBP	1,530,000	3,049,884
United Kingdom Gilt Treasury Bonds 5.25% due 06/07/12	GBP	50,000	80,131
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/26/16	GBP	510,000	2,755,905

			16,289,049

United States — 6.8%
United States Treasury Bonds 4.50% due 08/15/39		700,000	919,843
United States Treasury Notes 0.25% due 11/30/13		14,400,000	14,409,000
0.88% due 12/31/16		4,800,000	4,842,375
2.00% due 11/15/21		1,450,000	1,475,375

			21,646,593

Total Government Treasuries (cost $42,469,473)			42,593,009

FOREIGN DEBT OBLIGATIONS — 3.7%
Supranational — 3.7%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	40,000,000	579,378
European Investment Bank Senior Notes 2.13% due 01/15/14	EUR	2,400,000	3,205,825

44

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN DEBT OBLIGATIONS (continued)
Supranational (continued)
European Investment Bank Senior Notes 5.00% due 12/01/20	SEK	2,950,000	$478,076
European Union Government Guar. Bonds 2.50% due 12/04/15	EUR	2,200,000	2,974,458
European Union Notes 2.75% due 06/03/16	EUR	2,500,000	3,406,332
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,211,058

Total Foreign Debt Obligations (cost $11,726,464)			11,855,127

Total Long-Term Investment Securities
(cost $301,007,889)			309,826,448

SHORT-TERM INVESTMENT SECURITIES — 8.8%
Time Deposits — 8.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/12 (cost $28,018,000)		28,018,000	28,018,000

TOTAL INVESTMENTS (cost $329,025,889)(4)		105.7%	$337,844,448
Liabilities in excess of other assets		(5.7)	(18,198,362)

NET ASSETS		100.0%	$319,646,086

BONDS & NOTES SOLD SHORT — (1.7)%
U.S. Government Agencies — (1.7)%
Federal National Mtg. Assoc. 4.00% due February TBA		$(4,000,000)	(4,228,125)
4.50% due February TBA		(1,000,000)	(1,068,594)

Total Bonds & Notes Sold Short
(proceeds $(5,259,141))			$(5,296,719)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $21,086,733 representing 6.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Illiquid security. At January 31, 2012, the aggregate value of these securities was $3,197,023 representing 1.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.

AUD — Australian Dollar

CAD — Canada Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgist

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

ZAR — South African Rand

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2012	Unrealized Appreciation (Depreciation)
1	Long	Euro-BOBL	March 2012	$161,986	$164,443	$2,457
6	Short	Euro-Bund	March 2012	1,057,165	1,097,403	(40,238)
42	Short	Euro-Shatz	March 2012	6,046,084	6,071,452	(25,368)
38	Short	90 Day Euro Dollar	March 2012	9,441,727	9,456,775	(15,048)
11	Short	Japanese 10 Year Bond	March 2012	20,421,706	20,570,354	(148,648)
11	Long	Life Long Gilt	March 2012	1,984,215	2,035,290	51,075
30	Short	U.S. Treasury 2 Year Note	March 2012	6,614,951	6,622,500	(7,549)
168	Long	U.S. Treasury 5 Year Note	March 2012	20,632,730	20,839,875	207,145
98	Long	U.S. Treasury 10 Year Note	March 2012	12,826,036	12,960,500	134,464
79	Long	U.S. Treasury Long Bond	March 2012	11,334,446	11,489,563	155,117
96	Long	U.S. Treasury Ultra Long Bond	March 2012	15,216,906	15,357,000	140,094

						$453,501

45

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CHF	325,240	EUR	269,000	3/21/2012	$—	$(1,684)
	CHF	507,726	USD	532,096	3/21/2012	—	(19,891)
	EUR	286,000	USD	381,021	3/21/2012	6,872	—
	GBP	258,522	EUR	309,016	3/21/2012	—	(2,964)
	NOK	2,219,000	SEK	2,612,074	3/21/2012	5,647	—
	ZAR	26,133,004	USD	3,143,820	2/9/2012	—	(193,992)

						12,519	(218,531)

Citibank N.A.	AUD	374,000	USD	382,905	3/21/2012	—	(12,045)
	CHF	162,057	AUD	168,000	3/21/2012	1,226	—
	CHF	372,164	EUR	308,269	3/21/2012	—	(1,326)
	CHF	494,537	USD	528,323	3/21/2012	—	(9,325)
	EUR	234,000	CHF	285,609	3/21/2012	4,385	—
	EUR	607,000	GBP	507,488	3/21/2012	5,306	—
	EUR	290,000	JPY	29,640,610	3/21/2012	9,722	—
	EUR	615,000	SEK	5,449,700	3/21/2012	—	(5,182)
	EUR	307,000	USD	390,501	3/21/2012	—	(11,120)
	JPY	29,432,100	EUR	290,000	3/21/2012	—	(6,985)
	JPY	89,481,279	USD	1,168,000	3/21/2012	—	(6,656)
	NOK	3,116,027	USD	518,689	3/21/2012	—	(11,408)
	USD	393,000	JPY	30,129,738	3/21/2012	2,525	—

						23,164	(64,047)

Credit Suisse London Branch	CHF	1,462,575	EUR	1,202,000	3/21/2012	—	(17,604)
	EUR	303,000	USD	392,137	3/21/2012	—	(4,252)
	JPY	59,005,177	USD	770,000	3/21/2012	—	(4,584)
	USD	763,709	AUD	746,000	3/21/2012	24,079	—
	USD	697,371	EUR	539,626	3/21/2012	8,574	—

						32,653	(26,440)

Deutsche Bank AG London	AUD	371,000	CAD	386,211	3/21/2012	—	(7,040)
	CHF	932,103	EUR	764,000	3/21/2012	—	(13,886)
	EUR	2,179,410	USD	2,847,555	2/24/2012	—	(3,337)
	EUR	287,000	CAD	389,974	3/21/2012	13,033	—
	EUR	309,000	CHF	372,611	3/21/2012	856	—
	EUR	251,112	USD	319,982	3/21/2012	—	(8,526)
	SEK	9,205,240	EUR	1,032,000	3/21/2012	—	(160)
	USD	471,622	EUR	365,000	2/24/2012	5,836	—
	USD	1,164,529	AUD	1,118,000	3/21/2012	16,096	—
	USD	1,159,446	EUR	906,000	3/21/2012	25,793	—
	USD	2,647,669	NZD	3,349,000	3/21/2012	108,579	—

						170,193	(32,949)

HSBC Bank PLC	EUR	492,679	SEK	4,378,442	3/21/2012	—	(2,294)
	EUR	291,000	USD	379,328	3/21/2012	—	(1,361)
	SEK	19,182,521	USD	2,777,996	3/21/2012	—	(35,717)
	USD	761,051	JPY	59,095,583	3/21/2012	14,720	—
	USD	373,573	SEK	2,615,809	3/21/2012	10,117	—

						24,837	(39,372)

JPMorgan Chase Bank N.A.	AUD	375,000	CAD	389,261	3/21/2012	—	(8,226)
	CHF	948,510	EUR	777,368	3/21/2012	—	(14,234)
	EUR	19,267,052	USD	24,686,585	2/24/2012	—	(516,697)
	EUR	702,000	SEK	6,270,383	3/21/2012	1,382	—
	EUR	1,486,000	USD	1,928,199	3/21/2012	—	(15,803)
	JPY	68,391,895	CAD	902,000	3/21/2012	760	—
	USD	3,317,107	GBP	2,116,987	3/8/2012	17,913	—
	USD	394,000	CAD	402,160	3/21/2012	6,629	—
	USD	3,504,140	EUR	2,709,000	3/21/2012	39,805	—
	USD	393,000	JPY	30,284,187	3/21/2012	4,552	—
	USD	858,000	NOK	5,171,638	3/21/2012	21,797	—

						92,838	(554,960)

46

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co. International PLC	EUR	596,000	USD	769,738	3/21/2012	$—	$(9,956)
	JPY	30,571,296	USD	392,000	3/21/2012	—	(9,321)
	USD	379,592	EUR	287,000	3/21/2012	—	(4,135)

						—	(23,412)

Royal Bank of Canada	CAD	389,997	EUR	294,000	3/21/2012	—	(3,899)
	EUR	291,000	CAD	393,791	3/21/2012	11,603	—
	GBP	404,000	USD	637,306	3/21/2012	929	—
	JPY	49,460,126	CAD	652,000	3/21/2012	237	—
	USD	29,106,069	JPY	2,237,741,506	3/6/2012	263,581	—
	USD	3,915,754	CAD	3,973,827	3/21/2012	42,951	—

						319,301	(3,899)

Royal Bank of Scotland PLC	AUD	377,000	CAD	393,268	3/21/2012	—	(6,347)
	EUR	304,000	CAD	400,777	3/21/2012	1,556	—
	EUR	297,000	GBP	245,888	3/21/2012	—	(1,219)
	EUR	583,000	USD	762,390	3/21/2012	—	(297)
	SEK	5,141,102	EUR	567,000	3/21/2012	—	(12,347)
	USD	1,562,827	EUR	1,188,000	3/21/2012	—	(8,672)

						1,556	(28,882)

State Street Bank London	EUR	578,000	CAD	779,751	3/21/2012	20,637	—
	EUR	1,084,572	USD	1,412,086	3/21/2012	—	(6,764)
	GBP	913,387	USD	1,423,057	3/21/2012	—	(15,701)
	NZD	1,953,000	USD	1,491,690	3/21/2012	—	(115,642)
	USD	391,638	AUD	369,000	3/21/2012	—	(1,969)

						20,637	(140,076)

UBS AG London	AUD	376,713	EUR	296,000	3/21/2012	—	(10,584)
	CAD	386,476	EUR	284,000	3/21/2012	—	(13,473)
	CHF	154,665	USD	167,000	3/21/2012	—	(1,148)
	EUR	336,600	USD	432,837	3/21/2012	—	(7,507)
	USD	758,981	EUR	578,000	3/21/2012	—	(2,835)

						—	(35,547)

Westpac Banking Corp.	AUD	1,533,000	USD	1,506,525	3/21/2012	—	(112,346)
	USD	1,528,622	AUD	1,496,000	3/21/2012	51,177	—
	USD	326,931	NZD	438,951	3/21/2012	34,329	—

						85,506	(112,346)

						$783,204	$(1,280,461)

AUD	— Australian Dollar	GBP	— British Pound	SEK	— Swedish Krona
CAD	— Canada Dollar	JPY	— Japanese Yen	USD	— United States Dollar
CHF	— Swiss Franc	NOK	— Norwegian Krone	ZAR	— South African Rand
EUR	— Euro Dollar	NZD	— New Zealand Dollar

47

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Interest Rate Swap Contracts #
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Barclays Bank PLC	JPY	1,025,000	06/20/2017	0.500%	6 month JYOR	$(17,135)	$20,516
	USD	3,640	10/14/2019	2.943%	3 month LIBOR	—	133,347
	EUR	4,130	01/28/2020	2.350%	6 month EURO	—	73,591
Citibank, N.A.	EUR	775	06/20/2042	3.000%	6 month EURO	81,061	28,095
Credit Suisse International	EUR	5,830	01/31/2019	2.350%	6 month EURO	—	51,846
	USD	590	06/20/2042	2.750%	3 month LIBOR	3,158	6,736
JPMorgan Chase Bank, N.A.	USD	1,000	06/20/2022	2.500%	3 month LIBOR	25,042	19,435
	USD	1,900	06/20/2022	2.500%	3 month LIBOR	56,686	27,821
Morgan Stanley & Co. International PLC	EUR	7,910	12/21/2019	2.354%	6 month EURO	—	164,662

							$526,049

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Barclays Bank PLC	EUR	3,870	01/28/2015	6 month EURO	1.270%	$—	$(12,139)
	EUR	8,850	06/20/2015	6 month EURO	1.750%	(68,240)	(121,570)
	EUR	1,620	01/28/2028	6 month EURO	2.876%	—	(52,659)
	USD	1,490	10/14/2029	3 month LIBOR	3.318%	—	(82,877)
Citibank, N.A.	EUR	1,275	06/20/2014	6 month EURO	1.750%	(13,929)	(8,948)
	EUR	2,680	02/03/2019	6 month EURO	2.275%	—	(4,284)
	USD	1,490	06/20/2019	3 month LIBOR	2.000%	(3,534)	(38,477)
	EUR	1,040	02/03/2029	6 month EURO	2.880%	—	(2,124)
	USD	3,970	05/15/2037	3 month LIBOR	2.700%	(14,871)	(56,981)
Credit Suisse International	EUR	13,700	06/20/2017	6 month EURO	2.250%	(217,140)	(334,726)
	USD	11,150	06/20/2022	3 month LIBOR	2.500%	(161,059)	(334,861)
	EUR	2,260	01/31/2029	6 month EURO	2.955%	—	(46,912)
Deutsche Bank AG	USD	8,560	06/20/2017	3 month LIBOR	1.750%	(108,921)	(150,442)
	USD	4,690	06/20/2027	3 month LIBOR	2.750%	(39,720)	(166,372)
Morgan Stanley & Co. International PLC	EUR	7,410	12/21/2014	6 month EURO	1.370%	—	(47,371)
	EUR	3,080	12/21/2027	6 month EURO	2.770%	—	(54,580)

							$(1,515,323)

Total						$(478,602)	$(989,274)

Credit Default Swaps on Credit Indicies — Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2012(2)	Notional Amount(3)	Value at January 31, 2012(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	(1.000)%	6/20/2014	Bank of America, N.A.	0.6924%	$15,000,000	$(109,112)	$(131,679)	$22,567
CDX North American Investment
Grade Index	(1.000)%	6/20/2014	Deutsche Bank AG	0.6924%	1,000,000	(7,274)	(9,288)	2,014
CDX North American Investment
Grade Index	(1.000)%	6/20/2014	Morgan Stanley & Co. International PLC	0.6924%	14,000,000	(101,838)	(114,548)	12,710

						$(218,224)	$(255,515)	$37,291

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Credit Default Swaps on Credit Indicies — Sell Protection(5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2012(2)	Notional Amount(3)	Value at January 31, 2012(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.9678%	$6,500,000	$8,843	$8,140	$703
CDX North American Investment
Grade Index	1.000%	6/20/2016	Deutsche Bank AG	0.9678%	800,000	1,088	2,125	(1,037)
CDX North American Investment
Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.9678%	11,200,000	15,237	13,408	1,829

						$25,168	$23,673	$1,495

#	Illiquid security
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$12,648,317	$—	$12,648,317
Corporate Bonds & Notes	—	74,828,601	—	74,828,601
Government Agencies	—	167,901,394	—	167,901,394
Government Treasuries	—	42,593,009	—	42,593,009
Foreign Debt Obligations	—	11,855,127	—	11,855,127
Short-Term Investment Securities:
Time Deposits	—	28,018,000	—	28,018,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	690,352	—	—	690,352
Open Forward Foreign Currency Contracts-Appreciation	—	783,204	—	783,204
Interest Rate Swap Contracts-Appreciation	—	526,049	—	526,049
Credit Default Swaps on Credit Indices-Buy Protection Appreciation	—	37,291	—	37,291
Credit Default Swaps on Credit Indices-Sell Protection Appreciation	—	2,532	—	2,532

Total	$690,352	$339,193,524	$—	$339,883,876

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Bonds & Notes Sold Short:
U.S. Government Agencies	$—	$5,296,719	$—	$5,296,719
Other Financial Instruments:@
Open Futures Contracts-Depreciation	236,851	—	—	236,851
Open Forward Foreign Currency Contracts-Depreciation	—	1,280,461	—	1,280,461
Interest Rate Swap Contracts-Depreciation	—	1,515,323	—	1,515,323
Credit Default Swaps on Credit Indices-Sell Protection Depreciation	—	1,037	—	1,037

Total	$236,851	$8,093,540	$—	$8,330,391

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

50

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.5%
Repurchase Agreements	5.0
Cellular Telecom	3.8
Cable/Satellite TV	3.0
Coal	3.0
Medical-Hospitals	2.8
Diversified Banking Institutions	2.8
Casino Hotels	2.7
Pipelines	2.7
Paper & Related Products	2.2
Telecom Services	2.2
Building-Residential/Commercial	1.9
Rental Auto/Equipment	1.8
Oil-Field Services	1.7
Electric-Generation	1.7
Independent Power Producers	1.6
Auto-Cars/Light Trucks	1.5
Containers-Metal/Glass	1.4
Insurance-Multi-line	1.4
Therapeutics	1.3
Real Estate Management/Services	1.3
Steel-Producers	1.2
Chemicals-Plastics	1.2
Real Estate Investment Trusts	1.2
Consumer Products-Misc.	1.2
Banks-Commercial	1.2
Financial Guarantee Insurance	1.2
Containers-Paper/Plastic	1.1
Retail-Restaurants	1.1
Medical-Drugs	1.0
Satellite Telecom	1.0
Finance-Auto Loans	1.0
Medical Instruments	1.0
Diversified Minerals	1.0
Telephone-Integrated	1.0
Food-Meat Products	0.9
Commercial Services	0.9
Funeral Services & Related Items	0.8
Marine Services	0.8
Building & Construction Products-Misc.	0.8
MRI/Medical Diagnostic Imaging	0.8
Music	0.7
Retail-Toy Stores	0.7
Web Hosting/Design	0.7
Electronic Components-Misc.	0.7
Printing-Commercial	0.7
Diversified Manufacturing Operations	0.7
Airlines	0.7
Gas-Transportation	0.7
Computers-Memory Devices	0.6
Consulting Services	0.6
Publishing-Newspapers	0.6
Real Estate Operations & Development	0.6
Finance-Other Services	0.6
Computer Graphics	0.6
Medical-HMO	0.6
Distribution/Wholesale	0.6
Dialysis Centers	0.6
Chemicals-Diversified	0.6
Broadcast Services/Program	0.6
Retail-Drug Store	0.6

Electric-Integrated	0.6%
Computer Services	0.5
Oil Refining & Marketing	0.5
Advertising Services	0.5
Data Processing/Management	0.5
Medical-Generic Drugs	0.5
Medical Products	0.5
Insurance-Mutual	0.5
Semiconductor Equipment	0.5
Auto-Heavy Duty Trucks	0.5
Aerospace/Defense-Equipment	0.5
Energy-Alternate Sources	0.5
Capacitors	0.5
Chemicals-Other	0.5
Home Furnishings	0.4
Firearms & Ammunition	0.4
Finance-Investment Banker/Broker	0.4
Building Products-Cement	0.4
Private Corrections	0.4
Casino Services	0.4
Retail-Apparel/Shoe	0.4
Electronic Components-Semiconductors	0.4
Retail-Sporting Goods	0.4
Shipbuilding	0.4
Food-Retail	0.4
Theaters	0.4
Auto/Truck Parts & Equipment-Original	0.4
Transport-Services	0.4
Cosmetics & Toiletries	0.3
Non-Hazardous Waste Disposal	0.3
Storage/Warehousing	0.3
Wire & Cable Products	0.3
Television	0.3
Seismic Data Collection	0.2
Motion Pictures & Services	0.2
Retail-Perfume & Cosmetics	0.2
Retail-Propane Distribution	0.2
Building-Heavy Construction	0.2
Gambling (Non-Hotel)	0.2
Oil Field Machinery & Equipment	0.1

100.0%

Credit Quality#†

Baa	1.7%
Ba	31.4
B	48.7
Caa	12.7
Ca	0.3
Not rated@	5.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

51

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 82.5%
Advertising Services — 0.5%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	$1,505,000	$771,313
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	875,000	794,062

		1,565,375

Aerospace/Defense-Equipment — 0.5%
Sequa Corp. Company Guar. Notes 11.75% due 12/01/15*	1,300,000	1,371,500

Airlines — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	439,167	377,684
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	319,862	307,067
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	1,234,000	1,314,210

		1,998,961

Auto-Cars/Light Trucks — 1.5%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	4,550,000	4,345,250

Auto-Heavy Duty Trucks — 0.5%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	1,283,000	1,385,640

Auto/Truck Parts & Equipment-Original — 0.4%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	1,030,000	1,094,375

Banks-Commercial — 0.7%
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	2,000,000	2,002,500

Broadcast Services/Program — 0.6%
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	1,551,000	1,644,060

Building & Construction Products-Misc. — 0.8%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	1,525,000	1,639,375
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	710,000	745,500

		2,384,875

Building Products-Cement — 0.4%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	1,375,000	1,235,130

Security Description	Principal Amount	Value (Note 2)

Building-Heavy Construction — 0.2%
New Enterprise Stone & Lime Co. Company Guar. Notes 11.00% due 09/01/18	$698,000	$596,790

Building-Residential/Commercial — 1.8%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	1,000,000	790,000
KB Home Company Guar. Notes 9.10% due 09/15/17	1,700,000	1,742,500
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	825,000	837,375
Standard Pacific Corp. Company Guar. Notes 8.38% due 01/15/21	1,725,000	1,746,562

		5,116,437

Cable/Satellite TV — 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	2,225,000	2,314,000
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	1,000,000	1,117,500
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	1,250,000	1,393,750
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	1,350,000	1,530,562
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/22*	636,000	636,000

		6,991,812

Capacitors — 0.5%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	1,250,000	1,331,250

Casino Hotels — 2.7%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(7)	2,731,395	2,919,178
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	1,590,000	1,550,250
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	3,070,000	3,327,113

		7,796,541

Casino Services — 0.4%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,095,000	722,700
Greektown Superholdings, Inc. Sec. Notes 13.00% due 07/01/15	420,000	449,400

		1,172,100

52

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 3.1%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	$1,802,000	$1,910,120
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	7,390,000	7,149,825

		9,059,945

Chemicals-Other — 0.5%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/20*	1,290,000	1,315,800

Chemicals-Plastics — 0.5%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	1,430,000	1,426,425

Coal — 3.0%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	1,610,000	1,593,900
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	375,000	405,000
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	290,000	314,287
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	795,000	834,750
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	1,445,000	989,825
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	1,509,000	1,403,370
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	950,000	978,500
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19	2,145,000	2,166,450

		8,686,082

Commercial Services — 0.9%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	2,790,000	2,504,025

Computer Graphics — 0.6%
Eagle Parent, Inc. Company Guar. Notes 8.63% due 05/01/19*	1,710,000	1,710,000

Computer Services — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,535,000	1,581,050

Consulting Services — 0.6%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20	1,750,000	1,859,375

Security Description	Principal Amount	Value (Note 2)

Consumer Products-Misc. — 1.2%
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/20*	$375,000	$389,062
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	2,850,000	3,070,875

		3,459,937

Containers-Metal/Glass — 1.4%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	1,456,000	1,623,440
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	1,150,000	1,250,625
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	1,130,000	1,197,800

		4,071,865

Containers-Paper/Plastic — 1.1%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	850,000	937,125
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	2,105,000	2,202,356

		3,139,481

Cosmetics & Toiletries — 0.3%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	930,000	995,100

Data Processing/Management — 0.5%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	1,530,000	1,556,775

Dialysis Centers — 0.6%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	1,560,000	1,657,500

Distribution/Wholesale — 0.6%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16	1,605,000	1,699,294

Diversified Banking Institutions — 1.4%
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(5)	1,727,000	1,716,224
GMAC LLC Sub. Notes 8.00% due 12/31/18	2,275,000	2,354,625

		4,070,849

Diversified Manufacturing Operations — 0.2%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	762,000	609,600

53

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation — 1.7%
AES Corp. Senior Notes 8.00% due 10/15/17	$1,245,000	$1,397,512
Edison Mission Energy Senior Notes 7.63% due 05/15/27	1,890,000	1,011,150
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	1,376,160	1,266,067
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	322,443	311,158
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	866,833	840,828

		4,826,715

Electric-Integrated — 0.6%
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	463,204	472,468
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	1,525,000	1,151,375

		1,623,843

Electronic Components-Misc. — 0.7%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	1,005,000	1,143,188
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	800,000	932,000

		2,075,188

Electronic Components-Semiconductors — 0.4%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	385,000	420,613
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	663,000	737,587

		1,158,200

Energy-Alternate Sources — 0.5%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	1,450,000	1,348,500

Finance-Auto Loans — 1.0%
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	2,775,000	2,886,000

Finance-Investment Banker/Broker — 0.4%
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	1,250,000	1,251,563

Security Description	Principal Amount	Value (Note 2)

Finance-Other Services — 0.6%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	$1,770,000	$1,734,600

Financial Guarantee Insurance — 1.2%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	4,825,000	3,353,375

Firearms & Ammunition — 0.4%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	1,192,000	1,272,460

Food-Meat Products — 0.9%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/20*	1,470,000	1,481,025
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	1,000,000	1,175,000

		2,656,025

Food-Retail — 0.4%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	1,000,000	1,095,000

Funeral Services & Related Items — 0.8%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	2,395,000	2,412,963

Gambling (Non-Hotel) — 0.2%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*(1)(3)	1,235,570	586,896

Gas-Transportation — 0.7%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	1,925,000	1,992,375

Home Furnishings — 0.4%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	1,380,000	1,279,950

Independent Power Producers — 1.6%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	1,340,000	1,443,850
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	1,100,000	1,039,500
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18	1,635,000	1,602,300
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	410,000	403,850

		4,489,500

Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	2,125,000	2,220,625

54

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. FRS Company Guar. Notes 10.75% due 06/15/88*	$1,140,000	$1,453,500

Marine Services — 0.8%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	2,348,000	2,394,960

Medical Instruments — 1.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	2,785,000	2,819,812

Medical Products — 0.5%
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(7)	1,500,000	1,545,000

Medical-Drugs — 0.8%
Axcan Intermediate Holdings, Inc. Company Guar. Notes 12.75% due 03/01/16	830,000	883,950
Valeant Pharmaceuticals International Company Guar. Notes 6.50% due 07/15/16*	1,390,000	1,410,850

		2,294,800

Medical-Generic Drugs — 0.5%
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/18*	1,500,000	1,548,750

Medical-HMO — 0.6%
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/19	1,600,000	1,708,000

Medical-Hospitals — 2.8%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	2,300,000	2,340,250
HCA, Inc. Senior Notes 7.50% due 11/15/95	2,588,000	1,986,290
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	1,250,000	1,387,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	950,000	914,375
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	1,444,000	1,429,560

		8,057,975

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	625,000	682,813

MRI/Medical Diagnostic Imaging — 0.8%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	2,425,000	2,237,063

Security Description	Principal Amount	Value (Note 2)

Multimedia — 0.0%
Haights Cross Operating Co. FRS Bonds 16.00% due 03/15/14†(1)(3)(10)	$475,504	$35,663

Music — 0.7%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	1,975,000	2,147,813

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(3)(8)(9)	600,000	0

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14	875,000	953,750

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	55,000	57,750

Oil Companies-Exploration & Production — 5.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	1,135,000	1,066,900
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	1,785,000	1,793,925
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	1,395,000	1,461,262
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	2,476,000	2,488,380
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	592,000	640,840
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/16	600,000	672,750
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	790,000	815,675
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	680,000	737,800
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/21	400,000	431,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	1,040,000	1,154,400
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	1,070,000	770,400
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	811,000	974,839

55

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/20	$400,000	$440,000
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	975,000	1,055,438

		14,503,609

Oil Field Machinery & Equipment — 0.1%
Dresser-Rand Group, Inc. Company Guar. Notes 6.50% due 05/01/21*	355,000	366,538

Oil Refining & Marketing — 0.5%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/14	630,000	661,500
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	810,000	915,300

		1,576,800

Oil-Field Services — 1.7%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	1,420,000	1,349,000
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/16*	2,100,000	2,068,500
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	506,000	531,300
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	800,000	850,000

		4,798,800

Paper & Related Products — 1.5%
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	1,303,000	1,363,264
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	2,713,000	3,069,691

		4,432,955

Pipelines — 2.7%
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22*	1,010,000	1,027,675
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	445,000	469,475
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	1,425,000	1,574,625
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	1,515,000	1,552,875

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	$855,000	$916,987
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	475,000	516,563
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	850,000	922,250
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	775,000	792,437

		7,772,887

Printing-Commercial — 0.7%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21	2,075,000	2,059,438

Private Corrections — 0.4%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21	1,200,000	1,228,500

Publishing-Newspapers — 0.6%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	1,770,000	1,805,400

Real Estate Investment Trusts — 1.2%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	645,000	707,887
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	2,700,000	2,841,750

		3,549,637

Real Estate Management/Services — 1.3%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	3,615,000	3,642,112

Real Estate Operations & Development — 0.6%
First Industrial LP Senior Notes 5.75% due 01/15/16	1,825,000	1,764,943

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(3)	3,385,000	339

Rental Auto/Equipment — 1.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	1,650,000	1,802,625
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	2,250,000	2,323,125

56

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	$1,125,000	$1,144,687

		5,270,437

Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	615,000	676,500
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	416,000	491,400

		1,167,900

Retail-Drug Store — 0.6%
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	1,475,000	1,637,250

Retail-Perfume & Cosmetics — 0.2%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	610,000	652,700

Retail-Propane Distribution — 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/20	210,000	210,000
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	410,000	411,025

		621,025

Retail-Restaurants — 1.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	1,265,000	1,332,994
Landry’s Restaurants, Inc. Sec. Notes 11.63% due 12/01/15	1,650,000	1,769,625

		3,102,619

Retail-Sporting Goods — 0.4%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/19*	1,125,000	1,117,969

Retail-Toy Stores — 0.7%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	2,000,000	2,142,500

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(3)(8)(9)	750,000	0

Seismic Data Collection — 0.2%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	1,025,000	712,375

Security Description	Principal Amount	Value (Note 2)

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18*	$1,075,000	$1,112,625

Steel-Producers — 1.2%
JMC Steel Group Senior Notes 8.25% due 03/15/18*	1,150,000	1,178,750
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	1,254,000	1,266,540
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	1,100,000	1,149,500

		3,594,790

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	804,000	829,125

Telecom Services — 1.3%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	450,000	353,250
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,452,250
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	1,700,000	1,855,125

		3,660,625

Telephone-Integrated — 1.0%
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	2,775,000	2,768,063

Television — 0.2%
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(7)	597,304	591,331

Theaters — 0.4%
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/21	1,040,000	1,094,600

Transport-Services — 0.4%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	1,050,000	1,092,000

Web Hosting/Design — 0.7%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	1,885,000	2,092,350

Wire & Cable Products — 0.3%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	775,000	790,500

Total U.S. Corporate Bonds & Notes (cost $241,555,123)		239,189,868

57

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 11.2%
Banks-Commercial — 0.5%
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(5)	$1,755,000	$1,386,450

Cable/Satellite TV — 0.6%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/18*	1,800,000	1,710,000

Cellular Telecom — 0.7%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*	2,050,000	1,978,250

Chemicals-Diversified — 0.6%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	1,590,000	1,653,600

Chemicals-Plastics — 0.7%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	1,935,000	2,167,200

Computers-Memory Devices — 0.6%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18	1,725,000	1,910,438

Diversified Banking Institutions — 0.5%
Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/31(5)	1,880,000	1,457,000

Diversified Manufacturing Operations — 0.5%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	1,250,000	1,400,000

Diversified Minerals — 1.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/16*	860,000	872,900
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	1,875,000	1,935,937

		2,808,837

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(3)(9)(11)	4,590,000	0

Insurance-Multi-line — 0.6%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(5)	1,967,000	1,711,290

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/08†(1)(3)	3,329,000	0

Oil Companies-Exploration & Production — 0.5%
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/19*	1,350,000	1,431,000

Security Description	Shares/ Principal Amount	Value (Note 2)

Paper & Related Products — 0.7%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	$525,000	$563,063
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	1,775,000	1,624,125

		2,187,188

Satellite Telecom — 1.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	2,775,000	2,899,875

Semiconductor Equipment — 0.5%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	1,350,000	1,441,125

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15†*(1)(10)(11)	1,210,000	12

Telecom Services — 0.9%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	1,650,000	1,683,000
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/17*(7)	1,275,000	994,500

		2,677,500

Therapeutics — 1.3%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	3,545,000	3,748,837

Total Foreign Corporate Bonds & Notes (cost $38,709,635)		32,568,602

LOANS(12)(13) — 0.3%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. BTL 7.00% due 03/01/11†(1)(2)(4)(9)	1,200,000	60,000

Building-Residential/Commercial — 0.1%
TOUSA, Inc. BTL 12.25% due 08/15/13†(1)(2)(4)(6)(10)	1,701,820	76,582

Medical-Drugs — 0.2%
Triax Pharmaceuticals LLC BTL 16.50% due 08/30/11†(1)(3)(4)(6)(9)	1,708,132	655,495

Total Loans (cost $4,016,989)		792,077

COMMON STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(3)(4)(14)	128,418	0

58

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(3)(4)	70,165	$5,613

Total Common Stock (cost $53,936)		5,613

PREFERRED STOCK — 0.9%
Diversified Banking Institutions — 0.9%
Ally Financial, Inc. 7.00%*	3,108	2,502,620

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(3)(4)	39,177	0

Total Preferred Stock (cost $2,720,384)		2,502,620

WARRANTS† — 0.1%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021	2,100	126,000

Security Description	Shares/ Principal Amount	Value (Note 2)
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(1)(3)	6,261	$0

Television — 0.1%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(1)(3)	408	102,000
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)(1)(3)	408	61,200

		163,200

Total Warrants (cost $41,808)		289,200

Total Long-Term Investment Securities (cost $287,097,875)		275,347,980

REPURCHASE AGREEMENT — 5.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(15) (cost $14,574,000)	$14,574,000	14,574,000

TOTAL INVESTMENTS (cost $301,671,875)(16)	100.0%	289,921,980
Other assets less liabilities	0.0	97,098

NET ASSETS	100.0%	$290,019,078

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $86,496,648 representing 29.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At January 31, 2012, the aggregate value of these securities was $1,583,800 representing 0.5% of net assets.
(2)	Company has filed for Chapter 11 bankruptcy protection.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2012, the High-Yield Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Critical Care Systems International, Inc. Common Stock	06/26/06	70,165	$0	$5,613	$0.08	0.00%
Le-Natures, Inc. 7.00% due 03/01/11 Loan Agreement	09/26/06	$1,200,000	1,200,000	60,000	5.00	0.02
TOUSA, Inc. 12.25% due 08/15/13 Loan Agreement	10/11/07	1,022,829	1,004,028
	01/29/08	11,293	11,670
	03/14/08	10,700	11,054
	04/09/08	26,285	21,209
	06/30/08	37,503	29,746
	10/07/08	39,014	21,944
	01/15/09	37,728	18,671
	03/31/09	35,804	10,742
	06/30/09	37,295	11,188
	09/30/09	38,857	11,659

59

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
	12/30/09	40,056	$0
	03/31/10	40,396	0
	07/06/10	42,078	0
	09/30/10	43,840	0
	12/31/10	45,194	0
	03/30/11	45,576	0
	06/30/11	47,475	0
	09/30/11	49,462	0
	12/30/11	50,435	0

		1,701,820	1,151,911	$76,582	$4.50	0.03%
Triax Pharmaceuticals LLC 16.50% due 08/30/11 Loan Agreement	08/31/07	1,500,000	1,481,276
	10/31/07	3,875	22,599
	01/24/08	11,404	11,404
	04/16/08	11,239	11,239
	07/01/08	11,449	11,449
	10/01/08	11,534	11,534
	1/05/09	11,751	11,751
	4/01/09	11,579	11,579
	07/01/09	11,796	11,796
	10/07/09	11,885	11,885
	04/28/10	48,437	32,218
	01/01/11	12,611	10,499
	04/01/11	12,155	10,012
	07/01/11	12,523	5,944
	10/01/11	12,617	4,772
	1/03/12	13,277	5,121

		1,708,132	1,665,078	655,495	38.37	0.23
Triax Pharmaceuticals LLC Common Stock	08/31/07	128,418	53,936	0	0.00	0.00
Triax Pharmaceuticals LLC Class C Preferred Stock	08/31/07	39,177	78,353	0	0.00	0.00

				$797,690		0.28%

(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	PIK (“Payment-in-Kind”) security. Bond, preferred stock or loan that pays interest/dividends in the form of additional bonds, preferred stocks or loans.
(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Company has filed for Chapter 7 bankruptcy protection.
(9)	Bond is in default and did not pay principal at maturity.
(10)	Security in default
(11)	Company has filed for bankruptcy protection in country of issuance.
(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	Consists of more than one type of securities traded together as a unit.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	See Note 3 for cost of investments on a tax basis.

BTL — Bank Term Loan

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

60

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$237,571,061	$1,618,807	$239,189,868
Foreign Corporate Bonds & Notes	—	32,568,602	0	32,568,602
Loans	—	—	792,077	792,077
Common Stock	—	—	5,613	5,613
Preferred Stock	—	2,502,620	—	2,502,620
Warrants	—	126,000	163,200	289,200
Repurchase Agreement	—	14,574,000	—	14,574,000

Total	$—	$287,342,283	$2,579,697	$289,921,980

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 1/31/2011	$1,424,640	$11,393,113	$0	$1,194,803	$2,348,383	$196	$69,360
Accrued discounts	—	164,956	—	36,610	—	—	—
Accrued premiums	—	(21,602)	—	—	—	—	—
Realized gain	—	283,332	—	—	148,544	—	—
Realized loss	—	(1,755,998)	—	—	(1,516,009)	—	—
Change in unrealized appreciation(1)	—	2,009,494	—	—	1,648,661	—	93,840
Change in unrealized depreciation(1)	(152,640)	(950,932)	—	(114,557)	(642)	(196)	—
Net purchases	—	47,188	—	25,849	—	—	—
Net sales	(1,272,000)	(8,824,344)	—	(350,628)	(2,623,324)	—	—
Transfers into Level 3(2)	—	586,896	—	—	—	—	—
Transfers out of Level 3(2)	—	(1,313,296)	—	—	—	—	—

Balance as of 1/31/2012	$—	$1,618,807	$0	$792,077	$5,613	$—	$163,200

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at January 31, 2012 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$—	$(673,073)	$—	$(114,557)	$3,217	$(196)	$93,840

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

61

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	31.1%
United States Treasury Notes	13.3
Sovereign	6.7
United States Treasury Bonds	6.5
Banks-Commercial	6.1
Diversified Financial Services	5.7
Repurchase Agreements	5.1
Diversified Banking Institutions	4.7
Oil Companies-Exploration & Production	3.5
Oil Companies-Integrated	2.9
Finance-Investment Banker/Broker	2.0
U.S. Municipal Bonds & Notes	2.1
U.S. Government Treasuries	1.5
Regional Authority	1.5
Government National Mtg. Assoc.	1.4
Banks-Mortgage	1.3
Finance-Auto Loans	1.3
Banks-Money Center	1.0
Finance-Leasing Companies	0.7
Steel-Producers	0.6
Auto-Cars/Light Trucks	0.6
Special Purpose Entities	0.4
Cable/Satellite TV	0.4
Finance-Credit Card	0.4
Federal Home Loan Mtg. Corp.	0.3
Sugar	0.3
Banks-Special Purpose	0.3
Building Products-Wood	0.2
Telephone-Integrated	0.2
Tobacco	0.1
U.S. Government Agencies	0.1
Banks-Super Regional	0.1
Diamonds/Precious Stones	0.1

102.5%

Credit Quality†#

Aaa	69.6%
Aa	6.9
A	9.1
Baa	7.4
Ba	2.6
B	2.1
Caa	0.1
Not rated@	2.2

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

62

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
Access Group, Inc. FRS Student Loan Backed Note Series 2008-1, Class A 1.86% due 10/27/25		$852,722	$859,970
Arran Residential Mtg. Funding PLC FRS Series 2010-1A, Class A1B 2.66% due 05/16/47*(1)	EUR	3,126,873	4,087,137
Arran Residential Mtg. Funding PLC FRS Series 2011-1A, Class A1B 2.66% due 11/19/47*(1)	EUR	8,753,541	11,438,363
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/36		421,090	298,455
Bear Stearns Commercial Mtg. Securities VRS Series 1999-CLF1, Class A3 7.00% due 05/20/30(2)		75,160	76,255
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.34% due 11/25/36		7,303	3,387
CWABS Asset Backed Certificates Trust VRS Series 2006-15, Class A2 5.68% due 10/25/46		1,917,361	1,880,455
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.68% due 09/25/35(1)		367,899	317,467
Harborview Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.47% due 01/19/38(1)		548,647	326,910
Indymac Index Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.63% due 03/25/35(1)		526,245	346,449
Magnolia Funding Ltd. Series 2010-1A, Class A1 3.00% due 04/20/17*	EUR	1,476,099	1,925,614
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A1 1.97% due 07/15/42*(1)		2,800,000	2,789,174
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A3 2.53% due 07/15/42*(1)	EUR	4,900,000	6,390,924
Plymouth Rock CLO, Ltd., Inc. FRS Series 2010-1A, Class A 1.96% due 02/16/19*		2,461,874	2,444,564
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/36(1)		469,669	359,205
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.63% due 10/25/18(1)		187,535	180,586

Security Description	Principal Amount**	Value (Note 2)

Diversified Financial Services (continued)
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.42% due 07/25/17	$312,789	$310,119
SLM Student Loan Trust FRS Series 2008-9, Class A 1.92% due 04/25/23	1,915,198	1,954,378
SLC Student Loan Trust FRS Series 2009-AA, Class A 4.75% due 06/15/33*	2,823,267	2,761,265
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/48(2)	1,000,000	1,118,937
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.51% due 04/25/45(1)	164,240	124,686
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR13, Class A1A1 0.57% due 10/25/45(1)	470,938	353,262
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR4, Class 2A1 2.74% due 04/25/35(1)	8,041,840	6,928,688

Total Asset Backed Securities (cost $48,221,179)		47,276,250

U.S. CORPORATE BONDS & NOTES — 11.7%
Banks-Commercial — 1.4%
CIT Group, Inc. Sec. Notes 5.25% due 04/01/14*	6,300,000	6,410,250
CIT Group, Inc. Sec. Notes 7.00% due 05/01/16	208,691	208,691
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	368,684	369,145
UBS AG Stamford Branch Notes 5.88% due 12/20/17	1,900,000	2,128,123
Wachovia Bank NA FRS Sub. Notes 0.88% due 03/15/16	3,600,000	3,295,343

		12,411,552

Banks-Super Regional — 0.1%
JP Morgan Chase Bank NA FRS Sub. Notes 0.87% due 06/13/16	600,000	545,389

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 6.13% due 10/03/16	2,000,000	2,117,086

Cable/Satellite TV — 0.4%
CSC Holdings LLC Senior Notes 8.50% due 06/15/15	3,255,000	3,458,437

63

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 4.5%
Ally Financial, Inc. FRS Company Guar. Notes 3.96% due 06/20/14	$500,000	$483,750
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	4,100,000	4,510,000
Bank of America Corp. Senior Notes 5.65% due 05/01/18	7,900,000	8,082,134
Bank of America Corp. Senior Notes 5.75% due 12/01/17	1,600,000	1,647,594
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	1,700,000	1,769,678
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	3,400,000	3,740,728
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	1,200,000	1,290,613
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	4,700,000	5,068,094
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	300,000	329,334
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	1,800,000	1,832,170
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	700,000	793,612
Morgan Stanley FRS Senior Notes 1.05% due 10/15/15	100,000	88,919
Morgan Stanley FRS Senior Notes 1.41% due 04/29/13	7,100,000	6,923,103
Morgan Stanley Senior Notes 2.88% due 07/28/14	500,000	498,761
Morgan Stanley Senior Notes 5.50% due 07/28/21	800,000	791,042
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,200,000	3,371,850

		41,221,382

Diversified Financial Services — 0.5%
General Electric Capital Corp. FRS Senior Notes 1.43% due 01/07/14	4,500,000	4,487,343

Finance-Auto Loans — 0.7%
Ford Motor Credit Co LLC Senior Notes 5.63% due 09/15/15	5,800,000	6,166,502

Finance-Credit Card — 0.4%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	3,100,000	3,278,448

Security Description		Principal Amount**	Value (Note 2)

Finance-Investment Banker/Broker — 1.3%
Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15		$400,000	$440,536
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17		900,000	1,022,548
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18		1,300,000	1,554,490
Lehman Brothers Holdings, Inc. Senior Notes 6.88% due 05/02/18(3)(4)†		1,000,000	275,000
Merrill Lynch & Co., Inc. FRS Senior Notes 1.78% due 05/30/14	EUR	200,000	243,177
Merrill Lynch & Co., Inc. FRS Senior Notes 2.15% due 09/27/12	EUR	800,000	1,034,768
Merrill Lynch & Co., Inc. Senior Notes 5.00% due 01/15/15		3,900,000	4,007,644
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/18		1,900,000	2,050,402
Morgan Stanley Senior Notes 6.60% due 04/01/12		900,000	909,169

			11,537,734

Insurance-Life/Health — 0.0%
Pricoa Global Funding I FRS Notes 0.77% due 09/27/13*		400,000	396,193

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08(5)(6)(13)†		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10(5)(6)(13)†		400,000	0

			0

Miscellaneous Manufacturing — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12(3)(4)(6)		205,000	2

Oil Companies-Exploration & Production — 1.6%
EOG Resources, Inc. FRS Senior Notes 1.18% due 02/03/14		6,100,000	6,121,997
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/18		7,800,000	8,638,500

			14,760,497

Special Purpose Entities — 0.3%
Barnett Capital Trust III FRS Notes 1.05% due 02/01/27		2,700,000	1,837,868

64

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*(5)(6)	$71,150	$80,266
SSIF Nevada LP FRS Bank Guar. Notes 1.27% due 04/14/14*	1,100,000	1,083,321

		3,001,455

Telephone-Integrated — 0.2%
AT&T Corp. Senior Notes 8.00% due 11/15/31	1,000,000	1,453,495

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	500,000	688,599
Reynolds American, Inc. Company Guar. Notes 7.25% due 06/01/13	500,000	534,419

		1,223,018

Total U.S. Corporate Bonds & Notes (cost $103,859,854)		106,058,533

FOREIGN CORPORATE BONDS & NOTES — 16.2%
Auto-Cars/Light Trucks — 0.6%
Volkswagen International Finance NV FRS Company Guar. Notes 1.03% due 10/01/12*	3,800,000	3,797,333
Volkswagen International Finance NV FRS Company Guar. Notes 1.19% due 04/01/14*	1,800,000	1,765,546

		5,562,879

Banks-Commercial — 4.7%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*	1,000,000	1,056,499
Barclays Bank PLC FRS Senior Notes 1.62% due 01/13/14	6,400,000	6,260,461
Barclays Bank PLC FRS Jr. Sub. Notes 7.70% due 04/25/18*(7)	2,010,000	1,653,321
Canadian Imperial Bank of Commerce Bonds 2.00% due 02/04/13*	2,900,000	2,941,279
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Company Guar. Notes 4.50% due 01/11/21	8,400,000	9,070,631
DnB NOR Boligkreditt AS Bonds 2.90% due 03/29/16*	6,000,000	6,190,686
Group BPCE SA Senior Notes 2.38% due 10/04/13*	3,000,000	2,900,107

Security Description		Principal Amount**	Value (Note 2)

Banks-Commercial (continued)
Intesa Sanpaolo SpA FRS Notes 2.91% due 02/24/14*		$6,400,000	$5,899,213
National Australia Bank, Ltd. FRS Senior Notes 1.30% due 04/11/14*		4,100,000	4,097,603
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(7)(8)		1,200,000	924,000
UBS AG Notes 5.75% due 04/25/18		1,300,000	1,453,767

			42,447,567

Banks-Money Center — 1.0%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13		1,300,000	1,345,566
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*		3,500,000	3,531,364
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*		600,000	611,282
Lloyds TSB Bank PLC FRS Sub. Notes 12.00% due 12/16/24*(7)		4,100,000	3,906,461

			9,394,673

Banks-Mortgage — 1.3%
Abbey National Treasury Services PLC FRS Bank Guar. Notes 2.14% due 04/25/14		6,200,000	5,848,217
Stadshypotek AB Notes 1.45% due 09/30/13*		5,700,000	5,703,216

			11,551,433

Banks-Special Purpose — 0.3%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/14		2,200,000	2,419,718

Diamonds/Precious Stones — 0.1%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/20		500,000	516,875

Diversified Banking Institutions — 0.2%
BNP Paribas FRS Jr. Sub. Notes 7.20% due 06/25/37*(7)		1,000,000	790,000
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38		1,000,000	1,122,328

			1,912,328

Finance-Auto Loans — 0.6%
Fiat Finance & Trade SA Company Guar. Notes 9.00% due 07/30/12	EUR	4,000,000	5,349,975

65

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount**	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.8%
Credit Agricole Home Loan SFH FRS Bonds 1.31% due 07/21/14*	$7,000,000	$6,672,518

Finance-Leasing Companies — 0.7%
Banque PSA Finance FRS Senior Notes 2.48% due 04/04/14*	6,700,000	6,082,260

Oil Companies-Exploration & Production — 2.0%
Gaz Capital SA Company Guar. Notes 8.15% due 04/11/18	15,600,000	18,174,000

Oil Companies-Integrated — 2.9%
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/20	7,800,000	8,357,965
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	7,800,000	9,358,979
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/21	7,800,000	8,443,500
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	400,000	525,545

		26,685,989

Paper & Related Products — 0.0%
Pindo Deli Finance BV FRS Company Guar. Notes 2.51% due 04/28/15*(5)	73,261	10,200
Pindo Deli Finance BV FRS Company Guar. Notes 2.51% due 04/28/18*(5)	432,197	38,682
Pindo Deli Finance BV VRS Company Guar. Bonds 3.55% due 04/28/27*	1,743,170	43,131
Tjiwi Kimia Finance BV VRS Company Guar. Notes zero coupon due 04/28/27*(5)	724,965	28,838
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/15(5)	195,908	25,410
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/18*(5)	293,490	8,758

		155,019

Special Purpose Entity — 0.1%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/13*	1,100,000	1,154,348

Steel-Producers — 0.6%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*	5,700,000	5,790,453

Security Description		Principal Amount**	Value (Note 2)

Sugar — 0.3%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/16*		$2,300,000	$2,617,439

Total Foreign Corporate Bonds & Notes (cost $145,855,140)			146,487,474

FOREIGN GOVERNMENT AGENCIES — 7.9%
Regional Authority — 1.5%
Province of Quebec, Canada Bonds 3.50% due 12/01/22	CAD	13,000,000	13,580,443

Sovereign — 6.4%
Commonwealth of Australia Bonds 5.50% due 12/15/13	AUD	8,000,000	8,850,509
Commonwealth of Australia Senior Notes 5.75% due 07/15/22	AUD	15,200,000	18,762,906
Commonwealth of Australia Senior Notes 6.00% due 02/15/17	AUD	3,300,000	3,936,786
Government of Australia Bonds 4.75% due 06/15/16	AUD	10,700,000	12,041,348
Government of Canada Notes 1.50% due 03/01/12	CAD	13,700,000	13,669,804
Government of Canada Bonds 1.75% due 03/01/13	CAD	600,000	603,387
Russian Federation Senior Bonds 7.50% due 03/31/30*(9)		327	388

			57,865,128

Total Foreign Government Agencies (cost $65,263,233)			71,445,571

U.S. GOVERNMENT AGENCIES — 33.2%
Federal Home Loan Mtg. Corp. — 0.3%
4.50% due 03/01/41		1,259,869	1,341,699
4.50% due 05/01/41		630,468	671,417
Federal Home Loan Mtg. Corp. FRS Series T-62, Class 1A1 1.37% due 10/25/44(1)		152,447	149,457
Series T-61, Class 1A1 1.58% due 07/25/44(1)		838,405	861,068

			3,023,641

Federal National Mtg. Assoc. — 31.1%
3.00% due March TBA		14,000,000	14,551,251
3.50% due 09/01/13		168,929	176,208
3.50% due 08/01/25		10,001,720	10,537,157
3.50% due 09/01/25		4,350,261	4,583,150
3.50% due 10/01/25		10,310,640	10,862,614
3.50% due 11/01/25		6,908,627	7,278,476
3.50% due 12/01/25		8,156,296	8,592,940
3.50% due 01/01/26		12,792,421	13,477,256
3.50% due 02/01/26		18,023,872	18,988,770

66

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 03/01/26	$6,890,700	$7,259,591
3.50% due 04/01/26	10,056,741	10,595,123
3.50% due 05/01/26	4,985,955	5,252,876
3.50% due 06/01/26	48,917	51,536
3.50% due 07/01/26	4,721,112	4,973,854
3.50% due 08/01/26	1,119,271	1,179,191
3.50% due 09/01/26	1,933,424	2,036,929
3.50% due 10/01/26	501,471	528,317
3.50% due 12/01/26	4,906,730	5,169,409
3.50% due 10/01/39	1,874,453	1,949,523
3.50% due 08/01/40	1,412,315	1,468,876
3.50% due 09/01/40	4,529,787	4,711,200
3.50% due 10/01/40	10,534,717	10,956,932
3.50% due 11/01/40	13,530,623	14,073,091
3.50% due 12/01/40	6,682,895	6,951,947
3.50% due 01/01/41	3,485,892	3,625,676
3.50% due 02/01/41	1,939,222	2,016,886
3.50% due 03/01/41	719,944	748,777
3.50% due 06/01/41	361,542	376,021
3.50% due 07/01/41	31,375	32,632
3.50% due 08/01/41	497,801	517,737
3.50% due 09/01/41	25,423	26,441
3.50% due 10/01/41	5,005,819	5,206,295
3.50% due 11/01/41	10,823,868	11,259,506
3.50% due February TBA	3,000,000	3,152,813
4.00% due 01/01/14	78,991	80,304
4.00% due 05/01/24	3,061,484	3,246,806
4.00% due 06/01/24	1,574,770	1,670,096
4.00% due 11/01/24	70,315	74,610
4.00% due 05/01/25	1,498,633	1,589,350
4.00% due 06/01/25	1,677,533	1,779,079
4.00% due 07/01/25	150,329	159,429
4.00% due 08/01/25	7,832,979	8,307,136
4.00% due 09/01/25	280,865	297,867
4.00% due 10/01/25	766,082	812,455
4.00% due 12/01/25	515,262	546,453
4.00% due 01/01/26	961,966	1,020,198
4.00% due 02/01/26	8,459,226	8,989,797
4.00% due 03/01/26	11,236,765	11,937,387
4.00% due 04/01/26	12,223,614	12,990,293
4.00% due 05/01/26	14,146,803	15,034,103
4.00% due 11/01/40	97,836	103,531
4.00% due 12/01/40	201,896	213,647
4.00% due 01/01/41	6,163,972	6,522,733
4.00% due 02/01/41	982,114	1,039,276
4.00% due 03/01/41	1,831,374	1,943,402
4.00% due March TBA	8,000,000	8,435,000
4.50% due 02/01/25	624,543	668,113
4.50% due February TBA	500,000	533,125
5.50% due 10/01/36	179,254	195,187
Federal National Mtg. Assoc. FRS 2.26% due 06/01/35	275,557	290,748

		281,649,126

Government National Mtg. Assoc. — 1.4%
4.50% due 01/15/40	1,049,086	1,146,986
4.50% due 02/15/40	931,607	1,018,543
4.50% due 03/15/40	752,904	823,164
4.50% due 04/15/40	1,897,007	2,074,033
4.50% due 05/15/40	1,443,293	1,581,136

Security Description	Principal Amount**	Value (Note 2)

Government National Mtg. Assoc (continued)
4.50% due 06/15/40	$$884,607	$967,158
4.50% due 08/15/40	222,852	243,648
4.50% due 09/15/40	22,697	24,815
4.50% due 10/15/40	1,222,561	1,336,649
4.50% due 12/15/40	1,934,062	2,114,547
4.50% due 02/15/41	798,102	872,580
Government National Mtg. Assoc. FRS 0.58% due 05/20/37(1)	638,561	636,111

		12,839,370

Sovereign — 0.3%
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/14(5)	2,100,000	2,769,921

U.S. Government Agencies — 0.1%
Financing Corp. STRIPS zero coupon due 12/06/18(5)	1,000,000	867,355

Total U.S. Government Agencies (cost $295,283,843)		301,149,413

U.S. GOVERNMENT TREASURIES — 19.8%
United States Treasury Bonds — 6.5%
0.13% due 01/15/22 TIPS(10)	8,196,392	8,534,493
2.13% due 02/15/41 TIPS(10)	3,719,088	5,215,441
3.13% due 11/15/41	16,200,000	16,792,304
3.75% due 08/15/41	5,800,000	6,761,530
3.88% due 08/15/40	100,000	119,016
4.38% due 02/15/38	400,000	514,625
4.38% due 05/15/40	5,100,000	6,581,392
4.38% due 05/15/41	10,000,000	12,923,440
7.13% due 02/15/23	1,100,000	1,672,343

		59,114,584

United States Treasury Notes — 13.3%
0.63% due 07/15/21 TIPS(10)	6,323,814	6,954,716
1.13% due 01/15/21 TIPS(10)(11)	13,651,572	15,611,856
1.38% due 12/31/18	6,200,000	6,263,451
2.00% due 11/15/21	36,400,000	37,037,000
2.13% due 12/31/15	700,000	745,282
2.13% due 08/15/21	3,000,000	3,096,798
2.63% due 08/15/20	20,300,000	22,057,208
2.63% due 11/15/20	22,300,000	24,188,542
3.13% due 05/15/21	4,500,000	5,056,875

		121,011,728

Total U.S. Government Treasuries (cost $169,053,809)		180,126,312

MUNICIPAL BONDS & NOTES — 1.9%
Chicago Transit Authority Revenue Series A 6.90% due 12/01/40	800,000	985,856
Chicago Transit Authority Revenue Series B 6.90% due 12/01/40	900,000	1,109,088
District of Columbia Revenue 5.59% due 12/01/34	4,000,000	4,852,240
East Bay Municipal Utility District Revenue 5.87% due 06/01/40	2,200,000	2,820,246

67

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount**	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
Kentucky State Property & Building Commission Revenue 4.30% due 11/01/19	$400,000	$445,012
Kentucky State Property & Building Commission Revenue 4.40% due 11/01/20	500,000	555,115
Kentucky State Property & Building Commission Revenue 5.37% due 11/01/25	1,000,000	1,141,670
New York City Transitional Finance Authority Revenue 4.73% due 11/01/23	800,000	901,096
New York City Transitional Finance Authority Revenue 4.91% due 11/01/24	500,000	569,545
New York City Transitional Finance Authority Revenue 5.08% due 11/01/25	500,000	575,940
Ohio Housing Finance Agency Revenue Series F 6.04% due 09/01/17	85,000	86,197
State of Illinois General Obligation Bonds 4.42% due 01/01/15	100,000	105,043
Washington State Motor Vehicle Fuel Tax Series 2012B General Obligation Bonds Series 2012B 5.00% due 07/01/23	2,625,000	3,261,825

Total Municipal Bonds & Notes (cost $14,794,853)		17,408,873

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(5)(6)	11,286	0

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda Ltd(5).	2	1

Total Common Stock (cost $400,000)		1

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(5)(6) (cost $0)	1	6

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(6) (cost $0)	250	45,000

OPTIONS — PURCHASED — 0.0%
Sovereign — 0.0%
Put Options — Purchased(5)(14) (cost $21,340)	8,800,000	1,293

Total Long-Term Investment Securities (cost $842,753,251)		869,998,726

Security Description	Shares/ Principal Amount**	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.5%
U.S. Government Treasuries — 1.5%
United States Treasury Bills
0.04% due 03/29/12	$321,000	$320,982
0.04% due 06/07/12	600,000	599,863
0.05% due 06/14/12	4,400,000	4,398,895
0.07% due 04/19/12	2,000,000	1,999,784
0.23% due 04/05/12	6,400,000	6,399,488

Total Short-Term Investment Securities (cost $13,719,649)		13,719,012

REPURCHASE AGREEMENTS — 5.1%
Agreement with Barclays Capital, bearing interest at 0.20%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $5,000,028 and collateralized by $4,809,065 of United States Treasury Inflation Protected Bonds, bearing interest at 0.13% due 04/15/16 and having approximate value of $5,113,284	5,000,000	5,000,000
Agreement with Barclays Capital, bearing interest at 0.21%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $5,000,029 and collateralized by $5,110,000 of zero coupon Federal Home Loan Bank Notes, due 03/28/12 and having approximate value of $5,109,498	5,000,000	5,000,000
Agreement with Barclays Capital, bearing interest at 0.22%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $5,000,031 and collateralized by $4,781,295 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.00% due 09/01/41 and having approximate value of $5,173,261	5,000,000	5,000,000
Agreement with Citigroup Global Markets bearing interest at 0.21%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $5,500,032 and collateralized by $5,600,000 of Federal National Mtg. Assoc. Notes, bearing interest at 0.50% due 09/06/13 and having approximate value of $5,613,462	5,500,000	5,500,000

68

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount**	Value (Note 2)

REPURCHASE AGREEMENTS (continued)
Agreement with J.P. Morgan Securities., bearing interest at 0.21%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $8,700,051 and collateralized by $8,855,000 of Federal National Mtg. Assoc. Notes, bearing interest at 0.87% due 09/12/14 and having approximate value of $8,893,689	$8,700,000	$8,700,000
Agreement with Merrill Lynch Pierce Fenner & Smith, bearing interest at 0.21%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $16,600,097 and collateralized by $16,957,000 of United States Treasury Notes, bearing interest at 0.25% due 01/15/15 and having approximate value of $16,938,992	16,600,000	16,600,000

Total Repurchase Agreements (cost $45,800,000)		45,800,000

TOTAL INVESTMENTS (cost $902,272,900)(12)	102.5%	929,517,738
Liabilities in excess of other assets	(2.5)	(22,547,115)

NET ASSETS	100.0%	$906,970,623

BONDS & NOTES SOLD SHORT — (3.0)%
U.S. Government Agencies. — (3.0)%
Federal National Mtg. Assoc.
4.00% due February 15 TBA	(2,000,000)	(2,119,688)
5.50% due March 30 TBA	(6,000,000)	(6,514,688)

		(8,634,376)

Government National Mtg. Assoc.
4.50% due February 30 TBA	(5,000,000)	(5,460,938)
4.50% due March 30 TBA	(10,000,000)	(10,906,250)
6.00% due March 30 TBA	(2,000,000)	(2,250,625)

		(18,617,813)

Total Bonds & Notes Sold Short (proceeds $(27,221,095))		$(27,252,189)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $108,021,996 representing 11.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

USD — United States Dollar

BBA — British Banking Association

FRS — Floating Rate Securities

VRS — Variable Rate Securities

The rates shown on FRS and VRS are the current interest rates as of January 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Bond in default
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Illiquid security. At January 31, 2012, the aggregate value of these securities was $3,830,730 representing 0.4% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Effective April 30, 2010, interest payments were suspended for twenty-four months according to an agreement with the European Commission.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	See Note 3 for cost of investments on a tax basis.
(13)	Bond is in default and did not pay principal at maturity.
(14)	Put Options — Purchased

Put Options — Purchased
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the right to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing on 11/21/2013	November 2012	2.00	$8,800,000	$21,340	$1,293	$(20,047)

69

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	$10.00	$600,000	$4,080	$0	$4,080
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	5,700,000	34,802	1	34,801
Put option to enter an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	100,000	690	0	690
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 09/26/2014	September 2012	2.25	700,000	2,040	0	2,040
Put option to enter an interest rate swap with Citibank NA for the obligation to receive a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 09/26/2014	September 2012	2.25	600,000	4,784	75	4,709
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 09/26/2014	September 2012	2.25	1,400,000	4,087	65	4,022
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.00% versus the three month USD-LIBOR-BBA maturing on 11/21/2013	November 2012	1.00	8,800,000	8,523	151	8,372
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	300,000	50,207	3,887	46,320

			$18,200,000	$109,213	$4,179	$105,034

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2012	Unrealized Appreciation (Depreciation)
152	Long	90 Day Euro Dollar Futures	March 2014	$36,848,980	$37,751,100	$902,120
230	Short	5 Year U.S. Treasury Note Futures	March 2012	28,222,241	28,530,781	(308,540)
7	Short	10 Year U.S. Treasury Note Futures	March 2012	910,810	925,750	(14,940)

						$578,640

70

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	27,898,000	USD	27,787,406	03/22/12	$—	$(3,806)
	CNY	86,635,804	USD	13,725,571	02/13/12	—	(5,345)
	SGD	26,716	USD	20,912	02/10/12	—	(327)
	USD	27,814,556	CAD	27,898,000	02/09/12	3,194	—
	USD	1,254,931	CNY	8,085,738	02/13/12	26,578	—
	USD	39,154	MXN	547,954	03/15/12	2,735	—
	USD	8,246,138	TWD	249,124,090	04/09/12	183,715	—
	USD	1,203,557	CNY	7,648,000	06/01/12	8,392	—
	USD	13,740,810	CNY	86,635,804	02/01/13	—	(2,613)

						224,614	(12,091)

Citibank N.A.	EUR	36,613,000	USD	47,361,295	04/16/12	—	(541,968)
	JPY	165,176,000	USD	2,141,125	02/14/12	—	(26,247)
	KRW	4,128,278,300	USD	3,587,000	02/27/12	—	(80,512)
	USD	21,784,099	AUD	21,401,000	02/02/12	936,273	—
	USD	3,145,878	CNY	20,227,708	02/13/12	60,013	—
	USD	7,339,120	KRW	8,214,310,000	02/27/12	—	(41,627)
	USD	890,460	CNY	5,668,666	06/01/12	7,831	—
	USD	926,926	CNY	5,818,313	02/01/13	—	(4,292)

						1,004,117	(694,646)

Credit Suisse London Branch	EUR	981,000	USD	1,288,290	04/16/12	4,782	—
	USD	56,721,837	AUD	53,428,000	04/15/12	—	(146,928)

						4,782	(146,928)

Goldman Sachs International	USD	1,543,929	NOK	9,305,000	02/16/12	41,181	—
	USD	1,253,000	CNY	7,860,069	02/01/13	—	(6,596)

						41,181	(6,596)

HSBC Bank USA	USD	700,000	CNY	4,466,000	02/13/12	7,817	—
	USD	6,854,873	MXN	92,999,344	03/15/12	254,633	—

						262,450	—

JPMorgan Chase Bank N.A.	GBP	7,844,000	USD	12,301,941	03/12/12	—	(54,778)
	USD	474,667	AUD	474,000	02/02/12	28,555	—
	USD	6,574,799	CNY	42,147,481	02/13/12	105,158	—
	USD	6,065,820	MYR	18,397,632	04/23/12	—	(48,278)
	USD	7,527,000	CNY	48,187,854	06/01/12	109,139	—
	USD	1,698,780	INR	78,959,280	07/12/12	—	(152,796)

						242,852	(255,852)

Royal Bank of Canada	CAD	27,898,000	USD	27,363,594	02/09/12	—	(454,156)

UBS AG	BRL	2,226,696	USD	1,228,997	03/02/12	—	(35,740)
	KRW	4,152,572,200	USD	3,612,000	02/27/12	—	(77,094)
	USD	1,818,290	CNY	11,708,877	02/13/12	37,451	—
	USD	1,545,511	NOK	9,306,000	02/16/12	39,770	—
	USD	1,850,261	CNY	11,684,400	08/05/13	3,734	—

						80,955	(112,834)

Westpac Banking Corporation	AUD	75,303,000	USD	74,128,273	02/02/12	—	(5,817,158)

Net Unrealized Appreciation/(Depreciation)						$1,860,951	$(7,500,261)

AUD	— Australian Dollar	GBP	— British Pound	MYR	— Malaysian Ringgit
BRL	— Brazilian Real	INR	— Indian Rupee	NOK	— Norwegian Krone
CAD	— Canadian Dollar	JPY	— Japanese Yen	SGD	— Singapore Dollar
CNY	— Yuan Renminbi	KRW	— South Korean Won	TWD	— Taiwan Dollar
EUR	— Euro Dollar	MXN	— Mexican Peso	USD	— United States Dollar

71

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Interest Rate Swap Contracts @
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments made (Received) by the Portfolio	Gross Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	AUD	5,000	12/15/17	5.500%	6 month AUD Bank Bill	$(20,422)	$355,277
	BRL	2,100	01/02/14	11.990%	1-Year BRL-CDI	346	53,633
	BRL	1,300	01/02/14	12.510%	1-Year BRL-CDI	1,024	30,104
	EUR	13,400	03/21/17	2.000%	6 Month EURIBOR	(84,250)	470,172
HSBC Bank USA	BRL	11,400	01/02/14	11.935%	1-Year BRL-CDI	18,871	221,960
	BRL	7,500	01/02/14	12.120%	1-Year BRL-CDI	9,091	202,914
	BRL	1,400	01/02/14	12.555%	1-Year BRL-CDI	1,723	32,477
	BRL	76,000	01/02/14	10.530%	1-Year BRL-CDI	17,572	308,042
Morgan Stanley Capital Services, Inc.	MXN	69,600	03/05/13	6.500%	28-Day MXN- TIIE	(1,492)	90,314
	BRL	79,500	01/02/14	10.580%	1-Year BRL-CDI	76,259	307,422
	BRL	1,500	01/02/15	10.605%	1-Year BRL-CDI	—	5,149
	EUR	13,400	03/21/17	2.000%	6 Month EURIBOR	(77,709)	433,174
UBS AG	MXN	87,100	06/02/21	7.500%	28-Day MXN- TIIE	266,992	385,074
	BRL	14,200	01/02/14	10.770%	1-Year BRL-CDI	40,439	55,830
	BRL	5,200	01/02/14	10.580%	1-Year BRL-CDI	13,962	5,556

Total						$262,406	$2,957,098

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2012(3)	Notional Amount(2)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Masco Corp.
6.125% due 10/03/2016	(5.000)%	12/20/2016	Barclays Bank PLC	3.1152%	$1,800,000	$(149,838)	$(171,141)	$21,303
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	(0.610)%	6/20/2013	Barclays Bank PLC	0.1432%	1,100,000	(7,179)	—	(7,179)
Reynolds American, Inc.
7.250% due 06/01/2013	(1.200)%	6/20/2013	Barclays Bank PLC	0.6122%	500,000	(4,089)	—	(4,089)
Tate & Lyle International Finance PLC
6.500% due 06/28/2012	(1.150)%	6/20/2016	Barclays Bank PLC	0.6701%	2,300,000	(47,567)	—	(47,567)

						$(208,673)	$(171,141)	$(37,532)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2012(3)	Notional Amount(2)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.
5.625% due 09/15/2017	1.000%	9/20/2013	UBS AG	1.2717%	$900,000	$(3,987)	$(16,728)	$12,741

@	Illiquid security
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

72

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BRL-CDI	— Brazil Interbank Deposit Rate
EURIBOR	— Euro Interbank Offered Rate
MXN-TIIE	—Tasa de Interés Interbancaria de Equilibrio

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$45,350,636	$1,925,614	$47,276,250
U.S. Corporate Bonds & Notes	—	105,978,265	80,268	106,058,533
Foreign Corporate Bonds & Notes	—	146,332,455	155,019	146,487,474
Foreign Government Agencies	—	71,445,571	—	71,445,571
U.S. Government Agencies	—	301,149,413	—	301,149,413
U.S. Government Treasuries	—	180,126,312	—	180,126,312
Municipal Bonds & Notes	—	17,408,873	—	17,408,873
Common Stock	1	—	0	1
Membership Interest Certificates	—	—	6	6
Warrants	—	—	45,000	45,000
Put Options — Purchased	—	1,293	—	1,293
Short-Term Investment Securities:
U.S. Government Treasuries	—	13,719,012	—	13,719,012
Repurchase Agreement	—	45,800,000	—	45,800,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts-Appreciation	—	105,034	—	105,034
Open Futures Contracts-Appreciation	902,120	—	—	902,120
Open Forward Foreign Currency Contracts-Appreciation		1,860,951		1,860,951
Interest Rate Swaps Contracts-Appreciation	—	2,957,098	—	2,957,098
Credit Default Swaps on Corporate & Sovereign Issues — Buy Protection-Appreciation	—	21,303	—	21,303
Credit Default Swaps on Corporate & Sovereign Issues — Sell Protection-Appreciation	—	12,741	—	12,741

Total	$902,121	$932,268,957	$2,205,907	$935,376,985

LIABILITIES:
Bonds & Notes Sold Short:
U.S. Government Agencies	—	27,252,189	—	27,252,189
Other Financial Instruments:@
Open Futures Contracts-Depreciation	323,480	—	—	323,480
Open Forward Foreign Currency Contracts-Depreciation	—	7,500,261	—	7,500,261
Credit Default Swaps on Corporate & Sovereign Issues — Buy Protection-Depreciation	—	58,835	—	58,835

Total	$323,480	$34,811,285	$—	$35,134,765

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

73

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Membership Interest Certificates	Warrants
Balance as of 1/31/2011	$3,476,179	$95,872	$—	$0	$6	$45,000
Accrued discounts	—	—	—	—	—	—
Accrued premiums	—	—	—	—	—	—
Realized gain	42,200	—	—	—	—	—
Realized loss	—	(1,860)	—	—	—	—
Change in unrealized appreciation(1)	6,511	7,241	—	—	—	—
Change in unrealized depreciation(1)	(53,087)	—	—	—	—	—
Net purchases	3,248,508	—	—	—	—	—
Net sales	(2,350,133)	(20,987)	—	—	—	—
Transfers into Level 3(2)	—	2	155,019	—	—	—
Transfers out of Level 3(2)	(2,444,564)	—	—	—	—	—

Balance as of 1/31/2012	$1,925,614	$80,268	$155,019	$0	$6	$45,000

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at January 31, 2012 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Membership Interest Certificates	Warrants
$(53,087)	$7,241	$—	$—	$—	$—

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

74

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	9.8%
Repurchase Agreements	7.7
Diversified Financial Services	7.7
Federal Home Loan Mtg. Corp.	3.9
Oil Companies-Integrated	3.4
Medical-Drugs	3.3
Diversified Banking Institutions	3.2
Banks-Super Regional	3.1
Computers	2.9
Telephone-Integrated	2.5
Government National Mtg. Assoc.	2.4
Oil Companies-Exploration & Production	2.3
Electric-Integrated	1.9
Applications Software	1.7
Medical-Biomedical/Gene	1.7
Medical-HMO	1.6
Insurance-Multi-line	1.6
United States Treasury Bonds	1.5
Oil-Field Services	1.5
Food-Misc.	1.3
United States Treasury Notes	1.3
Electronic Components-Semiconductors	1.3
Multimedia	1.3
Cable/Satellite TV	1.1
Medical Products	1.1
Networking Products	1.1
Computer Services	1.0
Consumer Products-Misc.	1.0
Insurance-Life/Health	1.0
Real Estate Investment Trusts	1.0
Chemicals-Diversified	0.9
Transport-Rail	0.9
Enterprise Software/Service	0.9
Instruments-Controls	0.9
Tobacco	0.9
Metal-Copper	0.8
Banks-Commercial	0.8
Auto-Cars/Light Trucks	0.8
Cosmetics & Toiletries	0.8
Retail-Regional Department Stores	0.7
Auto/Truck Parts & Equipment-Original	0.7
Electronic Security Devices	0.7
Diversified Manufacturing Operations	0.6
Machinery-Construction & Mining	0.6
Agricultural Chemicals	0.6
Semiconductor Components-Integrated Circuits	0.6
Pipelines	0.6
Aerospace/Defense-Equipment	0.6
Sovereign	0.6
Retail-Drug Store	0.6
E-Commerce/Products	0.5
Gas-Distribution	0.5
Investment Management/Advisor Services	0.5
Aerospace/Defense	0.5
Beverages-Non-alcoholic	0.5
Retail-Restaurants	0.5
Retail-Discount	0.4
Electric Products-Misc.	0.4
Television	0.4
Auto-Heavy Duty Trucks	0.4
Apparel Manufacturers	0.4

Medical-Wholesale Drug Distribution	0.4%
Cellular Telecom	0.4
Computers-Memory Devices	0.4
Web Portals/ISP	0.4
Retail-Building Products	0.4
Oil Field Machinery & Equipment	0.4
Commercial Services-Finance	0.4
Finance-Credit Card	0.3
Retail-Auto Parts	0.3
Rental Auto/Equipment	0.3
Electronic Components-Misc.	0.3
Banks-Money Center	0.3
Finance-Other Services	0.3
Pharmacy Services	0.3
Data Processing/Management	0.2
Semiconductor Equipment	0.2
Food-Retail	0.2
Brewery	0.2
Medical-Hospitals	0.2
Airlines	0.2
Building-Residential/Commercial	0.2
Tennessee Valley Authority	0.2
Finance-Auto Loans	0.2
Diversified Minerals	0.2
Cruise Lines	0.2
Engineering/R&D Services	0.2
Municipal Bonds	0.2
Hotels/Motels	0.2
Food-Meat Products	0.2
Paper & Related Products	0.2
Coal	0.2
Office Automation & Equipment	0.2
Insurance-Reinsurance	0.2
Oil & Gas Drilling	0.2
Machinery-Farming	0.2
Athletic Footwear	0.2
Medical-Generic Drugs	0.2
Special Purpose Entities	0.1
Diversified Operations	0.1
Therapeutics	0.1
Telecom Services	0.1
Retail-Perfume & Cosmetics	0.1
Private Corrections	0.1
Beverages-Wine/Spirits	0.1
E-Commerce/Services	0.1
Rubber-Tires	0.1
Retail-Computer Equipment	0.1
Internet Security	0.1
Theaters	0.1
Batteries/Battery Systems	0.1
Finance-Investment Banker/Broker	0.1
Gold Mining	0.1
Home Furnishings	0.1
Electric-Generation	0.1
Commercial Services	0.1
Broadcast Services/Program	0.1
Consulting Services	0.1
Tools-Hand Held	0.1
Banks-Fiduciary	0.1
Building Societies	0.1
Building Products-Wood	0.1

75

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (continued)

Industry Allocation (continued)*
Satellite Telecom	0.1%
Racetracks	0.1
Athletic Equipment	0.1
Retail-Major Department Stores	0.1
Retail-Apparel/Shoe	0.1
Independent Power Producers	0.1
Retail-Consumer Electronics	0.1
Medical Labs & Testing Services	0.1
Casino Hotels	0.1
Advertising Services	0.1
Funeral Services & Related Items	0.1

108.8%

*	Calculated as a percentage of net assets

76

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 60.0%
Aerospace/Defense — 0.5%
General Dynamics Corp.	9,300	$643,188

Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	10,219	800,659

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	2,000	354,760
Monsanto Co.	6,029	494,679

		849,439

Airlines — 0.2%
Alaska Air Group, Inc.†	1,900	144,647
United Continental Holdings, Inc.†	6,700	154,770

		299,417

Apparel Manufacturers — 0.3%
VF Corp.	3,591	472,181

Applications Software — 1.7%
Citrix Systems, Inc.†	717	46,755
Microsoft Corp.	77,662	2,293,359

		2,340,114

Athletic Footwear — 0.2%
NIKE, Inc., Class B	2,267	235,745

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	36,400	452,088
General Motors Co.†	28,246	678,469

		1,130,557

Auto-Heavy Duty Trucks — 0.4%
Navistar International Corp.†	4,000	173,160
PACCAR, Inc.	9,494	419,635

		592,795

Auto/Truck Parts & Equipment-Original — 0.6%
Johnson Controls, Inc.	20,411	648,457
TRW Automotive Holdings Corp.†	4,300	161,336

		809,793

Banks-Commercial — 0.0%
Regions Financial Corp.	4,733	24,706
Zions Bancorporation	1,174	19,770

		44,476

Banks-Fiduciary — 0.1%
State Street Corp.	2,664	104,376

Banks-Super Regional — 2.6%
Capital One Financial Corp.	18,529	847,702
Fifth Third Bancorp	22,500	292,725
Huntington Bancshares, Inc.	2,895	16,531
PNC Financial Services Group, Inc.	9,500	559,740
SunTrust Banks, Inc.	11,781	242,335
US Bancorp	5,795	163,535
Wells Fargo & Co.	54,102	1,580,319

		3,702,887

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	1,900	146,528

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	9,943	671,451

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	8,200	171,380

Security Description	Shares	Value (Note 2)

Building Products-Wood — 0.1%
Masco Corp.	8,357	$100,869

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	6,033	83,979
Lennar Corp., Class A	2,007	43,131
NVR, Inc.†	184	127,558
Toll Brothers, Inc.†	1,700	37,077

		291,745

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	19,857	527,998
DIRECTV, Class A†	3,959	178,194
Time Warner Cable, Inc.	4,700	346,484

		1,052,676

Cellular Telecom — 0.0%
Sprint Nextel Corp.†	11,305	23,967

Chemicals-Diversified — 0.9%
Air Products & Chemicals, Inc.	3,439	302,735
E.I. du Pont de Nemours & Co.	8,647	440,046
Georgia Gulf Corp.†	2,870	100,593
LyondellBasell Industries NV, Class A	4,200	181,020
PPG Industries, Inc.	2,800	250,824

		1,275,218

Commercial Services — 0.1%
Weight Watchers International, Inc.	1,200	91,356

Commercial Services-Finance — 0.4%
Alliance Data Systems Corp.†	1,050	116,340
H&R Block, Inc.	2,400	39,264
Mastercard, Inc., Class A	976	347,036

		502,640

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A†	3,753	269,278
International Business Machines Corp.	6,040	1,163,304

		1,432,582

Computers — 2.9%
Apple, Inc.†	8,770	4,003,330
Dell, Inc.†	4,600	79,258
Hewlett-Packard Co.	200	5,596

		4,088,184

Computers-Memory Devices — 0.4%
EMC Corp.†	7,656	197,219
NetApp, Inc.†	2,637	99,520
SanDisk Corp.†	4,864	223,160

		519,899

Consulting Services — 0.1%
Genpact, Ltd.†	1,477	21,608
Towers Watson & Co., Class A	1,400	83,720

		105,328

Consumer Products-Misc. — 0.5%
Jarden Corp.	3,800	128,022
Kimberly-Clark Corp.	8,600	615,416

		743,438

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	3,158	286,494

77

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cosmetics & Toiletries (continued)
Procter & Gamble Co.	12,853	$810,253

		1,096,747

Cruise Lines — 0.2%
Carnival Corp.(1)	9,182	277,296

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	2,300	190,463

Diversified Banking Institutions — 2.2%
Bank of America Corp.	102,565	731,289
Citigroup, Inc.	42,093	1,293,097
Goldman Sachs Group, Inc.	5,988	667,482
Morgan Stanley	17,942	334,618

		3,026,486

Diversified Manufacturing Operations — 0.6%
General Electric Co.	21,648	405,034
Parker Hannifin Corp.	4,800	387,264
SPX Corp.	1,325	92,260

		884,558

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	3,887	755,788

E-Commerce/Services — 0.1%
IAC/InterActiveCorp.	3,900	167,973

Electric Products-Misc. — 0.4%
Emerson Electric Co.	11,660	599,091

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	13,549	535,998
Dominion Resources, Inc.	2,071	103,633
DTE Energy Co.	2,224	118,339
NextEra Energy, Inc.	8,848	529,553
Northeast Utilities	4,365	151,684
PG&E Corp.	3,657	148,694
PPL Corp.	8,694	241,606

		1,829,507

Electronic Components-Misc. — 0.1%
Vishay Intertechnology, Inc.†	13,001	159,652

Electronic Components-Semiconductors — 1.2%
Altera Corp.	12,003	477,599
Broadcom Corp., Class A†	1,232	42,307
Freescale Semiconductor Holdings I, Ltd.†	10,696	170,815
Texas Instruments, Inc.	5,433	175,921
Xilinx, Inc.	21,299	763,569

		1,630,211

Electronic Security Devices — 0.7%
Tyco International, Ltd.	19,228	979,667

Engineering/R&D Services — 0.2%
Fluor Corp.	4,927	277,094

Enterprise Software/Service — 0.8%
Oracle Corp.	40,094	1,130,651

Finance-Credit Card — 0.0%
American Express Co.	1,182	59,265

Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	9,018	145,280

Security Description	Shares	Value (Note 2)

Finance-Other Services — 0.3%
CME Group, Inc.	840	$201,189
IntercontinentalExchange, Inc.†	1,465	167,713

		368,902

Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	6,700	149,611
Tyson Foods, Inc., Class A	6,700	124,888

		274,499

Food-Misc. — 1.0%
Campbell Soup Co.	11,246	356,498
ConAgra Foods, Inc.	6,000	160,020
General Mills, Inc.	5,718	227,748
Kraft Foods, Inc., Class A	16,820	644,206
RalCorp Holdings, Inc.†	900	78,705

		1,467,177

Food-Retail — 0.2%
Kroger Co.	12,800	304,128

Gas-Distribution — 0.5%
AGL Resources, Inc.	1,081	44,872
Sempra Energy	11,771	669,770

		714,642

Gold Mining — 0.1%
Newmont Mining Corp.	1,400	86,072

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	2,816	97,011
Wyndham Worldwide Corp.	4,500	178,920

		275,931

Instruments-Controls — 0.9%
Honeywell International, Inc.	20,936	1,215,125

Insurance-Life/Health — 0.8%
Protective Life Corp.	4,200	105,042
Prudential Financial, Inc.	17,100	978,804

		1,083,846

Insurance-Multi-line — 1.3%
ACE, Ltd.	13,115	912,804
Allstate Corp.	1,767	50,978
Hartford Financial Services Group, Inc.	614	10,757
MetLife, Inc.	19,046	672,895
XL Group PLC	11,164	226,295

		1,873,729

Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	2,146	66,054
Everest Re Group, Ltd.	752	64,221
RenaissanceRe Holdings, Ltd.	1,765	129,039

		259,314

Internet Content-Entertainment — 0.0%
Zynga, Inc., Class A†	4,200	44,100

Internet Security — 0.1%
Symantec Corp.†	9,200	158,148

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	8,204	439,324
Invesco, Ltd.	10,733	242,244

		681,568

78

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	6,300	$687,456
Joy Global, Inc.	1,800	163,242

		850,698

Machinery-Farming — 0.1%
AGCO Corp.†	3,100	157,883

Medical Products — 0.9%
Baxter International, Inc.	5,300	294,044
Covidien PLC	17,816	917,524

		1,211,568

Medical-Biomedical/Gene — 1.6%
Amgen, Inc.	10,000	679,100
Biogen Idec, Inc.†	3,685	434,535
Celgene Corp.†	4,733	344,089
Gilead Sciences, Inc.†	9,800	478,632
Vertex Pharmaceuticals, Inc.†	7,073	261,348

		2,197,704

Medical-Drugs — 3.0%
Abbott Laboratories	2,910	157,577
Allergan, Inc.	1,476	129,755
Endo Pharmaceuticals Holdings, Inc.†	5,100	189,567
Johnson & Johnson	5,532	364,614
Merck & Co., Inc.	43,254	1,654,898
Pfizer, Inc.	81,592	1,746,069

		4,242,480

Medical-HMO — 1.4%
Humana, Inc.	8,417	749,282
UnitedHealth Group, Inc.	23,851	1,235,243

		1,984,525

Medical-Wholesale Drug Distribution — 0.4%
Cardinal Health, Inc.	8,147	350,565
McKesson Corp.	2,294	187,466

		538,031

Metal-Copper — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	25,741	1,189,492

Multimedia — 1.0%
Time Warner, Inc.	27,207	1,008,291
Viacom, Inc., Class B	8,700	409,248

		1,417,539

Networking Products — 1.0%
Cisco Systems, Inc.	69,057	1,355,589

Office Automation & Equipment — 0.1%
Xerox Corp.	23,300	180,575

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	2,900	178,959

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	3,842	310,126
Apache Corp.	1,067	105,505
Devon Energy Corp.	2,180	139,106
EOG Resources, Inc.	3,368	357,479
EQT Corp.	1,270	64,160
Occidental Petroleum Corp.	15,740	1,570,380
Range Resources Corp.	700	40,264
Southwestern Energy Co.†	2,777	86,476

		2,673,496

Security Description	Shares	Value (Note 2)

Oil Companies-Integrated — 3.3%
Chevron Corp.	10,470	$1,079,248
ConocoPhillips	4,200	286,482
Exxon Mobil Corp.	29,788	2,494,447
Hess Corp.	1,134	63,844
Marathon Oil Corp.	16,100	505,379
Marathon Petroleum Corp.	3,174	121,310

		4,550,710

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	1,251	66,553
National Oilwell Varco, Inc.	5,900	436,482

		503,035

Oil Refining & Marketing — 0.0%
Valero Energy Corp.	1,400	33,586

Oil-Field Services — 1.5%
Baker Hughes, Inc.	12,450	611,669
Halliburton Co.	7,914	291,077
Schlumberger, Ltd.	15,520	1,166,638

		2,069,384

Paper & Related Products — 0.2%
International Paper Co.	7,195	224,052

Pharmacy Services — 0.2%
Express Scripts, Inc.†	4,683	239,582

Pipelines — 0.2%
Williams Cos., Inc.	10,466	301,630

Racetracks — 0.1%
Penn National Gaming, Inc.†	2,200	90,068

Real Estate Investment Trusts — 0.8%
Annaly Capital Management, Inc.	9,700	163,348
HCP, Inc.	6,100	256,383
Health Care REIT, Inc.	3,500	200,235
Hospitality Properties Trust	7,000	169,610
ProLogis, Inc.	3,100	98,301
Ventas, Inc.	2,900	169,099

		1,056,976

Retail-Apparel/Shoe — 0.1%
PVH Corp.	1,100	84,909

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	1,287	447,722

Retail-Building Products — 0.4%
Home Depot, Inc.	6,876	305,226
Lowe’s Cos., Inc.	7,580	203,371

		508,597

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	6,800	158,848

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,200	76,640

Retail-Discount — 0.4%
Target Corp.	4,720	239,823
Wal-Mart Stores, Inc.	5,550	340,548

		580,371

Retail-Drug Store — 0.5%
CVS Caremark Corp.	15,761	658,022

79

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	1,286	$87,628

Retail-Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	3,000	132,750
Kohl’s Corp.	1,921	88,347
Macy’s, Inc.	17,500	589,575

		810,672

Retail-Restaurants — 0.5%
Brinker International, Inc.	6,700	173,195
Darden Restaurants, Inc.	2,232	102,382
Yum! Brands, Inc.	5,732	363,007

		638,584

Semiconductor Components-Integrated Circuits — 0.6%
QUALCOMM, Inc.	14,419	848,126

Semiconductor Equipment — 0.2%
Lam Research Corp.†	7,456	317,551
Novellus Systems, Inc.†	780	36,777

		354,328

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.†	3,035	63,523

Telephone-Integrated — 1.7%
AT&T, Inc.	28,668	843,126
CenturyLink, Inc.	12,434	460,431
Verizon Communications, Inc.	27,586	1,038,889

		2,342,446

Television — 0.4%
CBS Corp., Class B	20,324	578,828

Therapeutics — 0.1%
Warner Chilcott PLC, Class A†	12,000	202,440

Tobacco — 0.8%
Altria Group, Inc.	5,200	147,680
Lorillard, Inc.	1,000	107,390
Philip Morris International, Inc.	10,774	805,572

		1,060,642

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	1,500	105,270

Transport-Rail — 0.8%
CSX Corp.	5,239	118,139
Norfolk Southern Corp.	14,268	1,030,150

		1,148,289

Web Portals/ISP — 0.4%
Google, Inc., Class A†	892	517,458

Total Common Stock (cost $75,474,744)		83,780,703

ASSET BACKED SECURITIES — 7.5%
Diversified Financial Services — 7.5%
American Home Mtg. Assets FRS Series 2006-2, Class 1A1 1.16% due 09/25/46(2)	$84,869	41,329
Banc of America Alternative Loan Trust Series 2004-5, Class 4A1 5.00% due 06/25/19(2)	91,082	91,961

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Banc of America Merril Lynch Commercial Mtg., Inc. VRS Series 2006-2, Class A4 5.92% due 05/10/45(3)	$270,000	$307,201
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/19(2)	41,485	42,578
Bank of America Credit Card Trust FRS Series 2008-A7, Class A7 0.99% due 12/15/14	110,000	110,330
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW14, Class AM 5.24% due 12/11/38(3)	55,000	55,144
BMW Vehicle Owner Trust Series 2011-A, Class A2 0.63% due 02/25/13	160,000	160,047
Capital One Multi-Asset Execution Trust FRS Series 2005-A6, Class A6 0.62% due 07/15/15	120,000	120,076
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/36*(2)	307,914	202,462
Citigroup Mtg. Loan Trust, Inc., FRS Series 2007-WFH2, Class A2 0.43% due 03/25/37	104,090	96,119
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/37(2)	281,405	177,200
Commercial Mtg. Pass Through Certs.* Series 2011-FL1, Class A 2.47% due 12/17/13(3)	114,447	113,811
Commercial Mtg. Pass Through Certs. Series 2011-STRT, Class A 2.56% due 12/10/12(10)	170,000	170,425
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(2)	569,880	384,954
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.48% due 07/25/36(2)	570,601	209,750
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/35(2)	126,234	114,292
Credit Suisse Mtg. Capital Certificates VRS Series 2004-AR8, Class 2A1 2.68% due 09/25/34(2)	89,028	85,859
Daimler Chrysler Auto Trust Series 2007-A, Class A4 5.28% due 03/08/13	28,658	28,683
First National Master Note Trust FRS Series 2009-3, Class A 1.64% due 07/15/15	585,000	587,016
Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class A4 4.11% due 07/05/35(3)	241,111	247,221
Greenwich Capital Commerical Funding Corp., VRS Series 2005-GG3, Class A4 4.80% due 08/10/42(3)	105,000	113,591

80

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Corp II, Series 2006-GG8, Class A4 5.56% due 11/10/39(3)	$25,000	$28,033
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	1,000,000	1,107,752
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.44% due 04/25/36	471,761	242,637
Honda Auto Receivables Owner Trust Series 2011-3, Class A2 0.67% due 04/21/14	235,000	235,175
HSBC Home Equity Loan Trust FRS Series 2006-1, Class A1 0.44% due 01/20/36	289,126	262,643
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class ASB 4.66% due 07/15/42(3)	173,640	181,484
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-CBX, Class A6 4.90% due 01/12/37(3)	105,000	112,166
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/30(3)	110,000	119,752
LB-UBS Commercial Mtg. Trust VRS Series 2003-C8, Class A4 5.12% due 11/15/32(3)	295,000	310,574
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class A5 5.15% due 04/15/30(3)	60,000	65,084
Lehman Brothers Floating Rate Commercial Mtg. Trust FRS Series 2006-LLFA, Class A2 0.41% due 09/15/21*(3)	51,950	50,424
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(2)	73,200	62,840
MBNA Credit Card Master Note Trust FRS Series 2002-A3, Class A3 0.53% due 09/15/14	345,000	345,150
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.39% due 11/12/37(3)	1,055,000	1,179,723
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	120,000	132,794
Morgan Stanley Capital I, Series 2006-IQ12 Class A4 5.33% due 12/15/43(3)	265,000	298,378
Nissan Auto Lease Trust FRS Series 2011-A, Class A2B 0.47% due 01/15/14	275,000	274,674
Option One Mtg. Loan Trust FRS Series 2007-6, Class 2A1 0.34% due 06/25/37	88,178	84,943
Toyota Auto Receivables Owner Trust Series 2011-B, Class A2 0.53% due 04/15/14	295,000	295,023

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Volkswagen Auto Lease Trust Series 2011-A, Class A2 1.00% due 02/20/14	$120,000	$119,984
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C17, Class A4 5.08% due 03/15/42(3)	115,000	125,701
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.38% due 10/15/44(3)	90,000	99,594
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.92% due 05/15/43(3)	195,000	221,141
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/45(3)	110,000	117,520
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class A4 4.94% due 04/15/42(3)	80,000	87,697
Washington Mutual Mtg. Pass- Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(2)	177,070	99,261
Wells Fargo Home Equity Trust FRS Series 2006-1, Class A3 0.43% due 05/25/36	97,940	95,843
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 05/25/34	105,000	104,671
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/20(2)	57,942	59,653
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(2)	293,854	267,505
World Omni Auto Receivables Trust Series 2011-B, Class A2 0.65% due 08/15/14	160,000	160,090

Total Asset Backed Securities (cost $11,186,226)		10,407,958

U.S. CORPORATE BONDS & NOTES — 10.4%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.85% due 09/15/41	35,000	36,638

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Senior Notes 8.00% due 12/15/16	105,000	115,763

Athletic Equipment — 0.1%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	80,000	88,400

81

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/19	$175,000	$181,125

Banks-Super Regional — 0.5%
Capital One Financial Corp. Senior Notes 4.75% due 07/15/21	30,000	31,577
European Investment Bank Senior Notes 1.50% due 05/15/14	380,000	383,555
Wells Fargo & Co. Senior Notes 3.68% due 06/15/16	285,000	303,637

		718,769

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	120,000	142,129
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/17*	200,000	204,306

		346,435

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	100,000	110,250

Cable TV — 0.0%
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	40,000	48,133

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	200,000	215,500
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	65,000	77,498
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/31	55,000	60,495
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	200,000	230,500
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	45,000	50,524

		634,517

Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	65,000	73,288

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom — 0.1%
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	$100,000	$105,500
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18	60,000	64,650

		170,150

Chemicals-Diversified — 0.0%
Lyondell Chemical Co. Senior Sec. Notes 11.00% due 05/01/18	49,910	54,651

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/16	35,000	34,650

Coal — 0.2%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	55,000	59,950
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/21	200,000	206,000

		265,950

Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	25,000	25,063

Computers — 0.0%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	20,000	22,970

Consumer Products-Misc. — 0.5%
Jarden Corp. Company Guar. Notes 7.50% due 01/15/20	225,000	240,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/19*	100,000	105,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	100,000	99,500
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18	170,000	192,737

		637,987

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 8.88% due 08/15/20*	195,000	207,675

Diversified Banking Institutions — 0.9%
Ally Financial Inc. Company Guar. Notes 6.75% due 12/01/14	150,000	156,375
Bank of America Corp. Senior Notes 3.63% due 03/17/16	135,000	132,280

82

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.75% due 07/12/16	$20,000	$19,693
Bank of America Corp. Senior Notes 4.50% due 04/01/15	60,000	60,883
Bank of America Corp. Senior Notes 5.00% due 05/13/21	85,000	83,180
Bank of America Corp. Senior Notes 5.65% due 05/01/18	80,000	81,844
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	40,000	39,821
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	60,000	63,532
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	60,000	64,557
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	75,000	79,130
Citigroup, Inc. Senior Notes 5.88% due 01/30/42	40,000	41,411
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	25,000	27,380
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	65,000	70,363
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	45,000	48,524
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	75,000	76,624
Morgan Stanley Senior Notes 5.45% due 01/09/17	120,000	122,799
Morgan Stanley Senior Notes 5.50% due 01/26/20	80,000	78,964

		1,247,360

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	35,000	36,586
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	165,000	180,510

		217,096

Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	40,000	46,746

Security Description	Principal Amount	Value (Note 2)

Electric-Generation — 0.1%
The AES Corp. Senior Notes 9.75% due 04/15/16	$100,000	$117,500

Electric-Integrated — 0.5%
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/19	175,000	204,589
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	65,000	67,764
Nevada Power Co. Senior Notes 5.45% due 05/15/41	60,000	72,451
Nisource Finance Corp. Bonds 5.80% due 02/01/42	50,000	54,420
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41	25,000	27,545
Oncor Electric Delivery Co., LLC Senior Sec. Notes 5.25% due 09/30/40	45,000	51,514
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/22	70,000	70,883
Southern Power Co. Senior Notes 5.15% due 09/15/41	35,000	38,035
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/20	95,000	108,228

		695,429

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.38% due 05/01/18	125,000	134,219

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 5.38% due 07/15/40	85,000	103,263
Oracle Corp. Notes 6.50% due 04/15/38	15,000	20,331

		123,594

Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/17	200,000	223,751

Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 7.30% due 08/20/13	275,000	299,394
Discover Financial Services Senior Notes 6.45% due 06/12/17	95,000	101,347

		400,741

83

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 5.86% due 05/31/12†(4)(5)(6)(7)	$230,000	$23

Food-Misc. — 0.3%
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	150,000	175,178
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	241,405

		416,583

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 7.00% due 05/15/19	65,000	70,200

Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.70% due 05/30/41	45,000	54,076

Home Furnishings — 0.1%
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	90,000	84,150
Simmons Bedding Co. Company Guar. Notes 11.25% due 07/15/15*	45,000	46,518

		130,668

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20	75,000	80,813

Insurance-Life/Health — 0.2%
Pricoa Global Funding I Senior Notes 5.40% due 10/18/12*	170,000	175,640
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	85,000	103,421

		279,061

Insurance-Multi-line — 0.3%
MetLife, Inc. FRS FDIC Company Guar. Notes 0.90% due 06/29/12	250,000	250,556
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 04/10/13*	100,000	104,815

		355,371

Machinery-Farming — 0.1%
Case New Holland, Inc. Company Company Guar. Notes 7.88% due 12/01/17	70,000	80,675

Security Description	Principal Amount	Value (Note 2)

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	$60,000	$73,876

Medical Products — 0.2%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	50,000	51,094
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(8)	210,000	227,850

		278,944

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.65% due 06/15/42	20,000	22,493
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/21	65,000	70,617

		93,110

Medical-Drugs — 0.2%
Abbott Laboratories Senior Notes 5.30% due 05/27/40	45,000	54,337
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	50,000	74,897
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/22*	205,000	207,563

		336,797

Medical-Generic Drugs — 0.2%
Mylan, Inc. Senior Notes 7.88% due 07/15/20	200,000	222,000

Medical-HMO — 0.2%
Cigna Corp. Senior Notes 5.38% due 02/15/42	40,000	42,495
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	65,000	72,709
UnitedHealth Group, Inc. Senior Notes 5.70% due 10/15/40	85,000	102,747
WellPoint, Inc. Senior Notes 5.80% due 08/15/40	45,000	54,265

		272,216

Medical-Hospitals — 0.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	9,000	9,360
HCA, Inc. Company Guar. Notes 7.50% due 02/15/22	145,000	155,150

84

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Health Management Associates, Inc. Senior Sec. Notes 6.13% due 04/15/16	$115,000	$118,737
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	50,000	56,563

		339,810

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp. Notes 3.50% due 11/15/21	30,000	31,787

Multimedia — 0.1%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	30,000	34,304
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/41	40,000	48,401

		82,705

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	80,000	97,011

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.50% due 05/15/21	80,000	82,110

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	140,000	165,593
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	200,000	222,000
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/15	35,000	37,100

		424,693

Oil Companies-Integrated — 0.0%
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	30,000	42,062

Oil Refining & Marketing — 0.0%
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/37	28,000	30,612

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 6.00% due 11/15/41	40,000	45,573

Pharmacy Services — 0.1%
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/21	120,000	126,983

Security Description	Principal Amount	Value (Note 2)

Pipelines — 0.4%
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*	$60,000	$65,330
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	55,000	72,200
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	90,000	97,100
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/42	50,000	55,494
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	20,000	22,811
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	20,000	23,036
Oneok Partners LP Company Guar. Notes 3.25% due 02/01/16	70,000	73,176
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	85,000	97,510

		506,657

Private Corrections — 0.1%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21	180,000	184,275

Real Estate Investment Trusts — 0.2%
Duke Realty LP Senior Notes 6.75% due 03/15/20	50,000	58,300
ERP Operating Ltd. Bonds 4.63% due 12/15/21	30,000	31,968
HCP, Inc. Senior Notes 5.38% due 02/01/21	70,000	77,356
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	60,000	62,025

		229,649

Rental Auto/Equipment — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/19	215,000	226,287
Hertz Corp. Company Guar. Notes 6.75% due 04/15/19	160,000	165,200

		391,487

Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	30,000	37,805

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	76,975	91,474

85

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	$175,000	$187,250

Retail-Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 7.95% due 04/01/17	170,000	187,000

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/20	150,000	163,125

Telecom Services — 0.0%
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	35,000	38,194

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 6.30% due 01/15/38	100,000	121,950
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/20	140,000	143,500
Qwest Communications International, Inc. Company Guar. Notes Series B 7.50% due 02/15/14	70,000	70,315
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	205,000	172,200
Verizon Communications, Inc. Senior Notes 2.00% due 11/01/16	95,000	96,943
Verizon Communications, Inc. Senior Notes 4.60% due 04/01/21	85,000	96,520
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	115,000	142,973
Windstream Corp. Company Guar. Notes 7.75% due 10/01/21	100,000	108,000
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	90,000	98,100

		1,050,501

Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/19	145,000	152,975

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	40,000	44,242
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	30,000	36,376

Security Description	Principal Amount	Value (Note 2)

Tobacco (continued)
Philip Morris International, Inc. Notes 6.38% due 05/16/38	$30,000	$39,800

		120,418

Toys — 0.0%
Mattel, Inc. Senior Notes 2.50% due 11/01/16	65,000	65,988

Transport-Rail — 0.1%
Burlington Northern Santa Fe Senior Notes 3.60% due 09/01/20	110,000	116,375

Total U.S. Corporate Bonds & Notes (cost $14,029,249)		14,549,782

FOREIGN CORPORATE BONDS & NOTES — 3.3%
Advertising Services — 0.1%
WPP Finance 2010 Company Guar. Notes 4.75% due 11/21/21	70,000	71,907

Banks-Commercial — 0.8%
Council of Europe Development Bank Senior Notes 1.50% due 01/15/15	40,000	40,174
HSBC Bank PLC Senior Notes 3.10% due 05/24/16*	275,000	281,050
ING Bank NV Senior Notes 4.00% due 03/15/16*	200,000	201,042
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	200,000	215,148
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	235,000	247,288
The Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/15	100,000	101,226
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	40,000	42,423

		1,128,351

Banks-Money Center — 0.3%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/17*	230,000	231,274
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect Bank Guar. Notes 3.38% due 01/19/17	130,000	133,798
Lloyds TSB Bank PLC Bank Guar. Notes 6.38% due 01/21/21	10,000	10,697

		375,769

86

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Building Societies — 0.1%
Nationwide Building Society Senior Notes 6.25% due 02/25/20*	$100,000	$102,264

Cellular Telecom — 0.3%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/16	200,000	202,563
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/20	140,000	157,599

		360,162

Diversified Banking Institutions — 0.1%
BNP Paribas Bank Guar. Notes 3.60% due 02/23/16	35,000	34,754
Societe Generale SA Senior Notes 3.50% due 01/15/16*	100,000	94,082

		128,836

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Senior Notes 8.25% due 11/01/19	100,000	107,250
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	90,000	100,493
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	65,000	72,556

		280,299

Diversified Operations — 0.1%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/17*	200,000	203,537

Electric-Integrated — 0.1%
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/21*	145,000	156,731

Electronic Components-Misc. — 0.2%
NXP BV/NXP Funding LLC Senior Sec. Notes 9.75% due 08/01/18	200,000	223,500

Finance-Auto Loans — 0.0%
RCI Banque SA Senior Notes 4.60% due 04/12/16*	65,000	62,057

Security Description	Principal Amount	Value (Note 2)

Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 5.70% due 10/01/40	$45,000	$44,002

Medical-Drugs — 0.1%
Teva Pharmaceutical Finance Co. BV Company Guar. Notes 2.40% due 11/10/16	125,000	129,392

Metal-Diversified — 0.0%
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/41	45,000	48,204

Multimedia — 0.2%
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/21	130,000	141,137
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	90,000	92,700

		233,837

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	70,000	79,378

Oil Companies-Exploration & Production — 0.1%
EnCana Corp. Notes 6.63% due 08/15/37	90,000	101,784

Oil Companies-Integrated — 0.1%
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/18	85,000	103,019
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/38	45,000	57,899

		160,918

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/20	90,000	93,937

Special Purpose Entity — 0.1%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	189,292	216,030

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20	150,000	153,000

Telephone-Integrated — 0.1%
AT&T Inc. Senior Notes 4.45% due 05/15/21	135,000	151,055

87

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
France Telecom SA Senior Notes 5.38% due 01/13/42	$50,000	$52,653

		203,708

Television — 0.0%
Videotron Ltd. Senior Notes 6.88% due 01/15/14	18,000	18,023

Total Foreign Corporate Bonds & Notes (cost $4,343,947)		4,575,626

FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Federal Republic of Brazil Bonds 6.00% due 01/17/17	150,000	177,375
Federal Republic of Brazil Senior Notes 8.00% due 01/15/18	70,000	83,650
Republic of Namibia Senior Notes 5.50% due 11/03/21*	200,000	205,000
Republic of Peru Senior Bonds 8.75% due 11/21/33	40,000	61,000
United Mexican States Senior Notes 3.63% due 03/15/22	252,000	254,142

Total Foreign Government Agencies (cost $735,113)		781,167

U.S. GOVERNMENT AGENCIES — 16.3%
Federal Home Loan Mtg. Corp. — 3.9%
1.00% due 07/30/14	465,000	471,824
2.38% due 01/13/22	446,000	450,964
2.88% due 02/09/15	545,000	581,780
4.00% due February TBA	540,000	569,363
4.50% due February TBA	970,000	1,031,838
5.00% due 03/01/19	43,578	47,021
5.00% due February TBA	480,000	516,450
5.13% due 10/18/16	245,000	290,883
5.50% due 07/01/34	152,091	165,539
5.50% due February TBA	600,000	650,531
5.38% due 06/01/37	21,850	23,454
5.42% due 07/01/37	41,210	44,270
5.43% due 06/01/37	173,648	186,529
5.57% due 06/01/37	20,163	21,689
6.00% due February TBA	370,000	405,959
6.50% due 05/01/16	3,407	3,440

		5,461,534

Federal National Mtg. Assoc. — 9.8%
3.00% due February TBA	230,000	239,739
3.50% due 10/01/26	280,767	295,798
3.50% due February TBA	995,000	1,041,614
4.00% due 11/01/41	985,124	1,042,769
4.00% due March TBA	3,125,000	3,300,991
4.50% due 09/01/41	563,920	603,351
4.63% due 05/01/13	480,000	504,707
4.88% due 12/15/16	290,000	343,220
5.00% due 03/01/18	60,096	65,014
5.00% due 04/01/18	16,414	17,819
5.00% due 07/01/18	76,728	83,007
5.00% due 08/01/18	43,735	47,314

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.00% due 06/01/19	$53,792	$58,202
5.00% due 09/01/41	554,678	600,602
5.00% due February TBA	190,000	204,606
5.25% due 08/01/12	365,000	373,500
5.50% due 10/01/17	156,888	171,281
5.50% due 11/01/17	36,553	39,819
5.50% due 04/01/37	627,598	684,952
5.50% due February TBA	990,000	1,076,934
6.00% due 08/01/17	61,197	65,848
6.00% due 05/01/38	177,685	195,563
6.00% due February TBA	630,000	692,434
6.50% due 11/01/41	210,036	234,478
6.50% due February TBA	180,000	201,206
Federal National Mtg. Assoc. FRS REMIC Series 2003-35, Class DF 0.68% due 02/25/33(2)	7,561	7,563
Federal National Mtg. Assoc. REMIC Series 2010-116, Class BI 5.00% due 08/25/20(2)	441,813	43,409
Series 2006-59, Class DC 4.00% due February TBA	730,000	773,686
4.50% due February TBA	550,000	587,727
6.50% due 12/25/33(2)	97,001	98,644

		13,695,797

Government National Mtg. Assoc. — 2.4%
4.00% due February TBA	600,000	646,969
4.50% due 05/15/39	213,296	234,067
4.50% due 10/20/40	927,161	1,013,892
5.00% due 02/01/40	770,000	853,136
5.50% due 01/15/34	486,697	546,345
7.50% due 01/15/32	81,978	96,223

		3,390,632

Tennessee Valley Authority — 0.2%
4.65% due 06/15/35	248,000	290,631

Total U.S. Government Agencies (cost $22,384,183)		22,838,594

U.S. GOVERNMENT TREASURIES — 2.8%
United States Treasury Bonds — 1.5%
2.13% due 02/15/41 TIPS(11)	82,646	115,899
3.13% due 11/15/41	131,000	135,790
3.50% due 02/15/39	241,000	269,430
3.75% due 08/15/41	445,000	518,772
3.88% due 08/15/40	133,000	158,291
4.38% due 05/15/41	77,000	99,510
4.50% due 08/15/39	236,000	310,119
4.75% due 02/15/41	45,000	61,573
5.38% due 02/15/31	218,000	310,309
7.63% due 02/15/25	115,000	186,498

		2,166,191

United States Treasury Notes — 1.3%
0.25% due 12/15/14	265,000	264,689
0.88% due 12/31/16	831,000	838,336
2.00% due 11/15/21	65,000	66,138
2.25% due 01/31/15	580,000	613,577

		1,782,740

Total U.S. Government Treasuries (cost $3,660,349)		3,948,931

88

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.2%
California State General Obligation Bonds 7.55% due 04/01/39	$115,000	$154,163
Ohio State University General Obligation Bonds 5.10% due 06/01/33	130,000	122,776

Total Municipal Bonds & Notes (cost $244,650)		276,939

Total Long-Term Investment Securities (cost $132,058,461)		141,159,700

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.05% due 02/02/12	10,000	10,000
0.00% due 03/15/12	40,000	40,000

(cost $50,000)		50,000

REPURCHASE AGREEMENT — 7.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $10,804,003 and collateralized by $10,995,000 of Federal National Mtg. Assoc. Notes, bearing interest at 1.12% due 12/15/14 and having an approximate value of $11,022,489 (cost $10,804,000)	10,804,000	10,804,000

TOTAL INVESTMENTS (cost $142,912,461)(9)	108.8%	152,013,700
Liabilities in excess of other assets	(8.8)	(12,263,297)

NET ASSETS	100.0%	$139,750,403

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $4,079,873 representing 2.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	Illiquid security. At January 31, 2012, the aggregate value of these securities was $23 representing 0.0% of net assets.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Bond in default
(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	See Note 3 for cost of investments on a tax basis.
(10)	Fair valued security. Securities are classified as level 3 based on the securities valuation input; see note 2.
(11)	Principal amount of security is adjusted for inflation.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at January 31, 2012.

The dates shown on debt obligations are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31,2012	Unrealized Appreciation/ (Depreciation)
1	Long	S&P 500 E-Mini Index Futures	March 2012	65,327	$65,410	$83
5	Long	U.S. Treasury Notes 2 Year Futures	March 2012	1,102,433	1,103,749	1,316
19	Short	U.S. Treasury Notes 5 Year Futures	March 2012	2,337,079	2,356,890	(19,811)
5	Short	U.S. Treasury Notes 10 Year Futures	March 2012	655,956	661,249	(5,293)
6	Long	U.S. Treasury Bonds 30 Year Futures	March 2012	861,850	872,624	10,774

						$(12,931)

89

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$83,780,703	$—	$—	$83,780,703
Asset Backed Securities	—	10,237,533	170,425	10,407,958
U.S. Corporate Bonds & Notes	—	14,549,782	—	14,549,782
Foreign Corporate Bonds & Notes	—	4,575,626	—	4,575,626
Foreign Government Agencies	—	781,167	—	781,167
U.S. Government Agencies	—	22,838,594	—	22,838,594
U.S. Government Treasuries	—	3,948,931	—	3,948,931
Municipals Bonds & Notes	—	276,939	—	276,939
Short-Term Investment Securities:
U.S. Government Treasuries	—	50,000	—	50,000
Repurchase Agreement	—	10,804,000	—	10,804,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	12,173	—	—	12,173

Total	$83,792,876	$68,062,572	$170,425	$152,025,873

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$25,104	$—	$—	$25,104

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 1/31/2011	$—	$42,560	$0
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	—	—	—
Change in unrealized depreciation(1)	—	(4,560)	—
Net purchases	170,425	—	—
Net sales	—	(38,000)	(0)
Transfers into Level 3(2)	—	—	—
Transfers out of Level 3(2)	—	—	—

Balance as of 1/31/2012	$170,425	$—	$—

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at January 31, 2012 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
$—	$—	$—

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

90

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

United States Treasury Notes	9.1%
Federal National Mtg. Assoc.	6.5
Diversified Banking Institutions	4.9
Medical-Drugs	4.2
Federal Home Loan Mtg. Corp.	3.8
Oil Companies-Integrated	3.6
United States Treasury Bonds	3.4
Oil Companies-Exploration & Production	3.4
Diversified Manufacturing Operations	2.5
Tobacco	2.4
Diversified Financial Services	2.3
Aerospace/Defense	2.2
Government National Mtg. Assoc.	2.1
Chemicals-Diversified	2.0
Multimedia	1.9
Electric-Integrated	1.9
Banks-Super Regional	1.9
Insurance-Multi-line	1.8
Food-Misc.	1.8
Banks-Fiduciary	1.7
Computer Services	1.6
Telephone-Integrated	1.5
Aerospace/Defense-Equipment	1.4
Enterprise Software/Service	1.2
Banks-Commercial	1.1
Medical Instruments	1.1
Cellular Telecom	1.1
Retail-Discount	1.1
Commercial Services-Finance	1.1
Insurance-Property/Casualty	1.0
Retail-Drug Store	1.0
Investment Management/Advisor Services	1.0
Insurance-Life/Health	1.0
Medical Products	0.9
Commercial Paper	0.9
Instruments-Controls	0.9
Cable/Satellite TV	0.8
Beverages-Wine/Spirits	0.8
Beverages-Non-alcoholic	0.8
Cosmetics & Toiletries	0.6
Pipelines	0.6
Instruments-Scientific	0.6
Advertising Agencies	0.6
Insurance Brokers	0.6
Auto/Truck Parts & Equipment-Original	0.5
Real Estate Investment Trusts	0.5
Toys	0.5
Networking Products	0.5
Electronic Components-Semiconductors	0.5
Electronic Security Devices	0.5
Sovereign	0.5
Oil & Gas Drilling	0.4
Retail-Regional Department Stores	0.4
Tools-Hand Held	0.4
Applications Software	0.4
Medical Labs & Testing Services	0.4
Small Business Administration	0.3
Banks-Money Center	0.3
Transport-Rail	0.3
Brewery	0.3
Retail-Office Supplies	0.3

Data Processing/Management	0.3%
Retail-Auto Parts	0.3
Engineering/R&D Services	0.3
Food-Retail	0.3
Auto-Cars/Light Trucks	0.2
Transport-Services	0.2
Coatings/Paint	0.2
Semiconductor Equipment	0.2
Computers	0.2
Electric-Generation	0.2
Retail-Petroleum Products	0.2
Electric-Transmission	0.2
Metal Processors & Fabrication	0.2
Medical-Wholesale Drug Distribution	0.2
Soap & Cleaning Preparation	0.2
Machinery-Construction & Mining	0.2
Banks-Special Purpose	0.2
Medical-HMO	0.2
Municipal Bonds	0.2
Finance-Auto Loans	0.2
SupraNational Banks	0.1
Retail-Restaurants	0.1
Oil-Field Services	0.1
Property Trust	0.1
Rental Auto/Equipment	0.1
Finance-Investment Banker/Broker	0.1
Independent Power Producers	0.1
Steel-Producers	0.1
Medical-Generic Drugs	0.1
Finance-Credit Card	0.1
Metal-Iron	0.1
Machine Tools & Related Products	0.1
Hotels/Motels	0.1
Television	0.1
Diversified Minerals	0.1
Banks-Mortgage	0.1
Sovereign Agency	0.1

99.8%

*	Calculated as a percentage of net assets

91

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 60.8%
Advertising Agencies — 0.6%
Omnicom Group, Inc.	85,790	$3,912,882

Aerospace/Defense — 2.1%
Lockheed Martin Corp.	136,110	11,204,575
Northrop Grumman Corp.	39,170	2,273,819

		13,478,394

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	118,370	9,274,289

Applications Software — 0.4%
Check Point Software Technologies, Ltd.†	22,810	1,283,975
Microsoft Corp.	38,720	1,143,401

		2,427,376

Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	34,830	836,617

Auto/Truck Parts & Equipment-Original — 0.5%
Johnson Controls, Inc.	110,100	3,497,877

Banks-Commercial — 0.2%
TCF Financial Corp.	53,990	542,060
Zions Bancorporation	47,860	805,962

		1,348,022

Banks-Fiduciary — 1.5%
Bank of New York Mellon Corp.	293,212	5,902,358
State Street Corp.	91,040	3,566,947

		9,469,305

Banks-Super Regional — 1.6%
PNC Financial Services Group, Inc.	45,220	2,664,363
SunTrust Banks, Inc.	23,490	483,189
Wells Fargo & Co.	242,520	7,084,009

		10,231,561

Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc.	75,650	4,967,935

Beverages-Wine/Spirits — 0.8%
Diageo PLC	242,026	5,347,014

Cable/Satellite TV — 0.6%
Comcast Corp., Special Class A	160,720	4,096,753

Cellular Telecom — 0.8%
Vodafone Group PLC	1,893,942	5,097,484

Chemicals-Diversified — 2.0%
Air Products & Chemicals, Inc.	47,890	4,215,757
Bayer AG	13,585	951,398
Celanese Corp., Series A	30,260	1,473,965
E.I. du Pont de Nemours & Co.	33,970	1,728,733
PPG Industries, Inc.	53,820	4,821,195

		13,191,048

Coatings/Paint — 0.2%
Sherwin-Williams Co.	16,460	1,605,344

Commercial Services-Finance — 1.1%
Mastercard, Inc., Class A	3,200	1,137,824
Moody’s Corp.	25,300	941,919
Visa, Inc., Class A	19,930	2,005,755
Western Union Co.	148,720	2,840,552

		6,926,050

Security Description	Shares	Value (Note 2)

Computer Services — 1.6%
Accenture PLC, Class A	72,830	$4,176,072
International Business Machines Corp.	33,920	6,532,992

		10,709,064

Computers — 0.2%
Hewlett-Packard Co.	53,010	1,483,220

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co.	65,094	4,103,526

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	14,670	1,214,822
Fiserv, Inc.†	9,820	617,580

		1,832,402

Diversified Banking Institutions — 3.7%
Bank of America Corp.	417,420	2,976,204
Goldman Sachs Group, Inc.	69,770	7,777,262
JPMorgan Chase & Co.	359,020	13,391,446

		24,144,912

Diversified Manufacturing Operations — 2.5%
3M Co.	71,500	6,199,765
Danaher Corp.	138,400	7,267,384
Eaton Corp.	54,490	2,671,645

		16,138,794

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	40,590	1,605,740
Exelon Corp.	22,940	912,553
PG&E Corp.	62,580	2,544,503
PPL Corp.	89,180	2,478,312
Public Service Enterprise Group, Inc.	81,320	2,467,249

		10,008,357

Electronic Components-Semiconductors — 0.5%
Intel Corp.	77,310	2,042,530
Microchip Technology, Inc.	30,260	1,116,897

		3,159,427

Electronic Security Devices — 0.5%
Tyco International, Ltd.	59,610	3,037,129

Engineering/R&D Services — 0.3%
Fluor Corp.	30,870	1,736,129

Enterprise Software/Service — 1.2%
Oracle Corp.	267,690	7,548,858

Food-Misc. — 1.8%
Danone	33,246	2,051,954
General Mills, Inc.	80,490	3,205,917
Kellogg Co.	19,480	964,650
Nestle SA	98,039	5,618,204

		11,840,725

Food-Retail — 0.2%
Kroger Co.	45,850	1,089,396

Independent Power Producers — 0.1%
NRG Energy, Inc.†	49,420	834,210

Instruments-Controls — 0.9%
Honeywell International, Inc.	101,960	5,917,758

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	74,910	3,962,739

Insurance Brokers — 0.6%
Aon Corp.	78,220	3,788,195

92

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance-Life/Health — 0.9%
Prudential Financial, Inc.	102,240	$5,852,218

Insurance-Multi-line — 1.7%
ACE, Ltd.	69,440	4,833,024
MetLife, Inc.	180,350	6,371,765

		11,204,789

Insurance-Property/Casualty — 0.9%
Chubb Corp.	22,300	1,503,243
Travelers Cos., Inc.	77,420	4,513,586

		6,016,829

Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	19,414	3,533,348
Franklin Resources, Inc.	26,230	2,783,003

		6,316,351

Medical Instruments — 1.1%
Medtronic, Inc.	108,410	4,181,374
St. Jude Medical, Inc.	73,100	3,049,001

		7,230,375

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	19,950	1,158,696

Medical Products — 0.7%
Becton, Dickinson and Co.	33,040	2,590,666
Covidien PLC	43,710	2,251,065

		4,841,731

Medical-Drugs — 4.2%
Abbott Laboratories	123,560	6,690,774
Johnson & Johnson	136,810	9,017,147
Merck & Co., Inc.	38,510	1,473,393
Pfizer, Inc.	412,385	8,825,039
Roche Holding AG	6,383	1,080,360

		27,086,713

Medical-HMO — 0.2%
Aetna, Inc.	23,060	1,007,722

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	30,140	1,174,556

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	7,180	1,175,222

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	10,590	765,128

Multimedia — 1.6%
Viacom, Inc., Class B	110,200	5,183,808
Walt Disney Co.	142,500	5,543,250

		10,727,058

Networking Products — 0.5%
Cisco Systems, Inc.	166,540	3,269,180

Oil & Gas Drilling — 0.4%
Transocean, Ltd.	54,470	2,576,431

Oil Companies-Exploration & Production — 3.1%
Anadarko Petroleum Corp.	20,130	1,624,894
Apache Corp.	73,830	7,300,310
EOG Resources, Inc.	10,810	1,147,373
EQT Corp.	23,320	1,178,126
Noble Energy, Inc.	24,810	2,497,623

Security Description	Shares	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp.	63,370	$6,322,425

		20,070,751

Oil Companies-Integrated — 3.2%
Chevron Corp.	75,771	7,810,475
Exxon Mobil Corp.	134,596	11,271,069
Hess Corp.	37,580	2,115,754

		21,197,298

Oil-Field Services — 0.1%
Schlumberger, Ltd.	12,720	956,162

Pipelines — 0.3%
Williams Cos., Inc.	69,410	2,000,396

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	23,320	1,787,245

Retail-Discount — 0.8%
Target Corp.	102,940	5,230,381

Retail-Drug Store — 0.9%
CVS Caremark Corp.	89,758	3,747,397
Walgreen Co.	69,720	2,325,859

		6,073,256

Retail-Office Supplies — 0.3%
Staples, Inc.	128,860	1,885,222

Retail-Regional Department Stores — 0.4%
Kohl’s Corp.	53,900	2,478,861

Retail-Restaurants — 0.1%
McDonald’s Corp.	9,730	963,757

Semiconductor Equipment — 0.2%
ASML Holding NV	36,054	1,549,961

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	6,715	253,021

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	19,678	1,046,851

Telephone-Integrated — 1.4%
AT&T, Inc.	268,110	7,885,115
CenturyLink, Inc.	29,595	1,095,903

		8,981,018

Tobacco — 2.4%
Altria Group, Inc.	51,330	1,457,772
Philip Morris International, Inc.	178,980	13,382,335
Reynolds American, Inc.	18,840	739,093

		15,579,200

Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	34,774	2,440,439

Toys — 0.5%
Hasbro, Inc.	93,970	3,280,493

Transport-Rail — 0.3%
Canadian National Railway Co.	14,600	1,101,132
Union Pacific Corp.	7,610	869,899

		1,971,031

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	21,420	1,620,423

Total Common Stock (cost $331,288,572)		396,811,557

93

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Series B 4.75%	$23,300	$933,398

Electric-Integrated — 0.1%
PPL Corp. 9.50%	7,020	380,484

Total Convertible Preferred Stock (cost $1,516,000)		1,313,882

ASSET BACKED SECURITIES — 2.1%
Diversified Financial Services — 2.1%
Anthracite CDO I, Ltd. FRS Series 2002-CIBA, Class A 0.73% due 05/24/17*(2)	626,868	595,524
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.87% due 12/28/40*(1)	586,672	330,774
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(2)	876,080	869,071
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 06/10/17(3)	700,000	799,136
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 03/11/12(3)	500,000	544,878
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/40(3)	1,116,407	1,204,852
FHLMC Multifamily Structured Pass Through Certs. Series K705, Class A2 2.30% due 09/25/18(4)	107,530	109,806
FHLMC Multifamily Structured Pass Through Certs. Series K704, Class A2 2.41% due 08/25/18(4)	279,000	287,572
FHLMC Multifamily Structured Pass Through Certs. Series K702, Class A2 3.15% due 02/25/18(4)	71,000	76,199
FHLMC Multifamily Structured Pass Through Certs. Series K009, Class A2 3.81% due 08/25/20(4)	647,000	709,476
FHLMC Multifamily Structured Pass Through Certs. VRS Series K701, Class A2 3.88% due 11/25/17(4)	197,389	219,027
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/19(4)	793,000	925,344
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/36	389,446	251,724
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 02/10/17(3)	1,725,000	1,677,687
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(3)	765,000	804,284

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class AM 4.95% due 09/12/37(3)	$800,000	$845,293
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2004-C2, Class A3 5.22% due 05/15/41(3)	192,837	207,473
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP6, Class A4 5.48% due 04/15/43(3)	170,000	189,779
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD12, Class A3 5.99% due 02/15/51(3)	600,000	637,923
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.75% due 06/12/50(3)	1,323,511	1,416,518
Morgan Stanley Capital I VRS Series 1998-HF2, Class X 1.18% due 11/15/30*(3)(6)	1,882,006	49,540
RAAC Series VRS Series 2004-SP3, Class AI3 4.97% due 09/25/34(4)	179,344	179,654
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/35	669,000	383,471
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(1)(2)(3)	602,110	560,811

Total Asset Backed Securities (cost $13,960,401)		13,875,816

U.S. CORPORATE BONDS & NOTES — 5.9%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	444,000	480,416

Banks-Commercial — 0.1%
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/20	480,000	476,046

Banks-Fiduciary — 0.2%
UBS Preferred Funding Trust V FRS Jr. Sub. Bonds 6.24% due 05/15/16(5)	1,220,000	1,098,000

Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	763,098
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	664,886
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	565,000	607,046

		2,035,030

94

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39	$660,000	$1,022,730

Cable/Satellite TV — 0.2%
Cox Communications, Inc. Notes 4.63% due 06/01/13	708,000	744,957
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/21	800,000	855,230

		1,600,187

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/20*	240,000	249,909
Crown Castle Towers LLC Senior Sec. Notes 6.11% due 01/15/20*	454,000	509,210

		759,119

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 5.50% due 12/08/41	100,000	115,241

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 7.38% due 05/15/14	325,000	350,680
Bank of America Corp. Senior Notes 7.63% due 06/01/19	460,000	519,908
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	598,000	614,953
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	772,000	799,366
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	770,000	889,797
JPMorgan Chase Capital XXII Limited Guar. Bonds 6.45% due 02/02/37	356,000	359,026
Morgan Stanley Senior Notes 6.63% due 04/01/18	720,000	758,666

		4,292,396

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 5.45% due 01/15/13	203,000	212,324
ZFS Finance USA Trust V FRS Jr. Sub. Bonds 6.50% due 05/09/37*	474,000	436,080

		648,404

Security Description	Principal Amount	Value (Note 2)

Electric-Generation — 0.2%
Bruce Mansfield Unit 1 Pass Through Certs. Series 2001-2 6.85% due 06/01/34(1)	$1,241,216	$1,329,652

Electric-Integrated — 0.1%
Entergy Louisiana LLC Senior Sec. Bonds 8.09% due 01/02/17	108,641	107,398
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	166,000	209,295
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/16	414,000	465,344
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*(1)	119,425	122,014

		904,051

Electric-Transmission — 0.2%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	985,000	1,266,959

Finance-Auto Loans — 0.2%
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/15	390,000	415,726
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/21	550,000	568,062

		983,788

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/16	710,000	803,440

Finance-Investment Banker/Broker — 0.1%
JPMorgan Chase Capital XXVII Company Guar. Bonds 7.00% due 11/01/39	94,000	95,184
Merrill Lynch & Co., Inc. Senior Sec. Notes 6.15% due 04/25/13	720,000	748,683

		843,867

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 5.00% due 04/15/13	342,000	357,562

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	657,988

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 6.63% due 06/21/40	270,000	311,218

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 04/10/13*	340,000	356,371

95

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 06/10/14*	$290,000	$315,129

		671,500

Insurance-Property/Casualty — 0.1%
Chubb Corp. FRS Jr. Sub. Notes 6.38% due 03/29/67	940,000	958,800

Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12(1)	710,000	726,057

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	848,000	1,044,120

Medical Products — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/19	720,000	850,012
Hospira, Inc. Senior Notes 6.05% due 03/30/17	555,000	609,936

		1,459,948

Multimedia — 0.3%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	842,478
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	700,000	929,017

		1,771,495

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	860,000	1,027,138

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/19	190,000	247,065

Pipelines — 0.3%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/19	708,000	903,773
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/19	565,000	668,010
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	130,589
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	260,980

		1,963,352

Security Description	Principal Amount	Value (Note 2)

Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/21*	$620,000	$654,454
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/19*	233,000	275,303

		929,757

Real Estate Investment Trusts — 0.5%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	161,634
HCP, Inc. Senior Notes 5.38% due 02/01/21	460,000	508,338
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	1,052,594
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	771,184
Simon Property Group LP Senior Notes 5.88% due 03/01/17	673,000	787,987

		3,281,737

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	711,000	850,078

Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	222,000	234,210

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/41	173,000	222,233

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	1,503,000	1,772,712

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	610,000	712,444

Television — 0.1%
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	573,224

Total U.S. Corporate Bonds & Notes (cost $34,704,809)		38,431,964

FOREIGN CORPORATE BONDS & NOTES — 3.9%
Banks-Commercial — 0.8%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/19*	392,000	433,169
BPCE SA FRS Sub. Notes 12.50% due 09/30/19*(5)	884,000	833,604

96

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*	$460,000	$487,002
Credit Suisse New York Senior Notes 5.50% due 05/01/14	940,000	1,002,861
ING Bank NV Government Guar. Notes 3.90% due 03/19/14*	830,000	874,272
Nordea Bank AB Senior Notes 4.88% due 01/14/21*(1)	470,000	493,305
Nordea Bank AB FRS Jr. Sub. Bonds 5.42% due 04/20/15*(5)	275,000	261,250
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/15*	300,000	279,350
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	860,000	904,969

		5,569,782

Banks-Money Center — 0.3%
ABN Amro Bank NV FRS Senior Notes 2.32% due 01/30/14*	1,270,000	1,240,087
Unicredit Luxembourg Finance SA Bank Guar. Notes 6.00% due 10/31/17*	910,000	741,259

		1,981,346

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/14*	347,000	363,490

Banks-Special Purpose — 0.2%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/19	840,000	1,009,536

Brewery — 0.1%
SABMiller PLC Senior Notes 5.50% due 08/15/13*	863,000	914,193

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	982,000	1,234,992

Diversified Banking Institutions — 0.5%
BNP Paribas FRS Jr. Sub. Notes 7.20% due 06/25/37*(5)	400,000	316,000
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	423,000	459,627
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*	1,480,000	1,487,977
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/21	750,000	806,056

		3,069,660

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services — 0.1%
Irish Life & Permanent PLC Government Guar. Notes 3.60% due 01/14/13*	$1,000,000	$937,701

Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 4.63% due 09/15/20	189,000	199,449
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39	149,000	176,537

		375,986

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	645,000	561,720
Enel Finance International NV Company Guar. Notes 6.25% due 09/15/17*	636,000	637,107

		1,198,827

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/17*	900,000	1,022,819

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/21	780,000	825,073

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 11/04/20*	260,000	270,308

Oil Companies-Exploration & Production — 0.1%
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Notes 5.83% due 09/30/16*	411,174	444,068

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	193,000	216,118
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	527,000	604,907
Husky Energy, Inc. Senior Notes 5.90% due 06/15/14	500,000	548,390
Husky Energy, Inc. Senior Notes 7.25% due 12/15/19	512,000	644,854
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	173,000	196,998
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/19	491,000	613,750

		2,825,017

Retail-Petroleum Products — 0.2%
Petro-Canada Senior Notes 6.05% due 05/15/18	1,075,000	1,294,127

97

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.25% due 08/05/20	$390,000	$381,273
ArcelorMittal Senior Notes 9.85% due 06/01/19	382,000	450,380

		831,653

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/17	353,000	356,573
Asian Development Bank Senior Notes 2.75% due 05/21/14	620,000	651,114

		1,007,687

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	344,715

Total Foreign Corporate Bonds & Notes (cost $24,382,020)		25,520,980

FOREIGN GOVERNMENT AGENCIES — 0.5%
Sovereign — 0.5%
AID-Egypt Government Guar. Notes 4.45% due 09/15/15	785,000	884,289
Republic of Peru Senior Bonds 7.35% due 07/21/25	102,000	135,660
Russian Federation Senior Bonds 3.63% due 04/29/15*(1)	1,400,000	1,426,250
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*	468,000	490,043

Total Foreign Government Agencies (cost $2,751,645)		2,936,242

U.S. GOVERNMENT AGENCIES — 12.8%
Federal Home Loan Mtg. Corp. — 3.8%
4.00% due 04/01/24	1,020,336	1,080,347
4.00% due 11/01/40	1,844,288	1,947,885
4.00% due 01/01/41	2,016,350	2,129,613
4.50% due 08/01/18	255,486	273,590
4.50% due 11/01/18	432,612	463,268
4.50% due 01/01/19	114,840	122,978
4.50% due 03/01/19	32,996	35,058
4.50% due 08/01/19	20,622	22,070
4.50% due 02/01/20	40,498	43,342
4.50% due 08/01/24	1,098,534	1,169,684
4.50% due 04/01/35	328,657	351,066
4.63% due 10/25/12	2,500,000	2,582,185
5.00% due 03/01/18	147,316	158,819
5.00% due 05/01/18	64,201	69,214
5.00% due 09/01/18	125,672	136,231
5.00% due 02/01/19	267,762	288,920
5.00% due 09/01/33	619,211	667,672
5.00% due 11/01/33	332,051	358,038
5.00% due 03/01/34	209,455	229,939

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.00% due 04/01/34	$114,810	$123,938
5.00% due 08/01/35	169,675	183,113
5.00% due 10/01/35	559,579	607,924
5.00% due 11/01/35	1,471,499	1,588,040
5.00% due 12/01/36	252,654	272,664
5.00% due 07/01/39	1,620,262	1,744,535
5.50% due 01/01/19	235,737	258,270
5.50% due 04/01/19	18,988	20,755
5.50% due 06/01/19	10,534	11,541
5.50% due 07/01/19	64,759	70,787
5.50% due 10/01/24	141,279	154,610
5.50% due 06/01/25	220,796	241,353
5.50% due 07/01/25	117,269	128,188
5.50% due 08/01/25	182,394	199,375
5.50% due 09/01/25	115,124	125,843
5.50% due 12/01/33	213,832	237,483
5.50% due 01/01/34	523,952	570,606
5.50% due 04/01/34	87,286	96,423
5.50% due 11/01/34	57,473	63,004
5.50% due 05/01/35	44,404	48,627
5.50% due 09/01/35	109,612	120,036
5.50% due 10/01/35	135,250	148,350
6.00% due 04/01/16	9,439	10,130
6.00% due 04/01/17	40,786	43,846
6.00% due 07/01/17	25,036	26,915
6.00% due 10/01/17	29,575	31,794
6.00% due 08/01/19	129,631	139,677
6.00% due 09/01/19	33,691	36,419
6.00% due 11/01/19	57,150	61,778
6.00% due 05/01/21	42,279	45,703
6.00% due 10/01/21	136,909	148,038
6.00% due 02/01/23	201,191	220,897
6.00% due 12/01/25	78,431	86,261
6.00% due 02/01/26	67,797	74,734
6.00% due 04/01/34	83,307	92,751
6.00% due 07/01/34	283,138	313,692
6.00% due 08/01/34	598,617	665,288
6.00% due 09/01/34	92,489	102,599
6.00% due 07/01/35	155,058	171,022
6.00% due 08/01/35	128,081	141,267
6.00% due 11/01/35	338,479	375,441
6.00% due 03/01/36	118,347	131,271
6.00% due 07/01/36	80,601	89,869
6.00% due 10/01/36	272,786	301,892
6.00% due 01/01/37	222,049	246,296
6.00% due 03/01/37	199,972	221,583
6.00% due 05/01/37	383,113	424,949
6.00% due 06/01/37	361,457	400,928
6.50% due 05/01/34	51,813	58,793
6.50% due 06/01/34	68,761	77,770
6.50% due 08/01/34	315,547	358,240
6.50% due 10/01/34	133,680	151,954
6.50% due 11/01/34	5,075	5,738
6.50% due 05/01/37	134,923	151,511
6.50% due 07/01/37	184,862	207,590

		24,762,020

Federal National Mtg. Assoc. — 6.5%
3.80% due 02/01/18	88,905	97,577
3.85% due 07/01/18	104,545	115,421
4.01% due 08/01/13	77,225	79,591
4.02% due 08/01/13	214,440	221,661
4.50% due 04/01/18	149,319	160,387

98

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 06/01/18	$204,436	$219,591
4.50% due 07/01/18	87,835	94,346
4.50% due 03/01/19	129,128	138,619
4.50% due 04/01/20	234,105	251,312
4.50% due 05/01/20	58,119	62,354
4.50% due 07/01/20	68,132	73,140
4.50% due 08/01/33	715,149	765,600
4.50% due 02/01/35	149,801	160,346
4.50% due 09/01/35	176,844	189,265
4.50% due 02/01/41	451,632	486,033
4.50% due 04/01/41	566,916	610,099
4.56% due 05/01/14	350,885	372,294
4.60% due 09/01/19	84,000	96,160
4.63% due 04/01/14	191,984	203,199
4.72% due 12/01/12	480,447	483,367
4.77% due 04/01/13	46,259	47,279
4.84% due 08/01/14	515,360	548,267
4.87% due 02/01/14	287,554	299,442
4.88% due 03/01/20	121,647	134,451
4.94% due 08/01/15	200,000	219,315
5.00% due 02/01/18	618,130	668,712
5.00% due 12/01/18	315,659	341,490
5.00% due 07/01/19	137,315	149,367
5.00% due 11/01/19	163,857	177,727
5.00% due 03/01/20	64,996	70,700
5.00% due 07/01/20	79,639	86,552
5.00% due 08/01/20	54,888	59,705
5.00% due 11/01/33	299,194	323,498
5.00% due 03/01/34	348,558	376,871
5.00% due 05/01/34	113,419	122,632
5.00% due 08/01/34	123,372	133,393
5.00% due 09/01/34	313,241	338,686
5.00% due 01/01/35	268,951	290,798
5.00% due 06/01/35	517,207	559,058
5.00% due 07/01/35	784,768	848,270
5.00% due 08/01/35	236,437	255,569
5.00% due 09/01/35	184,031	198,923
5.00% due 10/01/35	1,040,883	1,125,110
5.00% due 08/01/36	246,405	266,344
5.00% due 10/01/39	273,166	295,185
5.00% due 11/01/39	342,912	373,544
5.00% due 11/01/40	188,624	205,065
5.00% due 01/01/41	78,081	84,887
5.00% due 03/01/41	121,927	132,556
5.27% due 12/01/16	325,592	363,169
5.37% due 02/01/13	275,257	282,493
5.37% due 05/01/18	510,000	583,838
5.50% due 11/01/17	157,967	170,304
5.50% due 01/01/18	280,657	305,729
5.50% due 02/01/18	148,151	159,961
5.50% due 07/01/19	210,077	230,750
5.50% due 08/01/19	57,727	63,371
5.50% due 09/01/19	234,990	258,093
5.50% due 01/01/21	163,433	179,820
5.50% due 03/01/21	57,832	63,631
5.50% due 05/01/22	84,100	92,533
5.50% due 02/01/33	309,256	337,518
5.50% due 06/01/33	403,781	440,681
5.50% due 07/01/33	1,537,368	1,677,862
5.50% due 11/01/33	456,844	498,593
5.50% due 12/01/33	68,118	74,822
5.50% due 01/01/34	317,722	348,109

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.50% due 02/01/34	$623,313	$681,853
5.50% due 03/01/34	78,668	87,652
5.50% due 04/01/34	138,953	152,469
5.50% due 05/01/34	650,891	719,794
5.50% due 06/01/34	41,957	46,106
5.50% due 07/01/34	723,538	794,158
5.50% due 09/01/34	1,129,039	1,238,134
5.50% due 10/01/34	1,747,145	1,919,913
5.50% due 11/01/34	1,711,049	1,880,248
5.50% due 12/01/34	846,952	930,704
5.50% due 01/01/35	1,066,109	1,171,534
5.50% due 04/01/35	133,595	146,806
5.50% due 09/01/35	509,554	560,261
5.50% due 01/01/36	116,736	127,332
5.50% due 06/01/36	230,948	255,734
5.50% due 03/01/37	219,088	242,602
5.72% due 07/01/16	183,366	204,066
6.00% due 01/01/17	169,083	181,722
6.00% due 08/01/17	100,081	107,687
6.00% due 03/01/18	31,791	34,207
6.00% due 11/01/18	246,849	265,301
6.00% due 01/01/21	78,193	84,674
6.00% due 05/01/21	39,125	42,355
6.00% due 07/01/21	169,902	183,983
6.00% due 11/01/25	80,821	89,054
6.00% due 04/01/34	521,404	581,197
6.00% due 05/01/34	216,672	240,843
6.00% due 06/01/34	977,680	1,090,574
6.00% due 07/01/34	521,883	579,871
6.00% due 08/01/34	529,129	588,807
6.00% due 10/01/34	622,262	692,812
6.00% due 11/01/34	61,406	68,448
6.00% due 12/01/34	36,867	40,934
6.00% due 08/01/35	121,766	135,197
6.00% due 09/01/35	351,033	389,972
6.00% due 10/01/35	222,609	248,167
6.00% due 11/01/35	76,304	84,642
6.00% due 12/01/35	615,707	684,837
6.00% due 02/01/36	358,079	397,723
6.00% due 03/01/36	65,417	72,632
6.00% due 04/01/36	196,905	218,583
6.00% due 06/01/36	137,803	152,721
6.00% due 12/01/36	143,422	159,242
6.00% due 03/01/37	171,362	188,604
6.00% due 07/01/37	316,814	351,322
6.50% due 06/01/31	117,233	134,079
6.50% due 07/01/31	35,069	40,181
6.50% due 09/01/31	142,997	163,546
6.50% due 02/01/32	39,448	45,116
6.50% due 07/01/32	316,106	361,002
6.50% due 08/01/32	231,583	264,283
6.50% due 01/01/33	142,835	163,004
6.50% due 04/01/34	36,710	41,664
6.50% due 06/01/34	49,270	55,919
6.50% due 08/01/34	214,758	243,941
6.50% due 05/01/36	156,134	177,025
6.50% due 01/01/37	105,366	118,970
6.50% due 02/01/37	508,122	572,901
6.50% due 05/01/37	247,747	279,245
6.50% due 07/01/37	205,164	231,654
7.50% due 02/01/30	18,093	21,624
7.50% due 03/01/31	62,992	75,527
7.50% due 02/01/32	37,861	45,502

99

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. ACES Series 2011-M7, Class A2 2.58% due 09/25/18(3)	$412,000	$423,059

		42,318,754

Government National Mtg. Assoc. — 2.1%
4.00% due 01/20/41	2,008,503	2,167,316
4.50% due 07/20/33	36,333	39,959
4.50% due 09/20/33	264,385	290,191
4.50% due 12/20/34	150,216	164,738
4.50% due 11/15/39	1,756,072	1,923,789
4.50% due 03/15/40	451,205	497,541
4.50% due 06/15/40	278,881	306,038
4.50% due 01/20/41	528,596	577,631
5.00% due 07/20/33	57,881	64,255
5.00% due 06/15/34	230,740	256,346
5.00% due 10/15/34	118,226	131,240
5.00% due 05/15/39	1,253,042	1,389,751
5.00% due 09/15/39	1,579,482	1,751,804
5.50% due 11/15/32	247,879	277,506
5.50% due 05/15/33	1,172,451	1,312,584
5.50% due 08/15/33	84,589	94,699
5.50% due 12/15/33	294,141	329,297
5.50% due 09/15/34	116,197	130,085
5.50% due 10/15/35	13,206	14,780
6.00% due 09/15/32	262,328	297,479
6.00% due 04/15/33	274,953	311,796
6.00% due 02/15/34	164,087	186,638
6.00% due 07/15/34	136,518	155,280
6.00% due 09/15/34	113,278	128,316
6.00% due 01/20/35	64,667	73,111
6.00% due 02/20/35	91,227	103,139
6.00% due 04/20/35	48,900	55,286
6.00% due 01/15/38	414,885	471,909

		13,502,504

Small Business Administration — 0.3%
Series 2003-20G, Class 1 4.35% due 07/01/23	74,655	81,043
Series 2004-20D, Class 1 4.77% due 04/01/24	225,847	247,730
Series 2005-20C, Class 1 4.95% due 03/01/25	555,125	613,264
Series 2004-20I, Class 1 4.99% due 09/01/24	347,819	383,544
Series 2004-20E, Class 1 5.18% due 05/01/24	376,704	416,860
Series 2004-20F, Class 1 5.52% due 06/01/24	534,287	596,704

		2,339,145

Sovereign Agency — 0.1%
Financing Corp. Senior Sec. Bonds 9.65% due 11/02/18	235,000	352,681

Total U.S. Government Agencies (cost $77,076,745)		83,275,104

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 12.5%
United States Treasury Bonds — 3.4%
4.50% due 08/15/39	$10,246,400	$13,464,405
5.00% due 05/15/37	2,704,000	3,786,022
5.25% due 02/15/29	599,000	827,369
5.38% due 02/15/31	439,000	624,889
6.00% due 02/15/26	1,143,000	1,650,921
6.25% due 08/15/23	611,000	879,076
6.75% due 08/15/26	377,000	583,172
8.00% due 11/15/21	318,000	499,359

		22,315,213

United States Treasury Notes — 9.1%
0.50% due 08/15/14	2,489,000	2,503,780
1.38% due 01/15/13	1,222,000	1,236,178
1.50% due 12/31/13	2,374,000	2,432,237
1.88% due 04/30/14	9,363,000	9,705,330
2.00% due 11/30/13	1,361,000	1,405,179
2.13% due 05/31/15	13,708,000	14,513,345
2.63% due 02/29/16	505,000	548,122
2.75% due 10/31/13	6,188,000	6,460,903
3.13% due 05/15/19	5,832,000	6,583,325
3.50% due 05/31/13	1,900,000	1,983,644
3.75% due 11/15/18	6,163,000	7,210,229
3.88% due 02/15/13	462,000	479,794
4.13% due 05/15/15	1,220,000	1,370,212
4.75% due 05/15/14	829,000	913,973
8.50% due 02/15/20	1,341,000	2,074,359

		59,420,610

Total U.S. Government Treasuries (cost $75,307,758)		81,735,823

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40 (cost $702,616)	675,000	993,553

Total Long-Term Investment Securities (cost $561,690,566)		644,894,921

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Commercial Paper — 0.9%
HSBC Americas, Inc. 0.14% due 02/01/12 (cost $5,950,000)	5,950,000	5,950,000

TOTAL INVESTMENTS (cost $567,640,566)(7)	99.8%	650,844,921
Other assets less liabilities	0.2	1,524,121

NET ASSETS	100.0%	$652,369,042

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $23,118,747 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At January 31, 2012, the aggregate value of these securities was $4,988,863 representing 0.8% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

100

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	Interest Only
(7)	See Note 3 for cost of investments on a tax basis.

ACES — Alternative Credit Enhancement Structure

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$396,811,557	$—	$—	$396,811,557
Convertible Preferred Stock	1,313,882	—	—	1,313,882
Asset Backed Securities	—	11,850,410	2,025,406	13,875,816
U.S. Corporate Bonds & Notes	—	38,431,964	—	38,431,964
Foreign Corporate Bonds & Notes	—	25,520,980	—	25,520,980
Foreign Government Agencies	—	2,936,242	—	2,936,242
U.S. Government Agencies	—	83,275,104	—	83,275,104
U.S. Government Treasuries	—	81,735,823	—	81,735,823
Municipal Bonds & Notes	—	993,553	—	993,553
Short-Term Investment Securities:
Commercial Paper	—	5,950,000	—	5,950,000

Total	$398,125,439	$250,694,076	$2,025,406	$650,844,921

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Asset Backed Securities
Balance as of 1/31/2011	$3,534,533
Accrued discounts	—
Accrued premiums	—
Realized gain	52,873
Realized loss	—
Change in unrealized appreciation(1)	125,509
Change in unrealized depreciation(1)	(49,844)
Net purchases	—
Net sales	(1,306,891)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	(330,774)

Balance as of 1/31/2012	$2,025,406

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at January 31, 2012 includes:

Asset Backed Securities
$13,338

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

101

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	43.9%
Fixed Income Investment Companies	23.3
International Equity Investment Companies	12.7
United States Treasury Notes	10.5
Time Deposits	8.0

98.4%

*	Calculated as a percentage of net assets

102

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 79.9%
Domestic Equity Investment Companies — 43.9%
Anchor Series Trust Capital Appreciation Portfolio, Class 1†	4,639	$172,528
Anchor Series Trust Growth Portfolio, Class 1	16,536	342,498
Anchor Series Trust Growth and Income Portfolio, Class 1	42,534	341,852
Anchor Series Trust Natural Resources Portfolio, Class 1	6,463	170,895
Seasons Series Trust Focus Growth Portfolio, Class 1	37,430	347,520
Seasons Series Trust Focus Value Portfolio, Class 1	59,242	676,763
Seasons Series Trust Large Cap Growth Portfolio, Class 1	33,851	342,663
Seasons Series Trust Large Cap Value Portfolio, Class 1	60,630	679,474
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	14,046	171,565
Seasons Series Trust Mid Cap Value Portfolio, Class 1	37,917	512,658
Seasons Series Trust Small Cap Portfolio, Class 1†	35,644	343,081
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	16,546	172,811
SunAmerica Series Trust Capital Growth Portfolio, Class 1†	19,164	171,607
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	38,902	339,803
SunAmerica Series Trust Equity Index Portfolio, Class 1	155,192	1,705,571
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	28,370	341,644
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1†	10,358	172,220
SunAmerica Series Trust Growth Income Portfolio, Class 1	15,597	339,897
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	69,256	517,731
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	35,918	513,532
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	14,823	171,342
SunAmerica Series Trust Real Estate Portfolio, Class 1	25,857	345,285
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	10,022	171,528
SunAmerica Series Trust Small Company Value Portfolio, Class 1	9,701	171,075
SunAmerica Series Trust Technology Portfolio, Class 1†	57,917	173,866

		9,409,409

Fixed Income Investment Companies — 23.3%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	65,783	1,032,465
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	115,319	1,378,692
Seasons Series Trust Real Return Portfolio, Class 1†	67,190	687,399
Seasons Series Trust Total Return Bond Portfolio, Class 1	94,277	862,400

Security Description	Shares/ Principal Amount	Value (Note 2)

Fixed Income Investment Companies (continued)
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	63,438	$863,575
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	31,109	171,801

		4,996,332

International Equity Investment Companies — 12.7%
Seasons Series Trust International Equity Portfolio, Class 1	120,010	855,551
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	44,511	344,758
SunAmerica Series Trust Foreign Value Portfolio, Class 1	40,432	512,049
SunAmerica Series Trust Global Bond Portfolio, Class 1	13,635	172,718
SunAmerica Series Trust Global Equities Portfolio, Class 1	38,620	511,782
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	21,508	170,826
SunAmerica Series Trust International Growth & Income Portfolio, Class 1	21,075	170,625

		2,738,309

Total Affiliated Registered Investment Companies (cost $17,093,780)		17,144,050

U.S. GOVERNMENT TREASURIES — 10.5%
United States Treasury Notes — 10.5%
2.63% due 11/15/20	$1,812,000	1,965,454
2.75% due 02/15/19	250,000	275,762

Total U.S. Government Treasuries (cost $2,209,045)		2,241,216

Total Long-Term Investment Securities (cost $19,302,825)		19,385,266

SHORT-TERM INVESTMENT SECURITIES — 8.0%
Time Deposits — 8.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/12 (cost $1,723,000)	1,723,000	1,723,000

TOTAL INVESTMENTS (cost $21,025,825)(1)	98.4%	21,108,266
Other assets less liabilities	1.6	335,562

NET ASSETS	100.0%	$21,443,828

†	Non-income producing security.
(1)	See Note 3 for cost of investments on a tax basis.
#	See Note 8
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com

103

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2012	Unrealized Appreciation (Depreciation)
43	Long	S&P 500 E-Mini Index Futures	March 2012	$2,817,175	$2,812,630	$(4,545)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$9,409,409	$—	$—	$9,409,409
Fixed Income Investment Companies	4,996,332	—	—	4,996,332
International Equity Investment Companies	2,738,309	—	—	2,738,309
U.S. Government Treasuries	—	2,241,216	—	2,241,216
Short-Term Investment Securities:
Time Deposit		1,723,000		1,723,000

Total	$17,144,050	$3,964,216	$—	$21,108,266

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$4,545	$—	$—	$4,545

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

104

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Electric-Integrated	31.4%
Pipelines	9.3
Cable/Satellite TV	7.7
Gas-Distribution	6.3
Electric-Generation	6.1
Cellular Telecom	6.1
Telephone-Integrated	5.1
Telecom Services	5.1
Commercial Paper	5.0
Oil Companies-Exploration & Production	4.6
Independent Power Producers	4.2
Wireless Equipment	2.6
Electric-Transmission	1.6
Water	1.5
Real Estate Investment Trusts	1.0
Energy-Alternate Sources	0.9
Multimedia	0.6
Oil & Gas Drilling	0.1

99.2%

*	Calculated as a percentage of net assets

105

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 87.3%
Cable/Satellite TV — 7.7%
Comcast Corp., Special Class A	70,370	$1,793,731
Kabel Deutschland Holding AG†	9,563	498,604
Liberty Global, Inc., Class A†	9,070	416,132
Time Warner Cable, Inc.	11,622	856,774

		3,565,241

Cellular Telecom — 6.1%
Cellcom Israel, Ltd.	22,840	332,094
Mobile Telesystems OJSC ADR	22,475	376,681
MTN Group, Ltd.	13,132	223,649
NII Holdings, Inc.†	19,570	393,553
TIM Participacoes SA ADR	30,556	881,541
Vodafone Group PLC	224,691	604,748

		2,812,266

Electric-Generation — 5.7%
AES Corp.†	94,310	1,203,396
CEZ AS	22,482	908,152
China Hydroelectric Corp. ADR†	10,260	13,954
E. ON Russia JSC	707,102	45,255
MPX Energia SA†	500	13,421
Tractebel Energia SA	25,800	448,015

		2,632,193

Electric-Integrated — 27.0%
American Electric Power Co., Inc.	20,452	809,081
Cia Paranaense de Energia-Copel ADR	8,720	199,601
CMS Energy Corp.	63,020	1,375,727
Constellation Energy Group, Inc.	11,000	400,730
E.ON AG†	10,877	232,551
Edison International	27,210	1,116,699
EDP — Energias de Portugal SA	384,452	1,121,930
EDP — Energias do Brasil SA	16,300	379,699
Enel OGK-5 OJSC†	766,124	42,137
Enersis SA ADR	15,720	287,833
Exelon Corp.	3,900	155,142
FirstEnergy Corp.	9,920	418,822
Fortum Oyj	14,449	317,520
GDF Suez	14,797	401,621
International Power PLC	112,133	592,649
Light SA	23,840	374,410
National Fuel Gas Co.	2,060	103,577
NextEra Energy, Inc.	13,480	806,778
Northeast Utilities	8,560	297,460
NV Energy, Inc.	17,840	289,008
OGE Energy Corp.	10,120	534,943
PPL Corp.	14,860	412,959
Public Service Enterprise Group, Inc.	38,470	1,167,180
RWE AG	6,650	254,345
SSE PLC	9,594	184,896
TGK-1 OAO	152,909,236	32,111
Verbund AG	3,610	98,077

		12,407,486

Electric-Transmission — 1.6%
Federal Grid Co. Unified Energy System JSC	1,698,990	16,310
ITC Holdings Corp.	1,020	75,184
Red Electrica Corp. SA	13,667	628,649

		720,143

Security Description	Shares	Value (Note 2)

Energy-Alternate Sources — 0.9%
EDP Renovaveis SA†	69,241	$398,511

Gas-Distribution — 6.3%
AGL Resources, Inc.	6,520	270,645
CenterPoint Energy, Inc.	24,850	458,980
Enagas SA	33,303	666,498
National Grid PLC	47,777	475,814
Sempra Energy	14,720	837,568
UGI Corp.	6,440	173,300

		2,882,805

Independent Power Producers — 3.5%
Calpine Corp.†	44,720	652,912
GenOn Energy, Inc.†	178,840	380,929
NRG Energy, Inc.†	34,399	580,655

		1,614,496

Multimedia — 0.6%
Viacom, Inc., Class B	5,880	276,595

Oil & Gas Drilling — 0.1%
Transocean, Ltd.	1,440	68,112

Oil Companies-Exploration & Production — 4.6%
Energen Corp.	4,660	224,472
EQT Corp.	12,630	638,068
Occidental Petroleum Corp.	2,660	265,388
QEP Resources, Inc.	22,290	638,386
WPX Energy, Inc.†	21,026	346,508

		2,112,822

Pipelines — 9.3%
El Paso Corp.	74,901	2,012,590
Kinder Morgan, Inc.	10,920	354,572
Spectra Energy Corp.	19,220	605,238
Williams Cos., Inc.	44,920	1,294,595

		4,266,995

Real Estate Investment Trusts — 1.0%
American Tower Corp.	7,650	485,852

Telecom Services — 4.3%
Telenet Group Holding NV†	10,917	432,255
Virgin Media, Inc.	55,690	1,327,650
XL Axiata Tbk PT	471,000	234,452

		1,994,357

Telephone-Integrated — 5.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	205,100	355,742
CenturyLink, Inc.	12,403	459,283
Deutsche Telekom AG	21,970	247,088
Frontier Communications Corp.	13,220	56,582
Portugal Telecom SGPS SA	7,650	38,025
Telecom Italia SpA RSP	467,741	391,264
Telefonica Brasil SA ADR	29,213	813,290

		2,361,274

Water — 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo†	4,500	150,257
Companhia de Saneamento de Minas Gerais	20,700	458,381
United Utilities Group PLC	7,299	69,241

		677,879

106

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment — 2.0%
Crown Castle International Corp.†	8,490	$411,595
SBA Communications Corp., Class A†	10,710	489,661

		901,256

Total Common Stock (cost $35,628,225)		40,178,283

CONVERTIBLE PREFERRED STOCK — 3.6%
Electric-Integrated — 3.6%
Great Plains Energy, Inc. 12.00%	4,830	305,353
NextEra Energy, Inc. 7.00%	8,700	457,185
PPL Corp. 8.75%	8,570	450,439
PPL Corp. 9.50%	8,120	440,104

Total Convertible Preferred Stock (cost $1,633,571)		1,653,081

PREFERRED STOCK — 1.2%
Electric-Generation — 0.4%
AES Tiete SA	13,200	188,949

Electric-Integrated — 0.8%
Cia Energetica de Minas Gerais	9,300	188,267
Cia Paranaense de Energia	7,700	178,706

Total Preferred Stock (cost $471,089)		555,922

CONVERTIBLE BONDS & NOTES — 1.4%
Telecom Services — 0.8%
Virgin Media, Inc. Senior Notes 6.50% due 11/15/16	$242,000	366,025

Wireless Equipment — 0.6%
SBA Communications Corp. Senior Notes 4.00% due 10/01/14	160,000	256,400

Total Convertible Bonds & Notes (cost $507,823)		622,425

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 0.7%
Independent Power Producers — 0.7%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20	$294,000	$273,420
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/21*(1)	70,000	66,500

Total U.S. Corporate Bonds & Notes (cost $355,599)		339,920

Total Long-Term Investment Securities (cost $38,591,912)		43,349,631

SHORT-TERM INVESTMENT SECURITIES — 5.0%
Commercial Paper — 5.0%
General Electric Co. 0.04% due 02/01/12	917,000	917,000
HSBC Americas, Inc. 0.14% due 02/01/12	1,376,000	1,376,000

Total Short-Term Investment Securities (cost $2,293,000)		2,293,000

TOTAL INVESTMENTS (cost $40,884,912)(2)	99.2%	45,642,631
Other assets less liabilities	0.8	380,188

NET ASSETS	100.0%	$46,022,819

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $66,500 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At January 31, 2012, the aggregate value of these securities was $66,500, representing 0.1% of net assets.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

RSP — Risparmio Shares-Savings in the Italian Stock Exchange

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	BRL	301,000	USD	172,305	02/02/2012	$30	$—
	EUR	84,862	USD	108,002	04/12/2012	—	(3,025)
	GBP	635,381	USD	981,541	04/12/2012	—	(19,114)
	USD	173,078	BRL	301,000	02/02/2012	—	(802)

						30	(22,941)

Citibank N.A.	EUR	3,197	USD	4,195	04/12/2012	13	—

Credit Suisse London Branch	EUR	303,733	USD	388,295	04/12/2012	—	(9,094)
	GBP	17,715	USD	27,122	04/12/2012	—	(777)
	USD	34,078	EUR	26,445	04/12/2012	521	—
	USD	18,664	GBP	11,851	04/12/2012	0	—

						521	(9,871)

Deutsche Bank AG	EUR	141,412	USD	180,047	04/12/2012	—	(4,968)
	GBP	599,851	USD	926,271	04/12/2012	—	(18,428)
	USD	71,049	EUR	54,602	04/12/2012	390	—

						390	(23,396)

107

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	USD	7,537	EUR	5,904	04/12/2012	$187	$—

HSBC Bank	BRL	998,803	USD	574,355	02/02/2012	2,696	—
	EUR	56,106	USD	71,446	04/12/2012	—	(1,959)
	USD	574,322	BRL	998,803	02/02/2012	—	(2,663)

						2,696	(4,622)

JPMorgan Chase Bank N.A	BRL	1,529,803	USD	876,795	02/02/2012	1,221	—
	BRL	1,529,803	USD	865,420	04/03/2012	2,307	—
	EUR	106,449	USD	135,923	04/12/2012	—	(3,348)
	USD	876,678	BRL	1,529,803	02/02/2012	—	(1,104)
	USD	16,776	EUR	13,071	04/12/2012	326	—
	USD	15,375	GBP	9,849	04/12/2012	137	—

						3,991	(4,452)

Merrill Lynch International Bank, Ltd.	EUR	249,599	USD	317,794	04/12/2012	—	(8,767)
	USD	6,585	EUR	5,144	04/12/2012	145	—

						145	(8,767)

UBS AG	EUR	1,949,655	USD	2,608,736	03/15/2012	58,231	—

Net Unrealized Appreciation/(Depreciation)						$66,204	$(74,049)

BRL	— Brazilian Real
EUR	— Euro Dollar
GBP	— British Pound
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Cable/Satellite TV	$3,565,241	$—	$—	$3,565,241
Cellular Telecom	2,812,266	—	—	2,812,266
Electric-Generation	2,632,193	—	—	2,632,193
Electric-Integrated	12,407,486	—	—	12,407,486
Gas-Distribution	2,882,805	—	—	2,882,805
Pipelines	4,266,995	—	—	4,266,995
Telephone-Integrated	2,361,274	—	—	2,361,274
Other Industries*	9,250,023	—	—	9,250,023
Convertible Preferred Stocks	1,653,081	—	—	1,653,081
Preferred Stocks	555,922	—	—	555,922
Convertible Bonds & Notes	—	622,425	—	622,425
U.S. Corporate Bonds & Notes	—	339,920	—	339,920
Short-Term Investment Securities:
Commercial Paper	—	2,293,000	—	2,293,000
Other Financial Instruments:@
Forward Foreign Currency Contracts-Appreciation	—	66,204	—	66,204

Total	$42,387,286	$3,321,549	$—	$45,708,835

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts-Depreciation	$—	$74,049	$—	$74,049

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

108

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Repurchase Agreement	6.5%
Oil Companies-Integrated	5.9
Medical-Drugs	5.3
Computers	3.9
Diversified Banking Institutions	3.0
Diversified Manufacturing Operations	3.0
Electric-Integrated	2.9
Telephone-Integrated	2.5
Oil Companies-Exploration & Production	2.4
Banks-Super Regional	2.3
Computer Services	2.3
Exchange-Traded Funds	2.2
Applications Software	2.2
Beverages-Non-alcoholic	2.1
Electronic Components-Semiconductors	1.9
Real Estate Investment Trusts	1.9
Cosmetics & Toiletries	1.9
Tobacco	1.7
Retail-Discount	1.5
Multimedia	1.5
Retail-Restaurants	1.4
Web Portals/ISP	1.3
Medical-Biomedical/Gene	1.2
Commercial Services-Finance	1.2
Food-Misc.	1.2
Oil-Field Services	1.2
Aerospace/Defense	1.1
Insurance-Reinsurance	1.1
Cable/Satellite TV	1.0
Enterprise Software/Service	1.0
Transport-Services	1.0
Chemicals-Diversified	1.0
Medical-HMO	1.0
Insurance-Multi-line	1.0
Medical Products	0.9
Semiconductor Components-Integrated Circuits	0.9
E-Commerce/Products	0.9
Networking Products	0.8
Transport-Rail	0.8
Retail-Building Products	0.8
Medical Instruments	0.7
Aerospace/Defense-Equipment	0.7
Computers-Memory Devices	0.7
Retail-Drug Store	0.7
Machinery-Construction & Mining	0.6
Insurance-Life/Health	0.6
Investment Management/Advisor Services	0.6
Agricultural Chemicals	0.6
Pipelines	0.5
Finance-Credit Card	0.5
Oil Field Machinery & Equipment	0.4
Insurance-Property/Casualty	0.4
Banks-Fiduciary	0.4
Pharmacy Services	0.4
Auto-Cars/Light Trucks	0.4
Medical-Wholesale Drug Distribution	0.4
Instruments-Controls	0.3
Metal-Copper	0.3
Apparel Manufacturers	0.3
Retail-Apparel/Shoe	0.3
Electric Products-Misc.	0.3

Retail-Major Department Stores	0.3%
Banks-Commercial	0.3
Athletic Footwear	0.3
Chemicals-Specialty	0.3
Industrial Gases	0.3
Consumer Products-Misc.	0.3
Machinery-Farming	0.3
Distribution/Wholesale	0.3
Food-Retail	0.3
Finance-Other Services	0.3
Gas-Distribution	0.3
E-Commerce/Services	0.3
Insurance Brokers	0.3
Semiconductor Equipment	0.2
Instruments-Scientific	0.2
Gold Mining	0.2
Auto/Truck Parts & Equipment-Original	0.2
Oil & Gas Drilling	0.2
Retail-Regional Department Stores	0.2
Hotels/Motels	0.2
Non-Hazardous Waste Disposal	0.2
Medical-Generic Drugs	0.2
Metal Processors & Fabrication	0.2
Electronic Security Devices	0.2
Wireless Equipment	0.2
Telecom Equipment-Fiber Optics	0.2
Coal	0.2
Oil Refining & Marketing	0.2
Retail-Auto Parts	0.2
Engines-Internal Combustion	0.2
Beverages-Wine/Spirits	0.2
Data Processing/Management	0.2
Agricultural Operations	0.1
Electronic Measurement Instruments	0.1
Paper & Related Products	0.1
Television	0.1
Electronic Components-Misc.	0.1
Internet Security	0.1
Steel-Producers	0.1
Food-Confectionery	0.1
Medical Labs & Testing Services	0.1
Food-Wholesale/Distribution	0.1
U.S. Government Treasuries	0.1
Advertising Agencies	0.1
Telecommunication Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Broadcast Services/Program	0.1
Engineering/R&D Services	0.1
Electronic Forms	0.1
Tools-Hand Held	0.1
Vitamins & Nutrition Products	0.1
Finance-Investment Banker/Broker	0.1
Retail-Bedding	0.1
Toys	0.1
Office Automation & Equipment	0.1
Cruise Lines	0.1
Industrial Automated/Robotic	0.1
Machinery-Pumps	0.1
Metal-Aluminum	0.1
Containers-Metal/Glass	0.1
Metal-Iron	0.1

109

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (continued)

Commercial Services	0.1%
Motorcycle/Motor Scooter	0.1
Retail-Office Supplies	0.1
Building-Residential/Commercial	0.1
Internet Infrastructure Software	0.1
Food-Meat Products	0.1
Casino Hotels	0.1
Machinery-General Industrial	0.1
Electronic Connectors	0.1
Cellular Telecom	0.1
Computers-Integrated Systems	0.1
Medical Information Systems	0.1
Retail-Automobile	0.1
Coatings/Paint	0.1
Schools	0.1
Electric-Generation	0.1
Computer Aided Design	0.1
Dental Supplies & Equipment	0.1
Retail-Jewelry	0.1
Savings & Loans/Thrifts	0.1
Disposable Medical Products	0.1
Dialysis Centers	0.1
Finance-Consumer Loans	0.1
Airlines	0.1
Hazardous Waste Disposal	0.1
Electronics-Military	0.1
Retail-Consumer Electronics	0.1
Filtration/Separation Products	0.1
Brewery	0.1
Containers-Paper/Plastic	0.1

101.4%

*	Calculated as a percentage of net assets

110

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 92.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	663	$6,849
Omnicom Group, Inc.	397	18,107

		24,956

Aerospace/Defense — 1.1%
Boeing Co.	1,069	79,298
General Dynamics Corp.	512	35,410
Lockheed Martin Corp.	381	31,364
Northrop Grumman Corp.	376	21,827
Raytheon Co.	499	23,947
Rockwell Collins, Inc.	218	12,620

		204,466

Aerospace/Defense-Equipment — 0.7%
Goodrich Corp.	180	22,455
United Technologies Corp.	1,303	102,090

		124,545

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	94	16,674
Monsanto Co.	770	63,178
Mosaic Co.	429	24,011

		103,863

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	962	27,542

Airlines — 0.1%
Southwest Airlines Co.	1,119	10,720

Apparel Manufacturers — 0.3%
Coach, Inc.	420	29,421
Ralph Lauren Corp.	93	14,136
VF Corp.	125	16,436

		59,993

Appliances — 0.0%
Whirlpool Corp.	110	5,975

Applications Software — 2.2%
Citrix Systems, Inc.†	269	17,542
Compuware Corp.†	315	2,470
Intuit, Inc.	427	24,100
Microsoft Corp.	10,772	318,097
Red Hat, Inc.†	277	12,844
Salesforce.com, Inc.†	195	22,776

		397,829

Athletic Footwear — 0.3%
NIKE, Inc., Class B	534	55,531

Audio/Video Products — 0.0%
Harman International Industries, Inc.	100	4,220

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	5,467	67,900

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	515	22,763

Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.†	158	11,792
Johnson Controls, Inc.	978	31,071

		42,863

Banks-Commercial — 0.3%
BB&T Corp.	1,003	27,271
First Horizon National Corp.	379	3,309

Security Description	Shares	Value (Note 2)

Banks-Commercial (continued)
M&T Bank Corp.	181	$14,433
Regions Financial Corp.	1,812	9,459
Zions Bancorporation	265	4,462

		58,934

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	1,744	35,107
Northern Trust Corp.	347	14,300
State Street Corp.	708	27,739

		77,146

Banks-Super Regional — 2.3%
Capital One Financial Corp.	661	30,241
Comerica, Inc.	285	7,886
Fifth Third Bancorp	1,323	17,212
Huntington Bancshares, Inc.	1,243	7,097
KeyCorp	1,371	10,653
PNC Financial Services Group, Inc.	758	44,661
SunTrust Banks, Inc.	772	15,880
US Bancorp	2,746	77,492
Wells Fargo & Co.	7,589	221,675

		432,797

Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	3,268	220,688
Coca-Cola Enterprises, Inc.	449	12,029
Dr Pepper Snapple Group, Inc.	308	11,956
PepsiCo, Inc.	2,249	147,692

		392,365

Beverages-Wine/Spirits — 0.2%
Beam, Inc.	224	11,717
Brown-Forman Corp., Class B	145	11,776
Constellation Brands, Inc., Class A†	250	5,225

		28,718

Brewery — 0.1%
Molson Coors Brewing Co., Class B	227	9,736

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	380	16,295
Scripps Networks Interactive, Inc., Class A	140	6,070

		22,365

Building Products-Wood — 0.0%
Masco Corp.	514	6,204

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	400	5,568
Lennar Corp., Class A	231	4,964
PulteGroup, Inc.†	485	3,613

		14,145

Cable/Satellite TV — 1.0%
Cablevision Systems Corp., Class A	318	4,627
Comcast Corp., Class A	3,921	104,259
DIRECTV, Class A†	1,015	45,685
Time Warner Cable, Inc.	459	33,838

		188,409

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	114	13,136

Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	422	3,731
Sprint Nextel Corp.†	4,312	9,141

		12,872

111

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals-Diversified — 1.0%
Air Products & Chemicals, Inc.	303	$26,673
Dow Chemical Co.	1,700	56,967
E.I. du Pont de Nemours & Co.	1,329	67,633
FMC Corp.	101	9,361
PPG Industries, Inc.	223	19,976

		180,610

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	198	9,963
Ecolab, Inc.	432	26,110
International Flavors & Fragrances, Inc.	117	6,530
Sigma-Aldrich Corp.	173	11,771

		54,374

Coal — 0.2%
Alpha Natural Resources, Inc.†	317	6,378
Consol Energy, Inc.	326	11,651
Peabody Energy Corp.	390	13,295
SunCoke Energy, Inc.†	82	1,102

		32,426

Coatings/Paint — 0.1%
Sherwin-Williams Co.	124	12,094

Commercial Services — 0.1%
Iron Mountain, Inc.	268	8,260
Quanta Services, Inc.†	303	6,545

		14,805

Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	702	38,456
Equifax, Inc.	175	6,820
H&R Block, Inc.	421	6,888
Mastercard, Inc., Class A	153	54,402
Moody’s Corp.	281	10,462
Paychex, Inc.	464	14,616
Total System Services, Inc.	233	4,995
Visa, Inc., Class A	732	73,668
Western Union Co.	890	16,999

		227,306

Computer Aided Design — 0.1%
Autodesk, Inc.†	326	11,736

Computer Services — 2.3%
Accenture PLC, Class A	922	52,867
Cognizant Technology Solutions Corp., Class A†	434	31,139
Computer Sciences Corp.	224	5,786
International Business Machines Corp.	1,696	326,650

		416,442

Computer Software — 0.0%
Akamai Technologies, Inc.†	258	8,321

Computers — 3.9%
Apple, Inc.†	1,337	610,314
Dell, Inc.†	2,197	37,854
Hewlett-Packard Co.	2,858	79,967

		728,135

Computers-Integrated Systems — 0.1%
Teradata Corp.†	240	12,854

Security Description	Shares	Value (Note 2)

Computers-Memory Devices — 0.7%
EMC Corp.†	2,935	$75,606
NetApp, Inc.†	515	19,436
SanDisk Corp.†	346	15,874
Western Digital Corp.†	337	12,250

		123,166

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	103	3,595

Consulting Services — 0.0%
SAIC, Inc.†	398	5,118

Consumer Products-Misc. — 0.3%
Clorox Co.	189	12,977
Kimberly-Clark Corp.	566	40,503

		53,480

Containers-Metal/Glass — 0.1%
Ball Corp.	234	9,187
Owens-Illinois, Inc.†	236	5,676

		14,863

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	148	4,629
Sealed Air Corp.	232	4,624

		9,253

Cosmetics & Toiletries — 1.9%
Avon Products, Inc.	621	11,035
Colgate-Palmolive Co.	696	63,141
Estee Lauder Cos., Inc., Class A	321	18,596
Procter & Gamble Co.	3,958	249,512

		342,284

Cruise Lines — 0.1%
Carnival Corp.	651	19,660

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	70	5,797
Fidelity National Information Services, Inc.	349	9,967
Fiserv, Inc.†	203	12,767

		28,531

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	203	7,661
Patterson Cos., Inc.	126	4,059

		11,720

Dialysis Centers — 0.1%
DaVita, Inc.†	135	11,044

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	123	11,380

Distribution/Wholesale — 0.3%
Fastenal Co.	424	19,792
Genuine Parts Co.	224	14,287
WW Grainger, Inc.	88	16,785

		50,864

Diversified Banking Institutions — 3.0%
Bank of America Corp.	14,584	103,984
Citigroup, Inc.	4,207	129,239
Goldman Sachs Group, Inc.	708	78,921
JPMorgan Chase & Co.	5,467	203,919
Morgan Stanley	2,136	39,836

		555,899

112

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations — 3.0%
3M Co.	1,009	$87,490
Cooper Industries PLC	228	13,479
Danaher Corp.	819	43,006
Dover Corp.	267	16,930
Eaton Corp.	482	23,632
General Electric Co.	15,191	284,224
Illinois Tool Works, Inc.	695	36,856
Ingersoll-Rand PLC	449	15,688
Leggett & Platt, Inc.	200	4,292
Parker Hannifin Corp.	217	17,508
Textron, Inc.	400	10,192

		553,297

Diversified Operations — 0.0%
Leucadia National Corp.	285	7,912

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	523	101,692
eBay, Inc.†	1,653	52,235
Netflix, Inc.†	79	9,496

		163,423

E-Commerce/Services — 0.3%
Expedia, Inc.	137	4,435
priceline.com, Inc.†	72	38,122
TripAdvisor, Inc.†	137	4,509

		47,066

Electric Products-Misc. — 0.3%
Emerson Electric Co.	1,059	54,411
Molex, Inc.	197	5,209

		59,620

Electric-Generation — 0.1%
AES Corp.†	927	11,829

Electric-Integrated — 2.9%
Ameren Corp.	349	11,042
American Electric Power Co., Inc.	695	27,494
CMS Energy Corp.	363	7,924
Consolidated Edison, Inc.	421	24,822
Constellation Energy Group, Inc.	290	10,565
Dominion Resources, Inc.	819	40,983
DTE Energy Co.	244	12,983
Duke Energy Corp.	1,918	40,873
Edison International	468	19,207
Entergy Corp.	254	17,623
Exelon Corp.	954	37,950
FirstEnergy Corp.	602	25,416
Integrys Energy Group, Inc.	112	5,814
NextEra Energy, Inc.	607	36,329
Northeast Utilities	255	8,861
Pepco Holdings, Inc.	326	6,409
PG&E Corp.	584	23,745
Pinnacle West Capital Corp.	157	7,420
PPL Corp.	832	23,121
Progress Energy, Inc.	424	23,036
Public Service Enterprise Group, Inc.	728	22,088
SCANA Corp.	166	7,442
Southern Co.	1,241	56,540
TECO Energy, Inc.	310	5,596
Wisconsin Energy Corp.	332	11,288
Xcel Energy, Inc.	697	18,540

		533,111

Security Description	Shares	Value (Note 2)

Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	263	$5,960
TE Connectivity, Ltd.	610	20,801

		26,761

Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	842	5,650
Altera Corp.	462	18,383
Broadcom Corp., Class A†	698	23,969
First Solar, Inc.†	85	3,594
Intel Corp.	7,328	193,606
LSI Corp.†	811	6,139
Microchip Technology, Inc.	275	10,150
Micron Technology, Inc.†	1,421	10,785
NVIDIA Corp.†	879	12,983
Texas Instruments, Inc.	1,644	53,233
Xilinx, Inc.	377	13,516

		352,008

Electronic Connectors — 0.1%
Amphenol Corp., Class A	238	12,954

Electronic Forms — 0.1%
Adobe Systems, Inc.†	706	21,851

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	500	21,235
FLIR Systems, Inc.	225	5,794

		27,029

Electronic Security Devices — 0.2%
Tyco International, Ltd.	666	33,933

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	143	10,116

Engineering/R&D Services — 0.1%
Fluor Corp.	244	13,722
Jacobs Engineering Group, Inc.†	184	8,236

		21,958

Engines-Internal Combustion — 0.2%
Cummins, Inc.	277	28,808

Enterprise Software/Service — 1.0%
BMC Software, Inc.†	245	8,879
CA, Inc.	533	13,741
Oracle Corp.	5,663	159,696

		182,316

Entertainment Software — 0.0%
Electronic Arts, Inc.†	477	8,858

Filtration/Separation Products — 0.1%
Pall Corp.	166	9,907

Finance-Consumer Loans — 0.1%
SLM Corp.	732	10,943

Finance-Credit Card — 0.5%
American Express Co.	1,454	72,904
Discover Financial Services	790	21,472

		94,376

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	1,553	18,092
E*Trade Financial Corp.†	366	2,998

		21,090

113

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance-Other Services — 0.3%
CME Group, Inc.	95	$22,753
IntercontinentalExchange, Inc.†	105	12,020
NASDAQ OMX Group, Inc.†	184	4,560
NYSE Euronext	376	9,987

		49,320

Food-Confectionery — 0.1%
Hershey Co.	221	13,499
J.M. Smucker Co.	164	12,920

		26,419

Food-Dairy Products — 0.0%
Dean Foods Co.†	264	2,841

Food-Meat Products — 0.1%
Hormel Foods Corp.	199	5,727
Tyson Foods, Inc., Class A	420	7,829

		13,556

Food-Misc. — 1.2%
Campbell Soup Co.	258	8,179
ConAgra Foods, Inc.	597	15,922
General Mills, Inc.	926	36,882
H.J. Heinz Co.	461	23,903
Kellogg Co.	356	17,629
Kraft Foods, Inc., Class A	2,543	97,397
McCormick & Co., Inc.	190	9,602
Sara Lee Corp.	851	16,297

		225,811

Food-Retail — 0.3%
Kroger Co.	859	20,410
Safeway, Inc.	489	10,748
SUPERVALU, Inc.	306	2,114
Whole Foods Market, Inc.	230	17,027

		50,299

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	850	25,594

Gambling (Non-Hotel) — 0.0%
International Game Technology	427	6,802

Gas-Distribution — 0.3%
AGL Resources, Inc.	168	6,974
CenterPoint Energy, Inc.	612	11,304
NiSource, Inc.	404	9,183
Sempra Energy	345	19,630

		47,091

Gold Mining — 0.2%
Newmont Mining Corp.	713	43,835

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	123	10,334

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	416	7,684

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	386	13,298
Starwood Hotels & Resorts Worldwide, Inc.	277	15,025
Wyndham Worldwide Corp.	219	8,707

		37,030

Security Description	Shares	Value (Note 2)

Human Resources — 0.0%
Robert Half International, Inc.	205	$5,676

Independent Power Producers — 0.0%
NRG Energy, Inc.†	330	5,570

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	204	15,885

Industrial Gases — 0.3%
Airgas, Inc.	98	7,735
Praxair, Inc.	431	45,772

		53,507

Instruments-Controls — 0.3%
Honeywell International, Inc.	1,113	64,599

Instruments-Scientific — 0.2%
PerkinElmer, Inc.	163	3,909
Thermo Fisher Scientific, Inc.†	545	28,830
Waters Corp.†	130	11,254

		43,993

Insurance Brokers — 0.3%
Aon Corp.	465	22,520
Marsh & McLennan Cos., Inc.	774	24,451

		46,971

Insurance-Life/Health — 0.6%
Aflac, Inc.	672	32,411
Lincoln National Corp.	434	9,348
Principal Financial Group, Inc.	440	12,016
Prudential Financial, Inc.	679	38,866
Torchmark Corp.	146	6,668
Unum Group	420	9,589

		108,898

Insurance-Multi-line — 1.0%
ACE, Ltd.	485	33,756
Allstate Corp.	727	20,974
American International Group, Inc.†(1)	629	15,794
Assurant, Inc.	133	5,267
Cincinnati Financial Corp.	233	7,615
Genworth Financial, Inc., Class A†	706	5,443
Hartford Financial Services Group, Inc.	642	11,248
Loews Corp.	440	16,416
MetLife, Inc.	1,522	53,772
XL Group PLC	461	9,345

		179,630

Insurance-Property/Casualty — 0.4%
Chubb Corp.	400	26,964
Progressive Corp.	887	17,989
Travelers Cos., Inc.	594	34,630

		79,583

Insurance-Reinsurance — 1.1%
Berkshire Hathaway, Inc., Class B†	2,529	198,198

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	114	13,650

Internet Security — 0.1%
Symantec Corp.†	1,061	18,238
VeriSign, Inc.	229	8,487

		26,725

114

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	325	$17,404
BlackRock, Inc.	144	26,208
Federated Investors, Inc., Class B	133	2,271
Franklin Resources, Inc.	210	22,281
Invesco, Ltd.	649	14,648
Legg Mason, Inc.	179	4,559
T. Rowe Price Group, Inc.	364	21,054

		108,425

Linen Supply & Related Items — 0.0%
Cintas Corp.	158	5,854

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	930	101,482
Joy Global, Inc.	151	13,694

		115,176

Machinery-Farming — 0.3%
Deere & Co.	596	51,345

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	139	12,981

Machinery-Pumps — 0.1%
Flowserve Corp.	80	8,814
Xylem, Inc.	265	6,866

		15,680

Medical Information Systems — 0.1%
Cerner Corp.†	210	12,787

Medical Instruments — 0.7%
Boston Scientific Corp.†	2,132	12,706
Edwards Lifesciences Corp.†	164	13,558
Intuitive Surgical, Inc.†	55	25,295
Medtronic, Inc.	1,519	58,588
St. Jude Medical, Inc.	459	19,145

		129,292

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	142	12,978
Quest Diagnostics, Inc.	227	13,184

		26,162

Medical Products — 0.9%
Baxter International, Inc.	812	45,050
Becton, Dickinson and Co.	309	24,229
CareFusion Corp.†	323	7,736
Covidien PLC	694	35,741
Hospira, Inc.†	237	8,167
Stryker Corp.	468	25,941
Varian Medical Systems, Inc.†	162	10,671
Zimmer Holdings, Inc.†	258	15,673

		173,208

Medical-Biomedical/Gene — 1.2%
Amgen, Inc.	1,141	77,485
Biogen Idec, Inc.†	350	41,272
Celgene Corp.†	639	46,455
Gilead Sciences, Inc.†	1,082	52,845
Life Technologies Corp.†	257	12,447

		230,504

Medical-Drugs — 5.3%
Abbott Laboratories	2,242	121,404
Allergan, Inc.	439	38,593

Security Description	Shares	Value (Note 2)

Medical-Drugs (continued)
Bristol-Myers Squibb Co.	2,438	$78,601
Eli Lilly & Co.	1,466	58,259
Forest Laboratories, Inc.†	384	12,204
Johnson & Johnson	3,930	259,026
Merck & Co., Inc.	4,386	167,808
Pfizer, Inc.	11,062	236,727

		972,622

Medical-Generic Drugs — 0.2%
Mylan, Inc.†	614	12,741
Perrigo Co.	134	12,810
Watson Pharmaceuticals, Inc.†	183	10,729

		36,280

Medical-HMO — 1.0%
Aetna, Inc.	521	22,768
Cigna Corp.	411	18,425
Coventry Health Care, Inc.†	208	6,254
Humana, Inc.	235	20,920
UnitedHealth Group, Inc.	1,533	79,394
WellPoint, Inc.	501	32,224

		179,985

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	625	3,306

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	372	14,497
Cardinal Health, Inc.	497	21,386
McKesson Corp.	353	28,847

		64,730

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	208	34,045

Metal-Aluminum — 0.1%
Alcoa, Inc.	1,531	15,555

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	1,364	63,030

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	205	14,811

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	334	14,759

Multimedia — 1.5%
McGraw-Hill Cos., Inc.	422	19,412
News Corp., Class A	3,155	59,409
Time Warner, Inc.	1,440	53,366
Viacom, Inc., Class B	794	37,350
Walt Disney Co.	2,585	100,556

		270,093

Networking Products — 0.8%
Cisco Systems, Inc.	7,735	151,838

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	119	1,830

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	454	13,293
Waste Management, Inc.	662	23,011

		36,304

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	287	5,444
Xerox Corp.	1,996	15,469

		20,913

115

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	152	$4,127

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	100	6,230
Helmerich & Payne, Inc.	154	9,503
Nabors Industries, Ltd.†	414	7,709
Noble Corp.†	364	12,682
Rowan Cos., Inc.†	180	6,122

		42,246

Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp.	717	57,876
Apache Corp.	553	54,681
Cabot Oil & Gas Corp.	303	9,666
Chesapeake Energy Corp.	949	20,052
Denbury Resources, Inc.†	571	10,769
Devon Energy Corp.	581	37,074
EOG Resources, Inc.	387	41,076
EQT Corp.	215	10,862
Newfield Exploration Co.†	190	7,184
Noble Energy, Inc.	253	25,469
Occidental Petroleum Corp.	1,167	116,432
Pioneer Natural Resources Co.	177	17,576
QEP Resources, Inc.	255	7,303
Range Resources Corp.	225	12,942
Southwestern Energy Co.†	500	15,570
WPX Energy, Inc.†	282	4,647

		449,179

Oil Companies-Integrated — 5.9%
Chevron Corp.	2,866	295,427
ConocoPhillips	1,911	130,349
Exxon Mobil Corp.	6,898	577,639
Hess Corp.	429	24,153
Marathon Oil Corp.	1,013	31,798
Marathon Petroleum Corp.	513	19,607
Murphy Oil Corp.	278	16,569

		1,095,542

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	353	18,779
FMC Technologies, Inc.†	344	17,582
National Oilwell Varco, Inc.	609	45,054

		81,415

Oil Refining & Marketing — 0.2%
Sunoco, Inc.	154	5,907
Tesoro Corp.†	204	5,106
Valero Energy Corp.	806	19,336

		30,349

Oil-Field Services — 1.2%
Baker Hughes, Inc.	628	30,854
Halliburton Co.	1,324	48,697
Schlumberger, Ltd.	1,931	145,153

		224,704

Paper & Related Products — 0.1%
International Paper Co.	629	19,587
MeadWestvaco Corp.	246	7,242

		26,829

Security Description	Shares	Value (Note 2)

Pharmacy Services — 0.4%
Express Scripts, Inc.†	700	$35,812
Medco Health Solutions, Inc.†	557	34,545

		70,357

Pipelines — 0.5%
El Paso Corp.	1,110	29,826
ONEOK, Inc.	148	12,308
Spectra Energy Corp.	935	29,443
Williams Cos., Inc.	849	24,468

		96,045

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	271	3,079

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	344	4,875
Washington Post Co., Class B	9	3,408

		8,283

Quarrying — 0.0%
Vulcan Materials Co.	186	8,158

Real Estate Investment Trusts — 1.9%
American Tower Corp.	565	35,883
Apartment Investment & Management Co., Class A	175	4,298
AvalonBay Communities, Inc.	137	18,633
Boston Properties, Inc.	213	22,163
Equity Residential	426	25,368
HCP, Inc.	587	24,672
Health Care REIT, Inc.	273	15,618
Host Hotels & Resorts, Inc.	1,016	16,683
Kimco Realty Corp.	585	10,676
Plum Creek Timber Co., Inc.	232	8,997
ProLogis, Inc.	660	20,929
Public Storage	204	28,328
Simon Property Group, Inc.	422	57,333
Ventas, Inc.	414	24,140
Vornado Realty Trust	265	21,433
Weyerhaeuser Co.	772	15,455

		350,609

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	466	8,994

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	124	5,697
Gap, Inc.	500	9,490
Limited Brands, Inc.	354	14,818
Ross Stores, Inc.	505	25,664
Urban Outfitters, Inc.†	160	4,240

		59,909

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	41	14,263
O’Reilly Automotive, Inc.†	185	15,079

		29,342

Retail-Automobile — 0.1%
AutoNation, Inc.†	69	2,468
CarMax, Inc.†	326	9,920

		12,388

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	346	21,002

116

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Building Products — 0.8%
Home Depot, Inc.	2,218	$98,457
Lowe’s Cos., Inc.	1,802	48,348
Orchard Supply Hardware Stores Corp., Class A†	4	77

		146,882

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	199	4,649

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	422	10,107

Retail-Discount — 1.5%
Big Lots, Inc.†	94	3,712
Costco Wholesale Corp.	624	51,337
Dollar Tree, Inc.†	171	14,503
Family Dollar Stores, Inc.	169	9,430
Target Corp.	967	49,133
Wal-Mart Stores, Inc.	2,514	154,259

		282,374

Retail-Drug Store — 0.7%
CVS Caremark Corp.	1,873	78,198
Walgreen Co.	1,279	42,667

		120,865

Retail-Jewelry — 0.1%
Tiffany & Co.	183	11,675

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	205	8,518
Nordstrom, Inc.	233	11,506
Sears Holdings Corp.†	56	2,360
TJX Cos., Inc.	542	36,932

		59,316

Retail-Office Supplies — 0.1%
Staples, Inc.	1,006	14,718

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	365	16,786
Macy’s, Inc.	604	20,349

		37,135

Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	45	16,528
Darden Restaurants, Inc.	189	8,669
McDonald’s Corp.	1,473	145,901
Starbucks Corp.	1,072	51,381
Yum! Brands, Inc.	663	41,988

		264,467

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	352	4,576

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	760	5,115
People’s United Financial, Inc.	518	6,387

		11,502

Schools — 0.1%
Apollo Group, Inc., Class A†	167	8,753
DeVry, Inc.	87	3,285

		12,038

Security Description	Shares	Value (Note 2)

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	429	$16,787
Linear Technology Corp.	327	10,895
QUALCOMM, Inc.	2,418	142,227

		169,909

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	1,879	23,074
KLA-Tencor Corp.	239	12,220
Novellus Systems, Inc.†	96	4,527
Teradyne, Inc.†	266	4,349

		44,170

Steel-Producers — 0.1%
Nucor Corp.	456	20,287
United States Steel Corp.	208	6,280

		26,567

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	153	6,945

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	2,261	29,099
JDS Uniphase Corp.†	329	4,175

		33,274

Telecommunication Equipment — 0.1%
Harris Corp.	167	6,847
Juniper Networks, Inc.†	758	15,865
Tellabs, Inc.	516	1,961

		24,673

Telephone-Integrated — 2.5%
AT&T, Inc.	8,527	250,779
CenturyLink, Inc.	888	32,882
Frontier Communications Corp.	1,432	6,129
Verizon Communications, Inc.	4,074	153,427
Windstream Corp.	838	10,115

		453,332

Television — 0.1%
CBS Corp., Class B	942	26,828

Tobacco — 1.7%
Altria Group, Inc.	2,960	84,064
Lorillard, Inc.	194	20,834
Philip Morris International, Inc.	2,500	186,925
Reynolds American, Inc.	487	19,105

		310,928

Tools-Hand Held — 0.1%
Snap-on, Inc.	84	4,747
Stanley Black & Decker, Inc.	242	16,983

		21,730

Toys — 0.1%
Hasbro, Inc.	167	5,830
Mattel, Inc.	488	15,128

		20,958

Transport-Rail — 0.8%
CSX Corp.	1,511	34,073
Norfolk Southern Corp.	484	34,945
Union Pacific Corp.	695	79,445

		148,463

117

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	236	$16,246
Expeditors International of Washington, Inc.	305	13,618
FedEx Corp.	457	41,811
Ryder System, Inc.	74	4,165
United Parcel Service, Inc., Class B	1,388	105,002

		180,842

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	293	21,708

Web Portals/ISP — 1.3%
Google, Inc., Class A†	364	211,160
Yahoo!, Inc.†	1,785	27,614

		238,774

Wireless Equipment — 0.2%
Motorola Mobility Holdings, Inc.†	379	14,641
Motorola Solutions, Inc.	412	19,121

		33,762

Total Common Stock (cost $15,908,650)		17,105,859

EXCHANGE-TRADED FUNDS — 2.2%
iShares S&P 500 Index Fund (cost $389,871)	3,100	408,487

PREFERRED STOCK — 0.0%
Retail-Building Products — 0.0%
Orchard Supply Hardware, Series A 0.0%† (cost $1)	0	1

Total Long-Term Investment Securities (cost $16,298,522)		17,514,347

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.03% due 03/15/12(2) (cost $24,999)	$25,000	24,999

REPURCHASE AGREEMENT — 6.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $1,202,000)	1,202,000	1,202,000

TOTAL INVESTMENTS (cost $17,525,521)(4)	101.4%	18,741,346
Liabilities in excess of other assets	(1.4)	(256,757)

NET ASSETS	100.0%	$18,484,589

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2012	Unrealized Appreciation (Depreciation)
5	Long	S&P 500 E-Mini Futures Index	March 2012	$314,571	$327,050	$12,479

118

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$972,622	$—	$—	$972,622
Oil Companies-Integrated	1,095,542	—	—	1,095,542
Other Industries*	15,037,695	—	—	15,037,695
Exchange Traded Funds	408,487	—	—	408,487
Preferred Stock:	1	—	—	1
Short-Term Investment Securities:
U.S. Government Treasuries	—	24,999	—	24,999
Repurchase Agreement	—	1,202,000	—	1,202,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	12,479	—	—	12,479

Total	$17,526,826	$1,226,999	$—	$18,753,825

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

119

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Medical-Drugs	8.4%
Oil Companies-Integrated	6.3
Electric-Integrated	4.5
Telephone-Integrated	4.4
Pipelines	4.3
Banks-Super Regional	3.9
Chemicals-Diversified	3.8
Investment Management/Advisor Services	3.5
Real Estate Investment Trusts	3.5
Banks-Commercial	2.6
Tobacco	2.2
Medical Products	2.2
Insurance-Property/Casualty	2.2
Electric Products-Misc.	1.9
Semiconductor Components-Integrated Circuits	1.8
Computer Services	1.8
Retail-Restaurants	1.8
Food-Confectionery	1.7
Time Deposits	1.6
Retail-Building Products	1.6
Applications Software	1.5
Diversified Manufacturing Operations	1.4
Insurance-Life/Health	1.4
Beverages-Non-alcoholic	1.4
Auto-Heavy Duty Trucks	1.3
Electronic Components-Semiconductors	1.3
Tools-Hand Held	1.2
Cosmetics & Toiletries	1.2
Theaters	1.2
Finance-Credit Card	1.2
Cable/Satellite TV	1.2
Insurance-Reinsurance	1.1
Multimedia	1.1
Semiconductor Equipment	1.1
Medical-Outpatient/Home Medical	1.1
Commercial Services-Finance	1.1
Gas-Distribution	1.0
Consumer Products-Misc.	1.0
Aerospace/Defense-Equipment	1.0
Insurance-Multi-line	1.0
Oil Companies-Exploration & Production	1.0
Banks-Fiduciary	0.9
Apparel Manufacturers	0.9
Transport-Rail	0.9
Distribution/Wholesale	0.8
Retail-Apparel/Shoe	0.8
Instruments-Controls	0.8
Non-Hazardous Waste Disposal	0.7
Containers-Metal/Glass	0.7
Food-Misc.	0.7
Athletic Footwear	0.6
Transport-Services	0.6
Real Estate Management/Services	0.5
Electronic Components-Misc.	0.4
Savings & Loans/Thrifts	0.4
Retail-Jewelry	0.4
Retail-Major Department Stores	0.3

Water	0.2%
Transport-Marine	0.2

99.6%

*	Calculated as a percentage of net assets

120

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.0%
Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	33,970	$2,661,549

Apparel Manufacturers — 0.9%
VF Corp.	18,240	2,398,378

Applications Software — 1.5%
Microsoft Corp.	134,080	3,959,382

Athletic Footwear — 0.6%
NIKE, Inc., Class B	15,270	1,587,927

Auto-Heavy Duty Trucks — 1.3%
PACCAR, Inc.	77,290	3,416,218

Banks-Commercial — 2.6%
BB&T Corp.	70,580	1,919,070
Cullen/Frost Bankers, Inc.	25,520	1,420,698
M&T Bank Corp.	43,210	3,445,566

		6,785,334

Banks-Fiduciary — 0.9%
Northern Trust Corp.	59,050	2,433,450

Banks-Super Regional — 3.9%
US Bancorp	110,760	3,125,647
Wells Fargo & Co.	240,760	7,032,600

		10,158,247

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	40,690	2,747,796
Dr Pepper Snapple Group, Inc.	21,480	833,853

		3,581,649

Cable/Satellite TV — 1.2%
Time Warner Cable, Inc.	40,590	2,992,295

Chemicals-Diversified — 3.8%
Air Products & Chemicals, Inc.	27,250	2,398,818
E.I. du Pont de Nemours & Co.	57,860	2,944,495
PPG Industries, Inc.	50,280	4,504,082

		9,847,395

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	50,440	2,763,103

Computer Services — 1.8%
Accenture PLC, Class A	40,030	2,295,320
International Business Machines Corp.	12,190	2,347,794

		4,643,114

Consumer Products-Misc. — 1.0%
Tupperware Brands Corp.	42,580	2,675,727

Containers-Metal/Glass — 0.7%
Greif, Inc., Class A	36,530	1,769,878

Cosmetics & Toiletries — 1.2%
Procter & Gamble Co.	50,110	3,158,934

Distribution/Wholesale — 0.8%
Genuine Parts Co.	17,300	1,103,394
Pool Corp.	29,660	1,009,330

		2,112,724

Diversified Manufacturing Operations — 1.4%
3M Co.	42,800	3,711,188

Security Description	Shares	Value (Note 2)

Electric Products-Misc. — 1.9%
Emerson Electric Co.	61,310	$3,150,108
Molex, Inc.	64,040	1,693,217

		4,843,325

Electric-Integrated — 4.5%
CMS Energy Corp.	134,800	2,942,684
NextEra Energy, Inc.	48,120	2,879,982
Northeast Utilities	61,200	2,126,700
Southern Co.	80,630	3,673,503

		11,622,869

Electronic Components-Misc. — 0.4%
Gentex Corp.	42,130	1,132,033

Electronic Components-Semiconductors — 1.3%
Xilinx, Inc.	91,070	3,264,859

Finance-Credit Card — 1.2%
American Express Co.	61,670	3,092,134

Food-Confectionery — 1.7%
Hershey Co.	32,560	1,988,765
J.M. Smucker Co.	32,110	2,529,626

		4,518,391

Food-Misc. — 0.7%
Kraft Foods, Inc., Class A	45,940	1,759,502

Gas-Distribution — 1.0%
Sempra Energy	47,480	2,701,612

Instruments-Controls — 0.8%
Honeywell International, Inc.	35,010	2,031,980

Insurance-Life/Health — 1.4%
Prudential Financial, Inc.	62,615	3,584,083

Insurance-Multi-line — 1.0%
Cincinnati Financial Corp.	46,440	1,517,659
XL Group PLC	53,230	1,078,972

		2,596,631

Insurance-Property/Casualty — 2.2%
Chubb Corp.	30,020	2,023,648
OneBeacon Insurance Group, Ltd.	73,030	1,159,717
Travelers Cos., Inc.	41,970	2,446,851

		5,630,216

Insurance-Reinsurance — 1.1%
Validus Holdings, Ltd.	90,040	2,887,583

Investment Management/Advisor Services — 3.5%
BlackRock, Inc.	20,500	3,731,000
T. Rowe Price Group, Inc.	94,210	5,449,106

		9,180,106

Medical Products — 2.2%
Baxter International, Inc.	37,890	2,102,137
Becton, Dickinson and Co.	19,870	1,558,007
Covidien PLC	39,060	2,011,590

		5,671,734

Medical-Drugs — 8.4%
Abbott Laboratories	33,010	1,787,491
Johnson & Johnson	77,660	5,118,571
Merck & Co., Inc.	184,960	7,076,570
Pfizer, Inc.	364,370	7,797,518

		21,780,150

121

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Outpatient/Home Medical — 1.1%
Lincare Holdings, Inc.	107,770	$2,768,611

Multimedia — 1.1%
Time Warner, Inc.	77,330	2,865,850

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	65,180	1,908,470

Oil Companies-Exploration & Production — 1.0%
Occidental Petroleum Corp.	24,980	2,492,255

Oil Companies-Integrated — 6.3%
Chevron Corp.	45,080	4,646,846
ConocoPhillips	101,200	6,902,852
Exxon Mobil Corp.	57,360	4,803,327

		16,353,025

Pipelines — 4.3%
Energy Transfer Equity LP	37,820	1,616,805
Kinder Morgan, Inc.	15,710	510,104
NuStar GP Holdings LLC	48,036	1,616,411
ONEOK, Inc.	31,690	2,635,341
Spectra Energy Corp.	51,200	1,612,288
Williams Cos., Inc.	112,565	3,244,123

		11,235,072

Real Estate Investment Trusts — 3.5%
Agree Realty Corp.	21,165	528,278
Alexandria Real Estate Equities, Inc.	24,320	1,761,011
National Health Investors, Inc.	49,210	2,382,256
Public Storage	9,890	1,373,326
Simon Property Group, Inc.	21,620	2,937,293

		8,982,164

Real Estate Management/Services — 0.5%
WP Carey & Co. LLC	29,230	1,240,814

Retail-Apparel/Shoe — 0.8%
Limited Brands, Inc.	49,015	2,051,768

Retail-Building Products — 1.6%
Home Depot, Inc.	91,630	4,067,456

Retail-Jewelry — 0.4%
Tiffany & Co.	15,180	968,484

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	11,630	792,468

Retail-Restaurants — 1.8%
McDonald’s Corp.	25,870	2,562,423
Yum! Brands, Inc.	32,120	2,034,160

		4,596,583

Savings & Loans/Thrifts — 0.4%
People’s United Financial, Inc.	85,950	1,059,764

Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	73,090	2,860,012
Linear Technology Corp.	55,560	1,851,259

		4,711,271

Semiconductor Equipment — 1.1%
KLA-Tencor Corp.	55,530	2,839,249

Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated — 4.4%
AT&T, Inc.	136,220	$4,006,230
CenturyLink, Inc.	73,860	2,735,036
Verizon Communications, Inc.	125,280	4,718,045

		11,459,311

Theaters — 1.2%
Cinemark Holdings, Inc.	158,370	3,123,056

Tobacco — 2.2%
Lorillard, Inc.	26,975	2,896,845
Philip Morris International, Inc.	39,450	2,949,677

		5,846,522

Tools-Hand Held — 1.2%
Snap-on, Inc.	55,960	3,162,300

Transport-Marine — 0.2%
Seaspan Corp.	30,605	462,136

Transport-Rail — 0.9%
Norfolk Southern Corp.	32,760	2,365,272

Transport-Services — 0.6%
United Parcel Service, Inc., Class B	19,130	1,447,185

Water — 0.2%
American Water Works Co., Inc.	18,760	632,775

Total Long-Term Investment Securities (cost $231,481,993)		254,385,561

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 1.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/12 (cost $4,294,000)	$4,294,000	4,294,000

TOTAL INVESTMENTS (cost $235,775,993)(1)	99.6%	258,679,561
Other assets less liabilities	0.4	939,336

NET ASSETS	100.0%	$259,618,897

(1)	See Note 3 for cost of investments on a tax basis.

122

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$21,780,150	$—	$—	$21,780,150
Oil Companies—Integrated	16,353,025	—	—	16,353,025
Other Industries*	216,252,386	—	—	216,252,386
Short-Term Investment Securities:				—
Time Deposits	—	4,294,000	—	4,294,000

Total	$254,385,561	$4,294,000	$—	$258,679,561

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

123

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Computers	7.0%
Medical-Drugs	6.2
Diversified Banking Institutions	5.1
Oil Companies-Exploration & Production	4.7
Oil Companies-Integrated	4.7
Banks-Commercial	4.0
Tobacco	3.8
E-Commerce/Products	3.5
Publishing-Books	3.3
Auto-Cars/Light Trucks	3.1
Electronic Security Devices	2.9
Web Portals/ISP	2.8
Semiconductor Components-Integrated Circuits	2.5
Medical-Biomedical/Gene	2.5
Transport-Services	2.4
Beverages-Non-alcoholic	2.3
Medical-HMO	2.2
Transport-Rail	2.1
Cellular Telecom	2.1
Aerospace/Defense	2.0
Computer Services	1.9
Food-Confectionery	1.8
Insurance Brokers	1.7
Retail-Major Department Stores	1.6
Electric-Generation	1.5
Finance-Credit Card	1.5
Applications Software	1.4
Hotels/Motels	1.4
Finance-Other Services	1.4
Oil Field Machinery & Equipment	1.4
Instruments-Scientific	1.4
Insurance-Property/Casualty	1.4
Vitamins & Nutrition Products	1.2
Industrial Gases	1.2
Private Equity	1.1
Repurchase Agreements	1.0
Retail-Auto Parts	1.0
Pipelines	1.0
Food-Misc.	0.9
Enterprise Software/Service	0.9
Retail-Restaurants	0.7
Dialysis Centers	0.6
Quarrying	0.5
Retail-Automobile	0.5
Insurance-Reinsurance	0.5
Machinery-Pumps	0.5
Decision Support Software	0.5
Pharmacy Services	0.2

99.9%

*	Calculated as a percentage of net assets

124

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.9%
Aerospace/Defense — 2.0%
Boeing Co.	22,480	$1,667,566

Applications Software — 1.4%
Check Point Software Technologies, Ltd.†	6,210	349,561
Microsoft Corp.	28,890	853,122

		1,202,683

Auto-Cars/Light Trucks — 3.1%
Ford Motor Co.	207,890	2,581,994

Banks-Commercial — 4.0%
CIT Group, Inc.†	77,080	2,939,831
M&T Bank Corp.	5,110	407,472

		3,347,303

Beverages-Non-alcoholic — 2.3%
Dr Pepper Snapple Group, Inc.	49,710	1,929,742

Cellular Telecom — 2.1%
America Movil SAB de CV, Series L ADR	75,120	1,743,535

Computer Services — 1.9%
International Business Machines Corp.	8,540	1,644,804

Computers — 7.0%
Apple, Inc.†	12,870	5,874,897

Decision Support Software — 0.5%
MSCI, Inc., Class A†	13,060	425,495

Dialysis Centers — 0.6%
DaVita, Inc.†	5,800	474,498

Diversified Banking Institutions — 5.1%
Citigroup, Inc.	63,944	1,964,360
JPMorgan Chase & Co.	63,830	2,380,859

		4,345,219

E-Commerce/Products — 3.5%
eBay, Inc.†	93,390	2,951,124

Electric-Generation — 1.5%
AES Corp.†	102,340	1,305,858

Electronic Security Devices — 2.9%
Tyco International, Ltd.	47,350	2,412,482

Enterprise Software/Service — 0.9%
Oracle Corp.	27,930	787,626

Finance-Credit Card — 1.5%
Discover Financial Services	46,380	1,260,608

Finance-Other Services — 1.4%
CME Group, Inc.	4,980	1,192,760

Food-Confectionery — 1.8%
J.M. Smucker Co.	19,820	1,561,420

Food-Misc. — 0.9%
General Mills, Inc.	20,140	802,176

Hotel/Motels — 1.4%
Hyatt Hotels Corp., Class A†	28,210	1,202,310

Industrial Gases — 1.2%
Praxair, Inc.	9,690	1,029,078

Instruments-Scientific — 1.4%
Waters Corp.†	13,210	1,143,590

Insurance Brokers — 1.7%
Marsh & McLennan Cos., Inc.	44,330	1,400,385

Security Description	Shares	Value (Note 2)

Insurance-Property/Casualty — 1.4%
Progressive Corp.	56,330	$1,142,372

Insurance-Reinsurance — 0.5%
Berkshire Hathaway, Inc., Class B†	5,580	437,305

Machinery-Pumps — 0.5%
Xylem, Inc.	16,840	436,324

Medical-Biomedical/Gene — 2.5%
Celgene Corp.†	28,600	2,079,220

Medical-Drugs — 6.2%
Abbott Laboratories	51,600	2,794,140
Allergan, Inc.	7,540	662,841
Bristol-Myers Squibb Co.	56,120	1,809,309

		5,266,290

Medical-HMO — 2.2%
WellPoint, Inc.	28,810	1,853,059

Oil Companies-Exploration & Production — 4.7%
Noble Energy, Inc.	18,560	1,868,435
Occidental Petroleum Corp.	20,950	2,090,182

		3,958,617

Oil Companies-Integrated — 4.7%
Chevron Corp.	38,320	3,950,025

Oil Field Machinery & Equipment — 1.4%
National Oilwell Varco, Inc.	16,070	1,188,859

Pharmacy Services — 0.2%
Medco Health Solutions, Inc.†	3,340	207,147

Pipelines — 1.0%
Kinder Morgan, Inc.	25,010	812,075

Private Equity — 1.1%
Blackstone Group LP	60,300	953,343

Publishing-Books — 3.3%
McGraw-Hill Cos., Inc.	60,520	2,783,920

Quarrying — 0.5%
Vulcan Materials Co.	10,320	452,635

Retail-Auto Parts — 1.0%
AutoZone, Inc.†	2,460	855,785

Retail-Automobile — 0.5%
CarMax, Inc.†	14,490	440,931

Retail-Major Department Stores — 1.6%
TJX Cos., Inc.	20,090	1,368,933

Retail-Restaurants — 0.7%
McDonald’s Corp.	5,780	572,509

Semiconductor Components-Integrated Circuits — 2.5%
QUALCOMM, Inc.	35,630	2,095,757

Tobacco — 3.8%
Philip Morris International, Inc.	42,690	3,191,931

Transport-Rail — 2.1%
CSX Corp.	73,990	1,668,474
QR National, Ltd.	25,300	99,650

		1,768,124

Transport-Services — 2.4%
United Parcel Service, Inc., Class B	26,500	2,004,725

Vitamins & Nutrition Products — 1.2%
Mead Johnson Nutrition Co.	14,020	1,038,742

125

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Web Portals/ISP — 2.8%
Google, Inc., Class A†	4,040	$2,343,644

Total Long-Term Investment Securities (cost $69,578,934)		83,489,425

REPURCHASE AGREEMENT — 1.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $902,000 and collateralized by $915,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 2.38% due 01/13/22 and having an approximate value of $922,160 (cost $902,000)	$902,000	902,000

TOTAL INVESTMENTS (cost $70,480,934)(1)	99.9%	84,391,425
Other assets less liabilities	0.1	43,427

NET ASSETS	100.0%	$84,434,852

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$5,874,897	$—	$—	$5,874,897
Diversified Banking Institutions	4,345,219	—	—	4,345,219
Medical-Drugs	5,266,290	—	—	5,266,290
Other Industries*	68,003,019	—	—	68,003,019
Repurchase Agreement	—	902,000	—	902,000

Total	$83,489,425	$902,000	$—	$84,391,425

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

126

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	11.2%
Banks-Super Regional	5.4
Medical-Drugs	5.3
Retail-Drug Store	5.2
Finance-Credit Card	5.1
Retail-Discount	5.0
Insurance-Reinsurance	4.1
Banks-Fiduciary	4.0
Commercial Paper	3.9
Insurance-Multi-line	3.7
Insurance-Property/Casualty	3.4
Retail-Bedding	3.0
Agricultural Chemicals	2.8
Web Portals/ISP	2.7
Pharmacy Services	2.5
Commercial Services	2.0
Beverages-Non-alcoholic	1.9
Diversified Banking Institutions	1.9
Electronic Components-Semiconductors	1.9
Multimedia	1.6
Applications Software	1.4
Real Estate Operations & Development	1.3
Diversified Operations	1.1
Beverages-Wine/Spirits	1.0
E-Commerce/Services	1.0
Brewery	0.9
Medical Products	0.9
Aerospace/Defense	0.9
Transport-Services	0.8
Food-Misc.	0.7
Retail-Automobile	0.7
Tobacco	0.6
Metal-Diversified	0.6
Industrial Gases	0.6
Computers	0.6
Enterprise Software/Service	0.6
E-Commerce/Products	0.6
Motorcycle/Motor Scooter	0.6
Entertainment Software	0.6
Chemicals-Diversified	0.5
Diversified Minerals	0.5
Chemicals-Specialty	0.5
Oil & Gas Drilling	0.5
Containers-Paper/Plastic	0.5
Finance-Investment Banker/Broker	0.5
Investment Management/Advisor Services	0.5
Auto-Heavy Duty Trucks	0.5
Building Products-Cement	0.4
Coal	0.4
Electronic Measurement Instruments	0.4
Commercial Services-Finance	0.4
Retail-Jewelry	0.3
Cellular Telecom	0.3
Distribution/Wholesale	0.3
Oil-Field Services	0.2
Home Decoration Products	0.2
Broadcast Services/Program	0.2
Finance-Other Services	0.2

Transport-Marine	0.2%
Cosmetics & Toiletries	0.2
Insurance Brokers	0.1

99.9%

*	Calculated as a percentage of net assets

127

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.0%
Aerospace/Defense — 0.9%
Lockheed Martin Corp.	127,710	$10,513,087

Agricultural Chemicals — 2.8%
Monsanto Co.	304,789	25,007,938
Potash Corp. of Saskatchewan, Inc.	214,107	10,007,361

		35,015,299

Applications Software — 1.4%
Microsoft Corp.	584,990	17,274,755

Auto-Heavy Duty Trucks — 0.5%
PACCAR, Inc.	124,290	5,493,618

Banks-Fiduciary — 4.0%
Bank of New York Mellon Corp.	2,475,240	49,826,581

Banks-Super Regional — 5.4%
Wells Fargo & Co.	2,294,749	67,029,618

Beverages-Non-alcoholic — 1.9%
Coca-Cola Co.	355,140	23,982,604

Beverages-Wine/Spirits — 1.0%
Diageo PLC ADR	144,950	12,841,121

Brewery — 0.9%
Heineken Holding NV	286,512	11,574,830

Broadcast Services/Program — 0.2%
Grupo Televisa SA ADR	103,260	2,036,287

Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	64,700	5,338,397

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	177,020	4,108,634

Chemicals-Diversified — 0.5%
Air Products & Chemicals, Inc.	76,400	6,725,492

Chemicals-Specialty — 0.5%
Ecolab, Inc.	110,710	6,691,312

Coal — 0.4%
China Coal Energy Co., Ltd.	4,252,600	5,329,939

Commercial Services — 2.0%
Iron Mountain, Inc.	811,652	25,015,115

Commercial Services-Finance — 0.4%
Visa, Inc., Class A	48,480	4,879,027

Computers — 0.6%
Hewlett-Packard Co.	256,245	7,169,735

Containers-Paper/Plastic — 0.5%
Sealed Air Corp.	305,078	6,080,205

Cosmetics & Toiletries — 0.2%
Natura Cosmeticos SA	89,200	1,910,408

Distribution/Wholesale — 0.3%
Li & Fung, Ltd.	1,587,000	3,466,504

Diversified Banking Institutions — 1.9%
Bank of America Corp.	111,822	797,291
Goldman Sachs Group, Inc.	45,700	5,094,179
JPMorgan Chase & Co.	77,776	2,901,045
Julius Baer Group, Ltd.†	370,800	15,065,638

		23,858,153

Security Description	Shares	Value (Note 2)

Diversified Minerals — 0.5%
BHP Billiton PLC	200,800	$6,717,613

Diversified Operations — 1.1%
China Merchants Holdings International Co., Ltd.	3,931,208	13,052,829

E-Commerce/Products — 0.6%
Netflix, Inc.†	56,720	6,817,744

E-Commerce/Services — 1.0%
Expedia, Inc.	116,225	3,762,203
Liberty Media Corp. - Interactive, Class A†	261,400	4,475,168
TripAdvisor, Inc.†	109,325	3,597,886

		11,835,257

Electronic Components-Semiconductors — 1.9%
Intel Corp.	147,830	3,905,669
Texas Instruments, Inc.	614,280	19,890,386

		23,796,055

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.†	118,482	5,031,931

Enterprise Software/Service — 0.6%
Oracle Corp.	249,800	7,044,360

Entertainment Software — 0.6%
Activision Blizzard, Inc.	547,700	6,758,618

Finance-Credit Card — 5.1%
American Express Co.	1,260,630	63,207,988

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	505,210	5,885,697

Finance-Other Services — 0.2%
CME Group, Inc.	8,480	2,031,045

Food-Misc. — 0.7%
Kraft Foods, Inc., Class A	65,900	2,523,970
Nestle SA	39,240	2,248,680
Unilever NV	132,300	4,412,205

		9,184,855

Forestry — 0.0%
Sino-Forest Corp.†(1)(2)	916,990	154,184
Sino-Forest Corp.†*(1)(2)	25,000	4,204

		158,388

Home Decoration Products — 0.2%
Hunter Douglas NV	56,620	2,180,378

Industrial Gases — 0.6%
Praxair, Inc.	69,000	7,327,800

Insurance Brokers — 0.1%
Aon Corp.	30,460	1,475,178

Insurance-Multi-line — 3.7%
ACE, Ltd.	110,920	7,720,032
Loews Corp.	1,011,050	37,722,276

		45,442,308

Insurance-Property/Casualty — 3.4%
Fairfax Financial Holdings, Ltd. (OTC)	14,290	5,762,692
Fairfax Financial Holdings, Ltd. (TSX)	6,820	2,768,266

128

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance-Property/Casualty (continued)
Markel Corp.†	3,800	$1,531,666
Progressive Corp.	1,596,900	32,385,132

		42,447,756

Insurance-Reinsurance — 4.1%
Berkshire Hathaway, Inc., Class A†	271	31,957,675
Everest Re Group, Ltd.	46,575	3,977,505
Transatlantic Holdings, Inc.	260,289	14,433,025

		50,368,205

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	106,600	5,708,430

Medical Products — 0.9%
Baxter International, Inc.	127,000	7,045,960
Becton, Dickinson and Co.	46,710	3,662,531

		10,708,491

Medical-Drugs — 5.3%
Johnson & Johnson	343,860	22,663,813
Merck & Co., Inc.	662,101	25,331,984
Roche Holding AG	104,500	17,687,235

		65,683,032

Metal-Diversified — 0.6%
Rio Tinto PLC	129,360	7,756,324

Metal-Iron — 0.0%
MMX Mineracao e Metalicos SA†	239,700	411,573

Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	153,000	6,761,070

Multimedia — 1.6%
Walt Disney Co.	494,300	19,228,270

Oil & Gas Drilling — 0.5%
Transocean, Ltd.	128,648	6,085,050

Oil Companies-Exploration & Production — 11.2%
Canadian Natural Resources, Ltd.	942,100	37,316,581
Devon Energy Corp.	227,832	14,537,960
EOG Resources, Inc.	328,400	34,856,376
Occidental Petroleum Corp.	419,642	41,867,682
OGX Petroleo e Gas Participacoes SA†	986,800	9,347,264

		137,925,863

Oil-Field Services — 0.2%
Schlumberger, Ltd.	37,200	2,796,324

Pharmacy Services — 2.5%
Express Scripts, Inc.†	608,700	31,141,092

Real Estate Operations & Development — 1.3%
Brookfield Asset Management, Inc., Class A	184,676	5,627,078
Hang Lung Group, Ltd.	1,659,000	10,535,472

		16,162,550

Retail-Automobile — 0.7%
CarMax, Inc.†	297,620	9,056,577

Retail-Bedding — 3.0%
Bed Bath & Beyond, Inc.†	600,720	36,463,704

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Discount — 5.0%
Costco Wholesale Corp.	745,792	$61,356,308

Retail-Drug Store — 5.2%
CVS Caremark Corp.	1,489,926	62,204,411
Walgreen Co.	66,920	2,232,451

		64,436,862

Retail-Jewelry — 0.3%
Cie Financiere Richemont SA, Class A	31,800	1,799,870
Tiffany & Co.	36,930	2,356,134

		4,156,004

Tobacco — 0.6%
Philip Morris International, Inc.	106,505	7,963,379

Transport-Marine — 0.2%
China Shipping Development Co., Ltd.	2,907,000	2,012,893

Transport-Services — 0.8%
Kuehne & Nagel International AG	75,200	9,452,080

Transport-Truck — 0.0%
LLX Logistica SA†	180,870	369,566

Web Portals/ISP — 2.7%
Google, Inc., Class A†	57,828	33,546,601

Total Long-Term Investment Securities (cost $868,940,362)		1,186,106,769

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Commercial Paper — 3.9%
Barclays U.S. Funding LLC 0.30% due 02/01/12 (cost $48,274,000)	$48,274,000	48,274,000

TOTAL INVESTMENTS (cost $917,214,362) (3)	99.9%	1,234,380,769
Other assets less liabilities	0.1	1,271,639

NET ASSETS	100.0%	$1,235,652,408

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $158,388 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2012, the aggregate value of these securities was $4,204, representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

OTC — Over the Counter U.S.

TSX — Toronto Stock Exchange.

129

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$67,029,618	$—	$—	$67,029,618
Finance-Credit Cards	63,207,988	—	—	63,207,988
Medical-Drugs	65,683,032	—	—	65,683,032
Oil Companies-Exploration & Production	137,925,863	—	—	137,925,863
Retail-Discount	61,356,308	—	—	61,356,308
Retail-Drug Store	64,436,862	—	—	64,436,862
Other Industries*	726,308,710	—	158,388	726,467,098
Short-Term Investment Securities:
Commercial Paper	—	48,274,000	—	48,274,000

Total	$1,185,948,381	$48,274,000	$158,388	$1,234,380,769

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 1/31/2011	$4,075,824
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(670,104)
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(882,124)
Net purchases	—
Net sales	(510,703)
Transfers into Level 3(2)	158,388
Transfers out of Level 3(2)	(2,012,893)

Balance as of 1/31/2012	$158,388

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at January 31, 2012 includes:

Common Stock
$—

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

130

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Medical-Drugs	12.6%
Diversified Manufacturing Operations	10.3
Food-Misc.	9.6
Commercial Services-Finance	6.5
Retail-Restaurants	6.5
Consumer Products-Misc.	6.4
Telephone-Integrated	6.1
Repurchase Agreements	4.4
Semiconductor Components-Integrated Circuits	3.5
Chemicals-Diversified	3.5
Toys	3.5
Electronic Components-Semiconductors	3.4
Electric Products-Misc.	3.4
Distribution/Wholesale	3.3
Food-Wholesale/Distribution	3.3
Aerospace/Defense	3.3
Tobacco	3.2
Beverages-Non-alcoholic	3.2
Cosmetics & Toiletries	3.0
Oil Companies-Integrated	3.0

102.0%

*	Calculated as a percentage of net assets

131

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.6%
Aerospace/Defense — 3.3%
General Dynamics Corp.	37,090	$2,565,144

Beverages-Non-alcoholic — 3.2%
PepsiCo, Inc.	38,074	2,500,320

Chemicals-Diversified — 3.5%
E.I. du Pont de Nemours & Co.	54,260	2,761,291

Commercial Services-Finance — 6.5%
Automatic Data Processing, Inc.	46,421	2,542,942
Paychex, Inc.	82,967	2,613,461

		5,156,403

Consumer Products-Misc. — 6.4%
Clorox Co.	37,259	2,558,203
Kimberly-Clark Corp.	34,592	2,475,404

		5,033,607

Cosmetics & Toiletries — 3.0%
Procter & Gamble Co.	37,588	2,369,548

Distribution/Wholesale — 3.3%
Genuine Parts Co.	40,901	2,608,666

Diversified Manufacturing Operations — 10.3%
Eaton Corp.	55,444	2,718,419
General Electric Co.	137,421	2,571,147
Illinois Tool Works, Inc.	52,555	2,786,992

		8,076,558

Electric Products-Misc. — 3.4%
Emerson Electric Co.	52,930	2,719,543

Electronic Components-Semiconductors — 3.4%
Intel Corp.	102,941	2,719,701

Food-Misc. — 9.6%
General Mills, Inc.	62,309	2,481,767
Kellogg Co.	49,903	2,471,197
Kraft Foods, Inc., Class A	67,996	2,604,247

		7,557,211

Food-Wholesale/Distribution — 3.3%
Sysco Corp.	85,721	2,581,059

Security Description	Shares/ Principal Amount	Value (Note 2)
Medical-Drugs — 12.6%
Abbott Laboratories	44,564	$2,413,141
Johnson & Johnson	38,140	2,513,807
Merck & Co., Inc.	66,032	2,526,384
Pfizer, Inc.	114,724	2,455,094

		9,908,426

Oil Companies-Integrated — 3.0%
Chevron Corp.	22,893	2,359,810

Retail-Restaurants — 6.5%
Darden Restaurants, Inc.	56,495	2,591,425
McDonald’s Corp.	25,535	2,529,242

		5,120,667

Semiconductor Components-Integrated Circuits — 3.5%
Linear Technology Corp.	83,135	2,770,058

Telephone-Integrated — 6.1%
AT&T, Inc.	82,690	2,431,913
Verizon Communications, Inc.	63,530	2,392,540

		4,824,453

Tobacco — 3.2%
Altria Group, Inc.	88,373	2,509,793

Toys — 3.5%
Hasbro, Inc.	78,503	2,740,540

Total Long-Term Investment Securities (cost $68,326,150)		76,882,798

REPURCHASE AGREEMENT — 4.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $3,455,000)	$3,455,000	3,455,000

TOTAL INVESTMENTS (cost $71,781,150)(2)	102.0%	80,337,798
Liabilities in excess of other assets	(2.0)	(1,576,190)

NET ASSETS	100.0%	$78,761,608

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services-Finance	$5,156,403	$—	$—	$5,156,403
Consumer Products-Misc.	5,033,607	—	—	5,033,607
Diversified Manufacturing Operations	8,076,558	—	—	8,076,558
Food-Misc.	7,557,211	—	—	7,557,211
Medical-Drugs	9,908,426	—	—	9,908,426
Retail-Restaurants	5,120,667	—	—	5,120,667
Telephone-Integrated	4,824,453	—	—	4,824,453
Other Industries*	31,205,473	—	—	31,205,473
Repurchase Agreement	—	3,455,000	—	3,455,000

Total	$76,882,798	$3,455,000	$—	$80,337,798

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

132

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO PROFILE — January 31, 2012

Industry Allocation*

Computers	8.2%
Oil Companies-Exploration & Production	6.1
Semiconductor Components-Integrated Circuits	5.0
Oil-Field Services	4.4
Web Portals/ISP	4.1
Diversified Banking Institutions	4.0
Medical Products	4.0
Agricultural Chemicals	4.0
Applications Software	3.8
Time Deposits	3.4
Diversified Manufacturing Operations	2.9
Multimedia	2.8
Cable/Satellite TV	2.8
Transport-Services	2.7
Enterprise Software/Service	2.6
Metal Processors & Fabrication	2.3
Electronic Components-Semiconductors	2.3
Aerospace/Defense	2.2
Machinery-Pumps	2.1
Auto/Truck Parts & Equipment-Original	2.1
Medical-Biomedical/Gene	2.1
Pharmacy Services	2.0
Private Equity	1.9
Food-Misc.	1.9
Computers-Memory Devices	1.9
Medical-Drugs	1.8
Chemicals-Diversified	1.7
E-Commerce/Products	1.5
Metal-Copper	1.4
Real Estate Management/Services	1.3
Electric Products-Misc.	1.2
Retail-Restaurants	1.1
Oil Field Machinery & Equipment	1.1
Retail-Discount	0.9
Motorcycle/Motor Scooter	0.8
Casino Hotels	0.8
Food-Confectionery	0.7
Aerospace/Defense-Equipment	0.7
Insurance-Multi-line	0.6
Industrial Automated/Robotic	0.6
Coffee	0.6
Retail-Apparel/Shoe	0.6
Computer Services	0.5
Apparel Manufacturers	0.5
Medical-Generic Drugs	0.3

100.3%

*	Calculated as a percentage of net assets.

133

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Aerospace/Defense — 2.2%
Boeing Co.	115,575	$8,573,353

Aerospace/Defense-Equipment — 0.7%
Goodrich Corp.	20,855	2,601,661

Agricultural Chemicals — 4.0%
Monsanto Co.	84,580	6,939,789
Potash Corp. of Saskatchewan, Inc.	177,060	8,275,784

		15,215,573

Apparel Manufacturers — 0.5%
VF Corp.	13,890	1,826,396

Applications Software — 3.8%
Citrix Systems, Inc.†	99,850	6,511,218
Intuit, Inc.	114,040	6,436,418
Salesforce.com, Inc.†	15,990	1,867,632

		14,815,268

Auto/Truck Parts & Equipment-Original — 2.1%
BorgWarner, Inc.†	50,796	3,790,905
Johnson Controls, Inc.	133,270	4,233,988

		8,024,893

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	398,908	10,606,964

Casino Hotels — 0.8%
Las Vegas Sands Corp.†	63,480	3,117,503

Chemicals-Diversified — 1.7%
Dow Chemical Co.	190,180	6,372,932

Coffee — 0.6%
Green Mountain Coffee Roasters, Inc.†	43,531	2,321,944

Computer Services — 0.5%
Accenture PLC, Class A	34,538	1,980,409

Computers — 8.2%
Apple, Inc.†	68,920	31,460,602

Computers-Memory Devices — 1.9%
EMC Corp.†	277,257	7,142,140

Diversified Banking Institutions — 4.0%
Goldman Sachs Group, Inc.	54,120	6,032,756
JPMorgan Chase & Co.	254,630	9,497,699

		15,530,455

Diversified Manufacturing Operations — 2.9%
Danaher Corp.	210,661	11,061,809

E-Commerce/Products — 1.5%
Amazon.com, Inc.†	29,400	5,716,536

Electric Products-Misc. — 1.2%
Emerson Electric Co.	88,770	4,561,003

Electronic Components-Semiconductors — 2.3%
ARM Holdings PLC ADR	39,739	1,147,662
Broadcom Corp., Class A†	169,920	5,835,053
Rovi Corp.†	56,007	1,797,265

		8,779,980

Enterprise Software/Service — 2.6%
Oracle Corp.	355,100	10,013,820

Food-Confectionery — 0.7%
Hershey Co.	42,720	2,609,338

Security Description	Shares	Value (Note 2)

Food-Misc. — 1.9%
General Mills, Inc.	183,520	$7,309,602

Industrial Automated/Robotic — 0.6%
Rockwell Automation, Inc.	31,701	2,468,557

Insurance-Multi-line — 0.6%
MetLife, Inc.	70,962	2,507,087

Machinery-Pumps — 2.1%
Flowserve Corp.	74,657	8,224,962

Medical Products — 4.0%
Covidien PLC	179,300	9,233,950
Stryker Corp.	113,350	6,282,990

		15,516,940

Medical-Biomedical/Gene — 2.1%
Gilead Sciences, Inc.†	48,560	2,371,671
Illumina, Inc.†	108,403	5,610,939

		7,982,610

Medical-Drugs — 1.8%
Allergan, Inc.	77,590	6,820,937

Medical-Generic Drugs — 0.3%
Perrigo Co.	13,300	1,271,480

Metal Processors & Fabrication — 2.3%
Precision Castparts Corp.	55,110	9,020,405

Metal-Copper — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	120,170	5,553,056

Motorcycle/Motor Scooter — 0.8%
Harley-Davidson, Inc.	74,197	3,278,765

Multimedia — 2.8%
Walt Disney Co.	278,202	10,822,058

Oil Companies-Exploration & Production — 6.1%
Anadarko Petroleum Corp.	82,135	6,629,937
EOG Resources, Inc.	73,685	7,820,926
Noble Energy, Inc.	88,280	8,887,148

		23,338,011

Oil Field Machinery & Equipment — 1.1%
FMC Technologies, Inc.†	79,760	4,076,534

Oil-Field Services — 4.4%
Schlumberger, Ltd.	223,360	16,789,971

Pharmacy Services — 2.0%
Express Scripts, Inc.†	151,240	7,737,438

Private Equity — 1.9%
Blackstone Group LP	473,043	7,478,810

Real Estate Management/Services — 1.3%
CBRE Group, Inc., Class A†	264,540	5,105,622

Retail-Apparel/Shoe — 0.6%
PVH Corp.	29,401	2,269,463

Retail-Discount — 0.9%
Dollar General Corp.†	82,195	3,502,329

Retail-Restaurants — 1.1%
Starbucks Corp.	90,750	4,349,647

134

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Components-Integrated Circuits — 5.0%
Marvell Technology Group, Ltd.†	431,000	$6,693,430
QUALCOMM, Inc.	212,560	12,502,779

		19,196,209

Transport-Services — 2.7%
United Parcel Service, Inc., Class B	139,140	10,525,941

Web Portals/ISP — 4.1%
Google, Inc., Class A†	27,085	15,712,279

Total Long-Term Investment Securities (cost $326,972,768)		373,191,292

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Time Deposits — 3.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/12 (cost $13,090,000)	$13,090,000	13,090,000

TOTAL INVESTMENTS (cost $340,062,768)(1)	100.3%	386,281,292
Liabilities in excess of other assets	(0.3)	(1,278,412)

NET ASSETS	100.0%	$385,002,880

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$31,460,602	$—	$—	$31,460,602
Oil Companies-Exploration & Production	23,338,011	—	—	23,338,011
Semiconductor Components-Integrated Circuits	19,196,209	—	—	19,196,209
Other Industries*	299,196,470	—	—	299,196,470
Short-Term Investment Securities:
Time Deposits	—	13,090,000	—	13,090,000

Total	$373,191,292	$13,090,000	$—	$386,281,292

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

135

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO PROFILE — January 31, 2012

Industry Allocation*

Computers	6.7%
Medical-Drugs	6.6
Semiconductor Components-Integrated Circuits	4.5
Retail-Restaurants	3.3
Diversified Manufacturing Operations	3.1
Machinery-Construction & Mining	3.0
Oil Companies-Integrated	3.0
Oil Companies-Exploration & Production	2.9
E-Commerce/Products	2.8
Web Portals/ISP	2.8
Oil-Field Services	2.6
Food-Misc.	2.5
Apparel Manufacturers	2.5
Oil Field Machinery & Equipment	2.3
Medical-Biomedical/Gene	2.2
Transport-Rail	2.1
Aerospace/Defense-Equipment	2.1
Cosmetics & Toiletries	2.1
Retail-Discount	1.9
Electronic Components-Semiconductors	1.9
Industrial Gases	1.7
Beverages-Non-alcoholic	1.7
Repurchase Agreements	1.7
Enterprise Software/Service	1.6
Chemicals-Specialty	1.6
Athletic Footwear	1.6
Applications Software	1.6
Multimedia	1.5
Retail-Auto Parts	1.5
Medical Products	1.4
Computer Services	1.4
Brewery	1.4
Transport-Services	1.3
Electric Products-Misc.	1.3
Retail-Major Department Stores	1.2
Metal-Copper	1.2
Software Tools	1.1
Metal Processors & Fabrication	1.1
Commercial Services-Finance	1.1
Auto/Truck Parts & Equipment-Original	1.0
Telecom Equipment-Fiber Optics	1.0
Finance-Credit Card	1.0
Oil & Gas Drilling	1.0
Retail-Jewelry	0.9
Instruments-Controls	0.8
Beverages-Wine/Spirits	0.8
Machinery-Farming	0.7
Telecommunication Equipment	0.7
Metal-Iron	0.7
Banks-Commercial	0.6
Instruments-Scientific	0.6
Engines-Internal Combustion	0.5
Tobacco	0.5
Retail-Bedding	0.4
Agricultural Chemicals	0.4
Vitamins & Nutrition Products	0.4
Computers-Integrated Systems	0.2

100.1%

*	Calculated as a percentage of net assets

136

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Aerospace/Defense-Equipment — 2.1%
Goodrich Corp.	4,000	$499,000
United Technologies Corp.	9,940	778,799

		1,277,799

Agricultural Chemicals — 0.4%
Mosaic Co.	4,610	258,022

Apparel Manufacturers — 2.5%
Coach, Inc.	12,440	871,422
Ralph Lauren Corp.	4,280	650,560

		1,521,982

Applications Software — 1.6%
Intuit, Inc.	16,930	955,529

Athletic Footwear — 1.6%
NIKE, Inc., Class B	9,290	966,067

Auto/Truck Parts & Equipment-Original — 1.0%
Johnson Controls, Inc.	19,930	633,176

Banks-Commercial — 0.6%
Standard Chartered PLC	15,014	362,930

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	15,780	1,065,623

Beverages-Wine/Spirits — 0.8%
Brown-Forman Corp., Class B	6,150	499,442

Brewery — 1.4%
SABMiller PLC	22,340	847,698

Chemicals-Specialty — 1.6%
Albemarle Corp.	4,640	298,398
Ecolab, Inc.	11,490	694,456

		992,854

Commercial Services-Finance — 1.1%
Visa, Inc., Class A	6,430	647,115

Computer Services — 1.4%
International Business Machines Corp.	4,450	857,070

Computers — 6.7%
Apple, Inc.†	9,060	4,135,709

Computers-Integrated Systems — 0.2%
Teradata Corp.†	2,490	133,364

Cosmetics & Toiletries — 2.1%
Colgate-Palmolive Co.	9,830	891,778
Estee Lauder Cos., Inc., Class A	6,400	370,752

		1,262,530

Diversified Manufacturing Operations — 3.1%
Danaher Corp.	18,770	985,612
Parker Hannifin Corp.	11,410	920,559

		1,906,171

E-Commerce/Products — 2.8%
Amazon.com, Inc.†	4,655	905,118
eBay, Inc.†	26,740	844,984

		1,750,102

Electric Products-Misc. — 1.3%
Emerson Electric Co.	15,730	808,207

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 1.9%
Broadcom Corp., Class A†	22,650	$777,801
Texas Instruments, Inc.	11,740	380,141

		1,157,942

Engines-Internal Combustion — 0.5%
Cummins, Inc.	2,840	295,360

Enterprise Software/Service — 1.6%
Oracle Corp.	35,670	1,005,894

Finance-Credit Card — 1.0%
American Express Co.	12,420	622,739

Food-Misc. — 2.5%
Nestle SA	15,792	904,974
Unilever NV CVA	19,696	655,677

		1,560,651

Industrial Gases — 1.7%
Praxair, Inc.	10,060	1,068,372

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	2,850	500,175

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	6,800	359,720

Machinery-Construction & Mining — 3.0%
Caterpillar, Inc.	8,510	928,611
Joy Global, Inc.	10,240	928,666

		1,857,277

Machinery-Farming — 0.7%
Deere & Co.	5,200	447,980

Medical Products — 1.4%
Baxter International, Inc.	15,510	860,495

Medical-Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	4,370	335,441
Celgene Corp.†	4,530	329,331
Vertex Pharmaceuticals, Inc.†	19,330	714,244

		1,379,016

Medical-Drugs — 6.6%
Allergan, Inc.	14,350	1,261,508
Bristol-Myers Squibb Co.	29,040	936,250
Novo Nordisk A/S, Class B	8,856	1,047,135
Roche Holding AG	4,707	796,687

		4,041,580

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	4,220	690,730

Metal-Copper — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	15,970	737,974

Metal-Iron — 0.7%
Rio Tinto PLC	6,749	404,665

Multimedia — 1.5%
Walt Disney Co.	24,450	951,105

Oil & Gas Drilling — 1.0%
Ensco PLC ADR	11,810	621,678

Oil Companies-Exploration & Production — 2.9%
Apache Corp.	6,110	604,157
Occidental Petroleum Corp.	11,850	1,182,274

		1,786,431

137

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies-Integrated — 3.0%
Chevron Corp.	10,500	$1,082,340
ConocoPhillips	10,960	747,582

		1,829,922

Oil Field Machinery & Equipment — 2.3%
Cameron International Corp.†	12,080	642,656
National Oilwell Varco, Inc.	10,110	747,938

		1,390,594

Oil-Field Services — 2.6%
Baker Hughes, Inc.	11,470	563,521
Schlumberger, Ltd.	13,930	1,047,118

		1,610,639

Retail-Auto Parts — 1.5%
O’Reilly Automotive, Inc.†	11,660	950,407

Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	4,490	272,543

Retail-Discount — 1.9%
Costco Wholesale Corp.	14,080	1,158,362

Retail-Jewelry — 0.9%
Tiffany & Co.	8,970	572,286

Retail-Major Department Stores — 1.2%
TJX Cos., Inc.	11,280	768,619

Retail-Restaurants — 3.3%
McDonald’s Corp.	14,800	1,465,940
Yum! Brands, Inc.	9,430	597,202

		2,063,142

Semiconductor Components-Integrated Circuits — 4.5%
QUALCOMM, Inc.	47,010	2,765,128

Software Tools — 1.1%
VMware, Inc., Class A†	7,630	696,390

Telecom Equipment-Fiber Optics — 1.0%
Corning, Inc.	48,890	629,214

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecommunication Equipment — 0.7%
Juniper Networks, Inc.†	21,280	$445,390

Tobacco — 0.5%
Philip Morris International, Inc.	3,790	283,378

Transport-Rail — 2.1%
Union Pacific Corp.	11,260	1,287,131

Transport-Services — 1.3%
United Parcel Service, Inc., Class B	10,840	820,046

Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	3,360	248,942

Web Portals/ISP — 2.8%
Google, Inc., Class A†	2,955	1,714,225

Total Long-Term Investment Securities (cost $48,130,271)		60,737,532

REPURCHASE AGREEMENT — 1.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $1,054,000 and collateralized by $1,070,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.38% due 01/13/22 and having an approximate value of $1,078,373 (cost $1,054,000)	$1,054,000	$1,054,000

TOTAL INVESTMENTS (cost $49,184,271)(1)	100.1%	61,791,532
Liabilities in excess of other assets	(0.1)	(57,886)

NET ASSETS	100.0%	$61,733,646

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Certificate)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$4,135,709	$—	$—	$4,135,709
Medical-Drugs	4,041,580	—	—	4,041,580
Other Industries*	52,560,243	—	—	52,560,243
Repurchase Agreement	—	1,054,000	—	1,054,000

Total	$60,737,532	$1,054,000	$—	$61,791,532

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

138

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — January 31, 2012

Industry Allocation*

Oil Companies-Integrated	4.4%
Diversified Banking Institutions	4.3
Diversified Manufacturing Operations	4.2
Computers	4.1
Medical-Drugs	3.4
Multimedia	3.4
Electric-Integrated	3.1
Cosmetics & Toiletries	2.9
Oil Companies-Exploration & Production	2.8
Medical Instruments	2.5
Enterprise Software/Service	2.5
Commercial Services-Finance	2.5
Medical Products	2.4
Commercial Paper	2.4
Investment Management/Advisor Services	2.3
Industrial Gases	2.3
Banks-Super Regional	2.2
Computers-Memory Devices	2.1
Tobacco	2.1
Aerospace/Defense-Equipment	2.1
Electronic Components-Semiconductors	2.0
Web Portals/ISP	1.9
Oil Field Machinery & Equipment	1.8
Retail-Discount	1.7
Networking Products	1.6
Food-Misc.	1.5
Computer Services	1.4
Insurance-Multi-line	1.4
Medical-Biomedical/Gene	1.3
Banks-Fiduciary	1.3
Finance-Credit Card	1.2
Brewery	1.2
Beverages-Non-alcoholic	1.2
Real Estate Investment Trusts	1.2
Athletic Footwear	1.2
Transport-Rail	1.2
Coatings/Paint	1.1
Telephone-Integrated	1.1
Soap & Cleaning Preparation	1.1
Instruments-Scientific	1.0
Beverages-Wine/Spirits	1.0
Insurance Brokers	1.0
Cable/Satellite TV	1.0
Diversified Operations	1.0
Retail-Regional Department Stores	1.0
Oil-Field Services	0.9
Building & Construction Products-Misc.	0.9
Applications Software	0.8
Tools-Hand Held	0.8
Medical-Generic Drugs	0.8
Engineering/R&D Services	0.8
Transport-Services	0.7
Auto-Cars/Light Trucks	0.7
Retail-Apparel/Shoe	0.6
Apparel Manufacturers	0.6
Chemicals-Diversified	0.6
Veterinary Diagnostics	0.6
Semiconductor Equipment	0.5

Internet Security	0.5%
Pipelines	0.4

100.6%

*	Calculated as a percentage of net assets

139

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.2%
Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	90,260	$7,071,871

Apparel Manufacturers — 0.6%
VF Corp.	16,230	2,134,083

Applications Software — 0.8%
Check Point Software Technologies, Ltd.†	50,920	2,866,287

Athletic Footwear — 1.2%
NIKE, Inc., Class B	40,210	4,181,438

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	26,341	2,253,034

Banks-Fiduciary — 1.3%
Bank of New York Mellon Corp.	116,974	2,354,687
State Street Corp.	49,480	1,938,626

		4,293,313

Banks-Super Regional — 2.2%
SunTrust Banks, Inc.	62,110	1,277,603
Wells Fargo & Co.	216,700	6,329,807

		7,607,410

Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	64,392	4,228,623

Beverages-Wine/Spirits — 1.0%
Diageo PLC	160,005	3,534,947

Brewery — 1.2%
Heineken NV	91,680	4,235,645

Building & Construction Products-Misc. — 0.9%
Owens Corning†	87,620	2,957,175

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	131,380	3,493,394

Chemicals-Diversified — 0.6%
Celanese Corp., Series A	42,570	2,073,585

Coatings/Paint — 1.1%
Sherwin-Williams Co.	38,620	3,766,609

Commercial Services-Finance — 2.5%
Mastercard, Inc., Class A	10,860	3,861,490
Visa, Inc., Class A	45,970	4,626,421

		8,487,911

Computer Services — 1.4%
Accenture PLC, Class A	40,860	2,342,912
International Business Machines Corp.	12,640	2,434,464

		4,777,376

Computers — 4.1%
Apple, Inc.†	30,610	13,972,853

Computers-Memory Devices — 2.1%
EMC Corp.†	285,450	7,353,192

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	30,860	2,799,619
Procter & Gamble Co.	113,580	7,160,083

		9,959,702

Diversified Banking Institutions — 4.3%
Bank of America Corp.	388,780	2,772,002
Goldman Sachs Group, Inc.	40,690	4,535,714
JPMorgan Chase & Co.	195,280	7,283,944

		14,591,660

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 4.2%
3M Co.	61,260	$5,311,855
Danaher Corp.	171,040	8,981,310

14,293,165

Diversified Operations — 1.0%
LVMH Moet Hennessy Louis Vuitton SA	21,563	3,486,197

Electric-Integrated — 3.1%
Alliant Energy Corp.	59,200	2,509,488
American Electric Power Co., Inc.	64,200	2,539,752
Exelon Corp.	60,590	2,410,270
Wisconsin Energy Corp.	95,420	3,244,280

10,703,790

Electronic Components-Semiconductors — 2.0%
Altera Corp.	42,300	1,683,117
Microchip Technology, Inc.	140,570	5,188,439

6,871,556

Engineering/R&D Services — 0.8%
Fluor Corp.	46,850	2,634,844

Enterprise Software/Service — 2.5%
Oracle Corp.	304,940	8,599,308

Finance-Credit Card — 1.2%
American Express Co.	84,910	4,257,387

Food-Misc. — 1.5%
Danone	49,609	3,061,883
General Mills, Inc.	56,520	2,251,192

5,313,075

Industrial Gases — 2.3%
Linde AG	29,221	4,636,391
Praxair, Inc.	30,950	3,286,890

7,923,281

Instruments-Scientific — 1.0%
Thermo Fisher Scientific, Inc.†	66,880	3,537,952

Insurance Brokers — 1.0%
Aon Corp.	72,980	3,534,421

Insurance-Multi-line — 1.4%
ACE, Ltd.	66,560	4,632,576

Internet Security — 0.5%
VeriSign, Inc.	42,560	1,577,274

Investment Management/Advisor Services — 2.3%
BlackRock, Inc.	23,623	4,299,386
Franklin Resources, Inc.	35,430	3,759,123

8,058,509

Medical Instruments — 2.5%
Medtronic, Inc.	97,590	3,764,046
St. Jude Medical, Inc.	118,340	4,935,962

8,700,008

Medical Products — 2.4%
Baxter International, Inc.	42,600	2,363,448
Becton, Dickinson and Co.	28,310	2,219,787
Covidien PLC	73,580	3,789,370

8,372,605

Medical-Biomedical/Gene — 1.3%
Gilead Sciences, Inc.†	91,210	4,454,696

140

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Drugs — 3.4%
Abbott Laboratories	96,720	$5,237,388
Johnson & Johnson	96,620	6,368,224

11,605,612

Medical-Generic Drugs — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	60,190	2,716,375

Multimedia — 3.4%
Viacom, Inc., Class B	94,280	4,434,931
Walt Disney Co.	183,870	7,152,543

11,587,474

Networking Products — 1.6%
Cisco Systems, Inc.	283,320	5,561,572

Oil Companies-Exploration & Production — 2.8%
Apache Corp.	18,780	1,856,966
EOG Resources, Inc.	30,090	3,193,753
Occidental Petroleum Corp.	44,960	4,485,659

9,536,378

Oil Companies-Integrated — 4.4%
Chevron Corp.	69,000	7,112,520
Exxon Mobil Corp.	93,220	7,806,243

14,918,763

Oil Field Machinery & Equipment — 1.8%
Cameron International Corp.†	62,020	3,299,464
National Oilwell Varco, Inc.	41,100	3,040,578

6,340,042

Oil-Field Services — 0.9%
Schlumberger, Ltd.	40,070	3,012,062

Pipelines — 0.4%
Kinder Morgan, Inc.	37,430	1,215,352

Real Estate Investment Trusts — 1.2%
American Tower Corp.	66,570	4,227,861

Retail-Apparel/Shoe — 0.6%
Hennes & Mauritz AB, Class B	65,770	2,153,176

Retail-Discount — 1.7%
Target Corp.	114,590	5,822,318

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Regional Department Stores — 1.0%
Kohl’s Corp.	74,620	$3,431,774

Semiconductor Equipment — 0.5%
ASML Holding NV	38,286	1,645,915

Soap & Cleaning Preparation — 1.1%
Reckitt Benckiser Group PLC	68,137	3,624,822

Telephone-Integrated — 1.1%
AT&T, Inc.	125,610	3,694,190

Tobacco — 2.1%
Philip Morris International, Inc.	94,800	7,088,196
Tools-Hand Held — 0.8%
Stanley Black & Decker, Inc.	39,590	2,778,426

Transport-Rail — 1.2%
Canadian National Railway Co.	55,070	4,153,379

Transport-Services — 0.7%
United Parcel Service, Inc., Class B	30,530	2,309,594

Veterinary Diagnostics — 0.6%
VCA Antech, Inc.†	86,540	1,936,765

Web Portals/ISP — 1.9%
Google, Inc., Class A†	11,440	6,636,458

Total Long-Term Investment Securities (cost $292,358,041)		336,787,256

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Commercial Paper — 2.4%
HSBC Americas, Inc. 0.14% due 02/01/12 (cost $8,132,000)	$8,132,000	8,132,000

TOTAL INVESTMENTS (cost $300,490,041)(1)	100.6%	344,919,256
Liabilities in excess of other assets	(0.6)	(2,101,637)

NET ASSETS	100.0%	$342,817,619

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— America Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$336,787,256	$—	$—	$336,787,256
Short-Term Investment Securities:
Commercial Paper	—	8,132,000	—	8,132,000

Total	$336,787,256	$8,132,000	$—	$344,919,256

See	Notes to Financial Statements

141

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — January 31, 2012

Industry Allocation*

Computers	7.9%
Medical-Drugs	5.0
Web Portals/ISP	4.4
Oil Companies-Exploration & Production	4.0
E-Commerce/Products	3.8
Retail-Discount	3.7
Apparel Manufacturers	3.4
Commercial Services-Finance	3.0
Electronic Components-Semiconductors	2.9
Semiconductor Components-Integrated Circuits	2.9
Medical-Biomedical/Gene	2.6
Agricultural Chemicals	2.2
Medical-HMO	2.2
Applications Software	2.2
Retail-Major Department Stores	2.1
Diversified Manufacturing Operations	2.0
E-Commerce/Services	2.0
Oil Companies-Integrated	1.9
Oil-Field Services	1.8
Oil Field Machinery & Equipment	1.7
Finance-Credit Card	1.6
Real Estate Investment Trusts	1.6
Transport-Rail	1.6
Computers-Memory Devices	1.6
Retail-Restaurants	1.5
Internet Infrastructure Software	1.5
Medical Information Systems	1.5
Oil & Gas Drilling	1.5
Metal Processors & Fabrication	1.5
Engines-Internal Combustion	1.4
Food-Retail	1.4
Retail-Apparel/Shoe	1.4
Computer Services	1.3
Cosmetics & Toiletries	1.3
Television	1.2
Distribution/Wholesale	1.2
Retail-Building Products	1.2
Rental Auto/Equipment	1.1
Software Tools	1.1
Vitamins & Nutrition Products	1.1
Medical Instruments	1.0
Machinery-Farming	1.0
Athletic Footwear	1.0
Cable/Satellite TV	1.0
Industrial Gases	0.9
Commercial Services	0.9
Beverages-Non-alcoholic	0.8
Computer Aided Design	0.8
Industrial Automated/Robotic	0.7
Banks-Super Regional	0.7
Repurchase Agreements	0.6

98.7%

*	Calculated as a percentage of net assets

142

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.1%
Agricultural Chemicals — 2.2%
Monsanto Co.	38,370	$3,148,258

Apparel Manufacturers — 3.4%
Coach, Inc.	36,510	2,557,525
Ralph Lauren Corp.	14,890	2,263,280

		4,820,805

Applications Software — 2.2%
Check Point Software Technologies, Ltd.†	35,099	1,975,723
Citrix Systems, Inc.†	14,556	949,197
Red Hat, Inc.†	3,139	145,555

		3,070,475

Athletic Footwear — 1.0%
NIKE, Inc., Class B	13,920	1,447,541

Banks-Super Regional — 0.7%
Capital One Financial Corp.	21,470	982,252

Beverages-Non-alcoholic — 0.8%
Monster Beverage Corp.†	11,380	1,189,324

Cable/Satellite TV — 1.0%
DIRECTV, Class A†	31,830	1,432,668

Commercial Services — 0.9%
Weight Watchers International, Inc.	16,840	1,282,029

Commercial Services-Finance — 3.0%
Mastercard, Inc., Class A	4,650	1,653,401
Visa, Inc., Class A	26,260	2,642,806

		4,296,207

Computer Aided Design — 0.8%
Autodesk, Inc.†	31,640	1,139,040

Computer Services — 1.3%
Cognizant Technology Solutions Corp., Class A†	26,700	1,915,725

Computers — 7.9%
Apple, Inc.†	24,524	11,194,715

Computers-Memory Devices — 1.6%
EMC Corp.†	86,490	2,227,982

Cosmetics & Toiletries — 1.3%
Estee Lauder Cos., Inc., Class A	30,690	1,777,872

Distribution/Wholesale — 1.2%
WW Grainger, Inc.	9,083	1,732,491

Diversified Manufacturing Operations — 2.0%
Danaher Corp.	55,060	2,891,201

E-Commerce/Products — 3.8%
Amazon.com, Inc.†	16,797	3,266,009
eBay, Inc.†	65,560	2,071,696

		5,337,705

E-Commerce/Services — 2.0%
priceline.com, Inc.†	5,250	2,779,770

Electronic Components-Semiconductors — 2.9%
ARM Holdings PLC ADR	19,250	555,940
Avago Technologies, Ltd.	65,620	2,227,143
Microchip Technology, Inc.	35,280	1,302,185

		4,085,268

Engines-Internal Combustion — 1.4%
Cummins, Inc.	19,354	2,012,816

Security Description	Shares	Value (Note 2)

Finance-Credit Card — 1.6%
American Express Co.	45,840	$2,298,418

Food-Retail — 1.4%
Whole Foods Market, Inc.	27,120	2,007,694

Industrial Automated/Robotic — 0.7%
Rockwell Automation, Inc.	13,290	1,034,892

Industrial Gases — 0.9%
Praxair, Inc.	12,420	1,319,004

Internet Infrastructure Software — 1.5%
F5 Networks, Inc.†	18,090	2,166,097

Machinery-Farming — 1.0%
Deere & Co.	16,920	1,457,658

Medical Information Systems — 1.5%
Cerner Corp.†	35,130	2,139,066

Medical Instruments — 1.0%
Intuitive Surgical, Inc.†	3,210	1,476,311

Medical-Biomedical/Gene — 2.6%
Alexion Pharmaceuticals, Inc.†	26,873	2,062,771
Gilead Sciences, Inc.†	34,720	1,695,725

		3,758,496

Medical-Drugs — 5.0%
Allergan, Inc.	30,775	2,705,430
Bristol-Myers Squibb Co.	71,410	2,302,259
Shire PLC ADR	20,900	2,079,968

		7,087,657

Medical-HMO — 2.2%
Humana, Inc.	12,030	1,070,911
UnitedHealth Group, Inc.	39,070	2,023,435

		3,094,346

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	12,730	2,083,646

Oil & Gas Drilling — 1.5%
Ensco PLC ADR	39,590	2,084,018

Oil Companies-Exploration & Production — 4.0%
Occidental Petroleum Corp.	28,670	2,860,406
Pioneer Natural Resources Co.	28,300	2,810,190

		5,670,596

Oil Companies-Integrated — 1.9%
Exxon Mobil Corp.	32,860	2,751,696

Oil Field Machinery & Equipment — 1.7%
Cameron International Corp.†	45,520	2,421,664

Oil-Field Services — 1.8%
Schlumberger, Ltd.	33,670	2,530,974

Real Estate Investment Trusts — 1.6%
American Tower Corp.	35,920	2,281,279

Rental Auto/Equipment — 1.1%
Hertz Global Holdings, Inc.†	116,705	1,587,188

Retail-Apparel/Shoe — 1.4%
Lululemon Athletica, Inc.†	30,770	1,942,510

Retail-Building Products — 1.2%
Home Depot, Inc.	37,600	1,669,064

Retail-Discount — 3.7%
Costco Wholesale Corp.	36,950	3,039,877

143

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Retail-Discount (continued)
Dollar General Corp.†	51,964	$2,214,186

		5,254,063

Retail-Major Department Stores — 2.1%
J.C. Penney Co., Inc.	17,740	737,097
TJX Cos., Inc.	32,730	2,230,222

		2,967,319

Retail-Restaurants — 1.5%
Starbucks Corp.	45,300	2,171,229

Semiconductor Components-Integrated Circuits — 2.9%
QUALCOMM, Inc.	69,020	4,059,756

Software Tools — 1.1%
VMware, Inc., Class A†	16,560	1,511,431

Television — 1.2%
CBS Corp., Class B	60,990	1,736,995

Transport-Rail — 1.6%
Union Pacific Corp.	19,509	2,230,074

Vitamins & Nutrition Products — 1.1%
Mead Johnson Nutrition Co.	20,210	1,497,359

Web Portals/ISP — 4.4%
Baidu, Inc. ADR†	11,540	1,471,581
Google, Inc., Class A†	8,280	4,803,311

		6,274,892

Total Long-Term Investment Securities (cost $118,971,909)		139,329,536

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $926,000 and collateralized by $945,000 of Federal Home Loan Mgt. Corp. Notes, bearing interest at 1.12% due 12/15/14 and having approximate value of $947,363 (cost $926,000)	$926,000	$926,000

TOTAL INVESTMENTS (cost $119,897,909)(1)	98.7%	140,255,536
Other assets less liabilities	1.3	1,778,424

NET ASSETS	100.0%	$142,033,960

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$11,194,715	$—	$—	$11,194,715
Medical-Drugs	7,087,657	—	—	7,087,657
Other Industries*	121,047,164	—	—	121,047,164
Repurchase Agreement	—	926,000	—	926,000

Total	$139,329,536	$926,000	$—	$140,255,536

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

144

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Computers	7.1%
Retail-Restaurants	5.7
Electronic Components-Semiconductors	4.3
Repurchase Agreements	4.1
Oil Companies-Exploration & Production	3.7
Applications Software	3.0
Medical-Drugs	2.9
Cable/Satellite TV	2.8
Semiconductor Components-Integrated Circuits	2.7
Transport-Services	2.7
Medical-Biomedical/Gene	2.7
Diversified Banking Institutions	2.2
Machinery-Construction & Mining	2.2
Aerospace/Defense-Equipment	2.1
Instruments-Controls	1.9
Medical Instruments	1.9
Oil-Field Services	1.9
Computers-Memory Devices	1.8
Athletic Footwear	1.8
Wireless Equipment	1.7
Retail-Building Products	1.7
Pharmacy Services	1.7
Cosmetics & Toiletries	1.7
Food-Retail	1.5
Finance-Credit Card	1.4
Retail-Apparel/Shoe	1.4
Apparel Manufacturers	1.4
Electric Products-Misc.	1.3
Investment Management/Advisor Services	1.3
Metal-Copper	1.3
Casino Hotels	1.3
Software Tools	1.3
Transport-Rail	1.3
Medical Products	1.2
Oil & Gas Drilling	1.2
Commercial Services-Finance	1.2
Chemicals-Diversified	1.1
Home Furnishings	1.0
Web Portals/ISP	1.0
E-Commerce/Services	1.0
Instruments-Scientific	1.0
Electronic Connectors	1.0
Aerospace/Defense	1.0
Networking Products	1.0
E-Commerce/Products	0.9
Beverages-Wine/Spirits	0.9
Oil Field Machinery & Equipment	0.9
Agricultural Chemicals	0.9
Tobacco	0.8
Steel-Producers	0.8
Metal-Iron	0.7
Therapeutics	0.7
Banks-Super Regional	0.7
Metal Processors & Fabrication	0.5
Computer Services	0.5
Coal	0.4

98.2%

*	Calculated as a percentage of net assets

145

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.1%
Aerospace/Defense — 1.0%
Boeing Co.	11,328	$840,311

Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	23,323	1,827,357

Agricultural Chemicals — 0.9%
Potash Corp. of Saskatchewan, Inc.	16,223	758,263

Apparel Manufacturers — 1.4%
Coach, Inc.	16,622	1,164,371

Applications Software — 3.0%
Microsoft Corp.	29,096	859,205
Red Hat, Inc.†	23,579	1,093,358
Salesforce.com, Inc.†	5,194	606,659

		2,559,222

Athletic Footwear — 1.8%
NIKE, Inc., Class B	14,929	1,552,467

Banks-Super Regional — 0.7%
Capital One Financial Corp.	13,067	597,815

Beverages-Wine/Spirits — 0.9%
Green Mountain Coffee Roasters, Inc.†	15,098	805,327

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	56,126	1,492,390
DISH Network Corp., Class A	33,311	930,043

		2,422,433

Casino Hotels — 1.3%
Las Vegas Sands Corp.†	22,367	1,098,443

Chemicals-Diversified — 1.1%
FMC Corp.	9,856	913,454

Coal — 0.4%
Alpha Natural Resources, Inc.†	18,596	374,152

Commercial Services-Finance — 1.2%
Visa, Inc., Class A	10,229	1,029,447

Computer Services — 0.5%
Cognizant Technology Solutions Corp., Class A†	5,650	405,388

Computers — 7.1%
Apple, Inc.†	13,347	6,092,639

Computers-Memory Devices — 1.8%
EMC Corp.†	60,355	1,554,745

Cosmetics & Toiletries — 1.7%
Estee Lauder Cos., Inc., Class A	19,313	1,118,802
Procter & Gamble Co.	5,208	328,312

		1,447,114

Diversified Banking Institutions — 2.2%
Goldman Sachs Group, Inc.	6,731	750,305
JPMorgan Chase & Co.	30,121	1,123,513

		1,873,818

E-Commerce/Products — 0.9%
MercadoLibre, Inc.	9,278	810,897

E-Commerce/Services — 1.0%
Ctrip.com International, Ltd. ADR†	12,635	316,507
IAC/InterActiveCorp.	13,357	575,286

		891,793

Security Description	Shares	Value (Note 2)

Electric Products-Misc. — 1.3%
AMETEK, Inc.	24,584	$1,155,448

Electronic Components-Semiconductors — 4.3%
Broadcom Corp., Class A†	38,979	1,338,539
ON Semiconductor Corp.†	115,100	1,001,370
Texas Instruments, Inc.	41,020	1,328,227

		3,668,136

Electronic Connectors — 1.0%
Amphenol Corp., Class A	15,480	842,576

Finance-Credit Card — 1.4%
American Express Co.	23,867	1,196,691

Food-Retail — 1.5%
Whole Foods Market, Inc.	17,494	1,295,081

Home Furnishings — 1.0%
Tempur-Pedic International, Inc.†	13,503	900,785

Instruments-Controls — 1.9%
Honeywell International, Inc.	27,817	1,614,499

Instruments-Scientific — 1.0%
Waters Corp.†	9,888	856,004

Investment Management/Advisor Services — 1.3%
Invesco, Ltd.	50,584	1,141,681

Machinery-Construction & Mining — 2.2%
Caterpillar, Inc.	17,010	1,856,131

Medical Instruments — 1.9%
Edwards Lifesciences Corp.†	8,217	679,300
Intuitive Surgical, Inc.†	2,018	928,098

		1,607,398

Medical Products — 1.2%
Stryker Corp.	19,335	1,071,739

Medical-Biomedical/Gene — 2.7%
Alexion Pharmaceuticals, Inc.†	16,278	1,249,499
Biogen Idec, Inc.†	8,708	1,026,848

		2,276,347

Medical-Drugs — 2.9%
Allergan, Inc.	15,123	1,329,463
Pfizer, Inc.	54,467	1,165,594

		2,495,057

Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	2,604	426,223

Metal-Copper — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	24,247	1,120,454

Metal-Iron — 0.7%
Cliffs Natural Resources, Inc.	8,602	621,494

Networking Products — 1.0%
Cisco Systems, Inc.	42,677	837,750

Oil & Gas Drilling — 1.2%
Ensco PLC ADR	19,724	1,038,271

Oil Companies-Exploration & Production — 3.7%
Anadarko Petroleum Corp.	13,008	1,050,006
Cobalt International Energy, Inc.†	23,005	461,020
Occidental Petroleum Corp.	8,667	864,707
Southwestern Energy Co.†	24,650	767,601

		3,143,334

146

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	14,454	$768,953

Oil-Field Services — 1.9%
Schlumberger, Ltd.	21,134	1,588,643

Pharmacy Services — 1.7%
Express Scripts, Inc.†	28,353	1,450,539

Retail-Apparel/Shoe — 1.4%
Lululemon Athletica, Inc.†	12,304	776,752
Michael Kors Holdings, Ltd.†	12,991	402,071

		1,178,823

Retail-Building Products — 1.7%
Home Depot, Inc.	33,184	1,473,038

Retail-Restaurants — 5.7%
Arcos Dorados Holdings, Inc., Class A	37,743	811,474
Chipotle Mexican Grill, Inc.†	606	222,578
McDonald’s Corp.	23,279	2,305,785
Starbucks Corp.	32,075	1,537,355

		4,877,192

Semiconductor Components-Integrated Circuits — 2.7%
Marvell Technology Group, Ltd.†	27,276	423,596
QUALCOMM, Inc.	32,807	1,929,708

		2,353,304

Software Tools — 1.3%
VMware, Inc., Class A†	11,977	1,093,141

Steel-Producers — 0.8%
Carpenter Technology Corp.	13,339	700,031

Therapeutics — 0.7%
BioMarin Pharmaceutical, Inc.†	17,244	615,093

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 0.8%
Lorillard, Inc.	6,651	$714,251

Transport-Rail — 1.3%
Union Pacific Corp.	9,529	1,089,260

Transport-Services — 2.7%
FedEx Corp.	12,065	1,103,827
United Parcel Service, Inc., Class B	15,586	1,179,081

		2,282,908

Web Portals/ISP — 1.0%
Baidu, Inc. ADR†	7,012	894,170

Wireless Equipment — 1.7%
Crown Castle International Corp.†	22,101	1,071,456
Ubiquiti Networks, Inc.†	17,121	415,698

		1,487,154

Total Long-Term Investment Securities (cost $74,198,527)		80,751,055

REPURCHASE AGREEMENT — 4.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $3,489,000)	$3,489,000	3,489,000

TOTAL INVESTMENTS (cost $77,687,527)(2)	98.2%	84,240,055
Other assets less liabilities	1.8	1,517,968

NET ASSETS	100.0%	$85,758,023

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$6,092,639	$—	$—	$6,092,639
Retail-Restaurants	4,877,192	—	—	4,877,192
Other Industries*	69,781,224	—	—	69,781,224
Repurchase Agreement	—	3,489,000	—	3,489,000

Total	$80,751,055	$3,489,000	$—	$84,240,055

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

147

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	93.5%
Real Estate Operations & Development	2.5
Commercial Paper	2.0

98.0%

*	Calculated as a percentage of net assets

148

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.6%
Real Estate Investment Trusts — 91.1%
Alexandria Real Estate Equities, Inc.	319,933	$23,166,349
American Campus Communities, Inc.	241,631	10,341,807
American Tower Corp.	169,450	10,761,769
AvalonBay Communities, Inc.	66,190	9,002,502
BioMed Realty Trust, Inc.	443,010	8,226,696
Boston Properties, Inc.	78,815	8,200,701
Brandywine Realty Trust	902,645	9,604,143
CBL & Associates Properties, Inc.	282,300	4,903,551
Coresite Realty Corp.	316,999	6,355,830
Corporate Office Properties Trust	218,412	5,292,123
CubeSmart	290,580	3,306,800
DCT Industrial Trust, Inc.	1,448,300	7,994,616
DDR Corp.	555,900	7,704,774
Digital Realty Trust, Inc.	224,800	15,929,328
DuPont Fabros Technology, Inc.	223,857	5,708,353
EastGroup Properties, Inc.	213,320	10,132,700
Education Realty Trust, Inc.	690,000	7,383,000
Entertainment Properties Trust	119,360	5,307,939
Equity Residential	147,780	8,800,299
Essex Property Trust, Inc.	54,808	7,892,352
Federal Realty Investment Trust	34,580	3,266,427
Host Hotels & Resorts, Inc.	426,220	6,998,532
Kimco Realty Corp.	416,810	7,606,782
Macerich Co.	174,950	9,499,785
Plum Creek Timber Co., Inc.	188,810	7,322,052
Post Properties, Inc.	188,760	8,435,684
ProLogis, Inc.	338,200	10,724,322
Public Storage	82,660	11,478,168
Rayonier, Inc.	203,310	9,297,366
Simon Property Group, Inc.	134,116	18,221,000
SL Green Realty Corp.	71,200	5,235,336
Sunstone Hotel Investors, Inc.†	384,040	3,567,732
Ventas, Inc.	148,380	8,652,038
Vornado Realty Trust	83,417	6,746,767

		293,067,623

Real Estate Operations & Development — 2.5%
Forest City Enterprises, Inc., Class A†	611,769	8,032,527

Total Common Stock (cost $261,927,680)		301,100,150

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED STOCK — 2.2%
Real Estate Investment Trusts — 2.2%
CBL & Associates Properties, Inc. 7.38%	75,800	$1,892,726
Digital Realty Trust, Inc. Series D 5.50%	53,000	1,643,000
DuPont Fabros Technology, Inc. Series B 7.63%	53,600	1,339,464
ProLogis, Inc. Series M 6.75%	93,800	2,321,550

Total Preferred Stock (cost $4,278,661)		7,196,740

CONVERTIBLE BONDS & NOTES — 0.2%
Real Estate Investment Trusts — 0.2%
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27* (cost $503,279)	$510,000	508,725

Total Long-Term Investment Securities (cost $266,709,620)		308,805,615

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Commercial Paper — 2.0%
Barclays U.S. Funding LLC 0.13% due 02/01/12 (cost $6,290,000)	$6,290,000	6,290,000

TOTAL INVESTMENTS (cost $272,999,620)(1)	98.0%	315,095,615
Other assets less liabilities	2.0	6,542,616

NET ASSETS	100.0%	$321,638,231

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $508,725 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$293,067,623	$—	$—	$293,067,623
Other Industries*	8,032,527	—	—	8,032,527
Preferred Stock	7,196,740	—	—	7,196,740
Convertible Bonds & Notes	—	508,725	—	508,725
Short-Term Investment Securities:
Commercial Paper	—	6,290,000	—	6,290,000

Total	$308,296,890	$6,798,725	$—	$315,095,615

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

149

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Diversified Manufacturing Operations	5.5%
Sovereign Agency	4.3
Oil & Gas Drilling	3.8
Steel-Producers	3.4
Insurance-Life/Health	3.3
Retail-Apparel/Shoe	3.1
Metal Processors & Fabrication	3.0
Electronic Components-Misc.	3.0
Insurance-Property/Casualty	2.8
Insurance-Reinsurance	2.7
Transport-Marine	2.6
Oil-Field Services	2.5
Machinery-General Industrial	2.5
Machine Tools & Related Products	2.4
Medical Products	2.3
Building & Construction Products-Misc.	2.2
Building-Mobile Home/Manufactured Housing	2.1
Chemicals-Specialty	2.1
Home Furnishings	2.1
Transport-Services	1.8
Banks-Commercial	1.7
Retail-Automobile	1.7
Building-Heavy Construction	1.6
Lasers-System/Components	1.4
Coatings/Paint	1.4
Building Products-Wood	1.3
Retail-Computer Equipment	1.2
Identification Systems	1.2
Retail-Hair Salons	1.1
Auto/Truck Parts & Equipment-Original	1.1
Advanced Materials	1.1
Funeral Services & Related Items	1.1
Transport-Rail	1.0
Instruments-Controls	1.0
Aerospace/Defense-Equipment	1.0
Airlines	1.0
Building-Maintance & Services	1.0
Food-Misc.	1.0
Medical Sterilization Products	1.0
Retail-Major Department Stores	0.9
Insurance-Multi-line	0.9
Environmental Monitoring & Detection	0.9
Chemicals-Plastics	0.9
Machinery-Construction & Mining	0.8
Machinery-Pumps	0.8
Leisure Products	0.8
Auto-Truck Trailers	0.8
Building Products-Doors & Windows	0.8
Building-Residential/Commercial	0.8
Oil Companies-Exploration & Production	0.8
Engineering/R&D Services	0.8
Repurchase Agreements	0.7
Electric-Integrated	0.7
Machinery-Electrical	0.7
Engines-Internal Combustion	0.7
Human Resources	0.6
Retail-Home Furnishings	0.6
Insurance Brokers	0.6
Circuit Boards	0.6
Industrial Automated/Robotic	0.6
Power Converter/Supply Equipment	0.6

Semiconductor Equipment	0.6%
Retail-Leisure Products	0.4
Miscellaneous Manufacturing	0.4
Data Processing/Management	0.4
Wire & Cable Products	0.3
Retail-Discount	0.3
Retail-Convenience Store	0.2
Coal	0.2
Batteries/Battery Systems	0.1
Apparel Manufacturers	0.1

99.8%

*	Calculated as a percentage of net assets

150

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.8%
Advanced Materials — 1.1%
Ceradyne, Inc.†	76,200	$2,521,458

Aerospace/Defense-Equipment — 1.0%
AAR Corp.	111,037	2,352,874

Airlines — 1.0%
SkyWest, Inc.	180,800	2,314,240

Apparel Manufacturers — 0.1%
Maidenform Brands, Inc.†	10,300	206,000

Auto-Truck Trailers — 0.8%
Wabash National Corp.†	213,300	1,891,971

Auto/Truck Parts & Equipment-Original — 1.1%
Autoliv, Inc.	41,300	2,605,617

Banks-Commercial — 1.7%
Chemical Financial Corp.	55,100	1,246,913
Oriental Financial Group, Inc.	96,300	1,101,672
Peoples Bancorp, Inc.	20,500	321,030
Trustco Bank Corp.	236,000	1,319,240

		3,988,855

Batteries/Battery Systems — 0.1%
EnerSys†	9,100	263,718

Building & Construction Products-Misc. — 2.2%
Drew Industries, Inc.†	45,500	1,181,635
Gibraltar Industries, Inc.†	102,100	1,599,907
Simpson Manufacturing Co., Inc.	75,200	2,434,976

		5,216,518

Building Products-Doors & Windows — 0.8%
Apogee Enterprises, Inc.	133,400	1,834,250

Building Products-Wood — 1.3%
Universal Forest Products, Inc.	97,300	3,091,221

Building-Heavy Construction — 1.6%
Granite Construction, Inc.	139,000	3,701,570

Building-Maintance & Services — 1.0%
ABM Industries, Inc.	105,700	2,293,690

Building-Mobile Home/Manufactured Housing — 2.1%
Thor Industries, Inc.	141,800	4,347,588
Winnebago Industries, Inc.†	68,500	626,090

		4,973,678

Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	28,000	389,760
M/I Homes, Inc.†	64,500	732,075
MDC Holdings, Inc.	35,200	697,664

		1,819,499

Chemicals-Plastics — 0.9%
A. Schulman, Inc.	81,500	1,996,750

Chemicals-Specialty — 2.1%
Cabot Corp.	64,100	2,320,420
H.B. Fuller Co.	42,900	1,227,798
Sensient Technologies Corp.	33,700	1,335,194

		4,883,412

Circuit Boards — 0.6%
Multi-Fineline Electronix, Inc.†	56,200	1,397,132

Coal — 0.2%
Arch Coal, Inc.	19,100	275,613
Consol Energy, Inc.	3,200	114,368

Security Description	Shares	Value (Note 2)

Coal (continued)
Peabody Energy Corp.	2,700	$92,043

		482,024

Coatings/Paint — 1.4%
RPM International, Inc.	128,700	3,221,361

Data Processing/Management — 0.4%
Schawk, Inc.	64,200	862,848

Diversified Manufacturing Operations — 5.5%
A.O. Smith Corp.	21,550	915,444
Carlisle Cos., Inc.	67,800	3,236,094
EnPro Industries, Inc.†	77,600	2,740,056
Pentair, Inc.	43,380	1,597,252
Trinity Industries, Inc.	135,200	4,253,392

		12,742,238

Electric-Integrated — 0.7%
NV Energy, Inc.	106,500	1,725,300

Electronic Components-Misc. — 3.0%
Benchmark Electronics, Inc.†	228,900	3,937,080
Gentex Corp.	109,900	2,953,013

		6,890,093

Engineering/R&D Services — 0.8%
EMCOR Group, Inc.	61,000	1,758,630

Engines-Internal Combustion — 0.7%
Briggs & Stratton Corp.	107,300	1,674,953

Environmental Monitoring & Detection — 0.9%
Mine Safety Appliances Co.	58,900	2,010,846

Food-Misc. — 1.0%
Lancaster Colony Corp.	32,900	2,286,221

Funeral Services & Related Items — 1.1%
Hillenbrand, Inc.	105,300	2,469,285

Home Furnishings — 2.1%
American Woodmark Corp.	60,000	853,200
Ethan Allen Interiors, Inc.	29,300	691,480
Hooker Furniture Corp.	70,500	849,525
La-Z-Boy, Inc.†	184,500	2,431,710

		4,825,915

Human Resources — 0.6%
Insperity, Inc.	54,100	1,515,882

Identification Systems — 1.2%
Brady Corp., Class A	85,800	2,777,346

Industrial Automated/Robotic — 0.6%
Nordson Corp.	30,000	1,360,200

Instruments-Controls — 1.0%
Mettler-Toledo International, Inc.†	4,300	754,650
Watts Water Technologies, Inc., Class A	41,800	1,611,390

		2,366,040

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	42,700	1,423,618

Insurance-Life/Health — 3.3%
Protective Life Corp.	195,600	4,891,956
StanCorp Financial Group, Inc.	75,500	2,918,830

		7,810,786

151

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance-Multi-line — 0.9%
Old Republic International Corp.	213,000	$2,104,440

Insurance-Property/Casualty — 2.8%
Hanover Insurance Group, Inc.	66,300	2,410,668
HCC Insurance Holdings, Inc.	33,800	938,288
RLI Corp.	7,400	527,768
Tower Group, Inc.	125,100	2,700,909

		6,577,633

Insurance-Reinsurance — 2.7%
Aspen Insurance Holdings, Ltd.	85,300	2,265,568
Montpelier Re Holdings, Ltd.	106,700	1,853,379
Validus Holdings, Ltd.	68,358	2,192,241

		6,311,188

Lasers-System/Components — 1.4%
Rofin-Sinar Technologies, Inc.†	114,200	3,239,854

Leisure Products — 0.8%
Brunswick Corp.	88,900	1,897,126

Machine Tools & Related Products — 2.4%
Kennametal, Inc.	59,700	2,573,667
Lincoln Electric Holdings, Inc.	68,800	2,954,960

		5,528,627

Machinery-Construction & Mining — 0.8%
Astec Industries, Inc.†	57,200	1,934,504

Machinery-Electrical — 0.7%
Franklin Electric Co., Inc.	33,700	1,687,022

Machinery-General Industrial — 2.5%
Applied Industrial Technologies, Inc.	30,100	1,161,258
Gardner Denver, Inc.	36,900	2,752,740
Roper Industries, Inc.	21,000	1,961,190

		5,875,188

Machinery-Pumps — 0.8%
Graco, Inc.	41,930	1,927,941

Medical Products — 2.3%
Hill-Rom Holdings, Inc.	51,500	1,700,015
Teleflex, Inc.	39,300	2,404,767
West Pharmaceutical Services, Inc.	32,000	1,295,360

		5,400,142

Medical Sterilization Products — 1.0%
STERIS Corp.	74,100	2,228,928

Metal Processors & Fabrication — 3.0%
CIRCOR International, Inc.	21,100	799,901
Kaydon Corp.	74,700	2,548,764
Mueller Industries, Inc.	65,300	2,886,913
Timken Co.	14,800	722,684

		6,958,262

Miscellaneous Manufacturing — 0.4%
Aptargroup, Inc.	16,600	870,172

Oil & Gas Drilling — 3.8%
Atwood Oceanics, Inc.†	69,000	3,172,620
Rowan Cos., Inc.†	84,000	2,856,840
Unit Corp.†	62,200	2,814,550

		8,844,010

Security Description	Shares	Value (Note 2)

Oil Companies-Exploration & Production — 0.8%
Energen Corp.	37,400	$1,801,558

Oil-Field Services — 2.5%
Helix Energy Solutions Group, Inc.†	144,000	2,368,800
Oil States International, Inc.†	44,500	3,546,205

		5,915,005

Power Converter/Supply Equipment — 0.6%
Powell Industries, Inc.†	38,400	1,329,024

Retail-Apparel/Shoe — 3.1%
Brown Shoe Co., Inc.	170,000	1,606,500
Cato Corp., Class A	75,700	2,029,517
Christopher & Banks Corp.	150,000	310,500
Men’s Wearhouse, Inc.	92,800	3,200,672

		7,147,189

Retail-Automobile — 1.7%
Group 1 Automotive, Inc.	74,600	3,979,164

Retail-Computer Equipment — 1.2%
GameStop Corp., Class A	123,600	2,887,296

Retail-Convenience Store — 0.2%
Casey’s General Stores, Inc.	11,304	575,826

Retail-Discount — 0.3%
Fred’s, Inc., Class A	48,300	712,425

Retail-Hair Salons — 1.1%
Regis Corp.	156,100	2,675,554

Retail-Home Furnishings — 0.6%
Pier 1 Imports, Inc.†	93,000	1,446,150

Retail-Leisure Products — 0.4%
West Marine, Inc.†	86,700	1,050,804

Retail-Major Department Stores — 0.9%
J.C. Penney Co., Inc.	28,300	1,175,865
Saks, Inc.†	96,000	958,080

		2,133,945

Semiconductor Equipment — 0.6%
Cohu, Inc.	100,500	1,319,565

Steel-Producers — 3.4%
Commercial Metals Co.	81,300	1,165,842
Reliance Steel & Aluminum Co.	75,200	4,000,640
Steel Dynamics, Inc.	175,000	2,791,250

		7,957,732

Transport-Marine — 2.6%
Overseas Shipholding Group, Inc.	67,900	863,009
Teekay Corp.	41,879	1,148,322
Tidewater, Inc.	74,600	4,017,210

		6,028,541

Transport-Rail — 1.0%
Genesee & Wyoming, Inc., Class A†	39,400	2,446,740

Transport-Services — 1.8%
Bristow Group, Inc.	86,800	4,258,408

Wire & Cable Products — 0.3%
General Cable Corp.†	23,800	734,468

Total Long-Term Investment Securities (cost $187,015,770)		221,340,470

152

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 4.3%
U.S. Government Agencies — 4.3%
Federal Home Loan Bank Disc. Notes 0.01% due 02/01/12 (cost $10,000,000)	$10,000,000	$10,000,000

REPURCHASE AGREEMENT — 0.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $1,778,000 collateralized by $1,805,000 of Federal National Mtg. Assoc., bearing interest at 1.13% due 07/30/12 and having an approximate value of $1,814,025 (cost $1,778,000)	1,778,000	1,778,000

TOTAL INVESTMENTS (cost $198,793,770)(1)	99.8%	233,118,470
Other assets less liabilities	0.2	389,558

NET ASSETS	100.0%	$233,508,028

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Diversified Manufacturing Operations	$12,742,238	$—	$—	$12,742,238
Other Industries*	208,598,232	—	—	208,598,232
Short-Term Investment Securities:
U.S. Government Agencies	—	10,000,000	—	10,000,000
Repurchase Agreement	—	1,778,000	—	1,778,000

Total	$221,340,470	$11,778,000	$—	$233,118,470

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

153

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Repurchase Agreements	4.9%
Oil Companies-Exploration & Production	4.4
Applications Software	4.4
Electronic Components-Semiconductors	4.2
Commercial Services-Finance	4.1
Distribution/Wholesale	3.0
Machinery-General Industrial	2.6
Diversified Manufacturing Operations	2.3
Medical-Drugs	2.2
Filtration/Separation Products	2.1
Internet Infrastructure Software	2.1
Oil Field Machinery & Equipment	2.1
Medical-Biomedical/Gene	2.1
Retail-Apparel/Shoe	2.1
Investment Management/Advisor Services	1.8
Chemicals-Diversified	1.8
Hotels/Motels	1.8
Motorcycle/Motor Scooter	1.7
Medical-HMO	1.6
Auto/Truck Parts & Equipment-Original	1.6
Aerospace/Defense	1.4
Medical Instruments	1.4
Radio	1.4
Coatings/Paint	1.4
Oil-Field Services	1.4
Electronic Measurement Instruments	1.4
Semiconductor Equipment	1.4
Hazardous Waste Disposal	1.3
Computer Services	1.3
Retirement/Aged Care	1.2
Building & Construction Products-Misc.	1.2
Finance-Leasing Companies	1.1
Retail-Misc./Diversified	1.1
Engines-Internal Combustion	1.1
Transport-Truck	1.1
Transactional Software	1.1
Building-Residential/Commercial	1.0
Banks-Commercial	1.0
Medical-Outpatient/Home Medical	1.0
Networking Products	1.0
Retail-Catalog Shopping	1.0
Medical-Generic Drugs	1.0
Multimedia	1.0
Medical Products	1.0
Private Equity	0.9
Computers-Integrated Systems	0.9
Finance-Investment Banker/Broker	0.9
Industrial Automated/Robotic	0.9
Footwear & Related Apparel	0.9
Machinery-Farming	0.9
Casino Hotels	0.9
Apparel Manufacturers	0.8
Computers-Memory Devices	0.8
Computer Data Security	0.8
Web Hosting/Design	0.8
Beverages-Wine/Spirits	0.8
Gambling (Non-Hotel)	0.8
Cruise Lines	0.8
Wireless Equipment	0.7
Rental Auto/Equipment	0.7
Enterprise Software/Service	0.7

Home Furnishings	0.7%
Retail-Sporting Goods	0.7
Machinery-Print Trade	0.7
Electronic Components-Misc.	0.6
E-Commerce/Services	0.6
Auction Houses/Art Dealers	0.6
Internet Content-Entertainment	0.6
E-Commerce/Products	0.5
Auto-Cars/Light Trucks	0.5
Food-Misc.	0.4

101.1%

*	Calculated as a percentage of net assets

154

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.2%
Aerospace/Defense — 1.4%
TransDigm Group, Inc.†	25,671	$2,683,390

Apparel Manufacturers — 0.8%
Coach, Inc.	22,400	1,569,120

Applications Software — 4.4%
Citrix Systems, Inc.†	34,600	2,256,266
Nuance Communications, Inc.†	81,000	2,310,120
Red Hat, Inc.†	51,600	2,392,692
Salesforce.com, Inc.†	11,000	1,284,800

		8,243,878

Auction House/Art Dealers — 0.6%
Sotheby’s	31,000	1,039,430

Auto-Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†	33,400	970,938

Auto/Truck Parts & Equipment-Original — 1.6%
BorgWarner, Inc.†	40,600	3,029,978

Banks-Commercial — 1.0%
BOK Financial Corp.	34,800	1,938,360

Beverages-Wine/Spirits — 0.8%
Green Mountain Coffee Roasters, Inc.†	27,400	1,461,516

Building & Construction Products-Misc. — 1.2%
Armstrong World Industries, Inc.†	45,900	2,143,530

Building-Residential/Commercial — 1.0%
Toll Brothers, Inc.†	89,400	1,949,814

Casino Hotels — 0.9%
Wynn Resorts, Ltd.	13,700	1,578,651

Chemicals-Diversified — 1.8%
FMC Corp.	36,100	3,345,748

Coatings/Paint — 1.4%
Sherwin-Williams Co.	26,500	2,584,545

Commercial Services-Finance — 4.1%
Alliance Data Systems Corp.†	33,100	3,667,480
FleetCor Technologies, Inc.†	48,000	1,631,520
Moody’s Corp.	65,200	2,427,396

		7,726,396

Computer Data Security — 0.8%
Fortinet, Inc.†	67,400	1,537,394

Computer Services — 1.3%
IHS, Inc., Class A†	26,000	2,326,480

Computers-Integrated Systems — 0.9%
MICROS Systems, Inc.†	35,300	1,754,763

Computers-Memory Devices — 0.8%
NetApp, Inc.†	41,100	1,551,114

Cruise Lines — 0.8%
Royal Caribbean Cruises, Ltd.	51,700	1,405,206

Distribution/Wholesale — 3.0%
Fossil, Inc.†	15,800	1,501,790
WW Grainger, Inc.	21,100	4,024,614

		5,526,404

Diversified Manufacturing Operations — 2.3%
Carlisle Cos., Inc.	54,200	2,586,966
Cooper Industries PLC	30,400	1,797,248

		4,384,214

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.5%
Netflix, Inc.†	8,200	$985,640

E-Commerce/Services — 0.6%
OpenTable, Inc.†	23,100	1,112,727

Electronic Components-Misc. — 0.6%
TE Connectivity, Ltd.	34,000	1,159,400

Electronic Components-Semiconductors — 4.2%
Avago Technologies, Ltd.	76,000	2,579,440
Freescale Semiconductor Holdings I, Ltd.†	61,800	986,946
Microchip Technology, Inc.	50,600	1,867,646
Xilinx, Inc.	69,900	2,505,915

		7,939,947

Electronic Measurement Instruments — 1.4%
Agilent Technologies, Inc.†	59,800	2,539,706

Engines-Internal Combustion — 1.1%
Cummins, Inc.	19,700	2,048,800

Enterprise Software/Service — 0.7%
Concur Technologies, Inc.†	26,200	1,371,570

Filtration/Separation Products — 2.1%
Pall Corp.	66,700	3,980,656

Finance-Investment Banker/Broker — 0.9%
Lazard, Ltd., Class A	59,800	1,717,456

Finance-Leasing Companies — 1.1%
Air Lease Corp.†	84,300	2,129,418

Food-Misc. — 0.4%
Diamond Foods, Inc.	19,000	690,460

Footwear & Related Apparel — 0.9%
Deckers Outdoor Corp.†	20,300	1,641,255

Gambling (Non-Hotel) — 0.8%
International Game Technology	89,306	1,422,645

Hazardous Waste Disposal — 1.3%
Stericycle, Inc.†	27,860	2,340,797

Home Furnishings — 0.7%
Tempur-Pedic International, Inc.†	20,500	1,367,555

Hotel/Motels — 1.8%
Marriott International, Inc., Class A	95,900	3,303,755

Industrial Automated/Robotic — 0.9%
Rockwell Automation, Inc.	21,100	1,643,057

Internet Content-Entertainment — 0.6%
Zynga, Inc., Class A†	97,600	1,024,800

Internet Infrastructure Software — 2.1%
F5 Networks, Inc.†	20,900	2,502,566
TIBCO Software, Inc.†	56,500	1,472,955

		3,975,521

Investment Management/Advisor Services — 1.8%
Och-Ziff Capital Management Group LLC	76,120	755,872
T. Rowe Price Group, Inc.	44,830	2,592,967

		3,348,839

Machinery-Farming — 0.9%
AGCO Corp.†	31,300	1,594,109

Machinery-General Industrial — 2.6%
Roper Industries, Inc.	23,110	2,158,243

155

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery-General Industrial (continued)
Wabtec Corp.	40,300	$2,772,237

		4,930,480

Machinery-Print Trade — 0.7%
Zebra Technologies Corp., Class A†	32,000	1,211,520

Medical Instruments — 1.4%
Bruker Corp.†	75,400	1,070,680
Thoratec Corp.†	54,600	1,605,240

		2,675,920

Medical Products — 1.0%
Sirona Dental Systems, Inc.†	36,700	1,774,445

Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	24,900	1,911,324
Illumina, Inc.†	17,920	927,539
Vertex Pharmaceuticals, Inc.†	28,800	1,064,160

		3,903,023

Medical-Drugs — 2.2%
Valeant Pharmaceuticals International, Inc.†	84,400	4,092,556

Medical-Generic Drugs — 1.0%
Perrigo Co.	19,800	1,892,880

Medical-HMO — 1.6%
Humana, Inc.	34,320	3,055,166

Medical-Outpatient/Home Medical — 1.0%
Lincare Holdings, Inc.	74,950	1,925,466

Motorcycle/Motor Scooter — 1.7%
Harley-Davidson, Inc.	73,700	3,256,803

Multimedia — 1.0%
FactSet Research Systems, Inc.	21,000	1,854,720

Networking Products — 1.0%
Polycom, Inc.†	95,500	1,905,225

Oil Companies-Exploration & Production — 4.4%
Concho Resources, Inc.†	42,000	4,479,720
Laredo Petroleum Holdings, Inc.†	30,300	671,448
Newfield Exploration Co.†	39,100	1,478,371
Range Resources Corp.	29,300	1,685,336

		8,314,875

Oil Field Machinery & Equipment — 2.1%
Cameron International Corp.†	74,050	3,939,460

Oil-Field Services — 1.4%
CARBO Ceramics, Inc.	9,200	894,700
Core Laboratories NV	15,600	1,657,188

		2,551,888

Private Equity — 0.9%
Blackstone Group LP	111,200	1,758,072

Radio — 1.4%
Sirius XM Radio, Inc.†	1,241,700	2,595,153

Rental Auto/Equipment — 0.7%
Avis Budget Group, Inc.†	95,900	1,376,165

Retail-Apparel/Shoe — 2.1%
Lululemon Athletica, Inc.†	30,400	1,919,152
Michael Kors Holdings, Ltd.†	62,400	1,931,280

		3,850,432

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Catalog Shopping — 1.0%
MSC Industrial Direct Co., Class A	25,000	$1,900,500

Retail-Misc./Diversified — 1.1%
Sally Beauty Holdings, Inc.†	101,699	2,097,033

Retail-Sporting Goods — 0.7%
Dick’s Sporting Goods, Inc.	31,000	1,277,510

Retirement/Aged Care — 1.2%
Brookdale Senior Living, Inc.†	131,400	2,312,640

Semiconductor Equipment — 1.4%
KLA-Tencor Corp.	49,200	2,515,596

Transactional Software — 1.1%
VeriFone Systems, Inc.†	47,500	2,028,250

Transport-Truck — 1.1%
J.B. Hunt Transport Services, Inc.	39,900	2,037,693

Web Hosting/Design — 0.8%
Rackspace Hosting, Inc.†	35,300	1,532,373

Wireless Equipment — 0.7%
Aruba Networks, Inc.†	62,200	1,379,596

Total Long-Term Investment Securities (cost $156,653,799)		180,034,422

REPURCHASE AGREEMENT — 4.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $9,115,003 collateralized by $7,800,000 of Federal National Mtg. Assoc., bearing interest at 6.00% due 04/18/36 and having an approximate value of $9,299,293 (cost $9,115,000)	$9,115,000	9,115,000

TOTAL INVESTMENTS (cost $165,768,799)(1)	101.1%	189,149,422
Liabilities in excess of other assets	(1.1)	(2,005,729)

NET ASSETS	100.0%	$187,143,693

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

156

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$180,034,422	$—	$—	$180,034,422
Repurchase Agreement	—	9,115,000	—	9,115,000

Total	$180,034,422	$9,115,000	$—	$189,149,422

See Notes to Financial Statements

157

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	5.7%
Machinery-General Industrial	3.8
Electronic Components-Semiconductors	3.3
Consulting Services	3.2
Medical-Biomedical/Gene	3.1
Transport-Rail	3.0
Internet Infrastructure Software	2.9
Commercial Services	2.8
Industrial Gases	2.6
Retail-Apparel/Shoe	2.5
Aerospace/Defense	2.4
Computer Aided Design	2.3
Wireless Equipment	2.3
E-Commerce/Products	2.2
Auto/Truck Parts & Equipment-Original	2.2
Networking Products	2.1
Distribution/Wholesale	2.0
Oil & Gas Drilling	1.9
Repurchase Agreements	1.9
Web Hosting/Design	1.9
Oil-Field Services	1.8
Aerospace/Defense-Equipment	1.8
Investment Management/Advisor Services	1.7
Physicians Practice Management	1.6
Computer Data Security	1.6
Machinery-Pumps	1.6
Internet Telephone	1.6
Retail-Restaurants	1.5
Medical Information Systems	1.5
Electronic Measurement Instruments	1.5
Rental Auto/Equipment	1.4
Food-Misc.	1.4
Home Furnishings	1.4
Footwear & Related Apparel	1.3
Transport-Marine	1.3
Apparel Manufacturers	1.3
Real Estate Management/Services	1.2
Storage/Warehousing	1.2
Auto-Cars/Light Trucks	1.2
Satellite Telecom	1.1
Vitamins & Nutrition Products	1.1
Internet Application Software	1.0
Therapeutics	1.0
Enterprise Software/Service	1.0
Human Resources	1.0
Pharmacy Services	1.0
Medical Instruments	1.0
Medical-Generic Drugs	1.0
Medical-Wholesale Drug Distribution	1.0
Diagnostic Kits	0.9
Applications Software	0.9
Diagnostic Equipment	0.9
Beverages-Non-alcoholic	0.8
Semiconductor Components-Integrated Circuits	0.7
Heart Monitors	0.6
Finance-Investment Banker/Broker	0.6
Internet Content-Information/News	0.5
Retail-Mail Order	0.5
Retail-Perfume & Cosmetics	0.5
Theaters	0.5
Internet Incubators	0.4

Decision Support Software	0.3%
Medical-Drugs	0.3

100.6%

*	Calculated as a percentage of net assets

158

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)
COMMON STOCK — 98.7%
Aerospace/Defense — 2.4%
TransDigm Group, Inc.†	16,640	$1,739,379

Aerospace/Defense-Equipment — 1.8%
Triumph Group, Inc.	20,270	1,268,294

Apparel Manufacturers — 1.3%
Under Armour, Inc., Class A†	11,240	894,929

Applications Software — 0.9%
Red Hat, Inc.†	14,080	652,890

Auto-Cars/Light Trucks — 1.2%
Tesla Motors, Inc.†	29,799	866,257

Auto/Truck Parts & Equipment-Original — 2.2%
BorgWarner, Inc.†	14,270	1,064,970
Westport Innovations, Inc.†	12,240	509,184

		1,574,154

Beverages-Non-alcoholic — 0.8%
Monster Beverage Corp.†	5,250	548,677

Commercial Services — 2.8%
ServiceSource International, Inc.†	55,506	939,161
Weight Watchers International, Inc.	14,400	1,096,272

		2,035,433

Computer Aided Design — 2.3%
Aspen Technology, Inc.†	62,560	1,126,706
Autodesk, Inc.†	15,130	544,680

		1,671,386

Computer Data Security — 1.6%
Fortinet, Inc.†	49,992	1,140,318

Consulting Services — 3.2%
Gartner, Inc.†	42,450	1,609,280
Verisk Analytics, Inc., Class A†	17,030	682,392

		2,291,672

Decision Support Software — 0.3%
MSCI, Inc., Class A†	6,520	212,422

Diagnostic Equipment — 0.9%
Gen-Probe, Inc.†	9,300	622,449

Diagnostic Kits — 0.9%
Alere, Inc.†	27,456	663,062

Distribution/Wholesale — 2.0%
WESCO International, Inc.†	22,370	1,406,626

E-Commerce/Products — 2.2%
MercadoLibre, Inc.	12,840	1,122,216
Shutterfly, Inc.†	20,500	486,260

		1,608,476

Electronic Components-Semiconductors — 3.3%
Avago Technologies, Ltd.	35,920	1,219,125
Ceva, Inc.†	23,330	630,143
Microchip Technology, Inc.	14,590	538,517

		2,387,785

Electronic Measurement Instruments — 1.5%
Trimble Navigation, Ltd.†	23,120	1,082,710

Enterprise Software/Service — 1.0%
QLIK Technologies, Inc.†	25,844	728,801

Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 0.6%
LPL Investment Holdings, Inc.†	12,854	$422,254

Food-Misc. — 1.4%
Hain Celestial Group, Inc.†	26,540	1,024,179

Footwear & Related Apparel — 1.3%
Deckers Outdoor Corp.†	11,400	921,690

Heart Monitors — 0.6%
HeartWare International, Inc.†	6,550	453,456

Home Furnishings — 1.4%
Tempur-Pedic International, Inc.†	15,160	1,011,324

Human Resources — 1.0%
Team Health Holdings, Inc.†	34,410	708,846

Industrial Gases — 2.6%
Airgas, Inc.	23,670	1,868,273

Internet Application Software — 1.0%
DealerTrack Holdings, Inc.†	27,250	744,742

Internet Content-Information/News — 0.5%
Angie’s List, Inc.†	26,554	391,937

Internet Incubators — 0.4%
HomeAway, Inc.†	11,257	304,389

Internet Infrastructure Software — 2.9%
F5 Networks, Inc.†	7,370	882,484
TIBCO Software, Inc.†	45,420	1,184,099

		2,066,583

Internet Telephone — 1.6%
BroadSoft, Inc.†	40,040	1,116,315

Investment Management/Advisor Services — 1.7%
Affiliated Managers Group, Inc.†	11,810	1,187,023

Machinery-General Industrial — 3.8%
Chart Industries, Inc.†	19,020	1,060,555
Robbins & Myers, Inc.	15,230	739,569
Wabtec Corp.	13,330	916,971

		2,717,095

Machinery-Pumps — 1.6%
Graco, Inc.	24,730	1,137,085

Medical Information Systems — 1.5%
athenahealth, Inc.†	18,670	1,086,221

Medical Instruments — 1.0%
Bruker Corp.†	48,610	690,262

Medical-Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†	16,250	1,247,350
Cubist Pharmaceuticals, Inc.†	23,840	973,149

		2,220,499

Medical-Drugs — 0.3%
Auxilium Pharmaceuticals, Inc.†	9,460	187,970

Medical-Generic Drugs — 1.0%
Impax Laboratories, Inc.†	36,160	682,339

Medical-Wholesale Drug Distribution — 1.0%
AmerisourceBergen Corp.	17,450	680,026

Networking Products — 2.1%
Acme Packet, Inc.†	11,390	332,930
EZchip Semiconductor, Ltd.†	15,930	520,592
LogMeIn, Inc.†	16,043	638,993

		1,492,515

159

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil & Gas Drilling — 1.9%
Atwood Oceanics, Inc.†	17,310	$795,914
Nabors Industries, Ltd.†	31,790	591,930

		1,387,844

Oil Companies-Exploration & Production — 5.7%
Approach Resources, Inc.†	22,719	798,118
Cabot Oil & Gas Corp.	17,120	546,128
Concho Resources, Inc.†	9,530	1,016,470
Gulfport Energy Corp.†	16,160	531,179
Kodiak Oil & Gas Corp.†	39,540	358,628
Pioneer Natural Resources Co.	8,270	821,211

		4,071,734

Oil-Field Services — 1.8%
Oil States International, Inc.†	16,010	1,275,837

Pharmacy Services — 1.0%
Catalyst Health Solutions, Inc.†	12,690	694,904

Physicians Practice Management — 1.6%
Mednax, Inc.†	16,520	1,176,554

Real Estate Management/Services — 1.2%
CBRE Group, Inc., Class A†	45,860	885,098

Rental Auto/Equipment — 1.4%
Hertz Global Holdings, Inc.†	75,920	1,032,512

Retail-Apparel/Shoe — 2.5%
Michael Kors Holdings, Ltd.†	4,558	141,070
Ross Stores, Inc.	14,800	752,136
Vera Bradley, Inc.†	25,460	911,977

		1,805,183

Retail-Mail Order — 0.5%
Williams-Sonoma, Inc.	10,010	358,959

Retail-Perfume & Cosmetics — 0.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	4,670	355,947

Retail-Restaurants — 1.5%
Arcos Dorados Holdings, Inc., Class A	29,208	627,972
Buffalo Wild Wings, Inc.†	7,020	467,251

		1,095,223

Satellite Telecom — 1.1%
Iridium Communications, Inc.†	100,080	799,639

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.7%
Atmel Corp.†	53,300	$517,543

Storage/Warehousing — 1.2%
Wesco Aircraft Holdings, Inc.†	63,028	881,762

Theaters — 0.5%
National CineMedia, Inc.	24,511	333,840

Therapeutics — 1.0%
BioMarin Pharmaceutical, Inc.†	20,797	741,829

Transport-Marine — 1.3%
Kirby Corp.†	13,794	921,025

Transport-Rail — 3.0%
Kansas City Southern†	30,940	2,123,722

Vitamins & Nutrition Products — 1.1%
Vitamin Shoppe, Inc.†	18,670	797,956

Web Hosting/Design — 1.9%
Equinix, Inc.†	11,040	1,324,358

Wireless Equipment — 2.3%
SBA Communications Corp., Class A†	26,320	1,203,351
Ubiquiti Networks, Inc.†	17,204	417,713

		1,621,064

Total Long-Term Investment Securities (cost $65,614,384)		70,713,276

REPURCHASE AGREEMENT — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $1,368,000 collateralized by $1,395,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 1.12% due 12/15/14 and having an approximate value of $1,398,487 (cost $1,368,000)	$1,368,000	1,368,000

TOTAL INVESTMENTS (cost $66,982,384)(1)	100.6%	72,081,276
Liabilities in excess of other assets	(0.6)	(409,422)

NET ASSETS	100.0%	$71,671,854

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Oil Companies-Exploration & Production	$4,071,734	$—	$—	$4,071,734
Other Industries*	66,641,542	—	—	66,641,542
Repurchase Agreement	—	1,368,000	—	1,368,000

Total	$70,713,276	$1,368,000	$—	$72,081,276

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

160

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Time Deposits	6.3%
Exchange-Traded Funds	4.0
Electronic Components-Semiconductors	3.9
Oil Companies-Exploration & Production	3.2
Medical-Biomedical/Gene	2.3
Retail-Apparel/Shoe	2.3
Oil-Field Services	2.3
Medical Instruments	2.1
Banks-Commercial	2.0
Applications Software	2.0
Medical Products	2.0
Auto/Truck Parts & Equipment-Original	1.9
Footwear & Related Apparel	1.8
Chemicals-Diversified	1.7
Enterprise Software/Service	1.7
Transport-Truck	1.6
Transactional Software	1.5
E-Marketing/Info	1.5
Patient Monitoring Equipment	1.5
Commercial Services	1.5
Therapeutics	1.4
Commercial Services-Finance	1.4
Semiconductor Equipment	1.4
Medical-Drugs	1.3
Office Furnishings-Original	1.3
Theaters	1.3
Non-Hazardous Waste Disposal	1.2
Diversified Manufacturing Operations	1.2
Retail-Restaurants	1.2
Distribution/Wholesale	1.1
Pharmacy Services	1.0
Consumer Products-Misc.	1.0
Medical-HMO	0.9
Aerospace/Defense	0.9
Oil & Gas Drilling	0.9
Building & Construction Products-Misc.	0.9
Rental Auto/Equipment	0.9
Computer Aided Design	0.9
Networking Products	0.9
Retail-Gardening Products	0.9
Machinery-Electrical	0.9
Building & Construction-Misc.	0.8
Medical Information Systems	0.8
Insurance-Property/Casualty	0.8
Building Products-Cement	0.8
Computers-Integrated Systems	0.8
Internet Connectivity Services	0.8
Finance-Investment Banker/Broker	0.8
Machinery-Farming	0.8
Investment Management/Advisor Services	0.8
Food-Misc.	0.8
Physicians Practice Management	0.7
Building-Residential/Commercial	0.7
Data Processing/Management	0.7
Transport-Services	0.7
Human Resources	0.7
Retail-Automobile	0.7
Communications Software	0.7
Airlines	0.7
Recreational Vehicles	0.7
Rubber-Tires	0.7

Containers-Metal/Glass	0.7%
Containers-Paper/Plastic	0.7
Industrial Automated/Robotic	0.7
Electronic Design Automation	0.6
Chemicals-Specialty	0.6
Cosmetics & Toiletries	0.6
Lasers-System/Components	0.6
Agricultural Chemicals	0.6
Semiconductor Components-Integrated Circuits	0.6
Medical-Hospitals	0.5
Electric Products-Misc.	0.5
Internet Telephone	0.5
Apparel Manufacturers	0.5
Electric-Transmission	0.5
Computer Data Security	0.5
Machinery-General Industrial	0.5
Vitamins & Nutrition Products	0.5
Diagnostic Kits	0.5
Transport-Marine	0.5
Computer Services	0.5
Web Hosting/Design	0.5
Heart Monitors	0.5
Retail-Jewelry	0.5
Wireless Equipment	0.4
Consulting Services	0.4
Intimate Apparel	0.4
Dental Supplies & Equipment	0.3
Power Converter/Supply Equipment	0.2

99.4%

*	Calculated as a percentage of net assets

161

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 89.1%
Aerospace/Defense — 0.9%
Esterline Technologies Corp.†	30,597	$1,871,007

Agricultural Chemicals — 0.6%
Intrepid Potash, Inc.†	54,687	1,306,472

Airlines — 0.7%
Spirit Airlines, Inc.†	87,226	1,464,525

Apparel Manufacturers — 0.5%
Under Armour, Inc., Class A†	13,761	1,095,651

Applications Software — 2.0%
Compuware Corp.†	208,375	1,633,660
Imperva, Inc.†	16,227	535,167
Parametric Technology Corp.†	83,025	2,089,739

		4,258,566

Auto/Truck Parts & Equipment-Original — 1.9%
Modine Manufacturing Co.†	120,781	1,321,344
TRW Automotive Holdings Corp.†	42,034	1,577,116
WABCO Holdings, Inc.†	23,202	1,203,024

		4,101,484

Banks-Commercial — 2.0%
BBCN Bancorp, Inc.†	108,967	1,102,746
Signature Bank†	21,179	1,231,559
SVB Financial Group†	34,428	1,998,201

		4,332,506

Building & Construction Products-Misc. — 0.9%
Owens Corning†	54,505	1,839,544

Building & Construction-Misc. — 0.8%
MasTec, Inc.†	109,796	1,788,577

Building Products-Cement — 0.8%
Eagle Materials, Inc.	58,930	1,733,131

Building-Residential/Commercial — 0.7%
PulteGroup, Inc.†	211,602	1,576,435

Chemicals-Diversified — 1.7%
Rockwood Holdings, Inc.†	30,433	1,536,866
Solutia, Inc.	79,228	2,178,770

		3,715,636

Chemicals-Specialty — 0.6%
Cytec Industries, Inc.	26,597	1,326,126

Commercial Services — 1.5%
Acacia Research Corp.†	32,761	1,348,443
HMS Holdings Corp.†	55,106	1,819,049

		3,167,492

Commercial Services-Finance — 1.4%
Cardtronics, Inc.†	66,843	1,707,839
Wright Express Corp.†	23,064	1,262,062

		2,969,901

Communications Software — 0.7%
SolarWinds, Inc.†	46,659	1,474,891

Computer Aided Design — 0.9%
Aspen Technology, Inc.†	101,099	1,820,793

Computer Data Security — 0.5%
Fortinet, Inc.†	46,979	1,071,591

Computer Services — 0.5%
j2 Global, Inc.	36,744	990,618

Security Description	Shares	Value (Note 2)

Computers-Integrated Systems — 0.8%
MICROS Systems, Inc.†	34,650	$1,722,451

Consulting Services — 0.4%
MAXIMUS, Inc.	19,743	889,027

Consumer Products-Misc. — 1.0%
Jarden Corp.	61,468	2,070,857

Containers-Metal/Glass — 0.7%
Greif, Inc., Class A	28,813	1,395,990

Containers-Paper/Plastic — 0.7%
Packaging Corp. of America	49,561	1,394,647

Cosmetics & Toiletries — 0.6%
Elizabeth Arden, Inc.†	36,662	1,318,732

Data Processing/Management — 0.7%
CommVault Systems, Inc.†	32,833	1,543,151

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	27,748	653,743

Diagnostic Kits — 0.5%
Meridian Bioscience, Inc.	58,762	1,024,809

Distribution/Wholesale — 1.1%
WESCO International, Inc.†	38,612	2,427,923

Diversified Manufacturing Operations — 1.2%
Actuant Corp., Class A	83,343	2,112,745
Koppers Holdings, Inc.	12,094	459,451

		2,572,196

E-Marketing/Info — 1.5%
comScore, Inc.†	70,724	1,566,536
ValueClick, Inc.†	96,795	1,688,105

		3,254,641

Electric Products-Misc. — 0.5%
GrafTech International, Ltd.†	69,416	1,139,811

Electric-Transmission — 0.5%
ITC Holdings Corp.	14,563	1,073,439

Electronic Components-Semiconductors — 3.9%
Ceva, Inc.†	7,647	206,545
Lattice Semiconductor Corp.†	233,015	1,584,502
Microsemi Corp.†	90,259	1,785,323
Rovi Corp.†	36,966	1,186,239
Semtech Corp.†	68,983	1,966,016
Volterra Semiconductor Corp.†	54,024	1,629,904

		8,358,529

Electronic Design Automation — 0.6%
Cadence Design Systems, Inc.†	127,611	1,347,572

Enterprise Software/Service — 1.7%
Ariba, Inc.†	48,104	1,313,239
Guidewire Software, Inc.†	43,217	779,203
Taleo Corp., Class A†	39,824	1,434,062

		3,526,504

Finance-Investment Banker/Broker — 0.8%
Stifel Financial Corp.†	47,407	1,709,496

Food-Misc. — 0.8%
B&G Foods, Inc.	73,161	1,657,828

Footwear & Related Apparel — 1.8%
Crocs, Inc.†	41,616	791,536
Deckers Outdoor Corp.†	11,780	952,413

162

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Footwear & Related Apparel (continued)
Steven Madden, Ltd.†	50,201	$2,065,269

		3,809,218

Heart Monitors — 0.5%
HeartWare International, Inc.†	13,948	965,620

Human Resources — 0.7%
Team Health Holdings, Inc.†	72,526	1,494,036

Industrial Automated/Robotic — 0.7%
Cognex Corp.	33,260	1,381,953

Insurance-Property/Casualty — 0.8%
ProAssurance Corp.	21,288	1,737,739

Internet Connectivity Services — 0.8%
AboveNet, Inc.†	25,848	1,717,600

Internet Telephone — 0.5%
BroadSoft, Inc.†	39,565	1,103,072

Intimate Apparel — 0.4%
Warnaco Group, Inc.†	14,717	857,265

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	16,882	1,696,810

Lasers-System/Components — 0.6%
Cymer, Inc.†	26,404	1,314,655

Machinery-Electrical — 0.9%
Regal-Beloit Corp.	31,846	1,807,897

Machinery-Farming — 0.8%
AGCO Corp.†	33,561	1,709,262

Machinery-General Industrial — 0.5%
IDEX Corp.	26,262	1,064,136

Medical Information Systems — 0.8%
Allscripts Healthcare Solutions, Inc.†	93,393	1,785,674

Medical Instruments — 2.1%
Arthrocare Corp.†	31,622	977,436
DexCom, Inc.†	47,185	517,619
Thoratec Corp.†	42,789	1,257,997
Volcano Corp.†	64,589	1,811,722

		4,564,774

Medical Products — 2.0%
Hill-Rom Holdings, Inc.	41,838	1,381,073
PSS World Medical, Inc.†	55,818	1,354,703
Sirona Dental Systems, Inc.†	29,998	1,450,403

		4,186,179

Medical-Biomedical/Gene — 2.3%
Amarin Corp. PLC ADR†	77,740	634,358
Cubist Pharmaceuticals, Inc.†	45,737	1,866,984
Incyte Corp., Ltd.†	74,725	1,322,633
United Therapeutics Corp.†	23,726	1,166,845

		4,990,820

Medical-Drugs — 1.3%
Medicis Pharmaceutical Corp., Class A	52,259	1,729,250
Salix Pharmaceuticals, Ltd.†	21,184	1,021,069

		2,750,319

Medical-HMO — 0.9%
Health Net, Inc.†	50,630	1,910,776

Security Description	Shares	Value (Note 2)

Medical-Hospitals — 0.5%
Health Management Associates, Inc., Class A†	182,011	$1,166,691

Networking Products — 0.9%
Netgear, Inc.†	45,483	1,811,133

Non-Hazardous Waste Disposal — 1.2%
Progressive Waste Solutions, Ltd.	48,490	1,098,783
Waste Connections, Inc.	45,631	1,474,338

		2,573,121

Office Furnishings-Original — 1.3%
Interface, Inc., Class A	88,130	1,171,248
Steelcase, Inc., Class A	179,792	1,565,988

		2,737,236

Oil & Gas Drilling — 0.9%
Atwood Oceanics, Inc.†	40,293	1,852,672

Oil Companies-Exploration & Production — 3.2%
Gulfport Energy Corp.†	58,126	1,910,602
Oasis Petroleum, Inc.†	40,277	1,358,946
Rosetta Resources, Inc.†	39,384	1,890,038
Swift Energy Co.†	53,001	1,756,983

		6,916,569

Oil-Field Services — 2.3%
Key Energy Services, Inc.†	94,381	1,366,637
Oil States International, Inc.†	23,445	1,868,332
Superior Energy Services, Inc.†	55,933	1,594,650

		4,829,619

Patient Monitoring Equipment — 1.5%
Insulet Corp.†	72,445	1,410,504
Masimo Corp.†	85,815	1,836,441

		3,246,945

Pharmacy Services — 1.0%
Catalyst Health Solutions, Inc.†	39,139	2,143,252

Physicians Practice Management — 0.7%
Mednax, Inc.†	22,304	1,588,491

Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	14,803	430,175

Recreational Vehicles — 0.7%
Polaris Industries, Inc.	22,568	1,453,379

Rental Auto/Equipment — 0.9%
United Rentals, Inc.†	47,727	1,825,080

Retail-Apparel/Shoe — 2.3%
DSW, Inc., Class A	38,720	1,934,838
Express, Inc.†	85,626	1,852,947
Genesco, Inc.†	17,256	1,053,824

		4,841,609

Retail-Automobile — 0.7%
Asbury Automotive Group, Inc.†	64,936	1,487,684

Retail-Gardening Products — 0.9%
Tractor Supply Co.	22,421	1,810,944

Retail-Jewelry — 0.5%
Signet Jewelers, Ltd.	21,176	965,202

163

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Restaurants — 1.2%
BJ’s Restaurants, Inc.†	22,370	$1,119,171
Bravo Brio Restaurant Group, Inc.†	74,229	1,428,908

		2,548,079

Rubber-Tires — 0.7%
Cooper Tire & Rubber Co.	93,435	1,407,131

Semiconductor Components-Integrated Circuits — 0.6%
Cypress Semiconductor Corp.†	71,501	1,229,460

Semiconductor Equipment — 1.4%
Nanometrics, Inc.†	15,930	322,582
Teradyne, Inc.†	158,900	2,598,015

		2,920,597

Theaters — 1.3%
Cinemark Holdings, Inc.	91,422	1,802,842
National CineMedia, Inc.	64,756	881,977

		2,684,819

Therapeutics — 1.4%
BioMarin Pharmaceutical, Inc.†	56,418	2,012,430
Onyx Pharmaceuticals, Inc.†	25,573	1,046,959

		3,059,389

Transactional Software — 1.5%
Bottomline Technologies, Inc.†	49,322	1,348,463
VeriFone Systems, Inc.†	44,798	1,912,875

		3,261,338

Transport-Marine — 0.5%
Kirby Corp.†	15,225	1,016,573

Transport-Services — 0.7%
UTi Worldwide, Inc.	100,391	1,494,822

Transport-Truck — 1.6%
Landstar System, Inc.	37,900	1,938,585
Werner Enterprises, Inc.	59,832	1,563,410

		3,501,995

Security Description	Shares/ Principal Amount	Value (Note 2)
Vitamins & Nutrition Products — 0.5%
Vitamin Shoppe, Inc.†	24,447	$1,044,865

Web Hosting/Design — 0.5%
NIC, Inc.	77,190	965,647

Wireless Equipment — 0.4%
Aruba Networks, Inc.†	21,410	474,874
Ubiquiti Networks, Inc.†	19,814	481,084

		955,958

Total Common Stock (cost $170,502,755)		189,604,572

EXCHANGE-TRADED FUNDS — 4.0%
iShares Russell 2000 Growth Index Fund	70,300	6,367,071
iShares Russell 2000 Index Fund	26,800	2,119,076

Total Exchange-Traded Funds (cost $8,481,267)		8,486,147

Total Long-Term Investment Securities (cost $178,984,022)		198,090,719

SHORT-TERM INVESTMENT SECURITIES — 6.3%
Time Deposits — 6.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/12 (cost $13,493,000)	$13,493,000	13,493,000

TOTAL INVESTMENTS (cost $192,477,022)(1)	99.4%	211,583,719
Other assets less liabilities	0.6	1,327,142

NET ASSETS	100.0%	$212,910,861

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$189,604,572	$—	$—	$189,604,572
Exchange Traded Funds	8,486,147	—	—	8,486,147
Short-Term Investment Securities:
Time Deposits	—	13,493,000	—	13,493,000

Total	$198,090,719	$13,493,000	$—	$211,583,719

See Notes to Financial Statements

164

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Retail-Restaurants	8.5%
Computers	5.1
Web Portals/ISP	5.0
Banks-Super Regional	4.9
Repurchase Agreements	4.8
Medical-Drugs	4.6
Diversified Manufacturing Operations	4.2
Vitamins & Nutrition Products	4.1
Oil Companies-Exploration & Production	4.0
Casino Hotels	3.8
Transport-Rail	3.7
Commercial Services-Finance	3.4
E-Commerce/Services	3.3
Agricultural Chemicals	3.1
Retail-Discount	3.0
Semiconductor Components-Integrated Circuits	2.9
Medical-Biomedical/Gene	2.9
Engines-Internal Combustion	2.8
Multimedia	2.6
Pipelines	2.6
Retail-Building Products	2.5
Athletic Footwear	2.5
Chemicals-Diversified	2.4
Metal-Copper	2.4
Oil-Field Services	2.4
Metal Processors & Fabrication	2.2
Finance-Credit Card	2.2
Cable/Satellite TV	1.9
Computer Services	1.9
Industrial Gases	0.9
Auto-Cars/Light Trucks	0.5

101.1%

*	Calculated as a percentage of net assets

165

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.3%
Agricultural Chemicals — 3.1%
Monsanto Co.	44,703	$3,667,881

Athletic Footwear — 2.5%
NIKE, Inc., Class B	28,919	3,007,287

Auto-Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†	22,517	654,569

Banks-Super Regional — 4.9%
US Bancorp	98,787	2,787,769
Wells Fargo & Co.	104,127	3,041,550

		5,829,319

Cable/Satellite TV — 1.9%
British Sky Broadcasting Group PLC	207,146	2,252,304

Casino Hotels — 3.8%
Wynn Resorts, Ltd.	38,954	4,488,669

Chemicals-Diversified — 2.4%
Dow Chemical Co.	86,066	2,884,072

Commercial Services-Finance — 3.4%
Visa, Inc., Class A	39,975	4,023,084

Computer Services — 1.9%
Accenture PLC, Class A	38,582	2,212,292

Computers — 5.1%
Apple, Inc.†	13,305	6,073,466

Diversified Manufacturing Operations — 4.2%
Danaher Corp.	54,892	2,882,379
Eaton Corp.	42,778	2,097,405

		4,979,784

E-Commerce/Services — 3.3%
priceline.com, Inc.†	7,531	3,987,514

Engines-Internal Combustion — 2.8%
Cummins, Inc.	32,134	3,341,936

Finance-Credit Card — 2.2%
American Express Co.	51,780	2,596,249

Industrial Gases — 0.9%
Praxair, Inc.	10,150	1,077,930

Medical-Biomedical/Gene — 2.9%
Biogen Idec, Inc.†	29,160	3,438,547

Medical-Drugs — 4.6%
Allergan, Inc.	37,628	3,307,877
Bristol-Myers Squibb Co.	68,594	2,211,471

		5,519,348

Metal Processors & Fabrication — 2.2%
Precision Castparts Corp.	16,119	2,638,358

Metal-Copper — 2.4%
Freeport-McMoRan Copper & Gold, Inc.	62,207	2,874,586

Multimedia — 2.6%
Time Warner, Inc.	84,186	3,119,933

Oil Companies-Exploration & Production — 4.0%
Anadarko Petroleum Corp.	20,547	1,658,554
Occidental Petroleum Corp.	31,685	3,161,212

		4,819,766

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil-Field Services — 2.4%
Halliburton Co.	77,383	$2,846,147

Pipelines — 2.6%
Kinder Morgan, Inc.	95,805	3,110,788

Retail-Building Products — 2.5%
Home Depot, Inc.	68,571	3,043,867

Retail-Discount — 3.0%
Dollar General Corp.†	83,831	3,572,039

Retail-Restaurants — 8.5%
Chipotle Mexican Grill, Inc.†	5,831	2,141,668
McDonald’s Corp.	29,492	2,921,183
Starbucks Corp.	105,425	5,053,020

		10,115,871

Semiconductor Components-Integrated Circuits — 2.9%
QUALCOMM, Inc.	59,941	3,525,730

Transport-Rail — 3.7%
Union Pacific Corp.	38,197	4,366,299

Vitamins & Nutrition Products — 4.1%
Mead Johnson Nutrition Co.	66,831	4,951,509

Web Portals/ISP — 5.0%
Baidu, Inc. ADR†	27,829	3,548,754
Google, Inc., Class A†	4,285	2,485,771

		6,034,525

Total Long-Term Investment Securities (cost $99,280,236)		115,053,669

REPURCHASE AGREEMENT — 4.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $5,679,002 and collateralized by $5,750,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 2.38%, due 01/13/22 and having an approximate value of $5,794,994 (cost $5,679,000)	$5,679,000	5,679,000

TOTAL INVESTMENTS (cost $104,959,236)(1)	101.1%	120,732,669
Liabilities in excess of other assets	(1.1)	(1,286,922)

NET ASSETS	100.0%	$119,445,747

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

166

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$6,073,466	$—	$—	$6,073,466
Retail-Restaurants	10,115,871	—	—	10,115,871
Web Portals/ISP	6,034,525	—	—	6,034,525
Other Industries*	92,829,807	—	—	92,829,807
Repurchase Agreement	—	5,679,000	—	5,679,000

Total	$115,053,669	$5,679,000	$—	$120,732,669

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

167

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Applications Software	12.3%
Computers	9.2
Semiconductor Equipment	9.0
Enterprise Software/Service	9.0
Repurchase Agreements	8.2
Computers-Memory Devices	8.1
Electronic Components-Semiconductors	7.0
Electronic Design Automation	5.9
Internet Security	5.0
Telecom Services	4.1
Semiconductor Components-Integrated Circuits	4.0
Electronic Components-Misc.	2.9
Web Portals/ISP	2.6
Commercial Services-Finance	1.9
Transactional Software	1.7
Office Automation & Equipment	1.7
Electronic Parts Distribution	1.4
Telecommunication Equipment	0.9
Instruments-Scientific	0.9
Medical Products	0.8
Circuit Boards	0.6
Electric Products-Misc.	0.5
Networking Products	0.4
Medical-Biomedical/Gene	0.4
E-Marketing/Info	0.3
Capacitors	0.2
Computer Software	0.1

99.1%

*	Calculated as a percentage of net assets

168

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)
COMMON STOCK — 90.9%
Applications Software — 12.3%
Check Point Software Technologies, Ltd.†	14,270	$803,258
Citrix Systems, Inc.†	2,900	189,109
Microsoft Corp.	51,310	1,515,185
Nuance Communications, Inc.†	34,160	974,243
Parametric Technology Corp.†	58,600	1,474,962

		4,956,757

Capacitors — 0.2%
Taiyo Yuden Co., Ltd.	10,500	94,503

Circuit Boards — 0.6%
Unimicron Technology Corp.	180,000	236,958

Commercial Services-Finance — 1.9%
Visa, Inc., Class A	7,400	744,736

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,500	48,375

Computers — 9.2%
Apple, Inc.†	5,554	2,535,290
Asustek Computer, Inc.	24,000	189,810
Dell, Inc.†	57,300	987,279

		3,712,379

Computers-Memory Devices — 8.1%
EMC Corp.†	52,700	1,357,552
NetApp, Inc.†	20,900	788,766
Seagate Technology PLC	34,200	722,988
Western Digital Corp.†	10,900	396,215

		3,265,521

E-Marketing/Info — 0.3%
Constant Contact, Inc.†	4,500	112,410

Electric Products-Misc. — 0.5%
Nidec Corp.	2,000	191,551

Electronic Components-Misc. — 2.9%
Jabil Circuit, Inc.	5,400	122,364
Kyocera Corp.	3,800	324,062
Murata Manufacturing Co., Ltd.	9,000	515,416
Nippon Electric Glass Co., Ltd.	23,821	207,519

		1,169,361

Electronic Components-Semiconductors — 7.0%
Advanced Micro Devices, Inc.†	251,101	1,684,888
Broadcom Corp., Class A†	11,400	391,476
Microsemi Corp.†	17,700	350,106
Rovi Corp.†	12,500	401,125

		2,827,595

Electronic Design Automation — 5.9%
Synopsys, Inc.†	81,762	2,385,815

Electronic Parts Distribution — 1.4%
Avnet, Inc.†	15,600	543,972

Enterprise Software/Service — 9.0%
BMC Software, Inc.†	43,100	1,561,944
JDA Software Group, Inc.†	18,600	548,142
Oracle Corp.	29,300	826,260
SAP AG ADR	4,100	247,968
Taleo Corp., Class A†	11,500	414,115

		3,598,429

Instruments-Scientific — 0.9%
Thermo Fisher Scientific, Inc.†	7,100	375,590

Security Description	Shares/ Principal Amount	Value (Note 2)
Internet Security — 5.0%
Symantec Corp.†	117,600	$2,021,544

Medical Products — 0.8%
Baxter International, Inc.	3,500	194,180
Sirona Dental Systems, Inc.†	2,300	111,205

		305,385

Medical-Biomedical/Gene — 0.4%
Life Technologies Corp.†	2,900	140,447

Networking Products — 0.4%
Cisco Systems, Inc.	8,800	172,744

Office Automation & Equipment — 1.7%
Xerox Corp.	87,400	677,350

Semiconductor Components-Integrated Circuits — 4.0%
QUALCOMM, Inc.	27,050	1,591,081

Semiconductor Equipment — 9.0%
ASML Holding NV (NASDAQ)	4,600	197,754
ASML Holding NV (AEX)	13,500	579,822
KLA-Tencor Corp.	26,000	1,329,380
Novellus Systems, Inc.†	28,800	1,357,920
Teradyne, Inc.†	8,200	134,070

		3,598,946

Telecom Services — 4.1%
Amdocs, Ltd.†	55,332	1,628,974

Telecommunication Equipment — 0.9%
Nice Systems, Ltd. ADR†	10,600	381,176

Transactional Software — 1.7%
VeriFone Systems, Inc.†	15,900	678,930

Web Portals/ISP — 2.6%
Baidu, Inc. ADR†	6,500	828,880
Mail.ru Group, Ltd. GDR†	6,500	214,500

		1,043,380

Total Long-Term Investment Securities (cost $32,192,005)		36,503,909

REPURCHASE AGREEMENT — 8.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $3,300,001 and collateralized by $3,340,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 2.38%, due 01/13/22 and having an approximate value of $3,366,136 (cost $3,300,000)	$3,300,000	3,300,000

TOTAL INVESTMENTS (cost $35,492,005) (1)	99.1%	39,803,909
Other assets less liabilities	0.9	362,875

NET ASSETS	100.0%	$40,166,784

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

AEX — Amsterdam Stock Exchange

NASDAQ —	National Assoc. of Securities Dealers Automated-Quotation.

169

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$4,956,757	$—	$—	$4,956,757
Computers	3,712,379	—	—	3,712,379
Computers-Memory Devices	3,265,521	—	—	3,265,521
Electronic Components-Semiconductors	2,827,595	—	—	2,827,595
Electronic Design Automation	2,385,815	—	—	2,385,815
Enterprise Software/Service	3,598,429	—	—	3,598,429
Internet Security	2,021,544	—	—	2,021,544
Semiconductor Equipment	3,598,946	—	—	3,598,946
Other Industries*	10,136,923	—	—	10,136,923
Repurchase Agreement	—	3,300,000	—	3,300,000

Total	$36,503,909	$3,300,000	$—	$39,803,909

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

170

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	7.7%
Banks-Commercial	6.3
Insurance-Reinsurance	4.7
Electric-Integrated	3.9
Semiconductor Equipment	3.5
Auto/Truck Parts & Equipment-Original	3.5
Electronic Components-Misc.	3.1
Distribution/Wholesale	2.9
Steel-Producers	2.8
Medical-HMO	2.6
Time Deposits	2.4
Banks-Super Regional	2.4
Electronic Components-Semiconductors	2.2
Retail-Apparel/Shoe	2.0
Insurance-Life/Health	1.9
Savings & Loans/Thrifts	1.8
Chemicals-Diversified	1.8
Oil Companies-Exploration & Production	1.8
Gas-Distribution	1.8
Oil Refining & Marketing	1.5
Building-Residential/Commercial	1.4
Beverages-Wine/Spirits	1.4
Metal Processors & Fabrication	1.4
Finance-Leasing Companies	1.4
Chemicals-Plastics	1.4
Electronic Parts Distribution	1.3
Food-Meat Products	1.3
Circuit Boards	1.3
Wire & Cable Products	1.3
Transport-Services	1.2
Batteries/Battery Systems	1.2
Medical-Hospitals	1.1
Home Decoration Products	1.1
Cruise Lines	1.1
Food-Dairy Products	1.1
Office Supplies & Forms	1.1
Commercial Services	1.1
Transport-Air Freight	1.1
Retail-Computer Equipment	1.0
Computer Services	1.0
Publishing-Newspapers	0.9
Apparel Manufacturers	0.9
Building-Heavy Construction	0.9
Transport-Truck	0.9
Building & Construction Products-Misc.	0.9
Transport-Marine	0.9
Telecom Services	0.8
Rubber-Tires	0.8
Retail-Jewelry	0.8
Insurance-Property/Casualty	0.8
Casino Hotels	0.7
Food-Misc.	0.7
Machinery-General Industrial	0.7
Chemicals-Specialty	0.7
Computers-Integrated Systems	0.7
Retail-Office Supplies	0.7
Networking Products	0.6
Telecommunication Equipment	0.6

Investment Management/Advisor Services	0.5%
Retail-Discount	0.3

99.7%

*	Calculated as a percentage of net assets

171

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.3%
Apparel Manufacturers — 0.9%
Jones Group, Inc.	589,680	$5,383,778

Auto/Truck Parts & Equipment-Original — 3.5%
Dana Holding Corp.†	494,080	7,337,088
Lear Corp.	171,060	7,167,414
TRW Automotive Holdings Corp.†	151,640	5,689,533

		20,194,035

Banks-Commercial — 6.3%
Associated Banc-Corp.	430,870	5,368,640
CapitalSource, Inc.	991,970	6,854,513
Hancock Holding Co.	101,567	3,372,024
Popular, Inc.†	2,581,939	4,053,644
Susquehanna Bancshares, Inc.	703,460	6,429,625
Webster Financial Corp.	165,170	3,501,604
Zions Bancorporation	401,920	6,768,333

		36,348,383

Banks-Super Regional — 2.4%
Comerica, Inc.	254,430	7,040,078
Huntington Bancshares, Inc.	1,168,960	6,674,762

		13,714,840

Batteries/Battery Systems — 1.2%
EnerSys†	239,540	6,941,869

Beverages-Wine/Spirits — 1.4%
Constellation Brands, Inc., Class A†	382,169	7,987,332

Building & Construction Products-Misc. — 0.9%
Fortune Brands Home & Security, Inc.†	274,640	5,100,065

Building-Heavy Construction — 0.9%
Tutor Perini Corp.†	352,990	5,361,918

Building-Residential/Commercial — 1.4%
Meritage Homes Corp.†	131,620	3,185,204
NVR, Inc.†	7,230	5,012,197

		8,197,401

Casino Hotels — 0.7%
MGM Resorts International†	330,710	4,315,766

Chemicals-Diversified — 1.8%
Huntsman Corp.	291,680	3,713,086
Westlake Chemical Corp.	116,750	6,824,038

		10,537,124

Chemicals-Plastics — 1.4%
PolyOne Corp.	544,440	7,850,825

Chemicals-Specialty — 0.7%
Ferro Corp.†	592,270	4,003,745

Circuit Boards — 1.3%
TTM Technologies, Inc.†	592,380	7,268,503

Commercial Services — 1.1%
Convergys Corp.†	465,740	6,198,999

Computer Services — 1.0%
Insight Enterprises, Inc.†	297,630	5,494,250

Computers-Integrated Systems — 0.7%
NCR Corp.†	209,520	3,924,310

Cruise Lines — 1.1%
Royal Caribbean Cruises, Ltd.	234,340	6,369,361

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 2.9%
Arrow Electronics, Inc.†	183,890	$7,592,818
Ingram Micro, Inc., Class A†	199,560	3,787,649
WESCO International, Inc.†	87,740	5,517,091

		16,897,558

Electric-Integrated — 3.9%
Great Plains Energy, Inc.	220,910	4,555,164
NV Energy, Inc.	415,090	6,724,458
PNM Resources, Inc.	350,650	6,245,076
Portland General Electric Co.	194,270	4,845,094

		22,369,792

Electronic Components-Misc. — 3.1%
AU Optronics Corp. ADR	1,269,279	6,689,100
Celestica, Inc.†	112,020	953,290
Flextronics International, Ltd.†	892,460	6,131,200
Vishay Intertechnology, Inc.†	342,620	4,207,374

		17,980,964

Electronic Components-Semiconductors — 2.2%
Amkor Technology, Inc.†	878,680	5,034,836
Micron Technology, Inc.†	991,640	7,526,548

		12,561,384

Electronic Parts Distribution — 1.3%
Avnet, Inc.†	222,410	7,755,437

Finance-Leasing Companies — 1.4%
Aircastle, Ltd.	557,490	7,860,609

Food-Dairy Products — 1.1%
Dean Foods Co.†	590,060	6,349,046

Food-Meat Products — 1.3%
Smithfield Foods, Inc.†	208,243	4,650,066
Tyson Foods, Inc., Class A	156,570	2,918,465

		7,568,531

Food-Misc. — 0.7%
Dole Food Co., Inc.†	448,970	4,310,112

Gas-Distribution — 1.8%
Atmos Energy Corp.	178,890	5,797,825
UGI Corp.	169,200	4,553,172

		10,350,997

Home Decoration Products — 1.1%
Newell Rubbermaid, Inc.	352,820	6,516,585

Insurance-Life/Health — 1.9%
Torchmark Corp.	109,370	4,994,928
Unum Group	252,315	5,760,351

		10,755,279

Insurance-Property/Casualty — 0.8%
Amtrust Financial Services, Inc.	172,230	4,465,924

Insurance-Reinsurance — 4.7%
Aspen Insurance Holdings, Ltd.	219,140	5,820,358
Endurance Specialty Holdings, Ltd.	191,591	7,165,504
Platinum Underwriters Holdings, Ltd.	196,300	6,723,275
Reinsurance Group of America, Inc.	139,090	7,579,014

		27,288,151

Investment Management/Advisor Services — 0.5%
Legg Mason, Inc.	115,580	2,943,823

172

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery-General Industrial — 0.7%
Sauer-Danfoss, Inc.†	81,230	$4,093,992

Medical-HMO — 2.6%
Health Net, Inc.†	206,760	7,803,122
Molina Healthcare, Inc.†	226,650	6,937,757

		14,740,879

Medical-Hospitals — 1.1%
LifePoint Hospitals, Inc.†	163,646	6,576,933

Metal Processors & Fabrication — 1.4%
Timken Co.	163,180	7,968,079

Networking Products — 0.6%
Anixter International, Inc.†	56,530	3,703,280

Office Supplies & Forms — 1.1%
Avery Dennison Corp.	233,560	6,341,154

Oil Companies-Exploration & Production — 1.8%
Plains Exploration & Production Co.†	147,680	5,570,490
Stone Energy Corp.†	172,390	4,835,539

		10,406,029

Oil Refining & Marketing — 1.5%
Tesoro Corp.†	140,510	3,516,965
Western Refining, Inc.	321,460	5,313,734

		8,830,699

Publishing-Newspapers — 0.9%
Gannett Co., Inc.	382,080	5,414,074

Real Estate Investment Trusts — 7.7%
BioMed Realty Trust, Inc.	352,650	6,548,711
BRE Properties, Inc.	96,670	5,009,439
Camden Property Trust	84,200	5,430,900
DiamondRock Hospitality Co.	606,640	6,393,986
Entertainment Properties Trust	159,120	7,076,066
Glimcher Realty Trust	612,510	5,898,471
Home Properties, Inc.	72,840	4,339,807
Mid-America Apartment Communities, Inc.	56,440	3,607,645

		44,305,025

Retail-Apparel/Shoe — 2.0%
ANN, Inc.†	287,070	6,964,318
Children’s Place Retail Stores, Inc.†	90,240	4,502,074

		11,466,392

Retail-Computer Equipment — 1.0%
GameStop Corp., Class A†	243,010	5,676,714

Retail-Discount — 0.3%
Big Lots, Inc.†	45,962	1,815,039

Retail-Jewelry — 0.8%
Signet Jewelers, Ltd.	103,560	4,720,265

Retail-Office Supplies — 0.7%
Office Depot, Inc.†	1,399,722	3,821,241

Rubber-Tires — 0.8%
Cooper Tire & Rubber Co.	319,080	4,805,345

Savings & Loans/Thrifts — 1.8%
First Niagara Financial Group, Inc.	710,690	6,801,303
Washington Federal, Inc.	240,050	3,783,188

		10,584,491

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment — 3.5%
Entegris, Inc.†	762,730	$7,306,954
Lam Research Corp.†	166,070	7,072,921
MKS Instruments, Inc.	196,828	5,934,364

		20,314,239

Steel-Producers — 2.8%
Commercial Metals Co.	419,660	6,017,924
Reliance Steel & Aluminum Co.	123,610	6,576,052
Steel Dynamics, Inc.	237,110	3,781,905

		16,375,881

Telecom Services — 0.8%
Amdocs, Ltd.†	166,730	4,908,531

Telecommunication Equipment — 0.6%
Arris Group, Inc.†	275,413	3,216,824

Transport-Air Freight — 1.1%
Atlas Air Worldwide Holdings, Inc.†	127,680	6,082,037

Transport-Marine — 0.9%
Teekay Corp.	180,260	4,942,729

Transport-Services — 1.2%
Bristow Group, Inc.	144,670	7,097,510

Transport-Truck — 0.9%
Con-way, Inc.	163,630	5,193,616

Wire & Cable Products — 1.3%
General Cable Corp.†	234,890	7,248,705

Total Long-Term Investment Securities (cost $528,408,559)		561,816,399

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Time Deposits — 2.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/12 (cost $13,744,000)	$13,744,000	13,744,000

TOTAL INVESTMENTS (cost $542,152,559)(1)	99.7%	575,560,399
Other assets less liabilities	0.3	1,883,449

NET ASSETS	100.0%	$577,443,848

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

173

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$36,348,383	$—	$—	$36,348,383
Real Estate Investments Trusts	44,305,025	—	—	44,305,025
Other Industries*	481,162,991	—	—	481,162,991
Short-Term Investment Securities:
Time Deposits	—	13,744,000	—	13,744,000

Total	$561,816,399	$13,744,000	$—	$575,560,399

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

174

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	10.6%
Medical-Drugs	7.3
Diversified Banking Institutions	6.1
Banks-Commercial	5.8
Insurance-Multi-line	4.7
Auto-Cars/Light Trucks	4.1
Cellular Telecom	4.0
Chemicals-Diversified	3.0
Insurance-Life/Health	3.0
Oil Companies-Exploration & Production	2.4
Real Estate Investment Trusts	2.3
Real Estate Operations & Development	1.9
Import/Export	1.9
Repurchase Agreements	1.8
Tobacco	1.8
Electric-Integrated	1.7
Electric-Generation	1.7
Food-Misc.	1.6
Machinery-General Industrial	1.6
Gas-Distribution	1.5
Finance-Leasing Companies	1.5
Retail-Convenience Store	1.5
Transport-Services	1.4
Electric Products-Misc.	1.3
Diversified Manufacturing Operations	1.3
Advertising Agencies	1.2
Metal-Diversified	1.2
Computers	1.1
Retail-Major Department Stores	1.1
Building-Heavy Construction	1.1
Cable/Satellite TV	1.0
Telecom Services	1.0
Building & Construction-Misc.	1.0
Auto-Heavy Duty Trucks	0.9
Brewery	0.9
Entertainment Software	0.9
Computer Data Security	0.9
Telephone-Integrated	0.8
Travel Services	0.8
Medical-Generic Drugs	0.8
Building Products-Cement	0.8
Auto/Truck Parts & Equipment-Original	0.7
Diversified Minerals	0.7
Insurance-Reinsurance	0.6
Metal-Iron	0.6
Diversified Operations	0.6
Beverages-Non-alcoholic	0.6
Oil-Field Services	0.5
Finance-Investment Banker/Broker	0.5
Audio/Video Products	0.5
Retail-Consumer Electronics	0.5
Agricultural Operations	0.4
Medical Products	0.3
Agricultural Chemicals	0.3
Hotels/Motels	0.2
Internet Content-Entertainment	0.2

98.5%

*	Calculated as a percentage of net assets

Country Allocation*

United Kingdom	22.4%
Japan	18.5
France	10.2
Germany	10.0
Australia	5.8
Switzerland	5.0
Canada	3.6
Hong Kong	2.8
United States	2.5
Netherlands	2.4
Italy	2.0
China	1.8
Singapore	1.3
Jersey	1.2
Ireland	1.0
Russia	0.9
Belgium	0.9
Cayman Islands	0.9
Finland	0.9
Israel	0.8
Taiwan	0.8
Bermuda	0.8
South Korea	0.6
Norway	0.5
Brazil	0.5
Mauritius	0.4

98.5%

*	Calculated as a percentage of net assets

175

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.7%
Australia — 5.8%
Australia & New Zealand Banking Group, Ltd.	171,917	$3,907,661
CFS Retail Property Trust	1,223,179	2,227,079
Coca-Cola Amatil, Ltd.	152,549	1,870,565
Dexus Property Group	1,885,997	1,782,019
Fortescue Metals Group, Ltd.	365,611	1,960,162
JB Hi-Fi, Ltd.	112,465	1,504,421
Macquarie Group, Ltd.	59,094	1,599,797
Myer Holdings, Ltd.	591,507	1,343,863
Origin Energy, Ltd.	155,801	2,275,988

		18,471,555

Belgium — 0.9%
Anheuser-Busch InBev NV	49,085	2,976,251

Bermuda — 0.8%
Biosensors International Group, Ltd.†	723,000	931,161
Skyworth Digital Holdings, Ltd.	3,644,000	1,569,373

		2,500,534

Brazil — 0.5%
Petroleo Brasileiro SA ADR	51,600	1,576,380

Canada — 3.6%
BCE, Inc.	77,512	3,160,158
Canadian Natural Resources, Ltd.	55,700	2,206,447
National Bank of Canada	50,474	3,786,431
Nexen, Inc.	129,392	2,318,913

		11,471,949

Cayman Islands — 0.9%
China Shanshui Cement Group, Ltd.	2,076,000	1,531,175
Home Inns & Hotels Management, Inc. ADR†	28,300	834,567
Perfect World Co., Ltd. ADR†	51,100	547,792

		2,913,534

China — 1.8%
BBMG Corp.	1,112,500	840,619
China Construction Bank Corp.	3,430,000	2,742,125
Industrial & Commercial Bank of China	2,978,000	2,088,935

		5,671,679

Finland — 0.9%
Metso Oyj	61,844	2,693,804

France — 10.2%
Arkema SA	25,389	2,051,718
AXA SA	166,641	2,529,596
GDF Suez	71,989	1,953,928
PPR	13,818	2,174,378
Sanofi	97,863	7,228,705
SCOR SE	78,578	1,977,049
Technip SA	17,400	1,632,352
Total SA	140,116	7,405,375
Valeo SA	47,755	2,241,589
Vinci SA	71,828	3,331,630

		32,526,320

Germany — 9.0%
Allianz SE	60,673	6,671,278
BASF SE	83,574	6,425,767
Deutsche Bank AG	43,793	1,855,123
Deutsche Post AG	174,338	2,896,143
Kabel Deutschland Holding AG†	63,414	3,306,334
Lanxess AG	22,018	1,434,128

Security Description	Shares	Value (Note 2)

Germany (continued)
Rheinmetall AG	39,753	$2,131,695
Siemens AG	42,367	3,997,864

		28,718,332

Hong Kong — 2.8%
China Mobile, Ltd.	235,000	2,402,937
China Resources Power Holdings Co., Ltd.	1,052,000	2,056,442
Henderson Land Development Co., Ltd.	318,000	1,732,428
Hysan Development Co., Ltd.	407,000	1,608,519
Lenovo Group, Ltd.	1,364,000	1,086,937

		8,887,263

Ireland — 1.0%
Kerry Group PLC, Class A (ISE)	84,997	3,122,498
Kerry Group PLC, Class A (LSE)	5,087	186,746

		3,309,244

Israel — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	56,800	2,563,384

Italy — 2.0%
Fiat Industrial SpA†	308,855	3,025,943
Fiat SpA	250,754	1,504,202
UniCredit SpA	365,288	1,810,918

		6,341,063

Japan — 18.5%
Ajinomoto Co., Inc.	160,000	1,931,252
Astellas Pharma, Inc.	80,800	3,318,079
Electric Power Development Co., Ltd.	113,100	3,003,338
Inpex Corp.	469	3,199,685
Japan Tobacco, Inc.	712	3,503,018
Konami Corp.	109,200	2,879,717
Lawson, Inc.	76,000	4,616,636
Mitsubishi Electric Corp.	451,000	4,047,284
Mitsubishi UFJ Financial Group, Inc.	913,900	4,184,612
Mitsui & Co., Ltd.	359,700	6,106,688
Mitsui Fudosan Co., Ltd.	182,000	2,991,944
Nippon Telegraph & Telephone Corp.	52,500	2,624,311
Nissan Motor Co., Ltd.	875,300	8,256,897
NTT DoCoMo, Inc.	1,244	2,209,887
ORIX Corp.	50,350	4,709,991
Tokyo Gas Co., Ltd.	295,000	1,362,372

		58,945,711

Jersey — 1.2%
WPP PLC	334,918	3,934,481

Mauritius — 0.4%
Golden Agri-Resources, Ltd.	1,913,000	1,117,824

Netherlands — 2.4%
Gemalto NV	49,372	2,649,759
ING Groep NV CVA†	534,369	4,863,511

		7,513,270

Norway — 0.5%
DnB NOR ASA	150,954	1,592,646

Russia — 0.9%
Sberbank of Russia ADR†	182,662	2,191,944
Uralkali OJSC	113,102	811,597

		3,003,541

176

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
Singapore — 1.3%
ComfortDelGro Corp., Ltd.	1,215,000	$1,434,412
DBS Group Holdings, Ltd.	249,000	2,682,315

		4,116,727

South Korea — 0.6%
LG Corp.	30,129	1,888,175

Switzerland — 5.0%
ACE, Ltd.	81,506	5,672,817
Novartis AG	186,236	10,075,560

		15,748,377

Taiwan — 0.8%
Asustek Computer, Inc.	320,560	2,535,227

United Kingdom — 22.4%
AstraZeneca PLC	53,904	2,594,552
Barclays PLC	1,473,199	4,934,281
BG Group PLC	187,144	4,202,349
BP PLC	1,002,010	7,434,571
British Land Co. PLC	420,450	3,237,197
Carillion PLC	613,141	2,984,555
Centrica PLC	757,611	3,502,738
HSBC Holdings PLC	762,010	6,360,510
International Power PLC	258,538	1,366,434
Prudential PLC	442,749	4,887,278
Rio Tinto PLC	63,865	3,829,296
Royal Dutch Shell PLC, Class A	377,056	13,356,071
TUI Travel PLC	851,669	2,567,362
Vodafone Group PLC	2,887,611	7,771,912
Xstrata PLC	121,620	2,059,267

		71,088,373

United States — 0.7%
Philip Morris International, Inc.	29,400	2,198,238

Total Common Stock (cost $295,604,681)		304,303,882

PREFERRED STOCK — 1.0%
Germany — 1.0%
Porsche Automobil Holding SE (cost $3,245,872)	51,492	3,156,886

Total Long-Term Investment Securities (cost $298,850,553)		307,460,768

REPURCHASE AGREEMENT — 1.8%
Agreement with Deutsche Bank AG, bearing interest at 0.18%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $5,717,029 and collateralized by $5,602,000 of United States Treasury Notes, bearing interest at 1.88% due 04/30/14 and having an approximate value of $5,832,802 (cost $5,717,000)	$5,717,000	5,717,000

TOTAL INVESTMENTS (cost $304,567,553)(1)	98.5%	313,177,768
Other assets less liabilities	1.5	4,702,183

NET ASSETS	100.0%	$317,879,951

†	Non-income producing security
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
ISE	— Ireland Stock Exchange
LSE	— London Stock Exchange

177

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	$909,600	USD	$899,027	2/15/2012	$—	$(7,831)
	CHF	199,000	USD	213,462	2/15/2012	—	(2,763)
	GBP	179,000	USD	278,973	2/15/2012	—	(3,066)
	USD	1,203,414	AUD	1,167,400	2/15/2012	34,147	—
	USD	1,186,961	EUR	910,700	2/15/2012	4,308	—
	USD	148,489	NOK	876,600	2/15/2012	846	—
	USD	1,084,573	SEK	7,394,400	2/15/2012	1,758	—

						41,059	(13,660)

Barclays Bank PLC	AUD	272,300	USD	280,725	2/15/2012	—	(7,940)
	CAD	2,047,800	USD	2,024,598	2/15/2012	—	(17,029)
	EUR	2,007,900	USD	2,616,735	2/15/2012	—	(9,760)
	GBP	1,288,200	USD	2,007,634	2/15/2012	—	(22,105)
	HKD	21,782,300	USD	2,803,471	2/15/2012	—	(5,243)
	USD	508,675	CHF	474,100	2/15/2012	6,462	—
	USD	2,050,304	JPY	157,239,900	2/15/2012	12,955	—
	USD	689,292	SEK	4,706,700	2/15/2012	2,181	—

						21,598	(62,077)

Citibank N.A.	GBP	1,036,000	USD	1,614,616	2/15/2012	—	(17,746)
	HKD	24,982,800	USD	3,215,455	2/15/2012	—	(5,948)
	USD	1,348,119	AUD	1,306,000	2/15/2012	36,373	—
	USD	1,695,693	CAD	1,714,600	2/15/2012	13,739	—
	USD	2,177,277	CHF	2,028,700	2/15/2012	27,020	—
	USD	790,728	DKK	4,538,700	2/15/2012	7,937	—
	USD	275,843	EUR	211,700	2/15/2012	1,078	—
	USD	104,152	NOK	615,600	2/15/2012	720	—
	USD	729,435	SGD	938,600	2/15/2012	16,754	—

						103,621	(23,694)

Credit Suisse London Branch	AUD	1,850,000	USD	1,906,240	2/15/2012	—	(54,946)
	CAD	1,042,900	USD	1,031,982	2/15/2012	—	(7,775)
	GBP	952,000	USD	1,476,279	2/15/2012	—	(23,730)
	JPY	204,177,100	USD	2,661,554	2/15/2012	—	(17,603)
	NOK	13,328,600	USD	2,255,110	2/15/2012	—	(15,512)
	USD	264,259	CHF	246,400	2/15/2012	3,469	—
	USD	2,062,739	EUR	1,576,900	2/15/2012	—	(26)
	USD	5,651,926	JPY	432,508,100	2/15/2012	23,329	—
	USD	4,140,853	SEK	28,240,200	2/15/2012	7,989	—

						34,787	(119,592)

Deutsche Bank AG London	CAD	1,059,500	USD	1,046,937	2/15/2012	—	(9,369)
	GBP	468,100	USD	729,768	2/15/2012	—	(7,789)
	USD	703,355	AUD	683,300	2/15/2012	21,012	—
	USD	1,801,932	CHF	1,678,500	2/15/2012	21,853	—
	USD	2,082,064	EUR	1,597,900	2/15/2012	8,119	—
	USD	1,463,796	SEK	10,000,700	2/15/2012	5,432	—

						56,416	(17,158)

178

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	EUR	3,345,100	USD	4,358,665	2/15/2012	$—	$(16,996)
	GBP	453,100	USD	706,125	2/15/2012	—	(7,798)
	SEK	3,080,100	USD	451,134	2/15/2012	—	(1,371)
	USD	1,603,534	AUD	1,555,500	2/15/2012	45,453	—
	USD	997,137	EUR	759,700	2/15/2012	—	(3,388)
	USD	985,044	JPY	75,558,800	2/15/2012	6,418	—
	USD	877,153	NOK	5,187,000	2/15/2012	6,489	—

						58,360	(29,553)

HSBC Bank	CAD	861,400	USD	850,094	2/15/2012	—	(8,710)
	EUR	1,311,600	USD	1,709,435	2/15/2012	—	(6,244)
	HKD	15,015,400	USD	1,932,673	2/15/2012	—	(3,485)
	NOK	8,893,900	USD	1,524,338	2/15/2012	9,199	—
	USD	1,740,178	AUD	1,688,100	2/15/2012	49,378	—
	USD	2,362,038	CHF	2,200,900	2/15/2012	29,364	—
	USD	2,519,183	GBP	1,615,700	2/15/2012	26,577	—
	USD	3,793,673	NOK	22,387,600	2/15/2012	20,215	—
	USD	544,617	NZD	692,500	2/15/2012	26,633	—

						161,366	(18,439)

JPMorgan Chase Bank	AUD	805,000	USD	830,317	2/15/2012	—	(23,064)
	CAD	2,922,500	USD	2,891,733	2/15/2012	—	(21,958)
	HKD	8,269,200	USD	1,065,396	2/15/2012	—	(875)
	JPY	95,626,400	USD	1,244,850	2/15/2012	—	(9,934)
	SGD	3,306,800	USD	2,547,690	2/15/2012	—	(81,221)
	USD	393,057	CHF	366,300	2/15/2012	4,948	—
	USD	1,281,926	EUR	983,600	2/15/2012	4,703	—
	USD	3,994,564	GBP	2,563,000	2/15/2012	43,800	—
	USD	1,105,262	JPY	84,870,200	2/15/2012	8,382	—
	USD	1,720,622	NOK	10,171,800	2/15/2012	12,217	—
	USD	585,117	SEK	3,994,800	2/15/2012	1,769	—
	USD	1,328,898	SGD	1,709,900	2/15/2012	30,475	—

						106,294	(137,052)

Royal Bank of Scotland PLC	CAD	1,916,200	USD	1,894,339	2/15/2012	—	(16,085)
	JPY	401,098,400	USD	5,226,719	2/15/2012	—	(36,386)
	USD	3,495,001	AUD	3,396,700	2/15/2012	105,843	—
	USD	673,894	CHF	627,800	2/15/2012	8,246	—
	USD	1,284,837	EUR	986,500	2/15/2012	5,585	—
	USD	739,366	GBP	474,500	2/15/2012	8,275	—
	USD	859,508	ILS	3,312,800	2/15/2012	25,302	—
	USD	2,777,279	JPY	214,192,100	2/15/2012	33,292	—

						186,543	(52,471)

179

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Co.	CAD	1,608,000	USD	1,589,718	2/15/2012	$—	$(13,435)
	NOK	5,490,100	USD	928,291	2/15/2012	—	(6,986)
	SEK	1,481,100	USD	216,858	2/15/2012	—	(734)
	USD	1,466,343	EUR	1,125,100	2/15/2012	5,379	—
	USD	418,235	ILS	1,611,900	2/15/2012	12,284	—

						17,663	(21,155)

UBS AG	EUR	666,500	USD	849,136	2/15/2012	—	(22,700)
	GBP	2,432,700	USD	3,790,792	2/15/2012	—	(42,266)
	ILS	5,324,400	USD	1,381,884	2/15/2012	—	(40,200)
	NOK	3,381,900	USD	571,992	2/15/2012	—	(4,139)
	USD	775,053	AUD	751,800	2/15/2012	21,931	—
	USD	950,663	CAD	961,400	2/15/2012	7,839	—
	USD	742,024	CHF	691,500	2/15/2012	9,329	—
	USD	6,107,814	EUR	4,701,300	2/15/2012	41,867	—
	USD	1,138,669	GBP	729,800	2/15/2012	11,233	—

						92,199	(109,305)

Westpac Banking Corp.	AUD	2,394,600	USD	2,436,266	2/15/2012	—	(102,251)
	CAD	1,760,700	USD	1,741,681	2/15/2012	—	(13,712)
	GBP	1,460,700	USD	2,276,260	2/15/2012	—	(25,276)
	USD	4,804,060	AUD	4,660,200	2/15/2012	136,221	—
	USD	3,820,728	EUR	2,931,400	2/15/2012	13,781	—
	USD	6,662,261	JPY	510,768,900	2/15/2012	39,910	—

						189,912	(141,239)

Net Unrealized Appreciation/(Depreciation)						$1,069,818	$(745,395)

AUD	— Australian Dollar	ILS	— Israeli Shekel
CAD	— Canadian Dollar	JPY	— Japanese Yen
CHF	— Swiss Franc	NOK	— Norwegian Krone
DKK	— Danish Krone	NZD	— New Zealand Dollar
EUR	— Euro	SEK	— Swedish Krona
GBP	— Pound Sterling	SGD	— Singapore Dollar
HKD	— Hong Kong Dollar	USD	— United States Dollar

180

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$18,471,555	$—	$—	$18,471,555
France	32,526,320	—	—	32,526,320
Germany	28,718,332	—	—	28,718,332
Japan	58,945,711	—	—	58,945,711
Switzerland	15,748,377	—	—	15,748,377
United Kingdom	71,088,373	—	—	71,088,373
Other Countries*	78,805,214	—	—	78,805,214
Preferred Stock	3,156,886	—	—	3,156,886
Repurchase Agreement	—	5,717,000	—	5,717,000
Other Financial Instruments:@
Forward Foreign Currency Contracts-Appreciation	—	1,069,818	—	1,069,818

Total	$307,460,768	$6,786,818	$—	$314,247,586

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts-Depreciation	$—	$745,395	$—	$745,395

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

181

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Medical-Drugs	7.4%
Oil Companies-Integrated	5.6
Banks-Commercial	4.3
Oil Companies-Exploration & Production	3.1
Computers	2.7
Insurance-Multi-line	2.7
Insurance-Life/Health	2.7
Tobacco	2.6
Food-Misc.	2.5
Banks-Super Regional	2.4
Chemicals-Diversified	2.2
Auto-Cars/Light Trucks	2.2
Diversified Banking Institutions	1.8
Diversified Manufacturing Operations	1.8
Import/Export	1.8
Electronic Components-Semiconductors	1.6
Computer Services	1.5
Telephone-Integrated	1.4
Repurchase Agreements	1.4
Diversified Minerals	1.4
Cellular Telecom	1.3
Transport-Rail	1.2
Oil-Field Services	1.1
Diversified Operations	1.1
Telecom Services	1.1
Applications Software	1.1
Metal-Diversified	1.0
Apparel Manufacturers	1.0
Web Portals/ISP	0.9
Commercial Services-Finance	0.9
Medical-Biomedical/Gene	0.9
Medical-HMO	0.8
Networking Products	0.8
Retail-Apparel/Shoe	0.8
Machinery-Construction & Mining	0.8
Medical Products	0.8
Multimedia	0.7
Hotels/Motels	0.7
Enterprise Software/Service	0.7
Metal-Copper	0.7
Rubber-Tires	0.7
Advertising Agencies	0.7
Distribution/Wholesale	0.7
Aerospace/Defense-Equipment	0.6
Casino Hotels	0.6
Cable/Satellite TV	0.6
Finance-Credit Card	0.6
Computers-Memory Devices	0.6
Gold Mining	0.6
Beverages-Non-alcoholic	0.6
E-Commerce/Services	0.5
Machinery-General Industrial	0.5
Semiconductor Equipment	0.5
Retail-Discount	0.5
Medical-Generic Drugs	0.5
Retail-Jewelry	0.5
Real Estate Operations & Development	0.5
Engineering/R&D Services	0.4
Retail-Major Department Stores	0.4
Retail-Building Products	0.4
Electronic Components-Misc.	0.4

Semiconductor Components-Integrated Circuits	0.4%
Finance-Leasing Companies	0.4
Paper & Related Products	0.4
E-Commerce/Products	0.4
Industrial Gases	0.4
Power Converter/Supply Equipment	0.4
Transport-Truck	0.4
Machinery-Electrical	0.3
Oil Refining & Marketing	0.3
Soap & Cleaning Preparation	0.3
Investment Companies	0.3
Electronic Forms	0.3
Transport-Services	0.3
Building-Residential/Commercial	0.3
Investment Management/Advisor Services	0.3
Building-Heavy Construction	0.3
Television	0.3
Finance-Other Services	0.3
Machinery-Pumps	0.3
Beverages-Wine/Spirits	0.3
Agricultural Chemicals	0.3
Engines-Internal Combustion	0.3
Oil & Gas Drilling	0.3
Metal Processors & Fabrication	0.3
Building Products-Cement	0.3
Wireless Equipment	0.3
Food-Retail	0.3
Electric Products-Misc.	0.3
Aerospace/Defense	0.3
Oil Field Machinery & Equipment	0.3
Electric-Integrated	0.3
Medical-Wholesale Drug Distribution	0.3
Food-Confectionery	0.3
Machinery-Farming	0.3
Transport-Marine	0.3
Electronic Measurement Instruments	0.3
Coal	0.3
Industrial Automated/Robotic	0.3
Retail-Regional Department Stores	0.3
Retail-Home Furnishings	0.3
Retail-Convenience Store	0.3
Commercial Services	0.3
Retail-Restaurants	0.3
Electronic Parts Distribution	0.3
Airlines	0.3
Food-Meat Products	0.3
Vitamins & Nutrition Products	0.3
Building Products-Wood	0.2
Sugar	0.2
Consulting Services	0.2
Travel Services	0.2
Textile-Products	0.2
Retail-Misc./Diversified	0.2

98.9%

*	Calculated as a percentage of net assets

182

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (continued)

Country Allocation*

United States	47.4%
United Kingdom	13.7
Japan	5.7
Germany	5.6
France	5.1
Switzerland	4.3
China	2.1
Canada	2.0
Netherlands	1.6
Australia	1.5
Jersey	1.3
Hong Kong	1.2
India	1.1
Finland	1.0
Brazil	0.7
South Korea	0.7
Ireland	0.6
Italy	0.6
Cayman Islands	0.6
Israel	0.5
Sweden	0.4
Guernsey	0.3
Bermuda	0.3
Indonesia	0.3
Singapore	0.3

98.9%

*	Calculated as a percentage of net assets

183

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.5%
Australia — 1.5%
BHP Billiton, Ltd.	17,752	$706,363
Flight Centre, Ltd.	11,164	228,749
Iluka Resources, Ltd.	14,921	290,205
Regis Resources, Ltd.†	80,466	339,998

1,565,315

Bermuda — 0.3%
Jardine Matheson Holdings, Ltd.	6,400	331,520

Brazil — 0.7%
Cia Hering	8,441	202,909
Cielo SA	9,400	280,031
Tim Participacoes SA ADR	8,852	255,380

738,320

Canada — 2.0%
BCE, Inc.	6,136	250,164
Canadian National Railway Co.	3,904	294,465
First Quantum Minerals, Ltd.	15,985	350,085
Suncor Energy, Inc.	14,231	490,215
TELUS Corp.	4,818	258,270
Toronto-Dominion Bank	4,600	355,724

1,998,923

Cayman Islands — 0.6%
Herbalife, Ltd.	4,381	253,572
Sands China, Ltd.	97,200	327,748

581,320

China — 2.1%
Anhui Conch Cement Co., Ltd.	94,000	317,564
China Construction Bank Corp.	588,000	470,079
China Merchants Bank Co., Ltd.	124,658	274,542
China Shenhua Energy Co., Ltd.	65,000	285,805
Industrial & Commercial Bank of China	582,000	408,247
Ping An Insurance Group Co.	49,000	387,309

2,143,546

Finland — 1.0%
Metso Oyj	7,216	314,315
Nokian Renkaat Oyj	9,992	356,942
UPM-Kymmene Oyj	29,199	374,299

1,045,556

France — 5.1%
AXA SA	50,118	760,787
BNP Paribas SA	5,168	218,821
LVMH Moet Hennessy Louis Vuitton SA	2,555	413,080
Pernod-Ricard SA	3,391	325,528
PPR	2,593	408,030
Sanofi	11,828	873,682
Schneider Electric SA	5,775	358,663
Technip SA	3,666	343,920
Total SA	20,383	1,077,277
Vivendi SA	19,503	408,174

5,187,962

Germany — 4.6%
Allianz SE	5,099	560,659
BASF SE	9,433	725,277
Bayer AG	10,638	745,011

Security Description	Shares	Value (Note 2)

Germany (continued)
Bayerische Motoren Werke AG	4,810	$411,415
Continental AG†	4,615	368,658
Fresenius SE & Co. KGaA	3,510	356,006
Lanxess AG	6,021	392,174
Linde AG	2,353	373,342
SAP AG	7,245	437,734
Suedzucker AG	8,482	250,633

4,620,909

Guernsey — 0.3%
Resolution, Ltd.	80,759	347,547

Hong Kong — 1.2%
Galaxy Entertainment Group, Ltd.†	136,000	298,119
Hang Lung Properties, Ltd.	57,000	196,240
New World Development Co., Ltd.	244,000	267,430
Wharf Holdings, Ltd.	76,000	433,639

1,195,428

India — 1.1%
Federal Bank, Ltd.	12,356	99,458
HDFC Bank, Ltd. ADR	10,803	335,217
ICICI Bank, Ltd. ADR	7,734	280,048
Yes Bank, Ltd.	53,377	356,782

		1,071,505

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT	435,000	331,452

Ireland — 0.6%
Accenture PLC, Class A	4,333	248,454
Covidien PLC	7,278	374,817

		623,271

Israel — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	10,604	478,558

Italy — 0.6%
Intesa Sanpaolo SpA	147,500	281,689
Prada SpA†	70,900	339,173

		620,862

Japan — 5.7%
FamilyMart Co., Ltd.	6,700	271,182
FANUC Corp.	1,700	285,712
Hitachi, Ltd.	56,000	312,989
Isuzu Motors, Ltd.	81,000	410,207
ITOCHU Corp.	27,500	299,101
Japan Tobacco, Inc.	57	280,438
JX Holdings, Inc.	58,700	354,264
Komatsu, Ltd.	13,600	383,448
Marubeni Corp.	50,000	345,054
Mitsubishi Corp.	16,300	371,893
Mitsui & Co., Ltd.	23,400	397,266
Nippon Telegraph & Telephone Corp.	6,400	319,916
Nissan Motor Co., Ltd.	41,600	392,422
ORIX Corp.	4,120	385,406
Rakuten, Inc.	252	254,248
SMC Corp.	2,100	364,511
Sumitomo Corp.	26,800	385,017

5,813,074

184

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Jersey — 1.3%
Petrofac, Ltd.	14,473	$331,836
Shire PLC	10,395	344,972
Wolseley PLC	8,793	304,417
WPP PLC	31,900	374,748

1,355,973

Netherlands — 1.6%
Chicago Bridge & Iron Co.	7,829	333,359
ING Groep NV CVA†	62,349	567,464
Koninklijke KPN NV	20,748	227,428
Unilever NV CVA	13,622	453,474

1,581,725

Singapore — 0.3%
Avago Technologies, Ltd.	8,282	281,091

South Korea — 0.7%
Hyundai Motor Co.	1,216	239,227
Samsung Electronics Co., Ltd.	423	416,844

656,071

Sweden — 0.4%
Lundin Petroleum AB†	9,348	210,527
Tele2 AB, Class B	11,903	227,124

437,651

Switzerland — 4.3%
ABB, Ltd.†	21,017	438,834
ACE, Ltd.	5,147	358,231
Cie Financiere Richemont SA, Class A	8,416	476,343
Nestle SA	19,767	1,132,764
Novartis AG	12,515	677,074
Roche Holding AG	5,513	933,108
TE Connectivity, Ltd.	425	14,493
Zurich Financial Services AG†	1,382	331,800

4,362,647

United Kingdom — 13.7%
ARM Holdings PLC	36,302	348,663
Aviva PLC	76,166	419,359
Barclays PLC	160,907	538,936
BG Group PLC	25,779	578,872
British American Tobacco PLC	19,198	882,457
BT Group PLC	137,241	440,098
Burberry Group PLC	19,004	401,882
Cookson Group PLC	26,148	237,747
GlaxoSmithKline PLC	39,390	875,198
IMI PLC	26,301	353,734
Imperial Tobacco Group PLC	11,389	407,392
Inchcape PLC	67,304	361,445
Intercontinental Hotels Group PLC	21,726	442,327
Legal & General Group PLC	204,097	371,145
Meggitt PLC	53,949	308,597
Prudential PLC	42,070	464,389
Rio Tinto PLC	17,355	1,040,592
Royal Dutch Shell PLC, Class A	39,097	1,384,893
Spectris PLC	15,418	371,967
Standard Chartered PLC	32,671	789,749
Taylor Wimpey PLC†	510,610	341,159
Tullow Oil PLC	15,905	348,377
Unilever PLC	10,318	332,662
Vodafone Group PLC	406,294	1,093,527
Weir Group PLC	10,639	327,755
Xstrata PLC	24,223	410,143

13,873,065

Security Description	Shares	Value (Note 2)

United States — 46.0%
Abbott Laboratories	8,380	$453,777
Adobe Systems, Inc.†	11,185	346,176
AGCO Corp.†	5,827	296,769
Agilent Technologies, Inc.†	6,810	289,221
Alaska Air Group, Inc.†	3,399	258,766
Allergan, Inc.	3,910	343,728
Altria Group, Inc.	13,566	385,274
Amazon.com, Inc.†	1,921	373,519
American Express Co.	6,337	317,737
American Financial Group, Inc.	8,208	300,987
Ameriprise Financial, Inc.	6,316	338,222
AmerisourceBergen Corp.	7,700	300,069
Amgen, Inc.	6,973	473,536
Anadarko Petroleum Corp.	4,433	357,832
Apache Corp.	3,310	327,293
Apple, Inc.†	5,253	2,397,889
AT&T, Inc.	18,653	548,585
Baker Hughes, Inc.	5,127	251,890
BB&T Corp.	11,083	301,347
BE Aerospace, Inc.†	7,451	314,432
Biogen Idec, Inc.†	3,368	397,155
Brinker International, Inc.	10,317	266,694
Capital One Financial Corp.	6,656	304,512
Caterpillar, Inc.	3,249	354,531
CBS Corp., Class B	11,688	332,874
CF Industries Holdings, Inc.	1,832	324,960
Chevron Corp.	9,801	1,010,287
Cigna Corp.	5,543	248,493
Cisco Systems, Inc.	43,546	854,808
Citigroup, Inc.	37,214	1,143,214
Coca-Cola Co.	4,424	298,753
Cognizant Technology Solutions Corp., Class A†	3,517	252,345
Comcast Corp., Class A	13,190	350,722
CSX Corp.	14,753	332,680
Cummins, Inc.	3,116	324,064
Danaher Corp.	6,412	336,694
Dell, Inc.†	19,089	328,903
Discover Financial Services	11,142	302,840
Dow Chemical Co.	11,906	398,970
El Paso Electric Co.	8,637	300,568
EMC Corp.†	12,989	334,597
Endo Pharmaceuticals Holdings, Inc.†	7,171	266,546
EOG Resources, Inc.	2,945	312,582
Exxon Mobil Corp.	7,926	663,723
Fifth Third Bancorp	25,140	327,071
Foot Locker, Inc.	10,630	278,931
Freeport-McMoRan Copper & Gold, Inc.	8,355	386,085
Gardner Denver, Inc.	2,995	223,427
General Electric Co.	47,549	889,642
Google, Inc., Class A†	1,597	926,436
Hain Celestial Group, Inc.†	7,617	293,940
Helmerich & Payne, Inc.	5,246	323,731
Humana, Inc.	3,255	289,760
Intel Corp.	24,364	643,697
International Business Machines Corp.	5,002	963,385
Interpublic Group of Cos., Inc.	32,198	332,605
J.M. Smucker Co.	3,770	297,001
Johnson & Johnson	7,599	500,850
Kansas City Southern†	4,082	280,189
Kirby Corp.†	4,378	292,319
KLA-Tencor Corp.	5,290	270,478
Kraft Foods, Inc., Class A	8,497	325,435

185

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
United States (continued)

Kroger Co.	13,245	$314,701
Lam Research Corp.†	5,662	241,145
Limited Brands, Inc.	4,934	206,537
Lowe’s Cos., Inc.	14,706	394,562
Macy’s, Inc.	8,361	281,682
Marathon Oil Corp.	10,476	328,842
Masco Corp.	20,790	250,935
Mastercard, Inc., Class A	762	270,944
Merck & Co., Inc.	26,061	997,094
Microsoft Corp.	36,282	1,071,407
Monster Beverage Corp.†	2,411	251,974
Moody’s Corp.	9,127	339,798
Motorola Solutions, Inc.	6,836	317,259
NASDAQ OMX Group, Inc.†	13,313	329,896
National Oilwell Varco, Inc.	4,165	308,127
Newmont Mining Corp.	4,348	267,315
News Corp., Class B	18,080	352,018
Noble Energy, Inc.	3,316	333,822
Norfolk Southern Corp.	4,432	319,990
Occidental Petroleum Corp.	3,968	395,887
Oil States International, Inc.†	4,005	319,158
Old Dominion Freight Line, Inc.†	8,340	355,451
Oracle Corp.	11,136	314,035
Pfizer, Inc.	57,791	1,236,727
Philip Morris International, Inc.	8,119	607,058
Pier 1 Imports, Inc.†	17,837	277,365
Pioneer Natural Resources Co.	3,039	301,773
Plains Exploration & Production Co.†	6,948	262,079
PNC Financial Services Group, Inc.	6,133	361,356
Precision Castparts Corp.	1,970	322,450
priceline.com, Inc.†	602	318,747
Pricesmart, Inc.	2,923	194,818
Principal Financial Group, Inc.	12,989	354,730
Prudential Financial, Inc.	6,359	363,989
QUALCOMM, Inc.	6,569	386,389
Ross Stores, Inc.	6,398	325,146
Ryder System, Inc.	6,105	343,589
SanDisk Corp.†	6,097	279,730
Starwood Hotels & Resorts Worldwide, Inc.	6,359	344,912
Tech Data Corp.†	5,060	262,715
Time Warner Cable, Inc.	3,690	272,027
Time Warner, Inc.	6,778	251,193
Towers Watson & Co., Class A	4,010	239,798
Tyson Foods, Inc., Class A	13,840	257,978
United Technologies Corp.	4,174	327,033
UnitedHealth Group, Inc.	6,748	349,479
US Bancorp	12,832	362,119
VF Corp.	2,274	299,008
Viacom, Inc., Class B	5,084	239,151
Wal-Mart Stores, Inc.	8,152	500,207
Weight Watchers International, Inc.	3,519	267,902
Wells Fargo & Co.	36,382	1,062,718
Whiting Petroleum Corp.†	5,104	255,659

		46,653,970

Total Common Stock (cost $87,197,110)		97,897,261

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED STOCK — 1.0%
Germany — 1.0%
Henkel AG & Co. KGaA	5,699	$351,483
Volkswagen AG	3,808	674,186

Total Preferred Stock (cost $832,209)		1,025,669

Total Long-Term Investment Securities (cost $88,029,319)		98,922,930

REPURCHASE AGREEMENT — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 01/31/12, to be repurchased 02/01/12 in the amount of $1,472,000 and collateralized by $1,260,000 of Federal National Mtg. Corp. Notes, bearing interest at 6.00% due 04/18/36 and having approximate value of $1,502,193 (cost $1,472,000)	$1,472,000	1,472,000

TOTAL INVESTMENTS (cost $89,501,319)(1)	98.9%	100,394,930
Other assets less liabilities	1.1	1,079,868

NET ASSETS	100.0%	$101,474,798

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt
CVA	— Certification Van Anadelen (Dutch Cert.)

186

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$5,187,962	$—	$—	$5,187,962
Japan	5,813,074	—	—	5,813,074
United Kingdom	13,873,065	—	—	13,873,065
United States	46,653,970	—	—	46,653,970
Other Countries*	26,369,190	—	—	26,369,190
Preferred Stock	1,025,669	—	—	1,025,669
Repurchase Agreement	—	1,472,000	—	1,472,000

Total	$98,922,930	$1,472,000	$—	$100,394,930

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.

See Notes to Financial Statements

187

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Repurchase Agreements	11.3%
Medical-Drugs	7.4
Banks-Commercial	5.8
Oil Companies-Integrated	5.7
Food-Misc.	3.9
Diversified Minerals	2.9
Chemicals-Diversified	2.9
Auto-Cars/Light Trucks	2.8
Diversified Banking Institutions	2.5
Telephone-Integrated	2.2
Gold Mining	2.1
Electric-Integrated	1.8
Cellular Telecom	1.7
Tobacco	1.6
Brewery	1.6
Diversified Manufacturing Operations	1.6
Insurance-Multi-line	1.4
Electronic Components-Misc.	1.4
Food-Retail	1.3
Telecom Services	1.2
Import/Export	1.1
Real Estate Investment Trusts	1.0
Medical Products	1.0
Real Estate Operations & Development	0.9
Electronic Components-Semiconductors	0.9
Agricultural Chemicals	0.9
Metal-Iron	0.9
Insurance-Property/Casualty	0.9
Transport-Rail	0.9
Engineering/R&D Services	0.8
Enterprise Software/Service	0.8
Steel-Producers	0.8
Retail-Apparel/Shoe	0.8
Machinery-Construction & Mining	0.8
Beverages-Wine/Spirits	0.8
Auto/Truck Parts & Equipment-Original	0.8
Insurance-Life/Health	0.8
Electric Products-Misc.	0.7
Diversified Operations	0.6
Oil-Field Services	0.6
Wireless Equipment	0.6
Gas-Distribution	0.6
Audio/Video Products	0.6
Advertising Agencies	0.5
Soap & Cleaning Preparation	0.5
Insurance-Reinsurance	0.5
Real Estate Management/Services	0.5
Machinery-General Industrial	0.4
Commercial Services	0.4
Industrial Automated/Robotic	0.4
Metal-Diversified	0.4
Paper & Related Products	0.4
Semiconductor Equipment	0.4
Oil Companies-Exploration & Production	0.4
Office Automation & Equipment	0.4
Industrial Gases	0.4
Building-Heavy Construction	0.4
Transport-Marine	0.4
Building & Construction-Misc.	0.3
Rubber-Tires	0.3
Transport-Services	0.3

Photo Equipment & Supplies	0.3%
Oil Refining & Marketing	0.3
Cosmetics & Toiletries	0.3
Computers-Integrated Systems	0.3
Dialysis Centers	0.3
Finance-Investment Banker/Broker	0.3
Cable/Satellite TV	0.3
Building-Residential/Commercial	0.3
Machinery-Electrical	0.3
Hotels/Motels	0.3
Building Products-Cement	0.2
Investment Companies	0.2
Electronic Measurement Instruments	0.2
Aerospace/Defense	0.2
Investment Management/Advisor Services	0.2
Metal Processors & Fabrication	0.2
Publishing-Books	0.2
Power Converter/Supply Equipment	0.2
Building & Construction Products-Misc.	0.2
Finance-Other Services	0.2
Retail-Major Department Stores	0.2
Medical Instruments	0.2
Toys	0.2
Multimedia	0.2
Food-Catering	0.2
Machinery-Farming	0.2
Casino Hotels	0.2
Seismic Data Collection	0.2
Steel Pipe & Tube	0.2
Machine Tools & Related Products	0.2
Non-Ferrous Metals	0.2
Retail-Misc./Diversified	0.1
Retail-Jewelry	0.1
Transport-Truck	0.1
Textile-Products	0.1
Building Products-Air & Heating	0.1
Airlines	0.1
Water	0.1
Commercial Services-Finance	0.1
Medical-Biomedical/Gene	0.1
Mining	0.1
Publishing-Periodicals	0.1
Bicycle Manufacturing	0.1
Distribution/Wholesale	0.1
Metal-Aluminum	0.1
Retail-Consumer Electronics	0.1
Building Products-Doors & Windows	0.1
Security Services	0.1
Printing-Commercial	0.1
Cruise Lines	0.1
Containers-Metal/Glass	0.1
Retail-Hypermarkets	0.1
Applications Software	0.1
Chemicals-Specialty	0.1
Food-Meat Products	0.1
Web Portals/ISP	0.1
Agricultural Operations	0.1
Retail-Automobile	0.1
Athletic Footwear	0.1
Resorts/Theme Parks	0.1
Diversified Financial Services	0.1

188

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (continued)

Containers-Paper/Plastic	0.1%
Optical Supplies	0.1
Computers-Memory Devices	0.1
Beverages-Non-alcoholic	0.1
Retail-Convenience Store	0.1
Food-Dairy Products	0.1
Circuit Boards	0.1
Petrochemicals	0.1
Medical-Wholesale Drug Distribution	0.1
Filtration/Separation Products	0.1
Precious Metals	0.1
Broadcast Services/Program	0.1

100.4%

Country Allocation*

Japan	21.1%
United Kingdom	20.0
United States	11.7
Germany	8.7
Switzerland	8.0
Australia	5.4
France	4.6
Sweden	3.0
Netherlands	2.9
Singapore	1.8
Norway	1.6
Canada	1.2
Jersey	1.0
South Korea	1.0
Denmark	1.0
Finland	1.0
Poland	0.9
Hong Kong	0.9
Belgium	0.7
Philippines	0.7
Mexico	0.6
Russia	0.4
Austria	0.4
Luxembourg	0.3
Spain	0.3
Italy	0.3
Indonesia	0.3
Thailand	0.2
Bermuda	0.1
Brazil	0.1
Isle of Man	0.1
Cayman Islands	0.1

100.4%

*	Calculated as a percentage of net assets

189

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 88.8%
Australia — 5.4%
AGL Energy, Ltd.	2,320	$35,936
Alumina, Ltd.	43,636	59,297
Amcor, Ltd.	25,302	189,108
AMP, Ltd.	46,286	209,826
Asciano, Ltd.	1,915	9,555
ASX, Ltd.	2,787	88,735
Australia & New Zealand Banking Group, Ltd.	95,040	2,160,252
BHP Billiton, Ltd.	96,691	3,847,397
Boral, Ltd.	17,307	74,231
Brambles, Ltd.	5,559	42,905
Caltex Australia, Ltd.	1,596	21,570
Coca-Cola Amatil, Ltd.	2,005	24,585
Commonwealth Bank of Australia	19,096	1,027,044
CSL, Ltd.	1,574	52,019
CSR, Ltd.	2,150	4,679
DuluxGroup, Ltd.	10,509	31,797
Echo Entertainment Group, Ltd.†	1,137	4,358
Fortescue Metals Group, Ltd.	39,107	209,666
Goodman Group	111,585	75,817
GPT Group	29,207	95,814
Iluka Resources, Ltd.	682	13,265
Incitec Pivot, Ltd.	48,787	166,261
Insurance Australia Group, Ltd.	32,824	101,407
James Hardie Industries SE	11,945	89,911
Leighton Holdings, Ltd.	583	14,502
Lend Lease Group	1,207	9,418
Macquarie Group, Ltd.	5,203	140,856
National Australia Bank, Ltd.	25,433	643,973
Newcrest Mining, Ltd.	41,103	1,471,440
OneSteel, Ltd.	23,149	18,186
Orica, Ltd.	10,890	286,144
Origin Energy, Ltd.	4,936	72,107
OZ Minerals, Ltd.	8,071	93,483
QBE Insurance Group, Ltd.	21,167	257,528
QR National, Ltd.	2,350	9,256
Rio Tinto, Ltd.	8,429	618,888
Santos, Ltd.	3,165	45,227
Sims Metal Management, Ltd.	4,540	72,539
Sonic Healthcare, Ltd.	336	4,006
Stockland	48,101	171,583
Suncorp Group, Ltd.	17,837	159,257
TABCORP Holdings, Ltd.	1,171	3,618
Telstra Corp., Ltd.	13,087	46,266
Transurban Group	4,771	27,808
Treasury Wine Estates, Ltd.	1,868	6,882
Wesfarmers, Ltd.	2,861	92,033
Westfield Group	27,027	243,892
Westfield Retail Trust	57,000	153,101
Westpac Banking Corp.	34,896	783,551
Woodside Petroleum, Ltd.	2,678	97,262
Woolworths, Ltd.	4,782	125,854
WorleyParsons, Ltd.	325	9,416

		14,313,511

Austria — 0.4%
Erste Group Bank AG	8,134	178,640
OMV AG	4,008	131,407
Raiffeisen Bank International AG	2,277	77,439
Telekom Austria AG	18,635	217,186
Verbund AG	2,501	67,948

Security Description	Shares	Value (Note 2)

Austria (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,263	$140,849
Voestalpine AG	8,272	271,208

		1,084,677

Belgium — 0.7%
Ageas	9,004	18,715
Anheuser-Busch InBev NV (Xetra)	19,319	1,171,401
Anheuser-Busch InBev NV (Brussells)†	10,360	13
Belgacom SA	2,720	84,909
Delhaize Group SA	1,081	58,872
Groupe Bruxelles Lambert SA	2,268	164,353
Mobistar SA	994	49,713
Solvay SA	1,106	109,067
UCB SA	2,552	103,783
Umicore SA	2,656	123,490

		1,884,316

Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.	6,000	34,235
First Pacific Co.	28,000	31,989
Kerry Properties, Ltd.	9,000	34,583
Li & Fung, Ltd.	62,000	135,427
Noble Group, Ltd.	76,090	81,664
Shangri-La Asia, Ltd.	20,000	41,623
Skyworth Digital Holdings, Ltd.	57	25
Yue Yuen Industrial Holdings, Ltd.	10,000	30,624

		390,170

Brazil — 0.1%
All America Latina Logistica SA	7,200	41,415
Banco do Brasil SA	5,800	90,260
BRF — Brasil Foods SA	10,402	205,992

		337,667

Canada — 1.2%
Agnico-Eagle Mines, Ltd.	3,700	138,709
Barrick Gold Corp.	21,400	1,055,594
Centerra Gold, Inc.	3,800	75,227
Eldorado Gold Corp.	12,000	181,789
Franco-Nevada Corp.	2,900	131,016
Goldcorp, Inc.	17,000	822,280
IAMGOLD Corp.	8,100	135,148
Kinross Gold Corp.	24,400	275,708
New Gold, Inc.†	9,700	113,571
Osisko Mining Corp.†	7,500	89,458
Yamana Gold, Inc.	16,500	285,504

		3,304,004

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	2,200	28,354
Sands China, Ltd.†	29,600	99,808
Wynn Macau, Ltd.	18,800	48,434

		176,596

Denmark — 1.0%
AP Moller — Maersk A/S, Series B	69	508,454
DSV A/S	8,396	171,514
Novo Nordisk A/S, Class B	13,565	1,603,927
Novozymes A/S	8,340	234,791
TDC A/S	8,097	63,114
Vestas Wind Systems A/S†	4,802	54,160

		2,635,960

190

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finland — 1.0%
Elisa Oyj	2,421	$50,922
Fortum Oyj	15,963	350,791
Kesko Oyj, Class B	10,692	377,333
Kone Oyj, Class B	2,679	145,847
Metso Oyj	8,874	386,534
Neste Oil Oyj	2,506	28,125
Nokia Oyj	94,312	471,007
Sampo Oyj, Class A	6,776	178,508
Stora Enso Oyj, Class R	22,458	159,806
UPM-Kymmene Oyj	16,506	211,589
Wartsila Oyj	4,980	167,803

		2,528,265

France — 4.6%
Accor SA	2,589	78,669
Air Liquide SA	3,164	398,223
Alcatel-Lucent†	30,487	54,195
Alstom SA	9,534	363,403
Atos	405	20,353
AXA SA	11,896	180,580
BNP Paribas SA	6,295	266,540
Bouygues SA	13,182	409,601
Cap Gemini SA	1,646	60,092
Carrefour SA	7,762	177,171
Casino Guichard Perrachon SA	1,137	101,133
Cie de St. Gobain	4,550	202,474
Cie Generale d’Optique Essilor International SA	2,530	185,325
Cie Generale de Geophysique — Veritas†	16,098	448,935
Cie Generale des Etablissements Michelin, Class B	557	38,105
CNP Assurances	3,764	50,737
Credit Agricole SA†	4,302	26,510
Danone	10,638	656,581
Dassault Systemes SA	527	43,691
Edenred	2,589	62,854
EDF SA	1,371	31,599
Eurazeo	426	18,550
Fonciere Des Regions	290	19,168
France Telecom SA	17,584	263,704
GDF Suez	8,602	233,476
Gecina SA	272	25,969
Hermes International	267	92,796
ICADE	248	20,197
Imerys SA	382	21,271
Klepierre	1,082	32,488
L’Oreal SA	622	66,154
Lafarge SA	8,798	358,424
Lagardere SCA	2,301	65,403
Legrand SA	2,098	72,367
LVMH Moet Hennessy Louis Vuitton SA	791	127,885
Neopost SA	618	43,652
Pernod-Ricard SA	1,470	141,117
Peugeot SA	541	9,974
PPR	1,671	262,946
Publicis Groupe SA	1,144	57,552
Renault SA	424	18,061
Safran SA	695	21,655
Sanofi	21,428	1,582,791
Schneider Electric SA	8,850	549,640
SCOR SE	4,092	102,956
Societe BIC SA	365	32,523

Security Description	Shares	Value (Note 2)

France (continued)
Societe Generale SA	3,731	$99,388
Societe Television Francaise 1	8,709	95,805
Sodexo	1,332	98,859
Suez Environnement Co.	1,040	13,313
Technip SA	6,089	571,229
Thales SA	859	29,388
Total SA	35,115	1,855,889
Unibail-Rodamco SE	1,997	383,467
Vallourec SA	692	46,734
Veolia Environnement SA	3,747	42,582
Vinci SA	8,823	409,241
Vivendi SA	16,608	347,585

		12,090,970

Germany — 8.4%
Adidas AG	2,288	164,844
Allianz SE	13,170	1,448,103
BASF SE	29,706	2,284,010
Bayer AG	27,039	1,893,622
Bayerische Motoren Werke AG	5,400	461,880
Beiersdorf AG	3,003	180,299
Celesio AG	7,526	145,057
Commerzbank AG	29,176	69,801
Continental AG†	471	37,625
Daimler AG	13,101	723,942
Deutsche Bank AG	17,133	725,774
Deutsche Boerse AG†	2,700	158,928
Deutsche Lufthansa AG	9,369	129,475
Deutsche Post AG	38,094	632,826
Deutsche Telekom AG	98,924	1,112,560
E.ON AG	63,641	1,360,649
Fresenius Medical Care AG & Co. KGaA	10,473	747,292
Fresenius SE & Co. KGaA	663	67,246
GEA Group AG	4,061	130,436
Hannover Rueckversicherung AG	1,282	68,225
Hochtief AG	4,273	275,552
Infineon Technologies AG	5,977	54,540
K + S AG	4,809	229,317
Lanxess AG	1,427	92,947
Linde AG	3,908	620,068
MAN SE	299	31,429
Merck KGaA	2,041	212,938
Metro AG	17,050	655,909
Muenchener Rueckversicherungs AG	5,375	700,264
RWE AG	10,851	415,022
SAP AG	36,763	2,221,177
Siemens AG	38,639	3,646,080
ThyssenKrupp AG	8,459	239,774
Volkswagen AG	1,547	249,909

		22,187,520

Guernsey — 0.0%
Resolution, Ltd.	15,739	67,733

Hong Kong — 0.9%
Bank of East Asia, Ltd.	17,600	71,940
BOC Hong Kong Holdings, Ltd.	42,000	111,021
Cheung Kong Holdings, Ltd.	16,000	214,976
China Merchants Holdings International Co., Ltd.	29	96
CLP Holdings, Ltd.	22,500	184,084
Hang Lung Group, Ltd.	10,000	63,505
Hang Lung Properties, Ltd.	27,000	92,956
Hang Seng Bank, Ltd.	10,800	140,095

191

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hong Kong (continued)
Henderson Land Development Co., Ltd.	11,125	$60,608
Hong Kong & China Gas Co., Ltd.	50,000	118,757
Hong Kong Exchanges and Clearing, Ltd.	11,852	205,855
Hutchison Whampoa, Ltd.	24,000	228,386
Link REIT	25,500	93,217
MTR Corp.	18,500	61,783
New World Development Co., Ltd.	41,000	44,937
Power Assets Holdings, Ltd.	16,500	118,825
Sino Land Co., Ltd.	32,000	53,311
SJM Holdings, Ltd.	20,000	35,950
Sun Hung Kai Properties, Ltd.	15,000	208,309
Swire Pacific, Ltd., Class A	8,500	94,587
Wharf Holdings, Ltd.	17,000	96,998
Wheelock & Co., Ltd.	11,000	35,105

		2,335,301

Indonesia — 0.3%
Adaro Energy Tbk PT	74,400	15,145
Astra International Tbk PT	14,000	122,870
Bank Central Asia PT	85,500	76,084
Bank Danamon Indonesia Tbk PT	21,500	10,822
Bank Mandiri Tbk PT	65,500	48,815
Bank Negara Indonesia Persero Tbk PT	56,000	22,581
Bank Rakyat Indonesia Persero Tbk PT	78,500	59,814
Bumi Resources Tbk PT	129,000	36,591
Charoen Pokphand Indonesia Tbk PT	60,000	16,685
Gudang Garam Tbk PT	4,000	25,361
Indo Tambangraya Megah PT	3,093	12,626
Indocement Tunggal Prakarsa Tbk PT	10,500	19,797
Indofood Sukses Makmur Tbk PT	32,500	17,353
Kalbe Farma Tbk PT	37,000	14,508
Perusahaan Gas Negara PT	76,000	28,532
Semen Gresik (Persero) PT	25,500	32,052
Tambang Batubara Bukit Asam Tbk PT	6,000	13,448
Telekomunikasi Indonesia Tbk PT	69,000	52,575
Unilever Indonesia Tbk PT	10,000	21,802
United Tractors Tbk PT	11,772	37,123

		684,584

Ireland — 0.0%
CRH PLC	1,473	29,203

Isle of Man — 0.1%
Genting Singapore PLC†	217,000	281,202

Italy — 0.3%
Enel SpA	31,822	130,119
ENI SpA	9,109	201,364
Exor SpA	4,517	104,285
Saipem SpA	6,201	290,219

		725,987

Japan — 21.1%
Advantest Corp.	6,000	68,880
Aeon Credit Service Co., Ltd.	2,100	32,153
Aeon Mall Co., Ltd.	9,600	212,354
Aisin Seiki Co., Ltd.	6,400	202,194
Amada Co., Ltd.	7,000	48,399
Asahi Glass Co., Ltd.	28,200	229,759
Asahi Group Holdings, Ltd.	10,600	234,335
Asahi Kasei Corp.	34,000	215,009
Astellas Pharma, Inc.	13,900	570,808
Bank of Kyoto, Ltd.	9,000	77,578
Bank of Yokohama, Ltd.	39,000	180,622

Security Description	Shares	Value (Note 2)

Japan (continued)
Benesse Holdings, Inc.	1,700	$79,179
Bridgestone Corp.	39,300	896,135
Canon, Inc.	19,600	846,025
Casio Computer Co., Ltd.	10,200	59,953
Central Japan Railway Co.	46	395,303
Chiba Bank, Ltd.	19,000	117,659
Chubu Electric Power Co., Inc.	7,100	130,598
Chugai Pharmaceutical Co., Ltd.	6,900	109,629
Citizen Holdings Co., Ltd.	12,500	75,932
Credit Saison Co., Ltd.	3,200	65,117
Dai Nippon Printing Co., Ltd.	13,400	144,162
Daicel Corp.	7,000	43,899
Daiichi Sankyo Co., Ltd.	34,400	654,873
Daikin Industries, Ltd.	11,800	342,141
Daito Trust Construction Co., Ltd.	3,200	301,443
Daiwa House Industry Co., Ltd.	20,400	257,743
Daiwa Securities Group, Inc.	53,000	190,527
Denki Kagaku Kogyo KK	14,000	55,287
Denso Corp.	33,009	980,916
East Japan Railway Co.	10,500	679,841
Eisai Co., Ltd.	6,700	277,335
FamilyMart Co., Ltd.	4,197	169,873
FANUC Corp.	7,000	1,176,463
Fast Retailing Co., Ltd.	4,300	854,697
FUJIFILM Holdings Corp.	26,000	616,400
Fujitsu, Ltd.	101,400	541,456
Fukuoka Financial Group, Inc.	19,000	81,015
Furukawa Electric Co., Ltd.	12,600	33,558
GS Yuasa Corp.	17,000	100,144
Hirose Electric Co., Ltd.	800	76,830
Hisamitsu Pharmaceutical Co., Inc.	1,900	82,386
Hitachi Construction Machinery Co., Ltd.	8,600	170,375
Hitachi, Ltd.	103,800	580,147
Hokuhoku Financial Group, Inc.	37,000	73,786
Honda Motor Co., Ltd.	54,304	1,899,429
Hoya Corp.	13,000	275,623
Ibiden Co., Ltd.	7,300	148,931
IHI Corp.	28,000	73,472
Inpex Corp.	61	416,164
ITOCHU Corp.	48,100	523,155
ITOCHU Techno-Solutions Corp.	1,400	64,747
Japan Real Estate Investment Corp.	19	166,269
Japan Retail Fund Investment Corp.	63	91,334
Japan Tobacco, Inc.	107	526,437
JFE Holdings, Inc.	16,900	301,548
JGC Corp.	19,000	523,235
Joyo Bank, Ltd.	24,000	106,114
JS Group Corp.	5,400	111,656
JSR Corp.	4,800	98,116
JX Holdings, Inc.	66,300	400,131
Kajima Corp.	30,800	104,256
Kaneka Corp.	8,000	44,713
Kansai Electric Power Co., Inc.	12,300	198,007
Kawasaki Heavy Industries, Ltd.	26,000	76,410
Kawasaki Kisen Kaisha, Ltd.	87,000	164,366
Keikyu Corp.	13,000	119,050
Keio Corp.	6,000	44,240
Keyence Corp.	2,500	622,868
Kintetsu Corp.	46,500	187,293
Kirin Holdings Co., Ltd.	21,000	257,334
Kobe Steel, Ltd.	60,000	98,399
Komatsu, Ltd.	38,200	1,077,038
Konami Corp.	3,700	97,573

192

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Konica Minolta Holdings, Inc.	15,000	$109,223
Kubota Corp.	53,000	478,405
Kuraray Co., Ltd.	9,500	137,976
Kurita Water Industries, Ltd.	1,600	43,453
Kyocera Corp.	8,600	733,403
Kyushu Electric Power Co., Inc.	3,600	51,719
Mabuchi Motor Co., Ltd.	2,900	124,226
Makita Corp.	2,500	94,365
Marubeni Corp.	47,200	325,731
Mitsubishi Chemical Holdings Corp.	38,500	216,190
Mitsubishi Corp.	46,600	1,063,204
Mitsubishi Electric Corp.	76,800	689,205
Mitsubishi Estate Co., Ltd.	46,000	734,479
Mitsubishi Heavy Industries, Ltd.	79,400	363,561
Mitsubishi Logistics Corp.	2,000	23,091
Mitsubishi Materials Corp.	57,000	177,985
Mitsubishi Tanabe Pharma Corp.	7,200	101,454
Mitsubishi UFJ Financial Group, Inc.	167,211	765,634
Mitsui & Co., Ltd.	39,100	663,807
Mitsui Chemicals, Inc.	17,000	53,752
Mitsui Fudosan Co., Ltd.	32,000	526,056
Mitsui O.S.K. Lines, Ltd.	32,000	120,913
Mizuho Financial Group, Inc.	482,500	727,991
MS&AD Insurance Group Holdings	10,000	205,064
Murata Manufacturing Co., Ltd.	6,300	360,791
Nabtesco Corp.	4,500	95,644
Namco Bandai Holdings, Inc.	2,100	29,894
NEC Corp.†	70,800	141,191
NGK Insulators, Ltd.	16,400	210,433
NGK Spark Plug Co., Ltd.	6,000	74,075
Nidec Corp.	2,600	249,016
Nikon Corp.	6,700	164,028
Nintendo Co., Ltd.	3,600	488,376
Nippon Building Fund, Inc.	23	206,403
Nippon Electric Glass Co., Ltd.	22,000	191,656
Nippon Express Co., Ltd.	25,400	101,640
Nippon Paper Group, Inc.	2,300	49,247
Nippon Sheet Glass Co., Ltd.	9,000	18,184
Nippon Steel Corp.	248,000	608,449
Nippon Telegraph & Telephone Corp.	7,800	389,898
Nippon Yusen KK	34,000	86,093
Nishi-Nippon City Bank, Ltd.	21,000	61,441
Nissan Motor Co., Ltd.	74,400	701,832
Nitto Denko Corp.	6,100	216,405
NKSJ Holdings, Inc.	6,900	150,094
Nomura Holdings, Inc.	76,900	281,489
Nomura Research Institute, Ltd.	4,100	93,329
NSK, Ltd.	15,000	111,585
NTN Corp.	13,000	53,555
NTT Data Corp.	46	150,758
NTT DoCoMo, Inc.	103	182,973
Obayashi Corp.	19,000	91,734
OJI Paper Co., Ltd.	64,800	333,267
Omron Corp.	12,400	250,050
Ono Pharmaceutical Co., Ltd.	2,400	135,398
Oracle Corp.	1,500	52,506
Oriental Land Co., Ltd.	1,800	191,288
ORIX Corp.	530	49,579
Osaka Gas Co., Ltd.	34,200	137,303
Otsuka Holdings Co., Ltd.	7,300	206,683
Panasonic Corp.	83,800	678,360
Resona Holdings, Inc.	11,700	52,038

Security Description	Shares	Value (Note 2)

Japan (continued)
Rohm Co., Ltd.	4,400	$218,210
Santen Pharmaceutical Co., Ltd.	2,300	94,149
SBI Holdings, Inc.	288	21,764
Secom Co., Ltd.	3,700	173,058
Seiko Epson Corp.	12,800	163,233
Sekisui Chemical Co., Ltd.	14,000	122,697
Sekisui House, Ltd.	28,400	266,786
Seven & I Holdings Co., Ltd.	13,100	368,835
Sharp Corp.	23,800	204,839
Shimamura Co., Ltd.	700	72,186
Shimano, Inc.	5,300	261,801
Shimizu Corp.	21,000	96,156
Shin-Etsu Chemical Co., Ltd.	17,448	906,509
Shinsei Bank, Ltd.	28,000	31,593
Shionogi & Co., Ltd.	8,900	118,752
Shiseido Co., Ltd.	9,500	174,370
Shizuoka Bank, Ltd.	19,000	194,936
Showa Denko KK	23,000	50,092
Showa Shell Sekiyu KK	6,700	45,973
SMC Corp.	2,600	451,299
Softbank Corp.	36,100	1,005,514
Sony Corp.	28,447	519,152
Stanley Electric Co., Ltd.	10,500	161,316
Sumitomo Chemical Co., Ltd.	37,400	150,640
Sumitomo Corp.	24,300	349,101
Sumitomo Electric Industries, Ltd.	14,900	179,457
Sumitomo Heavy Industries, Ltd.	11,000	70,428
Sumitomo Metal Industries, Ltd.	187,000	333,666
Sumitomo Metal Mining Co., Ltd.	41,400	596,938
Sumitomo Mitsui Financial Group, Inc.	28,300	900,387
Sumitomo Mitsui Trust Holdings, Inc.	141,518	441,896
Sumitomo Realty & Development Co., Ltd.	14,000	265,967
Suzuki Motor Corp.	10,700	243,986
Sysmex Corp.	4,400	145,243
T&D Holdings, Inc.	12,200	124,049
Taisei Corp.	28,000	77,512
Takeda Pharmaceutical Co., Ltd.	28,200	1,224,639
TDK Corp.	3,800	181,225
Teijin, Ltd.	28,800	93,330
Terumo Corp.	9,000	431,580
THK Co., Ltd.	1,300	27,938
Tobu Railway Co., Ltd.	23,200	121,448
Tohoku Electric Power Co., Inc.	7,100	66,976
Tokio Marine Holdings, Inc.	25,971	650,468
Tokyo Electron, Ltd.	9,200	523,852
Tokyo Gas Co., Ltd.	37,400	172,721
Tokyu Corp.	32,000	157,439
Tokyu Land Corp.	24,000	99,816
TonenGeneral Sekiyu KK	10,000	95,382
Toppan Printing Co., Ltd.	11,200	89,635
Toray Industries, Inc.	34,100	255,907
Toshiba Corp.	117,000	495,815
Tosoh Corp.	18,000	50,774
TOTO, Ltd.	11,200	91,252
Toyo Seikan Kaisha, Ltd.	5,800	85,912
Toyota Boshoku Corp.	5,900	63,706
Toyota Industries Corp.	2,450	70,266
Toyota Motor Corp.	40,900	1,507,859
Trend Micro, Inc.	3,700	117,573
Unicharm Corp.	6,900	362,562
Ushio, Inc.	1,200	17,491
USS Co., Ltd.	770	73,545

193

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
West Japan Railway Co.	1,400	$59,328
Yahoo Japan Corp.	544	166,155
Yakult Honsha Co., Ltd.	5,499	168,534
Yamada Denki Co., Ltd.	2,910	185,550
Yamaha Corp.	3,200	29,473
Yamaha Motor Co., Ltd.	1,100	14,547
Yamato Holdings Co., Ltd.	7,000	115,809
Yokogawa Electric Corp.†	7,900	78,046

		55,877,441

Jersey — 1.0%
Experian PLC	21,284	288,271
Petrofac, Ltd.	9,299	213,207
Randgold Resources, Ltd.	6,524	736,599
Shire PLC	94	3,119
Wolseley PLC	1,197	41,441
WPP PLC	125,287	1,471,821

		2,754,458

Luxembourg — 0.3%
ArcelorMittal	11,162	224,628
Millicom International Cellular SA SDR	510	50,419
Subsea 7 SA†	6,497	131,556
Tenaris SA	20,328	398,053

		804,656

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	97,683	57,079

Mexico — 0.6%
Alfa SA, Class A	2,900	38,066
America Movil SA de CV	375,600	437,438
Cemex SA de CV	92,100	62,394
Fomento Economico Mexicano SAB de CV	21,100	148,754
Grupo Bimbo SAB de CV, Class A	17,600	39,159
Grupo Elektra SA de CV	730	63,848
Grupo Financiero Banorte SAB de CV	15,700	62,636
Grupo Financiero Inbursa SA	17,000	35,072
Grupo Mexico SAB de CV, Class B	36,694	116,804
Grupo Modelo SAB de CV, Class C	6,500	40,284
Grupo Televisa SAB	25,100	99,213
Industrias Penoles SAB de CV	1,035	49,471
Kimberly-Clark de Mexico SAB de CV, Class A	5,900	33,497
Mexichem SAB de CV	8,200	28,310
Minera Frisco SAB de CV†	6,300	28,648
Wal-Mart de Mexico SAB de CV, Series V	68,200	210,605

		1,494,199

Netherlands — 2.9%
Aegon NV	30,062	145,690
Akzo Nobel NV	7,290	379,234
ASML Holding NV	13,061	560,967
Corio NV	1,473	68,525
European Aeronautic Defence and Space Co., NV	2,076	69,734
Fugro NV	1,565	102,867
Heineken NV	18,905	873,417
ING Groep NV CVA†	79,132	720,213
Koninklijke Ahold NV	46,829	620,510
Koninklijke Boskalis Westminster NV	1,386	53,700
Koninklijke DSM NV	4,289	220,061

Security Description	Shares	Value (Note 2)

Netherlands (continued)
Koninklijke KPN NV	48,936	$536,410
Koninklijke Philips Electronics NV	42,214	853,118
Randstad Holding NV	1,973	67,281
Reed Elsevier NV	24,362	289,860
SBM Offshore NV	3,955	67,072
STMicroelectronics NV	11,562	76,828
TNT Express NV	20,656	172,868
Unilever NV	44,200	1,471,412
Wolters Kluwer NV	15,168	274,989

		7,624,756

Norway — 1.6%
Aker Solutions ASA	8,271	101,432
DnB NOR ASA	24,698	260,577
Gjensidige Forsikring ASA	5,456	63,097
Norsk Hydro ASA	37,391	197,566
Orkla ASA	33,979	275,388
Statoil ASA	39,161	981,862
Telenor ASA	91,012	1,483,773
Yara International ASA	23,365	940,255

		4,303,950

Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	170,000	165,699
Aboitiz Power Corp.	145,900	102,744
Alliance Global Group, Inc.	322,400	82,696
Ayala Corp.	17,700	144,951
Ayala Land, Inc.	424,900	174,973
Bank of the Philippine Islands	143,600	203,086
Energy Development Corp.	617,000	80,569
Manila Electric Co.	22,770	148,561
Metropolitan Bank & Trust	84,600	149,631
Philippine Long Distance Telephone Co.	3,760	239,883
SM Investments Corp.	14,790	214,168
SM Prime Holdings, Inc.	426,000	162,910

		1,869,871

Poland — 0.9%
Asseco Poland SA	3,092	44,854
Bank Pekao SA	6,533	319,078
BRE Bank SA†	827	75,606
Get Bank SA†	61,476	35,055
Getin Holding SA†	21,004	15,882
KGHM Polska Miedz SA	7,583	328,061
PGE SA	37,578	238,618
Polski Koncern Naftowy Orlen SA†	18,664	212,391
Polskie Gornictwo Naftowe I Gazownictwo SA	101,716	122,622
Powszechna Kasa Oszczednosci Bank Polski SA	37,176	401,507
Powszechny Zaklad Ubezpieczen SA	2,700	279,556
Synthos SA	1,004	1,609
Tauron Polska Energia SA	59,200	99,070
Telekomunikacja Polska SA	38,827	208,165

		2,382,074

Portugal — 0.0%
Cimpor Cimentos de Portugal SGPS SA	1,380	9,296

Russia — 0.4%
Gazprom OAO ADR	30,808	371,236
Lukoil OAO ADR	2,588	150,984
LUKOIL OAO ADR	560	32,788
MMC Norilsk Nickel OJSC ADR	7,860	150,991

194

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Russia (continued)
Mobile Telesystems OJSC ADR	3,200	$53,632
NovaTek OAO GDR	521	70,179
Rosneft Oil Co. GDR†	10,233	75,417
Surgutneftegaz ADR	9,800	91,042
Tatneft ADR	2,534	88,335
VTB Bank OJSC GDR	17,574	82,211

		1,166,815

Singapore — 1.8%
Ascendas Real Estate Investment Trust	46,000	68,204
CapitaLand, Ltd.	75,000	156,815
CapitaMall Trust	66,004	89,730
City Developments, Ltd.	16,983	133,126
ComfortDelGro Corp., Ltd.	54,481	64,319
DBS Group Holdings, Ltd.	63,947	688,859
Fraser and Neave, Ltd.	32,000	172,739
Jardine Cycle & Carriage, Ltd.	2,025	82,700
Keppel Corp., Ltd.	46,200	398,513
Olam International, Ltd.	13,000	26,871
Oversea-Chinese Banking Corp., Ltd.	119,901	819,771
SembCorp Industries, Ltd.	34,370	130,611
SembCorp Marine, Ltd.	29,800	117,745
Singapore Airlines, Ltd.	17,810	157,166
Singapore Airlines, Ltd.200	4,000	35,171
Singapore Exchange, Ltd.	19,008	98,225
Singapore Press Holdings, Ltd.	26,952	79,494
Singapore Technologies Engineering, Ltd.	40,000	93,811
Singapore Telecommunications, Ltd.	177,560	437,601
Singapore Telecommunications, Ltd. 10	59,000	144,938
United Overseas Bank, Ltd.	56,059	772,797
Wilmar International, Ltd.	33,000	140,359

		4,909,565

South Korea — 1.0%
Amorepacific Corp.	15	13,366
Cheil Industries, Inc.	314	28,092
Daewoo Securities Co., Ltd.	800	9,365
Doosan Heavy Industries and Construction Co., Ltd.	422	25,357
E-Mart Co., Ltd.	103	24,894
GS Engineering & Construction Corp.	272	24,141
Hana Financial Group, Inc.	840	28,714
Hynix Semiconductor, Inc.	2,000	47,803
Hyundai Engineering & Construction Co., Ltd.	330	21,034
Hyundai Heavy Industries Co., Ltd.	185	51,300
Hyundai Mobis†	259	63,865
Hyundai Motor Co.	620	121,974
Hyundai Steel Co.	331	31,970
Industrial Bank of Korea†	1,350	15,202
KB Financial Group, Inc.	1,570	59,538
Kia Motors Corp.	930	55,882
Korea Electric Power Corp.†	1,120	27,817
Korea Exchange Bank	2,260	15,914
Korean Air Lines Co., Ltd.	162	7,340
KT Corp	930	27,651
KT&G Corp.	489	34,215
LG Chemical Co., Ltd.	194	64,589
LG Corp.	752	47,128
LG Display Co., Ltd.	990	25,954
LG Electronics, Inc.	441	32,466
LG Household & Health Care, Ltd.	40	17,021

Security Description	Shares	Value (Note 2)

South Korea (continued)
Lotte Shopping Co., Ltd.	57	$19,459
NCsoft Corp.	68	17,827
NHN Corp	184	34,725
OCI Co., Ltd.	78	18,157
POSCO	261	96,305
S-Oil Corp.	320	34,753
Samsung Corp.	643	39,667
Samsung Electro-Mechanics Co., Ltd.	255	20,907
Samsung Electronics Co., Ltd.	1,204	1,186,476
Samsung Engineering Co., Ltd.	156	29,788
Samsung Fire & Marine Insurance Co. Ltd.	167	32,334
Samsung Heavy Industries Co., Ltd.	990	31,462
Samsung SD Co., Ltd.	159	19,745
Samsung Securities Co. Ltd.	315	17,189
Samsung Techwin Co., Ltd.	172	8,666
Shinhan Financial Group Co., Ltd.	1,740	69,315
Shinsegae Co. Ltd.	37	9,091
SK Innovation Co., Ltd.	279	42,222
SK Telecom Co., Ltd.	217	27,527
Woori Finance Holdings Co., Ltd.	1,040	10,276

		2,688,483

Spain — 0.3%
Abertis Infraestructuras SA	4,725	79,605
Amadeus IT Holding SA	4,100	70,255
Distribuidora Internacional de Alimentacion SA†	12,507	57,766
Iberdrola SA	20,515	120,810
Repsol YPF SA	4,500	123,611
Telefonica SA	16,812	293,139

		745,186

Sweden — 3.0%
Alfa Laval AB	6,664	136,464
Assa Abloy AB, Class B	5,697	154,600
Atlas Copco AB, Class A	17,771	422,429
Atlas Copco AB, Class B	8,352	176,555
Electrolux AB, Class B	1,944	35,608
Getinge AB, Class B	14,015	380,120
Hennes & Mauritz AB, Class B	34,027	1,113,975
Holmen AB, Class B	1,019	29,495
Husqvarna AB, Class B	1,501	7,928
Investor AB, Class B	15,259	308,881
Kinnevik Investment AB, Class B	1,246	26,065
Lundin Petroleum AB†	4,078	91,841
Nordea Bank AB	53,806	450,460
Ratos AB, Class B Series B	1,003	12,658
Sandvik AB	26,995	398,824
Scania AB, Class B	6,129	105,596
Securitas AB, Class B	7,530	70,678
Skandinaviska Enskilda Banken AB, Class A	6,635	41,717
Skanska AB, Class B	25,366	442,996
SKF AB, Class B	10,552	248,967
SSAB AB, Class A	3,305	34,593
Svenska Cellulosa AB, Class B	18,184	303,668
Svenska Handelsbanken AB, Class A	12,704	380,980
Swedbank AB, Class A	2,682	38,520
Swedish Match AB	8,620	300,195
Tele2 AB, Class B	8,446	161,160
Telefonaktiebolaget LM Ericsson, Class B	110,475	1,027,202
TeliaSonera AB	67,257	447,391

195

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Sweden (continued)
Volvo AB, Class A	8,838	$114,657
Volvo AB, Class B	30,581	395,384

		7,859,607

Switzerland — 8.0%
ABB, Ltd.	79,293	1,655,634
Baloise Holding AG	976	74,857
Cie Financiere Richemont SA, Class A	4,195	237,436
Credit Suisse Group AG†	13,971	362,442
GAM Holding AG	17,475	223,065
Geberit AG	679	140,226
Givaudan SA	125	116,716
Holcim, Ltd.	6,001	341,936
Julius Baer Group, Ltd.†	5,412	219,890
Logitech International SA†	6,025	46,112
Lonza Group AG†	861	46,478
Nestle SA	118,020	6,763,232
Novartis AG	72,751	3,935,904
Pargesa Holding SA	323	22,650
Roche Holding AG	19,089	3,230,925
Schindler Holding AG	1,450	168,392
Straumann Holding AG	1,366	245,746
Swatch Group AG	408	29,919
Swatch Group AG, Class B	263	110,800
Swiss Life Holding AG	463	45,973
Swiss Re AG	5,728	310,700
Swisscom AG	703	277,458
Syngenta AG†	3,977	1,202,821
Transocean, Ltd.	1,836	87,043
UBS AG	48,011	653,534
Zurich Financial Services AG	2,491	598,056

		21,147,945

Thailand — 0.2%
Bangkok Bank PCL	13,500	67,009
Bangkok Bank PCL (Foreign Shares)	24,400	131,369
Bank of Ayudhya PCL	54,200	39,083
Kasikornbank PCL	17,100	71,331
Kasikornbank PCL (Foreign Shares)	33,500	143,533
Krung Thai Bank PCL	75,200	37,205
Siam Commercial Bank PCL	43,800	171,376
Univest Land PCL†(1)(2)	22,500	0

		660,906

United Kingdom — 20.0%
3i Group PLC	10,941	31,827
Admiral Group PLC	3,112	46,146
Aggreko PLC	35,147	1,160,309
AMEC PLC	8,296	131,251
Anglo American PLC	35,206	1,455,733
Antofagasta PLC	158	3,219
ARM Holdings PLC	75,540	725,524
AstraZeneca PLC	40,122	1,931,186
Aviva PLC	44,093	242,769
BAE Systems PLC	71,768	348,097
Balfour Beatty PLC	26,668	115,144
Barclays PLC	102,597	343,635
BG Group PLC	86,257	1,936,915
BHP Billiton PLC	31,707	1,060,734
BP PLC	397,157	2,946,769
British American Tobacco PLC	58,968	2,710,529
British Land Co. PLC	24,502	188,650
British Sky Broadcasting Group PLC	61,141	664,788

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
BT Group PLC	238,089	$763,493
Bunzl PLC	6,093	82,668
Burberry Group PLC	3,577	75,644
Cairn Energy PLC†	260	1,155
Capita PLC	4,409	42,728
Capital Shopping Centres Group PLC	12,603	64,187
Carnival PLC	7,779	231,679
Centrica PLC	73,826	341,327
Cobham PLC	17,906	51,664
Compass Group PLC	55,007	510,546
Diageo PLC	78,270	1,729,198
FirstGroup PLC	14,827	72,430
Fresnillo PLC	3,378	92,408
GlaxoSmithKline PLC	149,758	3,327,442
Hammerson PLC	19,612	116,541
Home Retail Group PLC	14,476	24,499
HSBC Holdings PLC	360,966	3,012,989
ICAP PLC	11,555	61,180
Imperial Tobacco Group PLC	25,346	906,644
Intercontinental Hotels Group PLC	9,022	183,682
International Power PLC	7,089	37,467
Invensys PLC	12,384	39,459
Investec PLC	3,744	22,166
J Sainsbury PLC	28,447	129,281
Johnson Matthey PLC	3,705	119,744
Kingfisher PLC	20,793	83,782
Land Securities Group PLC	23,176	246,333
Legal & General Group PLC	141,807	257,872
Lloyds Banking Group PLC†	132,460	63,913
Man Group PLC, Class B	42,579	77,630
Marks & Spencer Group PLC	43,463	223,822
National Grid PLC	61,736	614,833
Next PLC	4,671	192,773
Old Mutual PLC	140,600	323,474
Pearson PLC	24,230	447,871
Prudential PLC	42,481	468,926
Reckitt Benckiser Group PLC	17,903	952,422
Reed Elsevier PLC	41,939	346,959
Rexam PLC	21,623	127,435
Rio Tinto PLC	34,651	2,077,647
Rolls-Royce Holdings PLC†	31,681	367,183
Royal Bank of Scotland Group PLC†	229,102	96,103
Royal Dutch Shell PLC, Class A	112,688	3,978,542
Royal Dutch Shell PLC, Class B	67,219	2,445,250
RSA Insurance Group PLC	104,810	175,069
SABMiller PLC	44,855	1,702,036
Sage Group PLC	45,306	209,254
Schroders PLC	1,774	40,534
Segro PLC	19,601	67,890
Severn Trent PLC	8,809	211,689
Smith & Nephew PLC	72,603	703,608
Smiths Group PLC	7,441	112,565
SSE PLC	26,335	507,529
Standard Chartered PLC	52,559	1,270,497
Standard Life PLC	36,495	125,254
Tesco PLC	184,948	931,446
TUI Travel PLC	20,566	61,996
Tullow Oil PLC	445	9,747
Unilever PLC	31,492	1,015,330
United Utilities Group PLC	3,984	37,794
Vodafone Group PLC	1,397,194	3,760,502
Whitbread PLC	5,185	134,323
WM Morrison Supermarkets PLC	308	1,388

196

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
United Kingdom (continued)
Xstrata PLC	37,140	$628,854

		53,183,521

United States — 0.4%
Synthes, Inc.*	6,362	1,083,717

Total Common Stock (cost $234,690,380)		235,681,191

PREFERRED STOCK — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA	4,642	286,293
Porsche Automobil Holding SE	1,953	119,735
ProSiebenSat.1 Media AG	2,669	62,632
RWE AG	778	27,721
Volkswagen AG	1,670	295,665

		792,046

South Korea — 0.0%
Samsung Electronics Co., Ltd.	81	47,590

Total Preferred Stock (cost $780,921)		839,636

Total Long-Term Investment Securities (cost $235,471,301)		236,520,827

Repurchase Agreement — 11.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 01/31/12 to be repurchased 02/01/12 in the amount of $29,868,008 and collateralized by $28,040,000 of United States Treasury Bonds, bearing interest at 2.63%, due 11/15/20 and having an approximate value of $30,469,582 (cost $29,868,000)	$29,868,000	29,868,000

TOTAL INVESTMENTS (cost $265,339,301)(3)	100.4%	266,388,827
Liabilities in excess of other assets	(0.4)	(1,040,829)

NET ASSETS	100.0%	$265,347,998

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $1,083,717 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Certificate)

GDR — Global Depository Receipt

SDR — Swedish Depository Receipt

197

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2012	Unrealized Appreciation (Depreciation)
44	Long	Hang Seng China Enterprise Index	February 2012	$5,794,862	$5,775,408	$(19,454)
20	Long	Iberia Index 35	February 2012	2,233,854	2,224,992	(8,862)
6	Long	Dow Jones Euro Stoxx 50 Future	March 2012	180,279	190,074	9,795
84	Long	Financial Times Stock Exch. 100 Index	March 2012	7,175,101	7,482,135	307,034
38	Long	SPI 200 Australian Index	March 2012	4,236,447	4,266,622	30,175
45	Long	Toyko Price Index	March 2012	4,404,443	4,464,589	60,146

						$378,834

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	USD	236,742	GBP	154,221	02/16/2012	$6,253	$—

Credit Suisse London Branch	USD	1,237,311	CHF	1,174,177	02/16/2012	38,516	—

Deutsche Bank AG	GBP	1,813,216	USD	2,783,232	02/16/2012	—	(73,720)
	USD	782,418	EUR	614,216	02/16/2012	21,027	—

						21,027	(73,720)

Goldman Sachs International	USD	1,127,425	EUR	885,115	02/16/2012	30,380	—

JPMorgan Chase Bank N.A	USD	2,402,544	EUR	1,886,271	02/16/2012	64,856	—

Mellon Bank N.A.	AUD	5,048,180	USD	5,321,196	02/16/2012	—	(29,783)
	USD	8,777,941	AUD	8,470,872	02/16/2012	201,028	—
	USD	1,108,441	EUR	870,178	02/16/2012	29,824	—

						230,852	(29,783)

Northern Trust Company	USD	169,919	EUR	133,396	02/16/2012	4,575	—

Royal Bank of Scotland PLC	USD	3,987,721	JPY	307,773,126	02/16/2012	50,838	—

State Street Bank & Trust Company	USD	3,663,365	GBP	2,386,490	02/16/2012	96,853	—

UBS AG	CHF	2,010,504	USD	2,118,469	02/16/2012	—	(66,086)
	GBP	1,126,259	USD	1,728,879	02/16/2012	—	(45,684)
	USD	4,516,120	EUR	3,545,511	02/16/2012	121,705	—

						121,705	(111,770)

Net Unrealized Appreciation/(Depreciation)						$665,855	$(215,273)

AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

198

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$14,313,511	$—	$—	$14,313,511
Germany	22,187,520	—	—	22,187,520
Japan	55,877,441	—	—	55,877,441
Switzerland	21,147,945	—	—	21,147,945
United Kingdom	53,183,521	—	—	53,183,521
Other Countries*	68,971,253	—	0	68,971,253
Preferred Stock	839,636	—	—	839,636
Repurchase Agreement	—	29,868,000	—	29,868,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	407,150	—	—	407,150
Open Forward Foreign Currency Contracts-Appreciation	—	665,855	—	665,855

Total	$236,927,977	$30,533,855	$0	$267,461,832

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	28,316	—	—	28,316
Open Forward Foreign Currency Contracts-Depreciation	—	215,273	—	215,273

Total	$28,316	$215,273	$—	$243,589

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 1/31/2011	$545,235
Accrued discounts	—
Accrued premiums	—
Realized gain
Realized loss	(288,511)
Change in unrealized appreciation(1)	288,492
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	(545,216)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 1/31/2012	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at January 31, 2012 includes:

Common Stock
$—

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

199

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Banks-Commercial	19.9%
Oil Companies-Exploration & Production	6.2
Electronic Components-Semiconductors	5.9
Oil Companies-Integrated	5.8
Cellular Telecom	3.8
Metal-Iron	3.5
Real Estate Management/Services	2.1
Engineering/R&D Services	2.0
Diversified Financial Services	2.0
Auto-Cars/Light Trucks	2.0
Electronic Components-Misc.	1.9
Chemicals-Diversified	1.8
Real Estate Operations & Development	1.7
Diversified Operations	1.6
Circuit Boards	1.5
Internet Application Software	1.5
Building-Heavy Construction	1.3
Building Products-Cement	1.3
Finance-Mortgage Loan/Banker	1.3
Casino Hotels	1.3
Textile-Products	1.2
Tobacco	1.2
Repurchase Agreements	1.2
Coal	1.1
Food-Misc.	1.1
Building & Construction Products-Misc.	1.1
Auto/Truck Parts & Equipment-Original	1.1
Rental Auto/Equipment	1.0
Aerospace/Defense	1.0
Oil-Field Services	1.0
Audio/Video Products	1.0
Finance-Consumer Loans	0.9
Wireless Equipment	0.9
Brewery	0.9
Machinery-Construction & Mining	0.9
Industrial Automated/Robotic	0.9
Metal-Copper	0.9
Hotels/Motels	0.8
Telecom Services	0.8
Rubber-Tires	0.8
Internet Content-Entertainment	0.8
Shipbuilding	0.7
Web Portals/ISP	0.7
Gold Mining	0.7
Retail-Restaurants	0.6
Multimedia	0.6
Textile-Apparel	0.6
Retail-Regional Department Stores	0.5
Semiconductor Components-Integrated Circuits	0.5
Power Converter/Supply Equipment	0.5
Retail-Major Department Stores	0.5
Electric-Generation	0.5
Index Fund	0.5
Retail-Home Furnishings	0.4
Petrochemicals	0.4
Agricultural Operations	0.3
Beverages-Wine/Spirits	0.1

97.1%

Country Allocation*

Brazil	18.6%
South Korea	16.3
China	12.7
Russia	8.9
Taiwan	6.3
Cayman Islands	5.3
Hong Kong	3.9
South Africa	3.8
Indonesia	3.8
India	3.8
Bermuda	2.5
United States	2.3
Thailand	2.3
British Virgin Islands	2.2
Malaysia	1.3
Canada	1.0
Chile	0.9
Mexico	0.9
Singapore	0.3

97.1%

*	Calculated as a percentage of net assets

200

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 88.0%
Bermuda — 2.5%
Brilliance China Automotive Holdings, Ltd.†	1,302,000	$1,391,768
C C Land Holdings, Ltd.	6,413,000	1,397,492
China WindPower Group, Ltd.†	31,100,000	1,263,201
Skyworth Digital Holdings, Ltd.	6,064,000	2,611,602

		6,664,063

Brazil — 11.2%
BR Malls Participacoes SA	495,498	5,408,165
Cia Hering	130,640	3,140,385
Embraer SA ADR	100,078	2,744,139
Localiza Rent a Car SA	167,886	2,756,782
OGX Petroleo e Gas Participacoes SA†	406,469	3,850,196
Petroleo Brasileiro SA ADR	110,047	3,361,936
Tim Participacoes SA ADR	98,820	2,850,957
Vale SA ADR	210,005	5,313,126

		29,425,686

British Virgin Islands — 2.2%
Arcos Dorados Holdings, Inc., Class A	72,836	1,565,974
Hollysys Automation Technologies, Ltd.†	233,498	2,267,266
Mail.ru Group, Ltd. GDR	57,613	1,901,229

		5,734,469

Canada — 1.0%
Pacific Rubiales Energy Corp.	102,400	2,576,595

Cayman Islands — 5.3%
China Shanshui Cement Group, Ltd.	2,638,000	1,945,684
Eurasia Drilling Co, Ltd. GDR	101,699	2,674,684
Home Inns & Hotels Management, Inc. ADR†	74,800	2,205,852
PCD Stores Group, Ltd.	9,152,000	1,392,513
Perfect World Co., Ltd. ADR†	181,686	1,947,674
Tencent Holdings, Ltd.	156,100	3,818,314

		13,984,721

Chile — 0.9%
ENTEL Chile SA	134,601	2,464,217

China — 12.7%
Agricultural Bank of China, Ltd.	8,115,000	4,018,104
China Construction Bank Corp.	13,878,000	11,094,812
China National Building Material Co., Ltd.	2,386,000	2,879,703
China National Materials Co., Ltd.	5,652,000	2,368,574
Guangzhou R&F Properties Co., Ltd.	2,002,800	1,962,694
Harbin Electric Co., Ltd.	1,418,000	1,373,149
Industrial & Commercial Bank of China	13,926,000	9,768,473

		33,465,509

Hong Kong — 3.4%
China Mobile, Ltd.	463,500	4,739,411
China Overseas Land & Investment, Ltd.	710,000	1,320,155
CNOOC, Ltd.	1,355,000	2,774,541

		8,834,107

India — 3.8%
Apollo Tyres, Ltd.	1,389,985	2,047,940
Bharti Airtel, Ltd.	293,846	2,175,096
LIC Housing Finance, Ltd.	669,362	3,397,914

Security Description	Shares	Value (Note 2)

India (continued)
Sterlite Industries India, Ltd.	429,916	$1,009,470
Sterlite Industries India, Ltd. ADR	130,432	1,193,453

		9,823,873

Indonesia — 3.8%
Adaro Energy Tbk PT	14,599,500	2,971,867
Bank Mandiri Tbk PT	4,227,000	3,150,267
Bank Rakyat Indonesia Persero Tbk PT	3,102,500	2,363,974
Media Nusantara Citra Tbk PT	10,279,000	1,543,565

		10,029,673

Malaysia — 1.3%
Genting Bhd	922,800	3,373,286

Mexico — 0.9%
Grupo Modelo SAB de CV, Class C	383,728	2,378,189

Russia — 8.9%
Gazprom OAO ADR	782,516	9,429,318
LSR Group OJSC GDR (OTC)	23,708	113,016
LSR Group OJSC GDR	199,270	949,920
LUKOIL OAO ADR	85,712	5,018,437
Sberbank of Russia ADR†	629,465	7,553,580
Synergy Co.†	9,983	169,711

		23,233,982

Singapore — 0.3%
First Resources, Ltd.	632,000	824,009

South Africa — 3.8%
African Bank Investments, Ltd.	529,237	2,469,876
Gold Fields, Ltd.	106,885	1,762,945
Lewis Group, Ltd.	116,980	1,112,350
Sasol, Ltd.	92,051	4,696,059

		10,041,230

South Korea — 16.3%
Daelim Industrial Co., Ltd.†	35,865	3,448,097
Hyundai Department Store Co., Ltd.†	8,269	1,347,066
Hyundai Mobis†	11,627	2,867,031
KB Financial Group, Inc.	103,261	3,915,893
KEPCO Engineering & Construction Co., Inc.	17,582	1,455,580
KEPCO Plant Service & Engineering Co., Ltd.	40,830	1,381,172
Kia Motors Corp.	63,848	3,836,507
KT&G Corp.	44,550	3,117,132
LG Fashion Corp.	36,610	1,484,475
Samsung Electronics Co., Ltd.	15,718	15,489,230
Samsung Engineering Co., Ltd.	13,438	2,565,942
Samsung Heavy Industries Co., Ltd.	61,850	1,965,590

		42,873,715

Taiwan — 6.3%
Asia Cement Corp.	1,245,000	1,493,790
Formosa Chemicals & Fibre Corp.	359,000	1,031,348
Hon Hai Precision Industry Co., Ltd.	1,497,344	4,822,877
HTC Corp.	52,000	853,266
Taiwan Semiconductor Manufacturing Co., Ltd.	517,722	1,373,593
Tripod Technology Corp.	578,680	1,611,601
Unimicron Technology Corp.	1,723,000	2,268,216
Wistron NeWeb Corp.	767,290	1,581,907
Yuanta Financial Holding Co., Ltd.†	2,467,006	1,392,446

		16,429,044

201

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Thailand — 2.3%
Kasikornbank PCL NVDR	729,200	$3,041,772
Siam Cement PCL NVDR	265,800	2,973,866

		6,015,638

United States — 1.1%
Zhongpin, Inc.†	260,519	2,959,496

Total Common Stock (cost $239,339,778)		231,131,502

PREFERRED STOCK — 7.4%
Brazil — 7.4%
Banco Bradesco SA ADR	276,317	4,940,548
Itau Unibanco Holding SA ADR	316,343	6,314,206
Petroleo Brasileiro SA ADR	156,350	4,366,856
Vale SA ADR	160,800	3,892,968

Total Preferred Stock (cost $19,844,659)		19,514,578

EXCHANGE-TRADED FUNDS — 0.5%
iShares FTSE/Xinhua A50 China Index ETF (cost $1,216,405)	873,200	1,254,298

Total Long-Term Investment Securities (cost $260,400,842)		251,900,378

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENT — 1.2%
Agreement with Deutsche Bank AG, bearing interest at 0.18% at 01/31/12 to be repurchased 02/01/12 in the amount of $ 3,116,016 and collateralized by $3,053,000 of the United States Treasury Notes, bearing interest at 1.88% due 04/30/14 and having an approximate value of $3,178,784 (cost $3,116,000)	$3,116,000	$3,116,000

TOTAL INVESTMENTS (cost $263,516,842)(1)	97.1%	255,016,378
Other assets less liabilities	2.9	7,713,317

NET ASSETS	100.0%	$262,729,695

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non Voting Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Brazil	$29,425,686	$—	$—	$29,425,686
Cayman Islands	13,984,721	—	—	13,984,721
China	33,465,509	—	—	33,465,509
Russia	23,233,982	—	—	23,233,982
South Korea	42,873,715	—		42,873,715
Taiwan	16,429,044	—	—	16,429,044
Other Countries*	71,718,845	—	—	71,718,845
Preferred Stock	19,514,578	—	—	19,514,578
Exchange Traded Funds	1,254,298	—	—	1,254,298
Repurchase Agreement	—	3,116,000	—	3,116,000

Total	$251,900,378	$3,116,000	$—	$255,016,378

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.

See Notes to Financial Statements

202

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — January 31, 2012 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	9.1%
Medical-Drugs	7.0
Diversified Banking Institutions	5.9
Telephone-Integrated	4.4
Telecom Services	4.3
Chemicals-Diversified	3.9
Banks-Commercial	3.5
Repurchase Agreements	3.3
Insurance-Reinsurance	3.1
Auto-Cars/Light Trucks	3.0
Cellular Telecom	2.9
Insurance-Multi-line	2.8
Oil Companies-Exploration & Production	2.8
Airlines	2.4
Electronic Components-Semiconductors	2.3
Building Products-Cement	1.9
Electric-Integrated	1.8
Food-Retail	1.8
Diversified Financial Services	1.6
Aerospace/Defense	1.5
Wireless Equipment	1.5
Diversified Manufacturing Operations	1.5
Retail-Major Department Stores	1.4
Insurance-Life/Health	1.4
Import/Export	1.3
Electronic Components-Misc.	1.3
Human Resources	1.3
Computers	1.2
Steel-Specialty	1.2
Diversified Operations	1.1
Rubber-Tires	1.1
Steel-Producers	1.1
Enterprise Software/Service	1.1
Internet Security	1.1
Semiconductor Components-Integrated Circuits	1.1
Containers-Metal/Glass	1.1
Photo Equipment & Supplies	1.1
Publishing-Books	0.8
Metal-Iron	0.8
Machinery-General Industrial	0.8
Medical-Wholesale Drug Distribution	0.7
Retail-Building Products	0.7
Transport-Services	0.7
Real Estate Operations & Development	0.7
Insurance-Property/Casualty	0.6
Chemicals-Specialty	0.6
Security Services	0.5
Office Automation & Equipment	0.5
Diversified Operations/Commercial Services	0.5
Auto/Truck Parts & Equipment-Original	0.4
Toys	0.4
Medical-Hospitals	0.4
Audio/Video Products	0.3
Oil-Field Services	0.3
Power Converter/Supply Equipment	0.2

100.1%

Country Allocation*

United Kingdom	16.0%
France	10.9
Germany	10.3
Japan	8.7
Netherlands	7.3
Switzerland	6.8
South Korea	5.0
Italy	4.6
Spain	4.5
Hong Kong	4.0
United States	3.3
Norway	3.1
Singapore	2.9
Taiwan	2.3
Brazil	2.3
Ireland	1.8
China	1.5
Sweden	1.5
Canada	1.5
Russia	1.3
Austria	0.4
Australia	0.1

100.1%

*	Calculated as a percentage of net assets

203

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.5%
Australia — 0.1%
Qantas Airways, Ltd.†	310,275	$518,810

Austria — 0.4%
Telekom Austria AG	228,850	2,667,183

Canada — 1.5%
Talisman Energy, Inc.	767,450	9,169,294

China — 1.5%
China Life Insurance Co., Ltd.	342,000	1,007,659
China Telecom Corp., Ltd.	14,762,000	8,299,140

		9,306,799

France — 10.9%
Alstom SA	126,730	4,830,512
AXA SA	473,514	7,187,903
Carrefour SA	207,310	4,731,947
Cie Generale des Etablissements Michelin, Class B	102,485	7,011,101
Credit Agricole SA	1,062,230	6,545,697
France Telecom SA	574,550	8,616,405
GDF Suez	73,437	1,993,229
Sanofi	148,828	10,993,264
Thales SA	76,500	2,617,221
Total SA	167,370	8,845,796
Vivendi SA	163,960	3,431,485

		66,804,560

Germany — 10.3%
Bayer AG	85,750	6,005,327
Celesio AG	232,726	4,485,587
Deutsche Lufthansa AG	544,710	7,527,644
Deutsche Post AG	246,453	4,094,134
E.ON AG	188,178	4,023,259
HeidelbergCement AG	69,510	3,416,414
Merck KGaA	63,100	6,583,225
Muenchener Rueckversicherungs AG	66,320	8,640,285
Rhoen-Klinikum AG	110,282	2,285,710
SAP AG	112,544	6,799,775
Siemens AG	94,950	8,959,738

		62,821,098

Hong Kong — 4.0%
Cheung Kong Holdings, Ltd.	257,000	3,453,045
China Mobile, Ltd.	608,000	6,216,961
Citic Pacific, Ltd.	3,869,400	7,414,192
Hutchison Whampoa, Ltd.	401,000	3,815,945
Swire Pacific, Ltd., Class A	298,500	3,321,671
Swire Properties, Ltd.†	208,950	528,080

		24,749,894

Ireland — 1.8%
CRH PLC	405,905	8,038,490
Elan Corp. PLC ADR†	197,040	2,681,715

		10,720,205

Italy — 4.6%
ENI SpA	409,535	9,053,197
Intesa Sanpaolo SpA	2,923,354	5,582,882
Telecom Italia SpA RSP	7,624,187	6,377,615
UniCredit SpA	1,422,051	7,049,829

		28,063,523

Security Description	Shares	Value (Note 2)

Japan — 8.7%
FUJIFILM Holdings Corp.	92,900	$2,202,444
ITOCHU Corp.	731,900	7,960,445
Koito Manufacturing Co., Ltd.	150,000	2,418,657
Konica Minolta Holdings, Inc.	573,000	4,172,330
Mazda Motor Corp.†	2,190,000	3,620,310
Nintendo Co., Ltd.	16,900	2,292,653
Nissan Motor Co., Ltd.	475,800	4,488,326
NKSJ Holdings, Inc.	169,700	3,691,454
Ricoh Co., Ltd.	372,000	3,138,231
Sony Corp.	114,300	2,085,952
Toyota Motor Corp.	277,000	10,212,149
Trend Micro, Inc.	210,700	6,695,295

		52,978,246

Netherlands — 7.3%
Akzo Nobel NV	198,730	10,338,160
ING Groep NV CVA†	1,108,900	10,092,553
Koninklijke Philips Electronics NV	390,399	7,889,716
LyondellBasell Industries NV, Class A	166,340	7,169,254
Randstad Holding NV	64,626	2,203,802
Reed Elsevier NV	424,803	5,054,314
SBM Offshore NV	104,750	1,776,441

		44,524,240

Norway — 3.1%
Statoil ASA	403,260	10,110,712
Telenor ASA	524,000	8,542,798

		18,653,510

Russia — 1.3%
Gazprom OAO ADR	641,700	7,732,485

Singapore — 2.9%
DBS Group Holdings, Ltd.	1,072,950	11,558,193
Singapore Telecommunications, Ltd.	2,426,000	5,972,222

		17,530,415

South Korea — 5.0%
KB Financial Group, Inc. ADR	248,606	9,422,167
POSCO	18,836	6,950,213
Samsung Electronics Co., Ltd. GDR†*	29,013	14,288,903

		30,661,283

Spain — 4.5%
Banco Santander SA	574,459	4,470,954
Gamesa Corp. Tecnologica SA	308,395	1,206,154
Iberdrola SA	877,949	5,170,101
International Consolidated Airlines Group SA†	2,437,260	6,805,607
Telefonica SA	571,169	9,959,075

		27,611,891

Sweden — 1.5%
Telefonaktiebolaget LM Ericsson, Class B	998,784	9,286,746

Switzerland — 6.8%
Adecco SA	49,870	2,363,746
Credit Suisse Group AG†	280,950	7,288,524
Lonza Group AG	63,616	3,434,089
Novartis AG	86,270	4,667,296
Roche Holding AG	43,730	7,401,558
Swiss Re AG	195,985	10,630,669
UBS AG	429,026	5,839,974

		41,625,856

204

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
Taiwan — 2.3%
Compal Electronics, Inc. GDR*	1,330,690	$7,465,836
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	473,385	6,665,261

		14,131,097

United Kingdom — 16.0%
Aviva PLC	1,360,570	7,491,091
BAE Systems PLC	1,071,271	5,196,001
Banco Santander SA	12,488	97,193
BP PLC	1,030,322	7,644,637
G4S PLC	780,400	3,314,189
GlaxoSmithKline PLC	435,897	9,685,104
Hays PLC	2,546,370	2,862,970
HSBC Holdings PLC ADR	218,470	9,138,600
Kingfisher PLC	1,061,470	4,277,005
Marks & Spencer Group PLC	1,658,070	8,538,591
Rentokil Initial PLC†	2,436,902	2,881,974
Rexam PLC	1,130,937	6,665,171
Rolls-Royce Holdings PLC(1)	157,660	1,827,282
Royal Dutch Shell PLC ADR	140,618	10,312,924
Tesco PLC	1,268,660	6,389,301
Vodafone Group PLC	4,207,268	11,323,726

		97,645,759

Total Common Stock (cost $598,165,651)		577,202,894

PREFERRED STOCK — 2.3%
Brazil — 2.3%
Petroleo Brasileiro SA ADR	325,530	9,092,053
Vale SA ADR	203,050	4,915,841

Total Preferred Stock (cost $10,815,643)		14,007,894

Total Long-Term Investment Securities (cost $608,981,294)		591,210,788

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENT — 3.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/12, to be repurchased 02/01/12 in the amount of $20,401,006 and collateralized by $19,955,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 2.38% due 01/13/22, Federal National Mtg. Assoc. Notes bearing interest at 6.00% due 04/18/36, and Federal National Mtg. Assoc. Notes bearing interest at 4.11% due 11/15/30 and having a total approximate value of $20,813,311. (cost $20,401,000)	$20,401,000	$20,401,000

TOTAL INVESTMENTS (cost $629,382,294)(2)	100.1%	611,611,788
Liabilities in excess of other assets	(0.1)	(427,963)

NET ASSETS	100.0%	$611,183,825

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2012, the aggregate value of these securities was $21,754,739 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At January 31, 2012, the aggregate value of these securities was $1,827,282 representing 0.3% of net assets.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Certificate)

GDR — Global Depository Receipt

RSP — Risparmio Savings Shares

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$66,804,560	$—	$—	$66,804,560
Germany	62,821,098	—	—	62,821,098
Japan	52,978,246	—		52,978,246
Netherlands	44,524,240	—	—	44,524,240
South Korea	30,661,283			30,661,283
Switzerland	41,625,856	—	—	41,625,856
United Kingdom	97,645,759	—	—	97,645,759
Other Countries*	180,141,852	—	—	180,141,852
Preferred Stock	14,007,894	—	—	14,007,894
Repurchase Agreement	—	20,401,000	—	20,401,000

Total	$591,210,788	$20,401,000	$—	$611,611,788

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.

See Notes to Financial Statements

205

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STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2012

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
ASSETS:
Investments at value (unaffiliated)*	$346,856,424	$1,037,836,928	$337,844,448	$275,347,980	$883,717,738
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	14,574,000	45,800,000

Total investments	346,856,424	1,037,836,928	337,844,448	289,921,980	929,517,738

Cash	483	491,980	294	1,566,172	2,648,177
Foreign cash*	—	—	184,171	—	614,846
Due from broker	—	585,000	943,687	—	—
Receivable for:
Fund shares sold	1,654,146	628,868	228,621	169,267	1,961,833
Dividends and interest	114,851	16,567,821	2,123,387	5,702,628	5,148,895
Investments sold	—	557,519	14,768,782	2,789,303	107,562,237
Payments on swap contracts	—	—	22,020	—	47,957
Prepaid expenses and other assets	1,541	3,617	1,333	1,328	2,471
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	234,873	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	783,204	—	1,860,951
Swap premiums paid	—	—	189,620	—	446,279
Unrealized appreciation on swap contracts	—	—	565,872	—	2,991,142

Total assets	348,627,445	1,056,671,733	357,890,312	300,150,678	1,052,802,526

LIABILITIES:
Payable for:
Fund shares redeemed	2,948,831	818,717	326,509	143,041	407,431
Investments purchased	16,571,086	1,603,400	28,565,306	9,634,553	105,512,242
Interest on securities sold short	—	—	—	—	1,798
Payments on swap contracts	—	—	35,731	—	56,948
Investment advisory and management fees	133,534	460,723	167,973	149,880	449,802
Service fees — Class 2	3,033	4,923	1,817	2,426	2,927
Service fees — Class 3	43,746	166,536	47,667	34,174	155,335
Trustees’ fees and expenses	7,502	21,677	6,390	5,899	15,491
Other accrued expenses	78,497	155,909	94,470	161,627	146,431
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	98,438	—	—	8,101
Due to investment adviser for expense recoupment	—	—	—	—	—
Due to broker	—	—	4,759	—	3,888,191
Securities sold short, at value#	—	—	5,296,719	—	27,252,189
Call and put options written, at value@	—	—	—	—	4,179
Unrealized depreciation on forward foreign currency contracts	—	—	1,280,461	—	7,500,261
Swap premiums received	—	—	900,064	—	371,742
Unrealized depreciation on swap contracts	—	—	1,516,360	—	58,835

Total liabilities	19,786,229	3,330,323	38,244,226	10,131,600	145,831,903

NET ASSETS	$328,841,216	$1,053,341,410	$319,646,086	$290,019,078	$906,970,623

* Cost
Investments (unaffiliated)	$346,922,315	$964,501,512	$329,025,889	$287,097,875	$856,472,900

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$183,860	$—	$596,611

# Proceeds from securities sold short	$—	$—	$5,259,141	$—	$27,221,095

@ Premiums received on options written	$—	$—	$—	$—	$109,213

See Notes to Financial Statements

206

SUNAMERICA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2012

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$338,573,958	$910,369,483	$286,196,095	$324,482,496	$850,202,064
Accumulated undistributed net investment income (loss)	(96,216)	58,473,836	24,733,112	19,558,595	33,179,633
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	(9,570,635)	11,944,120	988,353	(42,272,118)	(1,501,487)
Unrealized appreciation (depreciation) on investments	(65,891)	73,335,416	8,818,559	(11,749,895)	27,244,838
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(781,445)	(496,987)	—	3,615,981
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(555,468)	—	(5,739,312)
Unrealized appreciation (depreciation) on investments sold short	—	—	(37,578)	—	(31,094)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$328,841,216	$1,053,341,410	$319,646,086	$290,019,078	$906,970,623

Class 1 (unlimited shares authorized):
Net assets	$112,296,437	$214,284,409	$75,907,504	$101,783,549	$130,310,329
Shares of beneficial interest issued and outstanding	10,554,589	15,741,347	5,992,727	18,430,814	14,248,205
Net asset value, offering and redemption price per share	$10.64	$13.61	$12.67	$5.52	$9.15

Class 2 (unlimited shares authorized):
Net assets	$23,268,207	$39,143,823	$14,387,850	$18,940,718	$22,924,817
Shares of beneficial interest issued and outstanding	2,197,664	2,880,281	1,142,736	3,436,122	2,519,210
Net asset value, offering and redemption price per share	$10.59	$13.59	$12.59	$5.51	$9.10

Class 3 (unlimited shares authorized):
Net assets	$193,276,572	$799,913,178	$229,350,732	$169,294,811	$753,735,477
Shares of beneficial interest issued and outstanding	18,321,754	59,051,584	18,305,225	30,800,063	83,072,830
Net asset value, offering and redemption price per share	$10.55	$13.55	$12.53	$5.50	$9.07

See Notes to Financial Statements

207

SUNAMERICA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2012

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	Telecom Utility	Equity Index
ASSETS:
Investments at value (unaffiliated)*	$141,209,700	$650,844,921	$3,964,216	$45,642,631	$17,523,552
Investments at value (affiliated)*	—	—	17,144,050	—	15,794
Repurchase agreements (cost approximates value)	10,804,000	—	—	—	1,202,000

Total investments	152,013,700	650,844,921	21,108,266	45,642,631	18,741,346

Cash	661	1,363	333	254,827	401
Foreign cash*	—	103	—	6,440	—
Due from broker	100,000	—	140,024	—	—
Receivable for:
Fund shares sold	168,973	402,640	2,507,258	32,971	205,897
Dividends and interest	501,617	2,805,230	13,369	105,832	16,387
Investments sold	7,721,954	384,854	—	301,043	—
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,256	3,229	—	517	451
Due from investment adviser for expense reimbursements/fee waivers	—	—	33,953	—	7,913
Deferred offering costs	—	—	116,002	—	—
Variation margin on futures contracts	1,674	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	66,204	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	160,513,835	654,442,340	23,919,205	46,410,465	18,972,395

LIABILITIES:
Payable for:
Fund shares redeemed	134,275	452,065	365	49,522	65,890
Investments purchased	20,465,593	1,048,775	2,318,572	174,991	371,401
Interest on securities sold short	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	77,687	357,838	882	29,154	5,714
Service fees — Class 2	1,200	6,198	—	399	—
Service fees — Class 3	9,165	68,849	882	4,266	—
Trustees’ fees and expenses	2,866	14,969	67	884	376
Other accrued expenses	72,646	124,604	153,104	54,381	44,250
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	1,505	—	175
Due to investment adviser for expense recoupment	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	74,049	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	20,763,432	2,073,298	2,475,377	387,646	487,806

NET ASSETS	$139,750,403	$652,369,042	$21,443,828	$46,022,819	$18,484,589

* Cost
Investments (unaffiliated)	$132,108,461	$567,640,566	$3,932,045	$40,884,912	$16,157,325

Investments (affiliated)	$—	$—	$17,093,780	$—	$166,196

Foreign cash	$—	$103	$—	$6,289	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

208

SUNAMERICA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2012

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	Telecom Utility	Equity Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$158,445,752	$700,778,031	$21,366,008	$55,959,429	$20,990,226
Accumulated undistributed net investment income (loss)	2,143,289	16,471,588	—	1,622,072	260,299
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions gain	(29,926,946)	(148,083,223)	(76)	(16,308,591)	(3,994,240)
Unrealized appreciation (depreciation) on investments	9,101,239	83,204,355	82,441	4,757,719	1,215,825
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(12,931)	—	(4,545)	—	12,479
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(1,709)	—	(7,810)	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$139,750,403	$652,369,042	$21,443,828	$46,022,819	$18,484,589

Class 1 (unlimited shares authorized):
Net assets	$85,104,497	$277,370,061	$—	$22,470,505	$18,484,589
Shares of beneficial interest issued and outstanding	5,667,103	18,631,531	—	2,018,164	1,681,933
Net asset value, offering and redemption price per share	$15.02	$14.89	$—	$11.13	$10.99

Class 2 (unlimited shares authorized):
Net assets	$9,492,312	$48,757,453	$—	$3,115,595	$—
Shares of beneficial interest issued and outstanding	632,910	3,277,814	—	280,062	—
Net asset value, offering and redemption price per share	$15.00	$14.87	$—	$11.12	$—

Class 3 (unlimited shares authorized):
Net assets	$45,153,594	$326,241,528	$21,443,828	$20,436,719	$—
Shares of beneficial interest issued and outstanding	3,014,683	21,966,518	2,130,793	1,840,977	—
Net asset value, offering and redemption price per share	$14.98	$14.85	$10.06	$11.10	$—

See Notes to Financial Statements

209

SUNAMERICA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2012

	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street	Alliance Growth
ASSETS:
Investments at value (unaffiliated)*	$258,679,561	$83,489,425	$1,234,380,769	$76,882,798	$386,281,292
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	902,000	—	3,455,000	—

Total investments	258,679,561	84,391,425	1,234,380,769	80,337,798	386,281,292

Cash	10,310	925	408	168	577
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	400,399	45,364	324,713	211,807	100,609
Dividends and interest	308,467	113,199	1,918,049	236,596	136,182
Investments sold	1,376,456	—	1,771,020	—	4,474,128
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,344	45,066	4,746	585	1,942
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	260,776,537	84,595,979	1,238,399,705	80,786,954	390,994,730

LIABILITIES:
Payable for:
Fund shares redeemed	144,068	47,904	958,943	80,816	379,628
Investments purchased	792,779	—	680,360	1,850,479	5,294,621
Interest on securities sold short	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	137,937	55,262	755,413	38,696	198,732
Service fees — Class 2	1,450	845	9,623	923	3,283
Service fees — Class 3	13,260	6,198	127,759	8,266	27,186
Trustees’ fees and expenses	4,863	1,953	28,160	1,371	8,765
Other accrued expenses	63,283	48,965	187,039	44,795	79,635
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser for expense recoupment	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,157,640	161,127	2,747,297	2,025,346	5,991,850

NET ASSETS	$259,618,897	$84,434,852	$1,235,652,408	$78,761,608	$385,002,880

* Cost
Investments (unaffiliated)	$235,775,993	$69,578,934	$917,214,362	$68,326,150	$340,062,768

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

210

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STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2012

	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street	Alliance Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$228,503,799	$111,821,627	$843,412,140	$83,145,016	$446,573,652
Accumulated undistributed net investment income (loss)	5,692,455	527,822	6,021,455	1,775,727	1,299,746
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	2,519,075	(41,825,088)	69,053,277	(14,715,783)	(109,089,042)
Unrealized appreciation (depreciation) on investments	22,903,568	13,910,491	317,166,407	8,556,648	46,218,524
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(871)	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$259,618,897	$84,434,852	$1,235,652,408	$78,761,608	$385,002,880

Class 1 (unlimited shares authorized):
Net assets	$180,705,416	$48,194,590	$552,274,704	$30,404,271	$225,882,484
Shares of beneficial interest issued and outstanding	8,292,129	4,002,060	24,102,745	3,480,787	9,316,497
Net asset value, offering and redemption price per share	$21.79	$12.04	$22.91	$8.73	$24.25

Class 2 (unlimited shares authorized):
Net assets	$11,422,777	$6,702,946	$75,903,966	$7,286,862	$26,532,177
Shares of beneficial interest issued and outstanding	524,697	557,105	3,316,335	835,336	1,096,637
Net asset value, offering and redemption price per share	$21.77	$12.03	$22.89	$8.72	$24.19

Class 3 (unlimited shares authorized):
Net assets	$67,490,704	$29,537,316	$607,473,738	$41,070,475	$132,588,219
Shares of beneficial interest issued and outstanding	3,102,818	2,458,454	26,600,867	4,719,549	5,504,663
Net asset value, offering and redemption price per share	$21.75	$12.01	$22.84	$8.70	$24.09

See Notes to Financial Statements

211

SUNAMERICA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2012

	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
ASSETS:
Investments at value (unaffiliated)*	$60,737,532	$344,919,256	$139,329,536	$80,751,055	$315,095,615
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,054,000	—	926,000	3,489,000	—

Total investments	61,791,532	344,919,256	140,255,536	84,240,055	315,095,615

Cash	374	889	716	808	199
Foreign cash*	28	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	25,119	377,665	47,113	65,409	244,002
Dividends and interest	50,309	326,891	38,806	47,714	111,000
Investments sold	—	—	2,788,689	6,033,625	7,309,949
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	605	3,045	21,386	2,781	2,974
Due from investment adviser for expense reimbursements/fee waivers	2,580	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	61,870,547	345,627,746	143,152,246	90,390,392	322,763,739

LIABILITIES:
Payable for:
Fund shares redeemed	31,293	140,802	95,535	67,449	184,052
Investments purchased	—	2,334,544	847,571	4,442,727	611,211
Interest on securities sold short	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	45,977	198,102	100,268	49,578	200,404
Service fees — Class 2	308	1,567	359	490	1,259
Service fees — Class 3	10,698	55,441	17,112	14,495	54,280
Trustees’ fees and expenses	1,420	6,473	3,304	1,823	6,467
Other accrued expenses	47,205	73,198	54,137	49,573	67,835
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser for expense recoupment	—	—	—	6,234	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	136,901	2,810,127	1,118,286	4,632,369	1,125,508

NET ASSETS	$61,733,646	$342,817,619	$142,033,960	$85,758,023	$321,638,231

* Cost
Investments (unaffiliated)	$48,130,271	$300,490,041	$118,971,909	$74,198,527	$272,999,620

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$27	$—	$—	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

212

SUNAMERICA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2012

	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
NET ASSETS REPRESENTED BY:
Paid-in capital	$69,322,519	$310,343,416	$180,087,544	$83,109,738	$307,102,187
Accumulated undistributed net investment income (loss)	116,090	2,621,465	(72,876)	(21,772)	3,277,619
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	(20,312,110)	(14,576,231)	(58,338,335)	(3,882,471)	(30,837,570)
Unrealized appreciation (depreciation) on investments	12,607,261	44,429,215	20,357,627	6,552,528	42,095,995
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(114)	(246)	—	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$61,733,646	$342,817,619	$142,033,960	$85,758,023	$321,638,231

Class 1 (unlimited shares authorized):
Net assets	$8,121,568	$60,799,438	$56,737,560	$11,410,204	$44,664,947
Shares of beneficial interest issued and outstanding	906,961	4,252,572	3,412,504	1,554,854	3,344,987
Net asset value, offering and redemption price per share	$8.95	$14.30	$16.63	$7.34	$13.35

Class 2 (unlimited shares authorized):
Net assets	$2,453,279	$12,472,113	$2,862,967	$3,958,946	$10,196,798
Shares of beneficial interest issued and outstanding	277,322	872,950	173,890	539,895	765,866
Net asset value, offering and redemption price per share	$8.85	$14.29	$16.46	$7.33	$13.31

Class 3 (unlimited shares authorized):
Net assets	$51,158,799	$269,546,068	$82,433,433	$70,388,873	$266,776,486
Shares of beneficial interest issued and outstanding	5,822,902	18,898,885	5,047,360	9,619,726	20,115,346
Net asset value, offering and redemption price per share	$8.79	$14.26	$16.33	$7.32	$13.26

See Notes to Financial Statements

213

SUNAMERICA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2012

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
ASSETS:
Investments at value (unaffiliated)*	$231,340,470	$180,034,422	$70,713,276	$211,583,719	$115,053,669	$36,503,909
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,778,000	9,115,000	1,368,000	—	5,679,000	3,300,000

Total investments	233,118,470	189,149,422	72,081,276	211,583,719	120,732,669	39,803,909

Cash	471	554	784	678	97	40,827
Foreign cash*	—	—	—	—	7	399,634
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	207,222	117,476	36,075	214,979	143,369	131,006
Dividends and interest	93,864	7,618	9,168	3,407	77,895	2,665
Investments sold	498,381	1,292,538	774,368	1,849,568	381,172	540,592
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	991	2,148	104,929	1,895	750	1,031
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	3,214
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	233,919,399	190,569,756	73,006,600	213,654,246	121,335,959	40,922,878

LIABILITIES:
Payable for:
Fund shares redeemed	110,052	193,337	125,582	124,665	46,785	31,071
Investments purchased	—	3,023,923	1,111,423	384,000	1,688,167	642,987
Payments on swap contracts	—	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—	—
Investment advisory and management fees	190,207	119,349	43,969	130,100	83,820	32,138
Service fees — Class 2	—	2,318	459	577	1,884	422
Service fees — Class 3	47,174	24,543	4,279	39,355	17,852	5,040
Trustees’ fees and expenses	4,320	3,937	1,548	3,971	2,386	860
Other accrued expenses	59,618	58,656	47,486	60,717	49,318	43,576
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser for expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	411,371	3,426,063	1,334,746	743,385	1,890,212	756,094

NET ASSETS	$233,508,028	$187,143,693	$71,671,854	$212,910,861	$119,445,747	$40,166,784

* Cost
Investments (unaffiliated)	$197,015,770	$156,653,799	$65,614,384	$192,477,022	$99,280,236	$32,192,005

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$8	$391,493

# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

214

SUNAMERICA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2012

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
NET ASSETS REPRESENTED BY:
Paid-in capital	$200,540,368	$196,257,714	$142,787,532	$187,060,480	$99,940,235	$53,313,260
Accumulated undistributed net investment income (loss)	678,143	(117,043)	(43,278)	(173,571)	174,552	(44,425)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	(2,035,183)	(32,377,601)	(76,171,292)	6,917,255	3,557,528	(17,422,337)
Unrealized appreciation (depreciation) on investments	34,324,700	23,380,623	5,098,892	19,106,697	15,773,433	4,311,904
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(1)	8,382
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$233,508,028	$187,143,693	$71,671,854	$212,910,861	$119,445,747	$40,166,784

Class 1 (unlimited shares authorized):
Net assets	$4,080,550	$48,367,858	$46,567,529	$14,956,657	$17,511,225	$11,606,300
Shares of beneficial interest issued and outstanding	231,390	4,184,169	4,458,655	2,000,732	1,835,930	3,866,045
Net asset value, offering and redemption price per share	$17.63	$11.56	$10.44	$7.48	$9.54	$3.00

Class 2 (unlimited shares authorized):
Net assets	$—	$18,598,661	$3,704,795	$4,678,496	$14,992,536	$3,470,726
Shares of beneficial interest issued and outstanding	—	1,632,912	357,359	636,120	1,588,214	1,173,190
Net asset value, offering and redemption price per share	$—	$11.39	$10.37	$7.35	$9.44	$2.96

Class 3 (unlimited shares authorized):
Net assets	$229,427,478	$120,177,174	$21,399,530	$193,275,708	$86,941,986	$25,089,758
Shares of beneficial interest issued and outstanding	13,096,481	10,642,567	2,078,887	26,524,870	9,268,010	8,559,567
Net asset value, offering and redemption price per share	$17.52	$11.29	$10.29	$7.29	$9.38	$2.93

See Notes to Financial Statements

215

SUNAMERICA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2012

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
ASSETS:
Investments at value (unaffiliated)*	$575,560,399	$307,460,768	$98,922,930	$236,520,827	$251,900,378	$591,210,788
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	5,717,000	1,472,000	29,868,000	3,116,000	20,401,000

Total investments	575,560,399	313,177,768	100,394,930	266,388,827	255,016,378	611,611,788

Cash	77	12,387	777	306	985	185
Foreign cash*	—	1,923,501	2,569	2,239,484	1,485,661	101,819
Due from broker	—	—	—	1,689,642	—	—
Receivable for:
Fund shares sold	509,737	109,201	83,939	49,373	250,134	524,281
Dividends and interest	174,211	751,002	124,481	473,057	549,997	1,088,321
Investments sold	11,286,543	8,217,503	4,608,315	—	8,065,536	6,284,947
Payment on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	82,244	1,585	772	1,432	7,549	3,146
Due from investment adviser for expense reimbursements/fee waivers	—	13,185	—	—	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	21,655	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,069,818	—	665,855	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	587,613,211	325,275,950	105,215,783	271,529,631	265,376,240	619,614,487

LIABILITIES:
Payable for:
Fund shares redeemed	366,046	343,747	118,982	255,787	491,451	414,462
Investments purchased	9,139,521	5,896,215	3,474,384	5,351,992	1,507,860	7,334,244
Interest on securities sold short	—	—	—	—	—	—
Payment on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	435,690	249,181	71,985	187,670	234,276	407,314
Service fees — Class 2	2,659	1,283	856	2,701	1,045	3,325
Service fees — Class 3	113,632	48,337	6,494	38,846	35,896	119,354
Trustees’ fees and expenses	11,482	7,588	2,461	6,676	6,143	12,165
Other accrued expenses	100,333	104,253	65,823	120,614	331,068	139,798
Accrued foreign tax on capital gains	—	—	—	2,074	38,806	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser for expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	745,395	—	215,273	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	10,169,363	7,395,999	3,740,985	6,181,633	2,646,545	8,430,662

NET ASSETS	$577,443,848	$317,879,951	$101,474,798	$265,347,998	$262,729,695	$611,183,825

* Cost
Investments (unaffiliated)	$542,152,559	$298,850,553	$88,029,319	$235,471,301	$260,400,842	$608,981,294

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$1,919,477	$2,530	$2,236,056	$1,460,330	$101,798

# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

216

SUNAMERICA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

January 31, 2012

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$503,243,304	$481,385,989	140,789,314	$303,467,899	$305,127,049	$645,719,677
Accumulated undistributed net investment income (loss)	980,940	4,030,116	1,013,811	1,315,066	810,710	11,052,298
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	39,811,764	(176,475,232)	(51,222,808)	(41,365,416)	(34,695,283)	(27,800,128)
Unrealized appreciation (depreciation) on investments	33,407,840	8,610,215	10,893,611	1,049,526	(8,500,464)	(17,770,506)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	378,834	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	328,863	870	504,163	26,489	(17,516)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	(2,074)	(38,806)	—

NET ASSETS	$577,443,848	$317,879,951	$101,474,798	$265,347,998	$262,729,695	$611,183,825

Class 1 (unlimited shares authorized):
Net assets	$272,286	$74,365,056	$63,545,430	$57,486,736	$75,044,558	$613,023
Shares of beneficial interest issued and outstanding	15,909	9,187,107	4,795,854	7,238,451	9,689,271	48,408
Net asset value, offering and redemption price per share	$17.12	$8.09	$13.25	$7.94	$7.75	$12.66

Class 2 (unlimited shares authorized):
Net assets	$21,489,255	$10,333,763	$6,719,986	$21,610,576	$8,572,539	$26,567,953
Shares of beneficial interest issued and outstanding	1,255,601	1,272,855	508,860	2,736,042	1,115,242	2,098,020
Net asset value, offering and redemption price per share	$17.11	$8.12	$13.21	$7.90	$7.69	$12.66

Class 3 (unlimited shares authorized):
Net assets	$555,682,307	$233,181,132	$31,209,382	$186,250,686	$179,112,598	$584,002,849
Shares of beneficial interest issued and outstanding	32,576,581	28,807,806	2,371,188	23,614,929	23,438,446	46,167,901
Net asset value, offering and redemption price per share	$17.06	$8.09	$13.16	$7.89	$7.64	$12.65

See Notes to Financial Statements

217

SUNAMERICA SERIES TRUST

STATEMENTS OF OPERATIONS

For the Year Ended January 31, 2012

	Cash Management	Corporate Bond	Global Bond	High- Yield Bond	Total Return Bond
Investment Income:
Dividends (unaffiliated)	$—	$133,184	$—	$286,374	$7,098
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	877,033	67,006,036	8,008,840	22,739,973	24,708,198

Total investment income*	877,033	67,139,220	8,008,840	23,026,347	24,715,296

Expenses:
Investment advisory and management fees	1,649,660	5,400,702	1,937,991	1,768,430	4,577,125
Service fees:
Class 2	38,913	62,261	23,729	30,680	35,269
Class 3	514,609	1,912,623	529,303	387,075	1,536,068
Custodian and accounting fees	83,483	262,795	151,237	89,095	239,421
Reports to shareholders	42,246	138,700	41,590	38,578	107,746
Audit and tax fees	34,256	39,113	46,953	49,256	55,008
Legal fees	8,846	21,819	9,781	40,571	17,684
Trustees’ fees and expenses	21,333	65,166	19,768	17,722	50,536
Interest expense	—	768	—	1,462	—
Interest expense on securities sold short	—	—	—	—	46
Other expenses	13,052	20,351	11,595	11,414	15,837

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,406,398	7,924,298	2,771,947	2,434,283	6,634,740
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—
Custody credits earned on cash balances	(2)	(86)	(47)	(110)	(915)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	2,406,396	7,924,212	2,771,900	2,434,173	6,633,825

Net investment income (loss)	(1,529,363)	59,215,008	5,236,940	20,592,174	18,081,471

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,508	16,506,933	19,881,841	(182,322)	6,158,932
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	(992,342)
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(4,028,655)	696,417	—	5,732,039
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	940,318	—	8,002,259

Net realized gain (loss) on investments and foreign currencies	2,508	12,478,278	21,518,576	(182,322)	18,900,888

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(24,536)	3,807,212	(6,451,953)	(6,547,322)	21,279,202
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	543,492	(150,534)	—	4,719,989
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	998,267	—	(5,389,048)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	(37,578)	—	7,343
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(24,536)	4,350,704	(5,641,798)	(6,547,322)	20,617,486

Net realized and unrealized gain (loss) on investments and foreign currencies	(22,028)	16,828,982	15,876,778	(6,729,644)	39,518,374

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,551,391)	$76,043,990	$21,113,718	$13,862,530	$57,599,845

* Net of foreign withholding taxes on interest and dividends of	$—	$4,364	$17,565	$—	$402

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

218

SUNAMERICA SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended January 31, 2012

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation#	Telecom Utility	Equity Index
Investment Income:
Dividends (unaffiliated)	$1,627,460	$10,691,072	$—	$1,801,887	$354,162
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	1,658,179	11,302,152	726	14,906	44

Total investment income*	3,285,639	21,993,224	726	1,816,793	354,206

Expenses:
Investment advisory and management fees	900,488	4,486,115	882	314,054	68,532
Service fees:
Class 2	14,839	78,617	—	4,848	—
Class 3	89,945	851,944	882	38,124	—
Custodian and accounting fees	136,835	231,147	2,464	119,029	61,748
Reports to shareholders	19,631	94,622	1,016	5,741	2,747
Audit and tax fees	33,177	33,261	12,836	31,273	31,269
Legal fees	6,682	16,954	17,468	6,198	6,183
Trustees’ fees and expenses	8,753	44,065	67	2,737	1,124
Interest expense	—	—	—	—	—
Interest expense on securities sold short	—	—	—	—	—
Other expenses	13,490	16,125	277	11,906	10,572

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,223,840	5,852,850	35,892	533,910	182,175
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	(33,953)	—	(87,938)
Custody credits earned on cash balances	(31)	(124)	—	(54)	(1)
Fees paid indirectly (Note 5)	(5,232)	(9,073)	—	(1,839)	—

Net expenses	1,218,577	5,843,653	1,939	532,017	94,236

Net investment income (loss)	2,067,062	16,149,571	(1,213)	1,284,776	259,970

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	8,093,195	19,082,952	—	2,061,576	17,492
Net realized gain (loss) on investments (affiliated)	—	—	—	—	(108,730)
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	157,102	—	(76)	—	12,915
Net realized foreign exchange gain (loss) on other assets and liabilities	—	26,008	—	166,212	—

Net realized gain (loss) on investments and foreign currencies	8,250,297	19,108,960	(76)	2,227,788	(78,323)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,473,575)	(13,684,833)	32,171	(1,924,237)	318,461
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	50,270	—	104,402
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(55,717)	—	(4,545)	—	(1,110)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(21,034)	—	162,804	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(3,529,292)	(13,705,867)	77,896	(1,761,433)	421,753

Net realized and unrealized gain (loss) on investments and foreign currencies	4,721,005	5,403,093	77,820	466,355	343,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,788,067	$21,552,664	$76,607	$1,751,131	$603,400

*Net of foreign withholding taxes on interest and dividends of	$3,601	$72,411	$—	$90,738	$2

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#	For the period January 23, 2012 (commencement of operations) to January 31, 2012.

See Notes to Financial Statements

219

SUNAMERICA SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended January 31, 2012

	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street	Alliance Growth
Investment Income:
Dividends (unaffiliated)	$7,464,489	$1,441,619	$23,015,320	$2,354,217	$4,660,299
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	360	97	34,229	123	429

Total investment income*	7,464,849	1,441,716	23,049,549	2,354,340	4,660,728

Expenses:
Investment advisory and management fees	1,489,124	694,317	9,342,133	398,498	2,493,821
Service fees:
Class 2	16,910	11,029	123,404	11,075	41,549
Class 3	86,299	76,866	1,514,195	78,383	343,427
Custodian and accounting fees	73,699	42,218	363,125	31,722	104,193
Reports to shareholders	57,176	19,403	181,446	9,610	55,653
Audit and tax fees	31,274	31,273	31,275	31,263	31,274
Legal fees	13,423	9,640	25,094	6,533	11,351
Trustees’ fees and expenses	14,932	5,786	84,835	4,486	26,353
Interest expense	—	158	86	663	808
Interest expense on securities sold short	—	—	—	—	—
Other expenses	11,994	10,027	20,077	9,750	12,374

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,794,831	900,717	11,685,670	581,983	3,120,803
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—
Custody credits earned on cash balances	(3)	(17)	(12)	—	(4)
Fees paid indirectly (Note 5)	(6,988)	—	(11,240)	—	(11,427)

Net expenses	1,787,840	900,700	11,674,418	581,983	3,109,372

Net investment income (loss)	5,677,009	541,016	11,375,131	1,772,357	1,551,356

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,966,230	4,484,326	102,449,346	3,829,068	40,962,824
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,300)	19,169	—	(32)

Net realized gain (loss) on investments and foreign currencies	9,966,230	4,483,026	102,468,515	3,829,068	40,962,792

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	9,094,645	(2,742,899)	(133,162,382)	4,324,409	(32,328,364)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(30,335)	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	9,094,645	(2,742,899)	(133,192,717)	4,324,409	(32,328,364)

Net realized and unrealized gain (loss) on investments and foreign currencies	19,060,875	1,740,127	(30,724,202)	8,153,477	8,634,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,737,884	$2,281,143	$(19,349,071)	$9,925,834	$10,185,784

*Net of foreign withholding taxes on interest and dividends of	$18,584	$752	$465,353	$—	$6,017

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

220

SUNAMERICA SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended January 31, 2012

	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
Investment Income:
Dividends (unaffiliated)	$895,198	$5,568,897	$1,228,641	$763,241	$6,336,642
Dividend (affiliated)	—	—	—	—	—
Interest (unaffiliated)	40	4,799	118	276	49,231

Total investment income*	895,238	5,573,696	1,228,759	763,517	6,385,873

Expenses:
Investment advisory and management fees	573,127	2,131,375	1,259,442	528,469	2,287,286
Service fees:
Class 2	3,688	19,794	4,717	6,388	15,760
Class 3	133,052	566,602	211,352	151,451	609,249
Custodian and accounting fees	43,516	115,684	52,906	61,337	78,461
Reports to shareholders	8,645	44,314	21,422	24,607	42,849
Audit and tax fees	31,276	31,263	31,274	31,276	31,269
Legal fees	6,751	10,220	7,909	6,889	10,330
Trustees’ fees and expenses	4,251	20,876	9,958	5,578	19,953
Interest expense	43	—	—	—	—
Interest expense on securities sold short	—	—	—	—	—
Other expenses	10,309	12,486	10,701	11,335	11,623

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	814,658	2,952,614	1,609,681	827,330	3,106,780
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(32,243)	—	(51,154)	(27,765)	—
Custody credits earned on cash balances	(2)	(110)	(2)	(14)	(9)
Fees paid indirectly (Note 5)	—	(12,313)	(33,234)	(4,929)	—

Net expenses	782,413	2,940,191	1,525,291	794,622	3,106,771

Net investment income (loss)	112,825	2,633,505	(296,532)	(31,105)	3,279,102

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,072,469	4,437,486	9,344,669	915,149	37,041,982
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	3,898	(12,824)	53	—	(1,483)

Net realized gain (loss) on investments and foreign currencies	3,076,367	4,424,662	9,344,722	915,149	37,040,499

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,759,199)	(2,818,225)	(9,911,272)	(1,354,727)	(7,968,077)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(2,621)	(11,250)	(32)	—	1,527
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(1,761,820)	(2,829,475)	(9,911,304)	(1,354,727)	(7,966,550)

Net realized and unrealized gain (loss) on investments and foreign currencies	1,314,547	1,595,187	(566,582)	(439,578)	29,073,949

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,427,372	$4,228,692	$(863,114)	$(470,683)	$32,353,051

* Net of foreign withholding taxes on interest and dividends of	$17,775	$79,660	$10,802	$826	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

221

SUNAMERICA SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended January 31, 2012

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
Investment Income:
Dividends (unaffiliated)	$3,376,087	$1,264,780	$261,194	$718,089	$1,442,208	$254,252
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,623	378	127	1,599	992	190

Total investment income*	3,377,710	1,265,158	261,321	719,688	1,443,200	254,442

Expenses:
Investment advisory and management fees	2,038,714	1,395,014	527,332	1,385,615	936,591	401,145
Service fees:
Class 2	—	30,320	5,861	7,707	24,628	5,733
Class 3	501,047	268,174	47,420	410,511	187,411	60,327
Custodian and accounting fees	62,791	62,801	39,496	84,397	45,171	38,214
Reports to shareholders	30,089	26,884	11,557	27,068	16,138	5,775
Audit and tax fees	31,265	31,265	31,273	31,276	31,276	31,276
Legal fees	8,831	8,439	8,681	8,514	7,648	6,287
Trustees’ fees and expenses	14,265	12,463	4,779	13,116	7,628	2,688
Interest expense	348	20	—	—	—	28
Interest expense on securities sold short	—	—	—	—	—	—
Other expenses	12,236	11,520	10,389	12,747	10,568	11,601

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,699,586	1,846,900	686,788	1,980,951	1,267,059	563,074
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(85,030)	—	—	(40,115)
Custody credits earned on cash balances	(19)	—	(4)	(6)	—	(2)
Fees paid indirectly (Note 5)	—	(12,005)	(5,607)	(44,948)	(249)	(11,870)

Net expenses	2,699,567	1,834,895	596,147	1,935,997	1,266,810	511,087

Net investment income (loss)	678,143	(569,737)	(334,826)	(1,216,309)	176,390	(256,645)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	8,855,163	20,352,602	15,669,477	12,886,383	10,025,386	677,689
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	295	(1,839)	4,881

Net realized gain (loss) on investments and foreign currencies	8,855,163	20,352,602	15,669,477	12,886,678	10,023,547	682,570

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(500,021)	(17,442,322)	(12,847,478)	(4,740,620)	(6,766,330)	(58,296)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	4,759
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(500,021)	(17,442,322)	(12,847,478)	(4,740,620)	(6,766,330)	(53,537)

Net realized and unrealized gain (loss) on investments and foreign currencies	8,355,142	2,910,280	2,821,999	8,146,058	3,257,217	629,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,033,285	$2,340,543	$2,487,173	$6,929,749	$3,433,607	$372,388

* Net of foreign withholding taxes on interest and dividends of	$1,474	$1,989	$2,082	$4,317	$—	$7,367

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

222

SUNAMERICA SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended January 31, 2012

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
Investment Income:
Dividends (unaffiliated)	$7,317,323	$10,709,050	$2,403,007	$8,297,595	$5,719,816	$20,516,745
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,388	3,669	—	10,594	2,283	7,243

Total investment income*	7,318,711	10,712,719	2,403,007	8,308,189	5,722,099	20,523,988

Expenses:
Investment advisory and management fees	4,902,644	3,169,372	924,468	2,483,915	2,995,205	4,618,865
Service fees:
Class 2	35,250	17,336	11,301	37,744	15,248	45,433
Class 3	1,268,361	608,117	77,689	506,190	433,518	1,335,604
Custodian and accounting fees	128,654	232,795	147,064	341,591	466,159	321,623
Reports to shareholders	77,699	48,864	15,964	42,561	42,280	83,331
Audit and tax fees	37,969	39,345	39,345	39,681	39,308	46,219
Legal fees	17,515	10,855	7,257	10,015	10,978	17,241
Trustees’ fees and expenses	36,475	22,298	7,413	19,564	18,533	38,561
Interest expense	716	191	339	—	4,867	—
Interest expense on securities sold short	—	—	—	—	—	—
Other expenses	17,385	15,454	16,280	30,103	15,386	15,298

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	6,522,668	4,164,627	1,247,120	3,511,364	4,041,482	6,522,175
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(170,094)	—	—	—	—
Custody credits earned on cash balances	—	(123)	—	(4)	(131)	(8)
Fees paid indirectly (Note 5)	(161,413)	(14,793)	(2,818)	—	(73,924)	(3,786)

Net expenses	6,361,255	3,979,617	1,244,302	3,511,360	3,967,427	6,518,381

Net investment income (loss)	957,456	6,733,102	1,158,705	4,796,829	1,754,672	14,005,607

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	54,770,477	3,950,526	4,031,872	3,096,864	(9,111,924)	7,553,570
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	(4,741,965)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,220,441)	(28)	(1,871,538)	(651,327)	(28,787)

Net realized gain (loss) on investments and foreign currencies	54,770,477	2,730,085	4,031,844	(3,516,639)	(9,763,251)	7,524,783

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(62,429,423)	(46,290,218)	(12,854,508)	(37,500,594)	(36,335,708)	(80,500,014)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	158,143	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,339,487	(3,290)	(51,379)	25,136	(46,682)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	(2,074)	(38,806)	—

Net unrealized gain (loss) on investments and foreign currencies	(62,429,423)	(44,950,731)	(12,857,798)	(37,395,904)	(36,349,378)	(80,546,696)

Net realized and unrealized gain (loss) on investments and foreign currencies	(7,658,946)	(42,220,646)	(8,825,954)	(40,912,543)	(46,112,629)	(73,021,913)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,701,490)	$(35,487,544)	$(7,667,249)	$(36,115,714)	$(44,357,957)	$(59,016,306)

* Net of foreign withholding taxes on interest and dividends of	$21,968	$923,205	$128,917	$791,811	$599,535	$2,088,490

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$831	$698	$—

See Notes to Financial Statements

223

SUNAMERICA SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Cash Management		Corporate Bond		Global Bond
	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(1,529,363)	$(1,682,310)	$59,215,008	$62,691,040	$5,236,940	$5,176,070
Net realized gain (loss) on investments and foreign currencies	2,508	(4,904,984)	12,478,278	13,660,096	21,518,576	6,597,819
Net unrealized gain (loss) on investments and foreign currencies	(24,536)	5,042,404	4,350,704	16,823,756	(5,641,798)	1,390,098

Net increase (decrease) in net assets resulting from operations	(1,551,391)	(1,544,890)	76,043,990	93,174,892	21,113,718	13,163,987

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(13,968,445)	(15,829,291)	(1,805,417)	(3,521,448)
Net investment income — Class 2	—	—	(2,471,250)	(2,982,648)	(335,630)	(691,971)
Net investment income — Class 3	—	—	(46,377,162)	(43,683,827)	(4,390,460)	(6,873,120)
Net realized gain on securities — Class 1	—	—	(1,041,664)	—	(1,120,861)	(1,546,461)
Net realized gain on securities — Class 2	—	—	(189,726)	—	(224,617)	(315,697)
Net realized gain on securities — Class 3	—	—	(3,589,294)	—	(2,988,889)	(3,176,092)

Total distributions to shareholders	—	—	(67,637,541)	(62,495,766)	(10,865,874)	(16,124,789)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(33,219,485)	(118,071,132)	18,054,181	4,837,578	19,699,935	23,618,725

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,770,876)	(119,616,022)	26,460,630	35,516,704	29,947,779	20,657,923

NET ASSETS:
Beginning of period	$363,612,092	$483,228,114	$1,026,880,780	$991,364,076	$289,698,307	$269,040,384

End of period†	$328,841,216	$363,612,092	$1,053,341,410	$1,026,880,780	$319,646,086	$289,698,307

† Includes accumulated undistributed net investment income (loss)	$(96,216)	$—	$58,473,837	$61,491,121	$24,733,112	$7,179,292

See Notes to Financial Statements

224

SUNAMERICA SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		Total Return Bond		Balanced
	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$20,592,174	$22,586,297	$18,081,471	$11,523,108	$2,067,062	$2,260,654
Net realized gain (loss) on investments and foreign currencies	(182,322)	10,351,537	18,900,888	13,760,913	8,250,297	12,815,122
Net unrealized gain (loss) on investments and foreign currencies	(6,547,322)	8,686,600	20,617,486	(5,596,333)	(3,529,292)	3,816,743

Net increase (decrease) in net assets resulting from operations	13,862,530	41,624,434	57,599,845	19,687,688	6,788,067	18,892,519

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(8,164,311)	(11,306,673)	(1,906,399)	(3,586,989)	(1,569,404)	(1,806,129)
Net investment income — Class 2	(1,595,894)	(2,121,652)	(323,176)	(710,858)	(161,716)	(202,729)
Net investment income — Class 3	(12,412,910)	(13,949,884)	(7,980,453)	(10,576,296)	(598,981)	(446,868)
Net realized gain on securities — Class 1	—	—	(1,473,509)	—	—	—
Net realized gain on securities — Class 2	—	—	(276,087)	—	—	—
Net realized gain on securities — Class 3	—	—	(7,295,123)	—	—	—

Total distributions to shareholders	(22,173,115)	(27,378,209)	(19,254,747)	(14,874,143)	(2,330,101)	(2,455,726)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	4,797,668	(5,751,310)	225,003,176	209,433,893	(2,510,050)	(5,340,458)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,512,917)	8,494,915	263,348,274	214,247,438	1,947,916	11,096,335

NET ASSETS:
Beginning of period	$293,531,995	$285,037,080	$643,622,349	$429,374,911	$137,802,487	$126,706,152

End of period†	$290,019,078	$293,531,995	$906,970,623	$643,622,349	$139,750,403	$137,802,487

† Includes accumulated undistributed net investment income (loss)	$19,558,595	$20,952,071	$33,179,633	$10,596,029	$2,143,289	$2,325,946

See Notes to Financial Statements

225

SUNAMERICA SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Total Return		SunAmerica Dynamic Allocation	Telecom Utility
	For the year ended January 31, 2012	For the year ended January 31, 2011	For the period January 23, 2012@ through January 31, 2012	For the year ended January 31, 2012	For the year ended January 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$16,149,571	$16,927,481	$(1,213)	$1,284,776	$1,083,442
Net realized gain (loss) on investments and foreign currencies	19,108,960	14,234,250	(76)	2,227,788	(16,977)
Net unrealized gain (loss) on investments and foreign currencies	(13,705,867)	57,166,940	77,896	(1,761,433)	5,935,503

Net increase (decrease) in net assets resulting from operations	21,552,664	88,328,671	76,607	1,751,131	7,001,968

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(7,871,900)	(9,581,332)	—	(546,246)	(642,319)
Net investment income — Class 2	(1,286,042)	(1,596,431)	—	(70,721)	(85,082)
Net investment income — Class 3	(8,130,325)	(9,593,039)	—	(340,365)	(277,826)
Net realized gain on securities — Class 1	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—

Total distributions to shareholders	(17,288,267)	(20,770,802)	—	(957,332)	(1,005,227)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(104,841,275)	(90,123,610)	21,367,221	6,951,376	(4,072,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(100,576,878)	(22,565,741)	21,443,828	7,745,175	1,923,874

NET ASSETS:
Beginning of period	$752,945,920	$775,511,661	$—	$38,277,644	$36,353,770

End of period†	$652,369,042	$752,945,920	$21,443,828	$46,022,819	$38,277,644

† Includes accumulated undistributed net investment income (loss)	$16,471,588	$17,288,025	$—	$1,622,072	$1,128,416

@	Commencement of operations

See Notes to Financial Statements

226

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Equity Index		Growth-Income		Equity Opportunities
	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$259,970	$255,782	$5,677,009	$2,115,789	$541,016	$624,616
Net realized gain (loss) on investments and foreign currencies	(78,323)	(278,465)	9,966,230	43,793,382	4,483,026	10,777,217
Net unrealized gain (loss) on investments and foreign currencies	421,753	3,496,048	9,094,645	(8,877,720)	(2,742,899)	8,080,560

Net increase (decrease) in net assets resulting from operations	603,400	3,473,365	24,737,884	37,031,451	2,281,143	19,482,393

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(256,032)	(286,244)	(1,733,821)	(1,786,980)	(292,318)	(397,188)
Net investment income — Class 2	—	—	(88,301)	(95,788)	(29,312)	(46,891)
Net investment income — Class 3	—	—	(299,497)	(139,964)	(92,751)	(152,906)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(256,032)	(286,244)	(2,121,619)	(2,022,732)	(414,381)	(596,985)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(425,572)	(1,653,686)	10,003,626	(36,911,626)	(17,392,065)	(17,680,700)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,204)	1,533,435	32,619,891	(1,902,907)	(15,525,303)	1,204,708

NET ASSETS:
Beginning of period	$18,562,793	$17,029,358	$226,999,006	$228,901,913	$99,960,155	$98,755,447

End of period†	$18,484,589	$18,562,793	$259,618,897	$226,999,006	$84,434,852	$99,960,155

† Includes accumulated undistributed net investment income (loss)	$260,299	$257,933	$5,692,455	$2,129,875	$527,822	$497,459

See Notes to Financial Statements

227

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Davis Venture Value		“Dogs” of Wall Street		Alliance Growth
	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$11,375,131	$10,085,383	$1,772,357	$1,380,991	$1,551,356	$1,652,390
Net realized gain (loss) on investments and foreign currencies	102,468,515	58,990,729	3,829,068	2,843,458	40,962,792	32,380,229
Net unrealized gain (loss) on investments and foreign currencies	(133,192,717)	155,145,399	4,324,409	4,250,221	(32,328,364)	48,660,107

Net increase (decrease) in net assets resulting from operations	(19,349,071)	224,221,511	9,925,834	8,474,670	10,185,784	82,692,726

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(7,754,280)	(4,998,388)	(604,521)	(715,758)	(1,137,969)	(2,056,608)
Net investment income — Class 2	(913,557)	(574,083)	(150,001)	(192,530)	(87,666)	(212,612)
Net investment income — Class 3	(6,738,201)	(3,222,537)	(626,469)	(487,986)	(295,742)	(924,100)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(15,406,038)	(8,795,008)	(1,380,991)	(1,396,274)	(1,521,377)	(3,193,320)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(141,460,928)	(165,148,456)	10,279,501	6,533,568	(70,876,903)	(72,349,394)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(176,216,037)	50,278,047	18,824,344	13,611,964	(62,212,496)	7,150,012

NET ASSETS:
Beginning of period	$1,411,868,445	$1,361,590,398	$59,937,264	$46,325,300	$447,215,376	$440,065,364

End of period†	$1,235,652,408	$1,411,868,445	$78,761,608	$59,937,264	$385,002,880	$447,215,376

† Includes accumulated undistributed net investment income (loss)	$6,021,455	$10,030,724	$1,775,727	$1,380,991	$1,299,746	$1,538,588

See Notes to Financial Statements

228

SUNAMERICA SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Capital Growth		MFS Massachusetts Investors Trust		Fundamental Growth
	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$112,825	$(89,707)	$2,633,505	$1,658,672	$(296,532)	$(524,275)
Net realized gain (loss) on investments and foreign currencies	3,076,367	1,493,109	4,424,662	5,961,837	9,344,722	18,472,269
Net unrealized gain (loss) on investments and foreign currencies	(1,761,820)	9,328,074	(2,829,475)	30,642,121	(9,911,304)	18,405,964

Net increase (decrease) in net assets resulting from operations	1,427,372	10,731,476	4,228,692	38,262,630	(863,114)	36,353,958

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(435,186)	(659,393)	—	—
Net investment income — Class 2	—	—	(68,806)	(119,371)	—	—
Net investment income — Class 3	—	—	(1,153,167)	(1,218,093)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	—	(1,657,159)	(1,996,857)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(9,186,612)	(7,699,005)	61,111,398	38,237,498	(18,374,450)	(21,041,356)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,759,240)	3,032,471	63,682,931	74,503,271	(19,237,564)	15,312,602

NET ASSETS:
Beginning of period	$69,492,886	$66,460,415	$279,134,688	$204,631,417	$161,271,524	$145,958,922

End of period†	$61,733,646	$69,492,886	$342,817,619	$279,134,688	$142,033,960	$161,271,524

† Includes accumulated undistributed net investment income (loss)	$116,090	$(1,150)	$2,621,465	$1,654,329	$(72,876)	$—

See Notes to Financial Statements

229

SUNAMERICA SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Blue Chip Growth		Real Estate		Small Company Value
	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(31,105)	$30,441	$3,279,102	$2,461,677	$678,143	$510,531
Net realized gain (loss) on investments and foreign currencies	915,149	3,360,270	37,040,499	19,976,234	8,855,163	2,316,372
Net unrealized gain (loss) on investments and foreign currencies	(1,354,727)	6,134,435	(7,966,550)	38,602,626	(500,021)	41,435,957

Net increase (decrease) in net assets resulting from operations	(470,683)	9,525,146	32,353,051	61,040,537	9,033,285	44,262,860

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(23,389)	(33,449)	(412,385)	(829,415)	(15,077)	(25,050)
Net investment income — Class 2	(3,621)	(7,094)	(81,055)	(188,713)	—	—
Net investment income — Class 3	(3,542)	(26,377)	(1,968,237)	(3,279,321)	(495,454)	(681,544)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(30,552)	(66,920)	(2,461,677)	(4,297,449)	(510,531)	(706,594)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	22,139,578	18,473,639	6,588,246	15,141,635	37,869,740	19,419,098

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,638,343	27,931,865	36,479,620	71,884,723	46,392,494	62,975,364

NET ASSETS:
Beginning of period	$64,119,680	$36,187,815	$285,158,611	$213,273,888	$187,115,534	$124,140,170

End of period†	$85,758,023	$64,119,680	$321,638,231	$285,158,611	$233,508,028	$187,115,534

† Includes accumulated undistributed net investment income (loss)	$(21,772)	$30,553	$3,277,619	$2,461,677	$678,143	$510,531

See Notes to Financial Statements

230

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Mid-Cap Growth		Aggressive Growth		Growth Opportunities
	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(569,737)	$(435,677)	$(334,826)	$(32,251)	$(1,216,309)	$(826,285)
Net realized gain (loss) on investments and foreign currencies	20,352,602	18,652,028	15,669,477	7,178,181	12,886,678	19,161,632
Net unrealized gain (loss) on investments and foreign currencies	(17,442,322)	26,887,220	(12,847,478)	9,399,368	(4,740,620)	17,177,831

Net increase (decrease) in net assets resulting from operations	2,340,543	45,103,571	2,487,173	16,545,298	6,929,749	35,513,178

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	2,531,962	(5,630,249)	(5,247,930)	(6,120,789)	44,362,362	27,024,933

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,872,505	39,473,322	(2,760,757)	10,424,509	51,292,111	62,538,111

NET ASSETS:
Beginning of period	$182,271,188	$142,797,866	$74,432,611	$64,008,102	$161,618,750	$99,080,639

End of period†	$187,143,693	$182,271,188	$71,671,854	$74,432,611	$212,910,861	$161,618,750

† Includes accumulated undistributed net investment income (loss)	$(117,043)	$121	$(43,278)	$—	$(173,571)	$—

See Notes to Financial Statements

231

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Marsico Focused Growth		Technology		Small & Mid Cap Value
	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$176,390	$175,870	$(256,645)	$(314,085)	$957,456	$688,946
Net realized gain (loss) on investments and foreign currencies	10,023,547	8,132,204	682,570	10,941,200	54,770,477	43,020,893
Net unrealized gain (loss) on investments and foreign currencies	(6,766,330)	11,448,516	(53,537)	1,120,512	(62,429,423)	81,274,094

Net increase (decrease) in net assets resulting from operations	3,433,607	19,756,590	372,388	11,747,627	(6,701,490)	124,983,933

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(58,855)	(80,731)	—	—	—	—
Net investment income — Class 2	(29,558)	(52,250)	—	—	(29,796)	(61,850)
Net investment income — Class 3	(87,456)	(113,606)	—	—	(659,150)	(840,297)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(175,869)	(246,587)	—	—	(688,946)	(902,147)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	11,323,816	4,782,280	(6,114,339)	(4,923,735)	56,855,045	12,580,927

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,581,554	24,292,283	(5,741,951)	6,823,892	49,464,609	136,662,713

NET ASSETS:
Beginning of period	$104,864,193	$80,571,910	$45,908,735	$39,084,843	$527,979,239	$391,316,526

End of period†	$119,445,747	$104,864,193	$40,166,784	$45,908,735	$577,443,848	$527,979,239

† Includes accumulated undistributed net investment income (loss)	$174,552	$175,870	$(44,425)	$(1,576)	$980,940	$688,946

See Notes to Financial Statements

232

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

	International Growth and Income		Global Equities		International Diversified Equities
	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$6,733,102	$5,920,276	$1,158,705	$843,436	$4,796,829	$3,818,315
Net realized gain (loss) on investments and foreign currencies	2,730,085	26,987,860	4,031,844	7,128,913	(3,516,639)	3,944,694
Net unrealized gain (loss) on investments and foreign currencies	(44,950,731)	23,230,822	(12,857,798)	14,043,673	(37,395,904)	40,052,881

Net increase (decrease) in net assets resulting from operations	(35,487,544)	56,138,958	(7,667,249)	22,016,022	(36,115,714)	47,815,890

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,591,238)	(3,970,148)	(671,346)	(1,293,765)	(1,426,996)	(3,081,741)
Net investment income — Class 2	(329,584)	(507,594)	(59,480)	(123,853)	(488,531)	(1,135,003)
Net investment income — Class 3	(7,129,903)	(9,816,703)	(261,023)	(383,692)	(3,915,681)	(8,301,020)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(10,050,725)	(14,294,445)	(991,849)	(1,801,310)	(5,831,208)	(12,517,764)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(21,097,743)	(23,365,066)	(9,139,171)	(9,267,014)	(29,760,671)	(25,853,129)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,636,012)	18,479,447	(17,798,269)	10,947,698	(71,707,593)	9,444,997

NET ASSETS:
Beginning of period	$384,515,963	$366,036,516	$119,273,067	$108,325,369	$337,055,591	$327,610,594

End of period†	$317,879,951	$384,515,963	$101,474,798	$119,273,067	$265,347,998	$337,055,591

† Includes accumulated undistributed net investment income (loss)	$4,030,116	$8,493,026	$1,013,811	$730,425	$1,315,066	$3,880,544

See Notes to Financial Statements

233

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Emerging Markets		Foreign Value
	For the year ended January 31, 2012	For the year ended January 31, 2011	For the year ended January 31, 2012	For the year ended January 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$1,754,672	$1,414,255	$14,005,607	$7,819,301
Net realized gain (loss) on investments and foreign currencies	(9,763,251)	45,978,066	7,524,783	9,343,817
Net unrealized gain (loss) on investments and foreign currencies	(36,349,378)	14,972,005	(80,546,696)	43,925,441

Net increase (decrease) in net assets resulting from operations	(44,357,957)	62,364,326	(59,016,306)	61,088,559

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(485,935)	(1,447,769)	—	—
Net investment income — Class 2	(39,767)	(152,095)	(442,414)	(633,184)
Net investment income — Class 3	(712,020)	(2,035,630)	(8,293,425)	(8,003,260)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	(1,237,722)	(3,635,494)	(8,735,839)	(8,636,444)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(813,067)	(9,024,668)	127,016,520	73,788,323

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,408,746)	49,704,164	59,264,375	126,240,438

NET ASSETS:
Beginning of period	$309,138,441	$259,434,277	$551,919,450	$425,679,012

End of period†	$262,729,695	$309,138,441	$611,183,825	$551,919,450

† Includes accumulated undistributed net investment income (loss)	$810,710	$945,785	$11,052,298	$5,811,317

See Notes to Financial Statements

234

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NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-six separate investment series, thirty-two of which are included in this report. The four Portfolios of the Trust not included in this report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of SunAmerica Annuity and Life Assurance Company (“SAAL”), an Arizona corporation, American General Life Insurance Company, a Texas corporation, American General Life Insurance Company of Delaware, a Delaware corporation, and The United States Life Insurance Company in The City of New York, a New York corporation. SAAL is a wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. American General Life Insurance Company of Delaware, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation. The life insurance companies listed above are collectively referred to as the “Life Companies.”

Effective January 23, 2012, the Dynamic Allocation Portfolio commenced operations.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks current income consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income, while managing net equity exposure by investing under normal conditions at least 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in the securities of utility companies.

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The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500. Composite Stock Price Index (“S&P 500.”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies that offer the potential for capital growth.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities, primarily common stock, convertible securities, warrants and rights.

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The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustee (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward Foreign Currency Contracts (Forward Contracts) are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

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Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap contracts are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of January 31, 2012 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments

The following tables represent the value of derivatives held as of January 31, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2012:

	Corporate Bond
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$98,438

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(4,028,655)	$543,492

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest futures contracts was $28,068,164
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation/(depreciation) of $(781,445) as reported in the Portfolio of Investments

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	Global Bond
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(6)	Variation margin on futures contracts	$234,873	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	526,049	Unrealized depreciation on swap contracts	1,515,323
Credit contracts(4)	Unrealized appreciation on swap contracts	39,823	Unrealized depreciation on swap contracts	1,037
Foreign exchange contracts(5)	Unrealized appreciation on forward foreign currency contracts	783,204	Unrealized depreciation on forward foreign currency contracts	1,280,461

		$1,583,949		$2,796,821

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$903,012	$(170,208)
Credit contracts(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(206,595)	19,674
Foreign exchange contracts(5)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(485,807)	1,051,439

		$210,610	$900,905

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $204,906,733
(3)	The average notional amount outstanding for interest rate swap contracts was $383,544,963
(4)	The average notional amount outstanding for credit default swap contracts was $35,846,144
(5)	The average notional amount outstanding for forward foreign currency contracts was $187,227,959
(6)	The variation margin on futures contracts is included in the cumulative unrealized appreciation/(depreciation) of $453,501 as reported in the Portfolio of Investments

	Total Return Bond
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(4)(7)(8)(10)(12)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$8,101
	Unrealized appreciation on swap contracts	2,957,098	Unrealized depreciation on swap contracts	—
	Call and put options written, at value	—	Call and put options written, at value	4,179
	Call and put options purchased, at value	1,293	Call and put options written, at value	—
Credit contracts(5)	Unrealized appreciation on swap contracts	34,044	Unrealized depreciation on swap contracts	58,835
Foreign exchange contracts(6)	Unrealized appreciation on forward foreign currency contracts	1,860,951	Unrealized depreciation on forward foreign currency contracts	7,500,261

		$4,853,386		$7,571,376

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)(4)(8)(9)(11)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$5,775,467	$4,612,108
Credit contracts(5)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(101,235)	124,006
Foreign exchange contracts(6)(12)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	57,807	(16,125)
	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,672,122	(5,271,155)

		$7,404,161	$(551,166)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $422,254,346
(3)	The average notional amount outstanding for interest rate swap contracts was $96,700,158
(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $63,187,995
(5)	The average notional amount outstanding for credit default swap contracts was $7,183,333
(6)	The average notional amount outstanding for forward foreign currency contracts was $252,835,884
(7)	The variation margin on futures contracts is included in the cumulative unrealized appreciation/(depreciation) of $578,640 as reported in the Portfolio of Investments
(8)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts was $8,800,000
(9)	The realized gain/(loss) for purchased option contracts is included in Net realized gain (loss) on investments (unaffiliated)
(10)	Purchased options contracts are included in Investments at value (unaffiliated)
(11)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated).
(12)	The average notional amount outstanding for written call and put options on currency contracts was $1,208,333

	Balanced
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$35
Interest rate contracts(3)(4)	Variation margin on futures contracts	1,709	Variation margin on futures contracts	—

		$1,709		$35

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$72,972	$582
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	84,130	(56,299)

		$157,102	$(55,717)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures was $508,013
(3)	The average value outstanding for interest rate futures was $7,138,909
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation/(depreciation) of $(12,931) as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,505

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(76)	$(4,545)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $2,812,630
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation/(depreciation) of $(4,545) as reported in the Portfolio of Investments

	Telecom Utility
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$66,204	Unrealized depreciation on forward foreign currency contracts	$74,049

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$202,118	$163,339

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward foreign currency contracts was $8,648,861

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	Equity Index
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$175

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$12,915	$(1,110)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $319,883
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation/(depreciation) of $12,479 as reported in the Portfolio of Investments

	International Growth and Income
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$1,069,818	Unrealized depreciation on forward foreign currency contracts	$745,395

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(1,114,407)	$1,365,635

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $218,507,406

	International Diversified Equities
Derivative Contracts(1)	Asset Derivatives 2012		Liability Derivatives 2012
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$21,655	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	665,855	Unrealized depreciation on forward foreign currency contracts	215,273

		$687,510		$215,273

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(4,741,965)	$158,143
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,864,045)	2,841

		$(6,606,010)	$160,984

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $30,316,016
(3)	The average notional amount outstanding for forward foreign currency contracts was $66,048,887
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation/(depreciation) of $378,834 as reported in the Portfolio of Investments

Forward Foreign Currency Contracts.    Certain Portfolios may enter into Forward Contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the year ended January 31, 2012, the Global Bond, Total Return Bond, Telecom Utility, International Growth and Income, and International Diversified Equities Portfolios used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2012, the following Portfolios had open forward contracts: Global Bond Portfolio, Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio and International Diversified Equities Portfolio.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures:    Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended January 31, 2012, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The Total Return Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SunAmerica Dynamic Allocation Portfolio, Equity Index and International Diversified Equities Portfolios used futures contracts to increase or decrease exposure to equity markets. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. Futures contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2012, the following Portfolios had open futures contracts: Corporate Bond Portfolio, Global Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, Equity Index Portfolio and International Diversified Equities Portfolio.

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Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as Variation Margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Portfolios since the futures contracts are generally exchange-traded.

Options:    Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended January 31, 2012, the Total Return Bond Portfolio used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2012, the Total Return Bond Portfolio had open option contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended January 31, 2012 are summarized as follows:

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For the year ended January 31, 2012 the following Portfolio had options written:

	Written Options
	Total Return Bond Portfolio
	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2011	140	$136,600,000	$1,013,281
Options written	824	43,200,000	409,556
Options terminated in closing purchase transactions	(964)	(159,100,000)	(1,292,499)
Options exercised	—	—	—
Options expired (written)	—	(2,500,000)	(21,125)

Options outstanding as of January 31, 2012	—	$18,200,000	$109,213

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:    Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended January 31, 2012, the Global Bond and Total Return Bond Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond Portfolio also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of January 31, 2012, the Global Bond Portfolio and Total Return Bond Portfolio had open credit default swaps.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

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Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of January 31, 2012 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:    Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. As of January 31, 2012, none of the Portfolios had open equity swaps.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

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Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:    Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the year ended January 31, 2012, the Global Bond and Total Return Bond Portfolios used Interest Rate Swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond Portfolio also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of January 31, 2012, the Global Bond Portfolio and Total Return Bond Portfolio had open interest rate swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

At January 31, 2012, the due from broker amount as disclosed in the Statement of Assets and Liabilities for the Global Bond Portfolio and Total Return Portfolio include amounts set aside as collateral for open swap contracts.

Risks of Entering into Swap Agreements:    Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Structured Securities:    Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of January 31, 2012, none of the Portfolios had open structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.

The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of

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the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds). The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

As of January 31, 2012, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High-Yield Bond	4.74%	$14,574,000
Equity Index	0.39	1,202,000
“Dogs” of Wall Street	1.12	3,455,000
Blue Chip Growth	1.13	3,489,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated January 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $307,520,000, a repurchase price of $307,520,085 and a maturity date of February 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	02/15/2021	$265,595,000	$313,673,538

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield

Mortgage-Backed Dollar Rolls:    During the year ended January 31, 2012, the Global Bond, Total Return Bond and the Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Trust’s policy is to record components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Global Bond, Total Return Bond and the Balanced Portfolios had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended January 31, 2012, the Global Bond, Total Return Bond and the Balanced Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $216,992, $(2,242,172) and $576,591 respectively.

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At January 31, 2012, a portion of the due to broker amount as disclosed in the Statement of Assets and Liabilities for the Total Return Bond Portfolio includes amounts set aside as collateral for open TBA mortgage-backed securities.

Short Sales:    Certain Portfolios may engage in “short sales against the box.” A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Pay down gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation Portfolio, distributions from income from the underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolios.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from REIT investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific

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identification basis. For the SunAmerica Dynamic Allocation Portfolio, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation Portfolio and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2008.

Organization and Offering Costs

Organizational costs incurred in connection with the commencement of a new Portfolio are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over a 12-month period.

New Accounting Pronouncement

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

250

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, straddles, late year ordinary losses, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2012
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$(9,570,635)	$(65,891)	$—	$—
Corporate Bond	59,868,479	9,909,511	73,290,191	62,816,857	4,820,684
Global Bond	28,586,596	2,339,775	7,107,695	8,815,855	2,050,019
High-Yield Bond	20,086,830	(40,468,594)	(11,760,628)	22,173,115	—
Total Return Bond	37,800,981	3,342,688	24,994,761	15,587,193	3,667,554
Balanced	2,143,288	(26,408,008)	5,855,032	2,330,101	—
MFS Total Return	16,471,587	(136,808,562)	71,927,986	17,288,267	—
SunAmerica Dynamic Allocation	—	—	82,441	—	—
Telecom Utility	1,612,161	(15,431,389)	4,028,571	957,332	—
Equity Index	260,301	(3,511,413)	796,253	256,032	—
Growth-Income	5,547,110	2,866,602	22,701,387	2,121,619	—
Equity Opportunities	527,821	(41,455,090)	13,828,545	414,381	—
Davis Venture Value	7,909,165	69,189,913	315,141,189	15,406,038	—
“Dogs” of Wall Street	1,775,726	(14,035,488)	7,876,353	1,380,991	—
Alliance Growth	1,299,746	(103,246,772)	40,878,029	1,521,377	—
Capital Growth	116,089	(19,766,244)	12,453,680	—	—
MFS Massachusetts Investor Trust	2,621,492	(11,560,321)	42,833,098	1,657,159	—
Fundamental Growth	—	(56,697,671)	20,015,829	—	—
Blue Chip Growth	—	(2,985,306)	5,655,362	30,552	—
Real Estate	3,277,618	(30,553,274)	41,811,704	2,461,677	—
Small Company Value	678,143	(1,669,604)	33,959,121	510,531	—
Mid-Cap Growth	—	(29,143,188)	22,140,384	—	—
Aggressive Growth	—	(76,100,300)	5,027,901	—	—
Growth Opportunities	—	7,754,001	18,266,920	—	—
Marsico Focused Growth	174,551	3,985,962	15,344,996	175,869	—
Technology	—	(17,288,732)	4,186,680	—	—
Small & Mid Cap Value	2,124,767	41,788,547	30,287,233	688,946	—
International Growth and Income	6,833,480	(167,080,799)	5,032,747	10,050,725	—
Global Equities	1,084,909	(47,544,808)	9,623,779	991,849	—
International Diversified Equities	1,981,009	(34,756,062)	(2,302,521)	5,831,208	—
Emerging Markets	1,064,709	(18,761,959)	(9,548,259)	1,237,722	—
Foreign Value	12,456,580	(26,664,358)	(19,172,148)	8,735,839	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

251

	Tax Distributions
	For the year ended January 31, 2011
	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$—
Corporate Bond	62,495,766	—
Global Bond	14,037,195	2,087,594
High-Yield Bond	27,378,209	—
Total Return Bond	14,874,143	—
Balanced	2,455,726	—
MFS Total Return	20,770,802	—
Telecom Utility	1,005,227	—
Equity Index	286,244	—
Growth-Income	2,022,732	—
Equity Opportunities	596,985	—
Davis Venture Value	8,795,008	—
“Dogs” of Wall Street	1,396,274	—
Alliance Growth	3,193,320	—
Capital Growth	—	—
MFS Massachusetts Investor Trust	1,996,857	—
Fundamental Growth	—	—
Blue Chip Growth	66,920	—
Real Estate	4,297,449	—
Small Company Value	706,594	—
Mid-Cap Growth	—	—
Aggressive Growth	—	—
Growth Opportunities	—	—
Marsico Focused Growth	246,587	—
Technology	—	—
Small & Mid Cap Value	902,147	—
International Growth and Income	14,294,445	—
Global Equities	1,801,310	—
International Diversified Equities	12,517,764	—
Emerging Markets	3,635,494	—
Foreign Value	8,636,444	—

252

As of January 31, 2012, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward							Unlimited
	2013	2014	2015	2016	2017	2018	2019	ST	LT
Cash Management	$12,138	$46,929	$21,843	$555,721	$5,000,741	$59,684	$—	$—	$3,873,579
Corporate Bond	—	—	—	—	—	—	—	—	—
Global Bond	—	—	—	—	—	—	—	—	—
High-Yield Bond	—	—	—	—	4,209,934	36,258,660	—	—	—
Total Return Bond	—	—	—	—	—	—	—	—	—
Balanced	—	—	—	—	8,746,266	17,661,742	—	—	—
MFS Total Return	—	—	—	—	23,507,671	113,300,891	—	—	—
SunAmerica Dynamic Allocation	—	—	—	—	—	—	—	—	—
Telecom Utility	—	—	—	—	3,998,294	10,899,494	533,601	—	—
Equity Index	362,808	363,357	123,493	—	1,044,972	1,267,999	348,784	—	—
Growth-Income	—	—	—	—	—	—	—	—	—
Equity Opportunities	—	—	—	—	9,417,352	32,037,738	—	—	—
Davis Venture Value	—	—	—	—	—	—	—	—	—
“Dogs” of Wall Street	—	—	—	—	—	14,035,488	—	—	—
Alliance Growth	—	—	—	—	61,940,460	41,306,312	—	—	—
Capital Growth	—	—	—	—	6,263,857	13,502,387	—	—	—
MFS Massachusetts Investor Trust	—	—	—	—	—	11,560,321	—	—	—
Fundamental Growth	—	—	—	—	12,922,050	43,775,621	—	—	—
Blue Chip Growth	—	—	—	—	—	2,985,306	—	—	—
Real Estate	—	—	—	—	—	30,553,274	—	—	—
Small Company Value	—	—	—	—	—	1,669,604	—	—	—
Mid-Cap Growth	—	—	—	—	—	29,143,188	—	—	—
Aggressive Growth	—	—	—	—	75,550,124	550,176	—	—	—
Growth Opportunities	—	—	—	—	—	—	—	—	—
Marsico Focused Growth	—	—	—	—	—	—	—	—	—
Technology	—	783,874	—	—	11,370,860	5,133,998	—	—	—
Small & Mid Cap Value	—	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	—	36,174,450	130,906,349	—	—	—
Global Equities	—	—	—	—	1,538,065	46,006,743	—	—	—
International Diversified Equities	—	—	—	—	1,606,529	33,149,533	—	—	—
Emerging Markets	—	—	—	—	11,183,037	7,578,922	—	—	—
Foreign Value	—	—	—	—	—	26,664,358	—	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

253

The Portfolio’s indicated below utilized capital loss carryforwards which offset net realized taxable gains, and had expired capital loss carryforwards in the year ended January 31, 2012.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Cash Management	$—	$5,647
Corporate Bond	—	—
Global Bond	—	—
High-Yield Bond	892,793	—
Total Return Bond	—	—
Balanced	5,046,951	22,488,773
MFS Total Return	14,731,449	—
SunAmerica Dynamic Allocation	—	—
Telecom Utility	996,275	1,284,942
Equity Index	58,778	47,914
Growth-Income	7,247,131	—
Equity Opportunities	4,760,590	—
Davis Venture Value	33,256,964	—
“Dogs” of Wall Street	2,950,587	—
Alliance Growth	37,805,507	80,698,159
Capital Growth	2,552,228	—
MFS Massachusetts Investor Trust	5,265,340	—
Fundamental Growth	9,479,170	—
Blue Chip Growth	738,743	—
Real Estate	36,596,406	—
Small Company Value	9,219,640	—
Mid-Cap Growth	21,434,487	—
Aggressive Growth	15,671,499	—
Growth Opportunities	4,548,023	—
Marsico Focused Growth	4,706,898	—
Technology	470,403	3,032,841
Small & Mid Cap Value	13,334,870	—
International Growth and Income	7,974,072	—
Global Equities	3,405,023	21,559,760
International Diversified Equities	206,847	—
Emerging Markets	3,040,843	—
Foreign Value	8,689,305	—

254

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2012, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Cash Management	$96,215	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	1,473,857	318,934
Total Return Bond	—	—	—
Balanced	—	—	—
MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	—	1,848	2,772
Telecom Utility	—	145,955	—
Equity Index	—	—	50,769
Growth-Income	—	—	—
Equity Opportunities	—	288,055	—
Davis Venture Value	—	—	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	—	501,776	—
Capital Growth	—	392,402	—
MFS Massachusetts Investor Trust	—	1,420,068	—
Fundamental Growth	72,876	1,298,865	—
Blue Chip Growth	21,773	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	117,040	1,994,176	—
Aggressive Growth	43,278	—	—
Growth Opportunities	170,541	—	—
Marsico Focused Growth	—	—	—
Technology	44,423	—	—
Small & Mid Cap Value	—	—	—
International Growth and Income	—	5,967,561	1,352,820
Global Equities	—	2,478,398	—
International Diversified Equities	—	480,105	2,555,636
Emerging Markets	—	8,339,429	6,771,981
Foreign Value	—	592	1,135,161

255

For the period ended January 31, 2012, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses, investments in real estate investment trusts and expiration of capital loss carryforwards, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Cash Management	$1,433,147	$642,856	$(2,076,003)
Corporate Bond	584,564	(584,564)	—
Global Bond	18,848,387	(18,887,934)	39,547
High-Yield Bond	187,465	(187,465)	—
Total Return Bond	14,712,161	(14,712,161)	—
Balanced	80,382	22,408,391	(22,488,773)
MFS Total Return	322,259	(322,259)	—
SunAmerica Dynamic Allocation	1,213	—	(1,213)
Telecom Utility	166,212	1,118,730	(1,284,942)
Equity Index	(1,572)	49,486	(47,914)
Growth-Income	7,190	(7,190)	—
Equity Opportunities	(96,272)	93,595	2,677
Davis Venture Value	21,638	(21,638)	—
“Dogs” of Wall Street	3,370	(3,370)	—
Alliance Growth	(268,821)	80,890,176	(80,621,355)
Capital Growth	4,415	(4,415)	—
MFS Massachusetts Investor Trust	(9,210)	9,210	—
Fundamental Growth	223,656	539,647	(763,303)
Blue Chip Growth	9,332	(256)	(9,076)
Real Estate	(1,483)	1,483	—
Small Company Value	—	—	—
Mid-Cap Growth	452,573	1,259,034	(1,711,607)
Aggressive Growth	291,548	8,368	(299,916)
Growth Opportunities	1,042,738	(295)	(1,042,443)
Marsico Focused Growth	(1,839)	1,839	—
Technology	213,796	3,027,960	(3,241,756)
Small & Mid Cap Value	23,484	(23,484)	—
International Growth and Income	(1,145,287)	1,145,287	—
Global Equities	116,530	21,443,230	(21,559,760)
International Diversified Equities	(1,531,099)	1,531,099	—
Emerging Markets	(652,025)	652,025	—
Foreign Value	(28,787)	28,787	—

256

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$22,044	$(87,935)	$(65,891)	$346,922,315
Corporate Bond	86,180,024	(12,889,832)	73,290,192	964,546,736
Global Bond	18,499,841	(10,149,288)	8,350,553	329,493,895
High-Yield Bond	9,150,695	(20,911,323)	(11,760,628)	301,682,608
Total Return Bond	35,953,106	(13,944,755)	22,008,351	907,509,387
Balanced	11,450,203	(5,595,171)	5,855,032	146,158,668
MFS Total Return	94,629,751	(22,700,056)	71,929,695	578,915,226
SunAmerica Dynamic Allocation ……………..	104,238	(21,797)	82,441	21,025,825
Telecom Utility	6,915,218	(2,888,750)	4,026,468	41,616,163
Equity Index	4,561,934	(3,765,681)	796,253	17,945,093
Growth-Income	24,615,454	(1,914,067)	22,701,387	235,978,174
Equity Opportunities	15,144,168	(1,315,623)	13,828,545	70,562,880
Davis Venture Value	377,310,935	(62,168,875)	315,142,060	919,238,709
“Dogs” of Wall Street	9,175,330	(1,298,977)	7,876,353	72,461,445
Alliance Growth	53,064,202	(12,186,173)	40,878,029	345,403,263
Capital Growth .	14,013,891	(1,560,097)	12,453,794	49,337,738
MFS Massachusetts Investors Trust	51,242,298	(8,408,925)	42,833,373	302,085,883
Fundamental Growth	21,073,986	(1,058,157)	20,015,829	120,239,707
Blue Chip Growth	6,743,435	(1,088,073)	5,655,362	78,584,693
Real Estate	42,872,369	(1,060,665)	41,811,704	273,283,911
Small Company Value	45,625,397	(11,666,276)	33,959,121	199,159,349
Mid-Cap Growth	28,576,720	(6,436,336)	22,140,384	167,009,038
Aggressive Growth	7,896,668	(2,868,767)	5,027,901	67,053,375
Growth Opportunities	24,778,465	(6,511,545)	18,266,920	193,316,799
Marsico Focused Growth	16,851,073	(1,506,076)	15,344,997	105,387,672
Technology	5,128,837	(950,539)	4,178,298	35,625,611
Small & Mid Cap Value	58,831,224	(28,543,991)	30,287,233	545,273,166
International Growth and Income	26,315,664	(21,262,031)	5,053,633	308,124,135
Global Equities	12,243,644	(2,620,735)	9,622,909	90,772,021
International Diversified Equities	25,688,762	(28,114,308)	(2,425,546)	268,814,373
Emerging Markets	14,316,687	(23,850,957)	(9,534,270)	264,550,648
Foreign Value	60,838,602	(79,993,234)	(19,154,632)	630,766,420

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index, “Dogs” of Wall Street and Blue Chip Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

257

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets		Management Fees
Cash Management(1)		$0-$100 million	0.475%
	>	$100 million	0.450%
	>	$500 million	0.425%
	>	$1 billion	0.400%
Corporate Bond		$0-$50 million	0.700%
	>	$50 million	0.600%
	>	$150 million	0.550%
	>	$250 million	0.500%
Global Bond		$0-$50 million	0.750%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$250 million	0.550%
High-Yield Bond		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$250 million	0.550%
Total Return Bond	>	$0	0.600%
Balanced		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$300 million	0.550%
	>	$500 million	0.500%
MFS Total Return		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$500 million	0.625%
	>	$750 million	0.595%
	>	$1 billion	0.575%
SunAmerica Dynamic Allocation		$0-$1.5 billion	0.250%
		>$1.5 billion	0.220%
		> $3 billion	0.200%
Telecom Utility		$0-$150 million	0.750%
	>	$150 million	0.600%
	>	$500 million	0.500%
Equity Index(2)	>	$0	0.400%
Growth-Income		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$300 million	0.550%
	>	$500 million	0.500%
Equity Opportunities		$0-$50 million	0.800%
	>	$50 million	0.750%
	>	$250 million	0.700%
Davis Venture Value		$0-$100 million	0.800%
	>	$100 million	0.750%
	>	$500 million	0.700%
“Dogs” of Wall Street	>	$0	0.600%
Alliance Growth		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%

Portfolio	Assets		Management Fees
Capital Growth(2)		$0-$50 million	0.900%
	>	$50 million	0.850%
	>	$200 million	0.800%
MFS Massachusetts		$0-$600 million	0.700%
Investors Trust	>	$600 million	0.650%
	>	$1.5 billion	0.600%
Fundamental Growth(2)		$0-$150 million	0.850%
	>	$150 million	0.800%
	>	$300 million	0.700%
Blue Chip Growth		$0-$250 million	0.700%
	>	$250 million	0.650%
	>	$500 million	0.600%
Real Estate		$0-$100 million	0.800%
	>	$100 million	0.750%
	>	$500 million	0.700%
Small Company Value		$0-$200 million	1.000%
	>	$200 million	0.920%
	>	$500 million	0.900%
Mid-Cap Growth		$0-$100 million	0.800%
	>	$100 million	0.750%
Aggressive Growth(4)		$0-$100 million	0.750%
	>	$100 million	0.675%
	>	$250 million	0.625%
	>	$500 million	0.600%
Growth Opportunities		$0-$250 million	0.750%
	>	$250 million	0.700%
	>	$500 million	0.650%
Marsico Focused Growth	>	$0	0.850%
Technology(3)		$0-$250 million	1.000%
	>	$250 million	0.950%
	>	$500 million	0.900%
Small & Mid Cap Value		$0-$250 million	0.950%
	>	$250 million	0.900%
International Growth and		$0-$150 million	1.000%
Income(2)	>	$150 million	0.900%
	>	$300 million	0.800%
Global Equities		$0-$50 million	0.900%
	>	$50 million	0.800%
	>	$150 million	0.700%
	>	$300 million	0.650%
International Diversified		$0-$250 million	0.850%
Equities	>	$250 million	0.800%
	>	$500 million	0.750%
Emerging Markets		$0-$100 million	1.150%
	>	$100 million	1.100%
	>	$200 million	1.050%
Foreign Value		$0-$50 million	1.025%
	>	$50 million	0.865%
	>	$200 million	0.775%
	>	$500 million	0.750%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.
(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Equity Index, Capital Growth, Fundamental Growth and International Growth and Income Portfolios. The voluntary waiver of the investment advisory fees for the Fundamental Growth Portfolio terminated September 30, 2011.
(3)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(4)	The Adviser voluntarily agreed to waive 0.45% of investment advisory fees for the Aggressive Growth Portfolio for the period May 1, 2011 through July 31, 2011.

258

For the year ended January 31, 2012, the amount of the investment advisory fees waived were $8,566, $32,243, $51,154, $85,030, $40,115 and $170,094 for the Equity Index Portfolio, Capital Growth Portfolio, Fundamental Growth Portfolio, Aggressive Growth Portfolio, Technology Portfolio and International Growth and Income Portfolio respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	Alliance Growth Small & Mid Cap Value SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio)

BofA Advisors, LLC	Cash Management

Columbia Management Investment Advisers, LLC	Technology

Davis Selected Advisers L.P. (dba — Davis Advisors)	Davis Venture Value Real Estate

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	Growth Opportunities

J.P. Morgan Investment Management, Inc. (dba — Van Kampen)	Balanced Growth-Income Mid-Cap Growth Global Equities

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company	MFS Total Return MFS Massachusetts Investors Trust Telecom Utility

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities Capital Growth

Pacific Investment Management Company, LLC (PIMCO)	Total Return Bond

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income Emerging Markets

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Fundamental Growth Aggressive Growth

259

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets		Subadvisory Fees
Cash Management(1)		$0-$100 million	0.125%
	>	$100 million	0.100%
	>	$500 million	0.075%
	>	$1 billion	0.050%
Corporate Bond		$0-$25 million	0.300%
	>	$25 million	0.250%
	>	$50 million	0.200%
	>	$150 million	0.150%
Global Bond		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$150 million	0.250%
	>	$250 million	0.200%
High-Yield Bond		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$250 million	0.250%
Total Return Bond	>	$0	0.250%
Balanced		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$150 million	0.250%
MFS Total Return		$0-$500 million	0.375%
	>	$500 million	0.350%
	>	$750 million	0.320%
	>	$1 billion	0.300%
SunAmerica Dynamic Allocation		$0-$500 million	0.180%
	>	$500 million	0.150%
	>	$1.5 billion	0.130%
Telecom Utility		$0-$250 million	0.375%
	>	$250 million	0.325%
	>	$750 million	0.300%
	>	$1.5 billion	0.250%
Growth-Income		$0-$50 million	0.350%
	>	$50 million	0.300%
	>	$150 million	0.250%
	>	$300 million	0.200%
	>	$500 million	0.150%
Equity Opportunities		$0-$50 million	0.400%
	>	$50 million	0.350%
	>	$250 million	0.300%
Davis Venture Value		$0-$100 million	0.450%
	>	$100 million	0.400%
	>	$500 million	0.350%
Alliance Growth		$0-$50 million	0.350%
	>	$50 million	0.300%
	>	$150 million	0.250%

Portfolio	Assets		Subadvisory Fees
Capital Growth		$0-$50 million	0.450%
	>	$50 million	0.400%
	>	$250 million	0.375%
	>	$500 million	0.350%
MFS Massachusetts		$0-$300 million	0.400%
Investors Trust	>	$300 million	0.375%
	>	$600 million	0.350%
	>	$900 million	0.325%
	>	$1.5 billion	0.250%
Fundamental Growth(2)		$0-$150 million	0.450%
	>	$150 million	0.425%
	>	$300 million	0.350%
Real Estate		$0-$100 million	0.450%
	>	$100 million	0.400%
	>	$500 million	0.350%
Small Company Value		$0-$200 million	0.600%
	>	$200 million	0.520%
	>	$500 million	0.500%
Mid-Cap Growth		$0-$100 million	0.420%
	>	$100 million	0.400%
Aggressive Growth(4)		$0-$100 million	0.450%
	>	$100 million	0.400%
	>	$200 million	0.350%
Growth Opportunities	>	$0	0.500%
Marsico Focused Growth(3)	>	$0	0.450%
Technology		$0-$150 million	0.500%
	>	$150 million	0.450%
	>	$250 million	0.425%
Small & Mid Cap Value		$0-$250 million	0.500%
	>	$250 million	0.450%
International Growth and Income(2)		$0-$150 million	0.650%
	>	$150 million	0.550%
	>	$300 million	0.450%
Global Equities		$0-$50 million	0.450%
	>	$50 million	0.400%
	>	$150 million	0.350%
	>	$500 million	0.300%
International Diversified		$0-$250 million	0.450%
Equities	>	$250 million	0.400%
	>	$500 million	0.350%
Emerging Markets		$0-$100 million	0.850%
	>	$100 million	0.800%
	>	$200 million	0.750%
Foreign Value		$0-$50 million	0.625%
	>	$50 million	0.465%
	>	$200 million	0.375%
	>	$500 million	0.350%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for the Fundamental Growth Portfolio and International Growth and Income Portfolios. The waiver of subadvisory fees for the Fundamental Growth Portfolio terminated September 30, 2011.
(3)	For purposes of the breakpoint on the Marsico Focused Growth Portfolio, the asset level at which the fee rate breaks shall be based upon the combined average daily net assets of the SunAmerica Series Trust Marsico Focused Growth Portfolio and the average daily net assets of that portion of the Seasons Series Trust Focus Growth and Income Portfolio that is managed by Marsico.
(4)	The subadviser agreed to waive its subadvisory fees for the Aggressive Growth Portfolio for the period May 1, 2011 through July 31, 2011.

260

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolio’s average net assets through April 30, 2013. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired fund fees and expenses.

Portfolio	Class 3
SunAmerica Dynamic Allocation	0.55%

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3
Equity Index	0.55%	—	—
Blue Chip Growth	0.85%	1.00%	1.10%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Contractual and voluntary waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the year ended January 31, 2012, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SunAmerica Dynamic Allocation	$33,953
Equity Index	79,372
Blue Chip Growth	34,429

For the year ended January 31, 2012, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
SunAmerica Dynamic Allocation	$—	$33,953
Equity Index	—	128,716
Blue Chip Growth	6,664	72,079

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

As of the date of this report, the United States Department of the Treasury (“Department of the Treasury”) owned a majority of outstanding shares of common stock of American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended January 31, 2012, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses were as follows:

Total Expense
Portfolio	Reductions
Balanced	$5,232
MFS Total Return	9,073
Telecom Utility	1,839
Growth-Income	6,988
Davis Venture Value	11,240
Alliance Growth	11,427
MFS Massachusetts Investors Trust	12,313
Fundamental Growth	33,234
Blue Chip Growth	4,929
Mid-Cap Growth	12,005
Aggressive Growth	5,607

261

Total Expense
Portfolio	Reductions
Growth Opportunities	$44,948
Marsico Focused Growth	249
Technology	11,870
Small & Mid Cap Value	161,413
International Growth and Income	14,793
Global Equities	2,818
Emerging Markets	73,924
Foreign Value	3,786

Note 6.  Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended January 31, 2012 were as follows:

	Purchases of Portfolio Securities (Excluding U.S. Government Securities)	Sales of Portfolio Securities (Excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Cash Management	$—	$—	$—	$—
Corporate Bond	259,609,490	229,133,151	49,431,718	51,793,906
Global Bond	343,754,266	359,077,338	119,702,640	100,707,143
High-Yield Bond	241,211,217	213,128,593	—	—
Total Return Bond	335,366,013	173,957,533	1,080,140,539	898,270,075
Balanced	101,476,839	96,160,965	73,202,855	84,963,222
MFS Total Return	84,386,438	150,222,039	39,979,262	75,920,915
SunAmerica Dynamic Allocation	17,093,780	—	2,209,045	—
Telecom Utility	26,443,247	20,713,818	—	—
Equity Index	5,513,433	6,541,245	—	—
Growth-Income	125,692,466	113,175,861	—	—
Equity Opportunities	32,146,361	49,232,748	—	—
Davis Venture Value	160,410,694	336,725,077	—	—
“Dogs” of Wall Street	46,799,180	36,629,108	—	—
Alliance Growth	376,813,108	459,736,690	—	—
Capital Growth	16,751,925	26,643,569	—	—
MFS Massachusetts Investors Trust	129,087,917	69,074,590	—	—
Fundamental Growth	165,778,461	186,342,180	—	—
Blue Chip Growth	165,706,850	147,303,851	—	—
Real Estate	261,416,109	228,943,615	—	—
Small Company Value	65,571,581	31,379,289	—	—
Mid Cap Growth	140,837,159	144,266,045	—	—
Aggressive Growth	115,920,412	120,757,636	—	—
Growth Opportunities	213,046,713	171,636,117	—	—
Marsico Focused Growth	103,089,563	89,834,297	—	—
Technology	33,389,104	39,903,333	—	—
Small & Mid Cap Value	452,127,321	397,265,542	—	—
International Growth and Income	207,714,377	232,399,353	—	—
Global Equities	117,039,915	127,944,717	—	—
International Diversified Equities	87,706,181	111,501,184	—	—
Emerging Markets	258,434,169	265,091,603	—	—
Foreign Value	200,480,115	68,551,584	—	—

262

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,972,448	$116,921,578	9,589,113	$102,439,666	1,597,489	$16,952,472	1,424,214	$15,176,779
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(13,423,017)	(143,016,917)	(13,830,421)	(147,749,524)	(2,028,779)	(21,527,069)	(2,391,383)	(25,482,585)

Net increase (decrease)	(2,450,569)	$(26,095,339)	(4,241,308)	$(45,309,858)	(431,290)	$(4,574,597)	(967,169)	$(10,305,806)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	28,478,400	$301,277,023	19,894,340	$211,453,301
Reinvested dividends	—	—	—	—
Shares redeemed	(28,724,953)	(303,826,572)	(25,766,142)	(273,908,769)

Net increase (decrease)	(246,553)	$(2,549,549)	(5,871,802)	$(62,455,468)

	Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,565,409	$21,501,253	2,180,901	$29,696,589	247,516	$3,373,546	441,950	$5,995,914
Reinvested dividends	1,166,054	15,010,109	1,167,399	15,829,291	206,966	2,660,976	220,301	2,982,648
Shares redeemed	(4,558,648)	(62,604,500)	(5,594,432)	(75,900,887)	(957,652)	(13,148,299)	(1,151,865)	(15,560,313)

Net increase (decrease)	(1,827,185)	$(26,093,139)	(2,246,132)	$(30,375,007)	(503,170)	$(7,113,777)	(489,614)	$(6,581,751)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	15,287,899	$207,928,160	12,397,236	$168,101,919
Reinvested dividends	3,897,837	49,966,456	3,233,861	43,683,827
Shares redeemed	(15,079,921)	(206,633,519)	(12,583,068)	(169,991,410)

Net increase (decrease)	4,105,815	$51,261,097	3,048,029	$41,794,336

263

	Global Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	852,620	$10,869,656	1,007,037	$12,586,263	174,044	$2,196,101	261,716	$3,215,952
Reinvested dividends	233,671	2,926,278	398,337	5,067,909	44,987	560,247	79,640	1,007,668
Shares redeemed	(1,808,224)	(22,804,305)	(1,916,358)	(23,707,986)	(454,658)	(5,680,380)	(446,094)	(5,471,124)

Net increase (decrease)	(721,933)	$(9,008,371)	(510,984)	$(6,053,814)	(235,627)	$(2,924,032)	(104,738)	$(1,247,504)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	7,519,260	$93,873,446	5,600,524	$68,847,014
Reinvested dividends	595,272	7,379,349	797,243	10,049,212
Shares redeemed	(5,530,779)	(69,620,457)	(3,921,919)	(47,976,183)

Net increase (decrease)	2,583,753	$31,632,338	2,475,848	$30,920,043

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,033,675	$28,181,560	5,136,598	$29,199,162	611,473	$3,441,714	643,801	$3,657,500
Reinvested dividends	1,598,483	8,164,311	2,048,082	11,306,673	312,897	1,595,894	384,960	2,121,652
Shares redeemed	(8,999,737)	(51,929,877)	(8,955,596)	(50,515,627)	(1,409,798)	(8,062,221)	(1,732,216)	(9,745,971)

Net increase (decrease)	(2,367,579)	$(15,584,006)	(1,770,916)	$(10,009,792)	(485,428)	$(3,024,613)	(703,455)	$(3,966,819)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	16,074,945	$89,914,529	11,986,532	$67,852,027
Reinvested dividends	2,439,925	12,412,910	2,535,928	13,949,884
Shares redeemed	(13,928,437)	(78,921,152)	(13,093,264)	(73,576,610)

Net increase (decrease)	4,586,433	$23,406,287	1,429,196	$8,225,301

	Total Return Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,151,125	$37,311,453	5,524,969	$48,611,516	625,043	$5,597,303	1,301,135	$11,356,209
Reinvested dividends	383,399	3,379,908	400,952	3,586,989	68,286	599,263	79,807	710,858
Shares redeemed	(4,642,981)	(41,511,192)	(5,085,331)	(44,641,577)	(1,037,532)	(9,214,016)	(1,361,119)	(11,958,109)

Net increase (decrease)	(108,457)	$(819,831)	840,590	$7,556,928	(344,203)	$(3,017,450)	19,823	$108,958

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	45,870,645	$407,308,562	34,501,313	$301,497,956
Reinvested dividends	1,745,319	15,275,576	1,190,368	10,576,296
Shares redeemed	(21,680,055)	(193,743,681)	(12,624,142)	(110,306,245)

Net increase (decrease)	25,935,909	$228,840,457	23,067,539	$201,768,007

264

	Balanced Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	501,061	$7,306,698	471,486	$6,447,180	82,851	$1,198,216	82,655	$1,125,044
Reinvested dividends	112,173	1,569,404	130,751	1,806,129	11,568	161,716	14,687	202,729
Shares redeemed	(1,475,608)	(21,490,927)	(1,395,303)	(19,005,642)	(235,790)	(3,465,531)	(252,879)	(3,420,947)

Net increase (decrease)	(862,374)	$(12,614,825)	(793,066)	$(10,752,333)	(141,371)	$(2,105,599)	(155,537)	$(2,093,174)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,625,137	$23,551,572	970,108	$13,325,664
Reinvested dividends	42,893	598,981	32,404	446,868
Shares redeemed	(823,938)	(11,940,179)	(458,952)	(6,267,483)

Net increase (decrease)	844,092	$12,210,374	543,560	$7,505,049

	MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	790,761	$11,634,012	1,066,964	$15,089,815	77,335	$1,150,187	185,460	$2,615,138
Reinvested dividends	564,546	7,871,900	675,701	9,581,332	92,264	1,286,042	112,662	1,596,431
Shares redeemed	(5,018,032)	(74,046,805)	(5,288,473)	(74,415,547)	(799,617)	(11,808,099)	(974,214)	(13,656,691)

Net increase (decrease)	(3,662,725)	$(54,540,893)	(3,545,808)	$(49,744,400)	(630,018)	$(9,371,870)	(676,092)	$(9,445,122)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	2,548,096	$37,451,057	2,648,581	$37,260,273
Reinvested dividends	584,028	8,130,325	677,820	9,593,039
Shares redeemed	(5,888,832)	(86,509,894)	(5,546,614)	(77,787,400)

Net increase (decrease)	(2,756,708)	$(40,928,512)	(2,220,213)	$(30,934,088)

	SunAmerica Dynamic Allocation Portfolio
	Class 1
	For the period January 23, 2012* through January 31, 2012
	Shares	Amount
Shares sold	2,139,737	$21,457,109
Reinvested dividends	—	—
Shares redeemed	(8,944)	(89,888)

Net increase (decrease)	2,130,793	$21,367,221

*	Commencement of operations

265

	Telecom Utility Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	368,170	$4,172,979	156,805	$1,562,852	68,318	$770,454	25,076	$247,669
Reinvested dividends	51,217	546,246	62,831	642,319	6,633	70,721	8,325	85,082
Shares redeemed	(564,118)	(6,319,889)	(581,315)	(5,668,524)	(92,380)	(1,027,437)	(114,782)	(1,121,654)

Net increase (decrease)	(144,731)	$(1,600,664)	(361,679)	$(3,463,353)	(17,429)	$(186,262)	(81,381)	$(788,903)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,207,324	$13,428,312	362,928	$3,650,797
Reinvested dividends	31,984	340,365	27,229	277,826
Shares redeemed	(457,744)	(5,030,375)	(374,011)	(3,749,234)

Net increase (decrease)	781,564	$8,738,302	16,146	$179,389

	Equity Index Portfolio
	Class 1
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	398,716	$4,275,667	174,830	$1,703,518
Reinvested dividends	25,528	256,032	29,108	286,244
Shares redeemed	(463,626)	(4,957,271)	(374,278)	(3,643,447)

Net increase (decrease)	(39,382)	$(425,572)	(170,340)	$(1,653,685)

	Growth-Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	257,011	$5,336,316	156,760	$2,838,755	53,892	$1,102,841	13,073	$239,128
Reinvested dividends	87,800	1,733,821	97,674	1,786,980	4,474	88,301	5,238	95,788
Shares redeemed	(1,840,351)	(37,849,407)	(2,142,896)	(38,623,567)	(133,922)	(2,747,117)	(164,020)	(2,953,129)

Net increase (decrease)	(1,495,540)	$(30,779,270)	(1,888,462)	$(33,997,832)	(75,556)	$(1,555,975)	(145,709)	$(2,618,213)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	2,568,947	$52,809,013	196,410	$3,566,387
Reinvested dividends	15,183	299,497	7,657	139,964
Shares redeemed	(525,783)	(10,769,639)	(221,416)	(4,001,932)

Net increase (decrease)	2,058,347	$42,338,871	(17,349)	$(295,581)

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	163,970	$1,909,243	266,376	$2,807,719	39,434	$459,370	64,043	$653,896
Reinvested dividends	26,441	292,318	36,362	397,188	2,653	29,312	4,296	46,891
Shares redeemed	(1,099,270)	(12,664,146)	(1,282,675)	(13,546,434)	(199,124)	(2,278,261)	(228,114)	(2,397,238)

Net increase (decrease)	(908,859)	$(10,462,585)	(979,937)	$(10,341,527)	(157,037)	$(1,789,579)	(159,776)	$(1,696,451)

266

	Equity Opportunities Portfolio
	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	282,501	$3,251,872	289,054	$3,058,016
Reinvested dividends	8,403	92,751	14,026	152,906
Shares redeemed	(740,719)	(8,484,524)	(835,447)	(8,853,644)

Net increase (decrease)	(449,815)	$(5,139,901)	(532,367)	$(5,642,722)

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	577,670	$13,118,954	748,964	$15,967,941	97,599	$2,198,563	138,468	$2,948,231
Reinvested dividends	373,128	7,754,280	231,064	4,998,388	43,988	913,557	26,568	574,083
Shares redeemed	(5,954,954)	(135,405,187)	(6,778,326)	(144,019,678)	(832,534)	(18,973,333)	(1,043,965)	(22,074,417)

Net increase (decrease)	(5,004,156)	$(114,531,953)	(5,798,298)	$(123,053,349)	(690,947)	$(15,861,213)	(878,929)	$(18,552,103)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	4,920,697	$110,770,265	3,980,365	$84,235,301
Reinvested dividends	325,080	6,738,201	149,367	3,222,537
Shares redeemed	(5,663,570)	(128,576,228)	(5,215,087)	(111,000,842)

Net increase (decrease)	(417,793)	$(11,067,762)	(1,085,355)	$(23,543,004)

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	776,277	$6,443,202	530,056	$3,916,401	139,770	$1,153,324	66,187	$492,832
Reinvested dividends	75,165	604,521	95,429	715,758	18,667	150,001	25,687	192,530
Shares redeemed	(847,577)	(6,958,644)	(838,085)	(6,085,092)	(290,691)	(2,380,455)	(278,396)	(1,992,476)

Net increase (decrease)	3,865	$89,079	(212,600)	$(1,452,933)	(132,254)	$(1,077,130)	(186,522)	$(1,307,114)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	3,246,025	$26,666,469	2,084,027	$15,324,737
Reinvested dividends	78,128	626,469	65,231	487,986
Shares redeemed	(1,970,491)	(16,025,386)	(897,352)	(6,519,108)

Net increase (decrease)	1,353,662	$11,267,552	1,251,906	$9,293,615

	Alliance Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	389,295	$9,005,092	385,437	$7,971,535	44,268	$1,019,209	72,212	$1,483,653
Reinvested dividends	51,956	1,137,969	98,046	2,056,608	4,009	87,666	10,156	212,612
Shares redeemed	(2,154,682)	(49,789,786)	(2,559,153)	(53,404,475)	(284,008)	(6,559,973)	(375,412)	(7,822,457)

Net increase (decrease)	(1,713,431)	$(39,646,725)	(2,075,670)	$(43,376,332)	(235,731)	$(5,453,098)	(293,044)	$(6,126,192)

267

	Alliance Growth Portfolio
	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	448,071	$10,271,143	418,479	$8,572,153
Reinvested dividends	13,582	295,742	44,332	924,100
Shares redeemed	(1,581,503)	(36,343,965)	(1,550,390)	(32,343,123)

Net increase (decrease)	(1,119,850)	$(25,777,080)	(1,087,579)	$(22,846,870)

	Capital Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	145,917	$1,281,350	160,148	$1,232,956	46,895	$395,590	29,229	$227,208
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(367,998)	(3,190,098)	(480,215)	(3,678,237)	(68,523)	(585,434)	(116,759)	(925,183)

Net increase (decrease)	(222,081)	$(1,908,748)	(320,067)	$(2,445,281)	(21,628)	$(189,844)	(87,530)	$(697,975)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	427,418	$3,634,999	664,994	$4,925,013
Reinvested dividends	—	—	—	—
Shares redeemed	(1,259,908)	(10,723,019)	(1,217,376)	(9,480,762)

Net increase (decrease)	(832,490)	$(7,088,020)	(552,382)	$(4,555,749)

	MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	236,288	$3,301,503	410,788	$5,355,819	134,158	$1,819,716	104,790	$1,359,999
Reinvested dividends	33,050	435,186	50,199	659,393	5,227	68,806	9,089	119,371
Shares redeemed	(1,000,826)	(14,019,120)	(1,305,985)	(16,822,179)	(297,960)	(4,067,862)	(267,848)	(3,455,388)

Net increase (decrease)	(731,488)	$(10,282,431)	(844,998)	$(10,806,967)	(158,575)	$(2,179,340)	(153,969)	$(1,976,018)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	7,981,803	$110,898,893	5,716,413	$73,935,590
Reinvested dividends	87,723	1,153,167	92,878	1,218,093
Shares redeemed	(2,775,907)	(38,478,891)	(1,848,200)	(24,133,200)

Net increase (decrease)	5,293,619	$73,573,169	3,961,091	$51,020,483

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	69,548	$1,144,873	80,418	$1,181,379	6,702	$108,806	14,661	$217,072
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(696,020)	(11,410,519)	(839,712)	(12,235,261)	(45,251)	(731,422)	(60,740)	(862,115)

Net increase (decrease)	(626,472)	$(10,265,646)	(759,294)	$(11,053,882)	(38,549)	$(622,616)	(46,079)	$(645,043)

268

	Fundamental Growth Portfolio
	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	517,034	$7,943,160	544,642	$7,526,787
Reinvested dividends	—	—	—	—
Shares redeemed	(963,843)	(15,429,348)	(1,152,737)	(16,869,218)

Net increase (decrease)	(446,809)	$(7,486,188)	(608,095)	$(9,342,431)

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	782,240	$5,780,982	378,055	$2,463,566	38,531	$275,200	59,937	$409,506
Reinvested dividends	3,401	23,389	4,951	33,449	527	3,621	1,050	7,094
Shares redeemed	(620,653)	(4,489,858)	(833,713)	(5,721,597)	(171,306)	(1,247,985)	(177,856)	(1,174,612)

Net increase (decrease)	164,988	$1,314,513	(450,707)	$(3,224,582)	(132,248)	$(969,164)	(116,869)	$(758,012)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	4,806,223	$34,594,389	4,629,635	$30,836,028
Reinvested dividends	516	3,542	3,912	26,377
Shares redeemed	(1,784,853)	(12,803,702)	(1,238,873)	(8,406,172)

Net increase (decrease)	3,021,886	$21,794,229	3,394,674	$22,456,233

	Real Estate Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	553,573	$7,041,815	743,211	$8,302,867	55,438	$690,027	135,226	$1,479,166
Reinvested dividends	36,636	412,385	70,711	829,415	7,219	81,055	16,133	188,713
Shares redeemed	(1,029,572)	(12,685,769)	(1,339,088)	(14,720,418)	(233,894)	(2,908,506)	(287,678)	(3,159,368)

Net increase (decrease)	(439,363)	$(5,231,569)	(525,166)	$(5,588,136)	(171,237)	$(2,137,424)	(136,319)	$(1,491,489)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	6,047,951	$74,458,988	5,411,702	$60,587,895
Reinvested dividends	175,920	1,968,237	281,147	3,279,321
Shares redeemed	(5,047,694)	(62,469,986)	(3,798,694)	(41,645,956)

Net increase (decrease)	1,176,177	$13,957,239	1,894,155	$22,221,260

	Small Company Value Portfolio
	Class 1				Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,303	$506,571	132,334	$2,105,124	5,555,969	$89,897,301	3,897,958	$57,907,379
Reinvested dividends	998	15,077	1,648	25,050	32,976	495,454	45,065	681,544
Shares redeemed	(96,629)	(1,675,784)	(125,914)	(1,917,256)	(3,118,334)	(51,368,879)	(2,568,923)	(39,382,742)

Net increase (decrease)	(67,328)	$(1,154,136)	8,068	$212,918	2,470,611	$39,023,876	1,374,100	$19,206,181

269

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	464,085	$5,262,606	867,053	$8,868,442	113,646	$1,254,345	213,135	$2,120,853
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,366,691)	(15,565,382)	(1,753,895)	(16,907,700)	(549,480)	(6,267,347)	(600,184)	(5,828,902)

Net increase (decrease)	(902,606)	$(10,302,776)	(886,842)	$(8,039,258)	(435,834)	$(5,013,002)	(387,049)	$(3,708,049)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	4,278,925	$46,538,057	3,128,768	$30,833,548
Reinvested dividends	—	—	—	—
Shares redeemed	(2,587,296)	(28,690,317)	(2,525,516)	(24,716,490)

Net increase (decrease)	1,691,629	$17,847,740	603,252	$6,117,058

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	515,971	$5,110,815	643,735	$5,717,677	22,796	$232,229	32,161	$289,876
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,245,821)	(12,445,220)	(1,455,070)	(12,781,979)	(105,393)	(1,036,304)	(131,102)	(1,137,817)

Net increase (decrease)	(729,850)	$(7,334,405)	(811,335)	$(7,064,302)	(82,597)	$(804,075)	(98,941)	$(847,941)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	922,470	$9,038,657	716,750	$6,408,845
Reinvested dividends	—	—	—	—
Shares redeemed	(634,590)	(6,148,107)	(535,953)	(4,617,391)

Net increase (decrease)	287,880	$2,890,550	180,797	$1,791,454

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	730,500	$5,535,253	795,998	$5,124,272	179,834	$1,323,485	128,351	$816,264
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(899,425)	(6,574,751)	(903,806)	(5,608,160)	(273,694)	(1,914,320)	(238,232)	(1,479,127)

Net increase (decrease)	(168,925)	$(1,039,498)	(107,808)	$(483,888)	(93,860)	$(590,835)	(109,881)	$(662,863)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	12,710,505	$88,372,319	8,472,477	$52,539,744
Reinvested dividends	—	—	—	—
Shares redeemed	(5,972,646)	(42,379,624)	(3,878,955)	(24,368,060)

Net increase (decrease)	6,737,859	$45,992,695	4,593,522	$28,171,684

270

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	104,446	$973,774	186,625	$1,576,620	56,855	$512,217	85,192	$693,462
Reinvested dividends	6,623	58,855	9,587	80,731	3,360	29,558	6,265	52,250
Shares redeemed	(517,758)	(4,767,910)	(738,987)	(6,107,676)	(536,581)	(4,859,624)	(585,896)	(4,759,314)

Net increase (decrease)	(406,689)	$(3,735,281)	(542,775)	$(4,450,325)	(476,366)	$(4,317,849)	(494,439)	$(4,013,602)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	4,013,944	$36,316,770	3,088,174	$25,217,029
Reinvested dividends	9,999	87,456	13,703	113,606
Shares redeemed	(1,895,348)	(17,027,280)	(1,466,326)	(12,084,428)

Net increase (decrease)	2,128,595	$19,376,946	1,635,551	$13,246,207

	Technology Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	639,528	$1,851,853	1,636,615	$4,328,382	134,987	$387,227	386,506	$976,428
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,838,802)	(5,222,232)	(2,734,780)	(6,624,619)	(557,801)	(1,542,672)	(667,988)	(1,647,419)

Net increase (decrease)	(1,199,274)	$(3,370,379)	(1,098,165)	$(2,296,237)	(422,814)	$(1,155,445)	(281,482)	$(670,991)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	3,081,376	$8,444,922	3,292,270	$8,532,823
Reinvested dividends	—	—	—	—
Shares redeemed	(3,649,788)	(10,033,437)	(4,266,491)	(10,489,330)

Net increase (decrease)	(568,412)	$(1,588,515)	(974,221)	$(1,956,507)

	Small & Mid Cap Value Portfolio
	Class 1		Class 2
	For the period January 23, 2012* through January 31, 2012		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,909	$270,938	102,767	$1,711,595	209,434	$3,212,292
Reinvested dividends	—	—	1,994	29,796	3,913	61,850
Shares redeemed	—	—	(429,843)	(7,174,836)	(512,966)	(7,921,387)

Net increase (decrease)	15,909	$270,938	(325,082)	$(5,433,445)	(299,619)	$(4,647,245)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	11,821,419	$191,529,458	8,655,467	$132,838,235
Reinvested dividends	44,235	659,150	53,284	840,297
Shares redeemed	(7,843,992)	(130,171,056)	(7,426,647)	(116,450,360)

Net increase (decrease)	4,021,662	$62,017,552	1,282,104	$17,228,172

*	Commencement of operations

271

	International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	853,534	$7,267,516	1,011,861	$8,625,622	91,001	$763,549	115,267	$976,509
Reinvested dividends	332,455	2,591,238	447,280	3,970,148	42,141	329,584	57,024	507,594
Shares redeemed	(2,678,423)	(23,381,772)	(3,063,480)	(26,316,230)	(303,935)	(2,708,715)	(434,191)	(3,720,471)

Net increase (decrease)	(1,492,434)	$(13,523,018)	(1,604,339)	$(13,720,460)	(170,793)	$(1,615,582)	(261,900)	$(2,236,368)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	4,096,899	$32,484,545	3,970,432	$32,451,480
Reinvested dividends	914,091	7,129,903	1,105,522	9,816,703
Shares redeemed	(5,186,819)	(45,573,591)	(5,755,806)	(49,676,421)

Net increase (decrease)	(175,829)	$(5,959,143)	(679,852)	$(7,408,238)

	Global Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	181,668	$2,458,412	200,294	$2,585,254	39,818	$539,228	78,652	$972,112
Reinvested dividends	54,032	671,346	96,893	1,293,765	4,801	59,480	9,305	123,853
Shares redeemed	(998,150)	(13,565,128)	(1,210,720)	(15,527,399)	(124,886)	(1,704,929)	(167,548)	(2,110,033)

Net increase (decrease)	(762,450)	$(10,435,370)	(913,533)	$(11,648,380)	(80,267)	$(1,106,221)	(79,591)	$(1,014,068)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	871,034	$11,622,327	757,686	$9,887,975
Reinvested dividends	21,133	261,023	28,892	383,692
Shares redeemed	(703,133)	(9,480,930)	(540,212)	(6,876,233)

Net increase (decrease)	189,034	$2,402,420	246,366	$3,395,434

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	816,521	$6,989,884	853,005	$7,233,587	331,533	$2,755,704	316,509	$2,637,893
Reinvested dividends	182,302	1,426,996	346,894	3,081,741	62,725	488,531	128,451	1,135,003
Shares redeemed	(2,292,025)	(19,810,769)	(2,379,505)	(19,973,211)	(903,868)	(7,717,484)	(873,638)	(7,306,974)

Net increase (decrease)	(1,293,202)	$(11,393,889)	(1,179,606)	$(9,657,883)	(509,610)	$(4,473,249)	(428,678)	$(3,534,078)

272

	International Diversified Equities Portfolio
	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	3,570,516	$29,055,495	2,845,600	$23,905,324
Reinvested dividends	503,338	3,915,681	940,466	8,301,020
Shares redeemed	(5,417,619)	(46,864,709)	(5,316,818)	(44,867,512)

Net increase (decrease)	(1,343,765)	$(13,893,533)	(1,530,752)	$(12,661,168)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended January 31, 2012		For the year ended January 31, 2011		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,537,890	$12,586,424	2,733,113	$23,040,471	164,809	$1,341,464	305,306	$2,542,211
Reinvested dividends	68,136	485,935	158,734	1,447,769	5,616	39,767	16,805	152,095
Shares redeemed	(3,606,105)	(30,683,178)	(4,471,313)	(36,876,305)	(410,990)	(3,399,735)	(582,735)	(4,747,194)

Net increase (decrease)	(2,000,079)	$(17,610,819)	(1,579,466)	$(12,388,065)	(240,565)	$(2,018,504)	(260,624)	$(2,052,888)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	8,570,844	$65,716,130	5,832,527	$48,913,908
Reinvested dividends	101,111	712,020	226,024	2,035,630
Shares redeemed	(5,745,853)	(47,611,894)	(5,519,873)	(45,533,253)

Net increase (decrease)	2,926,102	$18,816,256	538,678	$5,416,285

	Foreign Value Portfolio
	Class 1		Class 2
	For the period January 23, 2012* through January 31, 2012		For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	48,408	$612,813	156,441	$2,024,431	238,534	$3,138,758
Reinvested dividends	—	—	35,851	442,414	45,687	633,184
Shares redeemed	—	—	(572,413)	(7,855,326)	(716,838)	(9,384,436)

Net increase (decrease)	48,408	$612,813	(380,121)	$(5,388,481)	(432,617)	$(5,612,494)

	Class 3
	For the year ended January 31, 2012		For the year ended January 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	17,468,967	$229,142,812	12,109,032	$158,907,392
Reinvested dividends	672,573	8,293,425	577,932	8,003,260
Shares redeemed	(7,750,717)	(105,644,049)	(6,643,520)	(87,509,835)

Net increase (decrease)	10,390,823	$131,792,188	6,043,444	$79,400,817

*	Commencement of operations

Note 8.  Transactions with Affiliates

The following Portfolio incurred brokerage commissions with affiliated brokers for the year ended January 31, 2012:

Portfolio	JP Morgan Securities, Inc.	Oppenheimer & Co., Inc.
Capital Growth	$—	$246
Global Equities	2,790	—

273

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. For the year ended January 31, 2012, the following Portfolios recorded realized gain (losses) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Value at January 31, 2011	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Discount (Premium) Amortization	Value at January 31, 2012
Equity Index	American International Group, Inc.	$—	$8,070	$14,024	$1,972	$(108,730)	$104,402	$—	$15,794
SunAmerica Dynamic Allocation	Various Anchor Series Trust Portfolios, Seasons Series Trust Portfolios and SunAmerica Series Trust Portfolios**	—	—	17,093,780	—	—	50,270	—	17,144,050
**	See Portfolio of Investments for details

Note 9.  Investment Concentrations

Some of the Portfolio may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of January 31, 2012: The Global Bond Portfolio had 22.8% and 16.0% of its net assets invested in securities domiciled in Japan and Germany. The International Growth and Income Portfolio had 22.4% and 18.5% of its net assets invested in equity securities of companies domiciled in United Kingdom and Japan, respectively. Additionally, International Diversified Equities Portfolio had 21.1% and 20.0% of its net assets invested in Japan and United Kingdom, the Emerging Market Portfolio had 18.6% and 16.3% of net assets in Brazil and South Korea and Foreign Value Portfolio had 16.0% of its net assets invested in United Kingdom.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of January 31, 2012, the Real Estate Portfolio had 93.5% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of January 31, 2012, the Technology Portfolio had 87.8% of its net assets invested in technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Developments that could adversely affect the Portfolio include increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of January 31, 2012, the Telecom Utility Portfolio had 85.5% of its net assets invested in utility companies.

274

Note 10.  Line of Credit

The SAAMCo family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10.0 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Prior to September 16, 2011, the commitment fee was 12.5 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2012, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Corporate Bond Fund	1	$768	$19,821,570	1.39%
High-Yield Bond	20	1,462	1,875,377	1.41
Equity Opportunities Portfolio	21	158	193,140	1.40
Davis Venture Value Portfolio	1	86	2,214,307	1.39
“Dogs” of Wall Street Portfolio	26	663	662,901	1.39
Alliance Growth	36	808	567,333	1.43
Capital Growth	8	43	140,667	1.39
Small Company Value Portfolio	2	348	4,476,943	1.40
Mid-Cap Growth	2	20	264,141	1.38
Technology	4	28	180,972	1.40
Small & Mid- Cap Value Portfolio	3	716	6,141,145	1.40
International Growth and Income	8	191	603,253	1.43
Global Equities	40	339	216,741	1.40
Emerging Markets Portfolio	63	4,867	1,921,746	1.43

At January 31, 2012, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2012, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended January 31, 2012, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Corporate Bond	$482,188	$1,339,563	$34,434
Telecom Utility	—	18,390	684
Equity Opportunities	561,700	480,371	100,117
Capital Growth	99,407	—	—
Growth Opportunities	2,579,487	533,039	16,900

275

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

Cash Management Portfolio — Class 1
01/31/08	$11.15	$0.54	$(0.06)	$0.48	$(0.42)	$—	$(0.42)	$11.21	4.35%	$293,097	0.51%	4.81%	—%
01/31/09	11.21	0.23	(0.13)	0.10	(0.34)	—	(0.34)	10.97	0.94	301,076	0.49	2.03	—
01/31/10	10.97	(0.01)	0.00	(0.01)	(0.27)	—	(0.27)	10.69	(0.05)	184,424	0.51	(0.05)	—
01/31/11	10.69	(0.03)	0.01	(0.02)	—	—	—	10.67	(0.19)	138,751	0.52	(0.26)	—
01/31/12	10.67	(0.03)	0.00	(0.03)	—	—	—	10.64	(0.28)	112,296	0.51	(0.27)	—

Cash Management Portfolio — Class 2
01/31/08	11.13	0.52	(0.06)	0.46	(0.40)	—	(0.40)	11.19	4.21	71,673	0.66	4.66	—
01/31/09	11.19	0.21	(0.12)	0.09	(0.33)	—	(0.33)	10.95	0.80	64,643	0.64	1.90	—
01/31/10	10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66	(0.20)	—
01/31/11	10.67	(0.04)	0.00	(0.04)	—	—	—	10.63	(0.37)	27,953	0.67	(0.41)	—
01/31/12	10.63	(0.05)	0.01	(0.04)	—	—	—	10.59	(0.38)	23,268	0.66	(0.42)	.

Cash Management Portfolio — Class 3
01/31/08	11.11	0.50	(0.05)	0.45	(0.39)	—	(0.39)	11.17	4.12	295,071	0.77	4.55	—
01/31/09	11.17	0.19	(0.11)	0.08	(0.32)	—	(0.32)	10.93	0.70	403,799	0.74	1.73	—
01/31/10	10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76	(0.31)	—
01/31/11	10.66	(0.05)	(0.01)	(0.06)	—	—	—	10.60	(0.56)	196,908	0.77	(0.51)	—
01/31/12	10.60	(0.06)	0.01	(0.05)	—	—	—	10.55	(0.47)	193,277	0.76	(0.52)	—

Corporate Bond Portfolio — Class 1
01/31/08	11.79	0.65	0.10	0.75	(0.48)	—	(0.48)	12.06	6.46	289,694	0.59	5.42	29
01/31/09	12.06	0.74	(1.56)	(0.82)	(0.52)	—	(0.52)	10.72	(6.55)	222,114	0.59	6.41	59
01/31/10	10.72	0.87	2.33	3.20	(0.77)	—	(0.77)	13.15	30.18	260,596	0.59	7.18	33
01/31/11	13.15	0.88	0.44	1.32	(0.89)	—	(0.89)	13.58	10.04	238,501	0.59	6.44	29
01/31/12	13.58	0.82	0.19	1.01	(0.91)	(0.07)	(0.98)	13.61	7.84	214,284	0.58	5.95	28

Corporate Bond Portfolio — Class 2
01/31/08	11.77	0.63	0.10	0.73	(0.46)	—	(0.46)	12.04	6.32	58,002	0.74	5.27	29
01/31/09	12.04	0.72	(1.56)	(0.84)	(0.50)	—	(0.50)	10.70	(6.72)	43,905	0.74	6.25	59
01/31/10	10.70	0.85	2.33	3.18	(0.75)	—	(0.75)	13.13	30.06	50,844	0.74	7.03	33
01/31/11	13.13	0.86	0.43	1.29	(0.87)	—	(0.87)	13.55	9.82	45,842	0.74	6.29	29
01/31/12	13.55	0.80	0.19	0.99	(0.88)	(0.07)	(0.95)	13.59	7.72	39,144	0.73	5.80	28

Corporate Bond Portfolio — Class 3
01/31/08	11.75	0.60	0.12	0.72	(0.45)	—	(0.45)	12.02	6.23	497,661	0.84	5.16	29
01/31/09	12.02	0.71	(1.56)	(0.85)	(0.49)	—	(0.49)	10.68	(6.83)	518,641	0.84	6.23	59
01/31/10	10.68	0.83	2.33	3.16	(0.74)	—	(0.74)	13.10	29.91	679,924	0.84	6.90	33
01/31/11	13.10	0.83	0.44	1.27	(0.86)	—	(0.86)	13.51	9.70	742,538	0.84	6.18	29
01/31/12	13.51	0.77	0.21	0.99	(0.88)	(0.07)	(0.95)	13.55	7.69	799,913	0.83	5.69	28

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

276

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Global Bond Portfolio — Class 1
01/31/08	$10.64	$0.49	$1.32	$1.81	$(0.06)	$(0.05)	$(0.11)	$12.34	17.15%	$113,115	0.82	%(1)	4.44	%(1)	55%
01/31/09	12.34	0.31	(0.56)	(0.25)	(0.39)	(0.07)	(0.46)	11.63	(1.77)	93,219	0.77		2.59		89
01/31/10	11.63	0.33	1.10	1.43	(0.43)	(0.30)	(0.73)	12.33	12.29	89,061	0.71		2.69		72
01/31/11	12.33	0.26	0.43	0.69	(0.53)	(0.24)	(0.77)	12.25	5.34	82,254	0.74		2.07		98
01/31/12	12.25	0.24	0.65	0.89	(0.29)	(0.18)	(0.47)	12.67	7.38	75,908	0.72		1.90		155

Global Bond Portfolio — Class 2
01/31/08	10.58	0.48	1.32	1.80	(0.05)	(0.05)	(0.10)	12.28	17.07	22,151	0.97	(1)	4.29	(1)	55
01/31/09	12.28	0.30	(0.57)	(0.27)	(0.38)	(0.07)	(0.45)	11.56	(2.01)	19,305	0.92		2.44		89
01/31/10	11.56	0.31	1.10	1.41	(0.41)	(0.30)	(0.71)	12.26	12.20	18,178	0.86		2.54		72
01/31/11	12.26	0.24	0.43	0.67	(0.51)	(0.24)	(0.75)	12.18	5.21	16,784	0.89		1.92		98
01/31/12	12.18	0.22	0.64	0.86	(0.27)	(0.18)	(0.45)	12.59	7.16	14,388	0.87		1.77		155

Global Bond Portfolio — Class 3
01/31/08	10.55	0.45	1.34	1.79	(0.04)	(0.05)	(0.09)	12.25	17.01	112,182	1.07	(1)	4.18	(1)	55
01/31/09	12.25	0.28	(0.57)	(0.29)	(0.36)	(0.07)	(0.43)	11.53	(2.10)	134,028	1.02		2.34		89
01/31/10	11.53	0.29	1.10	1.39	(0.40)	(0.30)	(0.70)	12.22	12.05	161,802	0.96		2.43		72
01/31/11	12.22	0.22	0.44	0.66	(0.51)	(0.24)	(0.75)	12.13	5.09	190,660	0.99		1.82		98
01/31/12	12.13	0.20	0.65	0.85	(0.27)	(0.18)	(0.45)	12.53	7.06	229,351	0.97		1.63		155

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The ratio is gross of custody credits of 0.01%.

See Notes to Financial Statements

277

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/08	$7.54	$0.59	$(0.76)	$(0.17)	$(0.57)	$—	$(0.57)	$6.80	(2.63)%		$156,636	0.74%	7.78%	78%
01/31/09	6.80	0.63	(2.42)	(1.79)	(0.72)	—	(0.72)	4.29	(27.54)		96,492	0.75	10.37	66
01/31/10	4.29	0.53	1.13	1.66	(0.46)	—	(0.46)	5.49	39.38	(1)	123,988	0.74	10.58	112
01/31/11	5.49	0.46	0.40	0.86	(0.57)	—	(0.57)	5.78	16.15	(1)	120,149	0.73	8.13	110
01/31/12	5.78	0.43	(0.19)	0.24	(0.50)	—	(0.50)	5.52	4.85		101,784	0.72	7.51	79

High-Yield Bond Portfolio — Class 2
01/31/08	7.53	0.57	(0.75)	(0.18)	(0.56)	—	(0.56)	6.79	(2.78)		30,617	0.89	7.55	78
01/31/09	6.79	0.62	(2.42)	(1.80)	(0.71)	—	(0.71)	4.28	(27.75)		18,835	0.91	10.22	66
01/31/10	4.28	0.52	1.13	1.65	(0.45)	—	(0.45)	5.48	39.25	(1)	25,358	0.89	10.40	112
01/31/11	5.48	0.46	0.38	0.84	(0.56)	—	(0.56)	5.76	15.80	(1)	22,606	0.88	8.00	110
01/31/12	5.76	0.42	(0.18)	0.24	(0.49)	—	(0.49)	5.51	4.85		18,941	0.87	7.37	79

High-Yield Bond Portfolio — Class 3
01/31/08	7.52	0.54	(0.73)	(0.19)	(0.55)	—	(0.55)	6.78	(2.87)		100,290	0.99	7.44	78
01/31/09	6.78	0.60	(2.40)	(1.80)	(0.70)	—	(0.70)	4.28	(27.71)		89,967	1.01	10.29	66
01/31/10	4.28	0.51	1.13	1.64	(0.45)	—	(0.45)	5.47	38.88	(1)	135,691	0.99	10.25	112
01/31/11	5.47	0.45	0.39	0.84	(0.56)	—	(0.56)	5.75	15.78	(1)	150,777	0.98	7.88	110
01/31/12	5.75	0.41	(0.17)	0.24	(0.49)	—	(0.49)	5.50	4.80		169,295	0.97	7.21	79

Total Return Bond Portfolio — Class 1
01/31/08	7.68	0.52	(0.07)	0.45	(0.52)	—	(0.52)	7.61	5.90		66,587	0.97	6.66	33
01/31/09	7.61	0.31	0.07	0.38	(0.27)	—	(0.27)	7.72	5.31		78,982	0.81	4.14	348
01/31/10	7.72	0.28	0.72	1.00	(0.16)	—	(0.16)	8.56	13.05		115,667	0.68	3.45	177
01/31/11	8.56	0.21	0.18	0.39	(0.24)	—	(0.24)	8.71	4.50		125,024	0.67	2.35	289
01/31/12	8.71	0.23	0.46	0.69	(0.14)	(0.11)	(0.25)	9.15	7.96		130,310	0.66	2.57	147

Total Return Bond Portfolio — Class 2
01/31/08	7.65	0.51	(0.07)	0.44	(0.51)	—	(0.51)	7.58	5.77		7,507	1.12	6.51	33
01/31/09	7.58	0.29	0.08	0.37	(0.26)	—	(0.26)	7.69	5.16		13,389	0.96	3.89	348
01/31/10	7.69	0.27	0.71	0.98	(0.15)	—	(0.15)	8.52	12.82		24,224	0.83	3.30	177
01/31/11	8.52	0.19	0.19	0.38	(0.23)	—	(0.23)	8.67	4.38		24,816	0.82	2.20	289
01/31/12	8.67	0.22	0.44	0.66	(0.12)	(0.11)	(0.23)	9.10	7.72		22,925	0.81	2.42	147

Total Return Bond Portfolio — Class 3
01/31/08	7.64	0.49	(0.07)	0.42	(0.50)	—	(0.50)	7.56	5.55		7,617	1.22	6.50	33
01/31/09	7.56	0.23	0.13	0.36	(0.25)	—	(0.25)	7.67	5.07		134,355	1.03	3.31	348
01/31/10	7.67	0.25	0.73	0.98	(0.15)	—	(0.15)	8.50	12.77		289,484	0.93	3.14	177
01/31/11	8.50	0.18	0.18	0.36	(0.22)	—	(0.22)	8.64	4.18		493,783	0.92	2.09	289
01/31/12	8.64	0.20	0.46	0.66	(0.12)	(0.11)	(0.23)	9.07	7.65		753,735	0.91	2.33	147

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

278

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

Balanced Portfolio — Class 1
01/31/08	$15.13	$0.38	$(0.26)	$0.12	$(0.46)	$—	$(0.46)	$14.79	0.61	%(3)	$152,768	0.78%	2.45%	74%
01/31/09	14.79	0.34	(4.20)	(3.86)	(0.48)	—	(0.48)	10.45	(26.36)		86,808	0.80	2.52	91
01/31/10	10.45	0.25	2.55	2.80	(0.42)	—	(0.42)	12.83	26.80		93,954	0.84	2.08	108
01/31/11	12.83	0.25	1.74	1.99	(0.27)	—	(0.27)	14.55	15.62		95,033	0.83	1.79	104
01/31/12	14.55	0.24	0.50	0.74	(0.27)	—	(0.27)	15.02	5.21		85,104	0.83	1.61	127

Balanced Portfolio — Class 2
01/31/08	15.11	0.36	(0.26)	0.10	(0.44)	—	(0.44)	14.77	0.47	(3)	18,865	0.93	2.30	74
01/31/09	14.77	0.32	(4.19)	(3.87)	(0.46)	—	(0.46)	10.44	(26.48)		10,879	0.95	2.38	91
01/31/10	10.44	0.23	2.55	2.78	(0.40)	—	(0.40)	12.82	26.63		11,919	0.99	1.93	108
01/31/11	12.82	0.23	1.74	1.97	(0.25)	—	(0.25)	14.54	15.49		11,255	0.98	1.64	104
01/31/12	14.54	0.22	0.49	0.71	(0.25)	—	(0.25)	15.00	4.99		9,492	0.98	1.47	127

Balanced Portfolio — Class 3
01/31/08	15.09	0.34	(0.26)	0.08	(0.42)	—	(0.42)	14.75	0.38	(3)	19,232	1.03	2.19	74
01/31/09	14.75	0.30	(4.18)	(3.88)	(0.44)	—	(0.44)	10.43	(26.54)		14,287	1.06	2.28	91
01/31/10	10.43	0.21	2.54	2.75	(0.38)	—	(0.38)	12.80	26.43		20,834	1.09	1.80	108
01/31/11	12.80	0.20	1.76	1.96	(0.24)	—	(0.24)	14.52	15.42		31,514	1.08	1.51	104
01/31/12	14.52	0.20	0.49	0.69	(0.23)	—	(0.23)	14.98	4.90		45,154	1.08	1.36	127

MFS Total Return Portfolio — Class 1
01/31/08	18.19	0.49	(0.35)	0.14	(0.49)	(0.87)	(1.36)	16.97	0.43	(2)	569,694	0.71	2.65	58
01/31/09	16.97	0.45	(4.46)	(4.01)	(0.52)	(1.09)	(1.61)	11.35	(24.37)		337,869	0.72	2.95	56
01/31/10	11.35	0.37	2.32	2.69	(0.50)	—	(0.50)	13.54	23.76		349,752	0.72	2.87	38
01/31/11	13.54	0.34	1.35	1.69	(0.42)	—	(0.42)	14.81	12.62		330,082	0.72	2.37	31
01/31/12	14.81	0.37	0.12	0.49	(0.41)	—	(0.41)	14.89	3.48		277,370	0.71	2.46	18

MFS Total Return Portfolio — Class 2
01/31/08	18.17	0.46	(0.35)	0.11	(0.47)	(0.87)	(1.34)	16.94	0.23	(2)	113,207	0.86	2.50	58
01/31/09	16.94	0.43	(4.45)	(4.02)	(0.49)	(1.09)	(1.58)	11.34	(24.45)		62,628	0.87	2.80	56
01/31/10	11.34	0.35	2.31	2.66	(0.48)	—	(0.48)	13.52	23.49		61,969	0.87	2.73	38
01/31/11	13.52	0.32	1.35	1.67	(0.40)	—	(0.40)	14.79	12.46		57,793	0.87	2.22	31
01/31/12	14.79	0.34	0.12	0.46	(0.38)	—	(0.38)	14.87	3.29		48,757	0.86	2.31	18

MFS Total Return Portfolio — Class 3
01/31/08	18.14	0.43	(0.34)	0.09	(0.45)	(0.87)	(1.32)	16.91	0.12	(2)	434,923	0.96	2.38	58
01/31/09	16.91	0.40	(4.42)	(4.02)	(0.48)	(1.09)	(1.57)	11.32	(24.54)		312,173	0.97	2.71	56
01/31/10	11.32	0.33	2.32	2.65	(0.47)	—	(0.47)	13.50	23.40		363,791	0.97	2.60	38
01/31/11	13.50	0.30	1.36	1.66	(0.39)	—	(0.39)	14.77	12.39		365,072	0.97	2.12	31
01/31/12	14.77	0.33	0.12	0.45	(0.37)	—	(0.37)	14.85	3.19		326,242	0.96	2.21	18

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
Balanced Class 1	0.01%	0.01%	0.00%	0.00%	0.00%
Balanced Class 2	0.01	0.01	0.00	0.00	0.00
Balanced Class 3	0.01	0.01	0.00	0.00	0.00
MFS Total Return Class 1	0.01	0.01	0.01	0.00	0.00
MFS Total Return Class 2	0.01	0.01	0.01	0.00	0.00
MFS Total Return Class 3	0.00	0.01	0.01	0.00	0.00

(2)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate.
(3)	The Portfolio’s total return was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

279

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SunAmerica Dynamic Allocation Portfolio — Class 3
01/23/12#-01/31/12	$10.00	$(0.01)	$0.07	$0.06	$—	$—	$—	$10.06	0.60%	$21,444	0.55	%(1)†	(0.34	)%(1)†	0%

Telecom Utility Portfolio — Class 1
01/31/08	10.94	0.30	0.97	1.27	(0.38)	—	(0.38)	11.83	11.38	46,594	1.02	(2)	2.44	(2)	171
01/31/09	11.83	0.27	(4.25)	(3.98)	(0.28)	—	(0.28)	7.57	(33.75)	22,918	1.03	(2)	2.54	(2)	69
01/31/10	7.57	0.33	1.82	2.15	(0.50)	—	(0.50)	9.22	28.40	23,270	1.06	(2)	3.83	(2)	66
01/31/11	9.22	0.31	1.64	1.95	(0.29)	—	(0.29)	10.88	21.40	23,542	1.15	(2)	3.08	(2)	53
01/31/12	10.88	0.37	0.15	0.52	(0.27)	—	(0.27)	11.13	4.87	22,471	1.17	(2)	3.25	(2)	51

Telecom Utility Portfolio — Class 2
01/31/08	10.93	0.27	0.97	1.24	(0.36)	—	(0.36)	11.81	11.17	6,263	1.18	(2)	2.24	(2)	171
01/31/09	11.81	0.25	(4.24)	(3.99)	(0.26)	—	(0.26)	7.56	(33.88)	3,556	1.18	(2)	2.39	(2)	69
01/31/10	7.56	0.32	1.81	2.13	(0.48)	—	(0.48)	9.21	28.23	3,489	1.21	(2)	3.71	(2)	66
01/31/11	9.21	0.29	1.66	1.95	(0.28)	—	(0.28)	10.88	21.33	3,236	1.30	(2)	2.95	(2)	53
01/31/12	10.88	0.35	0.14	0.49	(0.25)	—	(0.25)	11.12	4.64	3,116	1.32	(2)	3.12	(2)	51

Telecom Utility Portfolio — Class 3
01/31/08	10.91	0.19	1.04	1.23	(0.35)	—	(0.35)	11.79	11.12	7,659	1.35	(2)	1.65	(2)	171
01/31/09	11.79	0.24	(4.23)	(3.99)	(0.25)	—	(0.25)	7.55	(33.94)	7,674	1.29	(2)	2.40	(2)	69
01/31/10	7.55	0.29	1.83	2.12	(0.47)	—	(0.47)	9.20	28.14	9,595	1.31	(2)	3.37	(2)	66
01/31/11	9.20	0.28	1.65	1.93	(0.27)	—	(0.27)	10.86	21.20	11,500	1.40	(2)	2.80	(2)	53
01/31/12	10.86	0.30	0.18	0.48	(0.24)	—	(0.24)	11.10	4.55	20,437	1.42	(2)	2.76	(2)	51

Equity Index Portfolio — Class 1
01/31/08	12.18	0.18	(0.49)	(0.31)	(0.20)	—	(0.20)	11.67	(2.76)	30,261	0.55	(1)	1.44	(1)	2
01/31/09	11.67	0.18	(4.66)	(4.48)	(0.22)	—	(0.22)	6.97	(38.73)	15,907	0.55	(1)	1.74	(1)	4
01/31/10	6.97	0.14	2.11	2.25	(0.22)	—	(0.22)	9.00	32.31	17,029	0.55	(1)	1.68	(1)	3
01/31/11	9.00	0.14	1.80	1.94	(0.16)	—	(0.16)	10.78	21.76	18,563	0.55	(1)	1.46	(1)	22
01/31/12	10.78	0.16	0.22	0.38	(0.17)	—	(0.17)	10.99	3.66	18,485	0.55	(1)	1.52	(1)	32

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	Commencement of operations
†	Annualized
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/08	1/09	1/10	1/11	1/12		1/08	1/09	1/10	1/11	1/12
SunAmerica Dynamic Allocation Class 3	—	—	—	—	10.18	%†	—	—	—	—	(9.97	)%†
Equity Index Class 1	0.70%	0.81%	0.87%	0.88%	1.06%		1.29%	1.48%	1.36%	1.13%	1.01%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
Telecom Utility Class 1	0.02%	0.01%	0.01%	0.01%	0.00%
Telecom Utility Class 2	0.02	0.01	0.01	0.01	0.00
Telecom Utility Class 3	0.02	0.01	0.01	0.01	0.00

See Notes to Financial Statements

280

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/08	$27.78	$0.19	$(0.56)	$(0.37)	$(0.28)	$—	$(0.28)	$27.13	(1.46)%	$418,964	0.64	%(1)	0.69	%(1)	34%
01/31/09	27.13	0.20	(10.64)	(10.44)	(0.27)	(3.04)	(3.31)	13.38	(40.37)	190,022	0.68	(1)	0.90	(1)	70
01/31/10	13.38	0.14	3.69	3.83	(0.23)	—	(0.23)	16.98	28.61	198,240	0.71	(1)	0.90	(1)	49
01/31/11	16.98	0.18	2.87	3.05	(0.17)	—	(0.17)	19.86	18.08	194,380	0.74	(1)	0.97	(1)	129
01/31/12	19.86	0.53	1.60	2.13	(0.20)	—	(0.20)	21.79	10.83	180,705	0.73	(1)	2.51	(1)	49

Growth-Income Portfolio — Class 2
01/31/08	27.74	0.15	(0.57)	(0.42)	(0.24)	—	(0.24)	27.08	(1.63)	29,346	0.79	(1)	0.54	(1)	34
01/31/09	27.08	0.17	(10.61)	(10.44)	(0.23)	(3.04)	(3.27)	13.37	(40.43)	12,742	0.83	(1)	0.74	(1)	70
01/31/10	13.37	0.12	3.68	3.80	(0.20)	—	(0.20)	16.97	28.39	12,657	0.86	(1)	0.75	(1)	49
01/31/11	16.97	0.15	2.87	3.02	(0.15)	—	(0.15)	19.84	17.88	11,910	0.89	(1)	0.82	(1)	129
01/31/12	19.84	0.49	1.61	2.10	(0.17)	—	(0.17)	21.77	10.69	11,423	0.88	(1)	2.35	(1)	49

Growth-Income Portfolio — Class 3
01/31/08	27.70	0.14	(0.59)	(0.45)	(0.21)	—	(0.21)	27.04	(1.71)	29,996	0.89	(1)	0.44	(1)	34
01/31/09	27.04	0.14	(10.59)	(10.45)	(0.19)	(3.04)	(3.23)	13.36	(40.49)	15,633	0.93	(1)	0.64	(1)	70
01/31/10	13.36	0.10	3.68	3.78	(0.18)	—	(0.18)	16.96	28.25	18,005	0.96	(1)	0.64	(1)	49
01/31/11	16.96	0.13	2.88	3.01	(0.14)	—	(0.14)	19.83	17.79	20,709	0.99	(1)	0.74	(1)	129
01/31/12	19.83	0.43	1.64	2.07	(0.15)	—	(0.15)	21.75	10.54	67,491	0.97	(1)	2.16	(1)	49

Equity Opportunities Portfolio — Class 1
01/31/08	19.26	0.19	(1.25)	(1.06)	(0.35)	(1.96)	(2.31)	15.89	(7.05)	110,739	0.88	(1)	1.00	(1)	170
01/31/09	15.89	0.11	(5.97)	(5.86)	(0.23)	(2.82)	(3.05)	6.98	(40.05)	50,402	1.00		0.88		142
01/31/10	6.98	0.07	2.76	2.83	(0.12)	—	(0.12)	9.69	40.50	57,061	1.03		0.81		147
01/31/11	9.69	0.08	2.04	2.12	(0.08)	—	(0.08)	11.73	21.90	57,586	0.90		0.73		49
01/31/12	11.73	0.08	0.30	0.38	(0.07)	—	(0.07)	12.04	3.28	48,195	0.91		0.70		36

Equity Opportunities Portfolio — Class 2
01/31/08	19.22	0.16	(1.25)	(1.09)	(0.32)	(1.96)	(2.28)	15.85	(7.20)	15,375	1.04	(1)	0.85	(1)	170
01/31/09	15.85	0.09	(5.95)	(5.86)	(0.20)	(2.82)	(3.02)	6.97	(40.11)	7,397	1.15		0.73		142
01/31/10	6.97	0.06	2.75	2.81	(0.10)	—	(0.10)	9.68	40.28	8,455	1.18		0.67		147
01/31/11	9.68	0.06	2.03	2.09	(0.06)	—	(0.06)	11.71	21.64	8,364	1.05		0.58		49
01/31/12	11.71	0.06	0.31	0.37	(0.05)	—	(0.05)	12.03	3.18	6,703	1.06		0.55		36

Equity Opportunities Portfolio — Class 3
01/31/08	19.19	0.13	(1.23)	(1.10)	(0.30)	(1.96)	(2.26)	15.83	(7.23)	57,467	1.14	(1)	0.73	(1)	170
01/31/09	15.83	0.08	(5.96)	(5.88)	(0.18)	(2.82)	(3.00)	6.95	(40.28)	29,036	1.25		0.62		142
01/31/10	6.95	0.05	2.74	2.79	(0.08)	—	(0.08)	9.66	40.22	33,239	1.28		0.56		147
01/31/11	9.66	0.05	2.03	2.08	(0.05)	—	(0.05)	11.69	21.57	34,010	1.15		0.48		49
01/31/12	11.69	0.05	0.31	0.36	(0.04)	—	(0.04)	12.01	3.07	29,537	1.16		0.45		36

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
Growth-Income Class 1	0.00%	0.01%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.01	0.01	0.00	0.00	0.00
Growth-Income Class 3	0.01	0.01	0.00	0.00	0.00
Equity Opportunities Class 1	0.03	—	—	—	—
Equity Opportunities Class 2	0.02	—	—	—	—
Equity Opportunities Class 3	0.02	—	—	—	—

See Notes to Financial Statements

281

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Davis Venture Value Portfolio — Class 1
01/31/08	$33.22	$0.41	$(0.51)	$(0.10)	$(0.31)	$(1.54)	$(1.85)	$31.27	(0.80)%		$1,348,011	0.77	%(1)	1.21	%(1)	14%
01/31/09	31.27	0.29	(12.30)	(12.01)	(0.48)	(4.11)	(4.59)	14.67	(41.35	)(2)	606,016	0.78	(1)	1.12	(1)	16
01/31/10	14.67	0.15	6.00	6.15	(0.30)	(0.44)	(0.74)	20.08	41.94		700,922	0.77	(1)	0.81	(1)	14
01/31/11	20.08	0.18	3.42	3.60	(0.16)	—	(0.16)	23.52	18.01		684,524	0.79	(1)	0.86	(1)	11
01/31/12	23.52	0.23	(0.53)	(0.30)	(0.31)	—	(0.31)	22.91	(1.16)		552,275	0.78	(1)	1.01	(1)	13

Davis Venture Value Portfolio — Class 2
01/31/08	33.16	0.36	(0.52)	(0.16)	(0.26)	(1.54)	(1.80)	31.20	(0.96)		187,528	0.92	(1)	1.06	(1)	14
01/31/09	31.20	0.25	(12.26)	(12.01)	(0.43)	(4.11)	(4.54)	14.65	(41.42	)(2)	85,946	0.93	(1)	0.97	(1)	16
01/31/10	14.65	0.12	5.99	6.11	(0.26)	(0.44)	(0.70)	20.06	41.73		97,993	0.92	(1)	0.66	(1)	14
01/31/11	20.06	0.15	3.41	3.56	(0.14)	—	(0.14)	23.48	17.78		94,096	0.94	(1)	0.71	(1)	11
01/31/12	23.48	0.20	(0.52)	(0.32)	(0.27)	—	(0.27)	22.89	(1.27)		75,904	0.93	(1)	0.86	(1)	13

Davis Venture Value Portfolio — Class 3
01/31/08	33.11	0.31	(0.51)	(0.20)	(0.23)	(1.54)	(1.77)	31.14	(1.07)		734,025	1.02	(1)	0.93	(1)	14
01/31/09	31.14	0.22	(12.24)	(12.02)	(0.39)	(4.11)	(4.50)	14.62	(41.49	)(2)	435,006	1.03	(1)	0.88	(1)	16
01/31/10	14.62	0.10	5.98	6.08	(0.24)	(0.44)	(0.68)	20.02	41.59		562,676	1.02	(1)	0.55	(1)	14
01/31/11	20.02	0.13	3.41	3.54	(0.12)	—	(0.12)	23.44	17.72		633,248	1.04	(1)	0.61	(1)	11
01/31/12	23.44	0.17	(0.52)	(0.35)	(0.25)	—	(0.25)	22.84	(1.37)		607,474	1.03	(1)	0.75	(1)	13

“Dogs” of Wall Street Portfolio — Class 1
01/31/08	12.00	0.25	(0.55)	(0.30)	(0.31)	(0.72)	(1.03)	10.67	(2.89)		45,384	0.73	(1)	2.24	(1)	61
01/31/09	10.67	0.29	(3.81)	(3.52)	(0.33)	(1.71)	(2.04)	5.11	(37.13)		21,919	0.75	(1)	3.31	(1)	74
01/31/10	5.11	0.20	1.65	1.85	(0.30)	—	(0.30)	6.66	36.46		24,588	0.78		3.35		66
01/31/11	6.66	0.21	1.03	1.24	(0.21)	—	(0.21)	7.69	18.71		26,724	0.78		2.84		45
01/31/12	7.69	0.23	1.00	1.23	(0.19)	—	(0.19)	8.73	16.15		30,404	0.74		2.80		56

“Dogs” of Wall Street Portfolio — Class 2
01/31/08	11.98	0.24	(0.55)	(0.31)	(0.29)	(0.72)	(1.01)	10.66	(2.94)		14,126	0.88	(1)	2.09	(1)	61
01/31/09	10.66	0.27	(3.80)	(3.53)	(0.31)	(1.71)	(2.02)	5.11	(37.20)		6,790	0.90	(1)	3.17	(1)	74
01/31/10	5.11	0.19	1.65	1.84	(0.29)	—	(0.29)	6.66	36.19		7,683	0.93		3.19		66
01/31/11	6.66	0.20	1.02	1.22	(0.20)	—	(0.20)	7.68	18.38		7,429	0.93		2.70		45
01/31/12	7.68	0.22	0.99	1.21	(0.17)	—	(0.17)	8.72	16.01		7,287	0.89		2.65		56

“Dogs” of Wall Street Portfolio — Class 3
01/31/08	11.96	0.22	(0.54)	(0.32)	(0.28)	(0.72)	(1.00)	10.64	(3.04)		19,060	0.99	(1)	1.99	(1)	61
01/31/09	10.64	0.26	(3.79)	(3.53)	(0.30)	(1.71)	(2.01)	5.10	(37.27)		10,859	1.00	(1)	3.08	(1)	74
01/31/10	5.10	0.18	1.65	1.83	(0.28)	—	(0.28)	6.65	36.09		14,054	1.03		3.06		66
01/31/11	6.65	0.18	1.03	1.21	(0.20)	—	(0.20)	7.66	18.24		25,784	1.03		2.57		45
01/31/12	7.66	0.21	1.00	1.21	(0.17)	—	(0.17)	8.70	15.95		41,070	0.99		2.55		56

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
Davis Venture Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	0.01	0.00	—	—	—
“Dogs” of Wall Street Class 2	0.01	0.00	—	—	—
“Dogs” of Wall Street Class 3	0.01	0.00	—	—	—
(2)	The Portfolio’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

282

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Alliance Growth Portfolio — Class 1
01/31/08	$22.48	$0.04	$(0.04)	$0.00	$(0.01)	$—	$(0.01)	$22.47	(0.00)%	$470,282	0.66%	0.15%	110%
01/31/09	22.47	0.09	(8.31)	(8.22)	(0.03)	—	(0.03)	14.22	(36.59)	227,852	0.68	0.43	98
01/31/10	14.22	0.16	5.39	5.55	(0.11)	—	(0.11)	19.66	39.01	257,596	0.68	0.91	98
01/31/11	19.66	0.10	4.04	4.14	(0.18)	—	(0.18)	23.62	21.16	260,478	0.70	0.48	87
01/31/12	23.62	0.11	0.64	0.75	(0.12)	—	(0.12)	24.25	3.21	225,882	0.69	0.48	94

Alliance Growth Portfolio — Class 2
01/31/08	22.44	(0.00)	(0.03)	(0.03)	—	—	—	22.41	(0.13)	54,957	0.81	(0.00)	110
01/31/09	22.41	0.06	(8.29)	(8.23)	—	—	—	14.18	(36.72)	28,856	0.83	0.28	98
01/31/10	14.18	0.14	5.37	5.51	(0.08)	—	(0.08)	19.61	38.84	31,878	0.83	0.76	98
01/31/11	19.61	0.07	4.03	4.10	(0.15)	—	(0.15)	23.56	21.00	31,388	0.85	0.33	87
01/31/12	23.56	0.08	0.63	0.71	(0.08)	—	(0.08)	24.19	3.03	26,532	0.84	0.33	94

Alliance Growth Portfolio — Class 3
01/31/08	22.39	(0.03)	(0.02)	(0.05)	—	—	—	22.34	(0.22)	236,778	0.91	(0.11)	110
01/31/09	22.34	0.04	(8.26)	(8.22)	—	—	—	14.12	(36.80)	131,182	0.93	0.18	98
01/31/10	14.12	0.11	5.36	5.47	(0.06)	—	(0.06)	19.53	38.73	150,590	0.93	0.64	98
01/31/11	19.53	0.05	4.00	4.05	(0.13)	—	(0.13)	23.45	20.83	155,349	0.95	0.23	87
01/31/12	23.45	0.05	0.64	0.69	(0.05)	—	(0.05)	24.09	2.97	132,588	0.94	0.23	94

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
Alliance Growth Class 1	0.01%	0.01%	0.01%	0.00%	0.00%
Alliance Growth Class 2	0.01	0.01	0.01	0.00	0.00
Alliance Growth Class 3	0.01	0.01	0.01	0.00	0.00

See Notes to Financial Statements

283

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(2)		Ratio of net investment income (loss) to average net assets(2)		Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/08	9.01	(0.01)	0.22	0.21	(0.11)	—	(0.11)	9.11	2.20	16,081	1.13	(1)	(0.13	)(1)	120
01/31/09	9.11	(0.01)	(3.80)	(3.81)	—	—	—	5.30	(41.82)	7,374	1.06		(0.15)		62
01/31/10	5.30	0.00	2.13	2.13	—	—	—	7.43	40.19	10,774	1.00		0.02		47
01/31/11	7.43	0.01	1.28	1.29	—	—	—	8.72	17.36	9,843	1.04		0.08		57
01/31/12	8.72	0.03	0.19	0.22	—	—	—	8.95	2.64	8,122	1.00		0.39		26

Capital Growth Portfolio — Class 2
01/31/08	8.96	(0.03)	0.23	0.20	(0.10)	—	(0.10)	9.06	2.10	5,069	1.28	(1)	(0.29	)(1)	120
01/31/09	9.06	(0.02)	(3.78)	(3.80)	—	—	—	5.26	(41.94)	2,402	1.21		(0.30)		62
01/31/10	5.26	(0.01)	2.12	2.11	—	—	—	7.37	40.11	2,847	1.15		(0.11)		47
01/31/11	7.37	(0.01)	1.27	1.26	—	—	—	8.63	17.10	2,579	1.19		(0.07)		57
01/31/12	8.63	0.02	0.20	0.22	—	—	—	8.85	2.55	2,453	1.15		0.23		26

Capital Growth Portfolio — Class 3
01/31/08	8.94	(0.05)	0.24	0.19	(0.10)	—	(0.10)	9.03	1.91	41,607	1.40	(1)	(0.55	)(1)	120
01/31/09	9.03	(0.03)	(3.76)	(3.79)	—	—	—	5.24	(41.97)	43,391	1.32		(0.43)		62
01/31/10	5.24	(0.01)	2.10	2.09	—	—	—	7.33	39.89	52,840	1.25		(0.21)		47
01/31/11	7.33	(0.01)	1.26	1.25	—	—	—	8.58	17.05	57,071	1.29		(0.18)		57
01/31/12	8.58	0.01	0.20	0.21	—	—	—	8.79	2.45	51,159	1.25		0.14		26

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

1/08
Capital Growth Class 1	0.01%
Capital Growth Class 2	0.01
Capital Growth Class 3	0.01
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/08(1)	1/09	1/10	1/11	1/12	1/08(1)	1/09	1/10	1/11	1/12
Capital Growth Class 1	1.18%	1.11%	1.05%	1.09%	1.05%	(0.18)%	(0.20)%	(0.03)%	0.03%	0.34%
Capital Growth Class 2	1.33	1.26	1.20	1.24	1.20	(0.34)	(0.35)	(0.16)	(0.12)	0.18
Capital Growth Class 3	1.45	1.37	1.30	1.34	1.30	(0.60)	(0.48)	(0.26)	(0.23)	0.09

See Notes to Financial Statements

284

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/08	$14.15	$0.12	$0.30	$0.42	$(0.18)	$—	$(0.18)	$14.39	2.84	%(3)	$128,090	0.78%		0.81%		23%
01/31/09	14.39	0.17	(4.96)	(4.79)	(0.14)	—	(0.14)	9.46	(33.44)		65,174	0.79		1.31		33
01/31/10	9.46	0.14	2.85	2.99	(0.15)	—	(0.15)	12.30	31.65		71,683	0.79		1.26		37
01/31/11	12.30	0.12	1.96	2.08	(0.13)	—	(0.13)	14.25	16.98		71,022	0.79		0.88		23
01/31/12	14.25	0.15	0.00	0.15	(0.10)	—	(0.10)	14.30	1.10		60,799	0.78		1.06		23

MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/08	14.14	0.10	0.29	0.39	(0.16)	—	(0.16)	14.37	2.64	(3)	23,643	0.93		0.65		23
01/31/09	14.37	0.15	(4.95)	(4.80)	(0.12)	—	(0.12)	9.45	(33.55)		12,919	0.94		1.16		33
01/31/10	9.45	0.12	2.85	2.97	(0.13)	—	(0.13)	12.29	31.48		14,573	0.94		1.10		37
01/31/11	12.29	0.10	1.96	2.06	(0.11)	—	(0.11)	14.24	16.84		14,689	0.94		0.73		23
01/31/12	14.24	0.13	0.00	0.13	(0.08)	—	(0.08)	14.29	0.95		12,472	0.93		0.91		23

MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/08	14.12	0.08	0.29	0.37	(0.14)	—	(0.14)	14.35	2.56	(3)	53,153	1.03		0.55		23
01/31/09	14.35	0.13	(4.94)	(4.81)	(0.10)	—	(0.10)	9.44	(33.62)		68,881	1.04		1.05		33
01/31/10	9.44	0.11	2.84	2.95	(0.12)	—	(0.12)	12.27	31.30		118,375	1.04		0.95		37
01/31/11	12.27	0.08	1.97	2.05	(0.10)	—	(0.10)	14.22	16.77		193,423	1.04		0.62		23
01/31/12	14.22	0.11	0.00	0.11	(0.07)	—	(0.07)	14.26	0.79		269,546	1.03		0.80		23

Fundamental Growth Portfolio — Class 1
01/31/08	16.74	(0.01)	0.02	0.01	—	—	—	16.75	0.06		120,755	0.92	(2)	(0.04	)(2)	197
01/31/09	16.75	(0.01)	(6.77)	(6.78)	—	—	—	9.97	(40.48)		56,847	0.93		(0.12)		151
01/31/10	9.97	0.01	3.19	3.20	—	—	—	13.17	32.10		63,212	0.94	(2)	0.01	(2)	151
01/31/11	13.17	(0.03)	3.55	3.52	—	—	—	16.69	26.73		67,429	0.90	(2)	(0.23	)(2)	121
01/31/12	16.69	(0.01)	(0.05)	(0.06)	—	—	—	16.63	(0.36)		56,738	0.91	(2)	(0.08	)(2)	111

Fundamental Growth Portfolio — Class 2
01/31/08	16.69	(0.03)	0.02	(0.01)	—	—	—	16.68	(0.06)		6,295	1.07	(2)	(0.19	)(2)	197
01/31/09	16.68	(0.03)	(6.73)	(6.76)	—	—	—	9.92	(40.53)		3,041	1.08		(0.27)		151
01/31/10	9.92	(0.01)	3.17	3.16	—	—	—	13.08	31.85		3,383	1.09	(2)	(0.13	)(2)	151
01/31/11	13.08	(0.05)	3.53	3.48	—	—	—	16.56	26.61		3,517	1.05	(2)	(0.38	)(2)	121
01/31/12	16.56	(0.04)	(0.06)	(0.10)	—	—	—	16.46	(0.60)		2,863	1.06	(2)	(0.23	)(2)	111

Fundamental Growth Portfolio — Class 3
01/31/08	16.64	(0.05)	0.03	(0.02)	—	—	—	16.62	(0.12)		61,480	1.20	(2)	(0.32	)(2)	197
01/31/09	16.62	(0.04)	(6.71)	(6.75)	—	—	—	9.87	(40.61)		68,490	1.18		(0.32)		151
01/31/10	9.87	(0.02)	3.16	3.14	—	—	—	13.01	31.81		79,364	1.19	(2)	(0.24	)(2)	151
01/31/11	13.01	(0.07)	3.50	3.43	—	—	—	16.44	26.36		90,325	1.15	(2)	(0.48	)(2)	121
01/31/12	16.44	(0.05)	(0.06)	(0.11)	—	—	—	16.33	(0.67)		82,433	1.16	(2)	(0.33	)(2)	111

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
MFS Massachusetts Investors Trust Class 1	0.01%	0.01%	0.01%	0.00%	0.00%
MFS Massachusetts Investors Trust Class 2	0.00	0.01	0.01	0.00	0.00
MFS Massachusetts Investors Trust Class 3	0.01	0.01	0.01	0.00	0.00
Fundamental Growth Class 1	0.03	0.04	0.05	0.03	0.02
Fundamental Growth Class 2	0.03	0.04	0.05	0.03	0.02
Fundamental Growth Class 3	0.03	0.04	0.05	0.03	0.02
(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/08(1)	1/09	1/10(1)	1/11(1)	1/12(1)	1/08(1)	1/09	1/10(1)	1/11(1)	1/12(1)
Fundamental Growth Portfolio Class 1	0.94%	—	0.96%	0.95%	0.94%	(0.07)%	—	(0.01)%	(0.28)%	(0.11)%
Fundamental Growth Portfolio Class 2	1.09	—	1.11	1.10	1.09	(0.22)	—	(0.15)	(0.43)	(0.26)
Fundamental Growth Portfolio Class 3	1.21	—	1.21	1.20	1.19	(0.33)	—	(0.26)	(0.53)	(0.36)
(3)	The Portfolio’s total return was increased by less than 0.01% from a payment by an affiliate.

See Notes to Financial Statements

285

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/08	$7.13	$0.03	$0.11	$0.14	$(0.03)	$—	$(0.03)	$7.24	1.86%		$20,216	0.85%	0.34%	71%
01/31/09	7.24	0.02	(2.60)	(2.58)	(0.03)	—	(0.03)	4.63	(35.70	)(3)	9,323	0.85	0.26	51
01/31/10	4.63	0.02	1.58	1.60	(0.02)	—	(0.02)	6.21	34.54		11,435	0.85	0.38	45
01/31/11	6.21	0.01	1.22	1.23	(0.02)	—	(0.02)	7.42	19.82		10,313	0.85	0.24	101
01/31/12	7.42	0.01	(0.07)	(0.06)	(0.02)	—	(0.02)	7.34	(0.84)		11,410	0.85	0.16	201

Blue Chip Growth Portfolio — Class 2
01/31/08	7.12	0.02	0.12	0.14	(0.02)	—	(0.02)	7.24	1.88		8,812	1.00	0.21	71
01/31/09	7.24	0.01	(2.60)	(2.59)	(0.02)	—	(0.02)	4.63	(35.83	)(3)	4,449	1.00	0.11	51
01/31/10	4.63	0.01	1.58	1.59	(0.01)	—	(0.01)	6.21	34.33		4,900	1.00	0.23	45
01/31/11	6.21	0.01	1.20	1.21	(0.01)	—	(0.01)	7.41	19.51		4,984	1.00	0.08	101
01/31/12	7.41	0.00	(0.07)	(0.07)	(0.01)	—	(0.01)	7.33	(0.98)		3,959	1.00	0.02	201

Blue Chip Growth Portfolio — Class 3
01/31/08	7.11	0.00	0.13	0.13	(0.01)	—	(0.01)	7.23	1.80		16,270	1.10	0.05	71
01/31/09	7.23	0.00	(2.60)	(2.60)	(0.01)	—	(0.01)	4.62	(35.96	)(3)	10,761	1.10	0.01	51
01/31/10	4.62	0.01	1.57	1.58	(0.00)	—	(0.00)	6.20	34.27		19,854	1.10	0.09	45
01/31/11	6.20	0.00	1.20	1.20	(0.00)	—	(0.00)	7.40	19.44		48,823	1.10	(0.02)	101
01/31/12	7.40	(0.01)	(0.07)	(0.08)	(0.00)	—	(0.00)	7.32	(1.08)		70,389	1.10	(0.09)	201

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/08(2)	1/09(2)	1/10(2)	1/11(2)	1/12(2)	1/08(2)	1/09(2)	1/10(2)	1/11(2)	1/12(2)
Blue Chip Growth Class 1	0.91%	0.93%	0.97%	0.94%	0.89%	0.28%	0.17%	0.26%	0.16%	0.13%
Blue Chip Growth Class 2	1.06	1.09	1.12	1.09	1.04	0.15	0.02	0.11	(0.00)	(0.02)
Blue Chip Growth Class 3	1.17	1.19	1.22	1.18	1.14	(0.02)	(0.08)	(0.03)	(0.10)	(0.12)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
Blue Chip Growth Class 1	0.01%	0.01%	0.00%	0.01%	0.01%
Blue Chip Growth Class 2	0.01	0.01	0.00	0.01	0.01
Blue Chip Growth Class 3	0.01	0.01	0.00	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

286

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/08	$25.89	$0.48	$(5.30)	$(4.82)	$(0.34)	$(3.56)	$(3.90)	$17.17	(20.98	)%(3)	$98,168	0.84%		2.12%		60%
01/31/09	17.17	0.31	(7.85)	(7.54)	(0.53)	(2.20)	(2.73)	6.90	(49.83)		37,470	0.85	(2)	2.20	(2)	44
01/31/10	6.90	0.21	2.63	2.84	(0.19)	—	(0.19)	9.55	41.19	(3)	41,157	0.86	(2)	2.58	(2)	71
01/31/11	9.55	0.13	2.65	2.78	(0.21)	—	(0.21)	12.12	29.17		45,848	0.85		1.19		45
01/31/12	12.12	0.16	1.19	1.35	(0.12)	—	(0.12)	13.35	11.34		44,665	0.83		1.28		83

Real Estate Portfolio — Class 2
01/31/08	25.81	0.45	(5.30)	(4.85)	(0.30)	(3.56)	(3.86)	17.10	(21.13	)(3)	23,543	0.99		1.98		60
01/31/09	17.10	0.29	(7.82)	(7.53)	(0.49)	(2.20)	(2.69)	6.88	(49.87)		8,848	1.00	(2)	2.04	(2)	44
01/31/10	6.88	0.19	2.61	2.80	(0.16)	—	(0.16)	9.52	40.84	(3)	10,222	1.01	(2)	2.41	(2)	71
01/31/11	9.52	0.12	2.63	2.75	(0.19)	—	(0.19)	12.08	29.00		11,317	1.00		1.05		45
01/31/12	12.08	0.14	1.19	1.33	(0.10)	—	(0.10)	13.31	11.17		10,197	0.98		1.13		83

Real Estate Portfolio — Class 3
01/31/08	25.75	0.42	(5.27)	(4.85)	(0.28)	(3.56)	(3.84)	17.06	(21.17	)(3)	145,607	1.10		1.99		60
01/31/09	17.06	0.25	(7.78)	(7.53)	(0.47)	(2.20)	(2.67)	6.86	(49.94)		108,845	1.10	(2)	1.97	(2)	44
01/31/10	6.86	0.18	2.61	2.79	(0.15)	—	(0.15)	9.50	40.80	(3)	161,896	1.11	(2)	2.25	(2)	71
01/31/11	9.50	0.10	2.63	2.73	(0.19)	—	(0.19)	12.04	28.79		227,994	1.10		0.94		45
01/31/12	12.04	0.13	1.19	1.32	(0.10)	—	(0.10)	13.26	11.10		266,776	1.08		1.07		83

Small Company Value Portfolio — Class 1
01/31/08	17.82	0.11	(2.01)	(1.90)	—	(0.23)	(0.23)	15.69	(10.80)		6,633	1.19	(1)	0.60	(1)	3
01/31/09	15.69	0.12	(6.52)	(6.40)	(0.07)	(0.17)	(0.24)	9.05	(41.14)		3,058	1.12		0.86		11
01/31/10	9.05	0.11	4.01	4.12	(0.10)	—	(0.10)	13.07	45.46		3,800	1.11		0.91		6
01/31/11	13.07	0.08	4.17	4.25	(0.09)	—	(0.09)	17.23	32.62		5,146	1.10		0.57		12
01/31/12	17.23	0.09	0.37	0.46	(0.06)	—	(0.06)	17.63	2.76		4,081	1.07		0.55		16

Small Company Value Portfolio — Class 3
01/31/08	17.76	0.05	(1.97)	(1.92)	—	(0.23)	(0.23)	15.61	(10.95)		83,478	1.45	(1)	0.33	(1)	3
01/31/09	15.61	0.08	(6.49)	(6.41)	(0.03)	(0.17)	(0.20)	9.00	(41.36)		78,203	1.37		0.62		11
01/31/10	9.00	0.07	4.01	4.08	(0.07)	—	(0.07)	13.01	45.26		120,340	1.36		0.64		6
01/31/11	13.01	0.05	4.14	4.19	(0.07)	—	(0.07)	17.13	32.24		181,969	1.35		0.33		12
01/31/12	17.13	0.05	0.38	0.43	(0.04)	—	(0.04)	17.52	2.53		229,427	1.32		0.33		16

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	1/08	1/08
Small Company Value Class 1	1.18%	0.62%
Small Company Value Class 3	1.44	0.33
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10
Real Estate Class 1	0.00%	0.01%
Real Estate Class 2	0.00	0.01
Real Estate Class 3	0.00	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

287

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Mid-Cap Growth Portfolio — Class 1
01/31/08	$9.95	$(0.04)	$0.18	$0.14	$(0.03)	$—	$(0.03)	$10.06	1.34%	$88,878	0.87%		(0.37)%		185%
01/31/09	10.06	(0.04)	(3.99)	(4.03)	—	—	—	6.03	(40.06)	41,677	0.88		(0.40)		97
01/31/10	6.03	(0.02)	2.59	2.57	—	—	—	8.60	42.62	51,399	0.89		(0.24)		84
01/31/11	8.60	(0.01)	2.88	2.87	—	—	—	11.47	33.37	58,335	0.89		(0.13)		85
01/31/12	11.47	(0.02)	0.11	0.09	—	—	—	11.56	0.78	48,368	0.86		(0.16)		79

Mid-Cap Growth Portfolio — Class 2
01/31/08	9.86	(0.06)	0.18	0.12	(0.01)	—	(0.01)	9.97	1.23	37,532	1.02		(0.53)		185
01/31/09	9.97	(0.05)	(3.96)	(4.01)	—	—	—	5.96	(40.22)	18,058	1.03		(0.55)		97
01/31/10	5.96	(0.03)	2.57	2.54	—	—	—	8.50	42.62	20,883	1.04		(0.39)		84
01/31/11	8.50	(0.03)	2.85	2.82	—	—	—	11.32	33.18	23,411	1.04		(0.28)		85
01/31/12	11.32	(0.03)	0.10	0.07	—	—	—	11.39	0.62	18,599	1.01		(0.31)		79

Mid-Cap Growth Portfolio — Class 3
01/31/08	9.82	(0.07)	0.17	0.10	(0.00)	—	—	9.92	1.05	87,948	1.12		(0.64)		185
01/31/09	9.92	(0.06)	(3.93)	(3.99)	—	—	—	5.93	(40.22)	52,570	1.13		(0.65)		97
01/31/10	5.93	(0.04)	2.56	2.52	—	—	—	8.45	42.50	70,516	1.14		(0.49)		84
01/31/11	8.45	(0.04)	2.82	2.78	—	—	—	11.23	32.90	100,525	1.14		(0.38)		85
01/31/12	11.23	(0.04)	0.10	0.06	—	—	—	11.29	0.53	120,177	1.11		(0.41)		79

Aggressive Growth Portfolio — Class 1
01/31/08	12.98	0.04	(1.39)	(1.35)	(0.08)	—	(0.08)	11.55	(10.51)	102,998	0.80		0.31		143
01/31/09	11.55	0.01	(5.94)	(5.93)	(0.06)	—	(0.06)	5.56	(51.41)	40,566	0.88		(0.02)		943
01/31/10	5.56	(0.01)	2.33	2.32	(0.01)	—	(0.01)	7.87	41.72	47,230	0.95		(0.20)		238
01/31/11	7.87	0.00	2.19	2.19	—	—	—	10.06	27.83	52,220	0.91		(0.02)		55
01/31/12	10.06	(0.04)	0.42	0.38	—	—	—	10.44	3.78	46,568	0.78	(2)	(0.41	)(2)	164

Aggressive Growth Portfolio — Class 2
01/31/08	12.91	0.02	(1.38)	(1.36)	(0.06)	—	(0.06)	11.49	(10.60)	10,326	0.95		0.16		143
01/31/09	11.49	(0.00)	(5.91)	(5.91)	(0.04)	—	(0.04)	5.54	(51.48)	3,626	1.03		(0.17)		943
01/31/10	5.54	(0.02)	2.32	2.30	—	—	—	7.84	41.52	4,223	1.10		(0.35)		238
01/31/11	7.84	(0.01)	2.18	2.17	—	—	—	10.01	27.68	4,402	1.05		(0.18)		55
01/31/12	10.01	(0.05)	0.41	0.36	—	—	—	10.37	3.60	3,705	0.93	(2)	(0.55	)(2)	164

Aggressive Growth Portfolio — Class 3
01/31/08	12.85	0.00	(1.37)	(1.37)	(0.05)	—	(0.05)	11.43	(10.72)	18,666	1.05		0.03		143
01/31/09	11.43	(0.01)	(5.88)	(5.89)	(0.03)	—	(0.03)	5.51	(51.58)	8,990	1.13		(0.26)		943
01/31/10	5.51	(0.03)	2.32	2.29	—	—	—	7.80	41.56	12,555	1.21		(0.47)		238
01/31/11	7.80	(0.02)	2.16	2.14	—	—	—	9.94	27.44	17,810	1.15		(0.27)		55
01/31/12	9.94	(0.06)	0.41	0.35	—	—	—	10.29	3.52	21,400	1.03	(2)	(0.67	)(2)	164

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
Mid-Cap Growth Class 1	0.01%	0.01%	0.01%	0.00%	0.01%
Mid-Cap Growth Class 2	0.01	0.01	0.01	0.00	0.01
Mid-Cap Growth Class 3	0.01	0.01	0.01	0.00	0.01
Aggressive Growth Class 1	0.05	0.14	0.02	0.04	0.01
Aggressive Growth Class 2	0.05	0.14	0.02	0.04	0.01
Aggressive Growth Class 3	0.05	0.14	0.02	0.04	0.01
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all the fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses 1/12(1)	Net Investment Income (Loss) 1/12(1)
Aggressive Growth Class 1	0.90%	(0.53)%
Aggressive Growth Class 2	1.05	(0.67)
Aggressive Growth Class 3	1.15	(0.79)

See Notes to Financial Statements

288

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/08	$6.35	$(0.04)	$0.48	$0.44	$—	$—	$—	$6.79	6.93%	$21,098	0.93%		(0.61)%		209%
01/31/09	6.79	(0.04)	(2.25)	(2.29)	—	—	—	4.50	(33.73)	11,160	0.93	(1)	(0.61	)(1)	234
01/31/10	4.50	(0.03)	1.04	1.01	—	—	—	5.51	22.44	12,543	0.90	(1)	(0.61	)(1)	261
01/31/11	5.51	(0.03)	1.79	1.76	—	—	—	7.27	31.94	15,778	0.87	(1)	(0.49	)(1)	132
01/31/12	7.27	(0.03)	0.24	0.21	—	—	—	7.48	2.89	14,957	0.85	(1)	(0.47	)(1)	99

Growth Opportunities Portfolio — Class 2
01/31/08	6.30	(0.05)	0.47	0.42	—	—	—	6.72	6.67	8,425	1.08		(0.75)		209
01/31/09	6.72	(0.05)	(2.22)	(2.27)	—	—	—	4.45	(33.78)	4,122	1.08	(1)	(0.76	)(1)	234
01/31/10	4.45	(0.04)	1.02	0.98	—	—	—	5.43	22.02	4,564	1.05	(1)	(0.76	)(1)	261
01/31/11	5.43	(0.04)	1.78	1.74	—	—	—	7.17	32.04	5,231	1.02	(1)	(0.64	)(1)	132
01/31/12	7.17	(0.04)	0.22	0.18	—	—	—	7.35	2.51	4,678	1.00	(1)	(0.62	)(1)	99

Growth Opportunities Portfolio — Class 3
01/31/08	6.27	(0.06)	0.47	0.41	—	—	—	6.68	6.54	45,589	1.18		(0.86)		209
01/31/09	6.68	(0.05)	(2.21)	(2.26)	—	—	—	4.42	(33.83)	50,875	1.18	(1)	(0.86	)(1)	234
01/31/10	4.42	(0.04)	1.02	0.98	—	—	—	5.40	22.17	81,973	1.16	(1)	(0.85	)(1)	261
01/31/11	5.40	(0.04)	1.75	1.71	—	—	—	7.11	31.67	140,610	1.12	(1)	(0.74	)(1)	132
01/31/12	7.11	(0.05)	0.23	0.18	—	—	—	7.29	2.53	193,276	1.10	(1)	(0.71	)(1)	99

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12
Growth Opportunities Class 1	0.01%	0.05%	0.05%	0.03%
Growth Opportunities Class 2	0.01	0.05	0.05	0.03
Growth Opportunities Class 3	0.02	0.05	0.05	0.03

See Notes to Financial Statements

289

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Marsico Focused Growth Portfolio — Class 1
01/31/08	$13.09	$0.05	$(0.14)	$(0.09)	$(0.03)	$(0.68)	$(0.71)	$12.29	(1.39)%	$48,915	0.95%	0.35%	77%
01/31/09	12.29	0.06	(4.54)	(4.48)	(0.06)	(2.23)	(2.29)	5.52	(40.51)	21,126	0.97	0.55	77
01/31/10	5.52	0.03	2.01	2.04	(0.06)	—	(0.06)	7.50	36.91	20,902	0.98	0.49	85
01/31/11	7.50	0.03	1.77	1.80	(0.03)	—	(0.03)	9.27	24.10	20,794	0.98	0.36	87
01/31/12	9.27	0.03	0.27	0.30	(0.03)	—	(0.03)	9.54	3.26	17,511	0.96	0.34	88

Marsico Focused Growth Portfolio — Class 2
01/31/08	12.99	0.03	(0.15)	(0.12)	(0.01)	(0.68)	(0.69)	12.18	(1.61)	37,327	1.10	0.20	77
01/31/09	12.18	0.04	(4.49)	(4.45)	(0.04)	(2.23)	(2.27)	5.46	(40.61)	17,700	1.12	0.40	77
01/31/10	5.46	0.02	1.99	2.01	(0.04)	—	(0.04)	7.43	36.87	19,015	1.13	0.34	85
01/31/11	7.43	0.02	1.75	1.77	(0.02)	—	(0.02)	9.18	23.91	18,948	1.13	0.22	87
01/31/12	9.18	0.02	0.26	0.28	(0.02)	—	(0.02)	9.44	3.04	14,993	1.11	0.18	88

Marsico Focused Growth Portfolio — Class 3
01/31/08	12.93	0.02	(0.15)	(0.13)	—	(0.68)	(0.68)	12.12	(1.67)	48,731	1.20	0.12	77
01/31/09	12.12	0.03	(4.46)	(4.43)	(0.03)	(2.23)	(2.26)	5.43	(40.64)	27,156	1.22	0.31	77
01/31/10	5.43	0.01	1.98	1.99	(0.03)	—	(0.03)	7.39	36.71	40,655	1.23	0.22	85
01/31/11	7.39	0.01	1.74	1.75	(0.02)	—	(0.02)	9.12	23.67	65,122	1.23	0.12	87
01/31/12	9.12	0.01	0.26	0.27	(0.01)	—	(0.01)	9.38	2.97	86,942	1.21	0.11	88

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
Marsico Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

290

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Technology Portfolio Class 1
01/31/08	$2.69	$0.00	$0.03	$0.03	$—	$—	$—	$2.72	1.12%	$19,611	1.22	%(1)(2)	0.09	%(1)(2)	312%
01/31/09	2.72	(0.01)	(1.16)	(1.17)	—	—	—	1.55	(43.01)	7,498	1.22	(1)(2)	(0.59	)(1)(2)	269
01/31/10	1.55	(0.01)	0.64	0.63	—	—	—	2.18	40.65	13,434	1.16	(1)	(0.65	)(1)	233
01/31/11	2.18	(0.02)	0.79	0.77	—	—	—	2.95	35.32	14,930	1.16	(1)(2)	(0.63	)(1)(2)	202
01/31/12	2.95	(0.01)	0.06	0.05	—	—	—	3.00	1.69	11,606	1.14	(1)(2)	(0.49	)(1)(2)	86

Technology Portfolio Class 2
01/31/08	2.67	(0.00)	0.02	0.02	—	—	—	2.69	0.75	7,052	1.37	(1)(2)	(0.09	)(1)(2)	312
01/31/09	2.69	(0.02)	(1.14)	(1.16)	—	—	—	1.53	(43.12)	2,774	1.36	(1)(2)	(0.73	)(1)(2)	269
01/31/10	1.53	(0.02)	0.64	0.62	—	—	—	2.15	40.52	4,045	1.31	(1)	(0.80	)(1)	233
01/31/11	2.15	(0.02)	0.78	0.76	—	—	—	2.91	35.35	4,643	1.31	(1)(2)	(0.78	)(1)(2)	202
01/31/12	2.91	(0.02)	0.07	0.05	—	—	—	2.96	1.72	3,471	1.29	(1)(2)	(0.64	)(1)(2)	86

Technology Portfolio Class 3
01/31/08	2.66	(0.00)	0.02	0.02	—	—	—	2.68	0.75	19,707	1.47	(1)(2)	(0.15	)(1)(2)	312
01/31/09	2.68	(0.02)	(1.14)	(1.16)	—	—	—	1.52	(43.28)	12,273	1.47	(1)(2)	(0.84	)(1)(2)	269
01/31/10	1.52	(0.02)	0.64	0.62	—	—	—	2.14	40.79	21,606	1.41	(1)	(0.90	)(1)	233
01/31/11	2.14	(0.02)	0.77	0.75	—	—	—	2.89	35.05	26,336	1.41	(1)(2)	(0.88	)(1)(2)	202
01/31/12	2.89	(0.02)	0.06	0.04	—	—	—	2.93	1.38	25,090	1.39	(1)(2)	(0.76	)(1)(2)	86

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/08(2)	1/09(2)	1/10	1/11(2)	1/12(2)	1/08(2)	1/09(2)	1/10	1/11(2)	1/12(2)
Technology Class 1	1.25%	1.32%	1.26%	1.26%	1.24%	0.07%	(0.69)%	(0.75)%	(0.73)%	(0.59)%
Technology Class 2	1.40	1.46	1.41	1.41	1.39	(0.12)	(0.83)	(0.90)	(0.88)	(0.74)
Technology Class 3	1.51	1.57	1.51	1.51	1.49	(0.18)	(0.94)	(1.00)	(0.98)	(0.86)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
Technology Class 1	0.01%	0.09%	—%	0.02%	0.03%
Technology Class 2	0.01	0.09	—	0.02	0.03
Technology Class 3	0.01	0.09	—	0.02	0.03

See Notes to Financial Statements

291

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/23/12#-01/31/12	$16.99	$(0.15)	$0.28	$0.13	$—	$—	$—	$17.12	0.77%	$272	0.97	†%	(3.93	)†%	76%

Small & Mid Cap Value Portfolio Class 2
01/31/08	18.17	0.06	(0.62)	(0.56)	(0.10)	(0.82)	(0.92)	16.69	(3.61)	41,685	1.15		0.31		27
01/31/09	16.69	0.10	(6.59)	(6.49)	(0.05)	(1.19)	(1.24)	8.96	(40.55)	20,197	1.15		0.63		46
01/31/10	8.96	0.04	4.97	5.01	(0.08)	(0.44)	(0.52)	13.45	55.95	25,285	1.16		0.34		62
01/31/11	13.45	0.04	4.11	4.15	(0.04)	—	(0.04)	17.56	30.86	27,759	1.14		0.22		59
01/31/12	17.56	0.05	(0.48)	(0.43)	(0.02)	—	(0.02)	17.11	(2.41)	21,489	1.13		0.24		76

Small & Mid Cap Value Portfolio Class 3
01/31/08	18.14	0.04	(0.63)	(0.59)	(0.08)	(0.82)	(0.90)	16.65	(3.76)	343,154	1.25		0.21		27
01/31/09	16.65	0.09	(6.57)	(6.48)	(0.03)	(1.19)	(1.22)	8.95	(40.55)	249,651	1.25		0.55		46
01/31/10	8.95	0.03	4.95	4.98	(0.07)	(0.44)	(0.51)	13.42	55.64	366,031	1.26		0.23		62
01/31/11	13.42	0.02	4.11	4.13	(0.03)	—	(0.03)	17.52	30.80	500,220	1.24		0.13		59
01/31/12	17.52	0.03	(0.47)	(0.44)	(0.02)	—	(0.02)	17.06	(2.49)	555,682	1.23		0.15		76

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
Small & Mid-Cap Value Class 1	—%	—%	—%	—%	—%
Small & Mid-Cap Value Class 2	0.01	0.02	0.02	0.02	0.03
Small & Mid-Cap Value Class 3	0.01	0.02	0.02	0.02	0.03
See Notes to Financial Statements

292

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Growth and Income Portfolio — Class 1
01/31/08	$16.98	$0.34	$(0.76)	$(0.42)	$(0.30)	$(2.13)	$(2.43)	$14.13	(4.80)%	$255,827	1.04	%(1)	1.97	%(1)	86%
01/31/09	14.13	0.34	(6.63)	(6.29)	(0.38)	(1.34)	(1.72)	6.12	(47.06)	94,649	1.03	(1)(2)	2.92	(1)(2)	103
01/31/10	6.12	0.16	2.10	2.26	—	—	—	8.38	36.93	103,000	1.00	(1)(2)	2.15	(1)(2)	133
01/31/11	8.38	0.16	1.18	1.34	(0.36)	—	(0.36)	9.36	16.27	99,914	0.99	(1)(2)	1.82	(1)(2)	63
01/31/12	9.36	0.19	(1.18)	(0.99)	(0.28)	—	(0.28)	8.09	(10.48)	74,365	0.99	(1)(2)	2.19	(1)(2)	62

International Growth and Income Portfolio — Class 2
01/31/08	17.01	0.32	(0.78)	(0.46)	(0.27)	(2.13)	(2.40)	14.15	(4.98)	34,596	1.19	(1)	1.81	(1)	86
01/31/09	14.15	0.32	(6.64)	(6.32)	(0.35)	(1.34)	(1.69)	6.14	(47.15)	12,784	1.18	(1)(2)	2.77	(1)(2)	103
01/31/10	6.14	0.15	2.11	2.26	—	—	—	8.40	36.81	14,333	1.15	(1)(2)	2.00	(1)(2)	133
01/31/11	8.40	0.15	1.18	1.33	(0.35)	—	(0.35)	9.38	16.05	13,539	1.14	(1)(2)	1.67	(1)(2)	63
01/31/12	9.38	0.18	(1.18)	(1.00)	(0.26)	—	(0.26)	8.12	(10.53)	10,334	1.14	(1)(2)	2.04	(1)(2)	62

International Growth and Income Portfolio — Class 3
01/31/08	16.99	0.24	(0.71)	(0.47)	(0.26)	(2.13)	(2.39)	14.13	(5.05)	234,928	1.29	(1)	1.43	(1)	86
01/31/09	14.13	0.26	(6.59)	(6.33)	(0.33)	(1.34)	(1.67)	6.13	(47.24)	187,622	1.28	(1)(2)	2.45	(1)(2)	103
01/31/10	6.13	0.14	2.11	2.25	—	—	—	8.38	36.70	248,704	1.25	(1)(2)	1.88	(1)(2)	133
01/31/11	8.38	0.13	1.18	1.31	(0.34)	—	(0.34)	9.35	15.89	271,063	1.24	(1)(2)	1.52	(1)(2)	63
01/31/12	9.35	0.16	(1.16)	(1.00)	(0.26)	—	(0.26)	8.09	(10.64)	233,181	1.24	(1)(2)	1.90	(1)(2)	62

Global Equities Portfolio — Class 1
01/31/08	16.59	0.21	(0.21)	(0.00)	(0.22)	—	(0.22)	16.37	(0.18)	165,403	0.92		1.17		115
01/31/09	16.37	0.30	(7.31)	(7.01)	(0.34)	—	(0.34)	9.02	(43.23)	69,645	0.99		2.13		115
01/31/10	9.02	0.16	3.09	3.25	(0.32)	—	(0.32)	11.95	35.91	77,353	1.02		1.49		121
01/31/11	11.95	0.11	2.51	2.62	(0.22)	—	(0.22)	14.35	22.11	79,740	1.06		0.85		86
01/31/12	14.35	0.16	(1.13)	(0.97)	(0.13)	—	(0.13)	13.25	(6.67)	63,545	1.06	(1)	1.15	(1)	106

Global Equities Portfolio — Class 2
01/31/08	16.52	0.18	(0.20)	(0.02)	(0.20)	—	(0.20)	16.30	(0.30)	18,045	1.07		1.01		115
01/31/09	16.30	0.28	(7.28)	(7.00)	(0.31)	—	(0.31)	8.99	(43.30)	6,779	1.14		1.98		115
01/31/10	8.99	0.14	3.08	3.22	(0.30)	—	(0.30)	11.91	35.69	7,965	1.17		1.31		121
01/31/11	11.91	0.09	2.50	2.59	(0.21)	—	(0.21)	14.29	21.84	8,421	1.21		0.69		86
01/31/12	14.29	0.14	(1.11)	(0.97)	(0.11)	—	(0.11)	13.21	(6.72)	6,720	1.21	(1)	1.00	(1)	106

Global Equities Portfolio — Class 3
01/31/08	16.48	0.15	(0.20)	(0.05)	(0.18)	—	(0.18)	16.25	(0.44)	35,199	1.17		0.86		115
01/31/09	16.25	0.26	(7.25)	(6.99)	(0.29)	—	(0.29)	8.97	(43.34)	17,993	1.24		1.86		115
01/31/10	8.97	0.13	3.07	3.20	(0.28)	—	(0.28)	11.89	35.62	23,007	1.27		1.19		121
01/31/11	11.89	0.07	2.50	2.57	(0.20)	—	(0.20)	14.26	21.72	31,112	1.31		0.56		86
01/31/12	14.26	0.12	(1.11)	(0.99)	(0.11)	—	(0.11)	13.16	(6.90)	31,209	1.31	(1)	0.86	(1)	106

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
International Growth and Income Class 1	0.00%	0.01%	0.01%	0.01%	0.00%
International Growth and Income Class 2	0.00	0.01	0.01	0.01	0.00
International Growth and Income Class 3	0.00	0.01	0.01	0.01	0.00
Global Equities Class 1	—	—	—	—	0.00
Global Equities Class 2	—	—	—	—	0.00
Global Equities Class 3	—	—	—	—	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/09(1)	1/10(1)	1/11(1)	1/12	1/09(1)	1/10(1)	1/11(1)	1/12
International Growth and Income Class 1	1.04%	1.05%	1.04%	1.04%	2.91%	2.10%	1.77%	2.14%
International Growth and Income Class 2	1.19	1.20	1.19	1.19	2.76	1.95	1.62	1.99
International Growth and Income Class 3	1.28	1.30	1.29	1.29	2.44	1.83	1.47	1.85

See Notes to Financial Statements

293

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/08	$10.93	$0.19	$0.27	$0.46	$(0.25)	$—	$(0.25)	$11.14	3.95%	$159,031	0.99%		1.61%		27%
01/31/09	11.14	0.21	(4.69)	(4.48)	(0.35)	(0.25)	(0.60)	6.06	(41.13)	72,132	0.99		2.16		43
01/31/10	6.06	0.13	2.18	2.31	(0.11)	—	(0.11)	8.26	37.99	80,191	0.97		1.67		34
01/31/11	8.26	0.12	1.20	1.32	(0.36)	—	(0.36)	9.22	16.14	78,704	0.98		1.39		26
01/31/12	9.22	0.15	(1.24)	(1.09)	(0.19)	—	(0.19)	7.94	(11.75)	57,487	1.01		1.81		33

International Diversified Equities Portfolio Class 2
01/31/08	10.87	0.17	0.27	0.44	(0.24)	—	(0.24)	11.07	3.76	53,793	1.14		1.44		27
01/31/09	11.07	0.19	(4.65)	(4.46)	(0.33)	(0.25)	(0.58)	6.03	(41.16)	26,252	1.14		1.99		43
01/31/10	6.03	0.11	2.16	2.27	(0.09)	—	(0.09)	8.21	37.61	30,171	1.12		1.52		34
01/31/11	8.21	0.10	1.21	1.31	(0.35)	—	(0.35)	9.17	16.06	29,766	1.13		1.23		26
01/31/12	9.17	0.14	(1.23)	(1.09)	(0.18)	—	(0.18)	7.90	(11.88)	21,611	1.16		1.69		33

International Diversified Equities Portfolio Class 3
01/31/08	10.86	0.15	0.27	0.42	(0.23)	—	(0.23)	11.05	3.59	316,329	1.24		1.25		27
01/31/09	11.05	0.17	(4.63)	(4.46)	(0.32)	(0.25)	(0.57)	6.02	(41.23)	184,083	1.24		1.84		43
01/31/10	6.02	0.11	2.15	2.26	(0.08)	—	(0.08)	8.20	37.53	217,249	1.22		1.45		34
01/31/11	8.20	0.09	1.21	1.30	(0.34)	—	(0.34)	9.16	15.98	228,585	1.23		1.11		26
01/31/12	9.16	0.13	(1.23)	(1.10)	(0.17)	—	(0.17)	7.89	(11.98)	186,251	1.26		1.56		33

Emerging Markets Portfolio Class 1
01/31/08	17.12	0.15	4.23	4.38	(0.41)	(2.75)	(3.16)	18.34	23.01	177,869	1.39	(1)	0.77	(1)	180
01/31/09	18.34	0.16	(8.80)	(8.64)	(0.27)	(5.19)	(5.46)	4.24	(54.12)	60,354	1.40	(1)	1.27	(1)	152
01/31/10	4.24	0.07	3.19	3.26	—	—	—	7.50	76.89	99,502	1.30	(1)	1.07	(1)	224
01/31/11	7.50	0.06	1.85	1.91	(0.12)	—	(0.12)	9.29	25.52	108,603	1.32	(1)	0.61	(1)	173
01/31/12	9.29	0.07	(1.56)	(1.49)	(0.05)	—	(0.05)	7.75	(16.00)	75,045	1.33	(1)	0.80	(1)	96

Emerging Markets Portfolio Class 2
01/31/08	17.06	0.12	4.21	4.33	(0.39)	(2.75)	(3.14)	18.25	22.77	25,517	1.53	(1)	0.61	(1)	180
01/31/09	18.25	0.14	(8.75)	(8.61)	(0.24)	(5.19)	(5.43)	4.21	(54.22)	7,797	1.55	(1)	1.13	(1)	152
01/31/10	4.21	0.07	3.16	3.23	—	—	—	7.44	76.72	12,025	1.45	(1)	0.96	(1)	224
01/31/11	7.44	0.04	1.84	1.88	(0.11)	—	(0.11)	9.21	25.29	12,494	1.47	(1)	0.47	(1)	173
01/31/12	9.21	0.06	(1.55)	(1.49)	(0.03)	—	(0.03)	7.69	(16.10)	8,573	1.48	(1)	0.65	(1)	96

Emerging Markets Portfolio Class 3
01/31/08	17.02	0.09	4.21	4.30	(0.37)	(2.75)	(3.12)	18.20	22.69	152,919	1.64	(1)	0.43	(1)	180
01/31/09	18.20	0.12	(8.71)	(8.59)	(0.22)	(5.19)	(5.41)	4.20	(54.20)	91,205	1.66	(1)	1.05	(1)	152
01/31/10	4.20	0.06	3.15	3.21	—	—	—	7.41	76.43	147,907	1.55	(1)	0.82	(1)	224
01/31/11	7.41	0.03	1.83	1.86	(0.10)	—	(0.10)	9.17	25.19	188,041	1.57	(1)	0.35	(1)	173
01/31/12	9.17	0.04	(1.54)	(1.50)	(0.03)	—	(0.03)	7.64	(16.31)	179,113	1.57	(1)	0.53	(1)	96

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	1/10	1/11	1/12
Emerging Markets Class 1	0.02%	0.05%	0.07%	0.06%	0.03%
Emerging Markets Class 2	0.02	0.05	0.07	0.06	0.03
Emerging Markets Class 3	0.02	0.05	0.07	0.06	0.03

See Notes to Financial Statements

294

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Foreign Value Portfolio Class 1
01/23/12#-01/31/12	$12.54	$0.03	$0.09	$0.12	$—	$—	$—	$12.66	0.96%	$613	0.89	%(1)†	1.09	%(1)†	12%

Foreign Value Portfolio Class 2
01/31/08	20.28	0.50	0.36	0.86	(0.40)	(0.64)	(1.04)	20.10	3.73	67,354	1.10	(1)	2.29	(1)	16
01/31/09	20.10	0.49	(8.74)	(8.25)	(0.52)	(1.47)	(1.99)	9.86	(42.77)	32,263	1.10	(1)	2.99	(1)	8
01/31/10	9.86	0.26	3.59	3.85	(0.34)	(0.33)	(0.67)	13.04	38.76	37,971	1.08		2.12		25
01/31/11	13.04	0.25	1.40	1.65	(0.25)	—	(0.25)	14.44	12.73 (2)	35,790	1.08	(1)	1.91	(1)	10
01/31/12	14.44	0.36	(1.93)	(1.57)	(0.21)	—	(0.21)	12.66	(10.84)	26,568	1.06	(1)	2.67	(1)	12

Foreign Value Portfolio Class 3
01/31/08	20.27	0.46	0.37	0.83	(0.38)	(0.64)	(1.02)	20.08	3.60	479,838	1.20	(1)	2.13	(1)	16
01/31/09	20.08	0.45	(8.70)	(8.25)	(0.50)	(1.47)	(1.97)	9.86	(42.80)	284,008	1.20	(1)	2.80	(1)	8
01/31/10	9.86	0.24	3.60	3.84	(0.33)	(0.33)	(0.66)	13.04	38.61	387,708	1.18		1.98		25
01/31/11	13.04	0.22	1.41	1.63	(0.24)	—	(0.24)	14.43	12.61 (2)	516,130	1.18	(1)	1.68	(1)	10
01/31/12	14.43	0.33	(1.91)	(1.58)	(0.20)	—	(0.20)	12.65	(10.94)	584,003	1.16	(1)	2.47	(1)	12

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.
†	Annualized.
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/08	1/09	01/10	1/11	1/12
Foreign Value Class 1	—%	—%	—%	—%	—%
Foreign Value Class 2	0.00	0.00	—	0.00	0.00
Foreign Value Class 3	0.00	0.00	—	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

295

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, MFS Total Return Portfolio, SunAmerica Dynamic Allocation Portfolio, Telecom Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Equity Opportunities Portfolio, Davis Venture Value Portfolio, “Dogs’’ of Wall Street Portfolio, Alliance Growth Portfolio, Capital Growth Portfolio, MFS Massachusetts Investors Trust Portfolio, Fundamental Growth Portfolio, Blue Chip Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Growth Opportunities Portfolio, Marsico Focused Growth Portfolio, Technology Portfolio, Small & Mid Cap Value Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Markets Portfolio, and Foreign Value Portfolio (thirty-two of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the “Trust’’) at January 31, 2012, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2012 by correspondence with the custodian, brokers, and transfer agents and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

March 29, 2012

296

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2012 (unaudited)

At a meeting held on September 23, 2011, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SAAMCo”) and the Trust (the “Advisory Agreement”) and the continuation of the subadvisory agreements between SAAMCo and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AllianceBernstein”), BofA Advisors, LLC (formerly, Columbia Management Advisers, LLC) (“BofA Advisors”), Columbia Management Investment Advisers, LLC (“Columbia”), Davis Selected Advisers, L.P. d/b/a Davis Advisors (“Davis”), Federated Investment Management Company (“Federated”), Franklin Advisory Services, LLC (“Franklin”), Goldman Sachs Asset Management International (“GSAM-International”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JP Morgan”), Marsico Capital Management, LLC (“Marsico”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), OppenheimerFunds, Inc. (“Oppenheimer”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Templeton Investment Counsel, LLC (“Templeton”), and Wells Capital Management Incorporated (“Wells Capital”) (collectively referred to as the “Subadvisers” and each a “Subadviser”).

The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.” In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Trusts;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)	the organizational capability and financial condition of the Adviser and the Subadvisers and their affiliates;

(6)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the relationship between the Trust and SAAMCo; and (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Trust’s Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control.

297

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered the Subadvisers’ personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. Additionally, the Board considered SAAMCo’s compliance and regulatory history.

The Board reviewed SAAMCo’s and each Subadviser’s compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. The Board considered SAAMCo’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by the Subadvisers with respect other mutual funds and accounts with similar investment strategies to the Portfolios for which they serve as Subadviser.

The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution.

298

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30 from Lipper and additional performance information as of June 30, 2011 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance and each Subadviser’s performance within a Portfolio, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory/subadvisory fees to the Portfolio but that it promotes greater performance consistency within the Portfolio’s investment objective/strategy.

•

Aggressive Growth Portfolio (subadvised by Wells Capital). The Board considered that the Portfolio’s actual total expenses were below the medians of its Expense Group/Universe and that its advisory fees were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Portfolios’ subadvisory fees were at the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mid-Cap Growth Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio. The Board also considered that a new subadviser, Wells Capital, was hired effective July 20, 2009. The Board took into account management’s discussion of the Subadviser’s performance, the recent change of subadviser, and management’s monitoring efforts and concluded that the Portfolio’s performance was being addressed.

•

Alliance Growth Portfolio (subadvised by Alliance). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large-Cap Growth Index and was below the median of its Performance Universe for the one-, three- and five-year periods. The Portfolio was in line with the median of the one- and five-year periods and was above the median for the three-year period of its Performance Group. The Board took into account management’s discussion of the Subadviser’s performance and management’s monitoring efforts and concluded that the Portfolio’s performance was being addressed.

•

Balanced Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were in line with the median of its Expense Group but below the median of its Expense Universe. The Portfolio’s subadvisory fees were below the median of its Subadvisory Expense Group but above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mixed Asset Target Allocation-Growth Index and was below the medians of its Performance Group/Universe for the one-year period. It also considered that the Portfolio outperformed the Index and was above the medians for its Performance Group/Universe for the three-year period. The Board considered that the Portfolio was in line with the median for the Performance Group and outperformed the Index and median for its Performance Universe for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

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Blue Chip Growth Portfolio (advised by SAAMCo). The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group and in line with the median of its Expense Universe and that the Portfolio’s total expenses were below the medians of its Expense Group/Universe. Management reported that the voluntary expense limitations of 0.85%, 1.00% and 1.10% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another one-year period.

The Board considered that the Portfolio underperformed the Lipper VUF Large-Cap Growth Index for the one-, three- and five-year periods. It also noted that the Portfolio’s performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

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Capital Growth Portfolio (subadvised by OppenheimerFunds). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were below the median of its Subadvisor Expense Group and above the median for its Expense Universe. It was noted that SAAMCo has agreed to waive 5 basis points of advisory fees. The Board noted that OppenheimerFunds has managed the Portfolio since May 1, 2007 and that the subadviser replaced the portfolio management team in 2010 to address performance.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered the small asset size of the Portfolio. The Board took into account management’s discussion of the Portfolio’s performance, the fee waivers implemented in 2009 and concluded that management was addressing the Portfolio’s performance.

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Cash Management Portfolio (subadvised by BofA Advisors). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were in line with the Subadvisor Expense Group and above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Money Market Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s recent performance and concluded that the Portfolio’s performance was being addressed.

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Corporate Bond Portfolio (subadvised by Federated). The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Group and were in line with the median for the Expense Universe. The Board noted that the total expenses were in line with the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that Portfolio’s subadvisory fees were in line with the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Corporate BBB Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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Davis Venture Value Portfolio (subadvised by Davis). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and its total expenses were above the median of its Expense Group but below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Core Index and was below the median for the Performance Group for the one-, three- and five-year periods. The Board also noted that the Portfolio’s performance was below the median of its Performance Universe for the one- and three-year periods and was above the median of its Performance Universe for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	“Dogs” of Wall Street Portfolio (advised by SAAMCo). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index and was above the medians of its Performance Universe for the one-, three- and five-year periods. The Board noted that the Portfolio’s performance was above the median for the Portfolio Group for the three- and five-year periods and was in line with the median for the one-year period. The Board considered the small asset size of the Portfolio. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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Emerging Markets Portfolio (subadvised by Putnam). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio’s total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Emerging Market Fund Index and was above the medians of its Performance Group/Universe for the one-year period. The Board noted that Portfolio underperformed the Index and was below the medians of its Performance Group/Universe for the three-year period. It also noted that the Portfolio underperformed the Index, the Portfolio’s performance was in line with the median for the Performance Group and was above the median for the Performance Universe for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being addressed.

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Equity Index Portfolio (advised by SAAMCo). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Groups/Universe. Management reported that SAAMCo continued to waive 0.05% of its advisory fee and that the Portfolio’s voluntary total expense limitation of 0.55% for Class 1 shares would continue for another one-year period. It was noted that management allowed the subadvisory agreement with FAF Advisors, Inc. to expire on October 2, 2010 and that, upon such expiration, SAAMCo began to manage the Portfolio’s assets on a day-to-day basis.

The Board considered that the Portfolio underperformed the Lipper VUF S&P 500 Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio. The Board also considered management’s discussion of the Portfolio’s relative performance and the slight spread between the best and worst performing funds in the Performance Group/Universe and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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Equity Opportunities Portfolio (subadvised by OppenheimerFunds). The Board considered that the Portfolio’s actual advisory fees were below the median of its Expense Group but above the median of its Expense Universe and that its total expenses were below the medians of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory fees were above with the median of its Subadvisory Expense Group and below the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mid-Cap Core Index for the one- and three-year periods and outperformed the Index for the five-year period. The Board noted that the Portfolio’s performance was below the medians of

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its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio. The Board took into account management’s discussion of the Portfolio’s performance, noted the subadviser change, and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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Foreign Value Portfolio (subadvised by Templeton). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were in line with the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF International Value Index for the one- and three-year periods and outperformed the Index for the five-year period. It was noted that the Portfolio’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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Fundamental Growth Portfolio (subadvised by Wells Capital). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio’s total expenses were above the medians of its Expense Group/Universe. It was noted that the Portfolio’s actual subadvisory expenses were above the medians of its Subadvisory Expense Group/Universe. It was noted that Wells Capital began managing the Portfolio on May 1, 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Index and was above the medians of its Performance Group/Universe for the one-year period. The Board noted that the Portfolio underperformed the Index and was below the medians of the Performance Group/Universe for the three- and five-year periods. Management discussed their monitoring efforts. In light of all of these factors the Board concluded that the Portfolio’s performance was being appropriately addressed.

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Global Bond Portfolio (subadvised by GSAM-International). The Board considered that the Portfolio’s actual advisory fees were in line with the medians of its Expense Group/Universe and that its total expenses were at the median of its Expense Group and was below the median of its Expense Universe. In addition, the Board considered that the Portfolio’s subadvisory fees were slightly above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Global Income Index and was below the medians of its Performance Group/Universe for the one-, and five-year periods and was in line with the Index and the medians for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory.

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Global Equities Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory fees were in line with the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Global Core Index and was above the medians of its Performance Group/Universe for the one-year period, underperformed the Index and was below the median of its Performance Universe for the three- and five-year periods, and that the Portfolio’s performance was above the median of its Performance Group for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory.

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Growth-Income Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were in line with the medians of its Subadvisor Expense Group/Universe. The Board engaged JPMorgan as subadviser for the Portfolio effective November 15, 2010.

The Board considered that the Portfolio outperformed the Lipper VUF Equity Income Index and was above the medians of its Performance Group/Universe for the one-year period and underperformed the Index and was below the medians of its Performance Group/Universe for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory.

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Growth Opportunities Portfolio (subadvised by Invesco). The Board considered that the Portfolio’s total expenses and actual advisory fees were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were slightly below the median of the Subadvisor Expense Group and in line with the median of its Subadvisor Expense Universe. The Board considered that Invesco took over as the subadviser effective June 1, 2010 after a change of control through the acquisition of the former subadviser, but that the portfolio management team, investment process and the subadvisory fee payable to Invesco were unchanged after the change in control.

The Board considered that the Portfolio underperformed the Lipper VUF Small Cap Growth Index and was below the medians of its Performance Group/Universe for the one- and three-year periods. It also considered that the Portfolio’s performance outperformed the Index and was above the medians of its Performance Group/Universe for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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High-Yield Bond Portfolio (subadvised by PineBridge Investments LLC). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF High Yield Index and was above the medians of its Performance Group/Universe for the one-year period. The Board also considered that the Portfolio’s performance underperformed the Index and was below the medians of its Performance Group/Universe for the three- and five-year periods. The Board considered that the Portfolio has been subjected to heightened monitoring by management, took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

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International Diversified Equities Portfolio (subadvised by Morgan Stanley). The Board considered that the Portfolio’s actual advisory fees were below the median of its Expense Group and in line with the median of its Expense Universe and that its total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Portfolio’s subadvisory fees were below the median of its Subadvisory Expense Group and in line with the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF International Core Index and was above the medians of its Performance Group/Universe for the three- and five-year periods. It also considered that the Portfolio’s performance was in line with the Index and medians of its Performance Group/Universe for the one-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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International Growth and Income Portfolio (subadvised by Putnam). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board noted that SAAMCo and Putnam each agreed to waive 5 basis points of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio outperformed the Lipper VUF International Value Index and was above the medians of its Performance Group/Universe for the one-year period. The Board noted that the Portfolio’s performance underperformed the Index and was below the medians of its Performance Group/Universe for the three- and five-year periods. The Board considered that the Portfolio has been subjected to heightened monitoring by management due to performance issues. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

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Marsico Focused Growth Portfolio (subadvised by Marsico). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were below the median in its Subadvisor Expense Group and in line with the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index for the one-, the three- and five-year periods. It also considered that the Portfolio’s performance was above the median for the one-year period, in line with the median for the three-year period and below the median for the five-year period of its Performance Group. The Board also considered the Portfolio’s performance was below the median for the one-, three- and five-year periods of its Performance Universe. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board considered that the Portfolio’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe and that its total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were in line with the Subadviser Expense Group and above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Core Index and was below the medians of its Performance Group/Universe for the one-year period but outperformed the Index and was above the medians of its Performance Group/Universe for the three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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MFS Total Return Portfolio (subadvised by MFS). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered that the Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mixed Asset Target Allocation-Moderate Index and was below the medians of its Performance Group/Universe for the one- and five-year periods. It also considered that the Portfolio’s performance outperformed the Index and was above the median for the Performance Group, but was below the median of its Performance Universe for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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Mid-Cap Growth Portfolio (subadvised by JP Morgan). The Board considered that the Portfolio’s actual advisory fees were in line with the median of its Expense Group and above the median of its Expense Universe and that its total expenses were in line with the median for the Expense Group and were below the median of its Expense Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Mid Cap Growth Index for the one-year period and underperformed the Index for the three- and five-year periods. The Board noted that the Portfolio’s performance for its Performance Group was in line with the median for the one-year period and below the median for the three- and five-year periods. It also considered that the Portfolio’s performance was above the median of its Performance Universe for the one- and three-year periods and was below the median for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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Real Estate Portfolio (subadvised by Davis). The Board considered that the Portfolio’s actual advisory fees were below the median of its Expense Group and were in line with the median of its Expense Universe. It also considered that the Portfolio’s total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Real Estate Index for the one-, three- and five-year periods. It also considered that the Portfolio was below the medians of its Performance Group/Universe for the one-, three- and five year periods. The Board considered that the Portfolio has been subjected to heightened monitoring by management due to performance issues. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

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Small & Mid Cap Value Portfolio (subadvised by Alliance). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Groups/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were in line with the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Mid Cap Value Index for the one-, three- and five-year periods. It also noted that the Portfolio’s performance was above the medians of its Performance Group/Universe for the one-year period and was below the medians for three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

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Small Company Value Portfolio (subadvised by Franklin). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Groups/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were in line with the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Value Index for the one-, three- and five-year periods. The Board also considered that the Portfolio was below the medians of its Performance Group/Universe for the three- and five-year periods and above the medians for the one-year period. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts and concluded that the Portfolio’s performance was being addressed.

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Technology Portfolio (subadvised by Columbia). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Universe. The Board also noted that SAAMCo is waiving 10 basis points of its advisory fee. It was noted that Columbia began managing the Portfolio on May 1, 2010 after the sale of the previous subadviser.

The Board considered that the Portfolio underperformed the Lipper VUF Science & Technology Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, the small asset size of the Portfolio and concluded that the Portfolio’s performance was being addressed.

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Telecom Utility Portfolio (subadvised by MFS). The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. It was noted the Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Group but were in line with the Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Utility Index for the one-, three- and five-year periods. The Board noted that the Portfolio’s performance was below the median of its Performance Group for the one- and five-year periods and was above the median for the three-year period. It also considered that the Portfolio’s performance was in line with the median of its Performance Universe for the one-year period and was above the median for the three- and five-year periods. The Board considered the small asset size of the Portfolio. The Board concluded that the Portfolio’s performance was satisfactory.

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Total Return Bond Portfolio (subadvised by PIMCO). The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted the Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe.

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It was noted that PIMCO began managing the Portfolio on May 1, 2008, and that also as of this date the Portfolio’s principal investment objective and investment strategy changed from a foreign high-yield bond portfolio to an intermediate-term domestic bond portfolio. The Board considered that the Portfolio underperformed the Lipper VUF Intermediate Investment Grade Index and was below the medians of its Performance Group/Universe for the one-year period but outperformed the Index and was above the medians for the three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of SunAmerica Capital Services, Inc. to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and SunAmerica Annuity and Life Assurance Company (“SAAL”) that provides that SAAMCo contribute to SAAL, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with First SunAmerica Life Insurance Company (“FSLIC”) wherein SAAMCo pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates

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the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2012 (unaudited)

At a meeting held on December 8, 2011, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the SunAmerica Dynamic Allocation Portfolio (the “Portfolio”), the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”)(the “Advisory Agreement”) and the Trust (the “Advisory Agreement”) and approved an amendment to the current subadvisory agreement between SAAMCo and AllianceBernstein L.P. (“AllianceBernstein” or the “Subadviser”) to include the Portfolio (the “Amended Subadvisory Agreement”).

The Board was reminded that AllianceBernstein currently serves as subadviser to the Alliance Growth Portfolio and the Small & Mid Cap Value Portfolio pursuant to a subadvisory agreement between SAAMCo and AllianceBernstein. The Board received various materials related to certain factors used in its consideration whether to approve the Advisory Agreement and Amended Subadvisory Agreement. The Advisory Agreement and Amended Subadvisory Agreement are collectively referred to as the “Advisory Contracts.” In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to approve such Advisory Contracts. Those factors included:

(1)	The requirements of the Trust, with respect to the Portfolio, in the areas of investment supervisory and administrative services;

(2)	The nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Trust and anticipated to be provided with respect to the Portfolio;

(3)	the size and structure of the investment advisory fee and any other material payments to be paid to the Adviser and the Subadviser and, in connection therewith, a review of the anticipated costs of services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Trust, with respect to the Portfolio;

(4)	The extent to which the Adviser will realize economies of scale and shares them with the Trust, with respect to the Portfolio;

(5)	The organizational capability and financial condition of the Adviser and the Subadviser and their affiliates; and

(6)	The fees to be paid by the Adviser to the Subadviser for managing the Portfolio of the Trust.

In addition, the Board considered (a) the relationship between the Trust and SAAMCo; and (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board was apprised that as the adviser to the Portfolio, SAAMCo will determine the allocation between the two separate components of the Portfolio: the Fund-of-Funds Component and the Overlay Component. Additionally, SAAMCo will be responsible for managing the Fund-of-Funds Component’s investments in the Underlying Portfolios and will determine the target allocation between Underlying Portfolios that invest primarily in equity securities and those that invest primarily in fixed income securities. SAAMCo will perform an investment analysis of possible investments for the Portfolio and will select the universe of permitted Underlying Portfolios within the Fund-of-Funds Component as well as the allocation to each Underlying Portfolio.

The Board was apprised that the Subadviser will manage the Portfolio’s net equity exposure pursuant to a formula provided by the Adviser and developed by affiliated insurance companies of the Adviser. The formula used by the Subadviser may change over time based on proposals by the affiliated insurance companies. The Board was apprised that any changes to the formula as proposed by the affiliated insurance companies would be implemented only if approved by the Adviser and the Board in accordance with procedures adopted by the Board, including a majority of the Independent Trustees. The Board was apprised of the conflicts of interest faced by the Adviser in managing the Portfolio’s net equity exposure and by the affiliated insurance companies in proposing changes to the formula. The Board was also apprised of the potential benefits to the Adviser’s affiliated insurance companies, which derive primarily from the potential for their reduced exposure to equity market volatility and the attendant market risks in connection with certain benefits they provide to variable insurance contract holders.

The Board was apprised that SAAMCo will utilize many factors, including research provided by an independent consultant, Wilshire Associates Incorporated. The consultant will provide statistical analysis and portfolio modeling to SAAMCo with respect to the Portfolio’s investment allocation among the Underlying Portfolios, but will not have any advisory or portfolio transaction authority with regard to the Portfolio. SAAMCo and not the Portfolio will be responsible for paying the consultant.

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The Board received information regarding the Trust’s proposed advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board considered that SAAMCo does not currently manage any other accounts with investment objectives and strategies similar to those of the Portfolio and, therefore, no comparable fee information is available with respect to any similarly managed accounts. In addition, the Board considered expenses of the Subadviser with respect to accounts and mutual funds managed by it that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services to be provided by SAAMCo and the Subadviser. In making its evaluation, the Board considered that SAAMCo will act as adviser for the Portfolio and determine the allocation between the Fund-of-Funds Component and the Overlay Component, manage the daily business affairs of the Trust, and obtain and evaluate economic, statistical and financial information to formulate and implement investment policies and provide oversight with respect to the daily management of the Portfolio’s assets, or a portion thereof, allocated to the Subadviser, subject to the Trustees’ oversight and control.

The Board noted that SAAMCo will be responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo will be responsible for the financial, legal and accounting records required to be maintained by the Portfolio and for the administration of the Trust’s business affairs, with respect to the Portfolio, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service to be provided by any others retained by the Trust) and such executive and other personnel as shall be necessary for the operations of the Portfolio. The Board considered that SAAMCo will monitor and review the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadviser, the Board noted that the Subadviser will be responsible for managing the Overlay Component on a day-to-day basis. The Board considered that the Overlay Component will invest in derivative instruments, as well as ETFs, to manage the Portfolio’s net equity exposure. In such role, the Subadviser (i) will determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection therewith; (ii) will provide SAAMCo with records concerning their activities; and (iii) will render regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities.

The Board also was apprised of the principal risks associated with investing in the Portfolio, including but not limited to, derivatives risk, risks of leverage and risk of conflict with insurance company interests.

The Board reviewed the Subadviser’s history, structure and size, and investment experience. The Board considered the Subadviser’s personnel that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, the Subadviser has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and the Subadviser’s staff who will be responsible for providing investment management services to the Portfolio and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolio through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolio as will be set forth in the Portfolio’s prospectus.

The Board reviewed SAAMCo’s and the Subadviser’s compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. The Board considered SAAMCo’s and the Subadviser’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadviser’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and the Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for the Portfolio. Such fees and expense ratios were compared both before and after expense

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waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees will be paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

To assist in analyzing the reasonableness of the advisory fee and the subadvisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board was apprised that Lipper had been provided pro forma estimates of the expenses of the Portfolio. The Board also considered advisory fees received by the Subadviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolio for which they serve as either an adviser or a subadviser.

The Expense Group consists of the Portfolio and a select group of funds that are chosen to be comparable to it based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (in this instance, other mixed-asset target allocation growth funds), and expense components

The Board considered that the advisory fees to be charged by SAAMCo with respect to the Fund-of-Funds Component will be based on services provided that are in addition to, rather than duplicative of, services provided pursuant to the advisory agreement of any Underlying Portfolio in which the Fund-of-Funds Component may invest.

The Trustees noted that expense information as a whole was useful in assessing whether the Adviser and Subadviser would be providing services at a cost that was competitive with other similar funds.

As part of its review of the Portfolio’s fees and expenses, the Board considered the following expense information provided by Lipper and management in making its determinations.

The Board considered that as reflected in the Lipper report the Portfolio’s actual advisory fees and total expenses would be above the medians of its Expense Group/Universe. The Board also considered that the Lipper report reflected that the subadvisory fees were above the median of its Subadviser Expense Group/Universe. It was noted that the contractual fees were above the median of its Expense Group. The Board was apprised that the Lipper peer group included funds from the mixed-asset target allocation growth category which included a group of fund-of-funds. As part of its review, the Board was informed that the Portfolio has a different structure than those in the Expense Group in that the Portfolio, in addition to managing a Fund-of-Funds Component, also has a component that is designed to manage the Portfolio’s risk exposure. This difference leads to additional expenses for the Subadviser’s management of the Overlay Component and expenses in managing securities and instruments other than Underlying Portfolios. The Board considered that the advisory fee is below that of most comparable funds in the Expense Group. The Board concluded that the Portfolio’s proposed advisory and subadvisory fees were satisfactory in light of all factors considered.

The Board considered that pursuant to an expense limitation agreement, SAAMCo has contractually agreed, for the period from the Portfolio’s inception through April 30, 2013, to waive its fees and/or reimburse expenses to the extent that the annual portfolio operating expenses exceed 0.55%. The Board further noted that any waivers or reimbursements made by SAAMCo will be subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with its expense limitations.

Economies of Scale.

The Board considered that the Advisory Agreement and the Subadvisory Agreement contain breakpoints in the fee schedules.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadviser as discussed above. The Board considered that SAAMCo will pay all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered by the Subadviser and noted that SAAMCo will compensate the Subadviser out of the fees it receives from the Portfolio. The Board noted that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadviser possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 67	Trustee	2007 – Present	Retired (2003 – Present); Managing Director and CEO, Barclays Global Investors (1996-2003)	57	Chairman/Director, The LECG Company (consulting services) (2006-2010).

Carl D. Covitz Age: 72	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973 – Present)	57	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 63	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting).	57	Director, Countrywide Bank (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012).

Gilbert T. Ray Age: 67	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 – Present); and Attorney (1972-2000) thereof	57	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (since 2002); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (since 2004); Director Diamond Rock Hospitality (financial — real estate) (since 2005); Director, Towers Watson & Co. (since 2010).

Allan L. Sher Age: 80	Trustee	1997 – Present	Retired Brokerage Executive (since 1992)	57	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 63	Trustee and Chairman	2001 – Present	Chairman and CEO, Grandpoint Capital Advisors (since 2009) (investment banking); Professor of Management, Anderson School at UCLA (2006-Present); Dean, Anderson School at UCLA (1999-2005).	57	Director, GrandPoint Capital Inc (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (real estate agents & managers) (since 2003); Director, Healthnet International, Inc. (business services) (2000-Present).
Interested Trustee

Jana W. Greer(2) Age: 60	Trustee	2001 – Present	President (since 1996) and Chief Executive Officer (since 2008) SunAmerica Retirement Markets, Inc.; Executive Vice President (since 2001) and Director (since 1999), AIG Retirement Services, Inc., President (since 2002) and Director (since 1992), SAAL; President (since 2006) and Director (since 1988), SunAmerica Life Insurance Company.	57	None.

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SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 43	President	2007 – Present	Chief Financial Officer, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 to Present).	N/A	N/A

Donna M. Handel Age: 45	Treasurer	2002 – Present	Senior Vice President, SAAMCo (2004 to Present).	N/A	N/A

Nori L. Gabert Age: 58	Vice President and Secretary	2005 – Present	Vice President and Deputy General Counsel, SAAMCo (2005 to Present)	N/A	N/A

Katherine Stoner Age: 55	Chief Compliance Officer (“CCO”)	May 2011 – Present	Vice President, SAAMCo (May 2011- Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006 – Present); Deputy General Counsel and Secretary, VALIC and WNL (2007 – Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010 – Present).	N/A	Director, American General Distributors, Inc. (2006-2011).

Gregory N. Bressler Age: 45	Secretary and General Counsel	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present)	N/A	N/A

Gregory R. Kingston Age: 46	Vice President and Assistant Treasurer	2001 – Present	Vice President, SAAMCo (2001 to Present)	N/A	N/A

Matthew J. Hackethal Age: 40	Anti-Money Laundering Compliance Officer	2006 – Present	Chief Compliance Officer, SAAMCo (2007 – Present); Vice President, Credit Suisse Asset Management (2001-2006).	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (11 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (36 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), and SunAmerica Specialty Series (6 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of SunAmerica Retirement Markets, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

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SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2012.

During the year ended January 31, 2012, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deduction
Cash Management Portfolio Class 1	$—	$—	$—	$—	—%
Cash Management Portfolio Class 2	—	—	—	—	—
Cash Management Portfolio Class 3	—	—	—	—	—
Corporate Bond Portfolio Class 1	0.98	0.91	—	0.07	0.16
Corporate Bond Portfolio Class 2	0.95	0.88	—	0.07	0.16
Corporate Bond Portfolio Class 3	0.95	0.88	—	0.07	0.16
Global Bond Portfolio Class 1	0.47	0.29	0.10	0.08	—
Global Bond Portfolio Class 2	0.45	0.27	0.10	0.08	—
Global Bond Portfolio Class 3	0.45	0.27	0.10	0.08	—
High-Yield Bond Portfolio Class 1	0.50	0.50	—	—	0.50
High-Yield Bond Portfolio Class 2	0.49	0.49	—	—	0.50
High-Yield Bond Portfolio Class 3	0.49	0.49	—	—	0.50
Total Return Bond Portfolio Class 1	0.25	0.14	0.07	0.04	—
Total Return Bond Portfolio Class 2	0.23	0.12	0.07	0.04	—
Total Return Bond Portfolio Class 3	0.23	0.12	0.07	0.04	—
Balanced Portfolio Class 1	0.27	0.27	—	—	61.74
Balanced Portfolio Class 2	0.25	0.25	—	—	61.74
Balanced Portfolio Class 3	0.23	0.23	—	—	61.74
MFS Total Return Portfolio Class 1	0.41	0.41	—	—	52.57
MFS Total Return Portfolio Class 2	0.38	0.38	—	—	52.57
MFS Total Return Portfolio Class 3	0.37	0.37	—	—	52.57
SunAmerica Dynamic Allocation Class 3	—	—	—	—	—
Telecom Utility Portfolio Class 1	0.27	0.27	—	—	80.94
Telecom Utility Portfolio Class 2	0.25	0.25	—	—	80.94
Telecom Utility Portfolio Class 3	0.24	0.24	—	—	80.94
Equity Index Portfolio Class 1	0.17	0.17	—	—	100.00
Growth-Income Portfolio Class 1	0.20	0.20	—	—	100.00
Growth-Income Portfolio Class 2	0.17	0.17	—	—	100.00
Growth-Income Portfolio Class 3	0.15	0.15	—	—	100.00
Equity Opportunities Portfolio Class 1	0.07	0.07	—	—	100.00
Equity Opportunities Portfolio Class 2	0.05	0.05	—	—	100.00
Equity Opportunities Portfolio Class 3	0.04	0.04	—	—	100.00
Davis Venture Value Portfolio Class 1	0.31	0.31	—	—	100.00
Davis Venture Value Portfolio Class 2	0.27	0.27	—	—	100.00
Davis Venture Value Portfolio Class 3	0.25	0.25	—	—	100.00

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SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deduction
“Dogs” of Wall Street Portfolio Class 1	$0.19	$0.19	$—	$—	100.00%
“Dogs” of Wall Street Portfolio Class 2	0.17	0.17	—	—	100.00
“Dogs” of Wall Street Portfolio Class 3	0.17	0.17	—	—	100.00
Alliance Growth Portfolio Class 1	0.12	0.12	—	—	100.00
Alliance Growth Portfolio Class 2	0.08	0.08	—	—	100.00
Alliance Growth Portfolio Class 3	0.05	0.05	—	—	100.00
Capital Growth Portfolio Class 1	—	—	—	—	—
Capital Growth Portfolio Class 2	—	—	—	—	—
Capital Growth Portfolio Class 3	—	—	—	—	—
MFS Massachusetts Investors Trust Portfolio Class 1	0.10	0.10	—	—	100.00
MFS Massachusetts Investors Trust Portfolio Class 2	0.08	0.08	—	—	100.00
MFS Massachusetts Investors Trust Portfolio Class 3	0.07	0.07	—	—	100.00
Fundamental Growth Portfolio Class 1	—	—	—	—	—
Fundamental Growth Portfolio Class 2	—	—	—	—	—
Fundamental Growth Portfolio Class 3	—	—	—	—	—
Blue Chip Growth Portfolio Class 1	0.02	0.02	—	—	100.00
Blue Chip Growth Portfolio Class 2	0.01	0.01	—	—	100.00
Blue Chip Growth Portfolio Class 3	0.00	0.00	—	—	100.00
Real Estate Portfolio Class 1	0.12	0.12	—	—	10.81
Real Estate Portfolio Class 2	0.10	0.10	—	—	10.81
Real Estate Portfolio Class 3	0.10	0.10	—	—	10.81
Small Company Value Portfolio Class 1	0.06	0.06	—	—	100.00
Small Company Value Portfolio Class 3	0.04	0.04	—	—	100.00
Mid-Cap Growth Portfolio Class 1	—	—	—	—	—
Mid-Cap Growth Portfolio Class 2	—	—	—	—	—
Mid-Cap Growth Portfolio Class 3	—	—	—	—	—
Aggressive Growth Portfolio Class 1	—	—	—	—	—
Aggressive Growth Portfolio Class 2	—	—	—	—	—
Aggressive Growth Portfolio Class 3	—	—	—	—	—
Growth Opportunities Portfolio Class 1	—	—	—	—	—
Growth Opportunities Portfolio Class 2	—	—	—	—	—
Growth Opportunities Portfolio Class 3	—	—	—	—	—
Marsico Focused Growth Portfolio Class 1	0.03	0.03	—	—	100.00
Marsico Focused Growth Portfolio Class 2	0.02	0.02	—	—	100.00
Marsico Focused Growth Portfolio Class 3	0.01	0.01	—	—	100.00
Technology Portfolio Class 1	—	—	—	—	—
Technology Portfolio Class 2	—	—	—	—	—
Technology Portfolio Class 3	—	—	—	—	—
Small & Mid Cap Value Portfolio Class 1	—	—	—	—	—
Small & Mid Cap Value Portfolio Class 2	0.02	0.02	—	—	100.00
Small & Mid Cap Value Portfolio Class 3	0.02	0.02	—	—	100.00

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SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deduction
International Growth and Income Portfolio Class 1	$0.28	$0.28	$—	$—	—%
International Growth and Income Portfolio Class 2	0.26	0.26	—	—	—
International Growth and Income Portfolio Class 3	0.26	0.26	—	—	—
Global Equities Portfolio Class 1	0.13	0.13	—	—	71.80
Global Equities Portfolio Class 2	0.11	0.11	—	—	71.80
Global Equities Portfolio Class 3	0.11	0.11	—	—	71.80
International Diversified Equities Portfolio Class 1	0.19	0.19	—	—	0.12
International Diversified Equities Portfolio Class 2	0.18	0.18	—	—	0.12
International Diversified Equities Portfolio Class 3	0.17	0.17	—	—	0.12
Emerging Markets Portfolio Class 1	0.05	0.05	—	—	—
Emerging Markets Portfolio Class 2	0.03	0.03	—	—	—
Emerging Markets Portfolio Class 3	0.03	0.03	—	—	—
Foreign Value Portfolio Class 1	—	—	—	—	—
Foreign Value Portfolio Class 2	0.21	0.21	—	—	—
Foreign Value Portfolio Class 3	0.20	0.20	—	—	—

*	Short-term capital gains are treated as ordinary income for tax purposes

The International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 855 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2012 were $891,242, $782,150, $366,882 and $1,887,683 respectively. The foreign source income information reporting is $11,600,985, $9,076,835, $6,277,433 and $22,605,235 respectively.

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COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2012.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expense are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interset rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

BofA Advisors, LLC

Cash Management Portfolio — Class 1

Cash Management Portfolio
Average Annual Total Returns as of 01/31/12
	Class 1*	Class 2*	Class 3*
1-year	-0.28%	-0.38%	-0.47%
5-year	0.94%	0.80%	0.70%
10-year	1.52%	1.38%	N/A
Since Inception	2.97%	1.43%	1.28%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

(Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Cash Management Portfolio — Class 1 shares posted a return of -0.28% for the 12-month period ending January 31, 2012.

Economic strength gradually increased as the period under review progressed as evidenced by improvement in quarterly GDP growth. Although non-farm payroll growth averaged a less than robust 162,000 jobs per month during the investment period, the U.S. unemployment rated still declined from 9.0% in February 2011 to approximately 8.3% in January 2012.

314

BofA Advisors, LLC

Cash Management Portfolio — Class 1 — (continued)

Throughout the period, the Federal Reserve left its Federal funds target rate unchanged at 0.00-0.25%. In mid-March, the Fed upgraded its assessment of the U.S. economy, describing the recovery as being on firmer footing. At that time, additional language was inserted by the Fed in the March 15 Federal Open Market Committee (FOMC) press release acknowledging an increased focus on inflationary trends. By June, the Fed somewhat reversed course by stating that the economic recovery and improvements in the labor market were taking place at a slower than anticipated pace. The sub-par pace of the recovery was such that at the August FOMC meeting the Fed announced that an exceptionally low level of the Federal funds rate would likely be warranted until at least mid-2013, language intended to serve as an unconventional form of monetary policy easing. “Operation Twist” was announced by the Fed at the September 21 FOMC meeting. “Operation Twist” effectively consisted of extending the average maturity of its holdings of securities in order to support a stronger economic recovery.

The period began with three-month LIBOR approximating 31 basis points (bps) and it remained roughly in a range of 24-31 bps through late July. Starting in early August, LIBOR began a steady climb higher in response to Euro zone sovereign and bank funding related stress. Three-month LIBOR finished 2011 at approximately 58 bps. On November 30, Global Central Banks made it easier and more affordable to tap U.S. dollar swap lines. On December 8, the European Central Bank (ECB) announced that it would offer Euro zone banks unlimited liquidity for up to three-years while at the same time widening the pool of assets it accepts as collateral for these loans. By late January, the positive impact from these Central Bank liquidity facilities helped three-month LIBOR to decline by roughly 4 bps versus the end of December to end the period at approximately 54 bps.

In the February through May time frame, in a relatively stable market environment, the Portfolio was primarily laddered in the three-through six-month portion of the curve, largely maintaining the Portfolio’s weighted average maturity in the 35 to 51 day range. As Euro zone funding related pressures began to intensify during the last six-months of 2011, a defensive posture was maintained that consisted of keeping higher than required amounts of daily and weekly liquidity and maintaining a relatively short weighted average maturity. In addition, the Portfolio’s weighted average maturity was much lower in late November and December than at the beginning of the period. As investor confidence grew in January in reaction to the extra liquidity provided to the market by various Central Bank liquidity facilities and the LIBOR began to decline, the Portfolio’s weighted average maturity was extended in order to lock in yield.

Throughout the year, the Portfolio continued to emphasize quality, ending the period with roughly 23% invested in U.S. Government obligations and approximately 86% in securities scheduled to mature within 90 days.

315

Federated Investment Management Company

Corporate Bond Portfolio — Class 1

Corporate Bond Portfolio
Average Annual Total Returns as of 1/ 31/12
	Class 1*	Class 2*	Class 3*
1-year	7.84%	7.72%	7.69%
5-year	8.98%	8.82%	8.72%
10-year	7.80%	7.63%	N/A
Since Inception	6.80%	7.59%	7.73%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Barclays Capital U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index consists of 75% Barclays Capital U.S. Credit Index and 25% the Barclays Capital U.S. High Yield 2% Issuer Capped Index.
[3]

The Barclay’s Capital U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Corporate Bond Portfolio — Class 1 shares posted a return of 7.84% for the 12-month period ending January 31, 2012, compared to a 10.38% return for the Barclays Capital U.S. Credit Index, a 5.81% return for the Barclays Capital U.S. High Yield 2% Issuer Capped Index, and a 9.28% return by the blended benchmark (75% Barclays Capital U.S. Credit Index/25% Barclays Capital U.S. High Yield 2% Issuer Capped Index).

Higher quality non-financial exposures within the Barclays Capital U.S. Credit and the Barclays Capital U.S. High Yield 2% Issuer Capped indices outperformed lower quality exposures due to the uncertainties surrounding global financial markets, specifically the European sovereign debt uncertainties.

Portfolio performance was negatively impacted by the overweight position held in the high-yield sector, with an average position of approximately 30% of the Portfolio allocated to high-yield bonds over the period. Individual security selection was a slight positive contributor, with high-yield selection a positive contributor and investment grade selection a negative contributor. Positive contributors included positions in Blackrock, Barclays Bank, Citigroup, CDW, and Reynolds. Negative contributors included ArcelorMittal, HSBC Holdings, Jefferies, Morgan Stanley and Sprint. In general, the overweight position in bank and finance sub-sectors, which underperformed, was only partially offset by the overweight in industrials.

The yield curve positioning benefited performance as the Portfolio held an overweight position in the intermediate part of the curve (3-5 year) and held strategic positions in the 30-year part of the curve. This was offset by a short duration position relative to the index in a period of declining interest rates. The Portfolio exited the period with a high-yield position consistent with the average for the year and continued to have a short duration position relative to the index.

316

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1

Global Bond Portfolio
Average Annual Total Returns as of 1/ 31/12
	Class 1*	Class 2*	Class 3*
1-year	7.38%	7.16%	7.06%
5-year	7.90%	7.73%	7.63%
10-year	5.98%	5.81%	N/A
Since Inception	6.44%	5.70%	5.74%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The JPMorgan Global Government Bond Index (un-hedged) is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Global Bond Portfolio — Class 1 shares posted a return of 7.38% for the 12-month period ending January 31, 2012, compared to a 8.70% return for the JPMorgan Global Government Bond (un-hedged) Index.

The Portfolio’s cross-sector positioning was the main detractor from returns, mainly because of the structural overweight to non-agency mortgages, as the sector underperformed during the fiscal year. The overweight bias to corporate credit risk, which was implemented through both corporate cash bonds and credit default swaps, hurt performance. Credit spreads widened over the period, as did spreads over synthetic credit default swaps.

The Portfolio’s currency strategy hurt performance on a relative basis, which was primarily achieved through exposure to currency forwards. In particular, the short in the Swiss franc detracted from results, especially during the first half of period. The Portfolio’s majority underweight positioning in the Euro was a drag on performance between May and August 2011, as the currency was resilient despite concerns around the region’s debt sustainability.

The Portfolio’s duration strategy also detracted from relative results. This was primarily due to the underweight bias to U.S. duration over the first half of the period. On a relative basis, the Portfolio maintained short positions in Eurodollar futures contracts at the very front end of the U.S. yield curve, as well as short U.S. 10 year futures positions. The short position in Japanese seven year futures in December also detracted, as broad risk aversion outweighed the country’s fiscal challenges, pushing yields lower. Tactical positioning in European duration, however, contributed to returns.

317

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1 — (continued)

Country strategy contributed to relative performance. This was primarily due to an underweight to peripheral European sovereign debt, particularly France and Spain. However, the Portfolio’s relative value positioning in the G10 countries, implemented using interest rate futures and interest rate swaps, detracted from relative performance.

The Portfolio’s bottom-up security selection strategies aided returns. This was driven by selection of collateralized mortgage obligations and adjustable rate mortgages. Selection of inflation-linked and agency securities, as well as emerging market debt, also contributed to excess returns.

318

PineBridge Investments, LLC

High-Yield Bond Portfolio — Class 1

High-Yield Bond Portfolio
Average Annual Total Returns as of 1/ 31/12
	Class 1*	Class 2*	Class 3*
1-year	4.85%	4.85%	4.80%
5-year	3.67%	3.50%	3.42%
10-year	8.08%	7.91%	N/A
Since Inception	6.20%	7.06%	9.85%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The High-Yield Bond Portfolio — Class 1 shares posted a return of 4.85% for the 12-month period ending January 31, 2012, compared to a 5.20% return for the Merrill Lynch High-Yield Master II Index.

Market conditions during 2011 had an adverse impact on the high yield market. For the first quarter of the year the high yield market experienced a continuation of 2010’s trend of gradual spread tightening. However, during the second quarter market participants became more concerned with the European sovereign contagion theme and its impact on global markets. This created a volatile environment during the 2nd half of 2011 characterized by volatile price action across equity and spread credit asset classes, including U.S. high yield bonds. This macro overhang had an adverse impact on the Portfolio during the latter half of the year.

Sector selection, excluding cash, was neutral for the Portfolio. The negative impact on sector selection was entirely due to the Portfolio’s cash position versus a benchmark that has no cash. The Portfolio will typically hold a small cash position in order to facilitate trading and manage daily liquidity demands.

Security selection had a positive impact on the Portfolio. The greatest benefit was seen in specific securities in the wireless telecommunication, industrial, paper, consumer cyclical, pipeline, and gaming sectors. Holdings in banking, electric utilities, and transportation services were among the underperformers.

Country selection is a derivative of the security selection process. This became a theme during the year as market volatility was centered on the sovereign debt situation in Europe. The Portfolio is predominantly invested in U.S. based entities; however, it owned select U.S. Dollar denominated securities of companies based in Germany, U.K., and France. These holdings were adversely impacted during the 2nd half of the year and were a drag on performance.

319

Pacific Investment Management Company LLC (“PIMCO”)

Total Return Bond Portfolio — Class 1

Total Return Bond Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	7.96%	7.72%	7.65%
5-year	7.30%	7.13%	7.00%
10-year	8.62%	8.44%	N/A
Since Inception	7.80%	7.94%	9.74%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.
The Total Return Bond Portfolio — Class 1 shares posted a return of 7.96% for the 12-month period ending January 31, 2012, compared to a 8.66% return for the Barclays Capital U.S. Aggregate Bond Index.

Tactical positioning in agency mortgage-backed securities was neutral for performance as the Barclays Capital U.S. Fixed Rate Mortgage Backed Securities Index both underperformed and outperformed like-duration Treasuries at different periods over the year. An underweight to investment-grade corporate securities added to performance as this sector underperformed like-duration Treasuries for the annual period. However, a focus on financials, a subsector within the investment grade corporate sector, was negative for performance and more than offset the positive contribution as financials underperformed the overall investment grade corporate market. Modest exposure to high yield bonds detracted from performance as the Barclays Capital U.S. Corporate High Yield Index underperformed like-duration Treasuries by 1.8 percent in 2011.

Beyond core sectors, a modest exposure to Build America Bonds added to returns as the sector outperformed Treasuries with similar durations. Allocation to Emerging Market local instruments, implemented primarily via Brazilian zero coupon swaps, was positive for returns as rates fell and spreads tightened modestly in 2011. Currency positioning, partly implemented via currency forwards, was slightly negative for performance. Long positions in the Chinese renminbi and short positions in the Euro and British pound added to returns, whereas long positions in the Mexican peso and Canadian dollar and short positions in the Japanese yen and Australian dollar detracted from returns. A yield curve flattening position for a majority of the fiscal year also added to performance as the yield curve flattened over the period. Interest rate exposure in the U.K., Canada, and Australia added to performance as the 10-year yields fell 174 basis points, 189 basis points, and 146 basis points, respectively, over the year.

An underweight to duration in the U.S. was negative for performance relative to the benchmark during the period; a portion of U.S. interest rate exposure was gained through the use of Eurodollar futures contracts, which were positive for performance over the year; however, U.S. interest rate exposure through short U.S. Treasury futures positions was negative for performance.

320

J.P. Morgan Investment Management, Inc.

Balanced Portfolio — Class 1

Balanced Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	5.21%	4.99%	4.90%
5-year	2.70%	2.55%	2.45%
10-year	3.35%	3.20%	N/A
Since Inception	5.23%	2.50%	4.90%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.
[1]	The Blended Index is comprised of 30% S&P 500 Index, 30% Russell 1000 Index and 40% Barclays Capital U.S. Aggregate Bond Index.
[2]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[3]

The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]	Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Balanced Portfolio — Class 1 shares posted a return of 5.21% for the 12-month period ending January 31, 2012, compared to 4.22% for the S&P 500 Index, 3.95% for the Russell 1000 Index, 8.66% for the Barclays Capital U.S. Aggregate Bond Index, and a 6.24% return for the blended benchmark (30% S&P 500 Index/30% Russell 1000 Index/40% Barclays Capital U.S. Aggregate Bond Index.)

Despite an 11.8% rally by the S&P 500 Index that brought the index into positive territory for the year (+2.1%), 2011 will be marked as a year most equity investors are glad to see pass. Cultural revolutions, earthquakes and tsunamis, ratings downgrades of major economies and extraordinary political events dominated the investment landscape. Volatility in the U.S. equity markets has been at its highest levels since the 2008–2009 financial crisis.

On the Portfolio’s fixed income side, performance was positively impacted by security selection and overweight allocations to mortgages, both prepay sensitive and non-call, corporate high yield, and corporate investment grade bonds. As investors sought safety for much of the Portfolio’s fiscal year, detracting from returns was an underweight to Treasurys which outperformed many other fixed income sectors during the year.

On the Portfolio’s equity side, stock selection in the pharmaceuticals, media and systems hardware sectors contributed to performance, while stock selection in the auto & transportation, network technology and retail sectors detracted from performance. At the stock level, overweights in Biogen and Apple Inc contributed to returns. Detractors from performance included overweights in General Motors and Juniper Networks.

321

J.P. Morgan Investment Management, Inc.

Balanced Portfolio — Class 1 — (continued)

From a tactical positioning perspective, a preference for equities over fixed income during the year detracted from returns. While this positioning was moderated towards the end of the summer, overall the Portfolio remained underweight fixed income which hurt performance, as bonds outperformed equities during the year.

322

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1

MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	3.48%	3.29%	3.19%
5-year	1.84%	1.68%	1.58%
10-year	4.78%	4.63%	N/A
Since Inception	7.97%	4.41%	5.86%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays Capital U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.
[4]	The Blended Index consists of 35% Barclays Capital U.S. Aggregate Bond Index, 55% S&P 500 Index, and 10% Treasury Bills.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The MFS Total Return Portfolio — Class 1 shares posted a return of 3.48% for the 12-month period ending January 31, 2012, compared to a 4.22% return for the S&P 500 Index, a 8.66% return for the Barclays Capital U.S. Aggregate Bond Index and 0.04% for Treasury Bills. The blended benchmark comprising 55% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 10% Treasury Bills rose by 5.66%.

Within the equity portion of the portfolio, an overweight position and stock selection in the financial services sector held back performance relative to the S&P 500 Index. The Portfolio’s overweight position in financial services firms Bank of New York Mellon Corp., Goldman Sachs Group, Inc., JPMorgan Chase & Co., and Bank of America Corp. and insurance company MetLife, Inc. weakened relative performance as all five stocks underperformed the benchmark.

Stock selection in the retailing, technology, and health care sectors also negatively impacted relative performance. Not holding shares of computer and personal electronics maker Apple, Inc. weighed on relative results and was among the top relative performance detractors. Elsewhere, holdings of oil and gas exploration and production company Apache Corp., global integrated energy company Hess Corp., offshore drilling contractor Transocean Ltd., and global automaker General Motors Co. hindered relative performance.

An overweight position and stock selection in the consumer staples sector was a positive factor for relative performance. The Portfolio’s holdings of tobacco companies Philip Morris International, Inc. and Reynolds American, Inc., and alcoholic drink producer Diageo PLC (United Kingdom) were among the top relative contributors as all three stocks turned in strong performance over the reporting period. Stock selection in the industrial goods & services sector also benefited relative returns. The Portfolio’s overweight position in commercial products manufacturer Danaher Corp. aided relative results as the stock outperformed the S&P 500 Index during the reporting period.

323

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1 — (continued)

Elsewhere, not holding poor-performing financial services firms Citigroup, Inc. and Morgan Stanley and diversified technology company Corning supported performance as shares underperformed the broader market. The Portfolio’s holdings of pharmaceutical and medical products maker Abbott Laboratories and oil field services company Schlumberger, Ltd. boosted relative performance. The timing of the Portfolio’s ownership in shares of global consulting and outsourcing company Accenture PLC also supported relative results.

Within the fixed income portion of the Portfolio, a greater exposure to “BBB” rated securities detracted from performance relative to the Barclays Capital U.S. Aggregate Bond Index. The Portfolio’s lesser exposure to the electric utility sector also hurt relative returns as this sector performed well during the reporting period.

The Portfolio’s return from yield, which was greater than that of the Barclays Capital U.S. Aggregate Bond Index, was a positive factor for relative performance.

324

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1

Telecom Utility Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	4.87%	4.64%	4.55%
5-year	3.82%	3.66%	3.57%
10-year	6.08%	5.91%	N/A
Since Inception	5.05%	4.14%	9.54%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.
[3]	The S&P 500 Telecommunications Services Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400®, 500®, and 600®.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Telecom Utility Portfolio — Class 1 shares posted a return of 4.87% for the 12-month period ending January 31, 2012, compared to a 4.22% return for the S&P 500 Index and 14.21% for the S&P Utility Index. The S&P 500 Telecom Service Index returned 6.30% during the same 12-month reporting period.

Stock selection in the electric power industry was a primary detractor from performance relative to the S&P Utility Index. The Portfolio’s holdings of oil and gas refiner and marketer Fortum Oyj (Finland) and electric utility companies Energias De Portugal (Portugal), GenOn Energy, and CEZ (Czech Republic) hurt results as all four stocks underperformed the benchmark during the reporting period. Not holding strong-performing electric utility company Southern Company and power and natural gas distributor Duke Energy also held back relative performance. The Portfolio’s exposure to the telephone services and wireless communications industries, which are not represented in the benchmark, hindered relative performance. Holdings of wireless communication services providers, NII Holdings and Cellcom Israel, dampened relative results as both stocks turned in weak relative performance and were among the top relative detractors

Elsewhere, the Portfolio’s holdings of oil and natural gas exploration and production company QEP Resources and entertainment and communications services provider Virgin Media held back relative performance. The Portfolio’s currency exposure was another detractor from relative performance. All of the Portfolio’s investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for the Portfolio to have different currency exposure than the benchmark.

The Portfolio’s exposure to the natural gas pipeline industry, which is not represented in the benchmark, boosted relative performance. Holdings of natural gas pipeline companies, El Paso and Williams Cos, aided relative returns as both stocks significantly outperformed the benchmark over the reporting period.

325

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1 — (continued)

Stocks in other sectors that were among the Portfolio’s top relative contributors included cellular telecommunications provider Telefonica Brasil, cable services provider Comcast, mobile telecommunications services provider TIM Participacoes (Brazil), and sanitations services company Companhia de Saneamento de Minas Gerais (Brazil). An underweight in shares of utility companies Exelon, PG&E, and Entergy also benefited relative results. An underweight position in wholesale energy supply company Public Service Enterprise Group strengthened relative performance as the stock underperformed the benchmark during the reporting period. Additionally, the portfolio’s exposure to derivatives, via forward contracts, helped results.

326

SunAmerica Asset Management Corp.

Equity Index Portfolio — Class 1

Equity Index Portfolio
Average Annual Total Returns as of 1/ 31/12
Class 1*
1-year	3.66%
5-year	-0.10%
10-year	3.03%
Since Inception	2.19%
*	Inception date for Class 1: 12/14/98.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Equity Index Portfolio — Class 1 shares posted a return of 3.66% for the 12-month period ending January 31, 2012, compared to a 4.22% return for the S&P 500 Index.

The Portfolio is passively managed to match the S&P 500 Index before expenses.

During the period, the performance of the 10 S&P 500 Index industry constituents was mixed. The utilities, health care, consumer staples and consumer discretionary groups outperformed, each posting double-digit gains, while economically more sensitive groups such as financials, materials, and energy sectors, posted negative results.

In terms of contribution, Exxon Mobil Corp., Pfizer Inc., Google Inc., Philip Morris International Inc., and General Electric Co. were the top-contributing positions during the fiscal period. At the other end of the spectrum, Amazon.com Inc., Oracle Corp., Bank of America Corp., Baxter International Inc., and Sprint Nextel Corp. were the most notable detractors.

327

J.P. Morgan Investment Management, Inc.

Growth-Income Portfolio — Class 1

Growth-Income Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	10.83%	10.69%	10.54%
5-year	-0.22%	-0.37%	-0.47%
10-year	2.77%	2.62%	N/A
Since Inception	7.52%	1.66%	5.41%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth-Income Portfolio — Class 1 shares posted a return of 10.83% for the 12-month period ending January 31, 2012, compared to a 1.88% return for the Russell 1000 Value index.

For the year ended January 31, 2012, conservatively managed companies whose stocks generate high returns on equity, have below-average betas and offer attractive dividend yields performed best. The Portfolio’s focus on higher-quality companies with consistent patterns of earnings and dividend yields enabled it to outperform the broader market.

Stock selection was positive in 8 out of 10 global industry classification sectors for the fiscal year. In particular, stock selection in the financials and consumer discretionary sectors contributed to performance. Not owning the universal and investment banks, including Bank of America, Citigroup, JPMorgan Chase and Goldman Sachs contributed to results. Large universal banks as a group continued to struggle throughout 2011, given concerns of a slowdown in the U.S. economy, muted loan growth and ongoing regulatory uncertainties. The Portfolio remains underweight in the diversified financials sector in an effort to minimize exposure to ongoing regulatory reform and the subsequent lack of earnings visibility.

Stock selection in the healthcare and materials sectors detracted from results. Not owning some of the larger health maintenance organizations and biotechnology names, such as Biogen IDEC, detracted from results.

328

OppenheimerFunds, Inc.

Equity Opportunities Portfolio — Class 1

Equity Opportunities Portfolio
Average Annual Total Returns as of 1/ 31/12
	Class 1*	Class 2*	Class 3*
1-year	3.28%	3.18%	3.07%
5-year	-0.29%	-0.43%	-0.54%
10-year	3.38%	3.22%	N/A
Since Inception	5.85%	2.64%	6.48%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000®.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Equity Opportunities Portfolio — Class 1 shares posted a return of 3.28% for the 12-month period ending January 31, 2012, compared to a 3.95% return for the Russell 1000 Index.

On a relative basis, the Portfolio outperformed the Index primarily in energy, consumer staples and information technology, due to better relative stock selection. The Portfolio underperformed mostly in the financials and health care sectors, due to weaker relative stock selection.

The reporting period proved to be a challenging one. The environment was characterized by geopolitical uncertainties, fits and starts in economic news — both domestically and internationally, climatic catastrophes, and emotions which waivered erratically between strong optimism about an economic recovery and fears about a global recession. By the end of the period, U.S. equities finished ahead as compared to twelve months prior, but the ride between points was a roller coaster.

Information technology stock Apple, Inc., energy holding Chevron Corp. and consumer staples stock Phillip Morris International, Inc., three of the top holdings of the Portfolio at period end were also among the strongest performers this reporting period. Other top performing holdings during the reporting period included pharmaceuticals firms Abbott Laboratories, a global leader in the development and manufacture of pharmaceuticals and medical devices, and Celgene Corp., which develops therapies to treat cancer and immune-inflammatory-related diseases. Publishing firm McGraw-Hill Cos., Inc. in consumer discretionary also performed well for the Portfolio.

329

OppenheimerFunds, Inc.

Equity Opportunities Portfolio — Class 1 — (continued)

The top detractors from Portfolio performance were mostly in the financials sector. Investors became increasingly bearish towards financials as fears heightened due to a weakening global economy and an uncertain regulatory environment. Holdings of Citigroup, Wells Fargo & Co., State Street Corp., AFLAC Inc, and CIT Group underperformed. The Portfolio exited Wells Fargo & Co., State Street Corp. and AFLAC, Inc. over the period.

Beyond Financials, Ford Motor Co. in consumer discretionary detracted from performance results. The auto industry suffered several set-backs during the year.

330

Davis Selected Advisers, L.P.

Davis Venture Value Portfolio — Class 1

Davis Venture Value Portfolio
Average Annual Total Returns as of 1/ 31/12
	Class 1*	Class 2*	Class 3*
1-year	-1.16%	-1.27%	-1.37%
5-year	-0.75%	-0.89%	-0.99%
10-year	4.98%	4.83%	N/A
Since Inception	9.25%	4.00%	7.52%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Davis Venture Value Portfolio — Class 1 shares posted a return of -1.16% for the 12-month period ending January 31, 2012, compared to a 4.22% return for the S&P 500 Index.

The sectors within the S&P 500 Index that turned in the strongest performance over the twelve month period were health care, utilities, and consumer staples. The sectors that turned in the weakest performance over the twelve month period were financials and energy.

Material companies were the most important detractor from both the Portfolio’s absolute and relative performance. The Portfolio’s material companies under-performed the corresponding sector within the Index and the Portfolio had a higher relative average weighting. Monsanto was among the most important contributors to performance. Sino Forest and Sealed Air Corp. were among the most important detractors from performance.

Energy companies were the second most important detractor from both absolute and relative performance. The Portfolio’s energy companies under-performed the corresponding sector within the Index and the Portfolio had a higher relative average weighting in this weaker performing sector. Devon Energy, Canadian Natural Resources, and Transocean were among the most important detractors from performance.

The Portfolio had more invested in financials than any other sector over the year and they detracted from both absolute and relative performance. The Portfolio’s financial companies out-performed the corresponding sector within the Index, but the Portfolio had a higher relative average weighting in this weaker performing sector. American Express was among the most important contributors to performance. Bank of New York Mellon and Loews were among the most important detractors from performance.

Consumer staples companies were the most important contributor to both absolute and relative performance. The Portfolio’s consumer staple companies out-performed the corresponding sector within the Index and the Portfolio had a higher relative average weighting in this stronger performing sector. CVS Caremark, Costco Wholesale, and Philip Morris International were among the most important contributors to performance.

331

SunAmerica Asset Management Corp.

“Dogs” of Wall Street Portfolio — Class 1

“Dogs” of Wall Street Portfolio
Average Annual Total Returns as of 1/ 31/12
	Class 1*	Class 2*	Class 3*
1-year	16.15%	16.01%	15.95%
5-year	2.81%	2.66%	2.56%
10-year	5.40%	5.24%	N/A
Since Inception	4.09%	5.42%	7.25%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Dogs of Wall Street Portfolio — Class 1 shares posted a return of 16.15% for the 12-month period ending January 31, 2012, compared to a 4.22% return for the S&P 500 Index.

Shifting U.S. economic data, a tsunami in Japan, a debt crisis in Europe, a debt ceiling debacle in the U.S. and monetary tightening among emerging market countries were just some of 2011’s market- moving events.

In terms of sectors, defensive sectors such as utilities, health care, and consumer staples were the best-performing constituents of the S&P 500 during the fiscal period. Financials were the principal laggards, declining nearly 11%, on average, followed by the materials and energy sectors.

Dogs of Wall Street is a rules-based quantitative Portfolio. Stock selections are based on quantitative methods and reconstituted quarterly. The Portfolio’s quantitative model seeks out high quality individual stocks paying above-market-average dividend yields that meet its capitalization, independent ranking and other criteria.

The primary reasons for the Portfolio’s outperformance relative to the S&P 500 Index were the Portfolio’s bias towards high-paying dividend stocks. Other factors that positively impacted during the 12-month period included underweight exposure to the financials sector; positive stock selection in all nine sectors, particularly information technology, energy, and financials; and overweight allocations to the consumer staples and consumer discretionary sectors. Gains were limited, however, by a 2% average cash position and no exposure to the utilities, the top-performing sector.

Top-contributing securities for the year included VF Corp., McDonald’s Corp., Intel Corp., Kraft Foods Inc., and Altria Group. Portfolio detractors included Hasbro Inc., Home Depot Inc., Eaton Corp. and Avon Products.

332

AllianceBernstein L.P.

Alliance Growth Portfolio — Class 1

Alliance Growth Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	3.21%	3.03%	2.97%
5-year	1.97%	1.81%	1.71%
10-year	2.62%	2.46%	N/A
Since Inception	8.37%	1.86%	6.02%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Alliance Growth Portfolio — Class 1 shares posted a return of 3.21% for the 12-month period ending January 31, 2012, compared to a 6.07% return for the Russell 1000 Growth Index.

Equity markets were extremely volatile in 2011, as a series of shocks roiled investors’ confidence. First, upheavals in the Middle East and North Africa caused oil prices to spike. Then, the earthquake and tsunami disrupted Japan’s economy and global supply chains. Later, fears of a double-dip recession resurfaced, the US credit rating was downgraded and the European debt crisis began to cast a shadow over the global economy.

After rising early in the year, stocks fell sharply for five straight months through September, then posted a late rally as European leaders stepped up efforts to stem the crisis. Although markets recovered in the fourth quarter, stocks finished the year in the red in most regions.

Stock selection drove the deficit for the period; weakest in the financials and information technology. Four of the five leading detractors by stock were within these two sectors and included Rovi Corp., Goldman Sachs Group, Inc., JPMorgan Chase & Co. and MetLife, Inc. On the positive side, stock selection in the healthcare and consumer discretionary sectors contributed to performance. Four of the five leading contributors were within these two sectors and included Limited Brands, Inc., Illumina, Inc., Apple, Inc., Starbucks Corp. and Celgene Corp..

From a sector allocation perspective, overweight positions in the information technology and consumer discretionary sectors contributed, while an underweight in the consumer staples sector and an overweight in financials detracted.

333

OppenheimerFunds, Inc.

Capital Growth Portfolio — Class 1

Capital Growth Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	2.64%	2.55%	2.45%
5-year	0.08%	-0.05%	-0.16%
10-year	2.99%	2.85%	N/A
Since Inception	-0.76%	0.97%	6.60%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Capital Growth Portfolio — Class 1 shares posted a return of 2.64% for the 12-month period ending January 31, 2012, compared to a 6.07% return for the Russell 1000 Growth Index.

On a relative basis, the Portfolio outperformed the Index primarily in consumer discretionary and industrials, due to better relative stock selection. The Portfolio underperformed mostly in the information technology, financials and energy sectors, due to weaker relative stock selection.

The reporting period proved to be a challenging one. The environment was characterized by geopolitical uncertainties, fits and starts in economic news — both domestically and internationally, climatic catastrophes, and emotions which waivered erratically between strong optimism about an economic recovery and fears about a global recession. By the end of the period, U.S. equities finished ahead as compared to twelve months prior, but the ride between points was a roller coaster.

The top contributor to overall performance was information technology holding Apple, Inc., which was also the top holding of the Portfolio at period end. QUALCOMM, Inc., the Portfolio’s second largest holding at period end, was another information technology holding that contributed positively to Portfolio performance. Outside of the information technology sector, aerospace and defense company Goodrich Corp. within the industrials sector produced positive results for the Portfolio. Within the consumer discretionary sector, fast food chain McDonald’s Corp. posted solid results. The Portfolio also received positive results from pharmaceutical holdings Bristol-Myers Squibb Co. and Allergan, Inc.

During the reporting period, information technology holdings Juniper Networks, Inc., Corning, Inc. and Cisco Systems, Inc. detracted from Portfolio performance. Energy holding Baker Hughes, Inc. and health care holding Illumina, Inc. were also among the performance detractors.

334

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31 /12
	Class 1*	Class 2*	Class 3*
1-year	1.10%	0.95%	0.79%
5-year	1.28%	1.13%	1.02%
10-year	3.83%	3.67%	N/A
Since Inception	6.22%	2.90%	6.84%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 1.10% for the 12-month period ending January 31, 2012, compared to a 4.22% return for the S&P 500 Index.

Stock selection in the retail and health care sectors detracted from the Portfolio’s performance relative to the S&P 500 Index. Within the retail sector, holdings of office supply chain Staples was a significant detractor from the Portfolio’s relative performance. Within the health care sector, not holding strong-performing pharmaceutical giant Pfizer also held back relative results. A combination of stock selection and an underweight position in the leisure sector also weighed on relative performance. The Portfolio’s overweight position in the financial services sector negatively affected relative results as the sector underperformed the benchmark. Holdings of financial services firms Bank of America, Goldman Sachs, Bank of New York Mellon, and JPMorgan Chase, all of which significantly underperformed during the period, hindered relative performance.

Elsewhere, holdings of poor-performing global integrated energy company Hess, enterprise software products maker Oracle, project management provider Fluor, and Dutch brewer Heineken also held back relative performance. The Portfolio’s currency exposure, resulting primarily from holdings of foreign denominated securities, was a detractor from relative performance.

Stock selection in the autos & housing sector contributed to relative performance. Stocks in other sectors that contributed to relative performance included the Portfolio’s holdings of debit and credit transaction processing company MasterCard, global payments technology company Visa, industrial and consumer products manufacturer Danaher, pharmaceutical and medical products maker Abbott Laboratories, athletic shoes and apparel manufacturer NIKE, tobacco company Philip Morris International, broadcast and communication tower management firm American Tower, and biotech firm Gilead Sciences. In addition, not holding financial services firm Citigroup and the Portfolio’s timing of ownership in computer products and services provider Hewlett-Packard also supported relative results.

335

Wells Capital Management, Incorporated

Fundamental Growth Portfolio — Class 1

Fundamental Growth Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	-0.36%	-0.60%	-0.67%
5-year	-0.13%	-0.28%	-0.38%
10-year	1.24%	1.08%	N/A
Since Inception	4.71%	-0.09%	4.50%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Fundamental Growth Portfolio — Class 1 shares posted a return of -0.36% for the 12-month period ending January 31, 2012, compared to a 6.07% return for the Russell 1000 Growth Index.

The macro-driven, highly-correlated market environment of 2011 presented a major challenge to the Portfolio’s bottom-up, fundamentally-based investment process. While we successfully identified companies with strong earnings growth, stock prices were disconnected from underlying fundamentals for much of the year.

Sector allocations with the most impact on the Portfolio were consumer staples, industrials and energy. A significant underweight to the consumer staples sector and slight overweights to the industrials and energy sectors detracted from performance for the period. The underweight in the market leading consumer staples sector was based on the investment team’s bottom up research identifying superior growth prospects in other sectors. In addition, an overweight to energy in general and an underweight to Exxon detracted from returns.

The negative impact to the Portfolio from stock selection was driven primarily by holdings in energy, financials and information technology. Within energy, the notable underperformers included Newfield Exploration Co., Baker Hughes, Inc. and Halliburton Co. TD Ameritrade Holding Corp. and Itau Unibanco Holdings led detractors in the financials sector. The positive contribution from Apple, Inc. and Mastercard, Inc. was not enough to offset the weakness from software company Salesforce.com, Inc. and communications equipment companies, Juniper Networks, Inc. and Ciena Corp.

Overweights in the information technology and consumer discretionary sectors and an underweight to materials were slight positives to the Portfolio. In addition to the positive contributors mentioned above, UnitedHealth Group, CBS Corp. and Starbucks Corp. also contributed positively to the Portfolio.

336

SunAmerica Asset Management Corp.

Blue Chip Growth Portfolio — Class 1

Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	-0.84%	-0.98%	-1.08%
5-year	0.95%	0.80%	0.70%
10-year	1.38%	1.22%	N/A
Since Inception	-2.32%	0.21%	4.82%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Blue Chip Growth — Class 1 shares posted a return of -0.84% for the 12-month period ending January 31, 2012, compared to a 6.07% return for the Russell 1000 Growth Index.

Equity indices rallied during the final months of the fiscal year, to end the period in positive territory. U.S. economic data, showing improvements in employment and confidence provided a supportive backdrop. On the negative side, high and rising oil prices, continued worries about colliding economics and geopolitics in the Euro zone, and the impact of a managed slowdown in China all loom large among investor worries.

With respect to sector weighting versus the portfolio’s benchmark, the combination of stock selection in the Industrial group and a health care overweight enhanced performance. Factors that hindered results included 1) overweight exposure and sector investments in the consumer discretionary group; 2) underweight exposure and security selection among consumer staples companies. Stock selection in the financial, information technology, and energy groups further detracted from performance.

Top-performing investments for the year included Apple Inc., Alexion Pharmaceuticals Inc., McDonald’s Corp., Starbucks Corp., and Pharmasset. Conversely, Goldman Sachs Group Inc., Micron Technology Inc., Express Scripts Inc., Guess? Inc., and Acme Packet Inc. headed the list of portfolio detractors.

337

Davis Selected Advisers, L.P.

Real Estate Portfolio — Class 1

Real Estate Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	11.34%	11.17%	11.10%
5-year	-4.25%	-4.40%	-4.49%
10-year	9.94%	9.77%	N/A
Since Inception	8.10%	9.31%	9.95%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Real Estate Portfolio — Class 1 shares posted a return of 11.34% for the 12-month period ending January 31, 2012, compared to a 12.01% return for the Morgan Stanley Real Estate Investment Trust REIT Index.

Residential REITs were the most important contributor to the Portfolio’s absolute performance and they out-performed the Index. American Campus and Essex Property Trust were among the most important contributors to performance.

Retail REITs were the second most important contributor to the Portfolio’s absolute performance and they also out-performed the Index. Simon Property Group and Macerich Co. were among the most important contributors to performance. Regency Centers was among the most important detractors from performance. The Portfolio no longer owns Regency Centers.

Real estate operating companies were the most important detractor from the Portfolio’s absolute performance and they under-performed the Index. Forest City Enterprises was the single most important detractor from the Portfolio’s performance.

Other important contributors to performance included two office REITs, Digital Realty Trust and Coresite Realty, and a specialized REIT, Public Storage. Other important detractors from performance included an office REIT, Corporate Office Properties and two specialized REITs, Lasalle Hotel Properties and Cogdell Spencer. The Portfolio no longer owns Lasalle Hotel Properties or Cogdell Spencer.

338

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1

Small Company Value Portfolio
Average Annual Total Returns as of 1/ 31/12
	Class 1*	Class 3*
1-year	2.76%	2.53%
5-year	0.80%	0.56%
10-year	7.88%	N/A
Since Inception	8.46%	3.59%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small Company Value Portfolio — Class 1 shares posted a return of 2.76% for the 12-month period ending January 31, 2012, compared to a 0.73% return for the Russell 2000 Value Index.

Within the Russell 2000 Value benchmark, the utilities, health care and consumer staples sectors made the greatest gains, while energy, telecommunication services and information technologies had the largest declines.

The Portfolio benefited from stock selection in the industrials, consumer discretionary and consumer staples sectors. An overweighting in the materials sector also contributed to results. Key individual contributors to performance included auto dealership operator Group 1 Automotive, metals processor Mueller Industries and furniture company La-Z-Boy.

Detractors from relative performance included certain underperforming stocks in the financials sector, as well as lower exposure to the financials, utilities and health care sectors. Major individual detractors from performance included petroleum shipper Overseas Shipholding Group, engineered industrial products provider EnPro Industries and women’s clothing retailer Christopher & Banks.

During the period, several positions were initiated in what were considered attractively valued securities. In addition to EnPro Industries, large new holdings included aircraft-related aftermarket service provider AAR, medical equipment manufacturer Hill-Rom Holdings and machinery manufacturer Kaydon. The Portfolio also added significantly to several existing positions including The Cato Corp., GameStop and The Hanover Insurance Group.

339

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1 — (continued)

Several positions were liquidated, including Pharmaceutical Product Development (“PPD”), PNM Resources, Transatlantic Holdings and Westlake Chemical, among others. PPD was subject to an all-cash takeover offer from The Carlyle Group and Hellman & Friedman of $33.25 per share, a 30% premium over PPD’s previous day’s closing price. The Portfolio also significantly reduced positions in Mettler-Toledo International, Nordson and Casey’s General Stores, among others.

340

J.P. Morgan Investment Management Inc.

Mid-Cap Growth Portfolio — Class 1

Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	0.78%	0.62%	0.53%
5-year	3.09%	2.95%	2.84%
10-year	1.48%	1.33%	N/A
Since Inception	3.10%	-0.82%	8.07%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Mid-Cap Growth Portfolio — Class 1 shares posted a return of 0.78% for the 12-month period ending January 31, 2012, compared to a 3.42% return for the Russell Midcap Growth Index.

Stock selection within the consumer discretionary and technology sectors detracted from performance, while stock selection in producer durables and health care aided performance. Sector positioning also drove underperformance as an underweight position in consumer staples weighed on results. The Portfolio’s investment style was challenged, especially during the third quarter of 2011 as slower-growth companies were favored over companies with higher growth.

At the individual stock level, overweight positions in Newfield Exploration and Lamar Advertising detracted the most from performance. Newfield Exploration, an oil and gas exploration and development company, underperformed for the year as the company announced in its second fiscal quarter that mechanical issues in Malaysia would be a drag on production. The company also announced an increase in capital expenditures, which disappointed investors as no corresponding increase in production was associated with the spending increase. Lamar Advertising, an advertising agency, was also a top detractor for the year. The company was hurt by a slower-than-expected recovery in local advertising spending from small and medium-sized businesses.

Valeant Pharmaceuticals, a specialty healthcare company, was a top contributor to performance. The company had a strong 2011, driven by organic growth, continued success with accretive acquisitions, and margin expansion. Grainger, an industrial supplier, was also a top contributor. The company invested heavily in its sales force during the downturn and has consequently gained market share.

341

Wells Capital Management, Incorporated

Aggressive Growth Portfolio — Class 1

Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	3.78%	3.60%	3.52%
5-year	-3.97%	-4.09%	-4.20%
10-year	1.89%	1.74%	N/A
Since Inception	3.63%	-0.01%	4.64%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

Effective April 4, 2011, the Portfolio changed its index to Russell 2500® Growth Index. The Russell 2500 Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Portfolio changed its Index because the new benchmark is more consistent with the new portfolio management’s team investment strategy and style.

[2]

The Russell Midcap Growth® Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Aggressive Growth Portfolio — Class 1 shares posted a return of 3.78% for the 12-month period ending January 31, 2012, compared to a 3.42% return for the Russell Midcap Growth Index and a 4.83% return for the Russell 2500 Growth Index.

The Portfolio experienced a change in investment management team effective April 4, 2011. As a result, the benchmark migrated from the Russell Midcap Growth Index to the Russell 2500 Growth Index.

The macro-driven, highly-correlated market environment of 2011 presented a challenge to the Portfolio’s bottom-up, fundamentally-based, investment process.

From the beginning of the reporting period through April 4th 2011, the Portfolio slightly underperformed the Russell Midcap Growth benchmark. During this period, sector allocation was the primary performance detractor. Stocks in the consumer discretionary and industrials sectors detracted from performance while information technology stocks in the Portfolio buoyed results.

Subsequent to the shift in benchmark, positive stock selection allowed the Portfolio to outperform its new benchmark for the remainder of the fiscal year. Sector allocations relative to the Russell 2500 Growth Index detracted from performance. Sectors with the most impact on the Portfolio were consumer staples and energy. An underweight to the consumer staples sector and slight overweight to the underperforming energy sector were headwinds to the Portfolio’s return. The underweight in the market leading consumer staples sector was based on the investment team’s bottom up research identifying superior growth prospects in other sectors.

Pharmasset, Alexion and HealthSpring led contributors within health care while TransDigm Group, Triumph Group and Kansas City Southern led contributors in the industrial sector. The positive contributions from Vitamin Shoppe and Dick’s Sporting goods were not enough to offset the weakness from Shutterfly and media companies, National CineMedia and Interpublic Group.

342

Invesco Advisors, Inc.

Growth Opportunities Portfolio — Class 1

Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	2.89%	2.51%	2.53%
5-year	3.33%	3.13%	3.06%
10-year	2.49%	2.33%	N/A
Since Inception	-2.44%	1.44%	8.75%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth Opportunities Portfolio — Class 1 shares posted a return of 2.89% for the 12-month period ending January 31, 2012, compared to a 4.94% return for the Russell 2000 Growth Index.

During the fiscal year, indexes measuring the performance of large-, mid- and small-cap stocks all finished the period with positive returns. In terms of investment style, small growth stocks outperformed small value stocks. The sectors with the highest returns in the Russell 2000 Growth Index included the more defensive sectors such as utilities, consumer staples and health care. Conversely, more economically sensitive sectors such as materials and energy had the lowest returns and were in negative territory.

In this environment, the Portfolio had positive absolute performance but underperformed its benchmark during the fiscal year. Underperformance against the benchmark was primarily due to stock selection. The Portfolio underperformed in the health care, information technology, industrials, financials and consumer staples sectors.

The Portfolio underperformed by the widest margin in the health care sector driven by stock selection. Examples of stocks in this category which hurt performance included ExamWorks Group Inc., Nuvasive Inc., and United Therapeutics Corp.

In the information technology sector, underperformance was again primarily from stock selection. Rovi Corp. is an entertainment technology solutions provider which was down significantly during the period and was one of the largest detractors from performance. Ixia Communications and Cypress Semiconductor Corp. also detracted from relative performance during the period.

Some of this underperformance was offset by positive stock selection and outperformance in other sectors, including consumer discretionary, energy, telecommunication services and materials. The Portfolio’s cash position and an overweight position in the utilities sector also contributed to performance.

343

Marsico Capital Management, LLC

Marsico Focused Growth Portfolio — Class 1

Marsico Focused Growth Portfolio
Average Annual Total Returns as of 1/ 31/12
	Class 1*	Class 2*	Class 3*
1-year	3.26%	3.04%	2.97%
5-year	0.58%	0.42%	0.32%
10-year	5.02%	4.87%	N/A
Since Inception	3.34%	4.50%	6.26%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Marsico Focused Growth Portfolio — Class 1 shares posted a return of 3.26% for the 12-month period ending January 31, 2012, compared to a 6.07% return for the Russell 1000 Growth Index.

Sector allocation had a negative effect on the Portfolio’s performance in the reporting period. As the benchmark index returned over 6%, the Portfolio incurred an opportunity cost to performance results by maintaining over 9% of average net assets in cash & cash equivalents. An underweighted posture to consumer staples and health care, two of the strongest-performing sectors in the benchmark index, also hindered returns.

In contrast, security selection had a positive impact on the Portfolio’s performance results in the reporting period. In particular, stock selection in the industrials, information technology and consumer discretionary sectors significantly helped results. Muting the positive effect, however, was stock selection in the financials sector. On an individual stock level, positions in Starbucks Corp., Apple Inc., Visa Inc., and Mead Johnson Nutrition Co. emerged as the largest contributors, while Halliburton Co., Oracle Corp., Citigroup Inc. and Agilent Technologies Inc. were the Portfolio’s largest detractors. Oracle Corp., Citigroup Inc. and Agilent Technologies Inc. were sold in the period.

344

Columbia Management Investment Advisers, LLC

Technology Portfolio — Class 1

Technology Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	1.69%	1.72%	1.38%
5-year	2.21%	2.08%	1.95%
10-year	-1.30%	-1.43%	N/A
Since Inception	-9.88%	-2.90%	7.20%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.
[2]	The MSCI World Information Technology Index is a capitalization weighted index that monitors the performance of information technology stocks from around the world.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Technology Portfolio — Class 1 shares posted a return of 1.69% for the 12-month period ending January 31, 2012, compared to a -0.32% return for the MSCI World Information Technology Index and a 4.20% return for the Nasdaq Composite Index.

The year was marked by a “risk on” and “risk off” paradigm that was dependant more on major macroeconomic events ranging from the Japanese earthquake and Tsunami, the political uprisings in the Middle East, the flooding in Thailand and crisis in peripheral Europe, rather than individual company fundamentals. Despite this environment, the Portfolio benefitted from the allocation to the technology sector, specifically an underweight posture relative to the MSCI World Information Technology benchmark in the communication equipment industry and the electronic equipment instrument industry. Detracting from performance was the Portfolio’s relative underweight in the IT services and computers & peripherals industries.

Security selection in the software industry helped performance, specifically voice recognition software maker Nuance Communications which was a strong performer over the period. The company’s software helps power the popular speech controlled personal assistant Siri on the Apple iPhone 4S. Security selection in the computers & peripherals industry detracted from performance, specifically a relative underweight position in Apple which comprises over a 10% weighting in the benchmark index and posted strong returns. During the period, the company launched the second version of the iPad as well as new version of their popular iPhone.

345

AllianceBernstein L.P.

Small & Mid Cap Value Portfolio — Class 2

Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*		Class 2*	Class 3*
1-year	N/A		-2.41%	-2.49%
5-year	N/A		2.69%	2.58%
10-year	N/A		N/A	N/A
Since Inception	0.77%	+	9.17%	10.18%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.
+	Cumulative return. Class 1 in existence less than one year.

[1]

The Russell 2500® Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small & Mid Cap Value Portfolio — Class 2 shares posted a return of -2.41% for the 12-month period ending January 31, 2012, compared to a 0.60% return for the Russell 2500 Value Index.

Equity markets were extremely volatile in 2011, as a series of shocks roiled investors’ confidence. First, upheavals in the Middle East and North Africa caused oil prices to spike. Then, the earthquake and tsunami disrupted Japan’s economy and global supply chains. Later, fears of a double-dip recession resurfaced, the US credit rating was downgraded and the European debt crisis began to cast a shadow over the global economy.

After rising early in the year, stocks fell sharply for five straight months through September, then posted a late rally as European leaders stepped up efforts to stem the crisis. Although markets steadied in the fourth quarter, stocks finished the 2011 year in the red in most regions.

Stock selection drove the Portfolio’s underperformance for the period; weakest in the financials and consumer cyclicals. The leading individual detractors were MF Global Holdings, Forest Oil, AU Optronics, Ferro and Popular. Performance was positively affected by stock selection in the capital equipment and transportation sectors. Individual top contributors were Molina Healthcare, Southern Union, Kinetic Concepts, Big Lots and Health Net.

Overall sector selection was positive. The benefit from underweighting consumer growth and overweighting consumer cyclicals outweighed the negative effect of an overweight in industrial resources.

A significant driver of the Portfolio’s underperformance has been heightened investor anxiety weighing on the deep value stocks that are the Portfolio’s focus.

346

Putnam Investment Management, LLC

International Growth and Income Portfolio — Class 1

International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*	Class 2*	Class 3*
1-year	-10.48%	-10.53%	-10.64%
5-year	-6.38%	-6.53%	-6.62%
10-year	3.71%	3.55%	N/A
Since Inception	3.22%	2.47%	6.19%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]	Effective May 1, 2011, the Portfolio changed its Index to the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE)SM Value Index.
The Morgan Stanley Capital International (MSCI) EAFE Value Index is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The Portfolio changed its Index because the new benchmark is more consistent with the subadviser’s investment style and strategy.
[2]

The S&P Developed ex-US Large Mid Cap Value Index is an unmanaged index of mostly large and some small-cap stocks from developed countries, excluding the United States, chosen for their value orientation.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Growth and Income Portfolio — Class 1 shares posted a return of -10.48% for the 12-month period ending January 31, 2012, compared to a return of -9.55% for the S&P Developed Ex-U.S. LargeMidCap Value Index and a -11.59% return for the MSCI EAFE Value Index.

The Portfolio changed its benchmark from the S&P Developed Ex-U.S. LargeMidCap Value Index to the MSCI EAFE Value Index effective May 1, 2011.

From the beginning of the reporting period through the end of April, the Portfolio’s performance was in-line with the S&P Developed Ex-U.S LargeMidCap Value Index. Sector selection was in-line with the benchmark. An overweight to consumer staples and an underweight to information technology contributed most to returns and an underweight allocation to energy and health care detracted most. Stock selection was positive. Top contributors to performance include the lack of a position in Tokyo Electric, out-of-benchmark positions in Kerry Group and Edenred and overweight positions in BASF and National Bank of Canada. Top detractors from performance include out-of-benchmark positions in Pandora and PCD Stores, overweight allocations to Danske Bank and Nissan, and the lack of exposure to Hyundai Motor. Country selection was positive, with overweight allocations to China and Germany contributing most to returns and an underweight allocation to South Korea and an overweight to Japan detracting the most. Cash within the Portfolio detracted from performance during a rising market. Currency effects were in-line with the benchmark.

347

Putnam Investment Management, LLC

International Growth and Income Portfolio — Class 1 — (continued)

Subsequent to the shift in benchmark, the Portfolio outperformed the MSCI EAFE Value benchmark. Sector selection was positive, with an underweight to the financials and utilities and an overweight to consumer staples sectors contributing most. An underweight allocation to the healthcare and telecommunication services sectors and an overweight to materials detracted most from performance. Stock selection was positive, with out-of-benchmark positions in Anheuser-Busch InBev, BCE, ACE and ASUSTek and an underweight to UniCredit contributing most to returns. Top detractors include out-of-benchmark positions in Pandora and BBMG, the lack of exposure to GlaxoSmithKline and overweight positions in Xstrata and HSBC. Country allocation effects contributed to returns, with overweight allocations to China and the United Kingdom contributing most. An underweight allocation to Australia and Singapore detracted most. Cash had a positive effect as markets fell. Currency effects detracted from performance.

348

J.P. Morgan Investment Management, Inc.

Global Equities Portfolio — Class 1

Global Equities Portfolio
Average Annual Total Returns as of 1/ 31/12
	Class 1*	Class 2*	Class 3*
1-year	-6.67%	-6.72%	-6.90%
5-year	-2.58%	-2.71%	-2.81%
10-year	3.51%	3.36%	N/A
Since Inception	5.26%	2.33%	6.87%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Morgan Stanley Capital International (MSCI) World IndexSM measures the performance of companies representative of the market structures of 24 developed market countries in North America, Europe and Asia/Pacific regions.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Global Equities Portfolio — Class 1 shares posted a return of -6.67% for the 12-month period ending January 31, 2012, compared to a -2.99% return for the MSCI World Index.

Most major regions posted negative returns during the period, with Continental Europe and Japan having the worst performance, falling 14.9% and 10.6%, respectively. The Pacific Rim (-3.2%) and the U.K. (-1.1%) were down to a lesser extent, while the U.S., the largest component of the benchmark, was one of the few markets in positive territory, rising 3.7%.

The uncertainty about Europe continued to weigh on the markets. Financials was the worst performing sector for the 12-month period, with materials and utilities down significantly as well. More defensive sectors like healthcare and consumer staples were the best performers.

The Portfolio underperformed its benchmark during the period, with much of the underperformance coming in the third quarter. Stock selection in financials and information technology hurt relative returns, while stock selection in healthcare and energy added to performance. Regionally, stock selection in the U.K. and North America detracted from performance, while stock selection in the Pacific Rim and an underweight in Japan contributed.

The Portfolio aims to identify and capitalize on growth and value anomalies and trends. From a style perspective, all of the style factors targeted by the strategy underperformed over the 12-month period.

349

Morgan Stanley Investment Management Inc.

International Diversified Equities Portfolio — Class 1

International Diversified Equities Portfolio
Average Annual Total Returns as of 1/31 /12
	Class 1*	Class 2*	Class 3*
1-year	-11.75%	-11.88%	-11.98%
5-year	-2.85%	-2.99%	-3.09%
10-year	3.60%	3.45%	N/A
Since Inception	2.51%	1.92%	6.67%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE)SM Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Diversified Equities Portfolio — Class 1 shares posted a return of -11.75% for the 12-month period ending January 31, 2012, compared to a -9.59% return for the MSCI EAFE Index.

The past year was agonizing and overall market performance was choppy and marked by a distinct sell-off in late July/early August. After beginning the year with decent positive momentum, the global markets and economy battled the after-effects of Japan’s tragic March earthquake and tsunami, rolling Arab revolutions, a jarring increase in European bond yields and tightening of bank funding, the U.S. Treasury downgrade by Standard & Poor’s and political dysfunction over the debt ceiling, and a sharp fall in Chinese property transactions and purchasing managers index. Market volatility shot up sharply in August and remained elevated through year-end. Under a fragile world economy and an extremely heated and highly fractioned political backdrop, investors were whipsawed on the global equity market roller coaster, with violent movements to the upside and downside on the back of political indecision and rapid shifts in sentiment.

Over the course of the period, the Portfolio moved from a cyclical posture to a more defensive one. The most significant detractors were the overweight to materials and below-benchmark allocation to health care earlier in the period. The Portfolio’s cash positioning also detracted from performance. An underweight to Asia ex-Japan detracted from performance but was offset by the positive contribution from allocations to Europe and U.K. The Portfolio is nearly fully invested and remains underweight financials and Europe. For the twelve month period ended January 31, 2012, macro investment decisions made with the use of stock index futures and forward currency contracts detracted from absolute returns.

350

Putnam Investment Management, LLC

Emerging Markets Portfolio — Class 1

Emerging Markets Portfolio
Average Annual Total Returns as of 1/ 31/12
	Class 1*	Class 2*	Class 3*
1-year	-16.00%	-16.10%	-16.31%
5-year	1.02%	0.85%	0.75%
10-year	12.66%	12.49%	N/A
Since Inception	6.06%	12.24%	15.43%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Morgan Stanley Capital International (MSCI) Emerging Markets IndexSM measures the performance of companies representative of the market structure of 21 emerging economies. The MSCI Emerging Markets Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Emerging Markets Portfolio — Class 1 shares posted a return of -16.00% for the 12-month period ending January 31, 2012, compared to a -6.64% return for the MSCI Emerging Markets Index.

The MSCI Emerging Markets Index fell over 30% from May to the end of September as returns of emerging markets were hurt by inflationary fears, probability of a Chinese hard landing and the contagion effects from the European sovereign debt crisis. Relative strength in the index was seen in the consumer staples and consumer discretionary sectors. Industrials, materials, information technology, and financials were the worst performing sectors within the benchmark during the period.

Sector allocation was negative during the period. In particular, underweights to consumer staples and telecommunication services, and an overweight to information technology detracted most from performance. Stock selection was also negative and was weakest in the consumer staples, consumer discretionary, utilities and information technology sectors. These weaknesses however, were partly offset by strong selection within financials.

Within consumer staples, an out-of-benchmark position in Synergy drove relative underperformance and was the top detractor for the year. Positions in PDG Realty and PCD Stores hindered performance in consumer discretionary and out-of-benchmark positions in China Windpower and China Power New Energy Development hurt results within utilities. Additionally, out-of-benchmark holdings in AsiaInfo-Linkage and Perfect World were among top detractors within information technology.

Overweights to BR Malls Participacoes and Bank Rakyat Indonesia contributed to results within financials. Additional top contributors were overweights to Samsung Electronics, Vale Fertilizantes, and an out-of-benchmark position in Silvinit.

Country allocation also had a negative effect on performance, particularly underweights to South Africa and Mexico, and overweight to Russia. This was partly offset by beneficial underweights to India and Taiwan.

351

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2

Foreign Value Portfolio
Average Annual Total Returns as of 1/31/12
	Class 1*		Class 2*	Class 3*
1-year	N/A		-10.84%	-10.94%
5-year	N/A		-3.71%	-3.80%
10-year	N/A		N/A	N/A
Since Inception	0.96%	+	6.34%	7.31%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.
+	Cumulative return. Class 1 in existence less than one year.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE)® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Foreign Value Portfolio — Class 2 shares posted a return of -10.84% for the 12-month period ending January 31, 2012, compared to a -9.59% return for the MSCI EAFE Index.

During the 12 months under review, global stocks generally declined as natural disasters, geopolitical events, a deepening sovereign debt crisis and slowing global economic growth led to escalating investor anxiety and severe market volatility. Despite these challenges, corporate profits remained resilient and European policymakers stepped up their response to their sovereign debt and banking crisis.

During the year, overweighting and stock selection in health care benefited performance relative to the benchmark MSCI EAFE Index. Strong performers included pharmaceutical manufacturers Elan (Ireland), Merck KGaA (Germany) and GlaxoSmithKline (U.K.). Stock selection and underweighting in materials also aided relative returns, notably LyondellBasell Industries (Netherlands). Stock selection in information technology helped relative results, particularly semiconductor companies. Samsung Electronics (South Korea) and Taiwan Semiconductor Manufacturing contributed positively within the semiconductors & semiconductor equipment industry. Other key contributors included energy companies Royal Dutch Shell (U.K.) and Statoil (Norway), passenger railway company East Japan Railway, and telecommunication services provider Telenor (Norway).

352

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2 — (continued)

In contrast, stock selection and underweighting in consumer staples hurt relative results, notably U.K. food manufacturer Premier Foods. Stock selection in industrials was detrimental, particularly recruitment company Hays (U.K.) and airline company Deutsche Lufthansa (Germany). Stock selection in the financials sector, where key detractors included UniCredit (Italy) and Credit Agricole (France), weighed on performance. Other major detractors included oil and gas company Talisman Energy (Canada), telecommunication services providers France Telecom and Telecom Italia, industrial conglomerate Koninklijke Philips Electronics (Netherlands), and video gaming company Nintendo (Japan).

Geographically, Asia was a top contributor, largely due to underweighting and positive stock selection. Investments in South Korea, Taiwan, and Singapore generally helped relative results. In contrast, North America was a major detractor, due to the Portfolio’s holding in Canada.

353

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

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1 SunAmerica Center Los Angeles, CA 90067-6121 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

Item 2.    Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2012, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2011	2012
(a) Audit Fees	$893,533	$943,753
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$161,708	$174,874
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2012	2011
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2011 and 2012 were $191,693 and $236,735 respectively.

(h)	Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 9, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: April 9, 2012